UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-09253

Wells Fargo Funds Trust

(Exact name of registrant as specified in charter)

525 Market St., San Francisco, CA 94105

(Address of principal executive offices) (Zip code)

C. David Messman
Wells Fargo Funds Management, LLC
525 Market St., San Francisco, CA 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: 800-643-9691

Date of fiscal year end: May 31, 2011

Date of reporting period: May 31, 2011

ITEM 1.	REPORT TO SHAREHOLDERS

Annual Report

May 31, 2011

WELLS FARGO ADVANTAGE ALLOCATION FUNDS

■	Wells Fargo Advantage Conservative Allocation Fund

■	Wells Fargo Advantage Growth Balanced Fund

■	Wells Fargo Advantage Moderate Balanced Fund

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Contents

Letter to Shareholders	2

Performance Highlights	4

Fund Expenses	16

Portfolio of Investments
Wells Fargo Advantage
Conservative Allocation Fund	18
Wells Fargo Advantage
Growth Balanced Fund	19
Wells Fargo Advantage
Moderate Balanced Fund	20

Financial Statements
Statements of Assets and Liabilities	21
Statements of Operations	22
Statements of Changes in Net Assets	24
Financial Highlights	28

Notes to Financial Statements	32

Report of Independent Registered Public Accounting Firm	42

Master Portfolios

Portfolio of Investments
Wells Fargo Advantage
C&B Large Cap Value Portfolio	43
Wells Fargo Advantage
Disciplined Value Portfolio	47
Wells Fargo Advantage
Diversified Large Cap Growth Portfolio	54
Wells Fargo Advantage
Emerging Growth Portfolio	60
Wells Fargo Advantage
Equity Value Portfolio	65
Wells Fargo Advantage
Index Portfolio	70

The views expressed are as of May 31, 2011 and are those of Wells Fargo Funds Management, LLC, and the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Allocation Funds.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $240 billion in assets under management, as of May 31, 2011.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Allocation Funds	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continuing optimism as most economic data continued to point toward recovery; although a continued sluggish employment market and a late-period weakening in the housing market remained worrisome.

Dear Valued Shareholder,

We’re pleased to offer you this annual report for the Wells Fargo Advantage Allocation Funds for the eight-month period that ended May 31, 2011.

Many of our shareholders received an annual report less than 12 months ago. The reason for this is that with the merger of the Wells Fargo Advantage Funds and the Evergreen Funds in July of 2010, we are in the process of realigning the fiscal year-end dates of our funds. Going forward, shareholder reports for these Wells Fargo Advantage Allocation Funds will be based on a fiscal year-end of May 31.

The period was marked by continuing optimism as most economic data continued to point toward recovery; although a continued sluggish employment market and a late-period weakening in the housing market remained worrisome. All major areas of the global stock market ended the period with double-digit gains. In an environment distinguished by continued low interest rates and recovering credit markets, most bond market sectors posted gains.

Solid economic reports helped support a market rally.

Economic numbers throughout the reporting period supported the case for a gradual recovery. Reported real gross domestic product (GDP) grew by 3.1% in the fourth quarter of 2010. Although GDP growth slowed in the first quarter of 2011, it remained positive at 1.8%, supporting consensus opinion that a double-dip recession was unlikely.

The unemployment rate began the period at 9.7% in October 2010 and ended the period modestly lower at 9.1% in May 2011. The stubbornly high unemployment rate was the main sour note and the primary reason why most analysts believed that an economic recovery would be gradual. Persistent weakness in the housing market remained another source of concern, and by the end of the period, higher prices for food and energy led to concerns about renewed inflation.

Europe’s sovereign debt problems weighed on confidence.

Although European economic news had initially supported the moderately positive outlook, investors became concerned in mid-2010 about the possibility that eurozone member Greece would default on its sovereign debt. Greece applied for a bailout from the European Union and the International Monetary Fund in April 2010, and Ireland followed in November. Portugal also requested a bailout in early April 2011. Concerns about default led to worries about the debt burdens of other member states, such as Italy and Spain, and about the effect of possible defaults on European banks and pension funds. Despite the debt worries, European stocks rallied during the reporting period, and the MSCI EAFE Index1 (which also includes stocks from developed Asian markets) posted a positive eight-month return.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates at effectively zero in order to support the financial system. In November 2010 the Federal Reserve announced a second round of monetary

1.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Letter to Shareholders	Wells Fargo Advantage Allocation Funds	3

stimulus (popularly known as QE2) in which it planned to purchase $600 billion in long-term U.S. Treasuries by the end of the second quarter of 2011, as well as reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments.

The European Central Bank (ECB) began the period with a key rate of 1.00% but in early April 2011 raised it to 1.25% as part of an attempt to keep inflation in check. The ECB continued to provide unlimited liquidity for banks and, in December 2010, announced the purchase of Irish and Portuguese bonds to help reduce those countries’ borrowing costs.

Global stock and bond markets rallied.

Stocks sold off in the summer of 2010 because of concerns about sovereign debt, but they soon recovered on hopes of a continued economic recovery. For the period, both domestic small-cap and large-cap stocks rallied as most investors seemed to operate on the belief that the economic recovery would continue. Within the small-cap space, growth stocks strongly outperformed value stocks, in part because small-cap growth issues tend to have greater sensitivity to economic growth. Within the large-cap space, though, growth stocks and value stocks posted comparable returns. Both developed and emerging markets stocks posted gains for the period.

Within the fixed-income universe, investment-grade bonds continued to benefit from historically low interest rates, though returns were in the single digits, as most of the total returns came from income rather than from capital gains. High-yield bonds posted stronger gains on improved economic conditions and investors’ apparent increased willingness to take on credit risk in exchange for higher yields in a low-yielding environment.

Many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For the period, both domestic small-cap and large-cap stocks rallied as most investors seemed to operate on the belief that the economic recovery would continue.

4	Wells Fargo Advantage Allocation Funds	Performance Highlights

Wells Fargo Advantage Conservative Allocation Fund1

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting primarily of current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

LSV Asset Management

Peregrine Capital Management, Inc.

SSgA Funds Management, Inc.

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Thomas C. Biwer, CFA

Petros Bocray, CFA

Christian L. Chan, CFA

Jeffrey P. Mellas, CAIA

Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

PERFORMANCE SUMMARY

8 MONTH TOTAL RETURN AS OF MAY 31, 2011
Administrator Class	7.37%
Conservative Allocation Composite Index[2]	4.80%
Barclays Capital U.S. Aggregate Bond Index[3]	1.69%
S&P 500® Index[4]	19.42%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge. The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses. The Fund’s gross and net expense ratios are 1.13% and 0.85%, respectively, for Administrator Class shares. Without these reductions, the Fund’s returns would have been lower.

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.

Source: Wells Fargo Funds Management, LLC. The Conservative Allocation Composite Index is weighted 55% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities), 25% in the Barclays Capital 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 5% in the Russell 1000® Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 5% in the S&P 500 Index, 5% in the Russell 1000 Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 3% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 2% in the Russell 2000® Index (measures the performance of the 2,000 smallest companies in the Russell 3000® Index). You cannot invest directly in an index.

3.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

4.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

5.

The chart compares the performance of the Wells Fargo Advantage Conservative Allocation Fund Administrator Class shares for the most recent ten years with the Conservative Allocation Composite Index, the Barclays Capital U.S. Aggregate Bond Index, and the S&P 500 Index. The chart assumes a hypothetical $1,000,000 investment in the Administrator Class shares and reflects all operating expenses.

Performance Highlights	Wells Fargo Advantage Allocation Funds	5

Wells Fargo Advantage Conservative Allocation Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed the Conservative Allocation Composite Index, and the Barclays Capital U.S. Aggregate Bond Index but underperformed the S&P 500 Index for the eight month period.

■	Major asset classes posted generally positive returns as stocks produced strong gains and the overall bond market advanced moderately during the period.

■

The Fund’s Tactical Asset Allocation (TAA) overlay strategy and investments in the Wells Fargo Advantage Diversified Large Company Growth Portfolio were the primary contributors to excess performance versus the composite benchmark. The Fund’s allocation to fixed income detracted from performance relative to the S&P 500 Index.

All major equity styles and sectors advanced during the period.

The Federal Reserve’s decision to purchase $600 billion of Treasury securities to boost the U.S. economy—also known as the second round of quantitative easing or QE2—combined with stronger corporate profits to propel stocks higher during the initial months of the period. Equities continued to advance despite the turmoil in the Middle East and a devastating earthquake in Japan. During the final month of the period, stocks declined based on data indicating that U.S. economic growth had slowed and on renewed worries about the European sovereign debt situation.

TEN LARGEST HOLDINGS[6] (AS OF MAY 31, 2011)
US Treasury Bond, 2.52%, 11/15/2020	1.64%
FHLMC, 7.50%, 9/25/2043	1.29%
US Treasury Bond, 4.25%, 11/15/2040	1.06%
FNMA, 6.25%, 5/25/2942	1.00%
FNMA, 5.50%, 2/1/2036	0.93%
US Treasury Bill, 0.04%, 8/4/2011	0.93%
FNMA, 5.25%, 5/25/2020	0.85%
US Treasury Bond, 3.87%, 8/15/2040	0.78%
FHLMC, 7.00%, 3/25/2043	0.77%
Household Home Equity Loan Trust 2005-2A1, 0.46%, 1/20/2035	0.77%

Corporate bonds provided gains while U.S. Treasury markets declined.

Corporate bonds, particularly high-yield issues, produced positive returns for the period. Higher yields and growing confidence that the global economic expansion is sustainable benefited credit markets. Long-term U.S. Treasuries posted negative returns but rebounded toward the end of the period on weaker-than-expected economic data and lower oil prices.

6.	The ten largest holdings are calculated based on the value of the portfolio securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

6	Wells Fargo Advantage Allocation Funds	Performance Highlights

Wells Fargo Advantage Conservative Allocation Fund (continued)

NEUTRAL ALLOCATION[7] (AS OF MAY 31, 2011)

CURRENT TARGET ALLOCATION[7] (AS OF MAY 31, 2011)

The TAA overlay, with its tilt toward equities, benefited the Fund’s performance versus the composite benchmark, as stocks outperformed bonds during the reporting period.

The Fund uses the TAA Model, which seeks to enhance returns by changing its target allocations as the relative attractiveness of stocks and bonds changes. During the entire eight-month period, the Fund maintained a tactical allocation to the maximum equity overweighting, providing an effective target allocation of 25% stocks and 75% bonds. The Fund’s neutral target allocation is 20% stocks and 80% bonds. (To implement the emphasis on stocks, the Fund employed a hedged-futures overlay transaction by maintaining a long position in S&P 500 Index futures.)

Although stocks have outperformed bonds by a significant margin in recent months and might therefore seem to be overpriced, the TAA Model continues to favor stocks relative to bonds.

The recent slowdown in global economic output during the second half of the period was primarily due to one-off external shocks. Going forward, we expect economic growth will accelerate in the coming months as job creation and bank lending continue to improve. Lastly, we believe stock valuations remain attractive in the current environment of surging corporate profits and low inflation. Our current expectation is that the Fund will therefore remain allocated to the maximum equity overweighting until the relative valuation between stocks and bonds returns to historical norms.

7.	Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

Performance Highlights	Wells Fargo Advantage Allocation Funds	7

Wells Fargo Advantage Conservative Allocation Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2011)

						Expense Ratios[8]
	Inception Date	8 Months*	1 Year	5 Year	10 Year	Gross	Net[9]
Administrator Class (NVCBX)	11/11/1994	7.37	12.41	4.98	4.21	1.13%	0.85%
Conservative Allocation Composite Index[2]		4.80	8.75	5.39	4.89
Barclays Capital U.S. Aggregate Bond Index[3]		1.69	5.84	6.63	5.82
S&P 500® Index[4]		19.42	25.95	3.32	2.64

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk, mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

8.	Reflects the expense ratios as stated in the most recent prospectuses.

9.	The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

8	Wells Fargo Advantage Allocation Funds	Performance Highlights

Wells Fargo Advantage Growth Balanced Fund1

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of capital appreciation and current income.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

LSV Asset Management

Peregrine Capital Management, Inc.

SSgA Funds Management, Inc.

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Thomas C. Biwer, CFA

Petros Bocray, CFA

Christian L. Chan, CFA

Jeffrey P. Mellas

Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

PERFORMANCE SUMMARY

8 MONTH TOTAL RETURN AS OF MAY 31, 2011
Class A (Excluding Sales Charges)	17.02%
Growth Balanced Composite Index[2]	13.19%
S&P 500® Index[3]	19.42%
Barclays Capital U.S. Aggregate Bond Index[4]	1.69%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum sales charge is 5.75%. The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses. The Fund’s gross and net expense ratios are 1.36% and 1.20%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.

Source: Wells Fargo Funds Management, LLC. The Growth Balanced Composite Index is weighted 35% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues and mortgage-backed securities), 16.25% in the Russell 1000® Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 16.25% in the S&P 500 Index, 16.25% in the Russell 1000® Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 9.75% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 6.50% in the Russell 2000® Index (measures the performance of the 2,000 smallest companies in the Russell 3000® Index). You cannot invest directly in an index.

3.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

5.

The chart compares the performance of the Wells Fargo Advantage Growth Balanced Fund Class A shares for the most recent ten years with the Growth Balanced Composite Index, the S&P 500 Index, and the Barclays Capital U.S. Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

Performance Highlights	Wells Fargo Advantage Allocation Funds	9

Wells Fargo Advantage Growth Balanced Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed the Growth Balanced Composite Index and the Barclays Capital U.S. Aggregate Bond Index but underperformed the S&P 500 Index for the eight month period.

■	Major asset classes posted generally positive returns as stocks produced strong gains, and the overall bond market advanced moderately during the period.

■

The Fund’s Tactical Asset Allocation (TAA) overlay strategy and investments in the Wells Fargo Advantage Diversified Large Company Growth Portfolio were the primary contributors to excess performance versus the composite benchmark. The Fund’s allocation to fixed income detracted from performance relative to the S&P 500 Index.

All major equity styles and sectors advanced during the period.

The Federal Reserve’s decision to purchase $600 billion of Treasury securities to boost the U.S. economy—also known as the second round of quantitative easing or QE2—combined with stronger corporate profits to propel stocks higher during the initial months of the period. Equities continued to advance, despite the turmoil in the Middle East and a devastating earthquake in Japan. During the final month of the period, stocks declined based on data indicating that U.S. economic growth had slowed and on renewed worries about the European sovereign debt situation.

Corporate bonds provided gains while U.S. Treasury markets declined.

Corporate bonds, particularly high-yield issues, produced positive returns for the period. Higher yields and growing confidence that the global economic expansion is sustainable benefited credit markets. Long-term U.S. Treasuries posted negative returns but rebounded toward the end of the period on weaker-than-expected economic data and lower oil prices.

TEN LARGEST HOLDINGS[6] (AS OF MAY 31, 2011)
Apple Incorporated	1.43%
US Treasury Bill, 0.08%, 11/3/2011	1.10%
US Treasury Bond, 2.62%, 11/15/2020	1.02%
JPMorgan Chase & Company	0.85%
Chevron Corporation	0.80%
General Electric Company	0.79%
Exxon Mobil Corporation	0.76%
US Treasury Bond, 4.25%, 11/15/2040	0.66%
FNMA, 6.25%, 5/25/2042	0.62%
Qualcomm Incorporated	0.60%

The TAA overlay, with its tilt toward equities, benefited the Fund’s performance, as stocks outperformed bonds during the reporting period.

The Fund uses a the TAA Model, which seeks to enhance returns by changing its target allocations as the relative attractiveness of stocks and bonds changes. During the entire eight-month period, the Fund maintained a tactical allocation to the maximum equity overweighting, providing an effective target allocation of 80% stocks and 20% bonds. The Fund’s neutral target allocation is 65% stocks and 35% bonds. (To implement the emphasis on stocks, the Fund employed a hedged-futures overlay transaction by maintaining a long position in S&P 500 Index futures.)

6.	The ten largest holdings are calculated based on the value of the portfolio securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

10	Wells Fargo Advantage Allocation Funds	Performance Highlights

Wells Fargo Advantage Growth Balanced Fund (continued)

NEUTRAL ALLOCATION[7] (AS OF MAY 31, 2011)

CURRENT TARGET ALLOCATION[7] (AS OF MAY 31, 2011)

Although stocks have outperformed bonds by a significant margin in recent months and might therefore seem to be overpriced, the TAA Model continues to favor stocks relative to bonds.

The recent slowdown in global economic output during the second half of the period was primarily due to one-off external shocks. Going forward, we expect economic growth will accelerate in the coming months as job creation and bank lending continue to improve. Lastly, we believe stock valuations remain attractive in the current environment of surging corporate profits and low inflation. Our current expectation is that the Fund will therefore remain allocated to the maximum equity overweighting until the relative valuation between stocks and bonds returns to historical norms.

7.	Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

Performance Highlights	Wells Fargo Advantage Allocation Funds	11

Wells Fargo Advantage Growth Balanced Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[8]
	Inception Date	8 Months*	1 Year	5 Year	10 Year	8 Months*	1 Year	5 Year	10 Year	Gross	Net[9]
Class A (WFGBX)	10/14/1998	10.29	16.59	2.14	2.64	17.02	23.71	3.36	3.25	1.36%	1.20%
Class B (NVGRX)**	10/01/1998	11.43	17.76	2.22	2.71	16.43	22.76	2.58	2.71	2.11%	1.95%
Class C (WFGWX)	10/01/1998	15.45	21.77	2.59	2.48	16.45	22.77	2.59	2.48	2.11%	1.95%
Administrator Class (NVGBX)	11/11/1994					17.19	24.03	3.62	3.50	1.20%	0.95%
Growth Balanced Composite Index[2]						13.19	19.91	4.99	4.85
S&P 500® Index[3]						19.42	25.95	3.32	2.64
Barclays Capital U.S. Aggregate Bond Index[4]						1.69	5.84	6.63	5.82

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk, mortgage- and asset-backed securities risk, and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

8.	Reflects the expense ratios as stated in the most recent prospectuses.

9.	The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

12	Wells Fargo Advantage Allocation Funds	Performance Highlights

Wells Fargo Advantage Moderate Balanced Fund1

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

MASTER PORTFOLIO SUB-ADVISERS

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

Galliard Capital Management, Inc.

LSV Asset Management

Peregrine Capital Management, Inc.

SSgA Funds Management, Inc.

Systematic Financial Management, L.P.

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Doug Beath

Thomas C. Biwer, CFA

Petros Bocray, CFA

Christian L. Chan, CFA

Jeffrey P. Mellas, CAIA

Andrew Owen, CFA

FUND INCEPTION

April 30, 1989

PERFORMANCE SUMMARY

8 MONTH TOTAL RETURN AS OF MAY 31, 2011
Class A (Excluding Sales Charges)	11.72%
Moderate Balanced Composite Index[2]	8.46%
S&P 500® Index[3]	19.42%
Barclays Capital U.S. Aggregate Bond Index[4]	1.69%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum sales charge is 5.75%. The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses. The Fund’s gross and net expense ratios are 1.34% and 1.15%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

1.	The Fund is a gateway blended fund that invests all of its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statements for a discussion of the Master Trust.

2.

Source: Wells Fargo Funds Management, LLC. The Moderate Balanced Composite Index is weighted 45% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities), 15% in the Barclays Capital 9-12 Month U.S. Treasury Bond Index (an unmanaged index that includes aged U.S. Treasury bills, notes, and bonds with a remaining maturity from one up to but not including 12 months), 10% in the S&P 500 Index, 10% in the Russell 1000® Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 10% in the Russell 1000® Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 6% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 4% in the Russell 2000® Index (measures the performance of the 2,000 smallest companies in the Russell 3000® Index). You cannot invest directly in an index.

3.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

5.

The chart compares the performance of the Wells Fargo Advantage Moderate Balanced Fund Class A shares for the most recent ten years with the Moderate Balanced Composite Index, the S&P 500 Index, and the Barclays Capital U.S. Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

Performance Highlights	Wells Fargo Advantage Allocation Funds	13

Wells Fargo Advantage Moderate Balanced Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed the Moderate Balanced Composite Index and the Barclays Capital U.S. Aggregate Bond Index but underperformed the S&P 500 Index for the eight month period.

■	Major asset classes posted generally positive returns, as stocks produced strong gains and the overall bond market advanced moderately during the period.

■

The Fund’s Tactical Asset Allocation (TAA) overlay strategy and investments in the Wells Fargo Advantage Diversified Large Company Growth Portfolio were the primary contributors to excess performance versus the composite benchmark. The Fund’s allocation to fixed income detracted from performance relative to the S&P 500 Index.

All major equity styles and sectors advanced during the period.

The Federal Reserve’s decision to purchase $600 billion of Treasury securities to boost the U.S. economy—also known as the second round of quantitative easing or QE2—combined with stronger corporate profits to propel stocks higher during the initial months of the period. Equities continued to advance despite the turmoil in the Middle East and a devastating earthquake in Japan. During the final month of the period, stocks declined based on data indicating that U.S. economic growth had slowed and on renewed worries about the European sovereign debt situation.

Corporate bonds provided gains while U.S. Treasury markets declined.

Corporate bonds, particularly high-yield issues, produced positive returns for the period. Higher yields and growing confidence that the global economic expansion is sustainable benefited credit markets. Long-term U.S. Treasuries posted negative returns but rebounded toward the end of the period on weaker-than-expected economic data and lower oil prices.

TEN LARGEST HOLDINGS[6] (AS OF MAY 31, 2011)
US Treasury Bond, 2.62%, 11/15/2020	1.34%
US Treasury Bill, 0.04%, 08/04/2011	1.15%
FHLMC, 7.50%, 09/25/2043	0.88%
Apple Incorporated	0.88%
US Treasury Bond, 4.25%, 11/15/2040	0.86%
FNMA, 6.25%, 05/25/2042	0.81%
FNMA, 5.50%, 02/01/2036	0.76%
FNMA, 5.25%, 05/25/2020	0.70%
US Treasury Bond, 3.87%, 08/15/2040	0.63%
Massachusetts Institute of Technology, 7.25%, 11/02/2096	0.56%

The TAA overlay, with its tilt toward equities, benefited the Fund’s performance, as stocks outperformed bonds during the reporting period.

The Fund uses a TAA Model, which seeks to enhance returns by changing its target allocations as the relative attractiveness of stocks and bonds changes. During the entire eight-month period, the Fund maintained a tactical allocation to the maximum equity overweighting, providing an effective target allocation of 50% stocks and 50% bonds. The Fund’s neutral target allocation is 40% stocks and 60% bonds. (To implement the emphasis on stocks, the Fund employed a hedged-futures overlay transaction by maintaining a long position in S&P 500 Index futures.)

6.	The ten largest holdings are calculated based on the value of the portfolio securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

14	Wells Fargo Advantage Allocation Funds	Performance Highlights

Wells Fargo Advantage Moderate Balanced Fund (continued)

NEUTRAL ALLOCATION[7] (AS OF MAY 31, 2011)

CURRENT TARGET ALLOCATION[7] (AS OF MAY 31, 2011)

Although stocks have outperformed bonds by a significant margin in recent months, the TAA Model continues to favor stocks relative to bonds.

The recent slowdown in global economic output during the second half of the period was primarily due to one-off external shocks. Going forward, we expect economic growth will accelerate in the coming months as job creation and bank lending continue to improve. Lastly, we believe stock valuations remain attractive in the current environment of surging corporate profits and low inflation. Our current expectation is that the Fund will therefore remain allocated to the maximum equity overweighting relative to its neutral allocation until the relative valuation between stocks and bonds returns to historical norms.

7.	Portfolio allocations are subject to change. Cash and cash equivalents are not reflected in the calculations of portfolio allocations. Neutral allocation is the target allocation of the Fund as stated in the Fund’s prospectus. Current target allocation is the current allocation of the Fund based on our Tactical Asset Allocation Model as of the date specified and is subject to change.

Performance Highlights	Wells Fargo Advantage Allocation Funds	15

Wells Fargo Advantage Moderate Balanced Fund (continued)

AVERAGE ANNUAL TOTAL RETURN8 (%) (AS OF MAY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[9]
	Inception Date	8 Months*	1 Year	5 Year	10 Year	8 Months*	1 Year	5 Year	10 Year	Gross	Net[10]
Class A (WFMAX)	01/30/2004	5.29	9.56	2.80	3.05	11.72	16.24	4.03	3.66	1.34%	1.15%
Class B (WMOBX)**	01/30/2004	6.16	10.42	2.89	3.11	11.16	15.42	3.25	3.11	2.09%	1.90%
Class C (WFBCX)	01/30/2004	10.17	14.46	3.26	2.88	11.17	15.46	3.26	2.88	2.09%	1.90%
Administrator Class (NVMBX)	11/11/1994					11.93	16.57	4.28	3.91	1.18%	0.90%
Moderate Balanced Composite Index[2]						8.46	13.59	5.27	4.91
S&P 500® Index[3]						19.42	25.95	3.32	2.64
Barclays Capital U.S. Aggregate Bond Index[4]						1.69	5.84	6.63	5.82

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

8.	Historical performance shown for Class A, Class B and Class C shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B and Class C shares.

9.	Reflects the expense ratios as stated in the most recent prospectuses.

10.	The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

16	Wells Fargo Advantage Allocation Funds	Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from December 1, 2010 to May 31, 2011

Actual Expenses

The “Actual” line of the table below provides in formation about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetic al Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Conservative Allocation Fund	Beginning Account Value 12-01-2010	Ending Account Value 05-31-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Administrator Class
Actual	$1,000.00	$1,059.44	$4.36	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
Wells Fargo Advantage Growth Balanced Fund
Class A
Actual	$1,000.00	$1,129.16	$6.37	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Class B
Actual	$1,000.00	$1,125.25	$10.33	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Class C
Actual	$1,000.00	$1,125.24	$10.33	1.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.21	$9.80	1.95%
Administrator Class
Actual	$1,000.00	$1,130.83	$5.05	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%

Fund Expenses	Wells Fargo Advantage Allocation Funds	17

Wells Fargo Advantage Moderate Balanced Fund	Beginning Account Value 12-01-2010	Ending Account Value 05-31-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,090.45	$5.99	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Class B
Actual	$1,000.00	$1,086.59	$9.88	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Class C
Actual	$1,000.00	$1,086.60	$9.88	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Administrator Class
Actual	$1,000.00	$1,091.59	$4.69	0.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.44	$4.53	0.90%

1.	Expenses paid is equal to each class’ annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

18	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

CONSERVATIVE ALLOCATION FUND

Security Name			Shares	Value

Investments in Affiliated Master Portfolios: 99.12%
Wells Fargo Advantage C&B Large Cap Value Portfolio			N/A	$610,275
Wells Fargo Advantage Disciplined Value Portfolio			N/A	611,483
Wells Fargo Advantage Diversified Large Cap Growth Portfolio			N/A	1,839,416
Wells Fargo Advantage Emerging Growth Portfolio			N/A	185,195
Wells Fargo Advantage Equity Value Portfolio			N/A	609,993
Wells Fargo Advantage Index Portfolio			N/A	1,833,450
Wells Fargo Advantage Inflation-Protected Bond Portfolio			N/A	2,005,441
Wells Fargo Advantage International Equity Portfolio			N/A	278,080
Wells Fargo Advantage International Growth Portfolio			N/A	278,053
Wells Fargo Advantage International Index Portfolio			N/A	277,791
Wells Fargo Advantage International Value Portfolio			N/A	277,442
Wells Fargo Advantage Managed Fixed Income Portfolio			N/A	14,028,699
Wells Fargo Advantage Small Cap Value Portfolio			N/A	184,343
Wells Fargo Advantage Small Company Growth Portfolio			N/A	185,698
Wells Fargo Advantage Small Company Value Portfolio			N/A	184,043
Wells Fargo Advantage Stable Income Portfolio			N/A	9,077,394
Wells Fargo Advantage Total Return Bond Portfolio			N/A	4,010,955

Total Investments in Affiliated Master Portfolios (Cost $35,556,904)				36,477,751

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 1.00%

Corporate Bonds & Notes: 0.08%
Gryphon Funding Limited(a)(i)	0.00%	08/05/2011	$25,166	10,602
VFNC Funding Corporation(a)††(i)±	0.19	09/29/2011	30,277	16,955

				27,557

	Yield

US Treasury Bills: 0.92%
US Treasury Bill#^	0.04	08/04/2011	340,000	339,978

Total Short-Term Investments (Cost $356,602)				367,535

Total Investments in Securities
(Cost $35,913,506)*	100.12%	36,845,286
Other Assets and Liabilities, Net	(0.12)	(42,679)

Total Net Assets	100.00%	$36,802,607

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

^	Zero coupon security. Rate represents yield to maturity.

±	Variable rate investments.

*	Cost for federal income tax purposes is $36,891,044 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$931,780
Gross unrealized depreciation	(977,538)

Net unrealized depreciation	$(45,758)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	19

GROWTH BALANCED FUND

Security Name			Shares	Value

Investments in Affiliated Master Portfolios: 98.13%
Wells Fargo Advantage C&B Large Cap Value Portfolio			N/A	$18,514,613
Wells Fargo Advantage Disciplined Value Portfolio			N/A	18,516,451
Wells Fargo Advantage Diversified Large Cap Growth Portfolio			N/A	55,804,900
Wells Fargo Advantage Emerging Growth Portfolio			N/A	5,524,485
Wells Fargo Advantage Equity Value Portfolio			N/A	18,488,125
Wells Fargo Advantage Index Portfolio			N/A	55,549,293
Wells Fargo Advantage Inflation-Protected Bond Portfolio			N/A	11,732,057
Wells Fargo Advantage International Equity Portfolio			N/A	8,225,906
Wells Fargo Advantage International Growth Portfolio			N/A	8,226,456
Wells Fargo Advantage International Index Portfolio			N/A	8,250,554
Wells Fargo Advantage International Value Portfolio			N/A	8,270,835
Wells Fargo Advantage Managed Fixed Income Portfolio			N/A	82,150,954
Wells Fargo Advantage Small Cap Value Portfolio			N/A	5,417,159
Wells Fargo Advantage Small Company Growth Portfolio			N/A	5,588,520
Wells Fargo Advantage Small Company Value Portfolio			N/A	5,567,785
Wells Fargo Advantage Total Return Bond Portfolio			N/A	23,479,842

Total Investments in Affiliated Master Portfolios (Cost $315,851,261)				339,307,935

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 1.69%

Corporate Bonds and Notes: 0.08%
Gryphon Funding Limited(a)(i)	0.00%	08/05/2011	$260,792	109,872
VFNC Funding Corporation(a)††(i)±	0.19	09/29/2011	313,760	175,705

				285,577

	Yield

US Treasury Bills: 1.61%
US Treasury Bill#^	0.08	11/03/2011	3,815,000	3,813,653
US Treasury Bill#^	0.04	08/04/2011	1,750,000	1,749,885

				5,563,538

Total Short-Term Investments (Cost $5,736,415)				5,849,115

Total Investments in Securities
(Cost $321,587,676)*	99.82%	345,157,050
Other Assets and Liabilities, Net	0.18	623,438

Total Net Assets	100.00%	$345,780,488

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

±	Variable rate investments.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $325,215,061 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,569,374
Gross unrealized depreciation	(3,627,385)

Net unrealized appreciation	$19,941,989

The accompanying notes are an integral part of these financial statements.

20	Wells Fargo Advantage Asset Allocation Funds	Portfolio of Investments—May 31, 2011

MODERATE BALANCED FUND

Security Name			Shares	Value

Investments in Affiliated Master Portfolios: 98.84%
Wells Fargo Advantage C&B Large Cap Value Portfolio			N/A	$6,784,916
Wells Fargo Advantage Disciplined Value Portfolio			N/A	6,806,535
Wells Fargo Advantage Diversified Large Cap Growth Portfolio			N/A	20,533,903
Wells Fargo Advantage Emerging Growth Portfolio			N/A	2,059,060
Wells Fargo Advantage Equity Value Portfolio			N/A	6,794,970
Wells Fargo Advantage Index Portfolio			N/A	20,436,107
Wells Fargo Advantage Inflation-Protected Bond Portfolio			N/A	9,173,019
Wells Fargo Advantage International Equity Portfolio			N/A	3,089,873
Wells Fargo Advantage International Growth Portfolio			N/A	3,088,750
Wells Fargo Advantage International Index Portfolio			N/A	3,088,177
Wells Fargo Advantage International Value Portfolio			N/A	3,084,166
Wells Fargo Advantage Managed Fixed Income Portfolio			N/A	64,170,193
Wells Fargo Advantage Small Cap Value Portfolio			N/A	2,056,987
Wells Fargo Advantage Small Company Growth Portfolio			N/A	2,065,857
Wells Fargo Advantage Small Company Value Portfolio			N/A	2,048,661
Wells Fargo Advantage Stable Income Portfolio			N/A	30,447,877
Wells Fargo Advantage Total Return Bond Portfolio			N/A	18,345,969

Total Investments in Affiliated Master Portfolios (Cost $193,876,647)				204,075,020

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 1.16%

Corporate Bonds and Notes: 0.02%
Gryphon Funding Limited(a)(i)	0.00%	08/05/2011	$47,354	19,950
VFNC Funding Corporation(a)††(i)±	0.19	09/29/2011	56,971	31,904

				51,854

	Yield

US Treasury Bills: 1.14%
US Treasury Bill#^	0.04	08/04/2011	2,350,000	2,349,845

Total Short-Term Investments (Cost $2,380,738)				2,401,699

Total Investments in Securities
(Cost $196,257,385)*	100.00%	206,476,719
Other Assets and Liabilities, Net	0.00	(9,185)

Total Net Assets	100.00%	$206,467,534

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

±	Variable rate investments.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $196,782,352 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,219,334
Gross unrealized depreciation	(524,967)

Net unrealized appreciation	$9,694,367

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—May 31, 2011	Wells Fargo Advantage Allocation Funds	21

	Conservative Allocation Fund	Growth Balanced Fund	Moderate Balanced Fund

Assets
Investments
In affiliated Master Portfolios, at value	$36,477,751	$339,307,935	$204,075,020
In unaffiliated securities, at value	367,535	5,849,115	2,401,699

Total investments, at value (see cost below)	36,845,286	345,157,050	206,476,719
Receivable for Fund shares sold	16,384	600,259	113,095
Receivable for daily variation margin on open futures contracts	13,750	453,250	172,000
Prepaid expenses and other assets	18,543	29,507	38,063

Total assets	36,893,963	346,240,066	206,799,877

Liabilities
Payable for Fund shares redeemed	30,224	258,482	186,715
Advisory fee payable	626	7,724	12,694
Distribution fees payable	NA	7,979	2,189
Due to other related parties	4,674	53,487	28,272
Shareholder report expenses payable	35,542	44,498	35,868
Shareholder servicing fees payable	6,742	71,008	43,321
Professional fees payable	13,548	4,330	23,284
Accrued expenses and other liabilities	0	12,070	0

Total liabilities	91,356	459,578	332,343

Total net assets	$36,802,607	$345,780,488	$206,467,534

NET ASSETS CONSIST OF
Paid-in capital	$62,437,313	$511,653,471	$210,943,319
Undistributed (overdistributed) net investment income	(15,411)	4,918,191	3,998,629
Accumulated net realized losses on investments	(26,587,747)	(195,580,529)	(19,155,754)
Net unrealized gains on investments	968,452	24,789,355	10,681,340

Total net assets	$36,802,607	$345,780,488	$206,467,534

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	NA	$60,055,194	$10,702,195
Shares outstanding – Class A	NA	2,046,616	544,874
Net asset value per share – Class A	NA	$29.34	$19.64
Maximum offering price per share – Class A2	NA	$31.13	$20.84
Net assets – Class B	NA	$4,163,175	$1,096,635
Shares outstanding – Class B	NA	159,080	56,006
Net asset value per share – Class B	NA	$26.17	$19.58
Net assets – Class C	NA	$8,388,372	$2,363,511
Shares outstanding – Class C	NA	323,402	121,538
Net asset value per share – Class C	NA	$25.94	$19.45
Net assets – Administrator Class	$36,802,607	$273,173,747	$192,305,193
Shares outstanding – Administrator Class	2,143,894	10,352,000	9,727,233
Net asset value per share – Administrator Class	$17.17	$26.39	$19.77

Total investments, at cost	$35,913,506	$321,587,676	$196,257,385

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

22	Wells Fargo Advantage Allocation Funds	Statement of Operations

	Conservative Allocation Fund		Growth Balanced Fund
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

Investment income
Dividends allocated from affiliated Master Portfolios*	$84,915	$611,211	$2,632,804	$9,456,138
Interest	1,447	37,914	12,681	21,995
Interest allocated from affiliated Master Portfolios	721,535	6,555,848	3,464,329	15,314,582
Expenses allocated from affiliated Master Portfolios	(127,106)	(1,474,116)	(1,248,190)	(4,791,459)
Waivers allocated from affiliated Master Portfolios	25,713	99,769	99,228	556,930

Total investment income	706,504	5,830,626	4,960,852	20,558,186

Expenses
Advisory fee	61,014	784,827	583,719	2,051,198
Administration fees
Fund level	12,203	156,562	116,744	410,240
Class A	NA	NA	101,546	155,462
Class B	NA	NA	10,021	26,920
Class C	NA	NA	14,107	21,615
Administrator Class	24,406	313,124	185,151	746,822
Shareholder servicing fees
Class A	NA	NA	97,641	140,692
Class B	NA	NA	9,635	24,227
Class C	NA	NA	13,565	19,564
Administrator Class	61,014	782,810	462,878	1,864,934
Distribution fees
Class B	NA	NA	28,906	72,715
Class C	NA	NA	40,695	58,557
Custody and accounting fees	2,466	17,554	23,334	26,401
Professional fees	13,181	20,087	7,487	27,075
Registration fees	5,055	15,002	10,527	39,083
Shareholder report expenses	15,165	45,001	26,372	105,100
Trustees’ fees and expenses	3,565	3,532	12,996	12,391
Other fees and expenses	10,217	23,346	27,372	38,669

Total expenses	208,286	2,161,845	1,772,696	5,841,665
Less: Fee waivers and/or expense reimbursements	(102,216)	(867,781)	(512,621)	(1,951,503)

Net expenses	106,070	1,294,064	1,260,075	3,890,162

Net investment income	600,434	4,536,562	3,700,777	16,668,024

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	2,725	0	28,245	0
Futures transactions	429,115	(1,276,929)	11,609,635	(10,570,718)
Transactions allocated from affiliated Master Portfolios	1,846,443	(2,335,474)	25,150,718	18,847,894

Net realized gain (losses) on investments	2,278,283	(3,612,403)	36,788,598	8,277,176

Net change in unrealized gains (losses) on:
Unaffiliated securities	10,933	0	112,699	0
Futures transactions	(38,759)	(275,387)	(701,458)	(294,552)
Transactions allocated from affiliated Master Portfolios	(213,451)	13,671,701	15,832,855	11,535,345

Net change in unrealized gains (losses) on investments	(241,277)	13,396,314	15,244,096	11,240,793

Net realized and unrealized gains on investments	2,037,006	9,783,911	52,032,694	19,517,969

Net increase in net assets resulting from operations	$2,637,440	$14,320,473	$55,733,471	$36,185,993

* Net of foreign withholding taxes allocated from affiliated Master Portfolios of	$3,094	$167,347	$93,722	$247,307

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Wells Fargo Advantage Allocation Funds	23

Moderate Balanced Fund
Period Ended May 31, 2011[1]	Year Ended September 30, 2010

$934,269	$1,576,627
3,340	3,361
3,046,836	7,138,845
(705,195)	(1,179,191)
104,739	148,494

3,383,989	7,688,136

327,747	552,913

65,549	110,582
16,583	22,802
2,102	3,922
3,481	4,451
122,574	209,693

15,945	20,664
2,021	3,554
3,347	4,042
306,435	521,484

6,062	10,658
10,041	12,122
7,516	10,974
22,572	32,798
23,301	35,000
26,261	45,001
7,042	10,578
6,254	17,660

974,833	1,628,898
(357,611)	(618,077)

617,222	1,010,821

2,766,767	6,677,315

5,129	0
4,194,668	(1,018,129)
10,049,419	7,520,205

14,249,216	6,502,076

20,961	0
(270,689)	185,529
5,119,561	7,548,191

4,869,833	7,733,720

19,119,049	14,235,976

$21,885,816	$20,913,111

$34,102	$42,340

24	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Conservative Allocation Fund
	Period Ended May 31, 2011[1]		Year Ended September 30, 2010		Year Ended September 30, 2009

Operations
Net investment income		$600,434		$4,536,562		$12,946,387
Net realized gains (losses) on investments		2,278,283		(3,612,403)		(17,154,589)
Net change in unrealized gains (losses) on investments		(241,277)		13,396,314		14,503,476

Net increase in net assets resulting from operations		2,637,440		14,320,473		10,295,274

Distributions to shareholders from
Net investment income
Administrator Class		(2,525,007)		(12,043,396)		(18,792,992)
Net realized gains
Administrator Class		0		0		(2,638,483)
Tax basis return of capital
Administrator Class		(2,372,388)		0		0

Total distributions to shareholders		(4,897,395)		(12,043,396)		(21,431,475)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Administrator Class	181,411	3,136,513	2,776,375	55,852,362	6,778,676	107,926,719
Reinvestment of distributions
Administrator Class	293,455	4,809,732	697,266	12,013,888	1,393,541	21,405,584
Payment for shares redeemed
Administrator Class	(476,963)	(8,623,991)	(25,642,904)	(454,791,994)	(10,828,737)	(173,044,906)

Net decrease in net assets resulting from capital share transactions		(677,746)		(386,925,744)		(43,712,603)

Total decrease in net assets		(2,937,701)		(384,648,667)		(54,848,804)

Net assets
Beginning of period		39,740,308		424,388,975		479,237,779

End of period		$36,802,607		$39,740,308		$424,388,975

Undistributed (overdistributed) net investment income		$(15,411)		$1,935,677		$9,335,079

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	25

	Growth Balanced Fund
	Period Ended May 31, 2011[1]		Year Ended September 30, 2010		Year Ended September 30, 2009

Operations
Net investment income		$3,700,777		$16,668,024		$18,363,725
Net realized gains (losses) on investments		36,788,598		8,277,176		(154,148,174)
Net change in unrealized gains (losses) on investments		15,244,096		11,240,793		30,694,799

Net increase (decrease) in net assets resulting from operations		55,733,471		36,185,993		(105,089,650)

Distributions to shareholders from
Net investment income
Class A		(1,831,439)		(886,051)		(1,141,385)
Class B		(166,700)		(74,228)		(292,490)
Class C		(232,063)		(84,420)		(130,410)
Administrator Class		(10,370,570)		(14,342,061)		(29,490,388)
Net realized gains
Class A		0		0		(168,242)
Class B		0		0		(89,368)
Class C		0		0		(30,238)
Administrator Class		0		0		(3,731,321)

Total distributions to shareholders		(12,600,772)		(15,386,760)		(35,073,842)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	179,294	5,038,949	414,475	10,153,770	795,101	16,321,997
Class B	9,284	231,449	6,643	123,523	11,032	203,510
Class C	27,915	696,561	15,105	314,028	22,124	381,417
Administrator Class	671,413	17,027,091	12,751,074	283,257,813	34,150,289	627,120,674

		22,994,050		293,849,134		644,027,598

Reinvestment of distributions
Class A	64,810	1,767,373	34,645	859,542	66,280	1,269,345
Class B	6,561	160,081	3,243	72,091	21,681	371,902
Class C	9,145	221,130	3,638	80,397	8,868	151,841
Administrator Class	418,516	10,253,635	639,777	14,299,010	1,912,938	33,070,800

		12,402,219		15,311,040		34,863,888

Payment for shares redeemed
Class A	(332,434)	(9,314,886)	(607,439)	(15,152,309)	(738,648)	(14,812,025)
Class B	(156,884)	(3,941,068)	(356,007)	(7,884,918)	(791,291)	(14,431,131)
Class C	(47,904)	(1,187,126)	(45,667)	(1,011,839)	(90,958)	(1,641,652)
Administrator Class	(3,013,171)	(75,250,262)	(44,911,710)	(980,802,485)	(46,422,491)	(827,834,580)

		(89,693,342)		(1,004,851,551)		(858,719,388)

Net asset value of shares issued in acquisition
Administrator Class	0	0	4,302,152	93,512,961	0	0

Net decrease in net assets resulting from capital share transactions		(54,297,073)		(602,178,416)		(179,827,902)

Total decrease in net assets		(11,164,374)		(581,379,183)		(319,991,394)

Net assets
Beginning of period		356,944,862		938,324,045		1,258,315,439

End of period		$345,780,488		$356,944,862		$938,324,045

Undistributed net investment income		$4,918,191		$13,770,707		$12,305,224

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Moderate Balanced Fund
	Period Ended May 31, 2011[1]		Year Ended September 30, 2010		Year Ended September 30, 2009

Operations
Net investment income		$2,766,767		$6,677,315		$8,790,347
Net realized gains (losses) on investments		14,249,216		6,502,076		(29,245,227)
Net change in unrealized gains (losses) on investments		4,869,833		7,733,720		12,201,507

Net increase (decrease) in net assets resulting from operations		21,885,816		20,913,111		(8,253,373)

Distributions to shareholders from
Net investment income
Class A		(184,076)		(296,526)		(263,142)
Class B		(16,094)		(36,142)		(53,839)
Class C		(29,290)		(42,451)		(37,718)
Administrator Class		(4,333,803)		(7,225,301)		(13,200,377)
Net realized gains
Class A		0		0		(81,272)
Class B		0		0		(22,182)
Class C		0		0		(15,819)
Administrator Class		0		0		(3,791,484)

Total distributions to shareholders		(4,563,263)		(7,600,420)		(17,465,833)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	183,838	3,456,044	202,034	3,716,472	230,988	3,447,139
Class B	6,690	126,159	3,804	88,531	34,723	521,701
Class C	36,849	695,341	31,794	588,499	14,915	231,733
Administrator Class	825,267	15,744,997	1,654,769	26,552,692	3,066,484	47,800,651

		20,022,541		30,946,194		52,001,224

Reinvestment of distributions
Class A	9,283	172,108	16,708	286,367	22,975	331,213
Class B	803	14,881	1,955	33,463	5,117	73,607
Class C	1,461	26,907	2,301	39,202	3,467	49,780
Administrator Class	226,734	4,226,315	417,205	7,188,444	1,149,823	16,658,857

		4,440,211		7,547,476		17,113,457

Payment for shares redeemed
Class A	(92,945)	(1,760,092)	(280,339)	(4,869,463)	(225,138)	(3,433,436)
Class B	(21,908)	(415,122)	(36,615)	(632,134)	(61,775)	(920,587)
Class C	(13,893)	(261,052)	(22,177)	(383,446)	(28,224)	(426,119)
Administrator Class	(1,055,717)	(20,035,231)	(11,510,745)	(200,941,927)	(7,732,355)	(116,648,988)

		(22,471,497)		(206,826,970)		(121,429,130)

Net increase (decrease) in net assets resulting from capital share transactions		1,991,255		(168,333,300)		(52,314,449)

Total increase (decrease) in net assets		19,313,808		(155,020,609)		(78,033,655)

Net assets
Beginning of period		187,153,726		342,174,335		420,207,990

End of period		$206,467,534		$187,153,726		$342,174,335

Undistributed net investment income		$3,998,629		$5,281,923		$6,145,073

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

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28	Wells Fargo Advantage Allocation Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income

Conservative Allocation Fund
Administrator Class
October 1, 2010 to May 31, 2011[5]	$18.52	0.29	[4]	0.95	(1.48)
October 1, 2009 to September 30, 2010	$17.45	1.15		0.57	(0.65)
October 1, 2008 to September 30, 2009	$17.77	0.58		(0.05)	(0.75)
October 1, 2007 to September 30, 2008	$20.35	0.73		(2.04)	(0.72)
October 1, 2006 to September 30, 2007	$19.74	0.70		0.84	(0.64)
October 1, 2005 to September 30, 2006	$19.78	0.67		0.30	(0.63)

Growth Balanced Fund
Class A
October 1, 2010 to May 31, 2011[5]	$25.89	0.23		4.11	(0.89)
October 1, 2009 to September 30, 2010	$24.12	0.40	[4]	1.75	(0.38)
October 1, 2008 to September 30, 2009	$25.63	0.41	[4]	(1.32)	(0.52)
October 1, 2007 to September 30, 2008	$36.21	0.63	[4]	(7.32)	(0.63)
October 1, 2006 to September 30, 2007	$33.51	0.61		4.40	(0.53)
October 1, 2005 to September 30, 2006	$33.09	0.60		1.98	(0.45)
Class B
October 1, 2010 to May 31, 2011[5]	$23.07	0.12	[4]	3.62	(0.64)
October 1, 2009 to September 30, 2010	$21.46	0.22	[4]	1.53	(0.14)
October 1, 2008 to September 30, 2009	$22.70	0.22	[4]	(1.13)	(0.25)
October 1, 2007 to September 30, 2008	$32.51	0.36	[4]	(6.52)	(0.39)
October 1, 2006 to September 30, 2007	$30.29	0.33		3.95	(0.28)
October 1, 2005 to September 30, 2006	$30.12	0.30		1.81	(0.23)
Class C
October 1, 2010 to May 31, 2011[5]	$22.93	0.12	[4]	3.60	(0.71)
October 1, 2009 to September 30, 2010	$21.42	0.19	[4]	1.56	(0.24)
October 1, 2008 to September 30, 2009	$22.77	0.23	[4]	(1.17)	(0.33)
October 1, 2007 to September 30, 2008	$32.60	0.36	[4]	(6.54)	(0.39)
October 1, 2006 to September 30, 2007	$30.37	0.33		3.97	(0.29)
October 1, 2005 to September 30, 2006	$30.19	0.32		1.80	(0.23)
Administrator Class
October 1, 2010 to May 31, 2011[5]	$23.39	0.31	[4]	3.64	(0.95)
October 1, 2009 to September 30, 2010	$21.81	0.46	[4]	1.55	(0.43)
October 1, 2008 to September 30, 2009	$23.29	0.41	[4]	(1.21)	(0.60)
October 1, 2007 to September 30, 2008	$33.29	0.64	[4]	(6.67)	(0.71)
October 1, 2006 to September 30, 2007	$30.98	0.70		3.99	(0.60)
October 1, 2005 to September 30, 2006	$30.76	0.62		1.85	(0.54)

Moderate Balanced Fund
Class A
October 1, 2010 to May 31, 2011[5]	$17.97	0.28		1.80	(0.41)
October 1, 2009 to September 30, 2010	$17.12	0.38	[4]	1.03	(0.56)
October 1, 2008 to September 30, 2009	$17.85	0.38		(0.36)	(0.57)
October 1, 2007 to September 30, 2008	$22.76	0.55		(3.34)	(0.61)
October 1, 2006 to September 30, 2007	$21.97	0.65	[4]	1.73	(0.61)
October 1, 2005 to September 30, 2006	$22.23	0.60		0.75	(0.51)
Class B
October 1, 2010 to May 31, 2011[5]	$17.85	0.14	[4]	1.84	(0.25)
October 1, 2009 to September 30, 2010	$16.99	0.30		0.97	(0.41)
October 1, 2008 to September 30, 2009	$17.67	0.26	[4]	(0.34)	(0.42)
October 1, 2007 to September 30, 2008	$22.53	0.42		(3.34)	(0.43)
October 1, 2006 to September 30, 2007	$21.76	0.47	[4]	1.72	(0.44)
October 1, 2005 to September 30, 2006	$22.04	0.42		0.76	(0.36)

Please see footnotes on page 30

Financial Highlights	Wells Fargo Advantage Allocation Funds	29

Distribution from Tax Basis Return of Capital	Distributions from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
			Net Investment Income	Gross Expenses	Net Expenses

(1.11)	0.00	$17.17	2.46%	1.27%[2]	0.85%[2]	7.37%	72%[3]	$36,803
0.00	0.00	$18.52	1.44%	1.13%[2]	0.85%[2]	10.12%	112%[3]	$39,740
0.00	(0.10)	$17.45	3.18%	1.09%[2]	0.85%[2]	3.68%	130%[3]	$424,389
0.00	(0.55)	$17.77	3.80%	1.06%[2]	0.85%[2]	(6.85)%	100%[3]	$479,238
0.00	(0.29)	$20.35	3.75%	1.05%[2]	0.85%[2]	8.05%	91%[3]	$615,216
0.00	(0.38)	$19.74	3.69%	1.04%[2]	0.85%[2]	5.14%	106%[3]	$515,658

0.00	0.00	$29.34	1.43%	1.35%[2]	1.20%[2]	17.02%	70%[3]	$60,055
0.00	0.00	$25.89	1.61%	1.38%[2]	1.20%[2]	9.00%	94%[3]	$55,284
0.00	(0.08)	$24.12	1.95%	1.32%[2]	1.20%[2]	(2.95)%	105%[3]	$55,318
0.00	(3.26)	$25.63	2.09%	1.34%[2]	1.20%[2]	(20.42)%	80%[3]	$55,626
0.00	(1.78)	$36.21	1.89%	1.32%[2]	1.20%[2]	15.55%	75%[3]	$79,411
0.00	(1.71)	$33.51	1.89%	1.30%[2]	1.20%[2]	8.13%	80%[3]	$64,560

0.00	0.00	$26.17	0.62%	2.09%[2]	1.95%[2]	16.43%	70%[3]	$4,163
0.00	0.00	$23.07	0.96%	2.12%[2]	1.95%[2]	8.19%	94%[3]	$6,924
0.00	(0.08)	$21.46	1.21%	2.08%[2]	1.95%[2]	(3.66)%	105%[3]	$13,869
0.00	(3.26)	$22.70	1.31%	2.09%[2]	1.95%[2]	(21.02)%	80%[3]	$31,892
0.00	(1.78)	$32.51	1.12%	2.06%[2]	1.95%[2]	14.69%	75%[3]	$66,097
0.00	(1.71)	$30.29	1.12%	2.05%[2]	1.95%[2]	7.30%	80%[3]	$73,602

0.00	0.00	$25.94	0.68%	2.10%[2]	1.95%[2]	16.45%	70%[3]	$8,388
0.00	0.00	$22.93	0.84%	2.12%[2]	1.95%[2]	8.20%	94%[3]	$7,665
0.00	(0.08)	$21.42	1.21%	2.06%[2]	1.95%[2]	(3.69)%	105%[3]	$7,738
0.00	(3.26)	$22.77	1.33%	2.08%[2]	1.95%[2]	(21.02)%	80%[3]	$9,588
0.00	(1.78)	$32.60	1.12%	2.06%[2]	1.95%[2]	14.72%	75%[3]	$15,226
0.00	(1.71)	$30.37	1.12%	2.05%[2]	1.95%[2]	7.29%	80%[3]	$16,351

0.00	0.00	$26.39	1.66%	1.19%[2]	0.95%[2]	17.19%	70%[3]	$273,174
0.00	0.00	$23.39	2.04%	1.19%[2]	0.95%[2]	9.32%	94%[3]	$287,073
0.00	(0.08)	$21.81	2.18%	1.14%[2]	0.95%[2]	(2.68)%	105%[3]	$861,399
0.00	(3.26)	$23.29	2.32%	1.16%[2]	0.95%[2]	(20.25)%	80%[3]	$1,161,210
0.00	(1.78)	$33.29	2.12%	1.14%[2]	0.95%[2]	15.84%	75%[3]	$1,804,249
0.00	(1.71)	$30.98	2.13%	1.12%[2]	0.95%[2]	8.40%	80%[3]	$1,919,297

0.00	0.00	$19.64	1.89%	1.34%[2]	1.15%[2]	11.72%	70%[3]	$10,702
0.00	0.00	$17.97	2.42%	1.37%[2]	1.15%[2]	8.41%	103%[3]	$7,992
0.00	(0.18)	$17.12	2.47%	1.31%[2]	1.15%[2]	0.94%	116%[3]	$8,669
0.00	(1.51)	$17.85	2.88%	1.31%[2]	1.15%[2]	(13.39)%	89%[3]	$8,524
0.00	(0.98)	$22.76	2.80%	1.28%[2]	1.15%[2]	11.33%	82%[3]	$9,839
0.00	(1.10)	$21.97	2.75%	1.27%[2]	1.15%[2]	6.39%	93%[3]	$5,618

0.00	0.00	$19.58	1.11%	2.09%[2]	1.90%[2]	11.16%	70%[3]	$1,097
0.00	0.00	$17.85	1.65%	2.12%[2]	1.90%[2]	7.58%	103%[3]	$1,257
0.00	(0.18)	$16.99	1.72%	2.06%[2]	1.90%[2]	0.19%	116%[3]	$1,720
0.00	(1.51)	$17.67	2.13%	2.06%[2]	1.90%[2]	(14.06)%	89%[3]	$2,177
0.00	(0.98)	$22.53	2.01%	2.03%[2]	1.90%[2]	10.49%	82%[3]	$3,699
0.00	(1.10)	$21.76	1.99%	2.02%[2]	1.90%[2]	5.60%	93%[3]	$3,283

30	Wells Fargo Advantage Allocation Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income

Moderate Balanced Fund (continued)
Class C
October 1, 2010 to May 31, 2011[5]	$17.77	0.14	[4]	1.83	(0.29)
October 1, 2009 to September 30, 2010	$16.96	0.28	[4]	0.99	(0.46)
October 1, 2008 to September 30, 2009	$17.64	0.26	[4]	(0.34)	(0.42)
October 1, 2007 to September 30, 2008	$22.52	0.41		(3.33)	(0.45)
October 1, 2006 to September 30, 2007	$21.77	0.47	[4]	1.72	(0.46)
October 1, 2005 to September 30, 2006	$22.05	0.43		0.75	(0.36)
Administrator Class
October 1, 2010 to May 31, 2011[5]	$18.11	0.29		1.83	(0.46)
October 1, 2009 to September 30, 2010	$17.23	0.52	[4]	0.95	(0.59)
October 1, 2008 to September 30, 2009	$17.98	0.42	[4]	(0.37)	(0.62)
October 1, 2007 to September 30, 2008	$22.90	0.60		(3.36)	(0.65)
October 1, 2006 to September 30, 2007	$22.08	0.67	[4]	1.77	(0.64)
October 1, 2005 to September 30, 2006	$22.32	0.64		0.78	(0.56)

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

2.	Includes net expenses allocated from the Master Portfolios in which the Fund invests.

3.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Master Portfolio by the corresponding Master Portfolio’s portfolio turnover rate.

4.	Calculated based upon average shares outstanding

5.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Allocation Funds	31

Distributions from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Gross Expenses	Net Expenses

0.00	$19.45	1.16%	2.09%[2]	1.90%[2]	11.17%	70%[3]	$2,364
0.00	$17.77	1.59%	2.12%[2]	1.90%[2]	7.58%	103%[3]	$1,726
(0.18)	$16.96	1.72%	2.05%[2]	1.90%[2]	0.21%	116%[3]	$1,445
(1.51)	$17.64	2.13%	2.05%[2]	1.90%[2]	(14.05)%	89%[3]	$1,677
(0.98)	$22.52	2.03%	2.03%[2]	1.90%[2]	10.49%	82%[3]	$2,034
(1.10)	$21.77	2.00%	2.02%[2]	1.90%[2]	5.58%	93%[3]	$1,602

0.00	$19.77	2.14%	1.18%[2]	0.90%[2]	11.93%	70%[3]	$192,305
0.00	$18.11	3.06%	1.18%[2]	0.90%[2]	8.65%	103%[3]	$176,179
(0.18)	$17.23	2.72%	1.13%[2]	0.90%[2]	1.14%	116%[3]	$330,340
(1.51)	$17.98	3.13%	1.13%[2]	0.90%[2]	(13.17)%	89%[3]	$407,829
(0.98)	$22.90	3.00%	1.10%[2]	0.90%[2]	11.59%	82%[3]	$533,729
(1.10)	$22.08	2.98%	1.09%[2]	0.90%[2]	6.68%	93%[3]	$558,601

32	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Conservative Allocation Fund (“Conservative Allocation Fund”), Wells Fargo Advantage Growth Balanced Fund (“Growth Balanced Fund”) and Wells Fargo Advantage Moderate Balanced Fund (“Moderate Balanced Fund”) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of selected Master Portfolios of the Wells Fargo Master Trust for the period ended May 31, 2011 are included in this report and should be read in conjunction with each Fund’s financial statements, as applicable. As of May 31, 2011, the Funds own the following percentages of the Master Portfolios:

	Conservative Allocation Fund		Growth Balanced Fund	Moderate Balanced Fund
Wells Fargo Advantage C&B Large Cap Value Portfolio	0	%*	4%	2%
Wells Fargo Advantage Disciplined Value Portfolio	0	%*	28%	10%
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	0	%*	28%	10%
Wells Fargo Advantage Emerging Growth Portfolio	0	%*	7%	2%
Wells Fargo Advantage Equity Value Portfolio	0	%*	4%	2%
Wells Fargo Advantage Index Portfolio	0	%*	2%	1%
Wells Fargo Advantage Inflation-Protected Bond Portfolio	2%		11%	9%
Wells Fargo Advantage International Equity Portfolio	0	%*	27%	10%
Wells Fargo Advantage International Growth Portfolio	0	%*	6%	2%
Wells Fargo Advantage International Index Portfolio	0	%*	28%	10%
Wells Fargo Advantage International Value Portfolio	0	%*	2%	0%*
Wells Fargo Advantage Managed Fixed Income Portfolio	9%		51%	40%
Wells Fargo Advantage Small Cap Value Portfolio	0	%*	10%	4%
Wells Fargo Advantage Small Company Growth Portfolio	0	%*	2%	0%*
Wells Fargo Advantage Small Company Value Portfolio	0	%*	2%	0%*
Wells Fargo Advantage Stable Income Portfolio	23%		NA	77%
Wells Fargo Advantage Total Return Bond Portfolio	0	%*	0%*	0%*

*	The amount invested is less than 1%.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity,

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	33

type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Funds’ Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Futures contracts

Certain Funds may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in the Funds and in each Master Portfolio. Realized gains or losses in the Funds and in each Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by the Funds and in each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

34	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At May 31, 2011, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Undistributed (Overdistributed) Net Investment Income	Accumulated Net Realized Losses on Investments	Paid-in Capital
Conservative Allocation Fund	$(26,515)	$26,515	$0
Growth Balanced Fund	47,479	15,757,500	(15,804,979)
Moderate Balanced Fund	513,202	(97,113)	(416,089)

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At May 31, 2011, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Expiration
	2016	2017	2018	2019
Conservative Allocation Fund	$0	$15,438,774	$6,065,292	$4,084,882
Growth Balanced Fund	18,749,350	88,412,673	83,831,434	0
Moderate Balanced Fund	0	8,267,263	9,979,052	0

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	35

hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing each Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Conservative Allocation Fund

Equity securities
Affiliated Master Portfolios	$0	$36,477,751	$0	$36,477,751

Short-term investments
Corporate bonds and notes	0	0	27,557	27,557
U.S. Treasury obligations	339,978	0	0	339,978
	$339,978	$36,477,751	$27,557	$36,845,286
Growth Balanced Fund

Equity securities
Affiliated Master Portfolios	$0	$339,307,935	$0	$339,307,935

Short-term investments
Corporate bonds and notes	0	0	285,577	285,577
U.S. Treasury obligations	5,563,538	0	0	5,563,538
	$5,563,538	$339,307,935	$285,577	$345,157,050
Moderate Balanced Fund

Equity securities
Affiliated Master Portfolios	$0	$204,075,020	$0	$204,075,020

Short-term investments
Corporate bonds and notes	0	0	51,854	51,854
U.S. Treasury obligations	2,349,845	0	0	2,349,845
	$2,349,845	$204,075,020	$51,854	$206,476,719

Further details on the major security types listed above can be found in the each Fund’s Portfolio of Investments.

Further details on the investments of the affiliated Master Portfolios can be found in the Portfolio of Investments of each Master Portfolio which is contained elsewhere in this report.

As of May 31, 2011, the inputs used in valuing the Funds’ other financial instruments, which are carried at fair value, were as follows:

Futures contracts	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Conservative Allocation Fund	$36,672	$0	$0	$36,672
Growth Balanced Fund	1,219,981	0	0	1,219,981
Moderate Balanced Fund	462,006	0	0	462,006

36	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

Transfers in and transfers out are recognized at the end of the reporting period. For the eight months ended May 31, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Conservative Allocation Fund	Growth Balanced Fund	Moderate Balanced Fund
Corporate bonds and notes
Balance as of September 30, 2010	$0	$0	$0
Accrued discounts (premiums)	0	0	0
Realized gains (losses)	0	0	0
Change in unrealized gains (losses)	0	0	0
Purchases	0	0	0
Sales	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Transfers in from Affiliated Master Portfolio	27,557	285,577	51,854
Balance as of May 31, 2011	$27,557	$285,577	$51,854
Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$0	$0	$0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds. For each Fund, Funds Management is entitled to receive an annual advisory fee of 0.25% of each Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Funds. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to each Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.10% and declining to 0.05% as the average daily net assets of each Fund increase.

Funds Management also acts as adviser to each Master Portfolio and is entitled to receive fees from each Master Portfolio for those services.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each Fund as follows:

	Class Level Administration Fee
Class A, Class B, Class C	0.26	%*
Administrator Class	0.10

*	Prior to July 9, 2010, class level administration fees for Class A, Class B and Class C were 0.28%.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	37

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of each class.

For the eight months ended May 31, 2011, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Growth Balanced Fund	$6,111	$2,335	$127
Moderate Balanced Fund	6,558	3	55

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Administrator Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations and short-term securities (securities with maturities of one year or less at purchase date), for the eight months ended May 31, 2011 were as follows:

	Purchases at Cost*	Sales Proceeds*
Conservative Allocation Fund	$72,072,346	$136,763,923
Growth Balanced Fund	492,619,993	629,136,823
Moderate Balanced Fund	349,988,227	595,388,684

*	The Funds seeks to achieve their investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

6. DERIVATIVE TRANSACTIONS

During the eight months ended May 31, 2011, the Funds entered into futures contracts to gain market exposure to certain asset classes consistent with active asset allocation strategy. At May 31, 2011, Funds had long and short futures contracts outstanding as follows:

	Expiration Date	Contracts	Type	Initial Notional Amount	Value at May 31, 2011	Net Unrealized Gains (Losses)
Conservative Allocation Fund	June 2011	5 Long	S&P 500 Index	$1,630,313	$1,679,875	$49,562
	September 2011	15 Short	30-Year U.S. Treasury Bonds	1,859,766	1,872,656	(12,890)
Growth Balanced Fund	June 2011	159 Long	S&P 500 Index	51,843,938	53,420,026	1,576,088
	September 2011	413 Short	30-Year U.S. Treasury Bonds	51,204,362	51,560,469	(356,107)
Moderate Balanced Fund	June 2011	61 Long	S&P 500 Index	19,889,813	20,494,475	604,662
	September 2011	166 Short	30-Year U.S. Treasury Bonds	20,581,406	20,724,062	(142,656)

38	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

The Funds had average notional amounts in futures contracts outstanding during the eight months ended May 31, 2011 as follows:

	Long Contracts	Short Contracts
Conservative Allocation Fund	$1,671,108	$1,876,229
Growth Balanced Fund	50,723,583	52,735,877
Moderate Balanced Fund	18,858,510	19,492,481

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2011 was as follows for Conservative Allocation Fund:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts				Net assets – Net unrealized gains on investments	$12,890	*
Equity contracts	Net assets – Net unrealized gains on investments	$49,562	*

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of May 31, 2011 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the eight months ended May 31, 2011 was as follows for Conservative Allocation Fund:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$82,229	$(14,296)
Equity contracts	346,886	(24,463)
	$429,115	$(38,759)

The fair value of derivative instruments as of May 31, 2011 was as follows for Growth Balanced Fund:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts				Net assets – Net unrealized gains on investments	$356,107	*
Equity contracts	Net assets – Net unrealized gains on investments	$1,576,088	*

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of May 31, 2011 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the eight months May 31, 2011 was as follows for Growth Balanced Fund:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$1,888,780	$(277,296)
Equity contracts	9,720,855	(424,162)
	$11,609,635	$(701,458)

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	39

The fair value of derivative instruments as of May 31, 2011 was as follows for Moderate Balanced Fund:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts				Net assets – Net unrealized gains on investments	$142,656	*
Equity contracts	Net assets – Net unrealized gains on investments	$604,662	*

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of May 31, 2011 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the eight months ended May 31, 2011 was as follows for Moderate Balanced Fund:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$641,534	$(156,251)
Equity contracts	3,553,134	(114,438)
	$4,194,668	$(270,689)

During the year ended September 30, 2010, the Funds entered into futures contracts for hedging purposes.

The Funds had average notional amounts in futures contracts outstanding during the year ended September 30, 2010 as follows:

	Short Contracts	Long Contracts
Conservative Allocation	$15,483,298	$15,156,528
Growth Balanced Fund	127,899,718	121,959,263
Moderate Balanced Fund	22,345,468	21,480,476

The effect of derivative instruments on the Statements of Operations for the year ended September 30, 2010 was as follows:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Conservative Allocation Fund
Interest rate contracts	$(2,451,122)	$310,362
Equity contracts	1,174,193	(585,749)
	$(1,276,929)	$(275,387)
Growth Balanced Fund
Interest rate contracts	$(20,202,214)	$1,985,683
Equity contracts	9,631,496	(2,280,235)
	$(10,570,718)	$(294,552)
Moderate Balanced Fund
Interest rate contracts	$(3,148,072)	$(533,571)
Equity contracts	2,129,943	719,100
	$(1,018,129)	$185,529

40	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

7. ACQUISITION

After the close of business on July 16, 2010, Growth Balanced Fund acquired the net assets of Wells Fargo Advantage Aggressive Allocation Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Administrator Class shares of Wells Fargo Advantage Aggressive Allocation Fund received Administrator Class shares of Growth Balanced Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Aggressive Allocation Fund for 4,302,152 shares of Growth Balanced Fund valued at $93,512,961 at an exchange ratio of 0.47. The investment portfolio of Wells Fargo Advantage Aggressive Allocation Fund with a fair value of $93,914,260, identified cost of $90,492,734 and unrealized appreciation of $3,421,526 at July 16, 2010 were the principal assets acquired by Growth Balanced Fund. The aggregate net assets of Wells Fargo Advantage Aggressive Allocation Fund and Growth Balanced Fund immediately prior to the acquisition were $93,512,961 and $835,788,923, respectively. The aggregate net assets of Growth Balanced Fund immediately after the acquisition were $929,301,884. For financial reporting purposes, assets received and shares issued by Growth Balanced Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Aggressive Allocation Fund was carried forward to align ongoing reporting Growth Balanced Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed October 1, 2009, the beginning of the annual reporting period for Growth Balanced Fund, the pro forma results of operations for the year ended September 30, 2010 would have been:

Net investment income	$17,528,024
Net realized and unrealized gains (losses) on investments	$18,668,607
Net increase in net assets resulting from operations	$36,196,631

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Aggressive Allocation Fund that have been included in Growth Balanced Fund’s Statement of Operations since July 19, 2010.

8. BANK BORROWINGS

Each Fund and certain funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the eight months ended May 31, 2011, there were no borrowings by the Funds under the agreement.

9. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the following periods were as follows:

	Ordinary Income			Long-Term Capital Gain			Return of Capital
		Year ended September 30,			Year ended September 30,			Year ended September 30,
	Period ended May 31, 2011*	2010	2009	Period ended May 31, 2011*	2010	2009	Period ended May 31, 2011*	2010	2009
Conservative Allocation Fund	$2,525,007	$12,043,396	$18,793,495	$0	$0	$2,637,980	$2,372,388	$0	$0
Growth Balanced Fund	12,600,772	15,386,760	31,062,413	0	0	4,011,429	0	0	0
Moderate Balanced Fund	4,563,263	7,600,420	13,556,944	0	0	3,908,839	0	0	0

*	For the eight months ended May 31, 2011.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Allocation Funds	41

As of May 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Unrealized Gains (Losses)	Capital Loss Carryforward
Conservative Allocation Fund	$0	$(45,758)	$(25,588,948)
Growth Balanced Fund	5,178,485	19,941,989	(190,993,457)
Moderate Balanced Fund	4,076,163	9,694,367	(18,246,315)

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of May 31, 2011, management of the Funds is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

42	Wells Fargo Advantage Allocation Funds	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Conservative Allocation Fund, Wells Fargo Advantage Growth Balanced Fund, and Wells Fargo Advantage Moderate Balanced Fund, three of the funds constituting the Wells Fargo Funds Trust (collectively the “Funds”), as of May 31, 2011, and the related statements of operations, the statements of changes in net assets, and the financial highlights for the years or periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and examination of the underlying Master Portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of May 31, 2011, the results of their operations, changes in their net assets, and the financial highlights for the years or periods presented, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 29, 2011

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	43

C&B LARGE CAP VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 96.24%

Consumer Discretionary: 17.30%

Hotels, Restaurants & Leisure: 5.50%
Carnival Corporation	193,800	$7,521,378
Darden Restaurants Incorporated«	114,770	5,813,101
McDonald’s Corporation	122,200	9,964,188

		23,298,667

Household Durables: 2.36%
NVR Incorporated†«	13,426	10,015,796

Media: 3.35%
Omnicom Group Incorporated«	303,000	14,171,310

Multiline Retail: 2.82%
Kohl’s Corporation	224,400	11,947,056

Specialty Retail: 2.33%
Best Buy Company Incorporated«	310,620	9,865,291

Textiles, Apparel & Luxury Goods: 0.94%
VF Corporation«	39,735	3,960,387

Consumer Staples: 11.74%

Beverages: 3.98%
Coca-Cola Enterprises Incorporated	240,940	6,960,757
Diageo plc ADR«	116,430	9,907,029

		16,867,786

Household Products: 5.95%
Colgate-Palmolive Company	134,030	11,731,646
Henkel AG & Company KGaA ADR«	74,614	4,329,850
Kimberly-Clark Corporation	134,000	9,152,200

		25,213,696

Personal Products: 1.81%
Avon Products Incorporated«	257,710	7,656,564

Energy: 6.12%

Oil, Gas & Consumable Fuels: 6.12%
Chevron Corporation	86,120	9,034,849
Exxon Mobil Corporation	202,470	16,900,171

		25,935,020

Financials: 19.74%

Capital Markets: 2.90%
State Street Corporation	268,000	12,266,360

Consumer Finance: 5.07%
American Express Company	232,500	11,997,000

44	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

C&B LARGE CAP VALUE PORTFOLIO

Security Name	Shares	Value

Consumer Finance (continued)
Western Union Company	462,000	$9,498,720

		21,495,720

Diversified Financial Services: 4.74%
Bank of America Corporation	608,400	7,148,700
JPMorgan Chase & Company	298,500	12,907,140

		20,055,840

Insurance: 7.03%
Allstate Corporation	157,100	4,929,798
Axis Capital Holdings Limited	219,000	7,213,860
Chubb Corporation	106,800	7,005,012
Willis Group Holdings	256,100	10,628,150

		29,776,820

Health Care: 11.66%

Health Care Equipment & Supplies: 3.62%
Baxter International Incorporated	157,500	9,374,400
Becton Dickinson & Company«	68,000	5,953,400

		15,327,800

Health Care Providers & Services: 4.79%
Cardinal Health Incorporated	170,700	7,753,194
Quest Diagnostics Incorporated	214,550	12,534,011

		20,287,205

Pharmaceuticals: 3.25%
Johnson & Johnson	204,350	13,750,712

Industrials: 14.24%

Aerospace & Defense: 1.98%
Raytheon Company	166,300	8,378,194

Air Freight & Logistics: 1.48%
United Parcel Service Incorporated Class B	85,100	6,253,999

Commercial Services & Supplies: 5.44%
Avery Dennison Corporation	190,400	8,061,536
Cintas Corporation«	166,070	5,455,400
Republic Services Incorporated«	302,000	9,519,040

		23,035,976

Industrial Conglomerates: 3.05%
3M Company	70,700	6,672,666
Tyco International Limited	126,430	6,239,321

		12,911,987

Machinery: 2.29%
Illinois Tool Works Incorporated	169,500	9,715,740

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	45

C&B LARGE CAP VALUE PORTFOLIO

Security Name			Shares	Value

Information Technology: 11.38%

Electronic Equipment & Instruments: 6.22%
Flextronics International Limited†«			1,264,800	$9,157,152
Molex Incorporated Class A			287,320	6,562,389
TE Connectivity Limited			288,170	10,613,301

				26,332,842

IT Services: 1.75%
Fiserv Incorporated†			114,800	7,406,896

Semiconductors & Semiconductor Equipment: 1.95%
Lam Research Corporation†			176,100	8,275,820

Software: 1.46%
Microsoft Corporation			247,400	6,187,474

Telecommunication Services: 2.59%

Wireless Telecommunication Services: 2.59%
Vodafone Group plc ADR			391,630	10,977,386

Utilities: 1.47%

Electric Utilities: 1.47%
Entergy Corporation			91,600	6,242,540

Total Common Stocks (Cost $334,854,035)				407,610,884

	Dividend Yield

Preferred Stocks: 1.43%

Consumer Staples: 1.43%

Household Products: 1.43%
Henkel AG & Company KGaA ADR«	1.56%		85,900	6,049,937

Total Preferred Stocks (Cost $3,589,099)				6,049,937

Short-Term Investments: 18.94%

	Interest Rate	Maturity Date	Principal

Corporate Bonds & Notes: 0.42%
Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	$1,641,385	691,516
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	1,974,754	1,105,862

				1,797,378

	Yield

Investment Companies: 18.52%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05		8,691,848	8,691,848
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.18		69,740,950	69,740,950
				78,432,798

Total Short-Term Investments (Cost $79,341,879)				80,230,176

Total Investments in Securities
(Cost $417,785,013)*	116.61%	493,890,997
Other Assets and Liabilities, Net	(16.61)	(70,390,090)

Total Net Assets	100.00%	$423,500,907

46	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

C&B LARGE CAP VALUE PORTFOLIO

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

±	Variable rate investments.

*	Cost for federal income tax purposes is $433,322,803 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$80,826,533
Gross unrealized depreciation	(20,258,339)

Net unrealized appreciation	$60,568,194

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	47

DISCIPLINED VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.44%

Consumer Discretionary: 7.74%

Auto Components: 0.37%
TRW Automotive Holdings Corporation†«	4,416	$251,138

Automobiles: 0.59%
Ford Motor Company†	26,323	392,739

Household Durables: 0.59%
Whirlpool Corporation	4,720	395,536

Media: 3.39%
Comcast Corporation Class A	20,163	508,914
DIRECTV Group Incorporated†	3,879	194,959
Dish Network Corporation†«	8,665	262,376
Gannett Company Incorporated	12,978	185,066
Time Warner Cable Incorporated	3,741	288,880
Time Warner Incorporated	8,047	293,152
Viacom Incorporated Class B	5,303	267,324
Walt Disney Company	6,400	266,432

		2,267,103

Multiline Retail: 1.20%
Kohl’s Corporation	3,663	195,018
Macy’s Incorporated	21,011	606,798

		801,816

Specialty Retail: 1.16%
AutoZone Incorporated†	1,425	418,950
Best Buy Company Incorporated	4,805	152,607
GameStop Corporation Class A†«	7,288	203,918

		775,475

Textiles, Apparel & Luxury Goods: 0.44%
VF Corporation«	2,933	292,332

Consumer Staples: 10.01%

Beverages: 0.57%
Coca-Cola Enterprises Incorporated	8,124	234,702
Constellation Brands Incorporated Class A†	6,716	147,483

		382,185

Food & Staples Retailing: 2.70%
CVS Caremark Corporation	7,479	289,363
Kroger Company	18,935	469,967
Safeway Incorporated«	9,315	230,081
Wal-Mart Stores Incorporated	14,763	815,213

		1,804,624

48	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

DISCIPLINED VALUE PORTFOLIO

Security Name	Shares	Value

Food Products: 2.57%
Archer Daniels Midland Company	14,114	$457,435
Bunge Limited«	3,596	267,722
Hormel Foods Corporation«	6,760	198,271
JM Smucker Company	2,472	195,980
Smithfield Foods Incorporated†	11,076	232,042
Tyson Foods Incorporated Class A«	19,185	364,899

		1,716,349

Household Products: 1.77%
Procter & Gamble Company	17,671	1,183,957

Personal Products: 0.41%
Herbalife Limited	4,854	273,183

Tobacco: 1.99%
Altria Group Incorporated	24,258	680,679
Lorillard Incorporated	2,069	238,514
Philip Morris International	5,718	410,267

		1,329,460

Energy: 12.22%

Oil, Gas & Consumable Fuels: 12.22%
Alpha Natural Resources Incorporated†«	3,544	194,176
Apache Corporation	5,269	656,517
Chevron Corporation	22,602	2,371,176
ConocoPhillips	9,109	666,961
Devon Energy Corporation	6,522	548,305
Exxon Mobil Corporation	1,629	135,973
Frontier Oil Corporation	11,746	350,736
Hess Corporation	5,505	435,060
Marathon Oil Corporation	14,746	798,791
Murphy Oil Corporation	5,665	390,262
Occidental Petroleum Corporation	3,471	374,347
Patterson-UTI Energy Incorporated	6,954	217,869
Tesoro Petroleum Corporation†	17,077	416,679
Valero Energy Corporation	22,153	609,208

		8,166,060

Financials: 24.23%

Capital Markets: 1.87%
Ameriprise Financial Incorporated	7,585	464,430
Goldman Sachs Group Incorporated	5,552	781,333

		1,245,763

Commercial Banks: 4.37%
BOK Financial Corporation«	3,966	210,238
Fifth Third Bancorp	25,725	335,969
Huntington Bancshares Incorporated	52,199	344,513
KeyCorp«	51,493	436,146
PNC Financial Services Group Incorporated	10,887	679,567
US Bancorp	35,767	915,635

		2,922,068

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	49

DISCIPLINED VALUE PORTFOLIO

Security Name	Shares	Value

Consumer Finance: 2.23%
Capital One Financial Corporation	13,184	$716,419
Discover Financial Services	13,341	318,049
SLM Corporation	26,754	455,888

		1,490,356

Diversified Financial Services: 7.11%
Bank of America Corporation	87,571	1,028,959
Berkshire Hathaway Incorporated Class B†	11,558	913,891
Citigroup Incorporated	17,601	724,273
JPMorgan Chase & Company	48,246	2,086,157

		4,753,280

Insurance: 5.51%
ACE Limited«	6,587	453,317
American Financial Group Incorporated	6,347	225,699
Assurant Incorporated	4,456	164,827
Hartford Financial Services Group Incorporated	12,876	343,145
Lincoln National Corporation«	15,049	441,688
MetLife Incorporated	4,606	203,125
Protective Life Corporation	6,654	160,628
Prudential Financial Incorporated	7,432	474,013
Reinsurance Group of America Incorporated	5,877	373,366
The Travelers Companies Incorporated	10,458	649,233
UnumProvident Corporation	7,382	194,220

		3,683,261

REIT: 3.14%
Annaly Capital Management Incorporated«	20,706	375,400
Brandywine Realty Trust«	13,534	172,694
CommonWealth	8,848	230,933
Duke Realty Corporation	9,878	148,565
Hospitality Properties Trust	11,202	276,465
Liberty Property Trust«	5,204	187,656
Senior Housing Properties Trust	6,789	163,954
Simon Property Group Incorporated	1,674	197,632
Vornado Realty Trust«	3,526	346,888

		2,100,187

Health Care: 13.65%

Biotechnology: 1.39%
Amgen Incorporated†	3,946	238,891
Biogen Idec Incorporated†	5,241	496,480
Cephalon Incorporated†«	2,457	195,798

		931,169

Health Care Equipment & Supplies: 0.98%
Baxter International Incorporated	3,746	222,962
Teleflex Incorporated	3,468	215,363
Zimmer Holdings Incorporated†	3,179	215,409

		653,734

50	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

DISCIPLINED VALUE PORTFOLIO

Security Name	Shares	Value

Health Care Providers & Services: 3.26%
Aetna Incorporated	6,497	$283,789
CIGNA Corporation	6,459	322,240
Humana Incorporated	6,938	558,717
UnitedHealth Group Incorporated	20,656	1,011,111

		2,175,857

Life Sciences Tools & Services: 0.25%
Thermo Fisher Scientific Incorporated†	2,529	165,523

Pharmaceuticals: 7.77%
Eli Lilly & Company«	15,292	588,436
Johnson & Johnson	14,983	1,008,206
Merck & Company Incorporated	41,248	1,515,864
Pfizer Incorporated	97,098	2,082,752

		5,195,258

Industrials: 8.97%

Aerospace & Defense: 3.17%
General Dynamics Corporation	8,626	640,222
L-3 Communications Holdings Incorporated	2,911	237,683
Lockheed Martin Corporation	3,015	234,869
Northrop Grumman Corporation	9,375	612,094
Raytheon Company	7,824	394,173

		2,119,041

Commercial Services & Supplies: 0.79%
RR Donnelley & Sons Company	11,705	249,785
Towers Watson & Company	4,383	278,101

		527,886

Construction & Engineering: 0.39%
KBR Incorporated	7,093	264,711

Industrial Conglomerates: 2.35%
General Electric Company	80,161	1,574,362

Machinery: 0.78%
Timken Company	7,121	367,586
Wabco Holdings Incorporated†	2,209	151,427

		519,013

Road & Rail: 1.49%
CSX Corporation	9,969	790,542
Ryder System Incorporated	3,687	202,785

		993,327

Information Technology: 6.34%

Communications Equipment: 0.59%
Cisco Systems Incorporated	23,458	394,094

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	51

DISCIPLINED VALUE PORTFOLIO

Security Name	Shares	Value

Computers & Peripherals: 0.90%
Dell Incorporated†	13,468	$216,565
Hewlett-Packard Company	10,345	386,696

		603,261

Electronic Equipment & Instruments: 1.12%
Arrow Electronics Incorporated†	6,656	297,057
Tech Data Corporation†	4,653	220,413
Vishay Intertechnology Incorporated†«	14,809	235,019

		752,489

IT Services: 0.96%
Computer Sciences Corporation«	5,828	232,479
International Business Machines Corporation	2,432	410,838

		643,317

Semiconductors & Semiconductor Equipment: 1.71%
Applied Materials Incorporated	16,659	229,561
Avago Technologies Limited	4,202	141,986
Intel Corporation	34,158	768,897

		1,140,444

Software: 1.06%
Microsoft Corporation	28,255	706,658

Materials: 3.76%

Chemicals: 2.17%
Cabot Corporation	4,841	204,435
E.I. du Pont de Nemours & Company	8,946	476,822
Eastman Chemical Company	2,990	316,492
Huntsman Corporation«	12,995	246,255
PPG Industries Incorporated	2,345	208,002

		1,452,006

Metals & Mining: 0.30%
Steel Dynamics Incorporated	11,562	197,710

Paper & Forest Products: 1.29%
Domtar Corporation	3,340	342,283
International Paper Company	16,733	522,404

		864,687

Telecommunication Services: 4.64%

Diversified Telecommunication Services: 4.64%
AT&T Incorporated	61,089	1,927,969
Verizon Communications Incorporated	31,706	1,170,903

		3,098,872

52	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

DISCIPLINED VALUE PORTFOLIO

Security Name			Shares	Value

Utilities: 5.88%

Electric Utilities: 2.50%
Alliant Energy Corporation			5,736	$235,922
DPL Incorporated			7,861	237,166
Entergy Corporation			6,880	468,872
Pepco Holdings Incorporated			21,128	421,926
Pinnacle West Capital Corporation			6,721	304,192

				1,668,078

Gas Utilities: 0.40%
Energen Corporation			4,322	269,131

Independent Power Producers & Energy Traders: 0.79%
AES Corporation†			21,011	272,303
Constellation Energy Group Incorporated			6,789	252,415

				524,718

Multi-Utilities: 2.19%
Ameren Corporation			8,583	255,001
CMS Energy Corporation«			13,795	275,072
DTE Energy Company«			4,186	216,081
NiSource Incorporated«			24,258	492,437
OGE Energy Corporation			4,444	226,952

				1,465,543

Total Common Stocks (Cost $54,532,237)				65,127,761

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 12.20%

Corporate Bonds and Notes: 0.17%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$105,400	44,405
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	126,807	71,012

				115,417

	Yield		Shares

Investment Companies: 11.65%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.05		1,277,430	1,277,430
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.18		6,511,419	6,511,419

				7,788,849

			Principal

US Treasury Securities: 0.38%
US Treasury Bill^#	0.05	07/21/2011	$250,000	249,993

Total Short-Term Investments (Cost $8,097,206)				8,154,259

Total Investments in Securities
(Cost $62,629,443)*	109.64%	73,282,020
Other Assets and Liabilities, Net	(9.64)	(6,445,924)

Total Net Assets	100.00%	$66,836,096

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	53

DISCIPLINED VALUE PORTFOLIO

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $63,720,532 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,152,915
Gross unrealized depreciation	(1,591,427)

Net unrealized appreciation	$9,561,488

The accompanying notes are an integral part of these financial statements.

54	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.38%

Consumer Discretionary: 18.26%

Auto Components: 1.42%
Autoliv Incorporated«	7,644	$588,435
Johnson Controls Incorporated	57,410	2,273,436

		2,861,871

Automobiles: 0.77%
Ford Motor Company†	103,239	1,540,326

Hotels, Restaurants & Leisure: 3.77%
Arcos Dorados Holdings Incorporated	4,310	98,053
Cheesecake Factory Incorporated†«	23,048	732,235
Las Vegas Sands Corporation†	26,397	1,096,531
McDonald’s Corporation	12,500	1,019,250
Starbucks Corporation	98,174	3,611,821
Wynn Resorts Limited	7,000	1,025,640

		7,583,530

Internet & Catalog Retail: 4.78%
Amazon.com Incorporated†	24,931	4,903,678
Netflix Incorporated†«	2,200	595,760
Priceline.com Incorporated†	7,987	4,114,823

		9,614,261

Media: 3.54%
CBS Corporation Class B	38,712	1,082,000
DIRECTV Group Incorporated†	59,130	2,971,874
Walt Disney Company	73,739	3,069,755

		7,123,629

Multiline Retail: 1.13%
Dollar Tree Incorporated†	19,000	1,211,060
NU Skin Enterprises Incorporated Class A«	21,442	838,168
Target Corporation	4,500	222,885

		2,272,113

Specialty Retail: 2.14%
Abercrombie & Fitch Company Class A«	7,383	559,410
CarMax Incorporated†	34,000	1,008,440
Ctrip.com International Limited ADR†«	17,500	787,500
Dick’s Sporting Goods Incorporated†«	22,265	884,811
O’Reilly Automotive Incorporated†	6,000	360,660
Tiffany & Company	9,325	705,530

		4,306,351

Textiles, Apparel & Luxury Goods: 0.71%
Coach Incorporated	12,000	763,920
Nike Incorporated Class B	8,000	675,600

		1,439,520

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	55

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Consumer Staples: 1.39%

Food & Staples Retailing: 0.41%
Whole Foods Market Incorporated«	13,500	$825,660

Tobacco: 0.98%
Philip Morris International	27,532	1,975,421

Energy: 11.08%

Energy Equipment & Services: 5.45%
Baker Hughes Incorporated	26,520	1,960,624
Halliburton Company	49,748	2,494,862
National Oilwell Varco Incorporated	29,305	2,126,957
Rowan Companies Incorporated†	27,305	1,082,643
Schlumberger Limited	38,516	3,301,592

		10,966,678

Oil, Gas & Consumable Fuels: 5.63%
Apache Corporation	13,409	1,670,761
ConocoPhillips	16,551	1,211,864
Continental Resources Incorporated†«	8,000	529,760
EOG Resources Incorporated	3,054	333,314
Hess Corporation	11,463	905,921
Newfield Exploration Company†«	22,712	1,694,088
Occidental Petroleum Corporation	34,576	3,729,022
Pioneer Natural Resources Company«	9,500	872,290
Southwestern Energy Company†«	9,000	393,930

		11,340,950

Financials: 6.77%

Capital Markets: 1.34%
Ameriprise Financial Incorporated	9,000	551,070
TD Ameritrade Holding Corporation	99,590	2,146,165

		2,697,235

Commercial Banks: 1.28%
Comerica Incorporated	13,244	478,241
Itau Unibanco Holding SA	46,892	1,070,544
US Bancorp	40,049	1,025,254

		2,574,039

Consumer Finance: 2.03%
American Express Company	30,721	1,585,204
MasterCard Incorporated	7,450	2,138,523
Visa Incorporated Class A	4,436	359,582

		4,083,309

Diversified Financial Services: 0.92%
CME Group Incorporated	3,000	857,280
JPMorgan Chase & Company	23,097	998,714

		1,855,994

56	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Insurance: 1.20%
MetLife Incorporated	54,718	$2,413,064

Health Care: 8.69%

Biotechnology: 1.42%
Alexion Pharmaceuticals Incorporated†«	27,200	1,289,824
Celgene Corporation†	21,892	1,333,442
Vertex Pharmaceuticals Incorporated†«	4,500	242,955

		2,866,221

Health Care Equipment & Supplies: 1.10%
Intuitive Surgical Incorporated†«	2,100	732,900
St. Jude Medical Incorporated	29,000	1,469,430

		2,202,330

Health Care Providers & Services: 3.12%
AmerisourceBergen Corporation	28,206	1,162,651
Express Scripts Incorporated†	57,907	3,448,941
UnitedHealth Group Incorporated	34,175	1,672,866

		6,284,458

Pharmaceuticals: 3.05%
Allergan Incorporated	28,728	2,376,667
Merck & Company Incorporated	26,154	961,160
Perrigo Company	6,522	558,022
Shire plc ADR	13,100	1,252,229
Teva Pharmaceutical Industries Limited ADR	19,226	978,603

		6,126,681

Industrials: 13.64%

Aerospace & Defense: 2.42%
Goodrich Corporation	11,150	973,284
Honeywell International Incorporated	23,655	1,408,655
Precision Castparts Corporation«	9,627	1,512,402
United Technologies Corporation	11,000	965,470

		4,859,811

Air Freight & Logistics: 1.37%
C.H. Robinson Worldwide Incorporated«	9,000	721,980
FedEx Corporation	6,648	622,519
United Parcel Service Incorporated Class B	19,299	1,418,284

		2,762,783

Electrical Equipment: 1.42%
ABB Limited ADR«	51,640	1,389,116
Emerson Electric Company	27,000	1,472,850

		2,861,966

Industrial Conglomerates: 1.44%
General Electric Company	147,583	2,898,530

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	57

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Machinery: 4.57%
Caterpillar Incorporated	7,000	$740,600
Cummins Incorporated	23,297	2,451,776
Danaher Corporation	39,960	2,179,019
Eaton Corporation	38,799	2,004,744
Joy Global Incorporated«	14,504	1,300,284
SPX Corporation«	6,228	516,363

		9,192,786

Road & Rail: 2.42%
Hertz Global Holdings Incorporated†«	60,450	976,268
Norfolk Southern Corporation	10,000	733,100
Union Pacific Corporation	30,167	3,166,630

		4,875,998

Information Technology: 33.60%

Communications Equipment: 5.63%
Acme Packet Incorporated†	3,556	269,154
Aruba Networks Incorporated†«	5,201	147,812
F5 Networks Incorporated†«	4,300	488,394
Finisar Corporation†	12,972	311,587
JDS Uniphase Corporation†	34,104	688,560
Juniper Networks Incorporated†«	57,926	2,120,671
QUALCOMM Incorporated	102,090	5,981,453
Riverbed Technology Incorporated†«	34,776	1,318,706

		11,326,337

Computers & Peripherals: 9.30%
Apple Incorporated†	36,401	12,661,360
EMC Corporation†«	155,178	4,417,918
NetApp Incorporated†«	29,791	1,631,653

		18,710,931

Electronic Equipment & Instruments: 1.69%
Agilent Technologies Incorporated†	68,266	3,404,425

Internet Software & Services: 3.53%
Akamai Technologies Incorporated†«	10,000	339,350
Baidu.com Incorporated ADR†	14,821	2,011,358
Google Incorporated Class A†	9,002	4,762,238

		7,112,946

IT Services: 2.65%
Accenture plc	33,892	1,945,062
Cognizant Technology Solutions Corporation Class A†	44,450	3,379,978

		5,325,040

Semiconductors & Semiconductor Equipment: 2.66%
Analog Devices Incorporated	17,900	736,943
ARM Holdings plc ADR	47,037	1,342,906

58	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name			Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Avago Technologies Limited			12,000	$405,480
Microchip Technology Incorporated«			28,500	1,126,605
Micron Technology Incorporated†			88,810	905,862
NetLogic Microsystems Incorporated†«			22,000	843,040

				5,360,836

Software: 8.14%
Check Point Software Technologies Limited†«			35,521	1,950,813
Citrix Systems Incorporated†			29,175	2,556,314
Intuit Incorporated†			10,000	539,700
Oracle Corporation			113,058	3,868,845
Red Hat Incorporated†			45,431	1,980,792
Salesforce.com Incorporated†«			26,280	4,001,393
SuccessFactors Incorporated†«			7,588	266,111
VMware Incorporated†«			12,587	1,224,968

				16,388,936

Materials: 3.22%

Chemicals: 2.60%
Air Products & Chemicals Incorporated			7,000	665,630
Dow Chemical Company			40,650	1,468,680
Ecolab Incorporated			6,000	329,280
Monsanto Company			6,000	426,240
Mosaic Company			4,059	287,580
Praxair Incorporated			19,500	2,063,880

				5,241,290

Metals & Mining: 0.62%
Freeport-McMoRan Copper & Gold Incorporated Class B			24,029	1,240,858

Telecommunication Services: 0.73%

Wireless Telecommunication Services: 0.73%
NII Holdings Incorporated†			33,700	1,471,342

Total Common Stocks (Cost $175,877,915)				195,988,456

Short-Term Investments: 17.66%

	Interest Rate	Maturity Date	Principal

Corporate Bonds and Notes: 0.89%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$1,631,661	687,419
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	1,963,055	1,099,311

				1,786,730

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	59

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Yield	Shares	Value

Investment Companies: 16.77%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.05%	3,623,638	$3,623,638
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.18	30,127,411	30,127,411

			33,751,049

Total Short-Term Investments (Cost $34,654,745)			35,537,779

Total Investments in Securities
(Cost $210,532,660)*	115.04%	231,526,235
Other Assets and Liabilities, Net	(15.04)	(30,269,122)

Total Net Assets	100.00%	$201,257,113

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

±	Variable rate investments.

*	Cost for federal income tax purposes is $214,880,599 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,128,389
Gross unrealized depreciation	(6,482,753)

Net unrealized appreciation	$16,645,636

The accompanying notes are an integral part of these financial statements.

60	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 95.19%

Consumer Discretionary: 16.46%

Hotels, Restaurants & Leisure: 4.56%
BJ’s Restaurants Incorporated†«	28,500	$1,460,055
Bravo Brio Restaurant Group Incorporated†	7,454	165,479
Life Time Fitness Incorporated†«	39,300	1,445,847
Scientific Games Corporation Class A†	50,200	494,972
Shuffle Master Incorporated†	26,600	289,674

		3,856,027

Internet & Catalog Retail: 1.51%
Shutterfly Incorporated†	21,056	1,276,415

Media: 2.00%
IMAX Corporation†	31,850	1,185,139
Reachlocal Incorporated†	24,163	507,181

		1,692,320

Specialty Retail: 7.18%
Dick’s Sporting Goods Incorporated†«	3,960	157,370
Hibbett Sports Incorporated†«	26,520	1,104,293
Tractor Supply Company	26,850	1,695,846
Ulta Salon Cosmetics & Fragrance Incorporated†	29,390	1,645,252
Vitamin Shoppe Incorporated†	36,100	1,470,353

		6,073,114

Textiles, Apparel & Luxury Goods: 1.21%
Vera Bradley Incorporated†	13,036	644,369
Warnaco Group Incorporated†	6,800	375,020

		1,019,389

Consumer Staples: 0.22%

Food & Staples Retailing: 0.22%
Fresh Market Incorporated†	4,600	185,104

Energy: 6.24%

Oil, Gas & Consumable Fuels: 6.24%
Approach Resources Incorporated†	31,300	815,052
Brigham Exploration Company†«	53,010	1,650,731
Carrizo Oil & Gas Incorporated†	11,300	431,773
Northern Oil & Gas Incorporated†«	79,910	1,606,191
Oasis Petroleum Incorporated†	25,500	771,375

		5,275,122

Financials: 1.95%

Capital Markets: 1.95%
Financial Engines Incorporated†«	66,080	1,645,392

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	61

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Health Care: 19.09%

Biotechnology: 0.49%
Exact Sciences Corporation†	55,400	$413,284

Health Care Equipment & Supplies: 7.91%
DexCom Incorporated†	62,300	982,471
Masimo Corporation«	17,890	549,581
NxStage Medical Incorporated†	72,020	1,354,696
SonoSite Incorporated†	34,800	1,242,708
Volcano Corporation†«	47,260	1,485,382
Zoll Medical Corporation†«	17,700	1,076,339

		6,691,177

Health Care Providers & Services: 4.44%
Catalyst Health Solutions Incorporated†	14,990	914,840
Centene Corporation†	14,900	518,520
ePocrates Incorporated†	21,986	462,805
HMS Holdings Corporation†«	23,790	1,857,047

		3,753,212

Health Care Technology: 1.62%
SXC Health Solutions Corporation†	23,300	1,373,302

Life Sciences Tools & Services: 0.69%
Luminex Corporation†	27,900	582,273

Pharmaceuticals: 3.94%
Akorn Incorporated†	274,950	1,872,410
Impax Laboratories Incorporated†	19,200	515,520
Jazz Pharmaceuticals Incorporated†	32,200	943,138

		3,331,068

Industrials: 15.88%

Aerospace & Defense: 0.79%
Esterline Technologies Corporation†	8,800	665,456

Commercial Services & Supplies: 1.01%
On Assignment Incorporated†	76,242	851,623

Electrical Equipment: 4.71%
Altra Holdings Incorporated†	69,540	1,832,379
Polypore International Incorporated†	32,870	2,154,629

		3,987,008

Machinery: 4.77%
Chart Industries Incorporated†	23,400	1,136,772
Robbins & Myers Incorporated	27,200	1,198,432
The Middleby Corporation†	10,580	910,409
Trimas Corporation†	38,700	789,480

		4,035,093

62	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Road & Rail: 2.76%
Genesee & Wyoming Incorporated†	21,600	$1,281,960
Greenbrier Companies Incorporated†«	40,400	1,052,824

		2,334,784

Trading Companies & Distributors: 1.84%
DXP Enterprises Incorporated†	26,200	678,580
Titan Machinery Incorporated†	32,693	875,845

		1,554,425

Information Technology: 34.39%

Communications Equipment: 4.25%
Aruba Networks Incorporated†«	69,090	1,963,538
Ixia†	70,400	1,108,096
ShoreTel Incorporated†	47,600	523,600

		3,595,234

Electronic Equipment & Instruments: 0.68%
Rofin-Sinar Technologies Incorporated†	16,000	578,240

Internet Software & Services: 10.68%
ComScore Incorporated†«	20,800	583,856
Cornerstone OnDemand Incorporated†	5,153	99,504
Demand Media Incorporated†«	16,800	255,528
Envestnet Incorporated†	70,600	1,047,704
Liveperson Incorporated†	79,150	938,719
LogMeIn Incorporated†«	27,670	1,204,198
LoopNet Incorporated†	41,300	762,811
Mercadolibre Incorporated«	7,410	652,969
Perficient Incorporated†	69,500	774,925
Quinstreet Incorporated†«	21,300	329,298
SciQuest Incorporated†	49,000	807,520
SouFun Holdings Limited ADR†«	16,000	373,440
Support.com Incorporated†	60,700	291,360
VistaPrint NV†	18,430	906,387

		9,028,219

IT Services: 2.51%
Gartner Incorporated†	13,700	534,711
Syntel Incorporated	7,600	409,412
Wright Express Corporation†	21,800	1,176,328

		2,120,451

Semiconductors & Semiconductor Equipment: 5.12%
Cavium Networks Incorporated†	18,800	836,224
Entegris Incorporated†	101,910	935,534
EZchip Semiconductor Limited†	21,900	789,276
NetLogic Microsystems Incorporated†	32,100	1,230,072
Silicon Laboratories Incorporated†	12,500	537,250

		4,328,356

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	63

EMERGING GROWTH PORTFOLIO

Security Name			Shares	Value

Software: 11.15%
Allot Communications Limited†			38,600	$597,528
Ariba Incorporated†			24,180	810,997
Concur Technologies Incorporated†«			5,940	296,822
Fortinet Incorporated†			27,700	1,343,173
PROS Holdings Incorporated†			32,340	543,312
Radiant Systems Incorporated†			32,800	688,800
Realpage Incorporated†			27,027	795,945
SuccessFactors Incorporated†«			44,590	1,563,771
Synchronoss Technologies Incorporated†			41,500	1,332,150
Taleo Corporation Class A†			6,700	250,111
Ultimate Software Group Incorporated†			12,500	704,750
Velti plc†			32,629	504,444

				9,431,803

Materials: 0.96%

Chemicals: 0.96%
Solutia Incorporated†			32,500	811,525

Total Common Stocks (Cost $67,332,483)				80,489,416

Investment Companies: 2.15%
ishares Russell 2000 Growth Index Fund«			18,764	1,818,232

Total Investment Companies (Cost $1,749,349)				1,818,232

Short-Term Investments: 21.65%

	Interest Rate	Maturity Date	Principal

Corporate Bonds and Notes: 0.92%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$708,644	298,552
VFNC Corporation±(a)(i)(v)††	0.19	09/29/2011	852,571	477,440

				775,992

	Yield		Shares

Investment Companies: 20.73%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.05		2,514,925	2,514,925
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.18		15,013,752	15,013,752

				17,528,677

Total Short-Term Investments (Cost $17,921,160)				18,304,669

Total Investments in Securities
(Cost $87,002,992)*	118.99%	100,612,317
Other Assets and Liabilities, Net	(18.99)	(16,059,176)

Total Net Assets	100.00%	$84,553,141

64	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

EMERGING GROWTH PORTFOLIO

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

±	Variable rate investments.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $87,730,734 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,523,431
Gross unrealized depreciation	(1,641,848)

Net unrealized appreciation	$12,881,583

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	65

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 98.04%

Consumer Discretionary: 9.11%

Auto Components: 1.81%
Lear Corporation«	149,850	$7,615,377

Automobiles: 0.61%
Ford Motor Company†	173,000	2,581,160

Hotels, Restaurants & Leisure: 0.46%
Wyndham Worldwide Corporation	56,050	1,951,101

Media: 2.90%
CBS Corporation Class B	141,800	3,963,310
Viacom Incorporated Class B	164,000	8,267,240

		12,230,550

Multiline Retail: 1.88%
Macy’s Incorporated	275,200	7,947,776

Specialty Retail: 0.82%
Signet Jewelers Limited†	75,200	3,459,952

Textiles, Apparel & Luxury Goods: 0.63%
Phillips-Van Heusen Corporation«	40,000	2,638,800

Consumer Staples: 4.78%

Food & Staples Retailing: 4.78%
CVS Caremark Corporation	136,300	5,273,447
Sysco Corporation«	143,300	4,615,693
Walgreen Company	235,100	10,257,413

		20,146,553

Energy: 13.75%

Energy Equipment & Services: 1.59%
National Oilwell Varco Incorporated	92,100	6,684,618

Oil, Gas & Consumable Fuels: 12.16%
Anadarko Petroleum Corporation	27,300	2,170,896
Apache Corporation	34,425	4,289,355
Chevron Corporation	167,700	17,593,407
Denbury Resources Incorporated†	167,200	3,671,712
Hess Corporation	134,100	10,597,923
Marathon Oil Corporation	120,200	6,511,234
Occidental Petroleum Corporation	59,825	6,452,126

		51,286,653

Financials: 24.72%

Capital Markets: 0.46%
INVESCO Limited	79,000	1,948,930

66	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Commercial Banks: 4.48%
Fifth Third Bancorp	255,700	$3,339,442
Huntington Bancshares Incorporated	340,300	2,245,980
KeyCorp«	340,000	2,879,800
PNC Financial Services Group Incorporated	167,100	10,430,382

		18,895,604

Consumer Finance: 4.11%
Capital One Financial Corporation	105,400	5,727,436
Discover Financial Services	394,700	9,409,648
SLM Corporation	129,700	2,210,088

		17,347,172

Diversified Financial Services: 8.57%
Bank of America Corporation	850,000	9,987,500
Citigroup Incorporated	223,770	9,208,136
JPMorgan Chase & Company	391,200	16,915,488

		36,111,124

Insurance: 7.10%
American International Group Incorporated†	78,700	2,242,950
Hartford Financial Services Group Incorporated«	254,600	6,785,090
Lincoln National Corporation«	71,200	2,089,720
Marsh & McLennan Companies Incorporated	131,600	4,036,172
MetLife Incorporated	166,600	7,347,060
Prudential Financial Incorporated	116,700	7,443,126

		29,944,118

Health Care: 11.88%

Biotechnology: 1.51%
Biogen Idec Incorporated†	67,100	6,356,383

Health Care Equipment & Supplies: 1.55%
Zimmer Holdings Incorporated†	96,500	6,538,840

Health Care Providers & Services: 5.96%
HCA Holdings Incorporated†	163,600	5,708,004
McKesson Corporation	56,450	4,832,685
UnitedHealth Group Incorporated	298,400	14,606,680

		25,147,369

Pharmaceuticals: 2.86%
Pfizer Incorporated	561,400	12,042,030

Industrials: 9.73%

Aerospace & Defense: 1.12%
Northrop Grumman Corporation	39,400	2,572,426
Raytheon Company	42,850	2,158,783

		4,731,209

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	67

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Construction & Engineering: 0.72%
KBR Incorporated	80,800	$3,015,456

Industrial Conglomerates: 2.98%
General Electric Company	640,000	12,569,600

Machinery: 4.40%
Caterpillar Incorporated	74,800	7,913,840
Cummins Incorporated	18,900	1,989,036
Eaton Corporation	102,700	5,306,509
Timken Company	65,100	3,360,462

		18,569,847

Road & Rail: 0.51%
Hertz Global Holdings Incorporated†	132,800	2,144,720

Information Technology: 9.78%

Communications Equipment: 1.07%
Alcatel SA ADR	471,200	2,671,704
JDS Uniphase Corporation†	90,100	1,819,119

		4,490,823

Computers & Peripherals: 2.69%
Dell Incorporated†	205,300	3,301,224
EMC Corporation†«	281,900	8,025,693

		11,326,917

IT Services: 1.65%
Accenture plc	62,500	3,586,875
International Business Machines Corporation	20,075	3,391,270

		6,978,145

Office Electronics: 0.57%
Xerox Corporation	237,275	2,422,578

Semiconductors & Semiconductor Equipment: 1.96%
Atmel Corporation†	549,700	8,256,494

Software: 1.84%
Symantec Corporation†	397,300	7,767,215

Materials: 8.17%

Chemicals: 3.49%
Agrium Incorporated	41,300	3,636,878
Dow Chemical Company	84,500	3,052,985
E.I. du Pont de Nemours & Company	109,100	5,815,030
Mosaic Company	31,300	2,217,605

		14,722,498

Metals & Mining: 4.19%
Alcoa Incorporated«	353,600	5,944,016

68	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

EQUITY VALUE PORTFOLIO

Security Name			Shares	Value

Metals & Mining (continued)
Freeport-McMoRan Copper & Gold Incorporated Class B			141,900	$7,327,716
Walter Industries Incorporated			35,075	4,368,591

				17,640,323

Paper & Forest Products: 0.49%
Domtar Corporation«			20,250	2,075,220

Telecommunication Services: 3.85%

Diversified Telecommunication Services: 3.34%
AT&T Incorporated			353,600	11,159,616
Verizon Communications Incorporated			78,700	2,906,391

				14,066,007

Wireless Telecommunication Services: 0.51%
MetroPCS Communications Incorporated†			120,500	2,156,950

Utilities: 2.27%

Electric Utilities: 1.20%
FirstEnergy Corporation			113,400	5,059,908

Water Utilities: 1.07%
American Water Works Company Incorporated			149,900	4,498,498

Total Common Stocks (Cost $359,575,903)				413,366,518

Short-Term Investments: 8.41%

	Interest Rate	Maturity Date	Principal

Corporate Bonds and Notes: 0.30%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$1,141,966	481,110
VFNC Corporation††(a)(i)(v)±	0.19	09/29/2011	1,373,901	769,385

				1,250,495

	Yield		Shares

Investment Companies: 8.11%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05		6,347,580	6,347,580
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18		27,854,942	27,854,942
				34,202,522

Total Short-Term Investments (Cost $34,835,000)				35,453,017

Total Investments in Securities
(Cost $394,410,903)*	106.45%	448,819,535
Other Assets and Liabilities, Net	(6.45)	(27,204,865)

Total Net Assets	100.00%	$421,614,670

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	69

EQUITY VALUE PORTFOLIO

†	Non-income earning securities.

«	All or a portion of this security is on loan.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

±	Variable rate investments.

*	Cost for federal income tax purposes is $395,965,593 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$58,148,824
Gross unrealized depreciation	(5,294,882)

Net unrealized appreciation	$52,853,942

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Shares	Value

Common Stocks: 98.66%

Consumer Discretionary: 10.54%

Auto Components: 0.25%
Johnson Controls Incorporated	137,885	$5,460,246
The Goodyear Tire & Rubber Company†	49,462	876,961

		6,337,207

Automobiles: 0.52%
Ford Motor Company†	770,032	11,488,877
Harley-Davidson Incorporated	47,944	1,781,599

		13,270,476

Distributors: 0.07%
Genuine Parts Company	32,094	1,758,751

Diversified Consumer Services: 0.11%
Apollo Group Incorporated Class A†	25,060	1,030,217
DeVry Incorporated	12,545	675,548
H&R Block Incorporated	62,139	1,006,652

		2,712,417

Hotels, Restaurants & Leisure: 1.74%
Carnival Corporation	87,852	3,409,536
Chipotle Mexican Grill Incorporated†	6,318	1,826,344
Darden Restaurants Incorporated	28,111	1,423,822
International Game Technology	60,826	1,048,640
Marriott International Incorporated Class A	59,171	2,237,256
McDonald’s Corporation	212,380	17,317,465
Starbucks Corporation	151,860	5,586,929
Starwood Hotels & Resorts Worldwide Incorporated	39,118	2,385,416
Wyndham Worldwide Corporation	35,270	1,227,749
Wynn Resorts Limited	15,475	2,267,397
Yum! Brands Incorporated	95,156	5,264,030

		43,994,584

Household Durables: 0.40%
D.R. Horton Incorporated«	57,204	696,745
Fortune Brands Incorporated	31,232	2,021,647
Harman International Industries Incorporated	14,182	680,311
Leggett & Platt Incorporated«	29,802	769,786
Lennar Corporation«	32,712	620,874
Newell Rubbermaid Incorporated	59,156	1,053,568
Pulte Homes Incorporated†«	68,432	577,566
Stanley Black & Decker Incorporated	34,038	2,514,727
Whirlpool Corporation	15,481	1,297,308

		10,232,532

Internet & Catalog Retail: 0.91%
Amazon.com Incorporated†	72,529	14,265,729
Expedia Incorporated	40,726	1,140,735

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	71

INDEX PORTFOLIO

Security Name	Shares	Value

Internet & Catalog Retail (continued)
Netflix Incorporated†«	8,936	$2,419,869
Priceline.com Incorporated†	10,006	5,154,991

		22,981,324

Leisure Equipment & Products: 0.12%
Hasbro Incorporated	27,897	1,276,009
Mattel Incorporated	70,980	1,873,517

		3,149,526

Media: 3.29%
Cablevision Systems Corporation New York Group Class A	47,343	1,681,623
CBS Corporation Class B	136,878	3,825,740
Comcast Corporation Class A	565,201	14,265,673
DIRECTV Group Incorporated†	161,533	8,118,649
Discovery Communications Incorporated Class C†«	57,317	2,496,729
Gannett Company Incorporated	48,792	695,774
Interpublic Group of Companies Incorporated	99,585	1,188,049
McGraw-Hill Companies Incorporated	62,429	2,651,360
News Corporation Class A	464,890	8,526,083
Omnicom Group Incorporated«	57,820	2,704,241
Scripps Networks Interactive Incorporated	18,441	929,980
Time Warner Cable Incorporated	69,902	5,397,832
Time Warner Incorporated	222,464	8,104,364
Viacom Incorporated Class B	121,523	6,125,974
Walt Disney Company	386,586	16,093,575
Washington Post Company Class B«	1,079	443,027

		83,248,673

Multiline Retail: 0.74%
Big Lots Incorporated†	15,363	513,278
Family Dollar Stores Incorporated	25,728	1,434,079
JCPenney Company Incorporated	48,184	1,707,159
Kohl’s Corporation	59,520	3,168,845
Macy’s Incorporated	86,170	2,488,590
Nordstrom Incorporated	34,171	1,600,228
Sears Holdings Corporation†«	8,867	629,557
Target Corporation	144,142	7,139,353

		18,681,089

Specialty Retail: 1.84%
Abercrombie & Fitch Company Class A«	17,760	1,345,675
AutoNation Incorporated†«	13,049	458,020
AutoZone Incorporated†	5,438	1,598,772
Bed Bath & Beyond Incorporated†	51,855	2,794,466
Best Buy Company Incorporated	66,603	2,115,311
CarMax Incorporated†	45,915	1,361,839
GameStop Corporation Class A†«	28,642	801,403
Gap Incorporated	84,216	1,633,790
Home Depot Incorporated	333,608	12,103,298
Limited Brands Incorporated	53,842	2,151,526

72	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Shares	Value

Specialty Retail (continued)
Lowe’s Companies Incorporated	280,922	$6,781,457
O’Reilly Automotive Incorporated†	28,729	1,726,900
RadioShack Corporation«	21,533	339,360
Ross Stores Incorporated	24,242	1,986,874
Staples Incorporated	146,459	2,463,440
Tiffany & Company	25,731	1,946,807
TJX Companies Incorporated	80,572	4,271,927
Urban Outfitters Incorporated†«	26,047	793,392

		46,674,257

Textiles, Apparel & Luxury Goods: 0.55%
Coach Incorporated	60,210	3,832,969
Nike Incorporated Class B	77,924	6,580,682
Polo Ralph Lauren Corporation	13,315	1,687,943
VF Corporation«	17,621	1,756,285

		13,857,879

Consumer Staples: 10.65%

Beverages: 2.44%
Brown-Forman Corporation Class B	20,984	1,520,920
Coca-Cola Enterprises Incorporated	67,211	1,941,726
Constellation Brands Incorporated Class A†	35,816	786,519
Dr Pepper Snapple Group Incorporated	45,594	1,878,473
Molson Coors Brewing Company	32,331	1,508,241
PepsiCo Incorporated	322,958	22,968,773
The Coca-Cola Company	467,045	31,203,276

		61,807,928

Food & Staples Retailing: 2.35%
Costco Wholesale Corporation«	88,862	7,329,338
CVS Caremark Corporation	278,514	10,775,707
Kroger Company	129,458	3,213,148
Safeway Incorporated«	74,953	1,851,339
SUPERVALU Incorporated«	43,192	443,150
Sysco Corporation	118,620	3,820,750
Wal-Mart Stores Incorporated	398,806	22,022,067
Walgreen Company«	187,772	8,192,492
Whole Foods Market Incorporated	30,032	1,836,757

		59,484,748

Food Products: 1.75%
Archer Daniels Midland Company	129,733	4,204,647
Campbell Soup Company«	37,157	1,291,206
ConAgra Foods Incorporated	83,236	2,116,691
Dean Foods Company†	37,279	517,433
General Mills Incorporated	129,430	5,147,431
H.J. Heinz Company	65,512	3,597,919
Hormel Foods Corporation	28,184	826,637
JM Smucker Company	24,236	1,921,430
Kellogg Company	51,282	2,922,561

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	73

INDEX PORTFOLIO

Security Name	Shares	Value

Food Products (continued)
Kraft Foods Incorporated Class A	356,022	$12,450,089
McCormick & Company Incorporated	27,067	1,358,493
Mead Johnson & Company	41,647	2,823,250
Sara Lee Corporation	119,107	2,328,542
The Hershey Company	31,464	1,753,489
Tyson Foods Incorporated Class A	60,709	1,154,685

		44,414,503

Household Products: 2.16%
Clorox Company«	28,013	1,974,356
Colgate-Palmolive Company	100,535	8,799,829
Kimberly-Clark Corporation	82,317	5,622,251
Procter & Gamble Company	570,145	38,199,715

		54,596,151

Personal Products: 0.20%
Avon Products Incorporated	87,488	2,599,268
Estee Lauder Companies Incorporated Class A	23,310	2,389,508

		4,988,776

Tobacco: 1.75%
Altria Group Incorporated	425,858	11,949,575
Lorillard Incorporated	29,630	3,415,746
Philip Morris International	365,835	26,248,661
Reynolds American Incorporated	68,840	2,738,455

		44,352,437

Energy: 12.48%

Energy Equipment & Services: 2.28%
Baker Hughes Incorporated	88,401	6,535,486
Cameron International Corporation†	49,825	2,374,660
Diamond Offshore Drilling Incorporated«	14,151	1,042,504
FMC Technologies Incorporated†	48,914	2,183,032
Halliburton Company	185,928	9,324,289
Helmerich & Payne Incorporated	21,646	1,356,771
Nabors Industries Limited†	58,250	1,624,593
National Oilwell Varco Incorporated	85,716	6,221,267
Noble Corporation«	51,356	2,150,276
Rowan Companies Incorporated†	25,716	1,019,639
Schlumberger Limited	277,052	23,748,897

		57,581,414

Oil, Gas & Consumable Fuels: 10.20%
Anadarko Petroleum Corporation	101,021	8,033,190
Apache Corporation	77,915	9,708,209
Cabot Oil & Gas Corporation	21,227	1,247,086
Chesapeake Energy Corporation	133,872	4,195,548
Chevron Corporation	408,649	42,871,367
ConocoPhillips Company	291,028	21,309,070

74	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy Incorporated	46,054	$2,361,189
Denbury Resources Incorporated†	81,634	1,792,683
Devon Energy Corporation	86,923	7,307,617
El Paso Corporation	155,826	3,280,137
EOG Resources Incorporated	54,530	5,951,404
EQT Corporation	30,366	1,645,230
Exxon Mobil Corporation	1,009,403	84,254,868
Hess Corporation	61,179	4,834,976
Marathon Oil Corporation	144,589	7,832,386
Massey Energy Company«	21,060	1,389,960
Murphy Oil Corporation	39,259	2,704,553
Newfield Exploration Company†	27,346	2,039,738
Noble Energy Incorporated	35,776	3,334,323
Occidental Petroleum Corporation	165,469	17,845,832
Peabody Energy Corporation	55,077	3,379,525
Pioneer Natural Resources Company	23,706	2,176,685
QEP Resources Incorporated	35,890	1,561,215
Range Resources Corporation	32,671	1,826,962
Southwestern Energy Company†	70,791	3,098,522
Spectra Energy Corporation	132,036	3,642,873
Sunoco Incorporated	24,555	994,232
Tesoro Petroleum Corporation†«	29,145	711,138
The Williams Companies Incorporated	119,332	3,745,831
Valero Energy Corporation	115,823	3,185,133

		258,261,482

Financials: 15.74%

Capital Markets: 2.35%
Ameriprise Financial Incorporated	50,181	3,072,583
Bank of New York Mellon Corporation	252,794	7,106,039
BlackRock Incorporated	19,460	4,000,198
Charles Schwab Corporation	203,312	3,661,649
E*TRADE Financial Corporation†	51,244	810,168
Federated Investors Incorporated Class B«	18,850	483,126
Franklin Resources Incorporated	29,516	3,824,683
Goldman Sachs Group Incorporated	105,958	14,911,469
Invesco Limited	93,718	2,312,023
Janus Capital Group Incorporated	37,880	391,300
Legg Mason Incorporated	30,990	1,048,702
Morgan Stanley	314,638	7,601,654
Northern Trust Corporation	49,283	2,404,518
State Street Corporation	102,229	4,679,021
T. Rowe Price Group Incorporated	52,722	3,337,303

		59,644,436

Commercial Banks: 2.65%
Branch Banking & Trust Corporation	141,398	3,894,101
Comerica Incorporated	35,984	1,299,382
Fifth Third Bancorp	186,825	2,439,935
First Horizon National Corporation	53,612	563,462

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	75

INDEX PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
Huntington Bancshares Incorporated	175,747	$1,159,930
KeyCorp	193,610	1,639,877
M&T Bank Corporation«	25,431	2,245,557
Marshall & Ilsley Corporation	107,914	863,312
PNC Financial Services Group Incorporated	106,976	6,677,442
Regions Financial Corporation	256,036	1,807,614
SunTrust Banks Incorporated	109,060	3,067,858
US Bancorp	391,243	10,015,821
Wells Fargo & Company(l)	1,072,402	30,424,045
Zions Bancorporation«	37,256	887,810

		66,986,146

Consumer Finance: 1.54%
American Express Company	212,950	10,988,220
Capital One Financial Corporation	93,100	5,059,054
Discover Financial Services	110,994	2,646,097
MasterCard Incorporated	19,673	5,647,135
Paychex Incorporated	65,528	2,116,554
SLM Corporation	107,261	1,827,727
Visa Incorporated Class A	98,654	7,996,893
Western Union Company	131,662	2,706,971

		38,988,651

Diversified Financial Services: 4.86%
Bank of America Corporation	2,060,324	24,208,807
Berkshire Hathaway Incorporated Class B†	352,361	27,861,184
Citigroup Incorporated	591,482	24,339,468
CME Group Incorporated	13,642	3,898,338
InterContinental Exchange Incorporated†	14,939	1,802,390
JPMorgan Chase & Company	810,908	35,063,662
Leucadia National Corporation	40,287	1,428,577
Moody’s Corporation«	40,627	1,621,424
NASDAQ Stock Market Incorporated†	30,486	778,003
NYSE Euronext Incorporated	53,171	1,935,956

		122,937,809

Insurance: 2.62%
ACE Limited	68,305	4,700,750
AFLAC Incorporated	95,718	4,574,363
Allstate Corporation	107,843	3,384,113
American International Group Incorporated†	88,748	2,529,318
AON Corporation	67,805	3,536,031
Assurant Incorporated	20,344	752,525
Chubb Corporation	60,096	3,941,697
Cincinnati Financial Corporation«	33,181	1,009,366
Genworth Financial Incorporated†	99,725	1,107,945
Hartford Financial Services Group Incorporated	90,533	2,412,704
Lincoln National Corporation	64,286	1,886,794
Loews Corporation	64,005	2,689,490
Marsh & McLennan Companies Incorporated	110,758	3,396,948

76	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Shares	Value

Insurance (continued)
MetLife Incorporated	214,794	$9,472,415
Principal Financial Group Incorporated«	65,307	2,042,150
Prudential Financial Incorporated	98,933	6,309,947
The Progressive Corporation	134,361	2,908,916
The Travelers Companies Incorporated	87,748	5,447,396
Torchmark Corporation	15,862	1,051,651
UnumProvident Corporation	63,041	1,658,609
XL Group plc	63,311	1,497,938

		66,311,066

REIT: 1.58%
Apartment Investment & Management Company Class A	24,048	642,803
AvalonBay Communities Incorporated	17,524	2,331,919
Boston Properties Incorporated	29,033	3,145,726
Equity Residential«	59,845	3,700,216
HCP Incorporated«	81,632	3,097,118
Health Care REIT Incorporated	35,854	1,907,074
Host Hotels & Resorts Incorporated«	138,512	2,435,041
Kimco Realty Corporation«	82,735	1,614,160
Plum Creek Timber Company«	32,946	1,334,972
ProLogis Incorporated	116,122	1,922,980
Public Storage Incorporated	28,450	3,366,773
Simon Property Group Incorporated	60,452	7,136,963
Ventas Incorporated«	33,274	1,876,654
Vornado Realty Trust«	33,275	3,273,595
Weyerhaeuser Company	109,353	2,355,464

		40,141,458

Real Estate Management & Development: 0.06%
CB Richard Ellis Group Incorporated Class A†	59,283	1,566,850

Thrifts & Mortgage Finance: 0.08%
Hudson City Bancorp Incorporated«	107,222	978,937
People’s United Financial Incorporated	73,691	983,775

		1,962,712

Health Care: 11.37%

Biotechnology: 1.18%
Amgen Incorporated†	189,816	11,491,461
Biogen Idec Incorporated†	49,042	4,645,749
Celgene Corporation†	94,638	5,764,401
Cephalon Incorporated†«	15,416	1,228,501
Gilead Sciences Incorporated†	161,889	6,757,247

		29,887,359

Health Care Equipment & Supplies: 2.00%
Baxter International Incorporated	117,952	7,020,503
Becton Dickinson & Company	45,012	3,940,801
Boston Scientific Corporation†	310,106	2,226,561
C.R. Bard Incorporated«	17,312	1,935,135

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	77

INDEX PORTFOLIO

Security Name	Shares	Value

Health Care Equipment & Supplies (continued)
CareFusion Corporation†	45,411	$1,316,011
Covidien plc	100,531	5,529,205
DENTSPLY International Incorporated	28,936	1,135,449
Edwards Lifesciences Corporation†	23,380	2,074,507
Hospira Incorporated†	33,923	1,875,603
Intuitive Surgical Incorporated†	7,912	2,761,288
Medtronic Incorporated	217,689	8,859,942
St. Jude Medical Incorporated	66,265	3,357,648
Stryker Corporation	68,494	4,274,026
Varian Medical Systems Incorporated†«	24,438	1,650,543
Zimmer Holdings Incorporated†	39,110	2,650,094

		50,607,316

Health Care Providers & Services: 2.18%
Aetna Incorporated	78,271	3,418,877
AmerisourceBergen Corporation	55,796	2,299,911
Cardinal Health Incorporated	71,197	3,233,768
CIGNA Corporation	55,214	2,754,626
Coventry Health Care Incorporated†	30,489	1,072,603
DaVita Incorporated†	19,542	1,642,505
Express Scripts Incorporated†	107,541	6,405,142
Humana Incorporated	34,310	2,762,984
Laboratory Corporation of America Holdings†	20,357	2,052,596
McKesson Corporation	51,759	4,431,088
Medco Health Solutions Incorporated†	82,334	4,928,513
Patterson Companies Incorporated«	19,492	674,131
Quest Diagnostics Incorporated	31,713	1,852,673
Tenet Healthcare Corporation†	98,922	631,122
UnitedHealth Group Incorporated	222,639	10,898,179
WellPoint Incorporated	76,441	5,975,393

		55,034,111

Health Care Technology: 0.07%
Cerner Corporation†«	14,597	1,753,100

Life Sciences Tools & Services: 0.38%
Life Technologies Corporation†	36,642	1,904,285
PerkinElmer Incorporated	23,080	639,085
Thermo Fisher Scientific Incorporated†	79,514	5,204,191
Waters Corporation†	18,591	1,832,329

		9,579,890

Pharmaceuticals: 5.56%
Abbott Laboratories	315,035	16,460,579
Allergan Incorporated	62,225	5,147,874
Bristol-Myers Squibb Company«	346,556	9,966,951
Eli Lilly & Company	207,382	7,980,059
Forest Laboratories Incorporated†	58,239	2,097,769
Johnson & Johnson	556,797	37,466,870
Merck & Company Incorporated	627,611	23,064,704
Mylan Laboratories Incorporated†	88,970	2,094,799

78	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Shares	Value

Pharmaceuticals (continued)
Pfizer Incorporated	1,627,556	$34,911,076
Watson Pharmaceuticals Incorporated†	25,614	1,648,261

		140,838,942

Industrials: 10.89%

Aerospace & Defense: 2.69%
Boeing Company	149,885	11,695,527
General Dynamics Corporation	75,870	5,631,071
Goodrich Corporation	25,569	2,231,918
Honeywell International Incorporated	159,621	9,505,431
ITT Corporation	37,395	2,154,700
L-3 Communications Holdings Incorporated	21,604	1,763,967
Lockheed Martin Corporation	58,399	4,549,282
Northrop Grumman Corporation	59,301	3,871,762
Precision Castparts Corporation	29,202	4,587,634
Raytheon Company	73,222	3,688,924
Rockwell Collins Incorporated	31,570	1,929,874
United Technologies Corporation	187,374	16,445,816

		68,055,906

Air Freight & Logistics: 1.02%
C.H. Robinson Worldwide Incorporated	33,804	2,711,757
Expeditors International of Washington Incorporated	43,196	2,281,613
FedEx Corporation	64,128	6,004,946
United Parcel Service Incorporated Class B	200,944	14,767,375

		25,765,691

Airlines: 0.07%
Southwest Airlines Company	161,032	1,905,009

Building Products: 0.04%
Masco Corporation	72,900	1,038,825

Commercial Services & Supplies: 0.59%
Avery Dennison Corporation	21,756	921,149
Cintas Corporation	25,733	845,329
Dun & Bradstreet Corporation«	10,119	811,645
Equifax Incorporated«	24,986	944,221
Iron Mountain Incorporated«	40,753	1,386,010
Pitney Bowes Incorporated«	41,484	991,053
Republic Services Incorporated	62,545	1,971,418
Robert Half International Incorporated	29,782	821,090
RR Donnelley & Sons Company	42,042	897,176
Stericycle Incorporated†«	17,384	1,548,741
Waste Management Incorporated«	96,793	3,763,312

		14,901,144

Construction & Engineering: 0.18%
Fluor Corporation	35,940	2,477,344
Jacobs Engineering Group Incorporated†	25,728	1,185,032

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	79

INDEX PORTFOLIO

Security Name	Shares	Value

Construction & Engineering (continued)
Quanta Services Incorporated†«	43,871	$866,452

		4,528,828

Electrical Equipment: 0.49%
Emerson Electric Company	153,512	8,374,080
Rockwell Automation Incorporated	28,977	2,408,278
Roper Industries Incorporated	19,407	1,619,902

		12,402,260

Industrial Conglomerates: 2.46%
3M Company	144,900	13,675,662
General Electric Company	2,161,565	42,453,137
Textron Incorporated«	56,190	1,285,627
Tyco International Limited	96,440	4,759,314

		62,173,740

Machinery: 2.32%
Caterpillar Incorporated	130,043	13,758,549
Cummins Incorporated	40,275	4,238,541
Danaher Corporation	110,033	6,000,099
Deere & Company	85,710	7,377,917
Dover Corporation	37,974	2,552,992
Eaton Corporation	69,294	3,580,421
Flowserve Corporation	11,345	1,375,354
Illinois Tool Works Incorporated	101,461	5,815,745
Ingersoll-Rand plc	67,091	3,347,841
Joy Global Incorporated	21,331	1,912,324
Paccar Incorporated«	74,369	3,718,450
Pall Corporation	23,506	1,318,687
Parker Hannifin Corporation	32,954	2,927,963
Snap-On Incorporated	11,865	715,697

		58,640,580

Road & Rail: 0.88%
CSX Corporation	75,396	5,978,903
Norfolk Southern Corporation	72,492	5,314,389
Ryder System Incorporated	10,428	573,540
Union Pacific Corporation	99,951	10,491,856

		22,358,688

Trading Companies & Distributors: 0.15%
Fastenal Company«	60,024	1,991,596
W.W. Grainger Incorporated	11,875	1,793,956

		3,785,552

Information Technology: 17.31%

Communications Equipment: 2.22%
American Tower Corporation Class A†	80,941	4,490,607
Cisco Systems Incorporated	1,125,313	18,905,258

80	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Shares	Value

Communications Equipment (continued)
F5 Networks Incorporated†	16,437	$1,866,914
Harris Corporation	26,043	1,287,566
JDS Uniphase Corporation†	45,645	921,573
Juniper Networks Incorporated†	108,892	3,986,536
Motorola Mobility Holdings Incorporated†	59,900	1,505,886
Motorola Solutions Incorporated†	68,543	3,281,153
QUALCOMM Incorporated	334,611	19,604,858
Tellabs Incorporated	73,819	337,353

		56,187,704

Computers & Peripherals: 4.26%
Apple Incorporated†	187,541	65,232,386
Dell Incorporated†	341,859	5,497,093
EMC Corporation†	421,096	11,988,603
Hewlett-Packard Company	442,664	16,546,780
Lexmark International Incorporated†	16,002	476,540
NetApp Incorporated†	74,886	4,101,506
SanDisk Corporation†	48,184	2,289,704
Western Digital Corporation†	47,160	1,728,414

		107,861,026

Electronic Equipment & Instruments: 0.58%
Agilent Technologies Incorporated†	70,255	3,503,617
Amphenol Corporation Class A	35,814	1,936,105
Corning Incorporated	318,725	6,422,309
FLIR Systems Incorporated«	32,471	1,173,827
Jabil Circuit Incorporated	39,914	861,344
Molex Incorporated«	28,119	769,617

		14,666,819

Internet Software & Services: 1.64%
Akamai Technologies Incorporated†	38,097	1,292,822
eBay Incorporated†	232,588	7,249,768
Google Incorporated Class A†	51,052	27,007,529
Monster Worldwide Incorporated†«	26,505	408,707
VeriSign Incorporated	35,309	1,236,521
Yahoo! Incorporated†	266,552	4,411,436

		41,606,783

IT Services: 2.40%
Automatic Data Processing Incorporated	101,054	5,569,086
Cognizant Technology Solutions Corporation Class A†	61,928	4,709,005
Computer Sciences Corporation	31,571	1,259,367
Fidelity National Information Services Incorporated	54,198	1,744,092
Fiserv Incorporated†	29,736	1,918,567
International Business Machines Corporation	248,256	41,937,886
SAIC Incorporated†«	59,795	1,050,000
Teradata Corporation†	34,240	1,910,250
Total System Services Incorporated«	33,072	615,139

		60,713,392

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	81

INDEX PORTFOLIO

Security Name	Shares	Value

Office Electronics: 0.11%
Xerox Corporation	284,879	$2,908,615

Semiconductors & Semiconductor Equipment: 2.50%
Advanced Micro Devices Incorporated†	117,171	1,017,044
Altera Corporation	65,133	3,132,246
Analog Devices Incorporated	60,990	2,510,958
Applied Materials Incorporated	268,587	3,701,129
Broadcom Corporation Class A	96,809	3,483,188
First Solar Incorporated†«	11,016	1,368,738
Intel Corporation	1,117,171	25,147,519
KLA-Tencor Corporation	34,041	1,467,167
Linear Technology Corporation	46,181	1,597,401
LSI Logic Corporation†	125,404	939,276
MEMC Electronic Materials Incorporated†	46,883	493,209
Microchip Technology Incorporated«	38,357	1,516,252
Micron Technology Incorporated†	174,592	1,780,838
National Semiconductor Corporation	49,088	1,204,129
Novellus Systems Incorporated†	18,358	665,845
NVIDIA Corporation†	118,272	2,370,171
Teradyne Incorporated†«	37,730	604,057
Texas Instruments Incorporated	238,590	8,422,227
Xilinx Incorporated	53,143	1,896,142

		63,317,536

Software: 3.60%
Adobe Systems Incorporated†	103,027	3,567,825
Autodesk Incorporated†	46,596	2,002,696
BMC Software Incorporated†	36,361	2,030,035
CA Incorporated	77,872	1,822,205
Citrix Systems Incorporated†	38,193	3,346,471
Compuware Corporation†	44,532	453,781
Electronic Arts Incorporated†«	68,055	1,661,223
Intuit Incorporated†	55,436	2,991,881
Microsoft Corporation	1,505,188	37,644,752
Oracle Corporation	791,946	27,100,392
Red Hat Incorporated†	39,280	1,712,608
Salesforce.com Incorporated†	24,074	3,665,507
Symantec Corporation†	155,372	3,037,523

		91,036,899

Materials: 3.55%

Chemicals: 2.09%
Air Products & Chemicals Incorporated	43,750	4,160,188
Airgas Incorporated	14,458	998,759
CF Industries Holdings Incorporated	14,514	2,231,963
Dow Chemical Company	237,749	8,589,871
E.I. du Pont de Nemours & Company	187,613	9,999,773
Eastman Chemical Company	14,402	1,524,452
Ecolab Incorporated	47,363	2,599,281
FMC Corporation	14,552	1,227,461

82	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Shares	Value

Chemicals (continued)
International Flavors & Fragrances Incorporated	16,337	$1,046,548
Monsanto Company	109,254	7,761,404
PPG Industries Incorporated	32,690	2,899,603
Praxair Incorporated	61,743	6,534,879
Sherwin-Williams Company	18,120	1,591,661
Sigma-Aldrich Corporation	24,822	1,744,738

		52,910,581

Construction Materials: 0.04%
Vulcan Materials Company«	26,272	1,063,753

Containers & Packaging: 0.16%
Ball Corporation	34,443	1,360,843
Bemis Company Incorporated	21,790	721,685
Owens-Illinois Incorporated†	33,327	1,070,463
Sealed Air Corporation	32,429	832,777

		3,985,768

Metals & Mining: 1.10%
AK Steel Holding Corporation«	22,443	343,378
Alcoa Incorporated«	216,327	3,636,457
Allegheny Technologies Incorporated«	21,550	1,443,850
Cliffs Natural Resources Incorporated	27,576	2,501,143
Freeport-McMoRan Copper & Gold Incorporated Class B	192,675	9,949,737
Newmont Mining Corporation	100,413	5,680,363
Nucor Corporation	64,307	2,722,758
Titanium Metals Corporation«	18,339	343,489
United States Steel Corporation«	29,264	1,349,363

		27,970,538

Paper & Forest Products: 0.16%
International Paper Company	89,516	2,794,690
MeadWestvaco Corporation	34,274	1,166,001

		3,960,691

Telecommunication Services: 2.85%

Diversified Telecommunication Services: 2.67%
AT&T Incorporated	1,203,368	37,978,294
CenturyTel Incorporated	121,243	5,236,485
Frontier Communications Corporation«	202,300	1,790,355
Verizon Communications Incorporated	575,700	21,260,601
Windstream Corporation	102,659	1,380,764

		67,646,499

Wireless Telecommunication Services: 0.18%
MetroPCS Communications Incorporated†	53,722	961,624
Sprint Nextel Corporation†	608,727	3,561,053

		4,522,677

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	83

INDEX PORTFOLIO

Security Name	Shares	Value

Utilities: 3.28%

Electric Utilities: 1.88%
American Electric Power Company Incorporated	97,876	$3,738,863
Consolidated Edison Incorporated«	59,435	3,153,621
Duke Energy Corporation	270,569	5,073,169
Edison International	66,324	2,610,513
Entergy Corporation	36,446	2,483,795
Exelon Corporation	134,733	5,638,576
FirstEnergy Corporation	85,133	3,798,634
Nextera Energy Incorporated	85,692	4,965,851
Northeast Utilities	35,930	1,266,173
Pepco Holdings Incorporated	45,819	915,005
Pinnacle West Capital Corporation	22,144	1,002,237
PPL Corporation	114,891	3,238,777
Progress Energy Incorporated	59,755	2,845,533
The Southern Company	172,139	6,899,331

		47,630,078

Gas Utilities: 0.08%
Nicor Incorporated	9,272	509,589
ONEOK Incorporated	21,786	1,548,767

		2,058,356

Independent Power Producers & Energy Traders: 0.18%
AES Corporation†	134,788	1,746,852
Constellation Energy Group Incorporated	40,683	1,512,594
NRG Energy Incorporated†«	50,390	1,247,656

		4,507,102

Multi-Utilities: 1.14%
Ameren Corporation	48,967	1,454,810
CenterPoint Energy Incorporated	86,485	1,671,755
CMS Energy Corporation«	51,327	1,023,460
Dominion Resources Incorporated	118,241	5,642,461
DTE Energy Company«	34,493	1,780,529
Integrys Energy Group Incorporated	15,880	831,159
NiSource Incorporated«	56,855	1,154,157
PG&E Corporation	80,665	3,499,248
Public Service Enterprise Group Incorporated	103,013	3,450,936
SCANA Corporation«	23,168	942,243
Sempra Energy	48,959	2,701,068
TECO Energy Incorporated	43,744	839,885
Wisconsin Energy Corporation	47,584	1,487,952
Xcel Energy Incorporated	98,259	2,430,923

		28,910,586

Total Common Stocks (Cost $2,028,050,768)		2,497,647,626

84	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Short-Term Investments: 4.81%

Corporate Bonds & Notes: 0.21%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$4,787,210	$2,016,852
VFNC Corporation††(a)(i)(v)±	0.19	09/29/2011	5,759,502	3,225,321

				5,242,173

	Yield		Shares

Investment Companies: 4.50%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05		23,237,189	23,237,189
Wells Fargo Securities Lending Cash Investments, LLC(l)(v)(u)(r)	0.18		90,658,623	90,658,623

				113,895,812

		Maturity Date	Principal

US Treasury Bills: 0.10%
US Treasury Bill#^	0.04	08/04/2011	$2,500,000	2,499,835

Total Short-Term Investments (Cost $119,047,119)				121,637,820

Total Investments in Securities
(Cost $2,147,097,887)*	103.47%	2,619,285,446
Other Assets and Liabilities, Net	(3.47)	(87,727,477)

Total Net Assets	100.00%	$2,531,557,969

†	Non-income earning security.

«	All or a portion of this security is on loan.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate. The total cost of affiliated investments is $155,544,260.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

#	All or portion of this security is segregated as collateral for investments in derivative instruments.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $2,235,365,144 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$687,759,382
Gross unrealized depreciation	(303,839,080)

Net unrealized appreciation	$383,920,302

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	85

INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value

Common Stocks: 92.89%

Argentina: 0.53%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	12,265	$159,322

Australia: 2.85%
AMP Limited (Financials, Insurance)	19,660	109,368
Commonwealth Bank of Australia (Financials, Commercial Banks)	3,877	209,550
Macquarie Group Limited (Financials, Capital Markets)	3,422	124,231
Newcrest Mining Limited (Materials, Metals & Mining)	6,335	268,539
Westpac Banking Corporation (Financials, Commercial Banks)	6,048	142,910

		854,598

Belgium: 0.68%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	3,386	204,267

Brazil: 0.44%
Banco Bradesco SA ADR (Financials, Commercial Banks)«	6,572	130,914

Canada: 4.83%
Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	11,817	388,543
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	7,704	335,323
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	3,432	116,968
Goldcorp Incorporated (Materials, Metals & Mining)	3,141	157,107
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	5,345	223,157
Teck Cominco Incorporated Limited (Materials, Metals & Mining)	4,295	225,290

		1,446,388

China: 3.75%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	1,070	145,210
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	2,261	103,486
Netease.com Incorporated ADR (Information Technology, Internet Software & Services)†	2,342	108,036
Shanghai Electric Group company Limited (Industrials, Electrical Equipment)	360,000	188,393
SINA Corporation (Information Technology, Internet Software & Services)«†	2,611	310,161
Tencent Holdings Limited (Information Technology, Internet Software & Services)	5,200	149,635
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	33,600	119,671

		1,124,592

Denmark: 0.73%
Carlsberg A/S (Consumer Staples, Beverages)	1,884	217,854

France: 10.95%
Alstom RGPT (Industrials, Machinery)	3,209	198,669
BNP Paribas SA (Financials, Commercial Banks)	3,088	240,950
Carrefour SA (Consumer Staples, Food & Staples Retailing)	3,550	157,249
Compagnie de Saint-Gobain (Industrials, Building Products)	4,436	293,178
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	11,090	253,758
Groupe Danone (Consumer Staples, Food Products)	2,768	202,956
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	1,781	309,871
Pernod-Ricard (Consumer Staples, Beverages)	3,003	303,161
Peugeot SA (Consumer Discretionary, Automobiles)«	3,373	142,759
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)«	1,649	287,023
Publicis Groupe (Consumer Discretionary, Media)	2,808	154,366
Sanofi-Aventis SA (Health Care, Pharmaceuticals)«	2,525	199,928

86	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value

France (continued)
Technip SA (Energy, Energy Equipment & Services)	3,393	$364,945
Total SA (Energy, Oil, Gas & Consumable Fuels)«	2,996	172,591

		3,281,404

Germany: 9.38%
Allianz AG (Financials, Insurance)	2,002	277,102
BASF SE (Materials, Chemicals)	2,916	269,662
Bayer AG (Health Care, Pharmaceuticals)	4,310	353,233
Daimler AG (Consumer Discretionary, Automobiles)	4,346	307,119
Deutsche Boerse AG (Financials, Diversified Financial Services)	1,707	134,569
Fresenius SE & Company KGa (Health Care, Health Care Equipment & Supplies)	4,076	428,025
Hochtief AG (Industrials, Construction & Engineering)	1,773	149,137
Metro AG (Consumer Staples, Food & Staples Retailing)	3,301	220,137
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	1,033	158,470
SAP AG (Information Technology, Software)«	3,124	194,081
Siemens AG (Industrials, Industrial Conglomerates)	2,386	319,333

		2,810,868

Israel: 0.63%
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	3,720	189,348

Italy: 0.51%
Intesa Sanpaolo (Financials, Commercial Banks)«	58,445	151,647

Japan: 11.81%
Canon Incorporated (Information Technology, Office Electronics)	4,400	210,796
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	91,000	423,126
JFE Holdings Incorporated (Materials, Metals & Mining)	4,100	102,110
Komatsu Limited (Industrials, Machinery)	10,400	310,303
Makita Corporation (Industrials, Machinery)	6,600	279,352
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	42,300	194,608
Nintendo Company Limited (Information Technology, Software)	800	185,204
NKSJ Holdings Incorporated (Financials, Insurance)	17,000	106,784
Nomura Holdings Incorporated (Financials, Capital Markets)	28,700	143,658
Sumitomo Heavy Industries Limited (Industrials, Machinery)	72,000	496,430
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	2,400	69,194
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,100	115,421
Toshiba Corporation (Information Technology, Computers & Peripherals)	17,000	89,682
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	14,700	613,176
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	606	199,918

		3,539,762

Luxembourg: 0.21%
ArcelorMittal (Materials, Metals & Mining)	1,907	63,601

Netherlands: 4.64%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	4,056	157,628
ING Groep NV (Financials, Diversified Financial Services)†	19,065	229,890
Nielsen Holdings NV (Industrials, Professional Services)†	3,082	97,052
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	8,174	403,831
Unilever NV (Consumer Staples, Food Products)	4,469	145,863

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	87

INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value

Netherlands (continued)
USG People NV (Industrials, Commercial Services & Supplies)	19,627	$356,596

		1,390,860

Norway: 0.53%
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)«	9,379	158,678

Singapore: 0.44%
DBS Group Holdings Limited (Financials, Commercial Banks)	11,000	131,998

South Korea: 1.89%
Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	1,212	283,584
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	339	283,351

		566,935

Spain: 3.98%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	6,488	75,769
Banco Santander Central Hispano SA (Financials, Commercial Banks)	11,575	137,658
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	1,888	171,634
International Consolidated Airlines Group SA (Industrials, Airlines)†	32,557	126,661
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	13,193	449,589
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	9,585	232,770

		1,194,081

Switzerland: 10.31%
ABB Limited (Industrials, Electrical Equipment)	10,179	273,182
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,224	340,549
Credit Suisse Group (Financials, Capital Markets)	6,632	284,751
Nestle SA (Consumer Staples, Food Products)	9,132	586,208
Novartis AG (Health Care, Pharmaceuticals)	7,666	494,349
Roche Holdings AG (Health Care, Pharmaceuticals)	1,189	209,110
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	660	328,336
UBS AG (Financials, Capital Markets)	12,982	248,711
Zurich Financial Services AG (Financials, Insurance)	1,217	325,475

		3,090,671

United Kingdom: 23.80%
Anglo American plc (Materials, Metals & Mining)	3,413	170,116
Antofagasta plc (Materials, Metals & Mining)	14,777	323,055
Ashtead Group plc (Industrials, Trading Companies & Distributors)	74,410	223,755
Barclays plc (Financials, Commercial Banks)	75,924	345,522
BG Group plc (Health Care, Health Care Providers & Services)	11,923	275,861
BHP Billiton plc (Materials, Metals & Mining)	9,968	394,028
BP plc (Energy, Oil, Gas & Consumable Fuels)	42,610	328,283
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,457	205,194
Cookson Group plc (Utilities, Multi-Utilities)	12,807	144,839
Diageo plc (Consumer Staples, Beverages)	16,002	340,623
Experian Group Limited (Financials, Diversified Financial Services)	10,942	143,997
Game Group plc (Consumer Discretionary, Specialty Retail)	142,177	109,924
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	14,172	307,731
HSBC Holdings plc (Financials, Commercial Banks)	48,609	507,597
Intertek Group plc (Industrials, Commercial Services & Supplies)	4,139	139,305

88	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL EQUITY PORTFOLIO

Security Name		Shares	Value

United Kingdom (continued)
Kingfisher plc (Consumer Discretionary, Specialty Retail)		34,496	$162,917
Land Securities Group plc (Financials, REIT)		5,417	74,649
Lloyds TSB Group plc (Financials, Commercial Banks)†		237,573	203,220
New World Resources plc (Materials, Metals & Mining)		11,246	184,072
Persimmon plc (Consumer Discretionary, Household Durables)		24,334	191,020
Rio Tinto plc (Materials, Metals & Mining)		5,377	375,477
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		12,400	447,124
SABMiller plc (Consumer Staples, Beverages)		5,538	204,930
Standard Chartered plc (Financials, Commercial Banks)		5,617	150,427
Travis Perkins plc (Industrials, Trading Companies & Distributors)		12,201	215,759
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		193,139	536,777
WPP plc (Consumer Discretionary, Media)		12,556	156,355
Xstrata plc (Materials, Metals & Mining)		11,582	271,595

			7,134,152

Total Common Stocks (Cost $23,802,814)			27,841,940

	Yield

Short-Term Investments: 13.84%

Investment Companies: 13.84%
Wells Fargo Advantage Cash Investment Money Market Fund (u)(l)	0.05%	2,358,404	2,358,404
Wells Fargo Securities Lending Cash Investments, LLC(v)(u)(l)(r)	0.18	1,791,467	1,791,467

Total Short-Term Investments (Cost $4,149,871)			4,149,871

Total Investments in Securities
(Cost $27,952,685)*	106.73%	31,991,811
Other Assets and Liabilities, Net	(6.73)	(2,018,254)

Total Net Assets	100.00%	$29,973,557

«	All or a portion of this security is on loan.

†	Non-income earning security.

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(l)	Investment in an affiliate.

*	Cost for federal income tax purposes is $28,545,492 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,514,195
Gross unrealized depreciation	(1,067,876)

Net unrealized appreciation	$3,446,319

The following table shows the percent of total long-term investments by sector as of May 31, 2011:

Financials	19%
Consumer Discretionary	15%
Industrials	15%
Materials	10%
Consumer Staples	9%
Energy	9%
Health Care	9%
Information Technology	8%
Telecommunication Services	5%
Utilities	1%

100%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	89

INTERNATIONAL GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 95.73%

Australia: 2.70%
Asciano Group (Industrials, Road & Rail)	818,950	$1,381,605
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	17,512	220,268
Foster’s Group Limited (Consumer Staples, Beverages)	317,809	1,476,131
Treasury Wine Estates Limited (Consumer Staples, Beverages)	105,936	377,798

		3,455,802

Belgium: 2.17%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	46,124	2,782,525

Brazil: 0.95%
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	35,170	1,217,937

Canada: 3.19%
Canadian National Railway Company (Industrials, Road & Rail)	8,399	657,474
Canadian Pacific Railway Limited (Industrials, Road & Rail)«	53,954	3,426,619

		4,084,093

China: 5.12%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	21,826	2,962,006
China Construction Bank (Financials, Commercial Banks)	1,498,029	1,413,789
Ctrip.com International Limited ADR (Consumer Discretionary, Specialty Retail)«†	24,516	1,103,220
SINA Corporation (Information Technology, Internet Software & Services)«†	4,933	585,991
Sinopharm Group Company Limited (Health Care, Health Care Providers & Services)	137,100	491,824

		6,556,830

France: 9.90%
BNP Paribas SA (Financials, Commercial Banks)	20,317	1,585,294
Groupe Danone (Consumer Staples, Food Products)	8,180	599,775
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	2,346	408,174
Natixis (Financials, Commercial Banks)«	70,801	398,185
Pernod-Ricard (Consumer Staples, Beverages)	30,005	3,029,090
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	758	131,687
Publicis Groupe (Consumer Discretionary, Media)	16,440	903,766
Schneider Electric SA (Industrials, Electrical Equipment)	7,899	1,302,709
Unibail-Rodamco (Financials, Real Estate Management & Development)	11,014	2,483,733
Vinci SA (Industrials, Construction & Engineering)	28,640	1,847,911

		12,690,324

Germany: 14.06%
BASF SE (Materials, Chemicals)	16,218	1,499,784
Bayer AG (Health Care, Pharmaceuticals)	47,923	3,927,612
Beiersdorf AG (Consumer Staples, Personal Products)	19,057	1,262,780
Brenntag AG (Materials, Chemicals)	9,603	1,144,269
Daimler AG (Consumer Discretionary, Automobiles)	47,868	3,382,687
Linde AG (Materials, Chemicals)	22,702	3,840,410
Siemens AG (Industrials, Industrial Conglomerates)	22,146	2,963,938

		18,021,480

90	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL GROWTH PORTFOLIO

Security Name	Shares	Value

Hong Kong: 19.81%
AIA Group Limited (Financials, Insurance)†	844,000	$2,978,881
Bank of East Asia Limited (Financials, Commercial Banks)	61,900	271,004
Beijing Enterprises Holdings Limited (Financials, Diversified Financial Services)	95,651	487,027
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	299,543	924,355
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	110,600	1,730,669
China Resources Land Limited (Industrials, Machinery)	284,500	511,397
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	238,401	535,819
Hang Seng Bank Limited (Financials, Commercial Banks)	66,348	1,063,807
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	177,600	1,205,717
Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	59,600	1,335,709
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	81,966	607,368
Huabao International Holdings Limited (Materials, Chemicals)	941,921	1,329,796
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)(a)	85,200	168,048
NWS Holdings Limited (Industrials, Industrial Conglomerates)	408,791	594,999
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,072,629	5,369,885
Sino Land Company (Financials, Real Estate Management & Development)	796,900	1,401,710
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	104,300	1,624,040
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	927,212	3,242,771

		25,383,002

India: 1.13%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	15,179	137,637
Housing Development Finance Corporation (Industrials, Construction & Engineering)	86,323	1,310,895

		1,448,532

Ireland: 0.73%
Accenture plc (Information Technology, IT Services)	16,320	936,605

Italy: 1.68%
Fiat Industrial SpA (Consumer Discretionary, Auto Components)†	99,470	1,308,366
Intesa Sanpaolo (Financials, Commercial Banks)«	324,031	840,762

		2,149,128

Japan: 9.74%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	50,700	1,148,230
Canon Incorporated (Information Technology, Office Electronics)	26,400	1,264,777
Gree Incorporated (Information Technology, Internet Software & Services)	13,200	290,040
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	68,400	2,593,007
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	312	1,201,914
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	44,100	1,112,915
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	151,600	2,574,094
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	59,600	2,299,620

		12,484,597

Netherlands: 2.78%
Akzo Nobel NV (Materials, Chemicals)	26,278	1,896,883
ING Groep NV (Financials, Diversified Financial Services)†	137,977	1,663,756

		3,560,639

Russia: 1.35%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	117,047	1,726,443

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	91

INTERNATIONAL GROWTH PORTFOLIO

Security Name		Shares	Value

Singapore: 0.24%
City Developments Limited (Financials, Real Estate Management & Development)		33,427	$307,344

South Korea: 0.64%
NHN Corporation (Internet Software, Internet Software & Services)†		4,640	825,539

Spain: 0.97%
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)		13,636	1,239,620

Sweden: 0.79%
Sandvik AB (Industrials, Machinery)		53,788	1,019,727

Switzerland: 7.95%
ABB Limited (Industrials, Electrical Equipment)		19,130	513,408
Adecco SA (Industrials, Professional Services)		35,847	2,439,815
Nestle SA (Consumer Staples, Food Products)		68,384	4,389,757
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		5,723	2,847,073

			10,190,053

United Kingdom: 9.83%
BG Group plc (Health Care, Health Care Providers & Services)		23,296	538,998
Experian Group Limited (Financials, Diversified Financial Services)		133,280	1,753,964
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†		486,323	784,678
Imperial Tobacco Group plc (Consumer Staples, Tobacco)		45,721	1,636,592
Johnson Matthey plc (Materials, Chemicals)		9,831	342,684
Kingfisher plc (Consumer Discretionary, Specialty Retail)		315,943	1,492,133
Prudential plc (Financials, Insurance)		10,141	123,029
SABMiller plc (Consumer Staples, Beverages)		26,294	972,990
Standard Chartered plc (Financials, Commercial Banks)		23,163	620,319
Tate & Lyle plc (Consumer Staples, Food Products)		40,581	414,219
Tesco plc (Consumer Staples, Food & Staples Retailing)		84,224	580,587
WPP plc (Consumer Discretionary, Media)		267,896	3,336,014

			12,596,207

Total Common Stocks (Cost $103,404,599)			122,676,427

	Expiration Date

Rights: 0.04%

Italy: 0.04%
Intesa Sanpaolo SpA (Financials, Commercial Banks)« †	06/10/2011	324,031	57,311

Total Rights (Cost $0)			57,311

92	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL GROWTH PORTFOLIO

Security Name	Yield	Shares	Value

Short-Term Investments: 8.72%

Investment Companies: 8.72%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05%	6,036,801	$6,036,801
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18	5,131,214	5,131,214

Total Short-Term Investments (Cost $11,168,015)			11,168,015

Total Investments in Securities
(Cost $114,572,614)*	104.49%	133,901,753
Other Assets and Liabilities, Net	(4.49)	(5,756,430)

Total Net Assets	100.00%	$128,145,323

(v)	Security represents investment of cash collateral received from securities on loan.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

†	Non-income earning securities.

*	Cost for federal income tax purposes is $116,883,217 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,965,645
Gross unrealized depreciation	(3,947,109)

Net unrealized appreciation	$17,018,536

The following table shows the percent of total long-term investments by sector as of May 31, 2011:

Consumer Discretionary	24%
Financials	20%
Industrials	18%
Consumer Staples	16%
Materials	8%
Information Technology	5%
Health Care	4%
Energy	3%
Telecommunication Services	2%

100%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	93

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Common Stocks: 98.57%

Australia: 8.55%
AGL Energy Limited (Utilities, Multi-Utilities)	1,238	$18,995
Alumina Limited (Materials, Metals & Mining)	6,177	15,236
Amcor Limited (Materials, Containers & Packaging)	3,225	24,896
AMP Limited (Financials, Insurance)	7,096	39,475
Asciano Group (Industrials, Road & Rail)	7,708	13,004
ASX Limited (Financials, Diversified Financial Services)	450	15,539
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	6,590	155,717
Bendigo Bank Limited (Financials, Commercial Banks)	991	9,470
BHP Billiton Limited (Materials, Metals & Mining)	8,198	388,301
BlueScope Steel Limited (Industrials, Professional Services)	4,803	7,487
Boral Limited (Materials, Construction Materials)	1,915	9,426
Brambles Limited (Industrials, Commercial Services & Supplies)	3,746	29,438
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	400	6,031
CFS Retail Property Trust (Financials, REIT)	5,717	11,446
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	1,337	16,817
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	149	12,691
Commonwealth Bank of Australia (Financials, Commercial Banks)	3,949	213,441
Computershare Limited (Information Technology, IT Services)	1,171	11,753
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,188	11,112
CSL Limited (Health Care, Biotechnology)	1,385	50,132
DB Rreef Trust (Financials, REIT)	12,665	11,968
Duluxgroup Limited (Materials, Chemicals)	19	59
Fairfax Media Limited (Consumer Discretionary, Media)	6,273	7,200
Fortescue Metals Group Limited (Materials, Metals & Mining)	2,862	19,924
Foster’s Group Limited (Consumer Staples, Beverages)	5,085	23,618
GPT Group (Financials, REIT)	4,457	14,848
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)†	1,574	4,218
Iluka Resources Limited (Materials, Metals & Mining)	1,068	17,835
Incitec Pivot Limited (Materials, Chemicals)	4,213	17,274
Insurance Australia Group Limited (Financials, Insurance)	5,605	21,246
Leighton Holdings Limited (Industrials, Construction & Engineering)	396	9,810
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	1,444	13,799
Lynas Corporation Limited (Materials, Metals & Mining)†	4,312	10,912
MacArthur Coal Limited (Materials, Metals & Mining)	390	4,955
Macquaire Office Trust (Financials, REIT)	2	8
Macquarie Airports Group (Industrials, Transportation Infrastructure)	1,087	3,586
Macquarie Goodman Group (Financials, REIT)	15,581	12,228
Macquarie Group Limited (Financials, Capital Markets)	873	31,693
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,825	7,639
Mirvac Group (Financials, REIT)	8,853	12,052
National Australia Bank Limited (Financials, Commercial Banks)	5,498	155,451
Newcrest Mining Limited (Materials, Metals & Mining)	1,967	83,380
OneSteel Limited (Materials, Metals & Mining)	3,593	7,232
Orica Limited (Materials, Chemicals)	949	26,437
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	2,706	47,356
Oz Minerals Limted (Materials, Metal & Mining)	790	11,919
Paladin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	2,019	6,791
Qantas Airways Limited (Industrials, Airlines)	3,289	7,375
QBE Insurance Group Limited (Financials, Insurance)	2,658	50,177
QR National Limited (Industrials, Road & Rail)†	4,487	16,529

94	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Australia (continued)
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	343	$6,750
Rio Tinto Limited (Materials, Metals & Mining)	1,121	97,551
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	2,195	34,593
Sims Group Limited (Materials, Metals & Mining)	387	7,033
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	969	12,726
SP AusNet (Utilities, Electric Utilities)	4,134	4,105
Stockland (Financials, REIT)	6,260	23,595
SunCorp-Metway Limited (Financials, Insurance)	3,227	28,805
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,878	15,661
Tattersall’s Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,539	8,691
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	11,473	36,996
Toll Holdings Limited (Industrials, Air Freight & Logistics)	1,708	9,556
Transurban Group (Industrials, Transportation Infrastructure)	3,242	18,901
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	2,584	91,601
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	385	13,792
Westfield Group (Financials, REIT)	5,542	53,790
Westfield Retail Trust (Financials, REIT)†	5,754	16,343
Westpac Banking Corporation (Financials, Commercial Banks)	7,620	180,055
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	1,603	79,812
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	3,096	90,611
WorleyParsons Limited (Energy, Energy Equipment & Services)	505	16,176

		2,565,069

Austria: 0.33%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	497	24,779
IMMOEAST AG (Financials, REIT)(a)	2,181	0
IMMOFINANZ Immobilien Anlagen AG (Financials, REIT)	2,606	11,502
OMV AG (Energy, Oil, Gas & Consumable Fuels)	389	16,159
Raiffeisen International Bank Holdings (Financials, Commercial Banks)	128	6,998
Telekom Austria AG (Telecommunication Services, Diversified Telecommunication Services)	843	10,918
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Utilities, Electric Utilities)	178	7,995
Voestalpine AG (Materials, Metals & Mining)	289	14,465
Wiener Staedtische Allgemeine Versicherung AG (Financials, Insurance)	114	6,492

		99,308

Belgium: 1.02%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	2,048	123,550
Anheuser-Busch InBev NV VVPR Strip (Consumer Staples, Beverages)†	2,600	11
Bekaert SA (Industrials, Electrical Equipment)	102	10,811
Belgacom SA (Telecommunication Services, Diversified Telecommunication Services)	395	13,768
Colruyt SA (Consumer Staples, Food & Staples Retailing)	199	11,429
Delhaize Group (Consumer Staples, Food & Staples Retailing)	272	22,496
Dexia (Financials, Commercial Banks)†«	1,642	5,730
Fortis (Financials, Insurance)	6,006	16,586
Fortis VVPR Strip (Financials, Insurance)†	9,100	26
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	217	19,665
KBC Groep NV (Financials, Commercial Banks)	435	18,398
Mobistar SA (Telecommunication Services, Wireless Telecommunication Services)	80	5,729
Nationale A Portefeuille (Financials, Diversified Financial Services)†(a)	67	4,726
Solvay SA (Materials, Chemicals)	159	23,774

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	95

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Belgium (continued)
UCB SA (Health Care, Pharmaceuticals)	265	$12,654
Umicore (Materials, Chemicals)	295	16,258

		305,611

Bermuda: 0.09%
Independent Tankers Corporation Limited (Energy, Oil, Gas & Consumable Fuels)†	50	28
Seadrill Limited (Energy, Energy Equipment & Services)	728	26,269

		26,297

Cyprus: 0.02%
Bank of Cyprus Public Company Limited (Financials, Commercial Banks)	1,977	6,544

Denmark: 1.07%
A.P. Moller-Maersk A/S Class A (Industrials, Marine)	1	9,266
A.P. Moller-Maersk A/S Class B (Industrials, Marine)	4	38,516
Carlsberg A/S (Consumer Staples, Beverages)	271	31,337
Coloplast A/S (Health Care, Health Care Equipment & Supplies)	54	7,954
Danske Bank (Financials, Commercial Banks)	1,539	32,383
DSV A/S (Industrials, Road & Rail)	550	13,760
Novo Nordisk A/S Class B (Health Care, Pharmaceuticals)	1,079	135,288
Novozymes A/S Class B (Materials, Chemicals)	106	17,792
Pandora A/S (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	141	4,791
TDC A/S (Telecommunication Services, Diversified Telecommunication Services)	900	8,187
Trygvesta A/S (Financials, Insurance)	75	4,546
Vestas Wind Systems A/S (Industrials, Electrical Equipment)†	548	16,524
William Demant Holding (Health Care, Health Care Equipment & Supplies)†	20	1,892

		322,236

Finland: 1.00%
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	357	7,881
Fortum Oyj (Energy, Oil, Gas & Consumable Fuels)	1,155	38,645
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	138	6,861
Kone Oyj (Industrials, Machinery)	388	24,479
Metso Oyj (Industrials, Machinery)	319	18,390
Neste Oil Oyj Limited (Energy, Oil, Gas & Consumable Fuels)	380	6,579
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	9,624	65,787
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	280	13,652
OKO Bank (Financials, Diversified Financial Services)	368	5,092
Orion Oyj (Health Care, Pharmaceuticals)	267	6,932
Outokumpu Oyj (Materials, Metals & Mining)	238	3,507
Rautaruukki Oyj (Materials, Metals & Mining)	200	4,723
Sampo Oyj (Financials, Insurance)	1,107	36,243
SanomaWSOY Oyj (Consumer Discretionary, Media)†	240	4,556
Stora Enso Oyj (Materials, Paper & Forest Products)	1,560	17,444
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	1,318	24,847
Wartsila Oyj (Industrials, Machinery)	376	13,641

		299,259

France: 9.81%
Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	378	17,309
Aeroports de Paris (Industrials, Transportation Infrastructure)	88	8,472
Air France-KLM (Industrials, Airlines)	400	6,718

96	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

France (continued)
Air Liquide SA (Materials, Chemicals)	732	$101,687
Alcatel SA (Information Technology, Communications Equipment)	5,904	33,332
Alstom RGPT (Industrials, Machinery)	541	33,493
Arkema (Industrials, Professional Services)	141	15,456
Atos Origin SA (Information Technology, IT Services)	134	7,837
AXA SA (Financials, Insurance)	4,418	94,352
BNP Paribas SA (Financials, Commercial Banks)	2,443	190,622
Bouygues SA (Industrials, Construction & Engineering)	607	28,040
Bureau Veritas SA (Industrials, Commercial Services & Supplies)	129	10,827
Cap Gemini SA (Information Technology, IT Services)	397	22,667
Carrefour SA (Consumer Staples, Food & Staples Retailing)	1,534	67,949
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	142	14,856
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	168	25,942
CNP Assurances (Financials, Insurance)	355	7,216
Compagnie de Saint-Gobain (Industrials, Building Products)	1,023	67,611
Compagnie Generale de Geophysique-Veritas (Energy, Energy Equipment & Services)†	378	14,143
Compagnie Generale Des Establissements Michelin (Consumer Discretionary, Auto Components)	454	42,553
Credit Agricole SA (Financials, Commercial Banks)	2,460	37,597
Dassault Systemes SA (Information Technology, Software)	156	13,270
Edenred (Consumer Staples, Commercial Services & Supplies)	434	12,851
Eiffage SA (Industrials, Construction & Engineering)†	120	7,952
Electricite de France (Utilities, Electric Utilities)	682	27,663
Eramet (Materials, Metals & Mining)	15	5,029
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	532	43,080
Eurazeo (Financials, Diversified Financial Services)	90	7,147
Eutelsat Communications (Consumer Discretionary, Media)	260	11,528
Fonciere des Regions (Financials, REIT)	72	7,598
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	4,771	109,169
Gaz de France (Utilities, Multi-Utilities)	3,166	116,456
GDF Suez (Utilities, Electric Utilities)	1,701	2
Gecina SA (Financials, REIT)	56	8,176
Groupe Danone (Consumer Staples, Food Products)	1,507	110,496
Groupe Eurotunnel SA (Industrials, Transportation Infrastructure)	1,205	13,120
ICADE (Financials, REIT)	69	8,776
ILIAD SA (Telecommunication Services, Diversified Telecommunication Services)	48	6,148
Imerys SA (Materials, Construction Materials)	112	8,188
JC Decaux SA (Consumer Discretionary, Media)	197	6,332
Klepierre (Financials, REIT)	270	11,528
L’Oreal SA (Consumer Staples, Personal Products)	611	76,876
Lafarge SA (Materials, Construction Materials)	528	36,442
Lagardere SCA (Consumer Discretionary, Media)	299	12,212
Legrand SA (Industrials, Electrical Equipment)	410	17,323
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	623	108,394
M6 Metropole Television (Consumer Discretionary, Media)	188	4,411
Natixis (Financials, Commercial Banks)«	2,215	12,457
Neopost SA (Information Technology, Office Electronics)	94	8,417
Pernod-Ricard (Consumer Staples, Beverages)	503	50,779
Peugeot SA (Consumer Discretionary, Automobiles)	393	16,633
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	197	34,290
Publicis Groupe (Consumer Discretionary, Media)	336	18,471
Renault SA (Consumer Discretionary, Automobiles)	506	28,705
Safran SA (Industrials, Aerospace & Defense)	424	17,238

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	97

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

France (continued)
Sanofi-Aventis SA (Health Care, Pharmaceuticals)«	2,843	$225,107
Schneider Electric SA (Industrials, Electrical Equipment)	618	101,921
SCOR SE (Financials, Insurance)	444	12,326
Societe BIC SA (Industrials, Commercial Services & Supplies)	79	7,452
Societe Generale (Financials, Commercial Banks)	1,633	96,916
Societe Television Francaise 1 (Consumer Discretionary, Media)	348	6,235
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	245	18,863
Suez Environnement SA (Utilities, Water Utilities)	684	14,347
Technip SA (Energy, Energy Equipment & Services)	249	26,782
Thales SA (Industrials, Aerospace & Defense)	216	9,043
Total SA (Energy, Oil, Gas & Consumable Fuels)«	5,394	310,733
Unibail-Rodamco (Financials, Real Estate Management & Development)	233	52,543
Vallourec SA (Industrials, Machinery)	287	35,920
Veolia Environnement (Utilities, Multi-Utilities)«	880	26,601
Vinci SA (Industrials, Construction & Engineering)«	1,126	72,652
Vivendi SA (Consumer Discretionary, Media)	3,179	88,730
Wendel (Industrials, Industrial Conglomerates)	84	10,203

		2,942,210

Germany: 8.13%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	545	41,090
Allianz AG (Financials, Insurance)	1,163	160,974
Axel Springer AG (Consumer Discretionary, Media)	39	5,831
BASF SE (Materials, Chemicals)	2,342	216,580
Bayer AG (Health Care, Pharmaceuticals)	2,128	174,404
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	854	75,558
Beiersdorf AG (Consumer Staples, Personal Products)	230	15,241
Brenntag AG (Materials, Chemicals)	74	8,818
Celesio AG (Health Care, Health Care Providers & Services)	224	5,375
Commerzbank AG (Financials, Commercial Banks)	6,767	30,968
Continental AG (Consumer Discretionary, Auto Components)	165	16,978
Daimler AG (Consumer Discretionary, Automobiles)	2,322	164,089
Deutsche Bank AG (Financials, Capital Markets)«	2,367	141,074
Deutsche Boerse AG (Financials, Diversified Financial Services)	491	38,707
Deutsche Lufthansa AG (Industrials, Airlines)	580	12,637
Deutsche Post AG (Industrials, Air Freight & Logistics)	2,145	40,392
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	7,298	108,491
E.ON AG (Utilities, Electric Utilities)	4,586	130,245
Fraport AG (Industrials, Transportation Infrastructure)	109	8,935
Fresenius Medical Care AG & Company (Health Care, Health Care Providers & Services)	499	36,150
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	277	29,088
GEA Group AG (Industrials, Machinery)	436	14,663
Hannover Rueckversicherung AG (Financials, Insurance)	145	7,703
Heidelbergcement AG (Materials, Construction Materials)	353	24,552
Henkel KGaA (Consumer Staples, Household Products)	338	19,588
Hochtief AG (Industrials, Construction & Engineering)	120	10,094
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	2,863	33,130
K+S AG (Materials, Chemicals)	439	34,974
Kabel Deutschland Holding AG (Consumer Discretionary, Media)†	142	9,690
LANXESS AG (Materials, Chemicals)	219	18,907
Linde AG (Materials, Chemicals)	436	73,756

98	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Germany (continued)
MAN AG (Industrials, Machinery)	275	$38,309
Merck KGaA (Health Care, Pharmaceuticals)	167	18,359
Metro AG (Consumer Staples, Food & Staples Retailing)	341	22,741
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	481	73,789
RWE AG (Utilities, Multi-Utilities)	1,072	62,526
Salzgitter AG (Materials, Metals & Mining)	100	7,390
SAP AG (Information Technology, Software)«	2,347	145,810
Siemens AG (Industrials, Industrial Conglomerates)	2,099	280,922
Suedzucker AG (Consumer Staples, Food Products)	194	6,110
Thyssenkrupp AG (Materials, Metals & Mining)	881	41,845
TUI AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	410	4,542
United Internet AG (Information Technology, Internet Software & Services)	356	6,937
Volkswagen AG (Consumer Discretionary, Automobiles)	78	13,071
Wacker Chemie AG (Materials, Chemicals)	38	8,476

		2,439,509

Greece: 0.20%
Alpha Bank AE (Financials, Commercial Banks)	1,509	6,862
Coca-Cola Hellenic Bottling Company SA (Consumer Staples, Beverages)	465	12,112
EFG Eurobank Ergasias SA (Financials, Commercial Banks)	961	4,398
Hellenic Telecommunications Organization SA (Telecommunication Services, Diversified Telecommunication Services)†	730	7,459
National Bank of Greece SA (Financials, Commercial Banks)	2,157	15,210
Opap SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	590	10,826
Public Power Corporation SA (Utilities, Electric Utilities)	340	4,506

		61,373

Hong Kong: 2.82%
AIA Group Limited (Financials, Insurance)†	20,000	70,590
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	500	6,802
Bank of East Asia Limited (Financials, Commercial Banks)	3,856	16,882
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	9,500	29,316
Cathay Pacific Airways Limited (Industrials, Airlines)	3,000	7,190
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	4,000	62,592
Cheung Kong Infrastructure Holdings Limited (Financials, Diversified Financial Services)	1,000	4,725
CLP Holdings Limited (Utilities, Electric Utilities)	5,000	42,688
Esprit Holdings Limited (Consumer Discretionary, Specialty Retail)	2,843	10,692
Foxconn International Holdings Limited (Information Technology, Electronic Equipment & Instruments)†	6,000	3,387
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	2,000	4,495
Hang Lung Group Limited (Financials, Real Estate Management & Development)	2,000	12,961
Hang Lung Properties Limited (Financials, Real Estate Management & Development)	6,000	24,996
Hang Seng Bank Limited (Financials, Commercial Banks)	2,000	32,067
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	3,107	21,093
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	12,476	28,810
Hong Kong Electric Holdings Limited (Utilities, Electric Utilities)	3,500	24,999
Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	2,625	58,829
Hopewell Holdings (Financials, Real Estate Management & Development)	1,000	3,131
Hutchison Whampoa Limited (Industrials, Industrial Conglomerates)	5,000	57,860
Hysan Development Company Limited (Financials, Real Estate Management & Development)	1,809	8,920
Kerry Properties Limited (Financials, Real Estate Management & Development)	1,976	10,087
Li & Fung Limited (Consumer Discretionary, Distributors)†	12,400	27,551
Lifestyle International Holdings Limited (Consumer Discretionary, Multiline Retail)	1,500	4,378

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	99

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Hong Kong (continued)
MTR Corporation Limited (Industrials, Road & Rail)	3,641	$13,366
New World Development Limited (Financials, Real Estate Management & Development)	6,661	11,357
Noble Group Limited (Industrials, Trading Companies & Distributors)	7,986	13,662
NWS Holdings Limited (Industrials, Industrial Conglomerates)	4,218	6,139
Orient Overseas International Limited (Industrials, Marine)	200	1,557
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	11,977	4,620
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,962	15,447
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,333	11,282
Sino Land Company (Financials, Real Estate Management & Development)	4,224	7,430
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,000	9,751
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	4,057	63,171
Swire Pacific Limited (Financials, Real Estate Management & Development)	2,000	30,833
The Link REIT (Financials, REIT)	6,048	20,569
Wharf Holdings Limited (Financials, Real Estate Management & Development)	3,625	26,684
Wheelock & Company (Financials, Real Estate Management & Development)	2,000	8,358
Wing Hang Bank Limited (Financials, Commercial Banks)	500	5,455
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,812	13,332
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,000	6,943

		844,997

Ireland: 0.28%
CRH plc (Materials, Construction Materials)	1,893	41,231
Elan Corporation plc (Health Care, Pharmaceuticals)†	1,206	11,889
James Hardie Industries NV (Materials, Construction Materials)†	1,288	8,045
Kerry Group plc (Consumer Staples, Food Products)	369	15,825
Ryanair Holdings plc ADR (Industrials, Airlines)«	186	5,468

		82,458

Israel: 0.74%
Bank Hapoalim Limited (Financials, Commercial Banks)†	2,612	13,440
Bank Leumi Le-Israel (Financials, Commercial Banks)	3,047	14,792
Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	4,581	11,639
Cellcom Israel Limited (Telecommunication Services, Wireless Telecommunication Services)	147	4,449
Delek Group Limited (Industrials, Industrial Conglomerates)	12	2,908
Elbit Systems Limited (Industrials, Aerospace & Defense)	69	3,548
Israel Chemicals Limited (Materials, Chemicals)	1,191	19,418
Israel Discount Bank Limited (Financials, Commercial Banks)†	1,639	3,272
Makhteshim-Agan Industries Limited (Materials, Chemicals)	671	3,544
Nice Systems Limited (Information Technology, Software)†	183	6,540
Partner Communications Company Limited (Telecommunication Services, Wireless Telecommunication Services)†	252	4,309
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	2,410	123,376
The Israel Corporation Limited (Materials, Chemicals)	5	5,453
United Mizrahi Bank Limited (Financials, Commercial Banks)	359	3,831

		220,519

Italy: 2.69%
AEM SpA (Utilities, Multi-Utilities)	3,249	5,499
Assicurazioni Generali SpA (Financials, Insurance)	2,959	64,769
Atlantia SpA (Industrials, Transportation Infrastructure)	620	14,660
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	334	4,263
Banca Carige SpA (Financials, Commercial Banks)	1,676	4,221

100	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Italy (continued)
Banca Monte Dei Paschi di Siena SpA (Financials, Commercial Banks)	6,574	$8,302
Banco Popolare SpA (Financials, Commercial Banks)	3,821	9,953
Beni Stabili SpA (Financials, Real Estate Management & Development)	720	746
Enel Green Power SpA (Utilities, Multi-Utilities)	3,940	11,006
Enel SpA (Utilities, Multi-Utilities)	16,742	115,022
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	6,131	146,993
Exor SpA (Financials, Diversified Financial Services)	190	6,404
Fiat Industrial SpA (Consumer Discretionary, Auto Components)†	1,989	26,162
Fiat SpA (Consumer Discretionary, Automobiles)	1,989	21,139
Finmeccanica SpA (Industrials, Aerospace & Defense)	1,029	12,817
Intesa Sanpaolo SpA (Financials, Commercial Banks)«	23,970	62,195
Intesa Sanpaolo SpA RSP (Financials, Commercial Banks)«	2,763	6,024
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	280	8,945
Mediaset SpA (Consumer Discretionary, Media)	1,799	9,413
Mediobanca SpA (Financials, Capital Markets)	1,197	13,298
Parmalat SpA (Consumer Staples, Food Products)	4,363	16,187
Pirelli & Company SpA (Consumer Discretionary, Auto Components)	705	7,026
Prelios SpA (Financials, Real Estate Management & Development)†	705	529
Prysmian SpA (Industrials, Electrical Equipment)	537	11,352
Saipem SpA (Energy, Energy Equipment & Services)	697	36,782
Snam Rete Gas SpA (Utilities, Gas Utilities)	3,851	22,711
Telecom Italia SpA RSP (Telecommunication Services, Diversified Telecommunication Services)	16,221	19,842
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	24,797	35,168
Terna SpA (Utilities, Electric Utilities)	3,371	16,465
UniCredito Italiano SpA (Financials, Commercial Banks)	34,858	79,209
Unione di Banche SpA (Financials, Commercial Banks)	1,378	10,818

		807,920

Japan: 19.04%
ABC-Mart Incorporated (Consumer Discretionary, Specialty Retail)	100	3,993
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	400	7,430
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	1,600	18,393
Aeon Credit Service Company Limited (Financials, Consumer Finance)	200	2,537
Aeon Mall Company Limited (Financials, Real Estate Management & Development)	200	4,741
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	500	18,403
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	2,000	22,991
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	100	3,596
All Nippon Airways Company Limited (Industrials, Airlines)	2,000	6,061
Amada Company Limited (Industrials, Machinery)	1,000	7,312
Aozora Bank Limited (Financials, Commercial Banks)	1,000	2,147
Asahi Breweries Limited (Consumer Staples, Beverages)	1,000	19,433
Asahi Glass Company Limited (Industrials, Building Products)	3,000	35,223
Asahi Kasei Corporation (Materials, Chemicals)	3,000	19,580
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	1,100	41,835
Bank of Kyoto Limited (Financials, Commercial Banks)	1,000	8,882
Bank of Yokohama Limited (Financials, Commercial Banks)	3,000	14,501
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	200	8,576
Bridgestone Corporation (Consumer Discretionary, Auto Components)	1,700	38,501
Brother Industries Limited (Information Technology, Office Electronics)	600	8,436
Canon Incorporated (Information Technology, Office Electronics)	2,900	138,934
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	700	5,101

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	101

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Central Japan Railway Company (Industrials, Road & Rail)	4	$31,309
Chiba Bank Limited (Financials, Commercial Banks)	2,000	11,974
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,700	26,738
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	600	9,827
Citizen Holdings Company Limited (Information Technology, Electronic Equipment & Instruments)	600	3,364
Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	200	3,781
Cosmo Oil Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,000	2,994
Credit Saison Company Limited (Financials, Consumer Finance)	400	6,031
Dai Ichi Mutual Life Insurance (Financials, Insurance)	21	31,638
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	11,397
Daicel Chemical Industries Limited (Materials, Chemicals)	1,000	6,392
Daido Steel Company Limited (Materials, Metals & Mining)	1,000	6,085
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	1,700	32,870
Daikin Industries Limited (Industrials, Building Products)	600	19,919
Dainippon Sumitomo Pharma Company Limited (Health Care, Pharmaceuticals)	500	4,699
Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	200	16,489
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	1,000	12,170
Daiwa Securities Group Incorporated (Financials, Capital Markets)	4,000	16,342
Dena Company Limited (Consumer Discretionary, Internet & Catalog Retail)	200	7,079
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	1,000	5,128
Denso Corporation (Consumer Discretionary, Auto Components)	1,200	42,871
Dentsu Incorporated (Consumer Discretionary, Media)	400	10,693
Dowa Mining Company Limited (Materials, Metals & Mining)	100	593
East Japan Railway Company (Industrials, Road & Rail)	900	52,337
Eisai Company Limited (Health Care, Pharmaceuticals)	600	22,746
Electric Power Development Company (Utilities, Independent Power Producers & Energy Traders)	280	6,596
Elpida Memory Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	500	6,870
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	100	3,566
FANUC Limited (Industrials, Machinery)	500	76,616
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	100	14,526
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	1,000	3,055
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	1,000	7,324
Fujifilm Holdings Corporation (Information Technology, Electronic Equipment & Instruments)	1,200	35,318
Fujitsu Limited (Information Technology, Computers & Peripherals)	5,000	26,193
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	2,000	7,901
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	1,000	3,619
Gree Incorporated (Information Technology, Internet Software & Services)	200	4,395
GS Yuasa Corporation (Industrials, Electrical Equipment)	1,000	6,416
Gunma Bank Limited (Financials, Commercial Banks)	1,000	5,214
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	70	3,577
Hamamatsu Photonics (Information Technology, Electronic Equipment & Instruments)	200	8,122
Hino Motors Limited (Industrials, Machinery)	1,000	5,459
Hirose Electric Company Limited (Information Technology, Electronic Equipment & Instruments)	100	10,232
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	200	8,490
Hitachi Chemical Company Limited (Materials, Chemicals)	300	6,054
Hitachi Construction Machinery Company Limited (Industrials, Machinery)†	300	6,312
Hitachi High-Technologies Corporation (Information Technology, Electronic Equipment & Instruments)	200	4,184
Hitachi Limited (Information Technology, Electronic Equipment & Instruments)	11,000	62,618
Hokkaido Electric Power Company Incorporated (Utilities, Electric Utilities)	500	7,318
Hokuhoku Financial Group Incorporated (Financials, Commercial Banks)	3,000	5,668
Hokuriku Electric Power Company (Utilities, Electric Utilities)	500	8,459
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	4,200	159,220

102	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Hoya Corporation (Information Technology, Electronic Equipment & Instruments)	1,100	$22,699
Ibiden Company Limited (Information Technology, Electronic Equipment & Instruments)	300	9,683
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	100	11,029
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	6	43,283
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	960	8,821
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	3,000	7,398
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	3,000	13,949
Itochu Corporation (Industrials, Trading Companies & Distributors)	3,900	40,096
Itochu Techno-Science Corporation (Information Technology, IT Services)	100	3,359
J Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	800	3,259
Japan Petroleum Exploration Company (Energy, Oil, Gas & Consumable Fuels)	100	4,760
Japan Prime Realty Investment Corporation (Financials, REIT)	2	5,783
Japan Real Estate Investment Corporation (Financials, REIT)	1	9,741
Japan Retail Fund Investment Corporation (Financials, REIT)	4	6,453
Japan Steel Works (Industrials, Machinery)	1,000	7,177
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	11	42,375
JFE Holdings Incorporated (Materials, Metals & Mining)	1,200	29,886
JGC Corporation (Industrials, Construction & Engineering)	1,000	26,610
Joyo Bank Limited (Financials, Commercial Banks)	2,000	8,048
JS Group Corporation (Industrials, Building Products)	600	14,582
JSR Corporation (Materials, Chemicals)	500	9,864
JTEKT Corporation (Industrials, Machinery)	600	7,906
Jupiter Telecommunications Company Limited (Consumer Discretionary, Media)	7	7,540
JX Holdings Incorporated (Energy, Energy Equipment & Services)	5,900	38,653
Kajima Corporation (Industrials, Construction & Engineering)	2,000	5,570
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	1,000	8,539
Kaneka Corporation (Industrials, Professional Services)	1,000	6,699
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	1,900	32,261
Kansai Paint Company Limited (Materials, Chemicals)	1,000	8,956
Kao Corporation (Consumer Staples, Personal Products)	1,400	35,863
Kawasaki Heavy Industries Limited (Industrials, Machinery)	3,000	10,710
Kawasaki Kisen Kaisha Limited (Industrials, Marine)	2,000	6,699
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	7	49,982
Keihin Electric Express Railway Company Limited (Industrials, Road & Rail)	1,000	6,686
Keio Corporation (Industrials, Road & Rail)	1,000	5,361
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	1,000	5,558
Keyence Corporation (Information Technology, Electronic Equipment & Instruments)	100	26,132
Kintetsu Corporation (Industrials, Road & Rail)	4,000	12,023
Kirin Brewery Company Limited (Consumer Staples, Beverages)	2,000	27,898
Kobe Steel Limited (Materials, Metals & Mining)	6,000	12,882
Komatsu Limited (Industrials, Machinery)	2,400	71,608
Konami Corporation (Information Technology, Software)	300	6,187
Konica Minolta Holdings Incorporated (Information Technology, Office Electronics)	1,000	8,379
Kubota Corporation (Industrials, Machinery)	3,000	26,941
Kuraray Company Limited (Materials, Chemicals)	900	13,493
Kurita Water Industries Limited (Industrials, Machinery)	300	8,594
Kyocera Corporation (Information Technology, Electronic Equipment & Instruments)	400	41,762
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	1,000	9,778
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,000	15,102
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	100	4,944
Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	100	4,926
Makita Corporation (Industrials, Machinery)	300	12,698

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	103

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Marubeni Corporation (Industrials, Trading Companies & Distributors)	4,000	$27,825
Marui Company Limited (Consumer Discretionary, Multiline Retail)	700	4,955
Maruichi Steel Tube Limited (Materials, Metals & Mining)	100	2,526
Matsushita Electric Industrial Company Limited (Consumer Discretionary, Household Durables)	5,600	65,543
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	4,000	10,060
McDonald’s Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	200	5,194
Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	400	3,548
Meiji Holdings Company Limited (Consumer Staples, Food Products)	200	8,477
Millea Holdings Incorporated (Financials, Insurance)	1,800	49,223
Minebea Company Limited (Industrials, Machinery)	1,000	5,091
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	100	3,908
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	3,000	20,795
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	3,500	88,327
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	5,000	56,128
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	3,000	53,257
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	1,000	7,496
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	8,000	38,670
Mitsubishi Materials Corporation (Materials, Metals & Mining)	3,000	9,238
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)†	10,000	11,778
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	32,570	149,844
Mitsubishi UFJ Securities Company Limited (Financials, Diversified Financial Services)	170	6,455
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	4,500	76,408
Mitsui Chemicals Incorporated (Materials, Chemicals)	2,000	6,551
Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	2,000	4,368
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	2,000	33,468
Mitsui OSK Lines Limited (Industrials, Marine)	3,000	15,974
Mitsui Sumitomo Insurance Group Holdings Incorporated (Financials, Insurance)	1,400	32,548
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	52,200	81,973
Mizuho Trust & Banking Company Limited (Financials, Commercial Banks)	4,000	3,435
Murata Manufacturing Company Limited (Information Technology, Electronic Equipment & Instruments)	500	31,346
Nabtesco Corporation (Industrials, Machinery)	200	4,503
Namco Bandai Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	400	4,593
NEC Corporation (Information Technology, Computers & Peripherals)	7,000	14,599
NGK Insulators Limited (Industrials, Machinery)	1,000	17,188
Nidec Corporation (Industrials, Electrical Equipment)	300	27,015
Nikon Corporation (Consumer Discretionary, Leisure Equipment & Products)	800	18,648
Nintendo Company Limited (Information Technology, Software)	300	69,452
Nippon Building Fund Incorporated (Financials, REIT)	1	10,195
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment & Instruments)	1,000	14,084
Nippon Express Company Limited (Industrials, Road & Rail)	2,000	7,705
Nippon Paper Group Incorporated (Materials, Paper & Forest Products)	300	6,323
Nippon Sheet Glass Company Limited (Industrials, Building Products)	2,000	6,551
Nippon Steel Corporation (Materials, Metals & Mining)	13,000	38,596
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	1,200	56,239
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	4,000	15,017
Nishi-Nippon City Bank Limited (Financials, Commercial Banks)	2,000	5,643
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	6,300	62,915
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	500	6,140
Nisshin Steel Company Limited (Materials, Metals & Mining)	2,000	3,828
Nissin Food Products Company Limited (Consumer Staples, Food Products)	200	7,224
Nitori Company Limited (Consumer Discretionary, Specialty Retail)	100	8,698
Nitto Denko Corporation (Materials, Chemicals)	400	20,832

104	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
NKSJ Holdings Incorporated (Financials, Insurance)	4,000	$25,126
NOK Corporation (Consumer Discretionary, Auto Components)	300	5,098
Nomura Holdings Incorporated (Financials, Capital Markets)	9,200	46,051
Nomura Real Estate Holding Incorporated (Financials, Real Estate Management & Development)	300	4,612
Nomura Real Estate Office Fund (Financials, REIT)	1	6,956
Nomura Research Institute Limited (Information Technology, IT Services)	300	6,227
NSK Limited (Industrials, Machinery)	1,000	9,434
NTN Corporation (Industrials, Machinery)	1,000	5,165
NTT Data Corporation (Information Technology, IT Services)	3	9,418
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	39	72,632
NTT Urban Development Corporation (Financials, Real Estate Management & Development)	3	2,562
Obayashi Corporation (Industrials, Construction & Engineering)	2,000	8,416
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	2,000	15,581
OJI Paper Company Limited (Materials, Paper & Forest Products)	2,000	8,858
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	600	18,484
Omron Corporation (Information Technology, Electronic Equipment & Instruments)	500	12,833
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	10,502
Oracle Corporation Japan (Information Technology, Software)	100	4,355
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	100	8,465
ORIX Corporation (Financials, Consumer Finance)	280	26,657
Osaka Gas Company Limited (Utilities, Gas Utilities)	5,000	17,667
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)†	600	15,723
Rakuten Incorporated (Consumer Discretionary, Internet & Catalog Retail)	19	19,231
Resona Holdings Incorporated (Financials, Commercial Banks)	4,800	21,141
Ricoh Company Limited (Information Technology, Office Electronics)	2,000	22,010
Rinnai Corporation (Consumer Discretionary, Household Durables)	100	6,944
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	200	11,410
Sankyo Company Limited (Consumer Discretionary, Leisure Equipment & Products)	100	5,294
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	7,950
SBI Holdings Incorporated (Financials, Capital Markets)	59	5,682
Secom Company Limited (Industrials, Commercial Services & Supplies)	500	23,586
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	500	9,655
Seiko Epson Corporation (Information Technology, Computers & Peripherals)	400	6,684
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	1,000	7,938
Sekisui House Limited (Consumer Discretionary, Household Durables)	1,000	9,496
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	1,920	50,785
Seven Bank Limited (Financials, Commercial Banks)	2	3,712
Sharp Corporation (Consumer Discretionary, Household Durables)	2,200	20,513
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	400	8,210
Shimadzu Corporation (Information Technology, Electronic Equipment & Instruments)	1,000	8,833
Shimano Incorporated (Consumer Discretionary, Leisure Equipment & Products)	200	10,305
Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	100	9,385
Shimizu Corporation (Industrials, Construction & Engineering)	1,000	4,134
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	1,000	51,711
Shinko Securities Company Limited (Financials, Capital Markets)	1,000	2,306
Shinsei Bank Limited (Financials, Commercial Banks)	2,000	2,086
Shionogi & Company Limited (Health Care, Pharmaceuticals)	800	13,476
Shiseido Company Limited (Consumer Staples, Personal Products)	900	15,392
Shizuoka Bank Limited (Financials, Commercial Banks)	2,000	18,280
Showa Denko KK (Materials, Chemicals)	4,000	8,097
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	600	5,859

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	105

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
SMC Corporation (Industrials, Machinery)	100	$15,998
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	2,100	81,027
Sojitz Corporation (Industrials, Trading Companies & Distributors)	3,700	6,854
Sony Corporation (Consumer Discretionary, Household Durables)	2,600	68,995
Sony Financial Holdings Incorporated (Financials, Insurance)	400	7,263
Square Enix Company Limited (Information Technology, Software)	200	3,219
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	400	6,591
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	300	5,374
Sumitomo Chemical Company Limited (Materials, Chemicals)	4,000	19,924
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	2,900	38,496
Sumitomo Electric Industries Limited (Consumer Discretionary, Auto Components)	2,000	28,684
Sumitomo Heavy Industries Limited (Industrials, Machinery)	1,000	6,895
Sumitomo Metal Industries Limited (Materials, Metals & Mining)	9,000	18,329
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	1,000	16,121
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	3,400	98,025
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	7,000	23,960
Sumitomo Realty & Development Company Limited (Financials, Real Estate Management & Development)	1,000	21,188
Sumitomo Rubber Industries (Consumer Discretionary, Auto Components)	500	5,754
Suzuken Company Limited (Health Care, Health Care Providers & Services)	200	4,642
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	900	19,775
T&D Holdings Incorporated (Financials, Insurance)	700	16,789
Taisei Corporation (Industrials, Construction & Engineering)	3,000	6,699
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	1,000	7,754
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	1,000	6,502
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,000	94,835
Tanabe Seiyaku Company Limited (Health Care, Pharmaceuticals)	600	10,077
TDK Corporation (Information Technology, Electronic Equipment & Instruments)	300	15,753
Teijin Limited (Materials, Chemicals)	2,000	9,177
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	400	22,476
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	800	11,307
The Hachijuni Bank Limited (Financials, Commercial Banks)	1,000	5,558
The Hiroshima Bank Limited (Financials, Commercial Banks)	1,000	4,257
The Iyo Bank Limited (Financials, Commercial Banks)	1,000	8,944
THK Company Limited (Industrials, Machinery)	300	7,368
TOA Medical Electronics Company (Health Care, Health Care Equipment & Supplies)	200	7,101
Tobu Railway Company Limited (Industrials, Road & Rail)	2,000	7,557
Toho Company Limited Tokyo (Consumer Discretionary, Media)	300	4,833
Toho Gas Company Limited (Utilities, Gas Utilities)	1,000	4,785
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	1,100	12,848
Tokyo Electric Power Company Incorporated (Utilities, Electric Utilities)	3,700	14,390
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	400	21,985
Tokyo Gas Company Limited (Utilities, Gas Utilities)	6,000	25,469
Tokyu Corporation (Industrials, Road & Rail)	3,000	12,367
Tokyu Land Corporation (Financials, Real Estate Management & Development)	1,000	4,552
Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	1,000	12,219
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	7,619
Toray Industries Incorporated (Materials, Chemicals)	4,000	30,229
Toshiba Corporation (Information Technology, Computers & Peripherals)	10,000	52,754
Tosoh Corporation (Materials, Chemicals)	1,000	3,975
TOTO Limited (Industrials, Building Products)	1,000	7,337
Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	400	6,173

106	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	200	$4,328
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	200	3,153
Toyota Industries Corporation (Consumer Discretionary, Auto Components)	500	15,274
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	7,000	291,989
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	600	9,783
Trend Micro Incorporated (Information Technology, Software)	200	6,061
Tsumura & Company (Health Care, Pharmaceuticals)	100	3,116
UBE Industries Limited Japan (Materials, Chemicals)	2,000	6,159
Uni-Charm Corporation (Consumer Discretionary, Household Products)	300	12,109
Ushio Incorporated (Industrials, Electrical Equipment)	300	5,889
USS Company Limited (Consumer Discretionary, Specialty Retail)	70	5,325
West Japan Railway Company (Industrials, Road & Rail)	4	15,237
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	37	12,206
Yakult Honsha Company Limited (Consumer Staples, Food Products)	200	5,521
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	220	17,112
Yamaguchi Financial Group (Financials, Commercial Banks)	1,000	8,919
Yamaha Corporation (Consumer Discretionary, Leisure Equipment & Products)	500	5,601
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	700	12,478
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	1,000	15,164
Yamato Kogyo Company Limited (Materials, Metals & Mining)	100	3,240
Yaskawa Electric Corporation (Information Technology, Electronic Equipment & Instruments)	1,000	10,845
Yokogawa Electric Corporation (Information Technology, Electronic Equipment & Instruments)	600	4,704

		5,710,919

Luxembourg: 0.56%
Acergy SA (Energy, Energy Equipment & Services)	738	19,599
ArcelorMittal (Materials, Metals & Mining)	2,200	73,372
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	205	23,701
SES FDR (Consumer Discretionary, Media)	808	21,738
Tenaris SA (Energy, Energy Equipment & Services)	1,240	30,051

		168,461

Mauritius: 0.03%
Golden Agri-Resources Limited (Consumer Staples, Food Products)	17,672	9,887

Netherlands: 2.76%
Aegon NV (Financials, Insurance)	4,107	28,736
Akzo Nobel NV (Materials, Chemicals)	588	42,445
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,124	43,682
Boskalis Westminster NV (Industrials, Construction & Engineering)	205	9,722
Corio NV (Financials, REIT)	163	11,173
Delta Lloyd NV (Financials, Insurance)	233	5,362
European Aeronautic Defence & Space Company NV (Industrials, Aerospace & Defense)	1,075	35,396
Fugro NV (Energy, Energy Equipment & Services)	169	13,442
Heineken NV (Consumer Staples, Beverages)	653	39,300
Heineken NV (Consumer Staples, Beverages)	286	15,002
ING Groep NV (Financials, Diversified Financial Services)†	9,867	118,978
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	3,020	43,061
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	389	26,051
Koninklijke Philips Electronics NV (Materials, Chemicals)	2,613	72,481
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	185	8,786

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	107

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Netherlands (continued)
PostNL NV (Industrials, Air Freight & Logistics)	948	$9,946
QIAGEN NV (Health Care, Life Sciences Tools & Services)†	611	12,152
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	242	11,956
Reed Elsevier NV (Consumer Discretionary, Media)	1,730	23,263
Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	4,004	58,803
SBM Offshore NV (Energy, Energy Equipment & Services)	412	10,850
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,622	18,121
TNT Express NV (Industrials, Air Freight & Logistics)	948	13,437
Unilever NV (Consumer Staples, Food Products)	4,196	136,952
Wolters Kluwer NV (Consumer Discretionary, Media)	810	18,307

		827,404

New Zealand: 0.12%
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	2,807	5,324
Contact Energy Limited (Utilities, Electric Utilities)†	939	4,646
Fletcher Building Limited (Materials, Construction Materials)	1,606	11,827
Sky City Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,727	5,227
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	5,046	10,070

		37,094

Norway: 0.76%
Aker Kvaerner ASA (Energy, Energy Equipment & Services)	397	8,774
DnB Nor ASA (Financials, Commercial Banks)	2,461	37,089
Gjensidige Forsikring ASA (Financials, Insurance)	230	2,945
Norsk Hydro ASA (Materials, Metals & Mining)	2,303	18,464
Orkla ASA (Industrials, Industrial Conglomerates)	2,081	19,459
Renewable Energy Corporation ASA (Information Technology, Semiconductors & Semiconductor Equipment)†	1,456	3,439
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	2,831	74,657
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	2,093	35,410
Yara International ASA (Materials, Chemicals)	484	29,123

		229,360

Portugal: 0.24%
Banco Comercial Portugues SA (Financials, Commercial Banks)†«	8,347	5,778
Banco Comercial Portugues SA (Financials, Commercial Banks)(a)«	367	254
Banco Espirito Santo SA (Financials, Commercial Banks)	1,557	6,095
Cimpor Cimentos de Portugal SA (Materials, Construction Materials)	489	3,733
Energias de Portugal SA (Utilities, Electric Utilities)	4,543	16,900
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	584	12,363
Jeronimo Martins SGPS SA (Consumer Staples, Food & Staples Retailing)	579	10,832
Portugal Telecom SGPS SA (Telecommunication Services, Diversified Telecommunication Services)	1,531	16,723

		72,678

Singapore: 1.52%
Ascendas REIT (Financials, REIT)	4,000	6,681
CapitaLand Limited (Financials, Real Estate Management & Development)	7,000	17,538
CapitaMall Trust (Financials, REIT)	5,670	9,194
CapitaMalls Asia Limited (Financials, Real Estate Management & Development)	4,000	5,189
City Developments Limited (Financials, Real Estate Management & Development)	1,000	9,194
Comfortdelgro Corporation Limited (Industrials, Road & Rail)	5,000	5,959

108	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Singapore (continued)
Cosco Corporation Singapore Limited (Industrials, Machinery)	2,000	$3,195
DBS Group Holdings Limited (Financials, Commercial Banks)	4,786	57,431
Fraser & Neave Limited (Industrials, Industrial Conglomerates)	2,000	9,957
Global Logistic Properties Limited (Financials, Real Estate Management & Development)†	4,000	6,486
Hutchison Port Holdings Trust (Materials, Containers & Packaging)†	13,600	12,784
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	122	4,006
K-REIT Asia (Financials, REIT)	40	42
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	3,300	30,823
Keppel Land Limited (Financials, Real Estate Management & Development)	2,000	6,632
Neptune Orient Lines Limited (Industrials, Marine)	3,000	4,451
Olam International Limited (Consumer Staples, Food & Staples Retailing)	3,590	8,674
Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	6,519	50,213
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	1,980	8,123
SembCorp Marine Limited (Industrials, Machinery)	2,000	8,676
Singapore Airlines Limited (Industrials, Airlines)	1,600	18,369
Singapore Exchange Limited (Financials, Diversified Financial Services)	2,000	12,194
Singapore Press Holdings Limited (Consumer Discretionary, Media)	4,000	12,519
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	4,000	9,632
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	20,000	52,053
StarHub Limited (Telecommunication Services, Wireless Telecommunication Services)	2,000	4,524
United Overseas Bank Limited (Financials, Commercial Banks)	3,221	50,769
United Overseas Land Limited (Financials, Real Estate Management & Development)	1,000	4,005
Wilmar International Limited (Consumer Staples, Food Products)	5,000	21,567
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	4,000	5,189

		456,069

South Africa: 0.06%
Randgold Resources Limited (Materials, Metals & Mining)	225	18,562

Spain: 3.53%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	766	17,671
Acciona SA (Utilities, Electric Utilities)	75	8,134
Acerinox SA (Materials, Metals & Mining)	291	5,561
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	381	18,297
Amadeus IT Holding SA (Information Technology, IT Services)	529	10,856
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	10,921	127,539
Banco de Sabadell SA (Financials, Commercial Banks)	2,845	12,213
Banco de Valencia SA (Financials, Commercial Banks)(a)	12	42
Banco Popular Espanol SA (Financials, Commercial Banks)	2,239	13,021
Banco Santander Central Hispano SA (Financials, Commercial Banks)	21,366	254,100
Bankinter SA (Financials, Commercial Banks)	842	5,759
Cintra Concesiones de Infraestructuras de Transporte SA (Industrials, Construction & Engineering)	1,115	14,157
Criteria CaixaCorp SA (Financials, Diversified Financial Services)	2,123	15,450
EDP Renovaveis SA (Utilities, Independent Power Producers & Energy Traders)†	637	4,350
Enagas SA (Utilities, Gas Utilities)	470	11,079
Fomento de Construcciones y Contratas SA (Industrials, Construction & Engineering)	112	3,435
Gas Natural SDG SA (Utilities, Gas Utilities)	683	12,974
Gestevision Telecinco SA (Consumer Discretionary, Media)	288	2,597
Grifols SA (Health Care, Biotechnology)	405	8,268
Iberdrola Renovables SA (Utilities, Independent Power Producers & Energy Traders)	2,048	9,075
Iberdrola SA (Utilities, Electric Utilities)	9,726	86,080
Indra Sistemas SA (Information Technology, IT Services)	268	5,610

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	109

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Spain (continued)
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	556	$50,545
International Consolidated Airlines Group SA (Industrials, Airlines)†	1,440	5,593
International Consolidated Airlines Group SA (Industrials, Airlines)†	927	3,606
Mapfre SA (Financials, Insurance)	2,235	8,581
Red Electrica de Espana (Utilities, Electric Utilities)	279	16,851
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	1,899	64,714
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	10,478	254,456
Zardoya-Otis SA (Industrials, Machinery)	414	6,941

		1,057,555

Sweden: 3.14%
Alfa Laval AB (Industrials, Machinery)	868	19,072
Assa Abloy AB Class B (Industrials, Building Products)	787	21,870
Atlas Copco AB (Industrials, Machinery)(a)	974	789
Atlas Copco AB (Industrials, Machinery)(a)	1,750	1,418
Atlas Copco AB Class A (Industrials, Machinery)	1,750	46,022
Atlas Copco AB Class B (Industrials, Machinery)	974	22,932
Boliden AB (Materials, Metals & Mining)	500	9,779
Electrolux AB Class B (Consumer Discretionary, Household Durables)	623	16,919
Getinge AB (Health Care, Health Care Equipment & Supplies)	392	10,938
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	2,597	96,491
Hexagon AB (Industrials, Machinery)	666	18,044
Holmen AB Class B (Materials, Paper & Forest Products)	131	4,572
Husqvarna AB A Shares (Consumer Discretionary, Household Durables)	1	8
Husqvarna AB B Shares (Consumer Discretionary, Household Durables)	1,207	9,581
Industrivarden AB Class C (Financials, Diversified Financial Services)†	135	2,384
Investor AB (Financials, Diversified Financial Services)	1,200	28,758
Kinnevik Investment AB (Financials, Diversified Financial Services)	550	13,457
Modern Times Group AB (Consumer Discretionary, Media)	133	9,211
Nordea Bank AB (Financials, Commercial Banks)	6,663	78,167
Ratos AB B Shares (Financials, Capital Markets)	494	10,070
Sandvik AB (Industrials, Machinery)	2,563	48,590
Scania AB Class B (Industrials, Machinery)«	800	19,717
Securitas AB (Industrials, Commercial Services & Supplies)	751	8,153
Skandinaviska Enskilda Banken AB Class A (Financials, Commercial Banks)	3,586	32,133
Skanska AB (Industrials, Construction & Engineering)	840	15,571
SKF AB Class B (Industrials, Machinery)	977	29,145
SSAB Svenskt Stal AB Class A (Materials, Metals & Mining)	392	6,549
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	1,442	22,419
Svenska Handelsbanken AB (Financials, Commercial Banks)	1,249	41,995
Swedbank AB (Financials, Commercial Banks)	2,065	38,379
Swedish Match AB (Consumer Staples, Tobacco)	625	22,098
Tele2 AB (Telecommunication Services, Diversified Telecommunication Services)«	821	16,057
Telefonaktiebolaget LM Ericsson (Information Technology, Communications Equipment)	7,748	114,623
Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	5,664	44,117
Volvo AB Class B (Industrials, Machinery)	3,492	63,090

		943,118

Switzerland: 8.42%
ABB Limited (Industrials, Electrical Equipment)	5,646	151,526
Actelion Limited (Health Care, Biotechnology)	259	14,078

110	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Switzerland (continued)
Adecco SA (Industrials, Professional Services)	330	$22,460
Aryzta AG (Consumer Staples, Food Products)	205	11,393
Baloise Holding AG (Financials, Insurance)	132	13,913
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,332	86,832
Credit Suisse Group (Financials, Capital Markets)	2,866	123,054
Geberit AG (Industrials, Building Products)	97	23,394
Givaudan SA (Materials, Chemicals)	22	24,234
Holcim Limited (Materials, Construction Materials)	624	49,677
Julius Baer Group Limited (Financials, Capital Markets)	520	22,778
Julius Baer Holding AG (Financials, Capital Markets)	503	9,583
Kuehne & Nagel International AG (Industrials, Marine)	145	22,764
Lindt & Spruengli AG Participation Certificate (Consumer Staples, Food Products)	2	6,219
Lonza Group AG (Health Care, Life Sciences Tools & Services)	135	11,665
Nestle SA (Consumer Staples, Food Products)	8,849	568,042
Novartis AG (Health Care, Pharmaceuticals)	5,954	383,949
Pargesa Holding SA (Financials, Diversified Financial Services)	80	7,579
Phonak Holding AG (Health Care, Health Care Equipment & Supplies)	119	12,515
Roche Holdings AG (Health Care, Pharmaceuticals)	1,792	315,160
Schindler Holding AG (Industrials, Machinery)	126	15,866
Schindler Holding AG Participation Certificate (Industrials, Machinery)	64	8,014
SGS SA (Industrials, Commercial Services & Supplies)	14	27,741
Sika AG (Materials, Chemicals)	5	12,745
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	23	6,324
Sulzer AG (Industrials, Machinery)	61	11,043
Swatch Group AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	114	10,198
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	81	40,296
Swiss Life Holding (Financials, Insurance)	80	13,347
Swiss Re Limited (Financials, Insurance)	900	53,553
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	61	28,065
Syngenta AG (Materials, Chemicals)	240	82,898
Transocean Limited (Energy, Energy Equipment & Services)	812	56,314
UBS AG (Financials, Capital Markets)	9,365	179,416
Zurich Financial Services AG (Financials, Insurance)	375	100,290

		2,526,925

United Kingdom: 21.47%
3I Group plc (Financials, Capital Markets)	2,452	11,625
Admiral Group plc (Financials, Insurance)	511	14,483
Aggreko plc (Industrials, Commercial Services & Supplies)	678	20,823
AMEC plc (Energy, Energy Equipment & Services)	854	16,268
Anglo American plc (Materials, Metals & Mining)	3,408	169,867
Antofagasta plc (Materials, Metals & Mining)	1,039	22,715
ARM Holdings plc (Information Technology, Semiconductors & Semiconductor Equipment)	3,379	31,822
Associated British Foods plc (Consumer Staples, Food Products)	924	16,370
AstraZeneca plc (Health Care, Pharmaceuticals)	3,624	189,426
Autonomy Corporation plc (Information Technology, Software)†	551	16,288
Aviva plc (Financials, Insurance)	7,167	51,509
Babcock International Group (Industrials, Commercial Services & Supplies)	942	10,684
BAE Systems plc (Industrials, Aerospace & Defense)	8,952	48,625
Balfour Beatty plc (Industrials, Construction & Engineering)	1,651	8,742
Barclays plc (Financials, Commercial Banks)	29,758	135,425

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	111

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

United Kingdom (continued)
BG Group plc (Health Care, Health Care Providers & Services)	8,631	$199,695
BHP Billiton plc (Materials, Metals & Mining)	5,646	223,183
BP plc (Energy, Oil, Gas & Consumable Fuels)	47,962	369,516
British American Tobacco plc (Consumer Staples, Tobacco)	5,091	227,959
British Land Company plc (Financials, REIT)	2,353	23,127
British Sky Broadcasting plc (Consumer Discretionary, Media)	2,964	40,566
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	19,886	65,687
Bunzl plc (Industrials, Trading Companies & Distributors)	873	11,008
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,171	25,408
Cairn Energy plc (Energy, Oil, Gas & Consumable Fuels)†	3,676	26,679
Capita Group plc (Industrials, Commercial Services & Supplies)	1,525	18,463
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	445	17,869
Centrica plc (Utilities, Multi-Utilities)	13,296	69,575
Cobham plc (Industrials, Aerospace & Defense)	3,032	11,302
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,764	46,315
Diageo plc (Consumer Staples, Beverages)	6,367	135,530
Essar Energy plc (Energy, Oil, Gas & Consumable Fuels)	856	6,420
Eurasian Natural Resources Corporation (Materials, Metals & Mining)	677	9,416
Experian Group Limited (Financials, Diversified Financial Services)	2,550	33,558
Fresnillo plc (Materials, Metals & Mining)	472	11,320
G4S plc (Industrials, Commercial Services & Supplies)	3,654	17,185
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†	16,000	25,816
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	13,329	289,426
Glencore International plc (Materials, Metals & Mining)	2,119	18,513
Hammerson plc (Financials, REIT)	1,900	14,987
Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	2,187	7,735
HSBC Holdings plc (Financials, Commercial Banks)	45,173	471,717
ICAP plc (Financials, Capital Markets)	1,464	11,663
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	2,616	93,640
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	1,153	11,437
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	768	16,361
International Power plc (Utilities, Independent Power Producers & Energy Traders)	4,003	20,999
Intertek Group plc (Industrials, Commercial Services & Supplies)	409	13,766
Invensys plc (Industrials, Machinery)	2,127	10,840
Investec plc (Financials, Capital Markets)	1,364	11,331
ITV plc (Consumer Discretionary, Media)†	9,733	11,376
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	3,303	18,778
Johnson Matthey plc (Materials, Chemicals)	558	19,451
Kazakhmys plc (Materials, Metals & Mining)	540	11,672
Kingfisher plc (Consumer Discretionary, Specialty Retail)	6,204	29,300
Land Securities Group plc (Financials, REIT)	1,950	26,688
Legal & General Group plc (Financials, Insurance)	15,410	29,684
Liberty International plc (Financials, REIT)	1,382	9,289
Lloyds TSB Group plc (Financials, Commercial Banks)†	105,099	89,902
London Stock Exchange Group plc (Financials, Diversified Financial Services)	442	7,129
Lonmin plc (Materials, Metals & Mining)	458	12,055
Man Group plc (Financials, Capital Markets)	4,465	18,869
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	4,158	27,284
National Grid plc (Utilities, Multi-Utilities)	9,029	92,978
Next plc (Consumer Discretionary, Multiline Retail)	452	16,878
Old Mutual plc (Financials, Insurance)	14,418	31,118

112	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

United Kingdom (continued)
Pearson plc (Consumer Discretionary, Media)	2,045	$38,417
Petrofac Limited (Energy, Energy Equipment & Services)	672	17,720
Prudential plc (Financials, Insurance)	6,586	79,900
Reckitt Benckiser Group (Consumer Staples, Household Products)	1,585	89,614
Reed Elsevier plc (Consumer Discretionary, Media)	3,197	28,977
Resolution Limited (Financials, Insurance)	3,917	20,078
Rexam plc (Materials, Containers & Packaging)	2,310	15,200
Rio Tinto plc (Materials, Metals & Mining)	3,719	259,699
Rolls Royce Holdings plc (Industrials, Aerospace & Defense)(a)	472,992	778
Rolls Royce Holdings plc (Industrials, Aerospace & Defense)	4,727	49,455
Royal Bank of Scotland Group plc (Financials, Commercial Banks)†	45,689	32,017
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	9,048	326,256
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	6,915	250,140
SABMiller plc (Consumer Staples, Beverages)	2,440	90,290
Sage Group plc (Information Technology, Software)	3,406	16,260
Schroders plc (Financials, Capital Markets)	276	7,437
Scottish & Southern Energy plc (Utilities, Electric Utilities)	2,383	54,018
Segro plc (Financials, REIT)	1,793	9,577
Serco Group plc (Industrials, Commercial Services & Supplies)	1,298	12,320
Severn Trent plc (Utilities, Water Utilities)	602	14,993
Shire Limited (Health Care, Pharmaceuticals)	1,417	44,685
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	2,242	24,968
Smiths Group plc (Industrials, Industrial Conglomerates)	1,055	21,450
Standard Chartered plc (Financials, Commercial Banks)	6,083	162,906
Standard Life plc (Financials, Insurance)	6,189	21,370
Tesco plc (Consumer Staples, Food & Staples Retailing)	20,432	140,845
TUI Travel plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,657	6,406
Tullow Oil plc (Energy, Oil, Gas & Consumable Fuels)	2,267	50,233
Unilever plc (Consumer Staples, Food Products)	3,295	106,834
United Utilities Group plc (Utilities, Multi-Utilities)	1,772	18,131
Vedanta Resources plc (Materials, Metals & Mining)	299	10,585
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	133,240	370,304
Weir Group plc (Industrials, Machinery)	554	18,181
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	448	12,020
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	5,584	27,888
WPP plc (Consumer Discretionary, Media)	3,327	41,433
Xstrata plc (Materials, Metals & Mining)	5,333	125,055

		6,441,575

United States: 0.17%
NYSE Euronext (Financials, Diversified Financial Services)	1	36
Synthes Incorporated (Health Care, Health Care Equipment & Supplies)†	148	25,769
Wolseley plc (Industrials, Trading Companies & Distributors)	710	24,036

		49,841

Total Common Stocks (Cost $25,189,665)		29,572,758

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	113

INTERNATIONAL INDEX PORTFOLIO

Security Name	Dividend Yield		Shares	Value

Preferred Stocks: 0.49%

Germany: 0.49%
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	3.19%		124	$7,408
Henkel KGaA (Consumer Staples, Household Products)	1.48		469	33,180
Porsche AG (Consumer Discretionary, Automobiles)	0.18		404	28,093
ProSiebenSat.1 (Consumer Discretionary, Media)	0.10		200	5,179
RWE AG (Utilities, Electric Utilities)	9.59		116	6,369
Volkswagen AG (Consumer Discretionary, Automobiles)	1.77		369	65,529

Total Preferred Stocks (Cost $105,050)				145,758

		Expiration Date

Rights: 0.02%

Austria: 0.00%
OMV AG (Energy, Oil, Gas & Consumable Fuels(a)†		06/06/2011	389	0

Belgium: 0.00%
Dexia SA (Financials, Commercial Banks(a)†		06/08/2011	1,642	318

France: 0.00%
Eurazeo (Financials, Diversified Financial Services)†		06/21/2011	86	129

Germany: 0.01%
Commerzbank AG (Financials, Commercial Banks)†		06/06/2011	1,842	2,346

Italy: 0.01%
Intesa Sanpaolo SpA (Financials, Commercial Banks)†«		06/10/2011	22,268	3,938

Portugal: 0.00%
Banco Comercial Portugues SA (Financials, Commercial Banks)†		06/09/2011	8,714	138

Spain: 0.00%
Gas Natural SA (Utilities, Gas Utilities)†		06/21/2011	683	469

Total Rights (Cost $9,741)				7,338

Warrants: 0.00%

Hong Kong
Henderson Land Development (Financials, Real Estate Management & Development)†		06/01/2011	1,200	2

Singapore
Golden Agri-Resources Limited (Consumer Staples, Food Products)†		07/23/2012	2,828	378

Total Warrants (Cost $0)				380

114	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Yield	Shares	Value

Short-Term Investments: 4.41%

Investment Companies: 4.41%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05%	313,225	$313,225
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18	1,008,812	1,008,812

Total Short-Term Investments (Cost $1,322,037)			1,322,037

Total Investments in Securities
(Cost $26,626,493)*	103.49%	31,048,271
Other Assets and Liabilities, Net	(3.49)	(1,046,719)

Total Net Assets	100.00%	$30,001,553

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

†	Non-income earning securities.

*	Cost for federal income tax purposes is $28,094,430 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,523,260
Gross unrealized depreciation	(3,569,419)

Net unrealized appreciation	$2,953,841

The following table shows the percent of total long-term investments by sector as of May 31, 2011:

Financials	24%
Industrials	12%
Consumer Discretionary	11%
Materials	11%
Consumer Staples	10%
Health Care	9%
Energy	8%
Telecommunication Services	6%
Information Technology	5%
Utilities	4%

100%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	115

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 96.36%

Australia: 5.53%
Bendigo Bank Limited (Financials, Commercial Banks)	272,500	$2,604,108
BlueScope Steel Limited (Industrials, Professional Services)	404,900	631,205
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	627,100	3,207,316
Downer EDI Limited (Industrials, Commercial Services & Supplies)	425,500	1,771,877
Goodman Fielder Limited (Consumer Staples, Food Products)	1,718,600	1,880,911
Grain Corporation Limited (Consumer Staples, Food Products)	172,108	1,516,088
Metcash Limited (Consumer Staples, Food & Staples Retailing)	446,500	1,868,861
Mincor Resources NL (Materials, Metals & Mining)	570,994	682,840
OneSteel Limited (Materials, Metals & Mining)	934,300	1,880,473
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	795,448
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	818,100	2,638,049

		19,477,176

Austria: 1.21%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	22,100	1,101,853
OMV AG (Energy, Oil, Gas & Consumable Fuels)«	41,100	1,707,278
Voestalpine AG (Materials, Metals & Mining)	29,200	1,461,515

		4,270,646

Belgium: 2.03%
Delhaize Group (Consumer Staples, Food & Staples Retailing)«	39,400	3,258,579
KBC Groep NV (Financials, Commercial Banks)	53,400	2,258,560
Tessenderlo Chemie NV (Materials, Chemicals)«†	37,000	1,626,686

		7,143,825

Brazil: 1.39%
Banco do Brasil SA (Financials, Commercial Banks)	130,500	2,320,092
Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities)	84,400	2,583,220

		4,903,312

Canada: 1.38%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)«	39,900	1,931,475
Metro Incorporated (Consumer Staples, Food & Staples Retailing)«	58,500	2,921,226

		4,852,701

China: 1.67%
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	4,269,000	4,281,433
China Railway Construction Corporation (Industrials, Construction & Engineering)	1,747,500	1,584,071

		5,865,504

Denmark: 0.95%
Danske Bank (Financials, Commercial Banks)	45,600	959,509
H. Lundbeck A/S (Health Care, Pharmaceuticals)	93,000	2,391,359

		3,350,868

Finland: 0.77%
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	183,900	1,257,089
TietoEnator Oyj (Information Technology, IT Services)	82,700	1,442,444

		2,699,533

116	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

France: 9.01%
AXA SA (Financials, Insurance)	54,000	$1,153,237
BNP Paribas SA (Financials, Commercial Banks)	30,200	2,356,445
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,800	2,176,149
Credit Agricole SA (Financials, Commercial Banks)«	209,400	3,200,310
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	86,100	1,970,113
Rallye SA (Consumer Staples, Food & Staples Retailing)«†	31,200	1,526,597
Sanofi-Aventis SA (Health Care, Pharmaceuticals)«	84,100	6,658,975
SCOR SE (Financials, Insurance)«	109,700	3,045,297
Societe Generale (Financials, Commercial Banks)«	17,600	1,044,533
Total SA (Energy, Oil, Gas & Consumable Fuels)«	85,500	4,925,411
Vivendi SA (Consumer Discretionary, Media)	130,400	3,639,638

		31,696,705

Germany: 7.03%
Allianz AG (Financials, Insurance)	33,100	4,581,457
BASF SE (Materials, Chemicals)	46,500	4,300,159
Deutsche Bank AG (Financials, Capital Markets)«	41,200	2,455,533
E.ON AG (Utilities, Electric Utilities)	52,800	1,499,553
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	1,646,855
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	3,022,138
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,617,075
RWE AG (Utilities, Multi-Utilities)	40,900	2,385,562
Thyssenkrupp AG (Materials, Metals & Mining)	68,300	3,244,078

		24,752,410

Hong Kong: 1.85%
Cathay Pacific Airways Limited (Industrials, Airlines)	543,000	1,301,410
Chaoda Modern Agriculture Limited (Consumer Staples, Food Products)	2,260,000	1,112,950
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	1,133,500	698,112
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment & Instruments)	2,204,000	1,890,191
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	429,500	1,491,061

		6,493,724

India: 0.93%
Tata Steel Limited GDR (Industrials, Machinery)	245,900	3,270,470

Ireland: 0.02%
Allied Irish Banks plc (Financials, Commercial Banks)†	79,300	20,998
Bank of Ireland plc (Financials, Commercial Banks)†	225,000	42,741
Irish Life & Permanent Group Holdings plc (Financials, Insurance)†	111,500	16,848

		80,587

Israel: 0.66%
Bank Hapoalim Limited (Financials, Commercial Banks)†	451,300	2,322,172

Italy: 2.58%
Benetton Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	141,055	1,125,592
Enel SpA (Utilities, Multi-Utilities)	688,400	4,729,488
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	135,200	3,241,474

		9,096,554

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	117

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Japan: 17.65%
Adeka Corporation (Materials, Chemicals)	203,200	$1,937,019
Chiba Bank Limited (Financials, Commercial Banks)	208,000	1,245,295
Comsys Holdings Corporation (Industrials, Construction & Engineering)	169,600	1,647,935
Edion Corporation (Consumer Discretionary, Specialty Retail)«	73,600	624,846
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	63,300	1,219,249
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	262,000	1,918,955
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	378,000	1,493,265
Hitachi Capital Corporation (Financials, Consumer Finance)	57,700	758,149
Itochu Corporation (Industrials, Trading Companies & Distributors)	168,000	1,727,199
JX Holdings Incorporated (Energy, Energy Equipment & Services)	408,000	2,672,948
Kaneka Corporation (Industrials, Professional Services)	52,000	348,325
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	500	3,570,114
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,858,300
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	1,271,010
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,589,400
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	39,100	1,527,831
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	895,884
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	54,300	921,987
Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	498,000	1,588,517
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,831,300	2,875,799
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	73,100	1,703,066
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment & Instruments)	107,000	1,507,005
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	74,600	3,496,160
Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	170,000	1,240,952
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	1,400	2,607,287
Rengo Company Limited (Materials, Containers & Packaging)	208,000	1,365,231
Ryosan Company Limited (Information Technology, Electronic Equipment & Instruments)	40,000	843,087
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,336,327
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	80,800	1,560,290
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,256,018
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,783,217
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	69,900	2,015,274
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	396,000	1,355,466
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	34,400	1,631,162
The Keiyo Bank Limited (Financials, Commercial Banks)	62,000	297,411
Toshiba TEC Corporation (Information Technology, Office Electronics)	234,000	1,067,943
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	29,400	1,350,791

		62,108,714

Liechtenstein: 0.29%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	7,800	1,015,125

Netherlands: 2.15%
Aegon NV (Financials, Insurance)	151,800	1,062,130
ING Groep NV (Financials, Diversified Financial Services)†	237,100	2,859,003
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	52,700	3,529,240
Nutreco Holding NV (Consumer Staples, Food Products)	1,740	132,739

		7,583,112

118	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Norway: 1.36%
Atea ASA (Information Technology, IT Services)†	158,200	$1,674,649
DnB Nor ASA (Financials, Commercial Banks)	98,900	1,490,484
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)«	61,700	1,627,107

		4,792,240

Philippines: 0.25%
Universal Robina Corporation (Consumer Staples, Food Products)	859,500	873,209

Portugal: 0.26%
Banco BPI SA (Financials, Commercial Banks)«†	245,688	389,280
Banco Espirito Santo SA (Financials, Commercial Banks)«	131,400	514,346

		903,626

Russia: 1.58%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	74,114	1,643,107
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	19,687
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)«	60,400	3,883,720

		5,546,514

Singapore: 0.51%
United Overseas Bank Limited (Financials, Commercial Banks)	113,000	1,781,100

South Africa: 0.62%
Exxaro Resources Limited (Materials, Metals & Mining)	91,400	2,167,451

South Korea: 2.26%
Industrial Bank of Korea (Financials, Commercial Banks)†	192,500	3,389,242
POSCO (Materials, Metals & Mining)†	5,700	2,310,847
Woori Finance Holdings Company Limited (Financials, Commercial Banks)†	174,300	2,236,997

		7,937,086

Spain: 3.98%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	185,200	2,162,820
Banco Espanol de Credito SA (Financials, Commercial Banks)«	146,100	1,251,002
Banco Santander Central Hispano SA (Financials, Commercial Banks)	430,300	5,117,437
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	4,218,841
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)«	52,400	1,272,524

		14,022,624

Sweden: 2.18%
Boliden AB (Materials, Metals & Mining)	169,300	3,311,136
Saab AB (Industrials, Aerospace & Defense)†	113,500	2,777,062
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	101,800	1,582,725

		7,670,923

Switzerland: 7.37%
Baloise Holding AG (Financials, Insurance)	28,800	3,035,667
Clariant AG (Materials, Chemicals)	101,215	2,223,906
Credit Suisse Group AG (Financials, Capital Markets)	76,500	3,284,594
Georg Fischer AG (Industrials, Machinery)	1,800	1,118,537
Novartis AG (Health Care, Pharmaceuticals)	82,500	5,320,084

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	119

INTERNATIONAL VALUE PORTFOLIO

Security Name		Shares	Value

Switzerland (continued)
Roche Holdings AG (Health Care, Pharmaceuticals)		29,500	$5,188,182
Swiss Re Limited (Financials, Insurance)		28,900	1,719,633
Zurich Financial Services AG (Financials, Insurance)		15,200	4,065,096

			25,955,699

Thailand: 0.87%
Charoen Pokhand Foods plc (Consumer Staples, Food Products)		3,105,400	3,074,653

United Kingdom: 18.02%
Amlin plc (Financials, Insurance)		190,400	1,331,133
AstraZeneca plc (Health Care, Pharmaceuticals)		109,800	5,739,230
Aviva plc (Financials, Insurance)		220,500	1,584,734
BAE Systems plc (Industrials, Aerospace & Defense)		684,100	3,715,886
Barclays plc (Financials, Commercial Banks)		242,900	1,105,411
BP plc (Energy, Oil, Gas & Consumable Fuels)		459,300	3,538,610
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		1,421,700	4,696,101
Charter International plc (Industrials, Machinery)		87,468	1,122,301
DS Smith plc (Industrials, Professional Services)		390,000	1,353,670
Firstgroup plc (Industrials, Road & Rail)		254,700	1,417,414
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		213,300	4,631,594
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		184,200	1,482,016
Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)		442,800	1,566,072
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)		679,100	1,670,093
LogicaCMG plc (Industrials, Professional Services)		949,700	2,155,913
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		632,790	1,113,805
Next plc (Consumer Discretionary, Multiline Retail)		42,900	1,601,950
Old Mutual plc (Financials, Insurance)		1,123,200	2,424,134
Pace plc (Consumer Discretionary, Household Durables)		374,800	726,291
Premier Foods plc (Consumer Staples, Food Products)†		315,100	167,216
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)		443,900	1,004,046
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		14,300	509,745
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		264,000	9,549,813
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		389,400	963,406
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,753,591
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		1,698,900	4,721,628
WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)		223,600	1,785,769

			63,431,572

Total Common Stocks (Cost $346,867,862)			339,139,835

	Expiration Date

Rights: 0.00%

Austria: 0.00%
OMV AG (Energy, Oil, Gas & Consumable Fuels)« †(a)(i)	06/10/2011	41,100	0

Total Rights (Cost $0)			0

120	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL VALUE PORTFOLIO

Security Name	Yield	Shares	Value

Short-Term Investments: 11.94%

Investment Companies: 11.94%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.05%	3,578,163	$3,578,163
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.18	38,455,761	38,455,761

Total Short-Term Investments (Cost $42,033,924)			42,033,924

Total Investments in Securities
(Cost $388,901,786)*	108.30%	381,173,759
Other Assets and Liabilities, Net	(8.30)	(29,209,088)

Total Net Assets	100.00%	$351,964,671

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $389,792,791 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$35,016,785
Gross unrealized depreciation	(43,635,817)

Net unrealized depreciation	$(8,619,032)

The following table shows the percent of total long-term investments by sector as of May 31, 2011:

Financials	27%
Energy	12%
Industrials	12%
Health Care	11%
Materials	9%
Consumer Discretionary	8%
Telecommunication Services	8%
Consumer Staples	7%
Information Technology	3%
Utilities	3%

100%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	121

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 95.43%

Consumer Discretionary: 7.41%

Auto Components: 0.65%
Gentex Corporation	12,250	$359,538

Diversified Consumer Services: 0.39%
Cambium Learning Group Incorporated†	43,594	144,732
Corinthian Colleges Incorporated†	18,610	71,835
Voyager Expanded Learning Corporation(a)(i)	58,950	0

		216,567

Hotels, Restaurants & Leisure: 0.86%
Century Casinos Incorporated†	144,385	410,053
Empire Resorts Incorporated	117,099	67,906

		477,959

Household Durables: 2.51%
Cavco Industries Incorporated†	16,001	690,603
KB Home Incorporated	6,655	81,723
Nobility Homes Incorporated†(a)	25,495	210,970
Skyline Corporation	22,290	406,793

		1,390,089

Media: 0.69%
Outdoor Channel Holdings Incorporated	62,212	379,493

Specialty Retail: 2.31%
Collective Brands Incorporated†	28,035	437,346
Monro Muffler Brake Incorporated	12,380	400,493
rue21 Incorporated†	3,750	126,900
Talbots Incorporated†	30,960	147,679
Vitamin Shoppe Incorporated†	4,050	164,957

		1,277,375

Consumer Staples: 0.73%

Personal Products: 0.73%
Prestige Brands Holdings Incorporated†	31,212	402,947

Energy: 23.01%

Energy Equipment & Services: 10.15%
Global Industries Limited†	88,807	556,820
Helix Energy Solutions Group Incorporated†	34,040	596,381
Helmerich & Payne Incorporated	5,325	333,771
ION Geophysical Corporation†	73,715	743,784
Key Energy Services Incorporated†	31,675	560,014
Matrix Service Company†	51,483	688,328
Newpark Resources Incorporated†	100,245	973,379
Oceaneering International Incorporated	5,940	484,110
PHI Incorporated (non-voting)†	10,820	229,384
PHI Incorporated (voting)†	3,807	76,978
Willbros Group Incorporated†	37,244	370,205

		5,613,154

122	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 12.86%
El Paso Corporation	11,175	$235,234
Endeavour International Corporation†	20,988	296,980
Energy XXI Bermuda Limited†	8,490	291,292
Forest Oil Corporation†	10,185	304,532
InterOil Corporation†	47,564	2,901,404
McMoRan Exploration Company†	84,079	1,548,735
PetroQuest Energy Incorporated†	10,985	87,770
Range Resources Corporation	20,720	1,158,662
SandRidge Energy Incorporated†	7,205	81,561
Triangle Petroleum Corporation†	29,808	206,271

		7,112,441

Financials: 18.88%

Capital Markets: 0.49%
Artio Global Investos Incorporated	19,320	270,287

Commercial Banks: 4.92%
1st United Bancorp Incorporated†	44,186	275,279
Bancorp Incorporated†	15,365	155,647
Center Financial Corporation†	21,476	140,453
City National Corporation	5,840	328,967
First Horizon National Corporation	17,410	182,979
IBERIABANK Corporation	7,010	411,838
M&T Bank Corporation	815	71,965
Pacific Premier Bancorp Incorporated†	31,329	214,290
Park Sterling Corporation†	13,365	66,825
Sterling Bancorp	15,940	152,068
Univest Corporation of Pennsylvania	8,126	138,386
Washington Banking Company	12,010	159,373
Western Liberty Bancorp†	8,980	33,406
Whitney Holding Corporation	28,930	388,530

		2,720,006

Insurance: 2.45%
Argo Group International Holdings Limited	23,620	697,971
Hilltop Holdings Incorporated†	38,530	379,521
Mercury General Corporation	6,640	276,689

		1,354,181

REIT: 10.67%
Annaly Capital Management Incorporated	12,355	223,996
Anworth Mortgage Asset Corporation	59,240	429,490
Capstead Mortgage Corporation	52,965	702,846
Chimera Investment Corporation	498,680	1,949,839
Crexus Investment Corporation	23,625	267,199
Hatteras Financial Corporation	13,080	382,067
Invesco Mortgage Capital	3,850	87,665
MFA Mortgage Investments Incorporated	80,070	659,777
Origen Financial Incorporated	178,860	318,371
Redwood Trust Incorporated	21,261	330,609
UMH Properties Incorporated	55,071	553,464

		5,905,323

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	123

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Thrifts & Mortgage Finance: 0.35%
First Niagara Financial Group Incorporated	10,125	$143,775
Northwest Bancshares Incorporated	4,210	52,836

		196,611

Health Care: 6.30%

Biotechnology: 0.88%
Infinity Pharmaceuticals Incorporated†	68,025	487,059

Health Care Equipment & Supplies: 1.93%
Allied Healthcare Products Incorporated†	74,547	309,370
Orasure Technologies Incorporated†	88,280	760,974

		1,070,344

Health Care Providers & Services: 1.95%
Cross Country Healthcare Incorporated†	31,794	243,860
Ensign Group Incorporated	8,635	258,187
Gentiva Health Services Incorporated†	17,120	419,098
PharMerica Corporation†	12,765	157,520

		1,078,665

Health Care Technology: 0.67%
Omnicell Incorporated†	23,925	368,684

Life Sciences Tools & Services: 0.87%
Accelrys Incorporated†	37,235	269,209
Nordion Incorporated	18,975	212,141

		481,350

Industrials: 13.70%

Air Freight & Logistics: 0.33%
Pacer International Incorporated†	34,825	181,787

Airlines: 0.76%
JetBlue Airways Corporation†	69,405	421,288

Building Products: 0.20%
Patrick Industries Incorporated†	49,074	109,435

Commercial Services & Supplies: 4.83%
ABM Industries Incorporated	26,363	600,549
ACCO Brands Corporation†	51,810	430,023
GEO Group Incorporated	39,684	975,830
Healthcare Services Group	14,789	252,300
Newalta Incorporated	13,225	177,271
SFN Group Incorporated†	22,805	236,944

		2,672,917

Construction & Engineering: 3.80%
Chicago Bridge & Iron Company NV	16,645	633,509
Integrated Electrical Services Incorporated†	38,415	124,465

124	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Construction & Engineering (continued)
MYR Group Incorporated†	9,760	$220,088
Primoris Services Corporation	71,501	905,918
Sterling Construction Company Incorporated†	16,438	218,954

		2,102,934

Electrical Equipment: 0.89%
GrafTech International Limited†	23,105	488,440

Machinery: 1.39%
Actuant Corporation Class A	14,325	360,131
Hardinge Incorporated	37,735	409,802

		769,933

Professional Services: 1.50%
Hill International Incorporated†	180,390	829,794

Information Technology: 11.71%

Communications Equipment: 4.32%
Bigband Networks Incorporated†	76,125	159,863
Brocade Communications Systems Incorporated†	71,960	479,973
China GrenTech Corporation Limited ADR†	103,954	273,399
MRV Communications Incorporated†	458,445	641,823
Sandvine Corporation†	418,175	833,381

		2,388,439

Computers & Peripherals: 2.13%
Cray Incorporated†	52,585	336,544
Intermec Incorporated†	69,575	840,466

		1,177,010

Electronic Equipment & Instruments: 2.83%
Coherent Incorporated†	10,803	606,048
OSI Systems Incorporated†	13,265	530,335
Power One Incorporated†	51,430	431,498

		1,567,881

IT Services: 1.16%
Tier Technologies Incorporated Class B†	134,052	642,109

Semiconductors & Semiconductor Equipment: 1.27%
MEMC Electronic Materials Incorporated†	42,725	449,467
Trident Microsystems Incorporated†	259,372	254,236

		703,703

Materials: 12.90%

Chemicals: 0.38%
International Flavors & Fragrances Incorporated	3,310	212,039

Containers & Packaging: 0.49%
Intertape Polymer Group Incorporated†	162,629	268,338

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	125

SMALL CAP VALUE PORTFOLIO

Security Name		Shares	Value

Metals & Mining: 11.74%
Eldorado Gold Corporation		17,855	$283,716
Goldcorp Incorporated		9,265	463,899
Great Basin Gold Limited†		151,360	311,802
Jaguar Mining Incorporated†		44,910	243,412
Petaquilla Minerals Limited†		117,155	81,634
Randgold Resources Limited ADR		37,900	3,106,284
Royal Gold Incorporated		10,800	669,816
San Gold Corporation†		88,445	279,442
Sandstorm Gold Limited†		715,700	738,711
Sandstorm Metals & Energy Limited†		68,099	37,956
Silver Standard Resources Incorporated†		9,399	276,989

			6,493,661

Paper & Forest Products: 0.29%
Wausau Paper Corporation		23,205	159,186

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.79%
Cincinnati Bell Incorporated†		137,080	435,901

Total Common Stocks (Cost $45,096,748)			52,786,868

	Expiration Date

Warrants: 0.03%

Health Care: 0.03%

Health Care Equipment & Supplies: 0.03%
EnteroMedics Incorporated(a)(†)(i)	05/14/2016	9,104	18,117

Total Warrants (Cost $0)			18,117

Investment Companies: 0.49%
KBW Regional Banking ETF		10,322	267,237

Total Investment Companies (Cost $247,316)			267,237

126	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

SMALL CAP VALUE PORTFOLIO

Security Name	Yield	Shares	Value

Short-Term Investments: 4.31%

Investment Companies: 4.31%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.05%	2,384,968	$2,384,968

Total Short-Term Investments (Cost $2,384,968)			2,384,968

Total Investments in Securities
(Cost $47,729,032)*	100.26%	55,457,190
Other Assets and Liabilities, Net	(0.26)	(142,966)

Total Net Assets	100.00%	$55,314,224

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $49,723,483 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,837,710
Gross unrealized depreciation	(5,104,003)

Net unrealized appreciation	$5,733,707

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	127

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.15%

Consumer Discretionary: 14.67%

Auto Components: 2.55%
Gentex Corporation	156,030	$4,579,481
Modine Manufacturing Company †	144,820	2,299,742
Stoneridge Incorporated†	108,330	1,659,616

		8,538,839

Hotels, Restaurants & Leisure: 0.42%
Caribou Coffee Company Incorporated†	131,060	1,393,168

Media: 0.93%
Arbitron Incorporated	72,900	3,112,830

Multiline Retail: 0.73%
99 Cents Only Stores†«	117,560	2,428,790

Specialty Retail: 8.29%
Ascena Retail Group Incorporated†	78,450	2,624,937
Chico’s FAS Incorporated	237,730	3,584,968
Dick’s Sporting Goods Incorporated†	93,860	3,729,996
Express Incorporated	104,560	2,208,307
Finish Line Incorporated Class A	161,320	3,720,039
GNC Holdings Incorporated Class A†	208,050	4,229,657
rue21 Incorporated†«	48,910	1,655,114
Sonic Automotive Incorporated«	247,760	3,238,223
Stage Stores Incorporated	152,420	2,749,657

		27,740,898

Textiles, Apparel & Luxury Goods: 1.75%
Hanesbrands Incorporated†	108,930	3,301,668
Warnaco Group Incorporated†«	46,680	2,574,402

		5,876,070

Consumer Staples: 3.21%

Beverages: 0.41%
Primo Water Corporation†«	95,730	1,354,580

Food & Staples Retailing: 1.28%
United Natural Foods Incorporated†«	98,090	4,267,896

Food Products: 0.76%
Darling International Incorporated†	133,520	2,556,908

Personal Products: 0.76%
Elizabeth Arden Incorporated†	83,170	2,555,814

Energy: 7.77%

Energy Equipment & Services: 3.35%
Complete Production Services Incorporated†	98,340	3,263,905
Helix Energy Solutions Group Incorporated†	74,860	1,311,547

128	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Energy Equipment & Services: (continued)
Pioneer Drilling Company†	224,845	$3,291,731
Superior Energy Services Incorporated†	88,930	3,332,207

		11,199,390

Oil, Gas & Consumable Fuels: 4.42%
Abraxas Petroleum Corporation†«	539,310	2,372,964
Gevo Incorporated†«	85,110	1,640,921
Goodrich Petroleum Corporation†«	125,810	2,572,815
Gulfport Energy Corporation†	73,310	2,169,243
Rosetta Resources Incorporated†	89,300	4,389,095
SandRidge Energy Incorporated†«	145,970	1,652,380

		14,797,418

Financials: 8.91%

Capital Markets: 2.36%
Evercore Partners Incorporated Class A	89,000	3,293,890
LPL Investment Holdings Incorporated†	86,370	3,104,138
Medley Capital Corporation«	126,940	1,490,276

		7,888,304

Commercial Banks: 1.59%
Signature Bank†	43,080	2,452,114
SVB Financial Group†«	48,480	2,878,742

		5,330,856

Consumer Finance: 0.91%
Dollar Financial Corporation†	134,345	3,050,975

Diversified Financial Services: 1.61%
Encore Capital Group Incorporated†	116,595	3,858,129
New Mountain Finance Corporation†	116,235	1,525,003

		5,383,132

Insurance: 0.90%
Argo Group International Holdings Limited	101,320	2,994,006

REIT: 0.44%
Chatham Lodging Trust	90,480	1,482,967

Real Estate Management & Development: 1.10%
Altisource Portfolio Solutions†	66,590	2,378,595
Ryland Group Incorporated	72,020	1,316,526

		3,695,121

Health Care: 16.94%

Biotechnology: 2.22%
Complete Genomics Incorporated†	115,150	1,840,097
Gen-Probe Incorporated†	20,680	1,691,417

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	129

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Biotechnology: (continued)
Seattle Genetics Incorporated«†	126,030	$2,441,201
Solazyme Incorporated†	65,290	1,470,984

		7,443,699

Health Care Equipment & Supplies: 5.74%
Alere Incorporated†	108,950	4,358,000
DexCom Incorporated†	130,120	2,051,992
Endologix Incorporated†	324,031	2,776,946
SonoSite Incorporated†	69,045	2,465,597
Spectranetics Corporation†	238,990	1,436,330
Tornier NV†«	103,160	2,842,058
Zoll Medical Corporation†«	53,840	3,274,010

		19,204,933

Health Care Providers & Services: 3.41%
Accretive Health Incorporated«	107,890	2,626,043
Catalyst Health Solutions Incorporated†	68,070	4,154,312
Examworks Group Incorporated«	114,120	2,898,648
Hanger Orthopedic Group Incorporated†	68,990	1,735,099

		11,414,102

Health Care Technology: 2.12%
Medidata Solutions Incorporated†	122,310	2,811,907
Omnicell Incorporated†	278,000	4,283,980

		7,095,887

Life Sciences Tools & Services: 2.18%
Covance Incorporated†	56,210	3,308,521
ICON plc ADR†	116,270	2,975,349
Pacific BioSciences of California†	84,020	1,005,719

		7,289,589

Pharmaceuticals: 1.27%
Nektar Therapeutics†«	198,980	1,926,126
Salix Pharmaceuticals Limited†	58,190	2,329,346

		4,255,472

Industrials: 19.13%

Aerospace & Defense: 1.74%
Esterline Technologies Corporation†	44,550	3,368,871
Kratos Defense & Security Solutions Incorporated†	203,480	2,470,247

		5,839,118

Air Freight & Logistics: 1.61%
Atlas Air Worldwide Holdings Incorporated†	28,460	1,801,233
Hub Group Incorporated Class A†«	94,360	3,600,778

		5,402,011

130	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Airlines: 0.65%
Spirit Airlines Incorporated†	184,480	$2,176,864

Commercial Services & Supplies: 1.87%
Copart Incorporated†	38,691	1,818,477
Higher One†«	101,450	1,555,229
SFN Group Incorporated†	278,400	2,892,576

		6,266,282

Electrical Equipment: 3.49%
EnerSys†	64,160	2,296,928
General Cable Corporation«	100,580	4,199,215
Sensata Technologies Holdings NV†	142,500	5,169,900

		11,666,043

Machinery: 3.58%
Actuant Corporation Class A	97,120	2,441,597
Briggs & Stratton Corporation«	144,020	3,002,817
Columbus Mckinnon Corporation†	85,740	1,671,930
Freightcar America Incorporated	90,200	2,494,030
Wabash National Corporation†«	247,170	2,390,134

		12,000,508

Marine: 0.64%
Box Ships Incorporated†	196,750	2,134,738

Road & Rail: 2.83%
Genesee & Wyoming Incorporated†	45,120	2,677,872
Hertz Global Holdings Incorporated†	165,720	2,676,378
Swift Transportation Company†	205,910	2,790,081
Werner Enterprises Incorporated«	52,730	1,322,468

		9,466,799

Trading Companies & Distributors: 2.72%
Beacon Roofing Supply Incorporated†	142,850	3,129,844
Kaman Corporation Class A	106,250	3,833,500
MSC Industrial Direct Company	30,760	2,138,128

		9,101,472

Information Technology: 22.74%

Communications Equipment: 1.62%
Aruba Networks Incorporated†«	74,190	2,108,480
Riverbed Technology Incorporated†	87,440	3,315,725

		5,424,205

Electronic Equipment & Instruments: 3.43%
Mercury Computer Systems Incorporated†	90,770	1,735,522
Methode Electronics Incorporated	209,030	2,499,999
OSI Systems Incorporated†	91,630	3,663,367
Rofin-Sinar Technologies Incorporated†	98,760	3,569,186

		11,468,074

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	131

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Internet Software & Services: 1.11%
Vocus Incorporated†	136,050	$3,706,002

IT Services: 0.99%
Interxion Holding NV†	236,230	3,333,205

Semiconductors & Semiconductor Equipment: 3.35%
Atmel Corporation†	232,120	3,486,442
Inphi Corporation†	38,170	757,293
Microsemi Corporation†«	135,790	2,994,170
NetLogic Microsystems Incorporated†	59,060	2,263,179
PMC-Sierra Incorporated†	219,090	1,717,666

		11,218,750

Software: 12.24%
Bottomline Technologies Incorporated†«	111,510	2,899,260
Broadsoft Incorporated†	46,060	1,821,212
Cadence Design Systems Incorporated†«	399,800	4,273,862
CommVault Systems Incorporated†	56,080	2,318,347
Concur Technologies Incorporated†«	43,052	2,151,308
Parametric Technology Corporation†	179,600	4,182,884
Realpage Incorporated†	91,090	2,682,601
Rovi Corporation†	30,630	1,775,315
Solarwinds Incorporated†	73,900	1,821,635
Sourcefire Incorporated†«	69,850	1,865,694
SS&C Technologies Holdings†	215,890	4,220,650
SuccessFactors Incorporated†«	136,760	4,796,173
Synchronoss Technologies Incorporated†	130,960	4,203,816
Ultimate Software Group Incorporated†	34,630	1,952,439

		40,965,196

Materials: 3.78%

Chemicals: 2.57%
Methanex Corporation	79,140	2,525,357
Olin Corporation	126,490	3,038,290
STR Holdings Incorporated†«	84,500	1,335,945
Zep Incorporated	91,350	1,701,851

		8,601,443

Metals & Mining: 1.21%
Minefinders Corporation Limited†«	126,820	1,694,310
Steel Dynamics Incorporated	138,690	2,371,599

		4,065,909

Total Common Stocks (Cost $241,079,400)		325,188,263

132	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Short-Term Investments: 19.67%

Corporate Bonds & Notes: 0.64%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$1,961,964	$826,576
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	2,360,443	1,321,848

				2,148,424

	Yield		Shares

Investment Companies: 19.03%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05%		10,073,777	10,073,777
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18		53,618,394	53,618,394

				63,692,171

Total Short-Term Investments (Cost $64,778,805)				65,840,595

Total Investments in Securities
(Cost $305,858,205)*	116.82%	391,028,858
Other Assets and Liabilities, Net	(16.82)	(56,288,972)

Total Net Assets	100.00%	$334,739,886

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $309,632,245 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$87,841,471
Gross unrealized depreciation	(6,444,858)

Net unrealized appreciation	$81,396,613

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	133

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.63%

Consumer Discretionary: 13.21%

Auto Components: 0.84%
Cooper Tire & Rubber Company	82,540	$1,994,166

Diversified Consumer Services: 0.94%
Career Education Corporation†	103,510	2,225,465

Hotels, Restaurants & Leisure: 1.20%
Gaylord Entertainment Company†«	88,020	2,838,645

Household Durables: 0.90%
American Greetings Corporation Class A«	88,440	2,122,560

Leisure Equipment & Products: 0.88%
Callaway Golf Company«	306,130	2,072,500

Media: 1.56%
Cinemark Holdings Incorporated«	95,110	2,068,643
DreamWorks Animation SKG Incorporated†	68,380	1,634,966

		3,703,609

Specialty Retail: 5.49%
Asbury Automotive Group Incorporated†«	118,550	1,991,640
Bebe Stores Incorporated	368,330	2,442,028
Children’s Place Retail Stores Incorporated†	33,650	1,690,576
Collective Brands Incorporated†«	107,710	1,680,276
Genesco Incorporated†	64,300	2,892,857
Rent-A-Center Incorporated«	70,770	2,297,194

		12,994,571

Textiles, Apparel & Luxury Goods: 1.40%
Hanesbrands Incorporated†	109,640	3,323,188

Consumer Staples: 2.43%

Food & Staples Retailing: 1.54%
SUPERVALU Incorporated«	221,000	2,267,460
The Pantry Incorporated†	74,110	1,368,812

		3,636,272

Food Products: 0.89%
Snyders Lance Incorporated«	99,510	2,115,583

Energy: 6.09%

Energy Equipment & Services: 4.99%
Global Industries Limited†	318,540	1,997,246
Helix Energy Solutions Group Incorporated†«	152,050	2,663,916
Hornbeck Offshore†«	82,300	2,221,277
Key Energy Services Incorporated†	141,120	2,495,002
Unit Corporation†	42,210	2,430,874

		11,808,315

134	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 1.10%
Berry Petroleum Company Class A«	49,820	$2,611,066

Financials: 30.36%

Capital Markets: 1.83%
Apollo Investment Corporation	175,720	2,004,965
Stifel Financial Corporation†	57,800	2,327,606

		4,332,571

Commercial Banks: 9.30%
Associated Banc-Corporation«	159,070	2,241,296
Bank of the Ozarks Incorporated«	52,400	2,547,164
Cardinal Financial Corporation	103,660	1,147,516
Home Bancshares Incorporated	92,510	2,218,390
MB Financial Incorporated«	125,890	2,501,434
Pacwest Bancorp«	108,050	2,279,855
Pinnacle Financial Partners Incorporated†«	100,610	1,560,461
SVB Financial Group†«	49,590	2,944,654
Umpqua Holdings Corporation	207,020	2,480,100
Wintrust Financial Corporation«	64,760	2,102,757

		22,023,627

Insurance: 5.01%
Amtrust Financial Services Incorporated	90,500	2,057,065
Argo Group International Holdings Limited	50,611	1,495,555
Employers Holdings Incorporated	137,180	2,278,560
Selective Insurance Group Incorporated	127,200	2,107,704
The Navigators Group Incorporated†	37,870	1,810,943
United Fire & Casualty Company	111,390	2,111,954

		11,861,781

REIT: 11.49%
American Campus Communities	70,930	2,506,666
BioMed Realty Trust Incorporated	126,060	2,582,969
Campus Crest Communities Incorporated	179,100	2,292,480
Corporate Office Properties Trust	66,520	2,356,138
Cousins Properties Incorporated	265,089	2,324,831
DuPont Fabros Technology Incorporated«	89,310	2,334,563
First Potomac Realty Trust	130,350	2,187,273
LaSalle Hotel Properties«	112,760	3,155,025
Pebblebrook Hotel Trust	95,600	2,078,344
Redwood Trust Incorporated«	127,750	1,986,513
Sabra Health Care REIT Incorporated	88,943	1,548,498
Sovran Self Storage Incorporated«	43,900	1,842,044

		27,195,344

Thrifts & Mortgage Finance: 2.73%
Capitol Federal Financial Incorporated	166,330	1,987,644
Northwest Bancshares Incorporated	176,620	2,216,581
Washington Federal Incorporated«	142,620	2,266,232

		6,470,457

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	135

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Health Care: 6.85%

Health Care Providers & Services: 6.85%
Ensign Group Incorporated	86,740	$2,593,526
Gentiva Health Services Incorporated†«	97,120	2,377,498
Healthways Incorporated†«	146,550	2,375,576
Medquist Holdings Incorporated†	178,680	2,392,525
Select Medical Holdings Corporation†	229,220	2,177,590
Sun Healthcare Group Incorporated†	130,473	1,300,816
WellCare Health Plans Incorporated†	60,790	2,993,908

		16,211,439

Industrials: 14.49%

Aerospace & Defense: 2.07%
Alliant Techsystems Incorporated	36,690	2,624,436
Teledyne Technologies Incorporated†	46,350	2,275,785

		4,900,221

Air Freight & Logistics: 0.67%
Air Transport Services Group†	212,400	1,582,380

Airlines: 1.02%
Allegiant Travel Company«	52,700	2,403,647

Commercial Services & Supplies: 0.71%
Ennis Incorporated	88,630	1,691,947

Construction & Engineering: 1.53%
Great Lakes Dredge & Dock Company«	271,210	1,646,245
Tutor Prini Corporation	97,450	1,978,235

		3,624,480

Electrical Equipment: 1.09%
GrafTech International Limited†«	122,270	2,584,788

Machinery: 2.39%
Douglas Dynamics Incorporated	172,930	2,678,686
Titan International Incorporated«	108,390	2,979,641

		5,658,327

Road & Rail: 0.89%
Marten Transport Limited	93,650	2,101,506

Trading Companies & Distributors: 3.02%
Aircastle Limited«	192,090	2,408,809
GATX Corporation	64,350	2,555,982
TAL International Group Incorporated	64,780	2,185,029

		7,149,820

Transportation Infrastructure: 1.10%
Alexander & Baldwin Incorporated	53,210	2,605,694

136	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Information Technology: 13.56%

Communications Equipment: 1.29%
Black Box Corporation	46,840	$1,543,846
Emulex Corporation†	162,110	1,507,623

		3,051,469

Computers & Peripherals: 0.94%
Lexmark International Incorporated†	74,300	2,212,654

Electronic Equipment & Instruments: 4.77%
Aeroflex Holding Corporation†	112,000	2,041,760
Benchmark Electronics Incorporated†	101,390	1,752,019
Power One Incorporated†«	278,010	2,332,504
Synnex Corporation†«	73,970	2,421,778
TTM Technologies Incorporated†«	165,740	2,744,654

		11,292,715

Internet Software & Services: 0.92%
EarthLink Incorporated	276,670	2,184,310

IT Services: 1.79%
CACI International Incorporated Class A†«	37,550	2,396,817
CSG Systems International Incorporated†	96,900	1,849,821

		4,246,638

Semiconductors & Semiconductor Equipment: 3.85%
Fairchild Semiconductor International Incorporated†	104,110	1,878,144
Integrated Silicon Solution Incorporated†«	199,320	1,841,717
Kulicke & Soffa Industries Incorporated†«	255,540	3,104,811
RF Micro Devices Incorporated†	363,190	2,288,097

		9,112,769

Materials: 6.56%

Chemicals: 3.28%
Cytec Industries Incorporated	44,540	2,502,703
Ferro Corporation†	190,800	2,499,480
Kraton Performance Polymers Incorporated†	71,900	2,765,274

		7,767,457

Containers & Packaging: 1.12%
Temple-Inland Incorporated	111,760	2,653,182

Metals & Mining: 2.16%
A.M. Castle & Company†	93,850	1,734,348
RTI International Metals Incorporated†«	88,660	3,380,606

		5,114,954

Telecommunication Services: 1.19%

Diversified Telecommunication Services: 1.19%
Iradium Communications Incorporated†«	316,980	2,827,462

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	137

SMALL COMPANY VALUE PORTFOLIO

Security Name			Shares	Value

Utilities: 2.89%

Electric Utilities: 2.11%
Great Plains Energy Incorporated			119,730	$2,534,684
Portland General Electric Company			95,020	2,467,669

				5,002,353

Independent Power Producers & Energy Traders: 0.78%
Genon Energy Incorporated†			459,803	1,834,610

Total Common Stocks (Cost $189,157,869)				231,144,542

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 23.64%

Corporate Bonds and Notes: 0.63%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$1,373,584	578,691
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	1,652,562	925,435

				1,504,126

	Yield		Shares

Investment Companies: 23.01%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05		5,538,171	5,538,171
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18		48,932,236	48,932,236

				54,470,407

Total Short-Term Investments (Cost $55,231,167)				55,974,533

Total Investments in Securities
(Cost $244,389,036)*	121.27%	287,119,075
Other Assets and Liabilities, Net	(21.27)	(50,362,234)

Total Net Assets	100.00%	$236,756,841

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $258,507,537 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$47,220,147
Gross unrealized depreciation	(18,608,609)

Net unrealized appreciation	$28,611,538

The accompanying notes are an integral part of these financial statements.

138	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

INFLATION-PROTECTED BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

US Treasury Securities: 98.24%
TIPS	1.75%	01/15/2028	$2,489,927	$2,595,749
TIPS	2.00	01/15/2026	3,224,729	3,511,679
TIPS	2.13	02/15/2040	2,005,145	2,156,157
TIPS	2.13	02/15/2041	1,540,381	1,655,669
TIPS	2.38	01/15/2025	4,586,531	5,244,771
TIPS	2.38	01/15/2027	2,553,410	2,901,909
TIPS	2.50	01/15/2029	2,538,844	2,943,077
TIPS	3.38	04/15/2032	981,692	1,294,837
TIPS	3.63	04/15/2028	3,080,098	4,048,883
TIPS	3.88	04/15/2029	3,709,852	5,070,325
TIPS	0.13	04/15/2016	1,492,833	1,529,221
TIPS	0.50	04/15/2015	3,298,720	3,454,380
TIPS	0.63	04/15/2013	2,055,709	2,135,368
TIPS	1.13	01/15/2021	3,962,372	4,097,030
TIPS	1.25	04/15/2014	2,776,202	2,963,162
TIPS	1.25	07/15/2020	4,860,588	5,116,527
TIPS	1.38	07/15/2018	2,356,832	2,549,614
TIPS«	1.38	01/15/2020	3,016,564	3,222,068
TIPS	1.63	01/15/2015	3,275,888	3,569,696
TIPS	1.63	01/15/2018	1,636,847	1,795,289
TIPS	1.88	07/15/2013	4,390,951	4,713,067
TIPS	1.88	07/15/2015	3,537,442	3,919,652
TIPS	1.88	07/15/2019	2,683,683	2,993,143
TIPS	2.00	01/15/2014	3,445,736	3,744,277
TIPS	2.00	07/15/2014	3,496,193	3,838,984
TIPS	2.00	01/15/2016	4,322,150	4,819,198
TIPS	2.13	01/15/2019	2,705,326	3,063,571
TIPS	2.38	01/15/2017	2,636,493	3,006,424
TIPS	2.50	07/15/2016	3,113,925	3,572,986
TIPS	2.63	07/15/2017	2,193,486	2,551,811
TIPS	3.00	07/15/2012	4,702,787	4,958,501

Total US Treasury Securities (Cost $95,959,151)				103,037,025

Short-Term Investments: 3.32%

Corporate Bonds and Notes: 1.21%
Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	632,760	266,582
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	1,796,733	1,006,170

				1,272,752

	Yield

US Treasury Securities: 0.05%
US Treasury Bill^#	0.09	06/23/2011	50,000	49,999

			Shares

Investment Companies: 2.06%
Wells Fargo Advantage Government Money Market Fund(l)(u)	0.01		604,975	604,975

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	139

INFLATION-PROTECTED BOND PORTFOLIO

Security Name	Yield	Shares	Value

Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18%	1,557,160	$1,557,160

			2,162,135

Total Short-Term Investments (Cost $2,847,972)			3,484,886

Total Investments in Securities
(Cost $98,807,123)*	101.56%	106,521,911
Other Assets and Liabilities, Net	(1.56)	(1,640,882)

Total Net Assets	100.00%	$104,881,029

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

^	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

±	Variable rate investments.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $99,138,738 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,714,788
Gross unrealized depreciation	(331,615)

Net unrealized appreciation	$7,383,173

The accompanying notes are an integral part of these financial statements.

140	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 22.97%
FHLMC Multifamily Structured Pass-Through Securities Series K701	3.88%	11/25/2017	$1,200,000	$1,261,062
FHLMC Series 2416 Class PE	6.00	10/15/2021	895,792	926,961
FHLMC Structured Pass-Through Securities Series T-20 Class A6	7.95	09/25/2029	407,859	438,462
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	1,774,710	2,138,969
FNMA #006763%%	4.00	09/25/2025	1,550,000	1,615,148
FNMA #555743	5.00	09/01/2033	1,479,604	1,585,242
FNMA #880156	5.50	02/01/2036	3,652,607	3,931,868
FNMA Grantor Trust Series 2002-T4 Class A2	7.00	12/25/2041	412,891	471,779
FNMA Grantor Trust Series 2004-T2 Class 1A1	6.00	11/25/2043	1,883,142	2,103,454
FNMA Grantor Trust Series 2004-T3 Class A1	6.00	02/25/2044	2,566,222	2,860,937
FNMA Series 1988-5 Class Z	9.20	03/25/2018	2,968	3,065
FNMA Series 2002-90 Class A2	6.50	11/25/2042	750,298	875,387
FNMA Series 2003-86 Class PT	4.50	09/25/2018	1,322,124	1,424,249
FNMA Series 2003-97 Class CA	5.00	10/25/2018	2,364,880	2,576,136
FNMA Series 2003-W4 Class 3A	6.87	10/25/2042	680,889	789,837
FNMA Series 2004-W1 Class 2A2	7.00	12/25/2033	414,917	483,068
FNMA Series 2006-M2 Class A2F	5.26	05/25/2020	3,225,000	3,594,531
FNMA Whole Loan Series 2002-W4 Class A4	6.25	05/25/2042	3,743,172	4,186,573
FNMA Whole Loan Series 2004-W11 Class 1A3	7.00	05/25/2044	2,358,198	2,746,764
FNMA Whole Loan Series 2004-W8 Class 3A	7.50	06/25/2044	1,005,726	1,157,938
GNMA #345066	6.50	10/15/2023	90,906	103,630
GNMA #346960	6.50	12/15/2023	52,587	59,948
GNMA #354692	6.50	11/15/2023	50,837	57,953
GNMA #361398	6.50	01/15/2024	109,975	125,621
GNMA #366641	6.50	11/15/2023	44,452	50,674
GNMA #731550	5.15	07/15/2051	955,180	990,482
GNMA #780626	7.00	08/15/2027	233,698	270,426

Total Agency Securities (Cost $33,953,217)				36,830,164

Asset Backed Securities: 7.60%
CIT Equipment Collateral Series 2010-VT1A Class A2††	1.51	05/15/2012	673,746	674,414
Countrywide Asset Backed Certificates Series 2007-S2 Class A6	5.78	05/25/2037	1,041,591	810,262
GMAC Mortgage Corporation Loan Trust Series 2005-HE1 Class A1VN±	0.41	08/25/2035	291,254	128,822
Green Tree Financial Corporation Series 1997-7 Class A8	6.86	07/15/2029	558,552	587,603
GSAMP Trust Series 2005-SEA1 Class A††±	0.53	01/25/2035	257,605	245,742
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1±	0.47	01/20/2035	1,863,557	1,678,884
KeyCorp Student Loan Trust Series 1999-B Class CTFS±(a)	0.98	11/25/2036	1,800,000	975,060
RAAC Series 2007-RP4 Class A††±	0.54	11/25/2046	1,866,291	1,212,790
Small Business Administration Participation Certificates Series 2003-P10A Class 1	4.52	02/10/2013	97,367	101,576
Small Business Administration Participation Certificates Series 2006-20B Class 1	5.35	02/01/2026	1,767,086	1,922,225
Small Business Administration Participation Certificates Series 2006-20H Class 1	5.70	08/01/2026	893,200	978,299
Small Business Administration Participation Certificates Series 2007-20J Class 1	5.57	10/01/2027	1,616,228	1,784,685
Wachovia Asset Securitization Incorporated Series 2007-HE2A Class A††(l)±	0.32	07/25/2037	1,502,887	1,088,541

Total Asset Backed Securities (Cost $14,388,580)				12,188,903

Non-Agency Mortgage Backed Securities: 14.45%
Countrywide Alternative Loan Trust Series 2005-27 Class 3A1±	1.68	08/25/2035	1,217,890	847,410

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	141

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities: (continued)
Countrywide Home Loans Series 2005-R3 Class AF††±	0.59%	09/25/2035	$1,860,239	$1,641,439
Countrywide Home Loans Series 2006-OA5 Class 1A1±	0.39	04/25/2046	1,738,307	1,041,392
Credit Suisse First Boston Mortgage Securities Corporation Series 2004-AR5 Class 10A1	2.67	06/25/2034	1,164,284	1,133,316
Credit Suisse Mortgage Capital Certification Series 2007-C1 Class AAB	5.34	02/15/2040	2,000,000	2,096,471
Harborview Mortgage Loan Trust Series 2004-11 Class 3A2A±	0.54	01/19/2035	46,159	31,023
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP7 Class ASB	5.87	04/15/2045	2,508,174	2,682,623
LF Rothschild Mortgage Trust Series 2 Class Z	9.95	08/01/2017	23,470	26,438
Merrill Lynch Mortgage Trust Series 2006-C2 Class A2	5.76	08/12/2043	2,025,414	2,126,408
Nomura Asset Acceptance Corporation Series 2004-R2 Class A1††	6.50	10/25/2034	1,756,890	1,771,105
Sequoia Mortgage Trust Series 10 Class 1A±	1.00	10/20/2027	767,515	718,791
Stonebridge Communication Mortgage Obligation %%(a)	5.15	05/01/2050	134,548	140,697
Structured Asset Securities Corporation Series 2007-RM1 Class A1††±(a)(i)	0.47	05/25/2047	2,828,176	1,565,113
Wachovia Bank Commercial Mortgage Trust Series 2005-C16 Class A4(l)	4.85	10/15/2041	1,475,000	1,590,672
Washington Mutual Commercial Mortgage Securities Trust Series 2007-SL3 Class A1††	5.94	03/23/2045	2,675,563	2,714,385
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A±	0.42	04/25/2045	893,778	745,168
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR3 Class A1A±	1.30	02/25/2046	2,007,625	1,533,107
Washington Mutual Mortgage Pass-Through Certificates Series 2006-AR4 Class DA±	1.27	06/25/2046	1,521,943	755,091

Total Non-Agency Mortgage Backed Securities (Cost $26,684,060)				23,160,649

Corporate Bonds and Notes: 29.02%

Consumer Discretionary: 3.35%

Diversified Consumer Services: 2.66%
Dartmouth College	4.75	06/01/2019	600,000	657,606
Massachusetts Institute of Technology	7.25	11/02/2096	2,235,000	2,872,333
Pepperdine University	5.45	08/01/2019	600,000	669,324
Stewart Enterprises Incorporated††	6.50	04/15/2019	60,000	60,600

				4,259,863

Media: 0.69%
Lamar Media Corporation	6.63	08/15/2015	545,000	557,263
Time Warner Cable Incorporated	6.20	07/01/2013	500,000	549,895

				1,107,158

Consumer Staples: 1.45%

Food & Staples Retailing: 0.36%
Wal-Mart Stores Incorporated	5.80	02/15/2018	500,000	579,645

Food Products: 1.09%
Cargill Incorporated††	4.31	05/14/2021	853,000	867,291
McCormick & Company Incorporated	5.75	12/15/2017	750,000	870,968

				1,738,259

142	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Energy: 1.34%

Oil, Gas & Consumable Fuels: 1.34%
ConocoPhillips	4.60%	01/15/2015	$500,000	$555,221
EQT Corporation	8.13	06/01/2019	650,000	801,825
NGPL PipeCo LLC††	6.51	12/15/2012	750,000	790,875

				2,147,921

Financials: 17.57%

Capital Markets: 0.69%
Charles Schwab Corporation	6.38	09/01/2017	500,000	591,829
Morgan Stanley	4.10	01/26/2015	500,000	520,835

				1,112,664

Commercial Banks: 9.07%
BAC Capital Trust XIV	5.63	09/29/2049	700,000	547,750
BankAmerica Capital III±	0.85	01/15/2027	1,839,000	1,509,343
Branch Banking & Trust Capital Trust IV	6.82	06/12/2057	1,000,000	1,022,500
Chase Capital VI±	0.90	08/01/2028	2,000,000	1,703,872
Colonial Bank NA^^	6.38	12/01/2015	1,978,000	1,681
CoreStates Capital Trust II††±	0.93	01/15/2027	750,000	645,378
HSBC Capital Funding LP††	4.61	12/29/2049	600,000	594,166
JPMorgan Chase Capital XVIII	6.95	08/17/2036	1,000,000	1,028,134
Manufacturers & Traders Trust Company	5.59	12/28/2020	1,508,000	1,492,223
National Capital Commerce Incorporated±	1.28	04/01/2027	2,900,000	2,336,063
National City Bank±	0.68	06/07/2017	500,000	470,592
NTC Capital Trust Series A±	0.80	01/15/2027	450,000	384,924
Regions Financial Corporation	5.75	06/15/2015	760,000	777,100
TCF National Bank±	1.94	06/15/2014	1,375,000	1,324,840
UBS Preferred Funding Trust V Series 1	6.24	05/29/2049	700,000	705,250

				14,543,816

Diversified Financial Services: 4.13%
Citigroup Incorporated	6.13	11/21/2017	1,185,000	1,334,387
Deutsche Bank Capital Funding Trust VII††	5.63	01/29/2049	500,000	461,875
General Electric Capital Corporation±	0.65	05/05/2026	1,450,000	1,253,537
Goldman Sachs Capital II	5.79	06/01/2043	115,000	96,025
Housing Urban Development Series 04-A	5.08	08/01/2013	1,300,000	1,423,154
Toll Road Investment Partnership II LP††^	5.21	02/15/2015	2,500,000	2,058,743

				6,627,721

Insurance: 2.01%
Aegon NV	4.75	06/01/2013	520,000	548,862
Metropolitan Life Global Funding I††	5.13	06/10/2014	475,000	519,934
Minnesota Life Insurance Company††	8.25	09/15/2025	950,000	1,040,072
New York Life Global Funding††	5.38	09/15/2013	500,000	547,267
NLV Financial Corporation††	7.50	08/15/2033	565,000	558,532

				3,214,667

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	143

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

REIT: 1.67%
Duke Realty LP	6.75%	03/15/2020	$750,000	$859,365
Host Marriott LP	7.13	11/01/2013	64,000	64,880
Liberty Property LP	6.63	10/01/2017	400,000	465,207
Potlatch Corporation	7.50	11/01/2019	160,000	170,000
Realty Income Corporation	5.50	11/15/2015	500,000	549,078
Simon Property Group LP	6.75	05/15/2014	500,000	568,314

				2,676,844

Health Care: 0.73%

Health Care Providers & Services: 0.36%
Roche Holdings Incorporated††	6.00	03/01/2019	500,000	584,379

Pharmaceuticals: 0.37%
Schering-Plough Corporation	6.00	09/15/2017	500,000	593,223

Industrials: 1.57%

Aerospace & Defense: 0.33%
Lockheed Martin Corporation	4.25	11/15/2019	500,000	518,211

Commercial Services & Supplies: 0.88%
Ace Hardware Corporation††	9.13	06/01/2016	350,000	376,250
Black & Decker«	5.75	11/15/2016	825,000	950,008
Iron Mountain Incorporated	8.75	07/15/2018	85,000	88,931

				1,415,189

Road & Rail: 0.36%
Ryder System Incorporated Series MTN	3.15	03/02/2015	565,000	582,230

Information Technology: 0.59%

Electronic Equipment & Instruments: 0.18%
Jabil Circuit Incorporated	8.25	03/15/2018	250,000	288,125

IT Services: 0.41%
Fiserv Incorporated	3.13	10/01/2015	500,000	508,203
SunGard Data Systems Incorporated	4.88	01/15/2014	150,000	153,000

				661,203

Materials: 0.80%

Chemicals: 0.50%
Valspar Corporation	5.10	08/01/2015	750,000	802,356

Metals & Mining: 0.30%
Century Aluminum Company	8.00	05/15/2014	176,750	184,041
International Steel Group	6.50	04/15/2014	100,000	111,710
Steel Dynamics Incorporated	6.75	04/01/2015	185,000	190,550

				486,301

144	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Utilities: 1.62%

Electric Utilities: 1.62%
Connecticut Light & Power	5.38%	03/01/2017	$1,000,000	$1,119,490
Great River Energy††	5.83	07/01/2017	973,703	1,091,414
Otter Tail Corporation	9.00	12/15/2016	350,000	388,938

				2,599,842

Total Corporate Bonds and Notes (Cost $46,615,463)				46,539,617

Municipal Bonds and Notes: 11.00%

Arizona: 0.56%
Maricopa County AZ Elementary School District #28-Kyrene Elementary (Tax Revenue)	5.38	07/01/2019	800,000	898,200

California: 0.61%
California State Build America Bonds (Miscellaneous Revenue)	7.55	04/01/2039	825,000	972,931

Georgia: 0.98%
County of Cherokee GA (Tax Revenue)	5.87	08/01/2028	1,500,000	1,570,680

Illinois: 1.26%
City of Chicago IL Taxable Series D (Tax Revenue, NATL-RE Insured)	5.44	01/01/2024	1,000,000	976,160
Loyola University IL Series C (Education Revenue)	4.80	07/01/2013	1,000,000	1,050,760

				2,026,920

Indiana: 0.51%
Indiana State Housing & Community Development Authority Series A-2 (Housing Revenue)	5.51	01/01/2039	785,000	814,453

Kansas: 0.65%
Sedgwick County KS USD # 259 Wichita (Tax Revenue)	5.10	10/01/2022	1,000,000	1,037,530

Kentucky: 0.56%
Kentucky Housing Corporation Series D (Housing Revenue)	5.75	07/01/2037	575,000	590,951
Kentucky Housing Corporation Series J (Housing Revenue)	5.92	07/01/2034	300,000	302,406

				893,357

Minnesota: 0.51%
Minnesota State Housing Finance Agency Series H (Housing Revenue)	5.85	07/01/2036	815,000	816,133

New Hampshire: 0.70%
State of New Hampshire HFA SFMR Series D (Housing Revenue)	5.53	07/01/2037	1,100,000	1,129,315

New Jersey: 1.42%
Hudson County NJ Improvement Authority Facilities (Lease Revenue, FSA Insured)	7.40	12/01/2025	2,030,000	2,278,614

North Carolina: 0.68%
Duke University NC Taxable Series A (Education Revenue, GO of University Insured)	5.85	04/01/2037	1,000,000	1,087,230

Ohio: 0.80%
Ohio State HFAR Mortgage Revenue Series O (Housing Revenue, GNMA/FNMA Insured)	5.47	09/01/2025	1,255,000	1,284,656

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	145

MANAGED FIXED INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas: 0.33%
Dallas County TX Hospital District Series C (Tax Revenue)	4.45%	08/15/2019	$500,000	$527,615

Virginia: 0.10%
Virginia Resources Authority (Miscellaneous Revenue)	4.71	11/01/2017	145,000	161,727

West Virginia: 0.58%
Ohio County WV Special District Excise Tax Series A (Tax Revenue)	8.25	03/01/2035	1,000,000	934,120

Wisconsin: 0.75%
Wisconsin Housing & Economic Development Authority Home Ownership Revenue Series F (Housing Revenue, GO of Authority Insured)	5.73	09/01/2037	1,190,000	1,199,877

Total Municipal Bonds and Notes (Cost $16,825,274)				17,633,358

Term Loans: 0.36%
Georgia Pacific Corporation	2.31	12/21/2012	230,123	229,814
RMK Acquisition Corporation (Aramark) 1st Lien	0.09	01/27/2014	26,337	25,955
RMK Acquisition Corporation (Aramark) 1st Lien	2.18	01/27/2014	326,927	322,186

Total Term Loans (Cost $583,387)				577,955

US Treasury Securities: 10.25%
TIPS	1.13	01/15/2021	434,023	448,773
US Treasury Bond	3.88	08/15/2040	3,475,000	3,270,302
US Treasury Bond«	4.25	11/15/2040	4,105,000	4,122,959
US Treasury Bond«	4.75	02/15/2041	1,550,000	1,692,164
US Treasury Note«	2.63	11/15/2020	7,125,000	6,909,583

Total US Treasury Securities (Cost $15,811,755)				16,443,781

Yankee Corporate Bonds and Notes: 2.04%

Energy: 0.49%

Oil, Gas & Consumable Fuels: 0.49%
BP Capital Markets plc	3.63	05/08/2014	750,000	788,953

Financials: 1.55%

Commercial Banks: 1.19%
Barclays Bank plc††	5.93	09/29/2049	750,000	716,250
Rabobank Nederland NV††	4.20	05/13/2014	500,000	537,765
Rabobank Nederland NV††	11.00	0629/2049	500,000	650,900

				1,904,915

Diversified Financial Services: 0.36%
Siemens Financieringsmaatschappij NV††	5.75	10/17/2016	500,000	576,634

Total Yankee Corporate Bonds and Notes (Cost $3,167,961)				3,270,502

Short-Term Investments: 5.80%

Corporate Bonds and Notes: 0.39%
Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	308,076	129,793
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	874,788	489,881

				619,674

146	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

MANAGED FIXED INCOME PORTFOLIO

Security Name	Yield	Shares	Value

Investment Companies: 5.41%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)(o)	0.05%	2,722,005	$2,722,005
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.18	5,953,749	5,953,749

			8,675,754

Total Short-Term Investments (Cost $8,985,330)			9,295,428

Total Investments in Securities
(Cost $167,015,027)*	103.49%	165,940,357
Other Assets and Liabilities, Net	(3.49)	(5,590,511)

Total Net Assets	100.00%	$160,349,846

%%	Security issued on a when-issued (TBA) basis.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate. The total cost of affiliated investments is $11,570,418.

^^	Security is currently in default with regards to scheduled interest and/or principal payments.

^	Zero coupon security. Rate represents yield to maturity.

«	All or a portion of this security is on loan.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(o)	Security pledged as collateral for when-issued (TBA) securities.

*	Cost for federal income tax purposes is $167,575,084 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$9,073,441
Gross unrealized depreciation	(10,708,168)

Net unrealized depreciation	$(1,634,727)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	147

STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 39.91%
FHLMC #E90573	6.00%	07/01/2017	$159,208	$172,513
FHLMC #G90030	7.50	07/17/2017	186,031	194,801
FHLMC Structured Pass-Through Securities Series T-54 Class 3A	7.00	02/25/2043	638,856	748,318
FHLMC Structured Pass-Through Securities Series T-54 Class 4A±	3.77	02/25/2043	730,026	769,608
FHLMC Structured Pass-Through Securities Series T-55 Class 1A2	7.00	03/25/2043	1,088,037	1,239,800
FHLMC Structured Pass-Through Securities Series T-57 Class 1A2	7.00	07/25/2043	875,211	1,013,120
FHLMC Structured Pass-Through Securities Series T-58 Class 4A	7.50	09/25/2043	1,042,642	1,256,644
FHLMC Structured Pass-Through Securities Series T-63 Class 1A1±	1.51	02/25/2045	664,995	656,182
FNMA #190815±	3.21	07/01/2017	70,087	70,479
FNMA #289517±	2.73	04/01/2034	646,808	668,004
FNMA #545927	6.50	12/01/2015	166,004	174,849
FNMA #631367	5.50	02/01/2017	357,121	387,822
FNMA #693015±	2.16	06/01/2033	330,694	344,696
FNMA #732003±	1.97	09/01/2033	245,239	252,287
FNMA #734329±	2.06	06/01/2033	549,552	573,021
FNMA #735572	5.00	04/01/2014	274,767	292,571
FNMA #735977±	3.00	08/01/2035	506,280	521,820
FNMA #741447±	1.97	10/01/2033	641,331	661,122
FNMA #750805±	2.13	12/01/2033	434,582	453,109
FNMA #783249±	1.51	04/01/2044	327,397	327,699
FNMA #806504±	1.51	10/01/2034	447,708	448,197
FNMA #806505±	1.51	10/01/2044	422,844	423,413
FNMA #826179±	2.79	07/01/2035	487,286	508,745
FNMA #849014±	2.17	01/01/2036	414,190	429,299
FNMA #936591±	5.52	04/01/2037	409,859	436,547
FNMA Grantor Trust Series 2002-T12 Class A3	7.50	05/25/2042	219,937	262,112
FNMA Series 2002-90 Class A2	6.50	11/25/2042	229,359	267,598
FNMA Series 2003-W4 Class 3A±	6.87	10/25/2042	568,920	659,953
FNMA Series 2004-W2 Class 2A2	7.00	02/25/2044	488,301	563,551
FNMA Series 2007-88 Class HC±	4.42	09/25/2037	669,631	685,855
FNMA Whole Loan Series 2002-W10 Class A6	7.50	08/25/2042	256,050	310,621

Total Agency Securities (Cost $14,902,126)				15,774,356

Asset Backed Securities: 10.72%
Ally Auto Receivables Trust Series 2011-2 Class A3±	1.18	04/15/2015	200,000	200,958
CitiFinancial Auto Issuance Trust Series 2009-1††	1.83	11/15/2012	92,619	92,763
GSAMP Trust Series 2005-SEA2 Class A1±	0.54	01/25/2045	684,785	539,614
GSAMP Trust Series 2006-SD2 Class A1††±	0.30	05/25/2046	46,485	46,014
GSMPS Mortgage Loan Trust Series 2005-RP2 Class 1AF††±	0.54	03/25/2035	427,547	359,702
GSMPS Mortgage Loan Trust Series 2005-RP3 Class 1AF††±	0.54	09/25/2035	436,542	364,807
HFC Home Equity Loan Asset Backed Certificates Series 2005-2 Class A1±	0.47	01/20/2035	656,904	591,807
Household Home Equity Loan Trust Series 2006-1 Class A1±	0.36	01/20/2036	912,011	826,157
Hyundai Auto Receivables Trust Series 2007-A Class A4	5.21	03/17/2014	246,381	250,830
Morgan Stanley Dean Witter & Company Corporation Heloc Trust Series 2003-2 Class A±	0.45	04/25/2016	74,025	68,415
SASC Series 2006-GEL3 Class A1††±	0.31	07/25/2036	35,097	34,673
SBI Heloc Trust Series 2005-HE1 Class 1A††±	0.38	11/25/2035	595,613	435,616
US Education Loan Trust LLC Series 2007-1A Class A2††±	0.66	09/01/2019	217,669	216,994
World Omni Auto Receivables Trust Series 2007-B Class A4	5.39	05/15/2013	204,046	207,755

Total Asset Backed Securities (Cost $4,828,859)				4,236,105

148	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities: 12.85%
Bank of America Commercial Mortgage Incorporated Series 2005-1 Class A3	4.88%	11/10/2042	$311,881	$311,871
Bear Stearns Commercial Mortgage Securities Series 2005-PWR9 Class A2	4.74	09/11/2042	570,515	571,092
Countrywide Home Loans Series 2004-R1 Class 1AF††±	0.59	11/25/2034	374,034	331,049
FDIC Structured Sale Guaranteed Notes Series 2010-L1 Class A2††^	1.63	10/25/2012	940,000	922,403
GE Capital Commercial Mortgage Corporation Series 2005-C2 Class A2	4.71	05/10/2043	102,557	102,494
GE Capital Commercial Mortgage Corporation Series 2005-C3 Class A4	5.05	07/10/2045	575,654	575,221
GSMPS Mortgage Loan Trust Series 2004-4 Class 1AF††±	0.59	06/25/2034	369,979	308,898
Morgan Stanley Dean Witter Credit Corporation Heloc Trust Series 2003-1 Class A±	0.73	11/25/2015	220,137	209,680
Structured Asset Securities Corporation Series 2004-NP2 Class A††±	0.54	06/25/2034	402,479	352,190
Structured Asset Securities Corporation Series 2005-GEL4 Class A±	0.54	08/25/2035	126,624	123,499
Structured Asset Securities Corporation Series 2006-RF3 Class 1A1††	6.00	10/25/2036	305,162	302,026
Structured Asset Securities Corporation Series 2006-RM1 Class A1††±(i)	0.44	08/25/2046	359,254	198,344
Structured Asset Securities Corporation Series 2007-RM1 Class A1††±(i)	0.47	05/25/2047	949,459	525,431
Washington Mutual Mortgage Pass-Through Certificates Series 2005-AR6 Class 2A1A±	0.42	04/25/2045	294,053	245,160

Total Non-Agency Mortgage Backed Securities (Cost $5,881,475)				5,079,358

Corporate Bonds and Notes: 4.87%

Financials: 3.03%

Commercial Banks: 2.17%
Bank of Montreal±	0.74	04/29/2014	125,000	125,292
Bank of Nova Scotia Halifax††	1.45	07/26/2013	125,000	126,552
BB&T Corporation	3.85	07/27/2012	585,000	605,307

				857,151

Insurance: 0.86%
Metropolitan Life Global Funding Incorporated††±	0.56	03/15/2012	340,000	340,136

Health Care: 1.23%

Pharmaceuticals: 1.23%
Pfizer Incorporated	4.45	03/15/2012	470,000	485,041

Information Technology: 0.61%

Computers & Peripherals: 0.61%
Hewlett-Packard Company	2.95	08/15/2012	235,000	241,451

Total Corporate Bonds and Notes (Cost $1,880,655)				1,923,779

Municipal Bonds and Notes: 3.18%

Kansas: 0.26%
Reno County KS USD (Education Revenue)	5.20	09/01/2011	100,000	100,826

Minnesota: 0.51%
Metropolitan Council MN Minneapolis-St. Paul Metropolitian Area(GO-Local)	1.00	02/01/2012	200,000	200,776

Mississippi: 0.98%
Mississippi Development Bank Special Obligation (Other Revenue, AMBAC Insured)	5.24	07/01/2011	385,000	386,143

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	149

STABLE INCOME PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Oregon: 0.30%
Oregon State University System Project Series F (GO-State)	0.58%	08/01/2012	$120,000	$120,088

Texas: 0.81%
Brazos TX Higher Education Authority Incorporated Series 2005-1 (Education Revenue)	0.39	12/26/2018	322,690	321,615

Wisconsin: 0.32%
Outagamie County WI (GO-Local)	2.50	04/01/2013	125,000	127,708

Total Municipal Bonds and Notes (Cost $1,254,788)				1,257,156

Loan Participation: 1.36%
United States Department of Agriculture Loan	0.98	06/25/2016	396,641	395,610
United States Department of Agriculture Loan	5.37	09/08/2019	144,573	141,262

Total Loan Participation (Cost $539,263)				536,872

US Treasury Securities: 3.93%
US Treasury Bond	0.20	04/05/2012	775,000	774,037
US Treasury Bond«	0.75	03/31/2013	775,000	779,782

Total US Treasury Securities (Cost $1,548,388)				1,553,819

Short-Term Investments: 22.55%

Commercial Paper: 1.77%
Bank of Nova Scotia^	0.18	08/24/2011	150,000	149,935
European Investment Bank^	0.09	06/24/2011	200,000	199,989
Natexis U.S. Finance Company^	0.25	08/24/2011	350,000	349,796

				699,720

Corporate Bonds and Notes: 0.70%
Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	137,660	57,996
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	390,887	218,897

				276,893

	Yield		Shares

Investment Companies: 20.08%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05		7,562,598	7,562,598
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18		375,320	375,320

				7,937,918

Total Short-Term Investments (Cost $8,775,968)				8,914,531

Total Investments in Securities
(Cost $39,611,522)*	99.37%	39,275,976
Other Assets and Liabilities, Net	0.63	249,296

Total Net Assets	100.00%	$39,525,272

150	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

STABLE INCOME PORTFOLIO

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $39,985,576 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$1,114,102
Gross unrealized depreciation	(1,823,702)

Net unrealized depreciation	$(709,600)

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	151

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 57.60%
FHLMC%%	4.50%	06/15/2040	$73,400,000	$76,152,500
FHLMC%%	5.00	06/01/2034	14,000,000	14,846,566
FHLMC	5.00	03/25/2041	2,650,000	2,819,352
FHLMC	5.00	04/25/2041	5,280,000	5,655,375
FHLMC	5.00	05/25/2041	2,650,000	2,821,836
FHLMC	5.00	06/25/2041	3,520,639	3,773,134
FHLMC	5.00	06/25/2041	1,881,000	2,017,079
FHLMC	5.00	06/25/2041	2,662,167	2,848,079
FHLMC	5.00	06/25/2041	6,191,109	6,631,516
FHLMC	5.00	07/15/2041	2,872,000	3,072,566
FHLMC	5.00	07/15/2041	2,174,000	2,324,123
FHLMC	5.00	07/15/2041	1,901,000	2,031,380
FHLMC	5.00	07/25/2041	3,240,000	3,465,417
FHLMC	5.00	07/25/2041	5,596,000	5,989,702
FHLMC	5.00	08/15/2041	7,073,000	7,572,531
FHLMC	5.00	08/15/2041	3,543,000	3,788,796
FHLMC	5.00	08/25/2041	6,187,000	6,623,957
FHLMC	5.00	08/25/2041	7,320,000	7,836,975
FHLMC	5.00	08/25/2041	2,363,000	2,517,610
FHLMC #00352	5.00	07/15/2029	325,000	334,225
FHLMC #1B3430±	6.11	06/01/2037	4,334,592	4,689,100
FHLMC #1B7562±	5.77	11/01/2037	62,533	67,261
FHLMC #1G0784±	5.70	03/01/2036	1,271,978	1,372,001
FHLMC #1G1347±	5.82	11/01/2036	4,265,529	4,606,532
FHLMC #1G1404±	5.85	12/01/2036	3,395,775	3,670,557
FHLMC #1G1420±	5.83	01/01/2037	302,810	327,669
FHLMC #1G1614±	5.89	03/01/2037	318,108	344,464
FHLMC #1G1873±	5.66	03/01/2036	1,094,151	1,180,242
FHLMC #1G2200±	6.16	09/01/2037	641,013	694,623
FHLMC #1H1334±	5.93	06/01/2036	2,658,318	2,857,810
FHLMC #1J1920±	5.60	10/01/2038	973,056	1,048,960
FHLMC #1Q0175±	6.07	11/01/2036	3,326,010	3,598,257
FHLMC #1Q0292±	5.86	07/01/2037	17,815	19,312
FHLMC #1Q0794±	5.78	11/01/2038	1,630,629	1,762,906
FHLMC #1Q0960±	5.98	06/01/2038	4,466,028	4,833,727
FHLMC #1Q0975±	6.00	10/01/2037	5,408,019	5,867,386
FHLMC #1Q0979±	5.76	07/01/2038	3,177,406	3,440,135
FHLMC #1Q1042±	5.91	05/01/2037	5,127	5,559
FHLMC #3455AC	5.00	06/15/2038	9,194	9,871
FHLMC #3508	4.00	02/15/2039	2,043,836	2,165,863
FHLMC #3598MA	4.50	11/15/2038	3,831,111	4,033,249
FHLMC #3626	5.00	03/15/2032	2,348,000	2,545,413
FHLMC #3631	4.00	02/15/2040	9,106,406	9,458,446
FHLMC #3632	5.00	02/15/2040	25,386,855	27,795,806
FHLMC #3652AP	4.50	03/15/2040	16,269,699	17,141,303
FHLMC #3704CA	4.00	12/15/2036	6,231,958	6,508,726
FHLMC #847703±	5.94	01/01/2037	947,216	1,024,103
FHLMC #A64183	6.00	08/01/2037	2,374,716	2,635,888
FHLMC #A78331	6.00	03/01/2034	894,968	993,956
FHLMC #A94773	5.00	11/01/2040	233,164	248,470
FHLMC #A95601	5.00	12/01/2040	575,071	612,822
FHLMC #A97278	5.00	03/01/2041	1,168,642	1,247,183

152	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC #A97341	5.00%	02/01/2041	$224,028	$238,734
FHLMC #A97387	5.00	03/01/2041	810,263	864,718
FHLMC #A97388	5.00	03/01/2041	1,095,026	1,168,620
FHLMC #A97848	5.00	03/01/2041	4,880,448	5,208,448
FHLMC #A97882	5.00	03/01/2041	1,787,340	1,904,669
FHLMC #A97960	5.00	04/01/2041	6,576,328	7,008,028
FHLMC #A97992	5.00	03/01/2041	1,776,774	1,896,185
FHLMC #C90651	6.00	02/01/2023	143,555	158,506
FHLMC #G01777	6.00	02/01/2035	1,564,111	1,736,133
FHLMC #G03436	6.00	11/01/2037	2,048,150	2,273,407
FHLMC #G03601	6.00	07/01/2037	5,476,941	6,079,298
FHLMC #G04484	6.00	08/01/2038	2,170,315	2,409,007
FHLMC #G04709	6.00	10/01/2038	3,324,045	3,689,625
FHLMC #G05823	6.00	08/01/2034	13,178,390	14,635,992
FHLMC #G05935	6.00	03/01/2036	8,947,236	9,931,257
FHLMC #G06008	6.00	12/01/2035	18,090,095	20,090,959
FHLMC #G11300	6.00	08/01/2017	121,917	133,425
FHLMC #G11344	6.00	10/01/2017	264,299	289,248
FHLMC #G12008	6.50	04/01/2021	83,494	91,821
FHLMC #K007A1	3.34	12/25/2019	5,364,700	5,525,572
FHLMC #Q00053	5.00	04/01/2041	3,589,009	3,830,216
FHLMC #Q00491	5.00	04/01/2041	2,147,252	2,291,563
FHLMC #Q00492	5.00	04/01/2041	895,584	955,774
FHLMC #Q00537	5.00	05/01/2041	5,721,298	6,105,809
FHLMC #Q00549	5.00	05/01/2041	1,265,497	1,350,547
FHLMC #Q00769	5.00	05/01/2041	3,449,890	3,676,356
FHLMC #Q01156	5.00	06/01/2041	3,990,618	4,258,816
FHLMC #Q01161	5.00	06/01/2041	4,298,281	4,587,156
FHLMC Series 1590 Class IA±	1.30	10/15/2023	114,122	115,269
FHLMC Series 1897 Class K	7.00	09/15/2026	3,225	3,676
FHLMC Series 1935 Class FL±	0.95	02/15/2027	7,605	7,659
FHLMC Series 2423 Class MC	7.00	03/15/2032	47,112	53,016
FHLMC Series 2727 Class PW	3.57	06/15/2029	116,506	118,490
FHLMC Series 2980 Class QA	6.00	05/15/2035	221,352	247,425
FHLMC Series 3028 Class PG	5.50	09/15/2035	2,165,925	2,322,383
FHLMC Series 3035 Class PA	5.50	09/15/2035	122,239	132,152
FHLMC Series 3325 Class JL	5.50	06/15/2037	3,041,312	3,293,080
FHLMC Series K003 Class AAVB	4.77	05/25/2018	3,752,000	4,053,682
FHLMC Series K008 Class A1	2.75	12/25/2019	7,345,446	7,375,220
FHLMC Series K010 Class A1	3.32	07/25/2020	11,982,133	12,371,637
FHLMC Series K013 Class A2	3.97	01/25/2021	6,601,000	6,707,738
FHLMC Series T-48 Class 1A3 Preassign 00764	6.39	07/25/2033	117,605	135,298
FHLMC Series T-57 Class 1A3 Preassign 00073	7.50	07/25/2043	1,376,267	1,632,597
FHLMC Series T-59 Class 1A3 Preassign 00329	7.50	10/25/2043	1,790,059	2,128,828
FHLMC Series T-60 Class 1A3 Preassign 00462	7.50	03/25/2044	1,909,189	2,264,776
FNMA%%	3.50	06/01/2034	14,500,000	14,783,200
FNMA%%	3.50	08/25/2038	108,800,000	110,584,973
FNMA%%	3.50	06/01/2041	52,300,000	50,581,840
FNMA%%	5.00	08/25/2038	400,000	423,875
FNMA%%	5.00	06/01/2041	33,500,000	35,656,562
FNMA%%	5.50	08/25/2038	17,600,000	19,079,491
FNMA%%	6.00	08/25/2038	65,900,000	72,479,720

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	153

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #006763%%	4.00%	03/25/2039	$4,300,000	$4,480,733
FNMA #061688±	2.71	06/01/2017	2,793	2,819
FNMA #254295	6.00	04/01/2022	63,057	69,671
FNMA #310017	7.00	06/01/2035	3,013,294	3,470,761
FNMA #310037	6.50	10/01/2036	6,280,377	7,105,249
FNMA #313358	7.50	02/01/2012	32,931	33,482
FNMA #462361±	6.33	07/01/2037	3,236,132	3,540,409
FNMA #462404±	6.27	09/01/2037	4,188,708	4,563,844
FNMA #481473	6.00	02/01/2029	56,272	62,517
FNMA #545623	6.00	05/01/2017	145,669	159,328
FNMA #545686	6.50	06/01/2017	155,864	171,357
FNMA #555088	6.32	08/01/2012	5,290,231	5,425,945
FNMA #555285	6.00	03/01/2033	309,034	343,333
FNMA #555514	6.00	11/01/2017	35,780	39,135
FNMA #654582	6.50	07/01/2017	155,689	171,796
FNMA #725228	6.00	03/01/2034	76,062,471	84,409,291
FNMA #725229	6.00	03/01/2034	64,215,951	71,343,047
FNMA #725690	6.00	08/01/2034	5,784,885	6,405,235
FNMA #735116	6.00	12/01/2034	14,809,008	16,434,094
FNMA #735503	6.00	04/01/2035	14,326,804	15,898,975
FNMA #735504	6.00	04/01/2035	1,048,515	1,164,886
FNMA #745943	6.00	11/01/2033	120,965	134,391
FNMA #808350	5.50	09/01/2034	2,753,776	2,990,986
FNMA #838303±	6.02	07/01/2037	1,330,665	1,442,218
FNMA #873978	6.06	09/01/2016	1,392,067	1,518,554
FNMA #874474	5.37	04/01/2017	2,460,000	2,702,342
FNMA #874475	5.40	05/01/2017	3,315,651	3,643,831
FNMA #888941±	6.05	10/01/2037	1,620,198	1,754,188
FNMA #893916±	6.27	10/01/2036	634,450	685,256
FNMA #905629±	6.00	12/01/2036	726,651	787,057
FNMA #906403±	5.87	01/01/2037	1,099,809	1,188,428
FNMA #906404±	5.91	01/01/2037	1,505,093	1,628,518
FNMA #909569±	5.87	02/01/2037	747,620	809,239
FNMA #910293±	5.94	03/01/2037	1,119,711	1,211,820
FNMA #914819±	5.91	04/01/2037	1,032,732	1,118,993
FNMA #933347	5.00	01/01/2038	474,815	503,174
FNMA #938185±	5.89	07/01/2037	2,360,765	2,558,643
FNMA #941143±	6.02	10/01/2037	607,589	657,229
FNMA #945646±	6.04	09/01/2037	692,747	750,377
FNMA #947380±	5.80	10/01/2037	1,456,000	1,574,788
FNMA #947424±	5.69	10/01/2037	1,088,525	1,176,307
FNMA #952835±	5.94	09/01/2037	832,807	900,435
FNMA #959331±	6.06	11/01/2037	1,218,472	1,318,761
FNMA #995712	6.00	08/01/2038	2,035,069	2,272,381
FNMA #AB1600	3.50	10/01/2025	39,763,773	40,593,426
FNMA #AB1761	3.50	11/01/2030	46,417,701	46,490,680
FNMA #AB1922	3.50	12/01/2030	8,354,174	8,367,309
FNMA #AB1991	3.50	12/01/2030	30,861,279	30,909,800
FNMA #AB1992	3.50	12/01/2030	9,428,836	9,443,660
FNMA #AD0086±	5.52	02/01/2039	3,078,357	3,320,442
FNMA #AD0584	7.00	01/01/2039	8,251,334	9,453,480
FNMA #AD0682	6.00	12/01/2035	7,650,756	8,490,323

154	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #AD6577	5.00%	05/01/2040	$125,185	$132,662
FNMA #AD8231	3.50	10/01/2025	9,273,186	9,466,666
FNMA #AE0111±	5.87	06/01/2037	247,212	268,162
FNMA #AE0133	6.00	07/01/2037	18,760,858	20,818,365
FNMA #AE0642	6.00	12/01/2040	3,166,700	3,514,202
FNMA #AE0965	5.00	03/01/2041	18,751,194	19,996,207
FNMA #AE0966	5.00	03/01/2041	12,316,358	13,134,120
FNMA #AE0972	5.00	03/01/2041	45,257,712	48,262,665
FNMA #AE1529	3.50	10/01/2025	2,079,443	2,122,830
FNMA #AE1530	3.50	11/01/2025	1,666,615	1,701,389
FNMA #AE3066	3.50	09/01/2025	30,505,374	31,141,855
FNMA #AE3903	3.50	11/01/2025	5,275,783	5,385,860
FNMA #AE4967	3.50	10/01/2025	11,288,173	11,523,695
FNMA #AE6048	3.50	10/01/2025	1,814,904	1,852,772
FNMA #AE6475	3.50	10/01/2025	4,926,691	5,029,484
FNMA #AE6576	3.50	10/01/2025	3,865,693	3,946,348
FNMA #AE9782	5.00	11/01/2040	810,653	864,477
FNMA #AH1162	5.00	01/01/2041	5,254,909	5,603,816
FNMA #AH1311	5.00	01/01/2041	768,168	819,171
FNMA #AH2917	3.50	12/01/2030	10,133,499	10,149,431
FNMA #AH5207	5.00	05/01/2041	1,638,101	1,748,913
FNMA #AH5651	3.50	02/01/2041	1,752,971	1,697,386
FNMA #AH6814	5.00	03/01/2041	1,989,960	2,124,574
FNMA #AH6816	5.00	03/01/2041	5,419,248	5,785,841
FNMA #AH8431	5.00	04/01/2041	1,599,191	1,707,371
FNMA #AH9082	5.00	04/01/2041	1,137,420	1,214,362
FNMA #AH9083	5.00	03/01/2041	697,669	744,864
FNMA #AI1213	5.00	04/01/2041	11,293,397	12,057,355
FNMA #AI1219	5.00	04/01/2041	7,268,811	7,760,520
FNMA #AI1955	5.00	05/01/2041	4,341,555	4,635,245
FNMA #AI1956	5.00	05/01/2041	4,518,260	4,818,256
FNMA #AI3126	5.00	05/01/2041	4,424,780	4,718,570
FNMA #AL0131	3.50	01/01/2026	31,527,527	32,185,334
FNMA #AL0213	3.50	04/01/2041	3,595,658	3,670,680
FNMA #MA0655	3.50	02/01/2031	58,281,907	58,373,540
FNMA Series 1998-38 Class Pl	6.00	11/25/2028	41,642	46,712
FNMA Series 1999-54 Class LH	6.50	11/25/2029	64,613	73,349
FNMA Series 2001-81 Class HE	6.50	01/25/2032	8,121,643	9,337,086
FNMA Series 2001-T07 Class A1	7.50	02/25/2041	1,289,218	1,526,491
FNMA Series 2002-14 Class A2	7.00	01/25/2042	701,176	823,284
FNMA Series 2002-33 Class A2	7.50	06/25/2032	1,369,748	1,581,194
FNMA Series 2002-T06 Class A2	7.50	10/25/2041	1,934,278	2,313,707
FNMA Series 2002-T16 Class A3	7.50	07/25/2042	1,099,941	1,267,961
FNMA Series 2002-T18 Class A4	7.50	08/25/2042	1,926,092	2,221,638
FNMA Series 2003-92 Class KH	5.00	03/25/2032	3,565,000	3,845,476
FNMA Series 2003-W17 Class 1A7	5.75	08/25/2033	2,097,000	2,327,556
FNMA Series 2004-45 Class VB	4.50	10/25/2028	100,000	106,855
FNMA Series 2005-31 Class PB	5.50	04/25/2035	75,000	84,567
FNMA Series 2005-5 Class PA	5.00	01/25/2035	2,940,359	3,185,165
FNMA Series 2005-58 Class MA	5.50	07/25/2035	1,267,074	1,391,097
FNMA Series 2007-30 Class MA	4.25	02/25/2037	4,290,918	4,475,646
FNMA Series 2009-102 Class PN	5.00	11/25/2039	3,799,356	4,080,501

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	155

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA Series 2009-105 Class CB	6.00%	12/25/2039	$12,371,707	$13,722,723
FNMA Series 2009-11 Class LC	4.50	03/25/2049	7,565,731	7,909,801
FNMA Series 2009-110 Class DA	4.50	01/25/2040	4,913,882	5,173,231
FNMA Series 2009-66 Class KE	4.00	09/25/2039	12,114,153	12,646,700
FNMA Series 2009-78 Class J	5.00	09/25/2019	8,423,033	9,115,301
FNMA Series 2009-93 Class PD	4.50	09/25/2039	4,152,795	4,245,673
FNMA Series 2009-M01 Class A2	4.29	07/25/2019	6,993,000	7,367,214
FNMA Series 2009-M02 Class A3	4.00	01/25/2019	6,303,000	6,467,372
FNMA Series 2010-015 Class KA	4.00	03/25/2039	5,947,103	6,213,538
FNMA Series 2010-054 Class EA	4.50	06/25/2040	13,908,098	14,630,153
FNMA Series 2010-135 Class LM	4.00	12/25/2040	634,142	662,945
FNMA Series 2010-9 Class MB	5.00	05/25/2032	1,938,000	2,104,098
FNMA Series 2010-M01 Class A2	4.45	09/25/2019	2,860,000	3,030,630
FNMA Series 2010-M03 Class A3	4.33	03/25/2020	23,230,000	24,366,918
FNMA Series 2011 Class 53	4.50	06/25/2041	10,629,000	11,315,211
FNMA Series K005 Class A2	4.32	11/25/2019	4,152,000	4,325,868
GNMA%%	7.91	01/15/2040	8,873,000	9,069,093
GNMA	3.00	04/20/2041	3,548,000	3,602,422
GNMA	3.00	07/20/2041	1,770,000	1,790,189
GNMA%%	3.50	01/15/2040	73,221,000	71,756,580
GNMA	3.50	07/20/2041	2,656,000	2,725,720
GNMA%%	4.00	01/15/2040	1,770,000	1,857,948
GNMA%%	4.00	01/15/2040	4,700,000	4,949,688
GNMA%%	4.00	01/15/2040	4,800,000	5,053,498
GNMA%%	4.00	01/15/2040	2,617,687	2,764,115
GNMA # 200578	5.00	07/16/2033	25,769,609	27,999,587
GNMA #004799	3.50	09/20/2040	431,639	423,824
GNMA #004832	3.50	10/20/2040	2,893,761	2,841,366
GNMA #004881	3.50	12/20/2040	36,182,321	35,527,198
GNMA #005050	4.00	05/20/2026	7,418,933	7,816,536
GNMA #065183	11.50	06/15/2013	305	307
GNMA #065561	11.50	05/15/2013	3,489	3,548
GNMA #082795±	4.00	04/20/2041	4,072,354	4,278,624
GNMA #082828±	4.00	05/20/2041	13,931,553	14,637,203
GNMA #082842±	3.50	05/20/2041	6,187,000	6,416,468
GNMA #082847±	3.50	05/20/2041	2,692,344	2,775,372
GNMA #267461	8.05	07/15/2019	52,519	60,560
GNMA #270973	8.05	09/15/2019	5,834	5,892
GNMA #270981	8.05	09/15/2019	17,673	17,954
GNMA #270992	8.05	08/15/2019	27,172	29,809
GNMA #270995	8.05	07/15/2019	19,192	22,131
GNMA #271015	8.05	11/15/2019	5,362	5,414
GNMA #271020	8.05	02/15/2020	22,235	25,886
GNMA #271179	8.05	10/15/2019	18,495	21,326
GNMA #274696	8.05	10/15/2019	16,311	16,557
GNMA #274698	8.05	02/15/2020	7,238	7,314
GNMA #276604	8.05	10/15/2019	10,976	11,098
GNMA #277013	8.05	11/15/2019	28,689	33,082
GNMA #277020	7.75	07/15/2020	4,293	4,311
GNMA #279234	8.05	10/15/2020	14,524	16,909
GNMA #279254	7.75	09/20/2020	61,759	70,831
GNMA #302430	7.75	03/20/2021	121,881	140,705

156	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA #310462	7.75%	07/20/2021	$39,652	$45,775
GNMA #313386	7.75	08/15/2021	34,696	40,197
GNMA #737970	3.50	02/20/2041	2,479,038	2,434,152
GNMA #737985	3.50	02/20/2041	1,249,707	1,227,080
GNMA #738074	3.50	03/20/2041	3,189,536	3,131,786
GNMA #738091	3.50	02/20/2041	389,163	382,117
GNMA #738095	3.50	12/20/2040	230,062	225,896
GNMA #738174	3.50	02/20/2041	1,951,501	1,916,167
GNMA #781113	7.00	11/15/2029	116,663	135,612
GNMA #782044	6.50	12/15/2032	6,602,065	7,522,227
GNMA Series 2002-95 Class DB Preassign 00163	6.00	01/25/2033	5,357,000	6,004,803
GNMA Series 2003-79 Class PV	5.50	10/20/2023	2,342,128	2,601,279

Total Agency Securities (Cost $1,868,195,356)				1,897,974,543

Asset Backed Securities: 8.40%
Ally Auto Receivables Trust Serie 2010-5 Class A4	1.75	03/15/2016	4,227,000	4,251,054
Ally Master Owner Trust Series 2011-1 Class A2	2.15	01/15/2016	11,667,000	11,871,825
Ally Master Owner Trust Series 201131 Class A1±	0.83	05/15/2016	3,499,000	3,493,908
Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5±	0.26	01/15/2016	1,975,000	1,970,765
Capital One Multi-Asset Execution Trust Series 2007-A4 Class A4±	0.23	03/16/2015	3,546,000	3,541,988
Chase Issuance Trust Series 2009-A2 Class A2±	1.75	04/15/2014	4,446,000	4,500,250
Citibank Omni Master Trust Series 2009-A14 Class A14††±	2.95	08/15/2018	14,443,000	15,316,657
Developers Diversified Realty Corporation Series 2009-DDR1 Class A††	3.81	10/14/2022	9,969,193	10,441,155
Discover Card Master Trust Series 2007-A2 Class A2±	0.65	06/15/2015	10,727,000	10,742,207
Discover Card Master Trust Series 2009-A1 Class A1±	1.50	12/15/2014	3,562,000	3,603,408
GE Capital Credit Card Master Note Trust Series 2009-2 Class A	3.69	07/15/2015	4,445,000	4,594,242
Goal Capital Funding Trust Series 2006-1 Class A3±	0.38	11/25/2026	13,238,000	12,495,073
MBNA Credit Card Master Trust Series 1997-B Class A±	0.36	08/15/2014	13,138,000	13,133,889
MMCA Automobile Trust Series 2011-A Class A4††	2.02	10/17/2016	5,812,000	5,877,280
Morgan Stanley Home Equity Loans Series 2007-1 Class A1±	0.24	12/25/2036	101,028	98,950
Nelnet Student Loan Trust Series 2004-5 Class A5±	0.45	10/27/2036	6,617,000	6,179,045
Nelnet Student Loan Trust Series 2005-4 Class A3±	0.44	06/22/2026	8,676,000	8,393,873
Nelnet Student Loan Trust Series 2006-1 Class A4±	0.35	11/23/2022	5,498,000	5,392,982
Nelnet Student Loan Trust Series 2006-2 Class A4±	0.35	10/26/2026	1,331,000	1,321,637
Nelnet Student Loan Trust Series 2008-3 Class A4±	1.91	11/25/2024	17,309,150	18,033,410
Nissan Auto Receivables Owner Trust Series 2001-A Class A4	1.94	09/15/2017	3,725,000	3,778,313
SLM Student Loan Trust Series 2000-A Class A2±	0.46	10/28/2028	5,167,287	5,147,057
SLM Student Loan Trust Series 2004-7 Class A5±	0.44	01/27/2020	6,438,544	6,401,820
SLM Student Loan Trust Series 2005-6 Class A±	0.38	07/27/2026	21,234,000	20,600,664
SLM Student Loan Trust Series 2005-8 Class A3±	0.38	10/25/2024	20,873,000	20,515,395
SLM Student Loan Trust Series 2006-3 Class A4±	0.35	07/25/2019	6,745,841	6,692,202
SLM Student Loan Trust Series 2008-1 Class A4A±	1.91	12/15/2032	13,384,000	13,843,437
SLM Student Loan Trust Series 2008-4 Class A2±	1.32	07/25/2016	3,760,000	3,818,558
SLM Student Loan Trust Series 2008-4 Class A4±	1.92	07/25/2022	3,207,000	3,341,157
SLM Student Loan Trust Series 2008-5 Class A3±	1.57	01/25/2018	2,319,000	2,382,769
SLM Student Loan Trust Series 2008-5 Class A4±	1.97	07/25/2023	11,638,000	12,168,127
SLM Student Loan Trust Series 2008-6 Class A2±	0.82	10/25/2017	2,447,000	2,451,942
SLM Student Loan Trust Series 2008-9 Class A±	1.77	04/25/2023	6,087,610	6,285,970
SLM Student Loan Trust Series 2011-2 Class A1±	0.79	11/25/2027	7,243,000	7,228,959
SLM Student Loan Trust Series 2011-A Class A2††	4.37	04/17/2028	2,817,000	2,921,016
Volkswagen Auto Loan Enhanced Valet 2011 1 A4	1.98	09/20/2017	7,046,000	7,134,546

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	157

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset Backed Securities (continued)
World Financial Network Credit Card Master Trust Series 2009-A Class A	4.60%	09/15/2015	$6,841,000	$6,956,520

Total Asset Backed Securities (Cost $275,542,475)				276,922,050

Non-Agency Mortgage Backed Securities: 9.97%
Americold LLC Trust Series 2010-ART Class A1††	3.85	01/14/2029	7,003,229	7,210,946
Bank of America Commercial Mortgage Incorporated Series 2002-2 Class B	5.27	07/11/2043	1,368,000	1,411,637
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	06/11/2035	1,345,000	1,375,161
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	1,837,000	1,857,219
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A5	4.81	12/10/2042	3,959,600	4,234,013
Bank of America Commercial Mortgage Incorporated Series 2005-4 Class A5A	4.93	07/10/2045	3,680,000	3,957,945
Bank of America Commercial Mortgage Incorporated Series 2006-3 Class A4	5.89	07/10/2044	6,341,256	6,995,334
Bank of America Commercial Mortgage Incorporated Series 2006-6 Class A4	5.36	10/10/2045	11,595,000	12,511,546
Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3	4.24	08/13/2039	445,124	451,105
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	02/11/2041	2,805,481	2,844,441
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A±	0.23	12/25/2036	454,502	435,840
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class AM	5.22	07/15/2044	3,608,000	3,769,688
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B††	6.30	07/16/2034	5,070,000	5,209,423
Commercial Mortgage Pass-Through Certificate Series 2004-B4 Class A5	4.84	10/15/2037	7,664,000	8,162,463
Commercial Mortgage Pass-Through Certificate Series 2006-C8 Class A4	5.31	12/10/2046	8,756,000	9,429,199
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP5 Class A2	4.94	12/15/2035	5,134,500	5,330,722
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C4 Class B	5.25	08/15/2036	3,170,000	3,303,131
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-CPN1 Class B	4.72	03/15/2035	1,758,000	1,823,494
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	02/15/2038	2,923,432	3,007,169
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	04/15/2037	5,779,000	6,194,905
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A	4.73	07/15/2037	2,629,000	2,723,654
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C2 Class A3	5.66	03/15/2039	2,393,000	2,627,954
Credsit Suisse First Boston Mortgage Securities Corporation Series 2002-CP3 Class A3	5.60	07/15/2035	1,313,000	1,357,903
DBUBS Mortgage Trust Series 2011-LC1A Class A2††	4.53	11/10/2046	3,975,000	4,140,402
ESA Trust Series 2010-ESHA Class A††	2.95	11/05/2027	2,734,918	2,751,041
First Union National Bank Commercial Mortgage Series 2001-C4 Class B	6.42	12/12/2033	1,839,000	1,868,439
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class A2	6.70	04/15/2034	302,172	301,736
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class B	6.79	04/15/2034	977,000	976,122
GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class D	5.49	05/10/2040	1,384,000	1,449,927
GMAC Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4	5.30	08/10/2038	3,000,000	3,246,539
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM	5.29	11/10/2045	1,495,000	1,529,703
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5	5.22	04/10/2037	9,472,000	10,286,083
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class A4	5.88	07/10/2038	12,360,000	13,780,851
GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.76	07/10/2039	1,769,000	1,875,969
GS Mortgage Securities Corporation II Series 2006-GG6 Class A4	5.55	04/10/2038	16,640,000	18,138,517
GS Mortgage Securities Corporation II Series 2010-C2 Class A1††	3.85	12/10/2043	3,828,326	3,984,445

158	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
GS Mortgage Securities Corporation II Series 2011-GC3 Class A2††	3.65%	03/10/2044	$4,069,000	$4,186,101
Impact Funding LLC Series 2010-1 Class A1††	5.31	01/25/2051	9,540,881	9,557,100
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2000-C10 Class C	7.71	08/15/2032	291,275	291,056
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIB3 Class A3	6.47	11/15/2035	1,628,057	1,640,484
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D	6.85	04/15/2035	1,766,000	1,766,768
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C1 Class A3	5.38	07/12/2037	1,949,000	2,007,866
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B	5.21	12/12/2034	1,007,000	1,044,925
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class A2	5.05	12/12/2034	2,692,000	2,794,849
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIBC4 Class C	6.45	05/12/2034	2,726,000	2,790,673
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A1	4.28	01/12/2037	1,521,649	1,545,364
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1	4.39	07/12/2037	626,294	636,463
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-PM1A Class A4	5.33	08/12/2040	2,441,000	2,598,570
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-CIBC9 Class A2	5.11	06/12/2041	1,669,016	1,667,873
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	07/15/2041	2,933,000	3,121,076
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP4 Class A4	4.92	10/15/2042	1,332,000	1,434,286
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	05/15/2047	1,743,506	1,811,744
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34	05/15/2047	10,470,000	11,290,282
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-C1 Class A4	5.72	02/15/2051	4,521,311	4,940,369
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LDP11 Class A	5.82	06/15/2049	3,694,000	3,950,625
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2009-IWST Class A2††	5.63	12/05/2027	7,500,000	8,339,810
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2††	4.31	08/05/2032	7,863,000	7,846,612
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1††	3.85	06/15/2043	11,042,851	11,525,377
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1††	3.30	08/05/2032	2,255,511	2,250,551
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A4††	4.72	02/16/2046	2,802,000	2,922,420
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C2 Class A4	5.59	06/15/2031	1,579,000	1,628,018
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A4	4.56	09/15/2026	797,363	810,064
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10/15/2029	1,233,000	1,290,550
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74	02/15/2030	1,740,000	1,862,686
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4	5.00	04/15/2030	5,349,000	5,463,451
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class AAB	5.40	02/15/2040	873,000	930,964
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3	5.95	07/15/2044	1,751,000	1,858,518

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	159

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A3	5.93%	07/15/2040	$6,831,000	$7,249,971
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4	5.86	07/15/2040	4,621,000	5,006,115
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A	4.95	07/12/2038	2,169,000	2,227,024
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6	5.22	11/12/2037	3,524,900	3,882,545
Merrill Lynch Mortgage Trust Series 2005-MKB2 Class A4	5.20	09/12/2042	4,431,000	4,795,549
Morgan Stanley Capital I Series 2002-HQ Class B	6.64	04/15/2034	1,367,000	1,409,680
Morgan Stanley Capital I Series 2004-TP13 Class A 3	4.39	09/13/2045	1,302,529	1,344,469
Morgan Stanley Capital I Series 2006-HQ8 Class AM	5.46	03/12/2044	1,836,000	1,950,101
Morgan Stanley Capital I Series 2006-IQ12 Class ANM	5.31	12/15/2043	4,435,000	4,453,028
Morgan Stanley Capital I Series 2007-HE2 Class A2A±	0.23	01/25/2037	212,714	206,524
Morgan Stanley Capital I Series 2007-HQ13 Class A1	5.36	12/15/2044	1,640,189	1,686,547
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12/12/2049	5,872,000	6,471,339
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	07/15/2033	849,446	848,789
Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class B	5.04	03/12/2035	1,456,000	1,519,973
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03	06/13/2041	975,435	998,995
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S±	0.30	02/25/2047	360,651	309,595
Nomura Asset Securities Corporation Series 1998-D6 Class A2	7.03	03/15/2030	5,409,589	5,847,549
Salomon Brothers Mortgage Securities Incorporated VII Series 2000-C2 Class C	7.73	07/18/2033	408,188	407,576
Salomon Brothers Mortgage Securities Incorporated VII Series 2001-C2 Class A3	6.50	11/13/2036	2,813,409	2,832,290
Sequoia Mortgage Trust Series 2010-H1 Class A1±	3.75	02/25/2040	1,454,117	1,466,988
Sequoia Mortgage Trust Series 2011-1 Class A1	4.13	02/25/2041	1,714,473	1,714,185
Structured Asset Securities Corporation Series 1982 Class B^	0.01	03/01/2020	150,836	145,073
Structured Asset Securities Corporation Series 1998-2 Class A±	0.71	02/25/2028	100,225	95,050
US Bank NA Series 2007-1 Class A	5.92	05/25/2012	3,090,991	3,233,609
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1††(l)	4.24	10/15/2035	243,763	245,123
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3(l)	4.45	11/15/2035	1,678,000	1,697,124

Total Non-Agency Mortgage Backed Securities (Cost $324,397,657)				328,404,972

Corporate Bonds and Notes: 14.24%

Consumer Discretionary: 1.26%

Diversified Consumer Services: 0.06%
Massachusetts Institute of Technology	5.60	07/01/2111	1,760,000	1,841,734

Media: 0.89%
Comcast Corporation	8.38	03/15/2013	6,106,000	6,870,123
DIRECTV Holings Financing Incorporated	3.50	03/01/2016	2,610,000	2,690,798
NBC Universal Incorporated††	2.88	04/01/2016	5,702,000	5,718,496
NBC Universal Incorporated††	4.38	04/01/2021	2,981,000	2,963,197
News America Incorporated††	6.15	02/15/2041	5,292,000	5,428,518
Time Warner Incorporated	6.25	03/29/2041	5,515,000	5,763,114

				29,434,246

Specialty Retail: 0.31%
Gap Incorporated(o)	5.95	04/12/2021	10,320,000	10,115,984

Consumer Staples: 1.11%

Beverages: 0.47%
Anheuser-Busch InBev Worldwide Incorporated(o)	4.13	01/15/2015	7,845,000	8,456,792
Pepsico Incorporated(o)	2.50	05/10/2016	7,070,000	7,138,869

				15,595,661

160	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Food & Staples Retailing: 0.06%
CVS Caremark Corporation	5.75%	05/15/2041	$2,125,000	$2,106,899

Food Products: 0.14%
Kraft Foods Incorporated Class A(o)	6.50	02/09/2040	4,230,000	4,763,365

Tobacco: 0.44%
Altria Group Incorporated	4.75	05/05/2021	4,310,000	4,354,040
Altria Group Incorporated	10.20	02/06/2039	2,845,000	4,223,107
Philip Morris International Incorporated	2.50	05/16/2016	5,880,000	5,915,486

				14,492,633

Energy: 1.23%

Oil, Gas & Consumable Fuels: 1.23%
Energy Transfer Partners LP	4.65	06/01/2021	3,890,000	3,877,470
Energy Transfer Partners LP	9.00	04/15/2019	3,032,000	3,905,844
Enterprise Products Operating LLC	5.95	02/01/2041	3,075,000	3,148,385
Kerr-McGee Corporation	6.95	07/01/2024	7,525,000	8,692,970
Marathon Petroleum Corporation††	6.50	03/01/2041	2,605,000	2,795,556
Midamerican Energy Holdings Company	6.50	09/15/2037	2,685,000	3,102,689
Rockies Express Pipeline††	3.90	04/15/2015	7,651,000	7,763,676
Western Gas Partners LP	5.38	06/01/2021	6,950,000	7,186,161

				40,472,751

Financials: 5.44%

Capital Markets: 1.19%
Goldman Sachs Group Incorporated	3.63	02/07/2016	6,170,000	6,187,369
Goldman Sachs Group Incorporated	6.25	02/01/2041	6,250,000	6,316,994
Goldman Sachs Group Incorporated	6.75	10/01/2037	3,326,000	3,341,922
Jefferies Group Incorporated	5.13	04/13/2018	4,425,000	4,476,591
Lazard Group LLC	6.85	06/15/2017	7,827,000	8,756,104
Lazard Group LLC	7.13	05/15/2015	5,837,000	6,577,803
Morgan Stanley	3.80	04/29/2016	3,545,000	3,562,257

				39,219,040

Consumer Finance: 0.49%
Capital One Bank USA NA	8.80	07/15/2019	1,775,000	2,281,402
Ford Motor Credit Company LLC	5.00	05/15/2018	9,755,000	9,672,629
Verizon Wireless Capital LLC	8.50	11/15/2018	3,120,000	4,087,287

				16,041,318

Diversified Financial Services: 2.02%
Bank of America Corporation	3.63	03/17/2016	3,570,000	3,603,965
Bank of America Corporation(o)	5.00	05/13/2021	11,110,000	11,089,602
Bank of America Corporation	6.00	09/01/2017	4,735,000	5,211,587
Citigroup Incorporated(o)	1.88	10/22/2012	9,195,000	9,391,396
Citigroup Incorporated	5.38	08/09/2020	4,430,000	4,667,740
General Electric Capital Corporation(o)	2.95	05/09/2016	14,150,000	14,197,643
General Electric Capital Corporation	4.63	01/07/2021	5,295,000	5,373,017

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	161

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)
JPMorgan Chase & Company	4.63%	05/10/2021	$7,070,000	$7,095,275
JPMorgan Chase & Company	6.80	10/01/2037	5,761,000	5,891,631

				66,521,856

Insurance: 1.16%
American International Group Incorporated Series MTN	5.85	01/16/2018	4,420,000	4,706,027
CNA Financial Corporation	5.75	08/15/2021	3,320,000	3,520,833
CNA Financial Corporation	6.50	08/15/2016	1,652,000	1,861,090
Hartford Financial Services Group	5.50	03/30/2020	3,560,000	3,765,348
Hartford Financial Services Group	6.10	10/01/2041	1,780,000	1,779,817
MetLife Incorporated	5.88	02/06/2041	2,894,000	3,046,942
Protective Life Corporation	8.45	10/15/2039	3,565,000	4,192,469
Prudential Financial Incorporated	3.00	05/12/2016	5,780,000	5,780,723
Prudential Financial Incorporated	5.63	05/12/2041	2,170,000	2,146,666
Reinsurance Group of America	5.00	06/01/2021	4,745,000	4,789,446
WR Berkley Corporation	5.38	09/15/2020	2,465,000	2,558,754

				38,148,115

REIT: 0.58%
HCP Incorporated	5.65	12/15/2013	5,780,000	6,310,962
HCP Incorporated	6.75	02/01/2041	3,875,000	4,215,977
Health Care REIT Incorported	6.50	03/15/2041	1,940,000	1,961,324
Kilroy Realty Corporation	5.00	11/03/2015	1,920,000	2,014,401
Kilroy Realty Corporation	6.63	06/01/2020	2,560,000	2,809,784
Wea Finance LLC††	4.63	05/10/2021	1,890,000	1,886,218

				19,198,666

Health Care: 0.77%

Biotechnology: 0.30%
Amgen Incorporated	3.45	10/01/2020	4,729,000	4,574,546
Gilead Sciences Incorporated	4.50	04/01/2021	5,305,000	5,406,076

				9,980,622

Health Care Equipment & Supplies: 0.11%
Boston Scientific Corporation	6.40	06/15/2016	3,205,000	3,623,570

Health Care Providers & Services: 0.31%
Coventry Health Care Incorporated	5.95	03/15/2017	6,233,000	6,743,258
UnitedHealth Group Incorporated	5.95	02/15/2041	3,287,000	3,472,025

				10,215,283

Life Sciences Tools & Services: 0.03%
Thermo Fisher Scientific Incorporated	4.50	03/01/2021	870,000	906,199

Pharmaceuticals: 0.02%
Allergan Incorporated	3.38	09/15/2020	675,000	651,169

Industrials: 0.27%

Commercial Services & Supplies: 0.06%
Federated Retail Holdings Incorporated	6.38	03/15/2037	1,885,000	2,007,525

162	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Professional Services: 0.10%
Verisk Analytics Incorporated	5.80%	05/01/2021	$3,045,000	$3,225,833

Road & Rail: 0.11%
BSNF Railway Company	5.75	05/01/2040	3,576,000	3,752,519

Information Technology: 0.53%

Communications Equipment: 0.10%
Juniper Networks Incorporated	5.95	03/15/2041	3,025,000	3,172,650

Computers & Peripherals: 0.13%
Hewlett Packard Company LP	4.30	06/01/2021	4,265,000	4,299,508

Semiconductors & Semiconductor Equipment: 0.19%
Texas Instrument Incorporated	1.38	05/15/2014	6,170,000	6,197,290

Software: 0.11%
Adobe Systems Incorporated	4.75	02/01/2020	3,652,000	3,809,865

Materials: 0.50%

Chemicals: 0.50%
Dow Chemical Company	4.85	08/15/2012	6,095,000	6,372,676
Dow Chemical Company	5.90	02/15/2015	3,255,000	3,695,978
Dow Chemical Company	8.55	05/15/2019	4,809,000	6,262,376

				16,331,030

Telecommunication Services: 1.17%

Diversified Telecommunication Services: 0.91%
AT&T Incorporated	2.95	05/15/2016	7,545,000	7,653,505
AT&T Incorporated	4.45	05/15/2021	5,305,000	5,403,196
AT&T Incorporated	6.40	05/15/2038	2,660,000	2,873,829
Frontier Communications Corporation	8.13	10/01/2018	1,840,000	2,021,700
Frontier Communications Corporation	8.25	04/15/2017	5,395,000	5,921,013
Frontier Communications Corporation	8.50	04/15/2020	1,790,000	1,962,288
Verizon Communications Incorporated	3.00	04/01/2016	4,126,000	4,217,676

				30,053,207

Wireless Telecommunication Services: 0.26%
American Tower Corporation	4.50	01/15/2018	6,625,000	6,665,068
American Tower Corporation	5.05	09/01/2020	1,874,000	1,880,722

				8,545,790

Utilities: 1.96%

Electric Utilities: 1.03%
Ameren Corporation	8.88	05/15/2014	4,125,000	4,832,908
DPL Incorporated	6.88	09/01/2011	6,620,000	6,717,069
Duquesne Light Holdings Incorporated††	5.90	12/01/2021	3,620,000	3,662,329
FirstEnergy Solutions Company	6.05	08/15/2021	2,247,000	2,471,257
FirstEnergy Solutions Company	6.80	08/15/2039	1,701,000	1,822,664
Great Plains Energy Incorporated	4.85	06/01/2021	875,000	890,261
Nevada Power Company Series A(o)	8.25	06/01/2011	10,280,000	10,280,000

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	163

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Electric Utilities (continued)
Progress Energy Incorporated	6.85%	04/15/2012	$3,070,000	$3,232,400

				33,908,888

Multi-Utilities: 0.93%
CMS Energy Corporation	2.75	05/15/2014	2,535,000	2,553,255
CMS Energy Corporation	5.05	02/15/2018	4,155,000	4,327,844
Dominion Resources Incorporated(o)	8.88	01/15/2019	9,930,000	12,966,455
Puget Energy Incorporated††	6.00	09/01/2021	3,320,000	3,320,000
Sempra Energy	2.00	03/15/2014	7,520,000	7,586,116

				30,753,670

Total Corporate Bonds and Notes (Cost $454,227,642)				469,386,886

Municipal Bonds and Notes: 1.13%

California: 0.42%
California Build America Bonds (Tax Revenue)	7.60	11/01/2040	4,570,000	5,416,273
Los Angeles CA Community College District Build America Bonds (Tax Revenue)	6.75	08/01/2049	3,515,000	4,151,320
Los Angeles CA DW&P Build America Bonds (Utilities Revenue)	6.57	07/01/2045	3,955,000	4,429,758

				13,997,351

Illinois: 0.27%
Illinois (GO - State)	5.37	03/01/2017	2,835,000	2,976,410
Illinois (GO - State)	5.67	03/01/2018	2,835,000	2,988,600
Illinois (GO - State)	5.88	03/01/2019	2,835,000	2,979,869

				8,944,879

Nevada: 0.13%
Clark County NV Airport Authority (Airport Revenue)	6.82	07/01/2045	3,755,000	4,187,651

New Jersey: 0.17%
New Jersey State Turnpike Authority (Transportation Revenue)	7.10	01/01/2041	4,570,000	5,488,067

Texas: 0.14%
North Texas Tollway Authority (Transportation Revenue)	6.72	01/01/2049	4,008,000	4,445,954

Total Municipal Bonds and Notes (Cost $33,399,913)				37,063,902

US Treasury Securities: 14.76%
US Treasury Bond(o)	4.25	11/15/2040	23,395,000	23,497,353
US Treasury Bond«	4.38	05/15/2040	6,901,000	7,085,395
US Treasury Bond(o)	4.38	05/15/2041	2,169,000	2,226,283
US Treasury Bond(o)	4.50	02/15/2036	31,697,000	33,564,143
US Treasury Bond«	4.75	02/15/2041	24,656,000	26,917,424
US Treasury Note(o)	0.50	05/31/2013	28,479,000	28,499,021
US Treasury Note«	0.63	04/30/2013	29,727,000	29,833,720
US Treasury Note«	1.00	05/15/2014	125,722,000	126,546,736
US Treasury Note«	1.25	04/15/2014	48,099,000	48,790,423
US Treasury Note(o)	1.75	05/31/2016	12,907,000	12,945,334
US Treasury Note«	2.00	04/30/2016	67,461,000	68,572,757
US Treasury Note(o)	2.38	10/31/2014	44,356,000	46,449,071

164	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

US Treasury Securities (continued)
Us Treasury Note(o)	2.38%	05/31/2018	$243,000	$242,961
US Treasury Note(o)	3.13	05/15/2021	31,015,000	31,213,806

Total US Treasury Securities (Cost $484,305,273)				486,384,427

Yankee Corporate Bonds and Notes: 6.22%

Consumer Discretionary: 0.09%

Media: 0.09%
Thomson Reuters Corporation	5.95	07/15/2013	2,855,000	3,138,499

Consumer Staples: 0.39%

Beverages: 0.16%
Pernod Ricard SA††	5.75	04/07/2021	4,945,000	5,230,218

Food & Staples Retailing: 0.23%
Cencosud SA††	5.50	01/20/2021	3,200,000	3,187,955
Woolworths Limited††	4.55	04/12/2021	4,220,000	4,320,892

				7,508,847

Energy: 0.50%

Oil, Gas & Consumable Fuels: 0.50%
BP Capital Markets plc	4.74	03/11/2021	7,045,000	7,290,215
CNPC HK Overseas Capital††	5.95	04/28/2041	2,975,000	2,993,073
Husky Energy Incorporated	5.90	06/15/2014	1,913,000	2,142,005
Husky Energy Incorporated	7.25	12/15/2019	3,289,000	4,004,769

				16,430,062

Financials: 3.56%

Capital Markets: 0.05%
Mubadala Development Company††	5.50	04/20/2021	1,440,000	1,477,436

Commercial Banks: 1.85%
Caisse Centrale Desjardins††	2.55	03/24/2016	4,050,000	4,133,940
HSBC Holdings plc	5.10	04/05/2021	8,725,000	9,078,912
HSBC Holdings plc	6.80	06/01/2038	3,677,000	4,073,134
Itau Unibanco Holding SA††	6.20	04/15/2020	2,170,000	2,208,266
Korea Development Bank	3.25	03/09/2016	5,259,000	5,273,147
Lloyds TSB Bank plc(o)	6.38	01/21/2021	3,855,000	4,080,679
Nordea Bank AB††	4.88	05/13/2021	7,645,000	7,629,878
Rabobank Nederland NV(o)	5.25	05/24/2041	7,082,000	7,135,752
Standard Chartered plc††	3.20	05/12/2016	7,620,000	7,648,316
Swedish Export Credit Corporation	3.25	09/16/2014	9,040,000	9,603,662

				60,865,686

Consumer Finance: 0.10%
CNOOC Finance 2011 Limited††	4.25	01/26/2021	3,440,000	3,402,287

Diversified Financial Services: 1.08%
Abbey National Treasury Services	2.88	04/25/2014	3,515,000	3,546,136
Abbey National Treasury Services	4.00	04/27/2016	7,095,000	7,133,072
Barclays Bank plc††	2.50	09/21/2015	4,726,000	4,719,261

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Allocation Funds	165

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Diversified Financial Services (continued)
BNP Paribas††	2.20%	11/02/2015	$10,784,000	$10,641,479
Credit Suisse Guernsey††	2.60	05/27/2016	3,965,000	3,980,071
Credit Suisse New York NY	6.00	02/15/2018	5,070,000	5,579,687

				35,599,706

Thrifts & Mortgage Finance: 0.48%
Achmea Hypotheekbank NV††	3.20	11/03/2014	15,115,000	15,939,100

Materials: 0.55%

Chemicals: 0.10%
Braskem Finance Limited††	5.75	04/15/2021	3,285,000	3,285,000

Construction Materials: 0.06%
Votorantim Cimentos SA††	7.25	04/05/2041	1,835,000	1,812,063

Metals & Mining: 0.39%
ArcelorMittal	5.50	03/01/2021	3,224,000	3,247,887
ArcelorMittal	6.75	03/01/2041	1,775,000	1,789,342
Barrick Gold Corporation††%%	2.90	05/30/2016	7,930,000	7,952,014

				12,989,243

Telecommunication Services: 0.69%

Diversified Telecommunication Services: 0.51%
Hutchison Whampoa International Limited††	5.75	09/11/2019	5,475,000	5,923,288
Telefonica Emisiones SAU	5.98	06/20/2011	4,265,000	4,275,603
Telemar Norte Leste SAU††	5.50	10/23/2020	6,880,000	6,750,656

				16,949,547

Wireless Telecommunication Services: 0.18%
America Movil SAB SA	5.00	10/16/2019	2,845,000	3,003,751
Telefonica Moviles Chile††	2.88	11/09/2015	2,800,000	2,773,140

				5,776,891

Utilities: 0.44%

Electric Utilities: 0.44%
Korea Hydro & Nuclear Power Company Limited††	3.13	09/16/2015	4,515,000	4,503,550
PPL WEM Holdings plc††	3.90	05/01/2016	4,775,000	4,928,320
PPL WEM Holdings plc††	5.38	05/01/2021	4,740,000	4,971,814

				14,403,684

Total Yankee Corporate Bonds and Notes (Cost $200,446,281)				204,808,269

Yankee Government Bonds: 0.97%
Republic of Chile	3.88	08/05/2020	5,330,000	5,303,350
Republic of Hungary	6.38	03/29/2021	6,699,000	7,008,829
Republic of Indonesia††	4.88	05/05/2021	3,150,000	3,197,250
State of Qatar††	4.00	01/20/2015	9,070,000	9,512,163
United Mexican States	5.13	01/15/2020	2,106,000	2,263,949
United Mexican States	6.05	01/11/2040	4,434,000	4,706,691

Total Yankee Government Bonds (Cost $31,390,660)				31,992,232

166	Wells Fargo Advantage Allocation Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Short-Term Investments: 11.56%

Corporate Bonds and Notes: 0.24%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$3,967,237	$1,671,397
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	11,265,034	6,308,419

				7,979,816

	Yield		Shares

Investment Companies: 11.32%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)(o)	0.05		204,875,242	204,875,242
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18		168,068,239	168,068,239

				372,943,481

Total Short-Term Investments (Cost $376,930,028)				380,923,297

Total Investments in Securities
(Cost $4,048,835,285)*	124.85%	4,113,860,578
Other Assets and Liabilities, Net	(24.85)	(818,826,631)

Total Net Assets	100.00%	$3,295,033,947

	Interest Rate		Principal

Schedule of TBA Sale Commitments: (7.14%)
FHLMC%%	5.00	06/01/2039	$(14,000,000)	(14,846,566)
FNMA%%	3.50	06/01/2034	(14,300,000)	(14,579,293)
FNMA%%	5.00	07/15/2035	(32,400,000)	(34,369,304)
FNMA%%	5.00	06/01/2041	(88,600,000)	(94,303,626)
FNMA%%	6.00	08/25/2038	(70,300,000)	(77,319,033)

Total Schedule of TBA Sale Commitments (Proceeds Received $(234,169,133))				(235,417,822)

%%	Security issued on a when-issued (TBA) basis.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate. The total cost of affiliated investments is $374,859,373.

(o)	Security pledged as collateral for when-issued (TBA) securities.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $4,054,322,387 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$69,540,791
Gross unrealized depreciation	(10,002,600)

Net unrealized appreciation	$59,538,191

The accompanying notes are an integral part of these financial statements.

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168	Wells Fargo Advantage Allocation Funds	Statements of Assets and Liabilities—May 31, 2011

	C&B Large Cap Value Portfolio	Disciplined Value Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$415,458,199	$65,493,171
In affiliated securities, at value	78,432,798	7,788,849

Total investments, at value (see cost below)	493,890,997	73,282,020
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	444,068	3,937,265
Receivable for dividends and interest	862,789	157,703
Receivable for daily variation margin on open futures contracts	0	15,400
Receivable for securities lending income	9,042	936
Unrealized gains on forward foreign currency contracts	0	0
Prepaid expenses and other assets	15,842	53,051

Total assets	495,222,738	77,446,375

Liabilities
Payable for investments purchased	821,641	3,978,846
Payable upon receipt of securities loaned	70,650,031	6,569,795
Advisory fee payable	218,706	20,380
Custody and accounting fees payable	0	0
Professional fees payable	31,453	41,258
Accrued expenses and other liabilities	0	0

Total liabilities	71,721,831	10,610,279

Total net assets	$423,500,907	$66,836,096

Total investments, at cost	$417,785,013	$62,629,443

Securities on loan, at value	$69,378,689	$6,472,173

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—May 31, 2011	Wells Fargo Advantage Allocation Funds	169

Diversified Large Cap Growth Portfolio	Emerging Growth Portfolio	Equity Value Portfolio	Index Portfolio	International Equity Portfolio	International Growth Portfolio

$197,775,186	$83,083,640	$414,617,013	$2,474,965,589	$27,841,940	$122,733,738
33,751,049	17,528,677	34,202,522	144,319,857	4,149,871	11,168,015

231,526,235	100,612,317	448,819,535	2,619,285,446	31,991,811	133,901,753
0	0	0	0	32,688	64,567
123,382	106,464	3,024,970	0	52,828	1,963,205
172,625	3,535	577,327	5,401,974	141,404	366,029
0	0	0	327,180	0	0
1,455	4,901	3,591	11,516	8,254	34,813
0	0	0	0	24,718	0
533,265	0	13,791	12,146	0	0

232,356,962	100,727,217	452,439,214	2,625,038,262	32,251,703	136,330,367

0	690,602	2,061,517	0	402,631	2,150,316
31,031,107	15,406,235	28,487,420	93,310,019	1,791,467	5,131,214
39,747	55,897	227,335	148,771	34,298	235,235
0	0	0	0	18,920	617,462
28,995	18,773	48,272	21,503	19,678	33,029
0	2,569	0	0	11,152	17,788

31,099,849	16,174,076	30,824,544	93,480,293	2,278,146	8,185,044

$201,257,113	$84,553,141	$421,614,670	$2,531,557,969	$29,973,557	$128,145,323

$210,532,660	$87,002,992	$394,410,903	$2,147,097,887	$27,952,685	$114,572,614

$30,620,897	$15,289,764	$27,996,109	$92,052,235	$1,757,355	$5,077,668

$0	$0	$0	$0	$32,554	$64,185

170	Wells Fargo Advantage Allocation Funds	Statements of Assets and Liabilities—May 31, 2011

	International Index Portfolio	International Value Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$29,726,234	$339,139,835
In affiliated securities, at value	1,322,037	42,033,924

Total investments, at value (see cost below)	31,048,271	381,173,759
Segregated cash	90,190	0
Foreign currency, at value (see cost below)	262,714	7,533,985
Receivable for investments sold	141,306	921
Receivable for dividends and interest	181,452	2,679,999
Receivable for variation margin on open futures contracts	24,625	0
Receivable for securities lending income	8,191	198,822
Prepaid expenses and other assets	34	2,577

Total assets	31,756,783	391,590,063

Liabilities
Payable for investments purchased	159,805	132,560
Payable upon receipt of securities loaned	1,008,812	38,455,761
Advisory fee payable	108,687	279,503
Custody and accounting fees payable	449,784	707,192
Professional fees payable	17,676	10,871
Accrued expenses and other liabilities	10,466	39,505

Total liabilities	1,755,230	39,625,392

Total net assets	$30,001,553	$351,964,671

Total investments, at cost	$26,626,493	$388,901,786

Securities on loan, at value	$984,070	$37,483,136

Foreign currency, at cost	$259,432	$7,350,881

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—May 31, 2011	Wells Fargo Advantage Allocation Funds	171

Small Cap Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$53,072,222	$327,336,687	$232,648,668
2,384,968	63,692,171	54,470,407

55,457,190	391,028,858	287,119,075
0	0	0
0	0	0
70,299	3,560,865	1,073,671
21,566	98,659	202,334
0	0	0
0	9,254	17,944
7,591	15,359	2,965

55,556,646	394,712,995	288,415,989

180,884	5,020,291	1,787,125
0	54,705,028	49,692,996
33,635	209,994	153,368
0	0	3,149
27,903	37,796	22,510
0	0	0

242,422	59,973,109	51,659,148

$55,314,224	$334,739,886	$236,756,841

$47,729,032	$305,858,205	$244,389,036

$0	$53,896,377	$49,130,639

$0	$0	$0

172	Wells Fargo Advantage Allocation Funds	Statements of Assets and Liabilities—May 31, 2011

	Inflation-Protected Bond Portfolio	Managed Fixed Income Portfolio	Stable Income Portfolio	Total Return Bond Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$104,359,776	$154,585,390	$31,338,058	$3,738,974,850
In affiliated securities, at value	2,162,135	11,354,967	7,937,918	374,885,728

Total investments, at value (see cost below)	106,521,911	165,940,357	39,275,976	4,113,860,578
Cash	0	0	0	61,532
Segregated cash	0	0	11,000	0
Receivable for investments sold	0	29,009,210	601,394	760,510,956
Principal paydown receivable	0	0	0	907,906
Premiums paid on credit default swap transactions	0	0	0	100,250
Receivable for interest	605,380	1,292,886	95,124	16,920,497
Receivable for securities lending income	604	2,554	81	23,267
Unrealized gains on credit default swap transactions	0	0	0	24,065
Prepaid expenses and other assets	95	3,577	100,650	92,309

Total assets	107,127,990	196,248,584	40,084,225	4,892,501,360

Liabilities
Payable for investments purchased	0	29,554,601	0	1,188,715,158
Unrealized losses on credit default swap transactions	0	0	0	87,270
Payable upon receipt of securities loaned	2,193,000	6,263,325	513,650	172,054,785
Payable for daily variation margin on open futures contracts	2,250	0	1,328	0
TBA sale commitments, at value (see proceeds received below)	0	0	0	235,417,822
Premium received on credit default swap transactions	0	0	0	219,466
Advisory fee payable	34,764	39,181	4,843	912,980
Professional fees payable	13,997	36,584	33,087	56,452
Accrued expenses and other liabilities	2,950	5,047	6,045	3,480

Total liabilities	2,246,961	35,898,738	558,953	1,597,467,413

Total net assets	$104,881,029	$160,349,846	$39,525,272	$3,295,033,947

Total investments, at cost	$98,807,123	$167,015,027	$39,611,522	$4,048,835,285

Securities on loan, at value	$2,149,153	$6,156,210	$503,557	$168,822,296

Proceeds received on TBA sale commitments	$0	$0	$0	$234,169,133

The accompanying notes are an integral part of these financial statements.

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174	Wells Fargo Advantage Allocation Funds	Statements of Operations

	C&B Large Cap Value Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

Investment income
Dividends*	$5,322,850	$11,524,136
Income from affiliated securities	7,471	23,548
Securities lending income, net	57,856	54,096

Total investment income	5,388,177	11,601,780

Expenses
Advisory fee	1,798,701	3,816,313
Custody and accounting fees	12,079	24,154
Professional fees	32,304	43,230
Shareholder report expenses	2,996	4,500
Trustees' fees and expenses	7,042	10,578
Other fees and expenses	8,163	12,260

Total expenses	1,861,285	3,911,035
Less: Fee waivers and/or expense reimbursements	0	(101,218)

Net expenses	1,861,285	3,809,817

Net investment income (loss)	3,526,892	7,791,963

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	15,568,309	(54,309,479)
Futures transactions	0	0

Net realized gain (losses) on investments	15,568,309	(54,309,479)

Net change in unrealized gains (losses) on:
Unaffiliated securities	49,820,814	82,445,650
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	49,820,814	82,445,650

Net realized and unrealized gains (losses) on investments	65,389,123	28,136,171

Net increase in net assets resulting from operations	$68,916,015	$35,928,134

* Net of foreign withholding taxes of	$90,133	$44,234

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Wells Fargo Advantage Allocation Funds	175

Disciplined Value Portfolio		Diversified Large Cap Growth Portfolio		Emerging Growth Portfolio
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

$1,002,366	$4,691,610	$1,095,810	$6,729,888	$20,663	$71,237
2,018	3,294	2,902	11,864	1,611	1,522
11,020	13,160	38,697	94,661	22,968	31,416

1,015,404	4,708,064	1,137,409	6,836,413	45,242	104,175

284,661	1,309,873	725,681	3,628,369	251,899	316,100
5,769	13,477	7,446	28,123	8,484	8,858
37,925	52,039	26,600	52,615	20,738	43,627
1,665	2,500	2,674	8,001	5,354	1,099
7,042	10,578	7,042	10,578	7,042	10,578
4,869	7,316	1,998	13,355	2,350	3,217

341,931	1,395,783	771,441	3,741,041	295,867	383,479
(18,556)	(10,047)	(76,908)	(443,610)	(9,636)	(30,105)

323,375	1,385,736	694,533	3,297,431	286,231	353,374

692,029	3,322,328	442,876	3,538,982	(240,989)	(249,199)

4,057,851	(5,673,248)	33,049,524	42,584,508	5,343,217	13,963,946
366,204	84,363	0	0	0	616,880

4,424,055	(5,588,885)	33,049,524	42,584,508	5,343,217	14,580,826

7,573,254	5,900,392	(488,219)	(43,061,314)	7,276,726	(8,153,079)
3,944	25,600	0	0	0	0

7,577,198	5,925,992	(488,219)	(43,061,314)	7,276,726	(8,153,079)

12,001,253	337,107	32,561,305	(476,806)	12,619,943	6,427,747

$12,693,282	$3,659,435	$33,004,181	$3,062,176	$12,378,954	$6,178,548

$0	$6,608	$15,061	$0	$0	$0

176	Wells Fargo Advantage Allocation Funds	Statements of Operations

	Equity Value Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

Investment income
Dividends*	3,936,599	7,368,137
Interest	0	0
Income from affiliated securities	6,581	12,565
Securities lending income, net	39,201	80,928

Total investment income	3,982,381	7,461,630

Expenses
Advisory fee	1,760,618	3,287,203
Custody and accounting fees	15,961	26,406
Professional fees	49,297	40,348
Shareholder report expenses	2,663	4,000
Trustees' fees and expenses	7,042	10,578
Other fees and expenses	7,757	11,651

Total expenses	1,843,338	3,380,186
Less: Fee waivers and/or expense reimbursements	0	(85,971)

Net expenses	1,843,338	3,294,215

Net investment income	2,139,043	4,167,415

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	59,910,151	44,332,711
Affiliated securities	0	0
Futures transactions	0	0
Forward foreign currency contract transactions	0	0

Net realized gain (losses) on investments	59,910,151	44,332,711

Net change in unrealized gains (losses) on:
Unaffiliated securities	14,203,004	(6,108,053)
Affiliated securities	0	0
Futures transactions	0	0
Forward foreign currency contract transactions	0	0

Net change in unrealized gains (losses) on investments	14,203,004	(6,108,053)

Net realized and unrealized gains (losses) on investments	74,113,155	38,224,658

Net increase in net assets resulting from operations	$76,252,198	$42,392,073

* Net of foreign withholding taxes of	$13,475	$50,409

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Wells Fargo Advantage Allocation Funds	177

Index Portfolio		International Equity Portfolio		International Growth Portfolio
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

32,443,463	42,485,819	476,222	940,601	2,071,928	2,894,656
2,406	4,659	0	0	0	0
28,615	34,309	700	5,007	4,790	9,109
265,507	319,821	16,409	24,577	87,492	91,193

32,739,991	42,844,608	493,331	970,185	2,164,210	2,994,958

1,377,265	1,787,017	166,334	478,962	676,512	1,331,102
127,748	96,683	21,214	105,571	138,356	622,069
37,677	52,035	23,299	57,242	36,676	61,910
7,990	12,001	666	1,000	2,819	1,230
7,042	10,578	8,042	10,578	7,042	10,578
22,098	34,460	11,341	21,512	11,963	15,430

1,579,820	1,992,774	230,896	674,865	873,368	2,042,319
0	(7,064)	0	(17,004)	0	(328,299)

1,579,820	1,985,710	230,896	657,861	873,368	1,714,020

31,160,171	40,858,898	262,435	312,324	1,290,842	1,280,938

43,073,080	102,835,734	2,443,669	8,908,329	7,636,602	9,605,920
954,031	453,250	0	0	0	0
4,873,568	3,646,242	0	92,052	0	0
0	0	(103,194)	(91)	0	865

48,900,679	106,935,226	2,340,475	9,000,290	7,636,602	9,606,785

337,902,998	225,938,576	1,419,883	(8,735,494)	7,406,466	(7,813,621)
2,637,013	(3,872,416)	0	0	0	0
204,308	166,236	0	0	0	0
0	0	50,589	416,703	0	0

340,744,319	222,232,396	1,470,472	(8,318,791)	7,406,466	(7,813,621)

389,644,998	329,167,622	3,810,947	681,499	15,043,068	1,793,164

$420,805,169	$370,026,520	$4,073,382	$993,823	$16,333,910	$3,074,102

$7,847	$1,449	$67,021	$121,362	$222,477	$346,087

178	Wells Fargo Advantage Allocation Funds	Statements of Operations

	International Index Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

Investment income
Dividends*	$680,045	$1,404,992
Interest	0	1,858
Income from affiliated securities	162	748
Securities lending income, net	15,155	41,028

Total investment income	695,362	1,448,626

Expenses
Advisory fee	68,203	179,528
Custody and accounting fees	3,340	149,561
Professional fees	12,199	47,370
Shareholder report expenses	666	1,000
Trustees’ fees and expenses	7,042	10,578
Other fees and expenses	1,634	8,004

Total expenses	93,084	396,041
Less: Fee waivers and/or expense reimbursements	0	(61,905)

Net expenses	93,084	334,136

Net investment income (loss)	602,278	1,114,490

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	84,056	(890,244)
Futures transactions	22,633	91,653
Forward foreign currency contract transactions	0	(2,541)

Net realized gain (losses) on investments	106,689	(801,132)

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,070,037	(974,497)
Futures transactions	29,949	(20,756)
Forward foreign currency contract transactions	0	3,534

Net change in unrealized gains (losses) on investments	3,099,986	(991,719)

Net realized and unrealized gains (losses) on investments	3,206,675	(1,792,851)

Net increase (decrease) in net assets resulting from operations	$3,808,953	$(678,361)

* Net of foreign withholding taxes of	$84,025	$174,146

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Wells Fargo Advantage Allocation Funds	179

International Value Portfolio		Small Cap Value Portfolio		Small Company Growth Portfolio
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

$8,540,416	$9,910,971	$545,137	$1,372,716	$796,319	$1,129,079
3,548	30,389	0	0	0	0
7,016	11,218	3,464	7,058	12,145	13,093
388,054	349,494	0	0	100,561	87,472

8,939,034	10,302,072	548,601	1,379,774	909,025	1,229,644

1,859,899	2,758,422	316,172	736,587	1,767,137	2,760,020
159,553	724,008	17,390	21,516	10,082	21,875
23,109	42,960	26,103	47,306	35,988	48,146
2,242	2,201	1,332	2,000	1,997	3,000
8,065	10,578	9,567	10,578	7,042	10,578
7,652	28,204	4,020	5,698	6,206	9,320

2,060,520	3,566,373	374,584	823,685	1,828,452	2,852,939
0	(416,754)	(13,108)	(23,891)	0	(30,289)

2,060,520	3,149,619	361,476	799,794	1,828,452	2,822,650

6,878,514	7,152,453	187,125	579,980	(919,427)	(1,593,006)

7,199,580	(14,924,156)	8,346,315	(12,558,165)	73,545,208	58,656,563
0	0	0	0	0	0
0	0	0	0	0	0

7,199,580	(14,924,156)	8,346,315	(12,558,165)	73,545,208	58,656,563

28,009,577	10,068,193	(460,314)	17,092,947	35,382,796	(11,673,458)
0	0	0	0	0	0
0	0	0	0	0	0

28,009,577	10,068,193	(460,314)	17,092,947	35,382,796	(11,673,458)

35,209,157	(4,855,963)	7,886,001	4,534,782	108,928,004	46,983,105

$42,087,671	$2,296,490	$8,073,126	$5,114,762	$108,008,577	$45,390,099

$1,142,618	$1,321,441	$1,096	$808	$0	$0

180	Wells Fargo Advantage Allocation Funds	Statements of Operations

	Small Company Value Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

Investment income
Dividends	$3,073,523	$1,934,965
Income from affiliated securities	7,043	6,697
Securities lending income, net	110,288	49,692

Total investment income	3,190,854	1,991,354

Expenses
Advisory fee	1,049,081	1,389,342
Custody and accounting fees	13,331	22,544
Professional fees	22,826	46,611
Shareholder report expenses	1,665	2,500
Trustees’ fees and expenses	3,565	10,578
Other fees and expenses	3,071	6,774

Total expenses	1,093,539	1,478,349
Less: Fee waivers and/or expense reimbursements	0	(3,364)

Net expenses	1,093,539	1,474,985

Net investment income	2,097,315	516,369

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain on investments	32,199,624	33,420,687
Net change in unrealized gains (losses) on investments	7,313,504	(12,991,739)

Net realized and unrealized gains (losses) on investments	39,513,128	20,428,948

Net increase in net assets resulting from operations	$41,610,443	$20,945,317

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

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182	Wells Fargo Advantage Allocation Funds	Statements of Operations—Year Ended May 31, 2011

	Inflation-Protected Bond Portfolio	Managed Fixed Income Portfolio	Stable Income Portfolio	Total Return Bond Portfolio

Investment income
Interest*	$3,999,572	$9,698,335	$1,541,282	$101,368,173
Income from affiliated securities	338	205,775	33,544	463,878
Securities lending income, net	3,193	2,845	525	187,834

Total investment income	4,003,103	9,906,955	1,575,351	102,019,885

Expenses
Advisory fee	434,095	906,534	258,128	11,266,752
Custody and accounting fees	2,648	41,330	20,436	222,276
Professional fees	24,616	51,133	47,132	77,630
Shareholder report expenses	838	3,015	5,785	5,001
Trustees’ fees and expenses	10,578	10,578	10,578	10,578
Other fees and expenses	3,095	8,282	7,171	75,592

Total expenses	475,870	1,020,872	349,230	11,657,829
Less: Fee waivers and/or expense reimbursements	(6,211)	(139,720)	(87,553)	(749,654)

Net expenses	469,659	881,152	261,677	10,908,175

Net investment income	3,533,444	9,025,803	1,313,674	91,111,710

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	4,181,024	5,361,320	(17,339,694)	118,100,612
Affiliated securities	0	220,324	0	210,572
Credit default swap transactions	0	0	0	130,324
Futures transactions	20,417	0	(29,377)	0
TBA sale commitments	0	0	0	(4,501,238)

Net realized gains (losses) on investments	4,201,441	5,581,644	(17,369,071)	113,940,270

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,417,087	9,984,421	17,013,865	2,579,426
Affiliated securities	0	218,398	0	(44,580)
Credit default swap transactions	0	0	0	400,549
Futures transactions	(15,780)	0	(8,223)	0
TBA sale commitments	0	0	0	(1,104,568)

Net change in unrealized gains (losses) on investments	1,401,307	10,202,819	17,005,642	1,830,827

Net realized and unrealized gains (losses) on investments	5,602,748	15,784,463	(363,429)	115,771,097

Net increase in net assets resulting from operations	$9,136,192	$24,810,266	$950,245	$206,882,807

* Net of foreign withholding taxes of	$0	$0	$0	$47,214

The accompanying notes are an integral part of these financial statements.

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184	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	C&B Large Cap Value Portfolio			Disciplined Value Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

Operations
Net investment income (loss)	$3,526,892	$7,791,963	$11,286,676	$692,029	$3,322,328	$6,586,974
Net realized gains (losses) on investments	15,568,309	(54,309,479)	(71,204,167)	4,424,055	(5,588,885)	(8,276,559)
Net change in unrealized gains (losses) on investments	49,820,814	82,445,650	25,300,192	7,577,198	5,925,992	(42,154,866)

Net increase (decrease) in net assets resulting from operations	68,916,015	35,928,134	(34,617,299)	12,693,282	3,659,435	(43,844,451)

Capital share transactions
Transactions in investors' beneficial interests
Contributions	13,870,060	48,638,019	114,730,358	1,115,573	20,692,280	15,470,818
Withdrawals	(64,639,578)	(315,082,983)	(120,687,633)	(10,958,496)	(223,668,350)	(66,375,921)

Net increase (decrease) in net assets resulting from capital share transactions	(50,769,518)	(266,444,964)	(5,957,275)	(9,842,923)	(202,976,070)	(50,905,103)

Total increase (decrease) in net assets	18,146,497	(230,516,830)	(40,574,574)	2,850,359	(199,316,635)	(94,749,554)

Net assets
Beginning of period	405,354,410	635,871,240	676,445,814	63,985,737	263,302,372	358,051,926

End of period	$423,500,907	$405,354,410	$635,871,240	$66,836,096	$63,985,737	$263,302,372

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.
2.	Amount includes $58,317,244 related to acquisitions during the period. See Notes to Financial Statements for a discussion of the acquisitions.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	185

Diversified Large Cap Growth Portfolio			Emerging Growth Portfolio
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

$442,876	$3,538,982	$8,784,107	$(240,989)	$(249,199)	$(383,603)
33,049,524	42,584,508	(73,157,003)	5,343,217	14,580,826	(23,525,696)
(488,219)	(43,061,314)	(3,942,699)	7,276,726	(8,153,079)	16,900,670

33,004,181	3,062,176	(68,315,595)	12,378,954	6,178,548	(7,008,629)

61,860,010 [2]	44,712,558	29,275,266	54,084,624	4,351,133	14,074,802
(28,971,534)	(897,265,962)	(349,901,594)	(8,889,440)	(72,176,151)	(17,658,050)

32,888,476	(852,553,404)	(320,626,328)	45,195,184	(67,825,018)	(3,583,248)

65,892,657	(849,491,228)	(388,941,923)	57,574,138	(61,646,470)	(10,591,877)

135,364,456	984,855,684	1,373,797,607	26,979,003	88,625,473	99,217,350

$201,257,113	$135,364,456	$984,855,684	$84,553,141	$26,979,003	$88,625,473

186	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Equity Value Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

Operations
Net investment income	$2,139,043	$4,167,415	$8,564,863
Net realized gains (losses) on investments	59,910,151	44,332,711	(171,525,727)
Net change in unrealized gains (losses) on investments	14,203,004	(6,108,053)	110,011,229

Net increase (decrease) in net assets resulting from operations	76,252,198	42,392,073	(52,949,635)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	22,184,989	86,681,017	73,995,358
Withdrawals	(91,919,795)	(227,091,516)	(118,577,038)

Net decrease in net assets resulting from capital share transactions	(69,734,806)	(140,410,499)	(44,581,680)

Total increase (decrease) in net assets	6,517,392	(98,018,426)	(97,531,315)

Net assets
Beginning of period	415,097,278	513,115,704	610,647,019

End of period	$421,614,670	$415,097,278	$513,115,704

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

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188	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Index Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

Operations
Net investment income	$31,160,171	$40,858,898	$43,817,844
Net realized gains (losses) on investments	48,900,679	106,935,226	(1,206,803)
Net change in unrealized gains (losses) on investments	340,744,319	222,232,396	(221,743,261)

Net increase (decrease) in net assets resulting from operations	420,805,169	370,026,520	(179,132,220)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	119,293,747	431,513,946	168,953,827
Withdrawals	(228,236,678)	(548,429,110)	(260,845,759)

Net decrease in net assets resulting from capital share transactions	(108,942,931)	(116,915,164)	(91,891,932)

Total increase (decrease) in net assets	311,862,238	253,111,356	(271,024,152)

Net assets
Beginning of period	2,219,695,731	1,966,584,375	2,237,608,527

End of period	$2,531,557,969	$2,219,695,731	$1,966,584,375

1	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	189

International Equity Portfolio
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

$262,435	$312,324	$1,124,652
2,340,475	9,000,290	(37,177,159)
1,470,472	(8,318,791)	26,898,537

4,073,382	993,823	(9,153,970)

1,379,902	10,746,475	12,972,699
(4,567,405)	(55,194,605)	(16,812,916)

(3,187,503)	(44,448,130)	(3,840,217)

885,879	(43,454,307)	(12,994,187)

29,087,678	72,541,985	85,536,172

$29,973,557	$29,087,678	$72,541,985

190	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	International Growth Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

Operations
Net investment income	$1,290,842	$1,280,938	$1,943,425
Net realized gains (losses) on investments	7,636,602	9,606,785	(41,563,740)
Net change in unrealized gains (losses) on investments	7,406,466	(7,813,621)	49,952,778

Net increase (decrease) in net assets resulting from operations	16,333,910	3,074,102	10,332,463

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	16,047,542	44,525,988	47,353,096
Withdrawals	(34,218,536)	(73,245,020)	(33,428,233)

Net increase (decrease) in net assets resulting from capital share transactions	(18,170,994)	(28,719,032)	13,924,863

Total increase (decrease) in net assets	(1,837,084)	(25,644,930)	24,257,326

Net assets
Beginning of period	129,982,407	155,627,337	131,370,011

End of period	$128,145,323	$129,982,407	$155,627,337

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	191

International Index Portfolio			International Value Portfolio
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

$602,278	$1,114,490	$1,839,039	$6,878,514	$7,152,453	$7,188,690
106,689	(801,132)	(3,860,283)	7,199,580	(14,924,156)	(35,211,563)
3,099,986	(991,719)	273,186	28,009,577	10,068,193	48,006,861

3,808,953	(678,361)	(1,748,058)	42,087,671	2,296,490	19,983,988

1,716,859	11,233,320	9,195,379	19,826,166	39,614,812	52,555,498
(4,449,501)	(54,306,160)	(21,176,587)	(7,742,732)	(59,159,900)	(69,958,347)

(2,732,642)	(43,072,840)	(11,981,208)	12,083,434	(19,545,088)	(17,402,849)

1,076,311	(43,751,201)	(13,729,266)	54,171,105	(17,248,598)	2,581,139

28,925,242	72,676,443	86,405,709	297,793,566	315,042,164	312,461,025

$30,001,553	$28,925,242	$72,676,443	$351,964,671	$297,793,566	$315,042,164

192	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Small Cap Value Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

Operations
Net investment income (loss)	$187,125	$579,980	$2,378,279
Net realized gains (losses) on investments	8,346,315	(12,558,165)	(63,513,017)
Net change in unrealized gains (losses) on investments	(460,314)	17,092,947	36,276,909

Net increase (decrease) in net assets resulting from operations	8,073,126	5,114,762	(24,857,829)

Capital share transactions
Transactions in investors' beneficial interests
Contributions	4,558,725	10,637,680	17,652,796
Withdrawals	(16,326,782)	(175,872,745)	(29,020,744)

Net increase (decrease) in net assets resulting from capital share transactions	(11,768,057)	(165,235,065)	(11,367,948)

Total increase (decrease) in net assets	(3,694,931)	(160,120,303)	(36,225,777)

Net assets
Beginning of period	59,009,155	219,129,458	255,355,235

End of period	$55,314,224	$59,009,155	$219,129,458

1	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	193

Small Company Growth Portfolio			Small Company Value Portfolio
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

$(919,427)	$(1,593,006)	$(1,746,971)	$2,097,315	$516,369	$3,036,418
73,545,208	58,656,563	(91,099,903)	32,199,624	33,420,687	(190,649,157)
35,382,796	(11,673,458)	72,864,087	7,313,504	(12,991,739)	128,533,240

108,008,577	45,390,099	(19,982,787)	41,610,443	20,945,317	(59,079,499)

29,588,632	46,698,694	71,091,475	65,987,106	28,466,433	64,432,062
(106,224,216)	(180,510,140)	(140,625,232)	(31,403,251)	(128,081,070)	(206,083,898)

(76,635,584)	(133,811,446)	(69,533,757)	34,583,855	(99,614,637)	(141,651,836)

31,372,993	(88,421,347)	(89,516,544)	76,194,298	(78,669,320)	(200,731,335)

303,366,893	391,788,240	481,304,784	160,562,543	239,231,863	439,963,198

$334,739,886	$303,366,893	$391,788,240	$236,756,841	$160,562,543	$239,231,863

194	Wells Fargo Advantage Allocation Funds	Statements of Changes in Net Assets

	Inflation-Protected Bond Portfolio		Managed Fixed Income Portfolio
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010

Operations
Net investment income	$3,533,444	$5,225,187	$9,025,803	$17,209,657
Net realized gains (losses) on investments	4,201,441	1,287,419	5,581,644	(62,295)
Net change in unrealized gains (losses) on investments	1,401,307	6,266,230	10,202,819	50,710,040

Net increase in net assets resulting from operations	9,136,192	12,778,836	24,810,266	67,857,402

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	27,645,889	46,961,891	101,289,295	178,159,889
Withdrawals	(69,607,205)	(67,163,810)	(413,896,797)	(291,354,130)

Net increase (decrease) in net assets resulting from capital share transactions	(41,961,316)	(20,201,919)	(312,607,502)	(113,194,241)

Total increase (decrease) in net assets	(32,825,124)	(7,423,083)	(287,797,236)	(45,336,839)

Net assets
Beginning of period	137,706,153	145,129,236	448,147,082	493,483,921

End of period	$104,881,029	$137,706,153	$160,349,846	$448,147,082

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Allocation Funds	195

Stable Income Portfolio		Total Return Bond Portfolio
Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010

$1,313,674	$5,937,369	$91,111,710	$98,341,751
(17,369,071)	(13,604,095)	113,940,270	123,252,768
17,005,642	38,247,222	1,830,827	38,195,601

950,245	30,580,496	206,882,807	259,790,120

12,152,717	52,372,301	535,940,278	1,458,739,298
(220,746,414)	(210,341,503)	(68,694,724)	(1,059,512,367)

(208,593,697)	(157,969,202)	467,245,554	399,226,931

(207,643,452)	(127,388,706)	674,128,361	659,017,051

247,168,724	374,557,430	2,620,905,586	1,961,888,535

$39,525,272	$247,168,724	$3,295,033,947	$2,620,905,586

196	Wells Fargo Advantage Allocation Funds	Financial Highlights

	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate
	Net Investment Income (loss)	Gross Expenses	Net Expenses	Total Return[1]

C&B Large Cap Value Portfolio
October 1, 2010 to May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
October 1, 2009 to September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
October 1, 2008 to September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%
October 1, 2007 to September 30, 2008	1.71%	0.73%	0.68%	(20.18)%	21%
October 1, 2006 to September 30, 2007	1.48%	0.74%	0.68%	11.88%	24%
October 1, 2005 to September 30, 2006	1.77%	0.76%	0.66%	15.30%	29%

Discplined Value Portfolio
October 1, 2010 to May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
October 1, 2009 to September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
October 1, 2008 to September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%
October 1, 2007 to September 30, 2008	2.16%	0.75%	0.57%	(23.18)%	8%
October 1, 2006 to September 30, 2007	1.91%	0.76%	0.57%	15.91%	16%
October 1, 2005 to September 30, 2006	1.84%	0.75%	0.70%	11.21%	7%

Diversified Large Cap Growth Portfolio[3]
October 1, 2010 to May 31, 2011[2]	0.40%	0.69%	0.62%	22.78%	101%
October 1, 2009 to September 30, 2010	0.66%	0.70%	0.62%	7.51%	11%
October 1, 2008 to September 30, 2009	0.97%	0.70%	0.62%	3.31%	13%
October 1, 2007 to September 30, 2008	0.48%	0.68%	0.67%	(22.59)%	7%
October 1, 2006 to September 30, 2007	0.46%	0.70%	0.68%	17.80%	10%
October 1, 2005 to September 30, 2006	0.14%	0.70%	0.61%	1.41%	6%

Emerging Growth Portfolio
October 1, 2010 to May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
October 1, 2009 to September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%
October 1, 2008 to September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%
October 1, 2007 to September 30, 2008	(0.49)%	0.93%	0.92%	(30.95)%	191%
January 31, 2007[4] to September 30, 2007	(0.54)%	1.01%	0.99%	24.40%	125%

Equity Value Portfolio
October 1, 2010 to May 31, 2011[2]	0.79%	0.68%	0.68%	20.88%	90%
October 1, 2009 to September 30, 2010	0.87%	0.71%	0.69%	9.75%	122%
October 1, 2008 to September 30, 2009	1.89%	0.73%	0.69%	(7.21)%	142%
October 1, 2007 to September 30, 2008	1.68%	0.74%	0.70%	(27.44)%	152%
October 1, 2006 to September 30, 2007	1.29%	0.77%	0.69%	20.21%	108%
October 1, 2005 to September 30, 2006	1.18%	0.78%	0.77%	10.73%	107%

Index Portfolio
October 1, 2010 to May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
October 1, 2009 to September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
October 1, 2008 to September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%
October 1, 2007 to September 30, 2008	2.07%	0.11%	0.11%	(22.28)%	5%
October 1, 2006 to September 30, 2007	1.86%	0.11%	0.10%	16.35%	8%
October 1, 2005 to September 30, 2006	1.86%	0.11%	0.11%	10.70%	9%

International Equity Portfolio
October 1, 2010 to May 31, 2011[2]	1.34%	1.18%	1.18%	14.83%	35%
October 1, 2009 to September 30, 2010	0.61%	1.31%	1.28%	6.57%	105%
October 1, 2008 to September 30, 2009	1.77%	1.23%	1.15%	(10.14)%	212%
October 1, 2007 to September 30, 2008	1.60%	1.14%	1.12%	(31.42)%	55%
October 1, 2006 to September 30, 2007	1.27%	1.09%	1.08%	23.70%	66%
October 1, 2005 to September 30, 2006	1.99%	1.09%	1.03%	14.58%	39%

Financial Highlights	Wells Fargo Advantage Allocation Funds	197

	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate
	Net Investment Income (loss)	Gross Expenses	Net Expenses	Total Return[1]

International Growth Portfolio
October 1, 2010 to May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
October 1, 2009 to September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
October 1, 2008 to September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%
October 1, 2007 to September 30, 2008	1.17%	1.08%	1.05%	(28.68)%	57%
October 1, 2006 to September 30, 2007	1.09%	1.06%	1.03%	27.40%	73%
October 1, 2005 to September 30, 2006	0.87%	1.07%	0.98%	19.95%	62%

International Index Portfolio
October 1, 2010 to May 31, 2011[2]	3.09%	0.48%	0.48%	13.78%	3%
October 1, 2009 to September 30, 2010	2.17%	0.77%	0.65%	2.47%	20%
October 1, 2008 to September 30, 2009	2.86%	0.55%	0.46%	1.65%	13%
October 1, 2007 to September 30, 2008	2.84%	0.51%	0.50%	(29.67)%	14%
October 1, 2006 to September 30, 2007	2.15%	0.49%	0.49%	24.52%	3%
October 1, 2005 to September 30, 2006	2.59%	0.49%	0.37%	19.44%	7%

International Value Portfolio
October 1, 2010 to May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
October 1, 2009 to September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
October 1, 2008 to September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%
October 1, 2007 to September 30, 2008	3.68%	1.07%	1.01%	(34.21)%	23%
October 1, 2006 to September 30, 2007	2.47%	1.07%	1.03%	21.91%	19%
October 1, 2005 to September 30, 2006	2.34%	1.09%	1.09%	19.32%	31%

Small Cap Value Portfolio
October 1, 2010 to May 31, 2011[2]	0.47%	0.95%	0.91%	13.14%	57%
October 1, 2009 to September 30, 2010	0.66%	0.94%	0.91%	9.60%	38%
October 1, 2008 to September 30, 2009	1.31%	0.91%	0.74%	(8.76)%	50%
October 1, 2007 to September 30, 2008	0.80%	0.91%	0.83%	(16.47)%	46%
October 1, 2006 to September 30, 2007	0.30%	0.93%	0.92%	8.65%	64%
January 31, 2006[4] to September 30, 2006	0.75%	0.94%	0.75%	0.60%	37%

Small Company Growth Portfolio
October 1, 2010 to May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
October 1, 2009 to September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
October 1, 2008 to September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%
October 1, 2007 to September 30, 2008	(0.53)%	0.89%	0.89%	(27.50)%	150%
October 1, 2006 to September 30, 2007	(0.46)%	0.90%	0.90%	17.74%	138%
October 1, 2005 to September 30, 2006	(0.33)%	0.91%	0.90%	7.02%	125%

Small Company Value Portfolio
October 1, 2010 to May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
October 1, 2009 to September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
October 1, 2008 to September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%
October 1, 2007 to September 30, 2008	1.02%	0.90%	0.89%	(22.01)%	82%
October 1, 2006 to September 30, 2007	0.53%	0.93%	0.92%	6.53%	69%
October 1, 2005 to September 30, 2006	0.64%	0.92%	0.79%	6.70%	114%

1	Returns for periods of less than one year are not annualized.

2	For the eight months ended May 31, 2011. The Portfolio changed it's fiscal year end from September 30 to May 31, effective May 31, 2011.

3	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. As a result of the reorganization Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

4	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

198	Wells Fargo Advantage Allocation Funds	Financial Highlights

	Ratio to Average Net Assets				Portfolio Turnover Rate
	Net Investment Income	Gross Expenses	Net Expenses	Total Return

Inflation-Protected Bond Portfolio
June 1, 2010 to May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%
June 1, 2009 to May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%
June 1, 2008 to May 31, 2009	1.70%	0.45%	0.37%	(1.33)%	53%
June 1, 2007 to May 31, 2008	5.78%	0.48%	0.40%	12.78%	40%
June 1, 2006 to May 31, 2007	4.39%	0.49%	0.34%	4.31%	37%

Managed Fixed Income Portfolio
June 1, 2010 to May 31, 2011	3.97%	0.45%	0.39%	8.84%	104%
June 1, 2009 to May 31, 2010	3.64%	0.42%	0.38%	14.58%	59%
June 1, 2008 to May 31, 2009	5.09%	0.43%	0.34%	(1.72)%	132%
June 1, 2007 to May 31, 2008	5.23%	0.46%	0.30%	4.24%	32%
June 1, 2006 to May 31, 2007	5.23%	0.45%	0.27%	6.72%	30%

Stable Income Portfolio
June 1, 2010 to May 31, 2011	2.02%	0.54%	0.40%	2.97%	14%
June 1, 2009 to May 31, 2010	1.90%	0.43%	0.40%	9.94%	10%
June 1, 2008 to May 31, 2009	3.74%	0.43%	0.42%	(2.73)%	7%
June 1, 2007 to May 31, 2008	4.67%	0.47%	0.33%	0.78%	22%
June 1, 2006 to May 31, 2007	4.67%	0.47%	0.37%	5.30%	21%

Total Return Bond Portfolio
June 1, 2010 to May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%
June 1, 2009 to May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%
June 1, 2008 to May 31, 2009	4.92%	0.40%	0.39%	6.58%	633%
June 1, 2007 to May 31, 2008	5.05%	0.42%	0.40%	6.72%	572%
June 1, 2006 to May 31, 2007	5.02%	0.42%	0.39%	6.76%	665%

The accompanying notes are an integral part of these financial statements.

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	199

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Advantage Disciplined Value Portfolio (“Disciplined Value Portfolio”), Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), Wells Fargo Advantage Equity Value Portfolio (“Equity Value Portfolio”), Wells Fargo Advantage Index Portfolio (“Index Portfolio”), Wells Fargo Advantage International Equity Portfolio (“International Equity Portfolio”), Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), Wells Fargo Advantage International Index Portfolio (“International Index Portfolio”), Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), Wells Fargo Advantage Small Cap Value Portfolio (“Small Cap Value Portfolio”), Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”), Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”), Wells Fargo Advantage Inflation-Protected Bond Portfolio (“Inflation-Protected Bond Portfolio”), Wells Fargo Advantage Managed Fixed Income Portfolio (“Managed Fixed Income Portfolio”), Wells Fargo Advantage Stable Income Portfolio (“Stable Income Portfolio” ) and Wells Fargo Advantage Total Return Bond Portfolio (“Total Return Bond Portfolio” ) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolios’ Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.

200	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Portfolios to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

Certain Portfolios may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	201

Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investments in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

In a securities lending transaction, the net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolios’ former securities lending agent, as the various participating Portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Portfolio. In order to eliminate the fluctuation of the various Portfolios’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolios recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all funds participating in securities lending (“side pocketing”) based on each Portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Portfolio’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Portfolio’s percentage ownership of the joint account as of such date.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

Each Portfolio may invest in term loans. The loans are marked-to-market daily and the Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

Futures contracts

Certain Portfolios may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

A Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the

202	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

Certain Portfolios may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Credit default swaps

Certain Portfolios may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	203

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for the dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

204	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
C&B Large Cap Value Portfolio

Equity securities
Common stocks	$407,610,884	$0	$0	$407,610,884
Preferred stocks	6,049,937	0	0	6,049,937

Short-term investments
Corporate bonds and notes	0	0	1,797,378	1,797,378
Investment companies	8,691,848	69,740,950	0	78,432,798
Total	$422,352,669	$69,740,950	$1,797,378	$493,890,997
Disciplined Value Portfolio

Equity securities
Common stocks	$65,127,761	$0	$0	$65,127,761

Short-term investments
Corporate bonds and notes	0	0	115,417	115,417
Investment companies	1,277,430	6,511,419	0	7,788,849
US Treasury securities	249,993	0	0	249,993
Total	$66,655,184	$6,511,419	$115,417	$73,282,020
Diversified Large Cap Growth Portfolio

Equity securities
Common stocks	$195,988,456	$0	$0	$195,988,456

Short-term investments
Corporate bonds and notes	0	0	1,786,730	1,786,730
Investment companies	3,623,638	30,127,411	0	33,751,049
Total	$199,612,094	$30,127,411	$1,786,730	$231,526,235
Emerging Growth Portfolio

Equity securities
Common stocks	$80,489,416	$0	$0	$80,489,416
Investment companies	1,818,232	0	0	1,818,232

Short-term investments
Corporate bonds and notes	0	0	775,992	775,992
Investment companies	2,514,925	15,013,752	0	17,528,677
Total	$84,822,573	$15,013,752	$775,992	$100,612,317
Equity Value Portfolio

Equity securities
Common stocks	$413,366,518	$0	$0	$413,366,518

Short-term investments
Corporate bonds and notes	0	0	1,250,495	1,250,495
Investment companies	6,347,580	27,854,942	0	34,202,522
Total	$419,714,098	$27,854,942	$1,250,495	$448,819,535

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	205

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Index Portfolio

Equity securities
Common stocks	$2,497,647,626	$0	$0	$2,497,647,626

Short-term investments
Corporate bonds and notes	0	0	5,242,173	5,242,173
Investment companies	23,237,189	90,658,623	0	113,895,812
US Treasury securities	2,499,835	0	0	2,499,835
Total	$2,523,384,650	$90,658,623	$5,242,173	$2,619,285,446
International Equity Portfolio

Equity securities
Common stocks	$27,841,940	$0	$0	$27,841,940

Short-term investments
Investment companies	2,358,404	1,791,467	0	4,149,871
Total	$30,200,344	$1,791,467	$0	$31,991,811
International Growth Portfolio

Equity securities
Common stocks	$122,508,379	$168,048	$0	$122,676,427
Rights	0	57,311	0	57,311

Short-term investments
Investment companies	6,036,801	5,131,214	0	11,168,015
Total	$128,545,180	$5,356,573	$0	$133,901,753
International Index Portfolio

Equity securities
Common stocks	$29,564,751	$8,007	$0	$29,572,758
Preferred stocks	145,758	0	0	145,758
Rights	0	7,338	0	7,338
Warrants	0	380	0	380

Short-term investments
Investment companies	313,225	1,008,812	0	1,322,037
Total	$30,023,734	$1,024,537	$0	$31,048,271
International Value Portfolio

Equity securities
Common stocks	$339,139,835	$0	$0	$339,139,835
Rights	0	0	0	0

Short-term investments
Investment companies	3,578,163	38,455,761	0	42,033,924
Total	$342,717,998	$38,455,761	$0	$381,173,759
Small Cap Value Portfolio

Equity securities
Common stocks	$52,575,898	$210,970	$0	$52,786,868
Warrants	0	0	18,117	18,117
Investment companies	267,237	0	0	267,237

Short-term investments
Investment companies	2,384,968	0	0	2,384,968
Total	$55,228,103	$210,970	$18,117	$55,457,190

206	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Small Company Growth Portfolio

Equity securities
Common stocks	$325,188,263	$0	$0	$325,188,263

Short-term investments
Corporate bonds and notes	0	0	2,148,424	2,148,424
Investment companies	10,073,777	53,618,394	0	63,692,171
Total	$335,262,040	$53,618,394	$2,148,424	$391,028,858
Small Company Value Portfolio

Equity securities
Common stocks	$231,144,542	$0	$0	$231,144,542

Short-term investments
Corporate bonds and notes	0	0	1,504,126	1,504,126
Investment companies	5,538,171	48,932,236	0	54,470,407
Total	$236,682,713	$48,932,236	$1,504,126	$287,119,075
Inflation-Protected Bond Portfolio

U.S. Treasury securities	$103,037,025	$0	$0	$103,037,025

Short-term investments
Corporate bonds and notes	0	0	1,272,752	1,272,752
Investment companies	604,975	1,557,160	0	2,162,135
U.S. Treasury securities	49,999	0	0	49,999
	$103,691,999	$1,557,160	$1,272,752	$106,521,911
Managed Fixed Income Portfolio
Agency securities	$0	$36,830,164	$0	$36,830,164
Asset-backed securities	0	11,213,843	975,060	12,188,903
Corporate bonds and notes	0	46,539,617	0	46,539,617
Municipal bonds and notes	0	17,633,358	0	17,633,358
Non-agency mortgage backed securities	0	21,454,839	1,705,810	23,160,649
Term loans	0	577,955	0	577,955
U.S. Treasury securities	16,443,781	0	0	16,443,781
Yankee corporate bonds and notes	0	3,270,502		3,270,502

Short-term investments
Corporate bonds and notes	0	0	619,674	619,674
Investment companies	2,722,005	5,953,749	0	8,675,754
	$19,165,786	$143,474,027	$3,300,544	$165,940,357
Stable Income Portfolio
Agency securities	$0	$15,774,356	$0	$15,774,356
Asset-backed securities	0	4,236,105	0	4,236,105
Corporate bonds and notes	0	1,923,779	0	1,923,779
Municipal bonds and notes	0	1,257,156	0	1,257,156
Loan participation	0	0	536,872	536,872
Non-agency mortgage backed securities	0	4,355,583	723,775	5,079,358
U.S. Treasury securities	1,553,819	0	0	1,553,819

Short-term investments
Commercial paper	0	699,720	0	699,720
Corporate bonds and notes	0	0	276,893	276,893
Investment companies	7,562,598	375,320	0	7,937,918
	$9,116,417	$28,622,019	$1,537,540	$39,275,976

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	207

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Return Bond Portfolio
Agency securities	$0	$1,897,974,543	$0	$1,897,974,543
Asset-backed securities	0	276,922,050	0	276,922,050
Corporate bonds and notes	0	469,386,886	0	469,386,886
Municipal bonds and notes	0	37,063,902	0	37,063,902
Non-agency mortgage backed securities	0	328,404,972	0	328,404,972
U.S. Treasury securities	486,384,427	0	0	486,384,427
Yankee corporate bonds and notes	0	204,808,269	0	204,808,269
Yankee government bonds	0	31,992,232	0	31,992,232

Short-term investments
Corporate bonds and notes	0	0	7,979,816	7,979,816
Investment companies	204,875,242	168,068,239	0	372,943,481
	$691,259,669	$3,414,621,093	$7,979,816	$4,113,860,578

Further details on the major security types listed above can be found in each Portfolio of Investments.

As of May 31, 2011, the inputs used in valuing TBA sale commitments, which are carried at their value, were as follows:

	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
TBA sale commitments
Total Return Bond Portfolio	$0	$(235,417,822)	$0	$(235,417,822)

As of May 31, 2011, the inputs used in valuing the Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts
Disciplined Value Portfolio	$29,544	$0	$0	$29,544
Index Portfolio	870,558	0	0	870,558
International Index Portfolio	24,625	0	0	24,625
Inflation Protected Bond Portfolio	(15,780)	0	0	(15,780)
Stable Income Portfolio	(8,223)	0	0	(8,223)
Forward foreign currency contracts
International Equity Portfolio	0	24,718	0	24,718
Credit default swaps*
Total Return Bond Portfolio	0	(182,421)	0	(182,421)

*	The value of swap contracts consists of unrealized gains (losses) and premiums paid (received) on swap contracts as reflected on the Statement of Assets and Liabilities.

Transfers in and transfers out are recognized at the end of the reporting period. For the period ended May 31, 2011, the Portfolios did not have any significant transfers into/out of Level 1 and Level 2.

208	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	C&B Large Cap Value Portfolio	Disciplined Value Portfolio	Diversified Large Cap Growth Portfolio	Emerging Growth Portfolio
Corporate bonds and notes
Balance as of September 30, 2010	$2,059,332	$132,239	$1,302,126	$889,086
Realized gains (losses)	0	0	0	0
Change in unrealized gains (losses)	259,718	16,677	(493,754)	112,130
Purchases	0	0	0	0
Sales	(521,672)	(33,499)	978,358	(225,224)
Transfers into Level 3	0	0	0	0
Transfers out of Level 3	0	0	0	0
Balance as of May 31, 2011	$1,797,378	$115,417	$1,786,730	$775,992
Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$7,499	$482	$7,455	$3,238

	Equity Value Portfolio	Index Portfolio	International Value Portfolio	Small Cap Value Portfolio
	Corporate bonds and notes	Corporate bonds and notes	Common stocks	Preferred stocks	Warrants	Total
Balance as of September 30, 2010	$1,432,744	$6,006,178	$101,496	$34,500	$0	$34,500
Realized gains (losses)	0	0	0	6,693	0	6,693
Change in unrealized gains (losses)	180,695	757,485	70,331	(3,979)	18,117	14,138
Purchases	0	0	0	0	0	0
Sales	(362,944)	(1,521,490)	(171,827)	(37,214)	0	(37,214)
Transfers into Level 3	0	0	0	0	0	0
Transfers out of Level 3	0	0	0	0	0	0
Balance as of May 31, 2011	$1,250,495	$5,242,173	$0	$0	$18,117	$18,117
Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$5,218	$21,873	$0	$0	$18,117	$18,117

	Small Company Growth Portfolio	Small Company Value Portfolio
Corporate bonds and notes
Balance as of September 30, 2010	$2,461,540	$1,723,340
Realized gains (losses)	0	0
Change in unrealized gains (losses)	310,443	217,344
Purchases	0	0
Sales	(623,559)	(436,558)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance as of May 31, 2011	$2,148,424	$1,504,126
Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$8,964	$6,276

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	209

	Inflation- Protected Bond Portfolio	Total Return Bond Portfolio
Corporate bonds and notes
Balance as of May 31, 2010	$1,555,707	$9,753,867
Accrued discounts (premiums)	0	0
Realized gains (losses)	0	0
Change in unrealized gains (losses)	258,784	1,622,508
Purchases	0	0
Sales	(541,739)	(3,396,559)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance as of May 31, 2011	$1,272,752	$7,979,816
Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$8,226	$51,574

	Managed Fixed Income Portfolio
	Corporate bonds and notes	Asset-backed securities	Non-agency mortgage backed securities	Total
Balance as of May 31, 2010	$757,438	$0	$0	$757,438
Accrued discounts (premiums)	0	0	0	0
Realized gains (losses)	0	0	0	0
Change in unrealized gains (losses)	125,997	0	0	125,997
Purchases	0	0	0	0
Sales	(263,761)	0	0	(263,761)
Transfers into Level 3	0	2,540,173	140,697	2,680,870
Transfers out of Level 3	0	0	0	0
Balance as of May 31, 2011	$619,674	$2,540,173	$140,697	$3,300,544
Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$4,005	$0	$0	$4,005

	Stable Income Portfolio
	Corporate bonds and notes	Loan participation	Non-agency mortgage backed securities	Total
Balance as of May 31, 2010	$725,511	$0	$0	$725,511
Accrued discounts (premiums)	0	0	0	0
Realized gains (losses)	0	0	0	0
Change in unrealized gains (losses)	408,483	0	0	408,483
Purchases	0	0	0	0
Sales	(857,101)	0	0	(857,101)
Transfers into Level 3	0	536,872	723,775	1,260,647
Transfers out of Level 3	0	0	0	0
Balance as of May 31, 2011	$276,893	$536,872	$723,775	$1,537,540
Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$1,790	$0	$0	$1,790

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who are responsible for day-to-day portfolio management of the Portfolios.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Portfolio to the adviser.

210	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Portfolios. Funds Management has engaged Wells Capital Management (an affiliate of Funds Management), Peregrine Capital Management, Inc. (an affiliate of Funds Management), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., Galliard Capital Management, Inc. (an affiliate of Funds Management), LSV Asset Management, SSgA Funds Management, Inc. and Systematic Financial Management, L.P. as sub-advisers.

The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Portfolio to the adviser. The adviser and sub-advisers are each entitled to receive an annual sub-advisory fee which is calculated based on the average daily net assets of each Portfolio as follows:

	Advisory Fee				Effective rate for period ended May 31, 2011	Effective rate for the prior fiscal year end		Sub-adviser	Sub-advisory Fee
	starting at		declining to						starting at		declining to
C&B Large Cap Value Portfolio	0.65	%^	0.55%		0.65%	0.69	%##	Cooke & Bieler LLP	0.45%		0.30%
Disciplined Value Portfolio	0.65	^	0.55		0.65	0.68	##	Wells Capital Management	0.35		0.15
Diversified Large Cap Growth Portfolio	0.65	^	0.55		0.65	0.68	##	Wells Capital Management*	0.35	*	0.15	*
Emerging Growth Portfolio	0.80	@	0.70	@	0.80	0.84	##	Wells Capital Management	0.55		0.40
Equity Value Portfolio	0.65	^	0.55		0.65	0.69	##	Systematic Financial Management, LP	0.30		0.10
Index Portfolio	0.10		0.05		0.09	0.09	##	Wells Capital Management	0.05		0.02
International Equity Portfolio	0.85	†	0.70	†	0.85	0.93	##	Wells Capital Management#	0.45		0.40
International Growth Portfolio	0.85	†	0.70	†	0.85	0.93	##	Artisan Partners Limited Partnership	0.80		0.50
International Index Portfolio	0.35		0.30		0.35	0.35	##	SSga Funds Management	0.08		0.06
International Value Portfolio	0.85	†	0.70	†	0.85	0.93	##	LSV Asset Management	0.35		0.30
Small Cap Value Portfolio	0.80	@	0.70	@	0.80	0.84	##	Wells Capital Management	0.55		0.40
Small Company Growth Portfolio	0.80	@	0.70	@	0.80	0.84	##	Peregrine Capital Management, Inc.	0.90		0.55
Small Company Value Portfolio	0.80	@	0.70	@	0.80	0.84	##	Peregrine Capital Management, Inc.	*	*	*	*
Inflation-Protected Bond Portfolio	0.40		0.30		0.40	0.40	^^	Wells Capital Management	0.20		0.10
Managed Fixed Income Portfolio	0.40		0.30		0.40	0.40	^^	Galliard Capital Management, Inc.	0.20	***	0.10	***
Stable Income Portfolio	0.40		0.30		0.40	0.40	^^	Galliard Capital Management Inc.	0.15	***	0.05	***
Total Return Bond Portfolio	0.40		0.30		0.36	0.36	^^	Wells Capital Management	0.20		0.10

*	Prior to February 2011, the Fund paid Peregrine Capital Management, Inc. a sub-advisory fee which started at 0.55% and declined to 0.225% as average daily net assets increased.

**	For Small Company Value Portfolio, the sub-advisory fee starts at 0.50% and increases to 0.75% as its average net assets increase.

***	Prior to August 25, 2010, the sub-advisory rate paid to Galliard Capital Management, Inc. started at 0.10% and declined to 0.03% as average daily net assets increased.

^	Prior to July 12, 2010, the annual rate started at 0.70%.

@	Prior to July 12, 2010, the annual rate started at 0.85% and declined to 0.75% as average daily net assets increased.

†	Prior to July 12, 2010, the annual rate started at 0.95% and declined to 0.80% as average daily net assets increased.

#	Prior to July 12, 2010, Evergreen Investment Management Company, LLC, an affiliate of Funds Management, was the sub-adviser and was paid by the adviser at the same rates.

##	Year ended September 30, 2010.

^^	Year ended May 31, 2010.

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	211

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the period ended May 31, 2011 were as follows:

	Purchases at Cost		Sales Proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
C&B Large Cap Value Portfolio	$0	$68,613,666	$0	$115,005,024
Disciplined Value Portfolio	0	24,014,554	0	32,739,695
Diversified Large Cap Portfolio	0	168,130,530	0	189,856,056
Emerging Growth Portfolio	0	72,270,578	0	28,501,311
Equity Value Portfolio	0	362,211,193	0	433,222,855
Index Portfolio	0	69,699,513	0	120,188,091
International Equity Portfolio	0	9,991,183	0	15,251,336
International Growth Portfolio	0	64,229,058	0	61,619,524
International Index Portfolio	0	800,401	0	3,409,567
International Value Portfolio	0	68,236,328	0	49,297,136
Small Cap Value Portfolio	0	32,600,242	0	44,199,470
Small Company Growth Portfolio	0	220,844,606	0	286,571,285
Small Company Value Portfolio	0	125,347,850	0	90,628,427
Inflation-Protected Bond Portfolio	20,626,630	0	60,668,027	0
Managed Fixed Income Portfolio	222,245,296	4,649,120	326,266,231	170,298,127
Stable Income Portfolio	14,131,170	1,024,065	71,727,043	122,389,893
Total Return Bond Portfolio	32,454,311,230	4,321,244,464	31,680,331,470	4,201,895,487

6. DERIVATIVE TRANSACTIONS

During the eight months ended May 31, 2011, the Disciplined Value Portfolio, Index Portfolio and International Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure. During the year ended May 31, 2011, the Inflation-Protected Bond Portfolio and Stable Income Portfolio entered into futures contracts to speculate on interest rates.

At May 31, 2011, the Funds had long and short futures contracts outstanding as follows:

	Expiration Date	Contracts	Type	Initial Notional Amount	Value at May 31, 2011	Net Unrealized Gains (Losses)
Disciplined Value Portfolio	June 2011	2 Long	S&P 500 Index	$645,310	$671,950	$26,640
	June 2011	12 Long	S&P 500 E-Mini Index	803,436	806,340	2,904
Index Portfolio	June 2011	95 Long	S&P 500 Index	31,047,067	31,917,625	870,558
International Index Portfolio	June 2011	8 Long	MSCI EAFE Index	671,735	696,360	24,625
Inflation-Protected Bond Portfolio	September 2011	16 Short	10-Year U.S. Treasury Notes	1,945,970	1,961,750	(15,780)
Stable Income Portfolio	September 2011	10 Short	5-Year U.S. Treasury Notes	1,183,183	1,191,406	(8,223)

212	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements

The Disciplined Value Portfolio, Index Portfolio and International Index Portfolio had an average notional amount of $1,931,536, $29,754,183 and $475,657 in long futures contracts, respectively, during the eight months ended May 31, 2011. As of May 31, 2011, the International Index Portfolio had segregated $90,190 as cash collateral for open futures contracts.

The Inflation-Protected Bond Portfolio and Stable Income Portfolio had an average notional amount of $344,545 and $516,147 in short futures contracts, respectively, during the year ended May 31, 2011. As of May 31, 2011, the Stable Income Portfolio had segregated $11,000 as cash collateral for open futures contracts.

The receivable/payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the outstanding variation margin. The realized gains (losses) and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

During the eight months ended May 31, 2011, the International Equity Portfolio entered into forward foreign currency contracts for hedging purposes.

At May 31, 2011, International Equity Portfolio had forward foreign currency contracts outstanding as follows:

Forward Foreign Currency Contracts to Sell:

Exchange Date	Counterparty	Contracts to Deliver		U.S. Value at May 31, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
06/20/2011	JPMorgan	59,709,000	JPY	$732,578	$757,296	$24,718

The International Equity Portfolio had average market values of $497,250 and $1,144,693 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the eight months ended May 31, 2011.

Total Return Bond Portfolio enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return. At May 31, 2011, Total Return Bond Portfolio had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

Expiration Date	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Made by the Fund	Market Value	Upfront Premiums Paid/ (Received)	Net Unrealized Gains (Losses)
06/20/2016	Citibank	Lockheed Martin Corporation, 7.65%, 5/1/2016	A–	$5,000,000	1.00%	$(166,894)	$(144,317)	$(22,577)

Credit default swaps on debt obligations – Sell protection

Expiration Date	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Received by the Fund	Market Value	Upfront Premiums Paid/ (Received)	Net Unrealized Gains (Losses)
06/20/2016	Citibank	Northrop Grumman Corporation, 7.75%, 2/15/2031	BBB+	$5,000,000	1.00%	$124,315	$100,250	$24,065

Credit default swaps on an index – Buy protection

Expiration Date	Counterparty	Reference Index	Notional Amount	Fixed Payments Made by the Fund	Market Value	Upfront Premiums Paid/ (Received)	Net Unrealized Gains (Losses)
06/20/2016	Barclays	Markit CDX North America Investment Grade 16 Index	$10,000,000	1.00%	$(69,921)	$(51,563)	$(18,358)
06/20/2016	Barclays	Markit CDX North America Investment Grade 16 Index	10,000,000	1.00%	(69,921)	$(23,586)	(46,335)

*	Reflects the ratings of a nationally recognized ratings agency at period end. The credit rating serves as indicator of the current status of the payment/performance risk of the credit derivative. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

Notes to Financial Statements	Wells Fargo Advantage Allocation Funds	213

Total Return Bond Portfolio had an average notional balance on credit default swaps of $28,726,027 during the year ended May 31, 2011.

Total Return Bond Portfolio’s credit default swap transactions may contain provisions for early termination in the event the net assets declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transaction in net liability positions. On May 31, 2011, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability positions amounted to $306,736.

During the year ended September 30, 2010, the Disciplined Value Portfolio, Emerging Growth Portfolio, Index Portfolio, International Equity Portfolio and International Index Portfolio entered into futures contracts for hedging purposes.

The Portfolios had average notional amounts in futures contracts outstanding during the year ended September 30, 2010 as follows:

Long Contracts
Disciplined Value Portfolio	$431,817
Emerging Growth Portfolio	102,719
Index Portfolio	21,482,525
International Equity Portfolio	50,673
International Index Portfolio	1,364,541

During the year ended September 30, 2010, the International Equity Portfolio, International Growth Portfolio and International Index Portfolio entered into forward foreign currency exchange contracts for hedging purposes.

As of September 30, 2010, the Portfolios had average market values in forward foreign currency exchange contracts during the year ended September 30, 2010 as follows:

	Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell
International Equity Portfolio	$2,599,997	$6,855,646
International Growth Portfolio	76,245	27,483
International Index Portfolio	924,523	144,268

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments, if any, are reflected in the appropriate financial statements.

7. ACQUISITIONS

After the close of business on January 28, 2011, Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. The purpose of the transactions was to combine four funds with similar investment objectives and strategies. Diversified Large Cap Growth Portfolio was newly created to receive the assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the reorganization. The investment portfolio of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio with fair values of $39,103,183, $19,707,063 and $128,195,321, respectively, and identified costs of $38,164,693, $19,599,174 and $118,513,716, respectively, at January 28, 2011, were the principal assets acquired by Diversified Large Cap Growth Portfolio. For financial reporting purposes, assets received by Diversified Large Cap Growth Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio were carried forward to align ongoing reporting of Diversified Large Cap

214	Wells Fargo Advantage Allocation Funds	Notes to Financial Statements (Unaudited)

Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and unrealized gains (losses) acquired were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Gains
Wells Fargo Advantage Disciplined Growth Portfolio	$38,752,540	$938,490
Wells Fargo Advantage Large Cap Appreciation Portfolio	19,564,704	107,889
Wells Fargo Advantage Large Company Growth Portfolio	135,797,112	9,681,605

The aggregate net assets of Diversified Large Cap Growth Portfolio immediately before and after the acquisitions were $135,797,112 and $194,114,356, respectively.

Assuming the acquisitions had been completed October 1, 2010, the beginning of the annual reporting period for Diversified Large Cap Growth Portfolio, the pro forma results of operations for the eight months ended May 31, 2011 would have been

Net investment income	$597,721
Net realized and unrealized gains on investments	$39,879,016
Net increase in net assets resulting from operations	$40,476,737

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio that have been included in Diversified Large Cap Growth Portfolio’s Statement of Operations

since January 31, 2011.

8. REDEMPTIONS IN-KIND

After the close of business on June 18, 2010, Disciplined Value Portfolio and Stable Income Portfolio each redeemed assets through an in-kind redemption. In each transaction, the value of securities issued in the redemption, the percentage of the Portfolio at the time of the transaction and the gains or losses realized by each Portfolio are reflected in the table below. The gains or losses realized by each Portfolio are reflected in the amounts on the Statements of Operations.

	Fair Value	% of Portfolio on June 18, 2010	Realized Gains (Losses)
Disciplined Value Portfolio	$116,925,393	54.76%	$8,461,779
Stable Income Portfolio	80,598,750	53.00%	(305,145)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

Notes to Financial Statements (Unaudited)	Wells Fargo Advantage Allocation Funds	215

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of May 31, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

216	Wells Fargo Advantage Allocation Funds	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Equity Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Small Cap Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, Wells Fargo Advantage Small Company Value Portfolio, Wells Fargo Advantage Inflation-Protected Bond Portfolio, Wells Fargo Advantage Managed Fixed Income Portfolio, Wells Fargo Advantage Stable Income Portfolio, and Wells Fargo Advantage Total Return Bond Portfolio, seventeen of the portfolios constituting the Wells Fargo Master Trust (collectively the “Portfolios”), as of May 31, 2011, and the related statements of operations, statements of changes in net assets, and the financial highlights for the years or periods presented. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Wells Fargo Master Trust as of May 31, 2011, the results of their operations, changes in their net assets, and the financial highlights for the years or periods presented, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 29, 2011

Other Information (Unaudited)	Wells Fargo Advantage Allocation Funds	217

TAX INFORMATION (unaudited)

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended May 31, 2011:

Dividends-Received Deduction
Conservative Allocation Fund	11.37%
Growth Balanced Fund	42.47%
Moderate Balanced Fund	16.53%

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended May 31, 2011 have been designated as qualified dividend income (QDI):

QDI
Conservative Allocation Fund	$362,564
Growth Balanced Fund	6,998,911
Moderate Balanced Fund	972,498

Pursuant to Section 871 of the Internal Revenue Code, the following amounts have been designated as interest-related dividends for nonresident alien shareholders:

Interest-Related Dividends
Conservative Allocation Fund	$2,151,545
Growth Balanced Fund	7,571,117
Moderate Balanced Fund	3,735,780

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Funds are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Funds are publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis. Each Funds’ files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Funds’ Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds and Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds and Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ and Portfolios’ Web site” at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

218	Wells Fargo Advantage Allocation Funds	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust and Wells Fargo Master Trust (the “Trusts”) and Officers of the Trusts. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Funds and Portfolios. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trusts, Wells Fargo Variable Trust, and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Allocation Funds	219

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees of the Funds’ and the Portfolios’ and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

220	Wells Fargo Advantage Allocation Funds	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Managed Fixed Income Portfolio and Stable Income Portfolio

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Master Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for the Managed Fixed Income Portfolio and Stable Income Portfolio (the “Master Portfolios”).

The Board also reviewed and re-approved an investment sub-advisory agreement with Galliard Capital Management, Inc. (“Galliard”) for the Master Portfolios. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Galliard are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Galliard and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to it in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management. Certain gateway feeder funds invest their assets in the Master Portfolios and may also invest their assets in the Inflation-Protected Bond Portfolio and Total Return Bond Portfolio, each of which is a series of the Trust. Disclosure about the Trust Board’s considerations in approving the advisory arrangements for these master portfolios may be found in the Wells Fargo Advantage Income Funds May 31, 2011 annual report.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Master Portfolios by Funds Management and Galliard under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Master Portfolios.

The Board evaluated the ability of Funds Management and Galliard, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Galliard.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to each Master Portfolio specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for each of the Master Portfolios as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Master Portfolios was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Galliard about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to each Master Portfolio by Funds Management and Galliard.

Other Information (Unaudited)	Wells Fargo Advantage Allocation Funds	221

Fund performance and expenses

The Board reviews performance on both an absolute basis and relative to a universe of relevant funds on a quarterly basis. The Board takes note of the performance of the Master Portfolios in the context of reviewing the performance of gateway feeder funds that invest their assets in the Master Portfolios.

The Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below) relative to an Expense Group.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Master Portfolios to Funds Management for investment advisory services (the “Advisory Agreement Rates”).

The Board received and considered information comparing the Advisory Agreement Rate with the median rate of other funds in each Master Portfolio’s Expense Group. The Master Trust Board noted that the Master Portfolios’ Advisory Agreement Rates were in range of each Master Portfolio’s respective Expense Group median. The Board concluded that the Advisory Agreement Rates were acceptable in light of the Master Portfolios’ Expense Group information and the services covered by the investment advisory agreement.

The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Galliard for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). The Board concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the investment sub-advisory agreement.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Master Portfolios. The Board considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Master Portfolio’s Advisory Agreement Rate in isolation. It noted that the levels of profitability of the Master Portfolios to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to the Master Portfolios, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Galliard, because, as an affiliate of Funds Management, its profitability information was subsumed in the profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Master Portfolio’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Master Portfolios (as a percentage of Master Portfolio assets) as the Master Portfolios grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Master Portfolios. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Galliard

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Galliard as a result of their relationship with the Master Portfolios. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Galliard with the Master Portfolios and benefits potentially derived from an increase in Funds Management’s and Galliard’s business as a result of their relationship with the Master Portfolios (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Galliard).

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

222	Wells Fargo Advantage Allocation Funds	Other Information (Unaudited)

Other factors and broader review

As discussed above, the Board review detailed materials received from Funds Management and Galliard annually as part of the re-approval process under Section 15 of the 1940 Act and also review and assess information about the quality of the services that the Master Portfolios receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Master Portfolios was in the best interest of the Master Portfolios and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Allocation Funds	223

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

This page is intentionally left blank.

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	203484 07-11 AAFLD/AR110 05-11

Annual Report

May 31, 2011

WELLS FARGO ADVANTAGE EQUITY GATEWAY FUNDS

■	Wells Fargo Advantage C&B Large Cap Value Fund

■	Wells Fargo Advantage Diversified Equity Fund

■	Wells Fargo Advantage Diversified Small Cap Fund

■	Wells Fargo Advantage Emerging Growth Fund

■	Wells Fargo Advantage Equity Value Fund

■	Wells Fargo Advantage Index Fund

■	Wells Fargo Advantage International Value Fund

■	Wells Fargo Advantage Small Company Growth Fund

■	Wells Fargo Advantage Small Company Value Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed are as of May 31, 2011 and are those of Wells Fargo Funds Management, LLC, and the Portfolio managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Equity Gateway Funds.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $240 billion in assets under management, as of May 31, 2011.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Equity Gateway Funds	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The beleaguered labor and housing markets have continued to exert a powerful drag on economic growth.

Dear Valued Shareholder,

We’re pleased to offer you this annual report for the Wells Fargo Advantage Equity Gateway Funds for the period that ended May 31, 2011.

Many of our shareholders received an annual report less than 12 months ago. The reason for this is that with the merger of the Wells Fargo Advantage Funds and the Evergreen Funds in July of 2010, we are in the process of realigning the fiscal year-end dates of our funds. Going forward, shareholder reports for these Wells Fargo Advantage Equity Gateway Funds will be based on a fiscal year-end of May 31.

The equity market built upon the rally that began in 2009 by delivering broad-based gains against the backdrop of a subpar economic recovery. Yet, a variety of global and domestic challenges kept the market from advancing in a straight line throughout the period, once again highlighting the value of a sound, well-diversified investment strategy. As always, we believe that such a strategy may enable investors to balance risks and opportunities as they pursue long-term financial goals in a dynamic market environment.

The economic recovery continued but lost some steam.

As we have often seen since the recession officially ended in mid-2009, the economic recovery followed a decidedly uneven path during the period. In the fourth quarter of 2010, the recovery accelerated as U.S. gross domestic product (GDP) grew at an annualized rate of 3.1%, up from 2.6% in the previous quarter. In the first quarter of 2011, however, GDP growth slowed to 1.8%, casting renewed doubts on the strength of the recovery.

While a double-dip recession appears unlikely at this point, the consensus outlook for the economy has dimmed somewhat. As of May 2011, disappointing economic data in several key areas led many analysts to scale back their forecasts for second-quarter and full-year GDP growth.

The labor and housing markets remained sluggish.

The beleaguered labor and housing markets have continued to exert a powerful drag on economic growth. After improving slightly in the first quarter, the labor market faltered in late May as new claims for jobless benefits increased by more than expected. Although many private-sector employers have been adding jobs, the pace of job creation has not been nearly brisk enough to lower the unemployment rate, which stood at 9.1% as of May. Housing has arguably been even more of a trouble spot, with weak home sales and housing starts putting significant downward pressure on prices.

Not surprisingly, these and other issues—particularly high food and gas prices—have weighed heavily on consumer confidence and bear close watching in the months ahead

The Federal Reserve stayed focused on economic stimulus.

Despite recent inflation concerns, U.S. core inflation, which excludes food and energy prices, has been fairly modest. As a result, the Federal Reserve (Fed) has been able to hold its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0% to 0.25%.

On April 27, 2011, in its final statement of this reporting period, the Fed indicated that it intends to keep short-term rates at exceptionally low levels for “an extended period” in order to promote a more robust economic expansion. It also stated that it plans to complete the second round of quantitative easing (QE2)—a stimulus program designed to purchase $600 billion in longer-term Treasury securities by the end of June 2011.

Letter to Shareholders	Wells Fargo Advantage Equity Gateway Funds	3

The equity market rewarded investors.

Aided by strong corporate earnings, QE2 seemed to be a catalyst for the equity market’s impressive performance during the period. While there were bouts of volatility along the way, the market demonstrated surprising resilience in the face of numerous headwinds—including mixed economic news, government budget deficits, Europe’s sovereign debt crisis, geopolitical turmoil in the Middle East, and natural disasters in both Japan and the U.S.

The S&P 500 Index1 and the Dow Jones Industrial Average rose 5.9% and 7.1%, respectively, in the first quarter of 2011 after posting gains of 10.8% and 8.0%, respectively, in the previous quarter. Investors were generally rewarded across investment styles and economic sectors during both quarters, as well as across the market-capitalization spectrum, with small- and mid-cap stocks outpacing their large-cap counterparts. International stocks, as represented by the MSCI EAFE Index2, also fared well.

The market momentum carried over into April 2011 but reversed in May amid mounting evidence that the U.S. economic recovery had entered a soft patch. However, the May decline was relatively mild given the scarcity of upbeat data reported during the month.

A long-term investment perspective is key.

It remains to be seen how quickly the equity market can resume its upward trajectory. In any case, the market’s dramatic rebound over the past two years from the severe downturn of 2008 to 2009 underscores the importance of maintaining a disciplined, long-term investment strategy through changing market cycles. By staying focused on your long-term goals, you may be better positioned to both navigate falling markets and participate in rising markets.

To help you develop a well-diversified strategy based on your personal objectives and risk tolerance, Wells Fargo Advantage Funds offers more than 120 mutual funds and other investments spanning a wide range of asset classes and investment styles. Although diversification cannot guarantee an investment profit or prevent losses, we believe it can be an effective way to manage investment risk and potentially smooth out overall portfolio performance.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your continued confidence in us and are committed to helping you meet your financial needs. If you have any questions about your investments, please contact your investment professional, call us at 1-800-222-8222, or visit www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

1.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.
The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

While there were bouts of volatility along the way, the market demonstrated surprising resilience in the face of numerous headwinds

4

Wells Fargo Advantage Equity Gateway Funds

Performance Highlights

Wells Fargo Advantage C&B Large Cap Value Fund1

INVESTMENT OBJECTIVE

The Fund seeks maximum long-term total return (current income and capital appreciation), consistent with minimizing risk to principal.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER PORTFOLIO

Cooke & Bieler, L.P.

PORTFOLIO MANAGERS

Kermit S. Eck, CFA

Daren C. Heitman, CFA

Steve Lyons, CFA

Michael M. Meyer, CFA

Edward W. O’Connor, CFA

R. James O’Neil, CFA

Mehul Trivedi,
CFA

William Weber, CFA

FUND INCEPTION

May 15, 1990

PERFORMANCE SUMMARY

8 MONTH TOTAL RETURN AS OF MAY 31, 2011

Class A (Excluding Sales Charge)

17.73%

  Russell 1000®
Value Index[2]

19.53%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs
associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum sales charge is 5.75%. The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s
Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses. The Fund’s gross and net expense ratios are 1.29% and 1.15%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

1.
The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.
  The Russell 1000® Value Index measures the performance of those Russell
1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

3.

The chart compares the performance of the Wells Fargo Advantage C&B Large Cap Value Fund Class A shares for the most recent ten years with the Russell 1000® Value Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

Performance Highlights

Wells Fargo Advantage Equity Gateway Funds

5

Wells Fargo Advantage C&B Large Cap Value Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■

The Fund underperformed its benchmark, the Russell 1000® Value Index, for the eight-month period that ended May 31, 2011, due to unfavorable stock selection, primarily in the consumer discretionary sector.

■

Overall sector positioning contributed to relative performance.

■

  We continue to advocate careful and selective risk-taking and believe our steadfast commitment to high-quality, risk-aware investing will deliver favorable results.

The positive impact of sector allocation was offset by the negative impact of stock selection.

Political turmoil, natural disasters, and recent negative economic news rattled investors during the period, precipitating widespread stock market volatility and a general selloff in May.

Oil prices spiked during the period, causing stocks of energy producers to outperform the broad market by a wide margin. With stocks of industrials companies that provide equipment and services to energy complexes also faring well, rising oil prices helped drive market performance.

Against this backdrop, the Fund lagged its benchmark during the reporting period. The primary culprit in the Fund’s underperformance was unfavorable stock selection, primarily in the consumer discretionary sector. Many of the Fund’s consumer discretionary holdings were negatively affected by fast-rising oil prices, which not only increased input costs, but also reduced consumer demand and thus company earnings. Overall sector positioning contributed to relative performance. The positive effect of the Fund’s overweightings in several economically sensitive sectors—which outperformed—and underweighting in financials—which underperformed—offset the negative effect of underweighting the strong-performing energy sector.

  SECTOR
DISTRIBUTION[4]   (AS OF MAY 31,
2011

Even if oil prices remain high or continue rising, we believe that the companies within the portfolio will be able to adapt, either by imposing energy surcharges or by changing their operations. That said, we believe oil prices will most likely decline as supply increases and demand decreases as a result of the recent price spike. With current oil prices running some 60% to 80% above the marginal cost of production, we believe that such a decline could ultimately be significant. If energy prices were to fall, the Fund’s energy underweighting should enhance relative performance.

4.
Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

6

Wells Fargo Advantage Equity Gateway Funds

Performance Highlights

Wells Fargo Advantage C&B Large Cap Value Fund (continued)

Contributors during the eight-month period included Exxon Mobil Corporation, global advertising and marketing communications company Omnicom Group Incorporated, risk management and insurance intermediary Willis Group Holdings plc, financials holding State Street Corporation, and information technology company TE Connectivity
Limited. Significant laggards included Bank of America Corporation, consumer staples company Avon Products, Incorporated, retailer Best Buy Company, Incorporated, treaty reinsurance company Axis Capital Holdings Limited, and utilities holding
Entergy Corporation.

Market volatility provided us with opportunities to buy and sell at attractive valuations during the eight-month period.

In addition to adding to existing holdings, we also established new positions in soda bottler and distributor
Coca-Cola Enterprises, Incorporated, electric power producer and retail distribution operator Entergy Corporation, leading defense contractor Raytheon Company, industrials firm 3M Company, and retailer Best Buy Company, Incorporated.

To make room for these new positions, we trimmed strong performer Willis Group Holdings PLC and eliminated Berkshire Hathaway, Incorporated, International
Flavors & Fragrances Incorporated, Dover Corporation, and Eaton Corporation as they had reached our price targets. We also eliminated ManpowerGroup—as it was no longer cheap relative to normal levels of profitability—and General
Electric, because it was one of the Fund’s more fully valued stocks that had above-average exposure to worldwide industrial production.

TEN LARGEST EQUITY HOLDINGS[5] (AS OF MAY 31, 2011)

Exxon Mobil Corporation

4.74%

Omnicom Group Incorporated

3.97%

Johnson & Johnson

3.85%

JPMorgan Chase & Company

3.62%

Quest Diagnostics Incorporated

3.51%

State Street Corporation

3.44%

American Express Company

3.36%

Kohl’s Corporation

3.35%

Colgate-Palmolive Company

3.29%

Vodafone Group plc ADR

3.08%

The economy is likely to continue growing at a modest rate.

We continue to believe that decisions made at the individual security level will have a greater effect going forward. The economy is likely to continue growing at a moderate rate, providing a reasonably favorable backdrop for equity investing. The market’s continuing rally, however, has pushed valuations to less compelling levels, particularly among some of the better-performing industrial cyclicals and energy and commodity companies. The market is not without investment opportunities, but we believe company-specific analysis of underlying fundamentals and expectations is critical. We therefore continue to advocate careful and selective risk-taking and believe our steadfast commitment to high-quality, risk-aware investing will deliver favorable results.

5.
The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights

Wells Fargo Advantage Equity Gateway Funds

7

Wells Fargo Advantage C&B Large Cap Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURN6 (%) (AS OF MAY 31, 2011)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[7]

Inception Date

8 Months*

1 Year

5 Year

10 Year

8 Months*

1 Year

5 Year

10 Year

Gross

Net[8]

Class A (CBEAX)

7/26/2004

10.91

17.10

0.93

4.29

17.73

24.20

2.14

4.92

1.29%

1.15%

Class B (CBEBX)**

7/26/2004

12.15

18.28

1.00

4.38

17.15

23.28

1.38

4.38

2.04%

1.90%

Class C (CBECX)

7/26/2004

16.15

22.29

1.39

4.15

17.15

23.29

1.39

4.15

2.04%

1.90%

Administrator Class (CBLLX)

7/26/2004

17.74

24.40

2.33

5.05

1.13%

0.95%

Institutional Class (CBLSX)

7/26/2004

18.16

24.80

2.64

5.27

0.86%

0.70%

Investor Class (CBEQX)

5/15/1990

17.77

24.26

2.13

4.91

1.36%

1.20%

  Russell 1000®
Value Index[2]

19.53

24.23

1.70

3.97

*

Returns for periods of less than one year are not annualized.

**

Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site –
www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the
maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the
Fund’s prospectus for additional information on these and other risks.

6.
Effective June 20, 2008, Class D was renamed Investor Class and modified to assume the features and attributes of the Investor Class. Historical performance shown for
Class A, Class B and Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B and Class C shares. Historical performance shown for the Administrator and Institutional Class shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher.

7.
Reflects the expense ratios as stated in the most recent prospectuses.

8.
The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

8

Wells Fargo Advantage Equity Gateway Funds

Performance Highlights

Wells Fargo Advantage Diversified Equity Fund1

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISERS FOR MASTER PORTFOLIOS

Artisan Partners Limited Partnership

Cooke & Bieler, L.P.

LSV Asset Management

Peregrine Capital Management,
Inc.

SSgA Funds Management, Inc.

Systematic Financial Management, L.P.

Wells Capital
Management Incorporated

PORTFOLIO MANAGERS

Thomas C. Biwer, CFA

Christian L. Chan, CFA

Andrew Owen, CFA

FUND INCEPTION

December 31,1988

PERFORMANCE SUMMARY

8 MONTH TOTAL RETURN AS OF MAY 31, 2011

Class A (Excluding Sales Charge)

20.04%

Diversified Equity Composite Index[2]

19.70%

  S&P 500®
Index[3]

19.42%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs
associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum sales charge is 5.75%. The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s
Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses. The Fund’s gross and net expense ratios are 1.46% and 1.25%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

1.
The Fund is a gateway blended fund that invests all its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.

Source: Wells Fargo Funds Management, LLC. The Diversified Equity Composite Index is weighted 25% in the Russell 1000® Value Index (measures the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values), 25% in the S&P 500® Index, 25% in the Russell 1000® Growth Index (measures the performance of those Russell 1000 companies with higher price-to-book ratios and higher forecasted growth values), 15% in the MSCI EAFE Index (an unmanaged group of securities generally representative of the stock markets of Europe, Australasia and the Far East), and 10% in the
Russell 2000® Index (measures the performance of the 2,000 smallest companies in the Russell
3000® Index). You cannot invest directly in an index.

3.

The S&P 500® Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4.
The chart compares the performance of the Wells Fargo Advantage Diversified Equity Fund Class A shares for the most recent ten years with the S&P 500 Index and the Diversified Equity Composite Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

Performance Highlights

Wells Fargo Advantage Equity Gateway Funds

9

Wells Fargo Advantage Diversified Equity Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■

The Fund’s Class A outperformed both the Diversified Equity Composite Index[2] and the S&P 500 Index[3] for the eight-month period that ended May 31, 2011.

■

The Fund invests in a number of underlying portfolios that are diversified across equity style. The Fund’s large-cap growth and small-cap growth strategies were the primary contributors to total return.

■

The Fund’s international strategies trailed the composite benchmark, thus detracting from relative performance

Global equities rose over the past eight months, but headwinds remain.

The past eight months provided the markets with both catalysts and headwinds. On the positive side, the Federal Reserve’s (Fed) second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011—boosted investors’ confidence in the markets and in policymakers’ commitment to sustaining the economic recovery. Corporate profit growth has also been strong over the past several quarters, and corporate balance sheets remain in healthy condition with ample reserves for future capital investment.

Headwinds during the period
included the earthquake, tsunami, and nuclear disaster in Japan; the federal debt-ceiling and government-shutdown debates; European sovereign-debt fears; and the coming end of QE2. Looking forward, several headwinds remain, including the persistently high unemployment rate, sovereign debt fears in Europe, monetary tightening in emerging markets, and a potential further leg down in housing prices.

Equity markets experienced strong gains over the past eight months, but ended with a downturn in May, the only negative month in the period. The S&P 500 Index of U.S. stocks and the MSCI EAFE® Index5 of non-U.S. developed market stocks posted total returns of 19% and 13%, respectively, during the period.

SECTOR DISTRIBUTION[6] (AS OF MAY 31, 2011)

Despite the generally strong market, we saw the usual divergences across market caps, investment styles, and markets during the period. In the U.S., growth stocks outperformed value stocks across all market-cap ranges, largely due to the heavy weighting of financials and utilities stocks in the value indexes. Small-cap stocks outpaced both mid-cap and large-cap stocks. Overseas markets generally lagged the U.S. market, and emerging markets lagged developed markets.

The Fund’s underlying
large-cap growth portfolios outpaced the composite benchmark, aiding the Fund’s relative performance.

5.
The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

6.
Sector distribution is subject to change and represents the sector distribution of the master portfolios which is calculated based on total long-term investment of the master portfolios.

10

Wells Fargo Advantage Equity Gateway Funds

Performance Highlights

Wells Fargo Advantage Diversified Equity Fund (continued)

TEN LARGEST EQUITY HOLDINGS[7] (AS OF MAY 31,
2011)

Apple Incorporated

2.23%

JPMorgan Chase & Co.

1.32%

Chevron Corporation

1.24%

General Electric Company

1.23%

Exxon Mobil Corporation

1.18%

Qualcomm Incorporated

0.94%

Google Incorporated Class A

0.86%

Pfizer Incorporated

0.84%

AT&T Incorporated

0.84%

EMC Corporation

0.83%

The Fund’s small-cap portfolios collectively posted strong returns, with the best performance coming from the small-cap growth portfolios.

The Fund’s international portfolios, however, all lagged the composite benchmark as foreign developed market stocks generally trailed the U.S. market.

Changes were made in some of the underlying portfolios, but overall asset allocation remains the same.

In February 2011, the Wells Fargo Advantage Disciplined Growth Portfolio, the Wells Fargo Advantage Large Cap
Appreciation Portfolio, and the Wells Fargo Advantage Large Company Growth Portfolio were reorganized into one multi-manager, large-cap growth portfolio, the Wells Fargo Advantage Diversified Large Cap Growth Portfolio. In February, we reallocated fund assets equally among the four actively managed underlying small-cap portfolios. The overall asset allocation of the Fund remained unchanged.

The bull-market run of the past two years has been significant, though headwinds are present.

We believe that the Fed has made it abundantly clear that it will do what is necessary to avoid deflation while retaining the tools to quell systemic price inflation if the economy were to improve sharply.
In our opinion, given high unemployment and elevated commodity prices, which crowd out other consumer spending, the risk of deflation is a greater cause for concern than inflation.

On balance, we believe that the underpinnings for equities are positive, though the likelihood of a correction has risen with the current soft patch in the economy. Good corporate earnings performance should continue with gradual improvement in the economy and continued policy stimulus; and in our view, valuations do not present an impediment to higher stock prices.

7.
The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights

Wells Fargo Advantage Equity Gateway Funds

11

Wells Fargo Advantage Diversified Equity Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2011)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[8]

Inception Date

8 Months*

1 Year

5 Year

10 Year

8 Months*

1 Year

5 Year

10 Year

Gross

Net[9]

Class A (NVDAX)

5/2/1996

13.14

20.34

1.21

1.78

20.04

27.68

2.42

2.39

1.46%

1.25%

Class B (NVDBX)**

5/6/1996

14.36

21.68

1.26

1.85

19.36

26.68

1.64

1.85

2.21%

2.00%

Class C (WFDEX)

10/1/1998

18.40

25.69

1.65

1.62

19.40

26.69

1.65

1.62

2.21%

2.00%

Administrator Class (NVDEX)

11/11/1994

20.22

28.00

2.67

2.64

1.30%

1.00%

Diversified Equity Composite Index[2]

19.70

27.57

3.48

3.79

  S&P 500®
Index[3]

19.42

25.95

3.32

2.64

*
Returns for periods of less than one year are not annualized.

**
Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site –
www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the
maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values
fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk and smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

8.
Reflects the expense ratios as stated in the most recent prospectuses.

9.
The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

12

Wells Fargo Advantage Equity Gateway Funds

Performance Highlights

Wells Fargo Advantage Diversified Small Cap Fund1

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISERS FOR MASTER PORTFOLIOS

Peregrine Capital Management, Inc.

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Thomas C. Biwer, CFA

Christian L. Chan, CFA

Andrew Owen, CFA

FUND INCEPTION

December 31, 1997

PERFORMANCE SUMMARY

8 MONTH TOTAL RETURN AS OF MAY 31, 2011

Administrator Class

26.66%

  Russell 2000®
Index[2]

26.38%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge. The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses. The Fund’s gross and net expense ratios are 1.43% and 1.00%, respectively, for Administrator Class shares. Without these reductions, the Fund’s returns would have been lower.

1.
The Fund is a gateway blended fund that invests all its assets in two or more master portfolios of the Wells Fargo Master Trust (the “Master Trust”) in varying proportions. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolios in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.

Russell 2000® Index measures the performance of the 2,000 smallest companies in the Russell 3000® Index, which represents approximately 8% of the total market capitalization of the Russell 3000® Index. You cannot invest directly in an index.

3.

The chart compares the performance of the Wells Fargo Advantage Diversified Small Cap Fund Administrator Class shares for the most recent ten years with the Russell 2000® Index. The chart assumes a hypothetical $1,000,000 investment in Administrator Class shares and reflects all operating expenses.

Performance Highlights

Wells Fargo Advantage Equity Gateway Funds

13

Wells Fargo Advantage Diversified Small Cap Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■

The Fund outperformed its benchmark, the Russell 2000® Index, during the eight-month period that ended May 31, 2011.

■

Two of the four actively managed portfolios were the primary drivers of outperformance.

■

  The Wells Fargo Advantage Small Cap Value Portfolio, which comprised 25% of Fund assets at the end of the period, was a significant detractor.

Global equities rose over the past eight months, but headwinds remain.

The past eight months provided the markets with both catalysts and headwinds. On the positive side, the Federal Reserve’s (Fed) second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011—boosted investors’ confidence in the markets and in policymakers’ commitment to sustaining the economic recovery. Corporate profit growth has also been strong over the past several quarters, and corporate balance sheets remain in healthy condition with ample reserves for future capital investment.

Headwinds during the period included the earthquake, tsunami, and nuclear disaster in Japan; the federal debt-ceiling and government-shutdown debates; European sovereign debt fears; and the coming end of
QE2. Looking forward, several headwinds remain, including the persistently high unemployment rate, sovereign debt fears in Europe, monetary tightening in emerging markets, and a potential further leg down in housing prices.

Equity markets experienced strong gains over the past eight months but ended with a downturn in May, the only negative month in the period. The S&P 500 Index4 of U.S. stocks and the MSCI EAFE® Index5 of non-U.S. developed market stocks posted total returns of 19% and 13%, respectively, during the period.

SECTOR DISTRIBUTION[6] (AS OF MAY 31, 2011)

Despite the generally strong market, we saw the usual divergences across market caps, investment styles, and markets during the period. In the U.S., growth stocks outperformed value stocks across all market-cap ranges, largely due to the heavy weighting of financials and utilities stocks in the value indexes. Small-cap stocks outpaced both mid-cap and large-cap stocks. Overseas markets generally lagged the U.S. market, and emerging markets lagged developed markets.

The Fund invests in a variety
of underlying portfolios. Two of the four actively managed fund components outpaced the small-cap Russell 2000 Index for the period, including the Wells Fargo Advantage Small Company Growth

Portfolio. However, the Wells Fargo Advantage Small Cap Value Portfolio lagged the index, detracting from relative results.

4.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in The index proportionate to its market value. You cannot invest directly in an index.

5.
The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

6.
Sector distribution is subject to change and represents the sector distribution of the master portfolios which is calculated based on total long-term investment of the master portfolios.

14

Wells Fargo Advantage Equity Gateway Funds

Performance Highlights

Wells Fargo Advantage Diversified Small Cap Fund (continued)

TEN LARGEST EQUITY HOLDINGS[7] (AS OF MAY 31,
2011)

Randgold Resources Limited ADR

1.39%

Interoil Corporation

1.30%

Chimera Investment Corporation

0.87%

SuccessFactors Incorporated

0.82%

Aruba Networks Incorporated

0.74%

Synchronoss Technologies Incorporated

0.71%

McMoRan Exploration Company

0.69%

Argo Group International Holdings Limited

0.69%

Helix Energy Solutions Group

0.64%

Polypore International Incorporated

0.64%

Changes were made in some of the underlying portfolios and Fund assets were reallocated among them.

In February, we reallocated fund assets equally among the four actively managed underlying small-cap portfolios. The overall asset allocation of the Fund remained unchanged.

The bull-market run of the past two years has been significant, though headwinds are present.

We believe that the Fed has made it abundantly clear that it will do what is necessary to avoid deflation while retaining the tools to quell systemic price inflation if the economy were to improve sharply. In our opinion, given high unemployment and elevated commodity prices, which crowd out other consumer spending, the risk of deflation is a greater cause for concern than inflation.

On balance, we believe that the underpinnings for equities are positive, though the likelihood of a correction has risen with the current soft patch in the economy. Good corporate

earnings performance should continue with gradual improvement in the economy and continued policy stimulus; and in our view, valuations do not present an impediment to higher stock prices.

The valuations of small-cap stocks appear stretched relative to those of large-cap stocks, at least by historical standards. However, small-cap stocks enjoy better earnings momentum, and cyclical factors such as the current stage of the economic cycle should continue to provide a tailwind to small-cap returns.

7.
The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolios allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights

Wells Fargo Advantage Equity Gateway Funds

15

Wells Fargo Advantage Diversified Small Cap
Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2011)

Inception Date

Expense Ratios[8]

8 Months*

1 Year

5 Year

10 Year

Gross

Net[9]

Administrator Class (NVDSX)

12/31/1997

26.66

31.50

3.66

7.06

1.43%

1.00%

  Russell 2000®
Index[2]

26.38

29.75

4.70

6.88

*
Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk.
Consult the Fund’s prospectus for additional information on these and other risks.

8.
Reflects the expense ratios as stated in the most recent prospectuses.

9.
The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

16

Wells Fargo Advantage Equity Gateway Funds

Performance Highlights

Wells Fargo Advantage Emerging Growth Fund1

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER PORTFOLIO

Wells Capital Management Incorporated

PORTFOLIO
MANAGERS

Joseph M. Eberhardy, CFA, CPA

Thomas C. Ognar, CFA

Bruce C. Olson, CFA

FUND INCEPTION

January 31, 2007

PERFORMANCE SUMMARY

8 MONTH TOTAL RETURN AS OF MAY 31, 2011

Class A (Excluding Sales Charge)

38.11%

  Russell 2000®
Growth Index[2]

29.95%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs
associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum sales charge is 5.75%. The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s
Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses. The Fund’s gross and net expense ratios are 4.78% and 1.45%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

1.
The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.
  The Russell 2000® Growth Index measures the performance of those Russell
2000® companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

3.

The chart compares the performance of the Wells Fargo Advantage Emerging Growth Fund Class A shares for the life of the Fund with the Russell
2000® Growth Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

Performance Highlights

Wells Fargo Advantage Equity Gateway Funds

17

Wells Fargo Advantage Emerging Growth Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■

The Fund outperformed its benchmark, the Russell 2000® Growth Index, during the eight-month period that ended May 31, 2011, driven primarily by stock selection across multiple sectors, particularly consumer discretionary and industrials.

■

In response to a slow-growth economic environment and rising input costs, our fundamental research focused on high-quality companies with the ability to sustain strong revenue and earnings growth in the face of these headwinds.

The economic environment
remained uncertain.

Low interest rates, a gradually recovering economy, and historically low share valuations are typically positive for growth stocks. However, a number of macro risks—including weakness in the labor and housing markets, inflation concerns, the pending end of quantitative easing (QE2) (the Federal Reserve’s (Fed) plan to purchase $600 billion in long-term
Treasury securities by mid-2011), and various overseas events—have added to economic uncertainty in recent months. Overall, stock correlations have declined, we feel making skilled stock selection even more critical to producing outperformance.
Against this backdrop, we believe small-cap growth stocks that meet our criteria for robust, sustainable, and underappreciated growth should be well positioned to deliver strong performance.

Stock selection across multiple sectors drove Fund performance.

When we review
the fund’s performance relative to its benchmark, we expect its total return to reflect individual stock selection rather than macroeconomic factors, which have exerted a strong influence on market sentiment over the past year or so.
Accordingly, we were pleased to see that the Fund’s outperformance during the eight-month period covered by this report was driven by stock selection across numerous sectors, primarily consumer discretionary and industrials.

In consumer discretionary, we focused on companies with unique business models that we believe can generate robust, sustainable growth regardless of the economic climate. Top contributors from the sector included online photography marketer Shutterfly, Incorporated; cosmetics retailer Ulta Salon, Cosmetics & Fragrance, Incorporated; entertainment company IMAX Corporation, and farm/ranch retailer Tractor Supply Company. In industrials, outperformance was driven by motor and drive manufacturers Baldor Electric Company and Altra Holdings, Incorporated, as well as lithium battery component supplier Polypore International, Incorporated.

Information technology detracted from Fund performance during the period, as some of our holdings did not execute on their business plans as well as we had originally anticipated. Specifically, semiconductor company Entropic Communications, Incorporated and optical components manufacturer Oclaro, Incorporated were both performance detractors.

SECTOR DISTRIBUTION[4] (AS OF MAY 31, 2011)

We seek stocks with robust and sustainable growth that is underestimated by the market.

Throughout the period, we remained true to our bottom-up investment process. Our primary goal is to invest in companies where we believe growth is robust, sustainable, and underestimated by the market. Through experience, we have learned that companies exhibiting these characteristics tend to be the most successful stocks because valuation is largely a function of the rate and sustainability of growth.

4.
Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

18

Wells Fargo Advantage Equity Gateway Funds

Performance Highlights

Wells Fargo Advantage Emerging Growth Fund (continued)

TEN LARGEST EQUITY HOLDINGS[5] (AS OF MAY 31, 2011)

Polypore International Incorporated

2.49%

Aruba Networks Incorporated

2.27%

Akorn Incorporated

2.16%

HMS Holdings Corporation

2.14%

Altra Holdings Incorporated

2.11%

iShares Russell 2000 Growth Index Fund

2.10%

Tractor Supply Company

1.96%

Brigham Exploration Company

1.91%

Financial Engines Incorporated

1.90%

Ulta Salon Cosmetics & Fragrance Incorporated

1.90%

For example, our fundamental research identified just such a company in Shutterfly. We saw significant, underestimated earnings power in the company’s business model as it broadened its product offerings into other areas beyond traditional greeting cards. For fiscal year 2012, consensus earnings-per-share estimates have risen nearly 45% over the past eight months on a 50% revision in sales, and the shares have nearly doubled. Despite strong interest in the stock, we believe Shutterfly’s earnings power remains underappreciated, and we expect strong top-line growth to drive earnings in 2012.

Our strict sell discipline is as critical as our stock selection process. When a company’s growth prospects threaten to fall short of market expectations, we tend to quickly reduce or exit our position, as we recently did with Netspend. As the company’s fast-growing prepaid debit card market began to attract new participants and regulatory scrutiny, we started to question Netspend’s ability to maintain its vigorous revenue and earnings growth. Consequently, we sold the stock, thereby avoiding a dramatic share price decline and helping to minimize our losses.

We will continue to consistently implement our investment process.

While the economic recovery stayed on track and equities generally performed well during the eight-month period, the market had to contend with a variety of challenging macro issues—including geopolitical turmoil, stubbornly high unemployment, a sluggish housing market, increases in food and energy prices, and the continued deleveraging of the consumer. In addition, the natural disasters in Japan caused temporary supply disruptions for many industries. However, we believe the market is poised to move higher as investors gain further clarity on these issues in the period ahead.

Company fundamentals will also need to continue to improve in order for the broader market indexes to reach higher levels. Market performance will likely be led by companies that can achieve strong revenue and earnings growth, as well as margin preservation amid rising input costs. In this environment, we believe emerging growth companies that meet our criteria for robust, sustainable, and underappreciated growth should have a distinct advantage in the eyes of investors.

5.
The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights

Wells Fargo Advantage Equity Gateway Funds

19

Wells Fargo Advantage Emerging Growth Fund (continued)

AVERAGE ANNUAL TOTAL RETURN6 (%) (AS OF MAY 31, 2011)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[7]

Inception Date

8 Months*

1 Year

Life of Fund

8 Months*

1 Year

Life of Fund

Gross

Net[8]

Class A (WEMAX)

3/31/2008

30.16

39.72

5.15

38.11

48.25

6.60

4.78%

1.45%

Class C (WEMCX)

3/31/2008

36.30

46.07

5.81

37.30

47.07

5.81

5.53%

2.20%

Administrator Class (WFGDX)

1/31/2007

38.28

48.54

6.87

4.62%

1.20%

Institutional Class (WEMIX)

3/31/2008

38.57

49.11

7.07

4.35%

0.95%

Investor Class (WFGTX)

1/31/2007

38.01

48.19

6.59

4.85%

1.49%

  Russell 2000®
Growth Index[2]

29.95

36.79

5.18

*
Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class
C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

6.
Historical performance shown for Class C shares prior to their inception reflects the performance of the Investor Class shares, adjusted to reflect the higher expenses applicable to Class C shares. Historical performance shown for Class A shares prior to their inception reflects the performance of the Investor Class shares, and includes the higher expenses applicable to the Investor Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

7.
Reflects the expense ratios as stated in the most recent prospectuses.

8.
The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

20

Wells Fargo Advantage Equity Gateway Funds

Performance Highlights

Wells Fargo Advantage Equity Value Fund1

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER PORTFOLIO

Systematic Financial Management, L.P.

PORTFOLIO
MANAGERS

D. Kevin McCreesh, CFA

Ronald M. Mushock, CFA

FUND INCEPTION

August 29, 2003

PERFORMANCE SUMMARY

8 MONTH TOTAL RETURN AS OF MAY 31, 2011

Class A (Excluding Sales Charge)

20.39%

  Russell 1000®
Value Index[2]

19.53%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs
associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum sales charge is 5.75%. The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s
Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses. The Fund’s gross and net expense ratios are 1.29% and 1.25%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

1.
The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.
  The Russell 1000® Value Index measures the performance of those Russell
1000 companies with lower price-to-book ratios and lower forecasted growth values. You cannot invest directly in an index.

3.

The chart compares the performance of the Wells Fargo Advantage Equity Value Fund Class A shares for the life of the Fund with the Russell
1000® Value Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

Performance Highlights

Wells Fargo Advantage Equity Gateway Funds

21

Wells Fargo Advantage Equity Value Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■

The Fund outpaced the Russell 1000 Value Index during the eight-month period that ended May 31, 2011, primarily because of strong stock selection, particularly in the information technology, telecommunication services, and utilities sectors.

■

Changes to portfolio positioning at the sector level were mainly modest and were driven by our bottom-up security selection, with the largest changes being an increase to the information technology sector and a decrease to the consumer staples sector.

■

  We remain focused on companies that we believe offer a combination of good valuation and improving fundamentals. We remain optimistic about the
Fund’s potential to outperform over time.

Stock selection drove results as the market focused on
macroeconomic events.

The continuation of the global economic recovery propelled equity markets higher during the period. The upbeat market environment reflected diminished fear of a double-dip recession and an assortment of encouraging economic events. Investor confidence rose on the heels of the announcement of another round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011—by the U.S. Federal Reserve (Fed), more European bailouts, strong corporate earnings, and tax-relief extensions. The markets seemed to be signaling that the economic recovery was sustainable despite the exogenous economic shocks.

SECTOR DISTRIBUTION[4] (AS OF MAY 31, 2011)

Changes in sector positioning compared with the benchmark were mainly modest, with a procyclical bias; our stock selection drove results.

The portfolio is constructed on a bottom-up, stock-by-stock basis with a goal of outperforming the benchmark due to stock selection as opposed to large sector bets. As a result, changes to the portfolio are driven by the relative attractiveness of individual stocks based upon a combination of valuation and underlying business fundamentals. The largest weighting changes were an increase of approximately 4.5% in the information technology sector and a 2.7% decrease in the consumer staples sector.

One stock that contributed to performance during the period was information technology holding Atmel Corporation, which makes semiconductor controllers found in a variety of electronic devices
and industrial products. Atmel’s share price rallied on the company’s success with its touch-screen controllers. Atmel beat Wall Street consensus earnings estimates by a wide margin in the fourth quarter of 2010 on new design wins in the mobile phone industry, which is seeing a massive shift toward touch-screen technology. Further enhancing that trend is the rollout of new, larger tablet devices designed to compete with Apple Incorporated’s iPad. The tablet devices have larger displays, broadening Atmel’s total addressable market. As a result, we expect to see further positive earnings estimate revisions for the company. Even with its recent outperformance, we continue to believe the stock’s valuation is reasonable and that it offers further upside potential.

4.
Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

22

Wells Fargo Advantage Equity Gateway Funds

Performance Highlights

Wells Fargo Advantage Equity Value Fund (continued)

TEN LARGEST EQUITY HOLDINGS[5] (AS OF MAY 31, 2011)

Chevron Corporation

4.19%

JPMorgan Chase & Company

4.03%

UnitedHealth Group Incorporated

3.48%

General Electric Company

3.00%

Pfizer Incorporated

2.87%

AT&T Incorporated

2.66%

Hess Corporation

2.53%

PNC Financial Services Group Incorporated

2.49%

Walgreen Company

2.44%

Bank of America Corporation

2.38%

One stock that detracted from relative results was Motorola Mobility Holdings Incorporated, also in the information technology sector. The company provides

technologies, products, and services for mobile and wireline digital communications as well as information and entertainment applications. We believe the stock’s sharp price decline during the first quarter of 2011 was due to increasing skepticism among investors about the competitiveness of the company’s new Xoom tablet product. The untimely release of the iPad2 by Apple, coupled with Xoom’s surprisingly high price tag, led to poor results. We do believe the company’s handset business should see good growth through 2011 as Motorola leverages its successful partnership with Google Incorporated’s Android operating system. However, the company experienced a series of negative earnings-estimate revisions due to the uninspiring launch of the Xoom. The negative estimate revisions led to our decision to sell Motorola Mobility shares in accordance with our earnings-focused discipline.

We are optimistic about the markets and the
Fund’s potential to outperform.

The stock market’s direction in the near term will likely be dependent on the swiftness of any resolution to the unrest in the Middle East. Drivers of the economic recovery—such as improved consumer spending and a pickup in hiring and corporate capital spending—have showed signs of being sustainable. We have a generally favorable outlook on the U.S. equity market, due to the market’s reasonable valuations and improving corporate earnings. From a valuation standpoint, the market currently trades at forward price-to-earnings and trailing price-to-book ratios that are below its historical average for the past 20 years. We are in the seventh consecutive quarter of year-over-year growth in earnings for the S&P 500 Index, and the last two market cycles lasted in excess of 20 quarters each. Historically, our investment strategy has worked well in the middle and later innings of an economic expansion. Should the economic recovery continue, as we expect, this part of the cycle should provide a tailwind for our strategy. Our investment discipline has served us well in the past, and we believe it will continue to be rewarded going forward.

5.
The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights

Wells Fargo Advantage Equity Gateway Funds

23

Wells Fargo Advantage Equity Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURN6 (%) (AS OF MAY 31, 2011)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[7]

Inception Date

8 Months*

1 Year

5 Year

Life of Fund

8 Months*

1 Year

5 Year

Life of Fund

Gross

Net[8]

Class A (WLVAX)

8/29/2003

13.47

17.94

0.93

5.59

20.39

25.13

2.13

6.40

1.29%

1.25%

Class B (WLVBX)**

8/29/2003

14.81

19.22

1.02

5.70

19.81

24.22

1.40

5.70

2.04%

2.00%

Class C (WLVCX)

8/29/2003

18.79

23.12

1.36

5.61

19.79

24.12

1.36

5.61

2.04%

2.00%

Administrator Class (WLVIX)

8/29/2003

20.62

25.50

2.43

6.71

1.13%

1.00%

Institutional Class (WLVSX)

8/31/2006

20.84

25.73

2.64

6.84

0.86%

0.75%

  Russell 1000®
Value Index[2]

19.53

24.23

1.70

6.46

*
Returns for periods of less than one year are not annualized.

**
Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site –
www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the
maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk Consult the Fund’s prospectus for additional information on these and other risks.

6.
Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

7.
Reflects the expense ratios as stated in the most recent prospectuses.

8.
The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

24

Wells Fargo Advantage Equity Gateway Funds

Performance Highlights

Wells Fargo Advantage Index Fund1

INVESTMENT OBJECTIVE

The Fund seeks to replicate the total rate of return of the S&P 500 Index, before fees and expenses.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGER

Amit Chandra, Ph.D., CFA

FUND INCEPTION

February 14, 1985

PERFORMANCE SUMMARY

10 MONTH TOTAL RETURN AS OF MAY 31, 2011

Class A (Excluding Sales Charge)

23.66%

  S&P 500®
Index[2]

24.20%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs
associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum sales charge is 5.75%. The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s
Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses. The Fund’s gross and net expense ratios are 0.73% and 0.56%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

1.
The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.
The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

3.
The chart compares the performance of the Wells Fargo Advantage Index Fund’s Class A shares for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

Performance Highlights

Wells Fargo Advantage Equity Gateway Funds

25

Wells Fargo Advantage Index Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■

  Consistent with its objective, the Fund performed nearly in line with its benchmark, the S&P 500 Index, during the 10-month period that ended
May 31, 2011.

■

  Despite numerous global and domestic headwinds, corporate profitability was strong, and the broad equity market returned a healthy 24% over the period.

■

  During the past 10 months, every sector experienced positive returns. The most impressive returns occurred within the energy sector, which rose about 44%, primarily due to rising oil prices.

While posting positive returns of about 9% and 15%, respectively, the financials and utilities sectors lagged most every other sector and the index during the period.

The Fund’s objective is to approximate the performance of
its benchmark, the S&P 500 Index (before fees and expenses). The portfolio management team uses an investment process designed to control trading and implementation costs and reduce tracking error to the benchmark as much as possible. As a result, the Fund’s performance should closely align with that of the index. Periodic rebalancing takes place in order to reflect the ongoing changes in index constituents and index weights. Consistent with the Fund’s objective, the Fund generated returns similar to those of the benchmark during the period.

SECTOR DISTRIBUTION[4] (AS OF MAY 31, 2011)

During this period, investors juggled concerns about sluggish U.S. economic growth and inflation fears prompted by rising commodity prices. Despite accommodative U.S. monetary policy, underlying inflation continued to remain low and fairly stable, particularly because of ongoing spare capacity and continued high unemployment. Overall, low interest rates and a late-December federal tax accord provided stimulus, offsetting generally anemic overall demand, as consumers continued to deleverage their personal balance sheets and as home prices continued to flounder. Globally, instability in the
Middle East, sovereign debt weakness in the eurozone, and a nuclear crisis in Japan affecting manufacturing supply chains added to investor uncertainty—both abroad and here in the U.S.

Despite this somewhat bleak backdrop,
corporate profitability was strong, and the overall market returned a healthy 24% during the period, with every sector posting positive returns. The most impressive returns occurred within the energy sector, which rose about 44%, primarily due to rising oil prices. Exxon Mobil Corporation, whose considerable market capitalization comprises a hefty portion of the sector, was the most important contributor within the energy sector. Two sectors—consumer discretionary and materials—posted returns of about 30%. They were boosted by names like online retailer Amazon Incorporated, which appreciated by about two-thirds, and copper miner Freeport-McMoRan Copper & Gold Incorporated Class B, which increased nearly one-half. Finally, the information technology sector, the largest by index weighting, returned just over 20%—driven by prominent household names like Apple Incorporated and International Business Machines Corporation, which each appreciated by about one-third.

4.
Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

26

Wells Fargo Advantage Equity Gateway Funds

Performance Highlights

Wells Fargo Advantage Index Fund (continued)

  TEN LARGEST EQUITY
HOLDINGS[5]   (AS OF MAY 31,
2011)

Exxon Mobil Corporation

3.33%

Apple Incorporated

2.58%

Chevron Corporation

1.69%

General Electric Company

1.68%

International Business Machines Corporation

1.66%

Proctor & Gamble Company

1.51%

AT&T Incorporated

1.50%

Microsoft Corporation

1.49%

Johnson & Johnson

1.48%

JPMorgan Chase & Company

1.39%

Despite posting positive returns of about 9% and 15%, respectively, the financials and utilities sectors lagged the other sectors. And, while posting nearly a 29%

return, the small weight of the telecommunication services sector contributed relatively little to overall market returns. Within financials, the disappointing 16% drop in Bank of America
Corporation considerably lagged its peers and detracted from sector performance. Bank of America was among a minority of firms within this sector that lost value during the period. Within the utilities sector, several larger stocks, such as Public
Service Enterprise Group Incorporated, Exelon Corporation, and Pacific Gas & Electric Company, posted relatively modest returns, overshadowing the considerable gains of many smaller peers. Entergy Corporation was the only utility stock with negative performance during the period.

5.
The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights

Wells Fargo Advantage Equity Gateway Funds

27

Wells Fargo Advantage Index Fund (continued)

AVERAGE ANNUAL TOTAL RETURN6 (%) (AS OF MAY 31, 2011)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[7]

Inception Date

10 Months*

1 Year

5 Year

10 Year

10 Months*

1 Year

5 Year

10 Year

Gross

Net[8]

Class A (WFILX)**

11/4/1998

16.54

18.12

1.58

1.48

23.66

25.31

2.79

2.08

0.73%

0.56%

Class B (WFIMX)**

11/3/1998

17.90

19.37

1.71

1.55

22.90

24.37

2.02

1.55

1.48%

1.31%

Class C (WFINX)**

4/30/1999

21.89

23.33

2.02

1.32

22.89

24.33

2.02

1.32

1.48%

1.31%

Administrator Class (WFIOX)

2/14/1985

23.98

25.68

3.06

2.34

0.42%

0.25%

Investor Class (WFIRX)

7/16/2010

23.78

25.20

2.82

2.12

0.80%

0.45%

  S&P 500®
Index[2]

24.20

25.95

3.32

2.64

*
Returns for periods of less than one year are not annualized.

**
Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges. Class A and C shares are closed to new investors.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs
associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The use of derivatives may reduce returns and/or increase volatility. Consult the Fund’s prospectus for additional information on these and other risks.

6.
Historical performance shown for the Investor Class shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to the Investor Class. Historical performance shown for all classes of the Fund prior to July 19, 2010 is based on the performance of the fund’s predecessor, Evergreen Equity Index Fund.

7.
Reflects the expense ratios as stated in the most recent prospectuses.

8.
The Adviser has committed through July 18, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

28

Wells Fargo Advantage Equity Gateway Funds

Performance Highlights

Wells Fargo Advantage International Value Fund1

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER PORTFOLIO

LSV Asset Management

PORTFOLIO MANAGERS

Josef Lakonishok

Puneet Mansharamani,
CFA

Menno Vermeulen, CFA

FUND INCEPTION

October 31, 2003

PERFORMANCE SUMMARY

8 MONTH TOTAL RETURN AS OF MAY 31, 2011

Class A (Excluding Sales Charge)

13.55%

  MSCI EAFE®
Value Index[2]

12.23%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs
associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum sales charge is 5.75%. The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s
Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses. The Fund’s gross and net expense ratios are 1.75% and 1.50%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

1.
The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.
The Morgan Stanley Capital International Europe, Australasia, and Far East Value Index (MSCI EAFE Value Index) is an unmanaged market capitalization index designed to measure the performance of value securities within developed equity markets, excluding the United States & Canada. You cannot invest directly in an index.

3.
The chart compares the performance of the Wells Fargo Advantage International Value Fund Class A shares for the life of the Fund with the MSCI EAFE Value
Index. The chart assumes a hypothetical $10,000 investment of in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

Performance Highlights

Wells Fargo Advantage Equity Gateway Funds

29

Wells Fargo Advantage International Value Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■

The Fund outperformed the MSCI EAFE Value Index for the eight-month period that ended May 31, 2011. The Fund’s Class A returned 13.55% compared with 12.23% for the MSCI EAFE Value Index and 13.33% for the MSCI EAFE Index[4]. Value stocks trailed somewhat in the period, with the value benchmark lagging the MSCI EAFE Growth Index by just over 2%.

■

Both sector and stock selection added value in the period relative to the EAFE Value Index. The Fund’s underweight to financials and utilities stocks and overweight to materials added value in the period. Stock selection was particularly strong in the telecommunication services, utilities, and health care sectors.

■

The most notable change in sector weights was the increase in exposure to energy. At the beginning of the period, the Fund’s exposure to energy stood at 8.7%. It rose to 12.3% by the end of the period.

GEOGRAPHIC ALLOCATION[5] (AS OF MAY 31, 2011)

The Fund outperformed the benchmark, the MSCI EAFE Value Index, and the broad market, as measured by the
MSCI EAFE Index, for the eight-month period.

International equity markets were able to post double-digit gains (in USD) during the period, despite increased unrest in the Middle East, the devastating earthquake and nuclear disaster that followed in Japan, and the renewed concerns about the sovereign debt crisis in Europe. More than 5% of the absolute return of the benchmark in the period was a result of the decline in the dollar. We do not actively manage the Fund’s currency exposure; therefore, the decline in the dollar had no impact on performance relative to the benchmark. Energy and commodity prices surged in the period, with oil prices rising above $100 per barrel and reaching a two-year high. The increase in oil and commodity prices had a positive impact on the energy and materials sectors, which were the two best-performing sectors in the period. Utilities—which were negatively affected by the nuclear disaster in Japan—lagged considerably, particularly during the last half of the period. The Fund was underweight utilities and overweight materials relative to the value benchmark, providing a positive impact on performance.

Value stocks trailed growth stocks during the period. The MSCI EAFE Growth Index6 gained 14.4%, while the value benchmark was up 12.2%. The Fund performed well

4.
The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

5.
Geographic allocation is subject to change and represents the geographic allocation of the master portfolio which is calculated based on the total net assets of the master portfolio.

6.
The Morgan Stanley Capital International Europe, Australasia, and Far East Growth Index is an unmanaged market capitalization index designed to measure the performance of growth securities within developed equity markets, excluding the United States & Canada. You cannot invest directly in an index.

30

Wells Fargo Advantage Equity Gateway Funds

Performance Highlights

Wells Fargo Advantage International Value Fund (continued)

given the less-than-favorable environment for value stocks, primarily due to positive stock selection. Stock selection was particularly good in the telecommunication services, utilities, and health care sectors. Top-contributing stocks included aerospace company Saab AB; Roche Holdings AG in the pharmaceuticals industry; telecommunication services holding BT Group plc; and our underweight to Tokyo Electric Power Company, which declined more than 80%. Stocks that detracted included Chaoda Modern Agriculture AG, Australian materials stocks Onesteel NPV and Mincor Resources NPV, and pharmaceuticals company GlaxoSmithKline plc.

TEN LARGEST EQUITY HOLDINGS[7] (AS OF MAY 31, 2011)

Royal Dutch Shell plc

2.96%

Sanofi Aventis SA

2.07%

AstraZeneca plc

1.78%

Novartis AG

1.65%

Roche Holdings AG

1.61%

Banco Santander SA

1.59%

Total SA

1.53%

Enel SpA

1.47%

Vodafone Group

1.47%

BT Group plc

1.46%

The most significant change in the Fund’s sector exposures during the past eight months was in the energy sector.

The most significant change in sector exposures during the period was an increase in the Fund’s energy weight. Energy began the period with an 8.7% allocation in the Fund and ended the period at 12.3%. We also initiated or increased the Fund’s exposure to several stocks—including Lukoil Company, China Petroleum & Chemical Corporation,
and Total SA. Financials account for the largest absolute sector weight in the Fund at 27%. We continue to find health care and financials attractive, and these two sectors represent the largest active weights relative to the core EAFE Index. Within health care, the most significant exposure is to pharmaceuticals. Among financials, the Fund is primarily overweight in insurance companies.

We believe that the Fund remains attractive from a valuation standpoint.

We believe the Fund continues to remain attractive from a valuation perspective. Companies’ earnings and cash flows have generally kept up with the recent increases in stock prices. The Fund is trading at just 10 times forward earnings and six times cash flow and is paying a 4% dividend yield. Currently, we feel the benchmarks are also not expensive. Given the valuations of the
Fund, we remain optimistic about the opportunities going forward. We believe that investors will benefit over time from holding a portfolio of cheap companies that are showing tangible signs of improvement.

7.
The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights

Wells Fargo Advantage Equity Gateway Funds

31

Wells Fargo Advantage International Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURN8 (%) (AS OF MAY 31, 2011)

Including Sales Charge

Excluding Sales Charge

Expense Ratios[9]

Inception Date

8 Months*

1 Year

5 Year

Life of Fund

8 Months*

1 Year

5 Year

Life of Fund

Gross

Net[10]

Class A (WFFAX)

10/31/2003

7.02

22.50

-1.51

6.18

13.55

29.98

-0.33

7.01

1.75%

1.50%

Class B (WFVBX)**

4/8/2005

7.97

24.08

-1.53

6.25

12.97

29.08

-1.11

6.25

2.50%

2.25%

Class C (WFVCX)

4/8/2005

12.00

28.01

-1.10

6.18

13.00

29.01

-1.10

6.18

2.50%

2.25%

Administrator Class (WFVDX)

4/8/2005

13.73

30.27

-0.11

7.19

1.59%

1.25%

Institutional Class (WFVIX)

8/31/2006

13.92

30.64

0.08

7.33

1.32%

1.05%

  MSCI EAFE®
Value Index[2]

12.23

27.97

0.52

8.00

*
Returns for periods of less than one year are not annualized.

**
Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site –
www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the
maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values
fluctuate in response to the activities of individual companies and general market and economic conditions. Foreign investments are especially volatile and can rise or fall dramatically due to differences in the political and economic conditions of the host country. These risks are generally intensified in emerging markets. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to smaller company securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

8.	Historical performance shown for Class B and Class C shares prior to their inception reflects the performance of Class A shares, adjusted to reflect the higher expenses applicable to Class B and C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class shares prior to their inception reflects the performance of the Class A shares, and includes the higher expenses applicable to the Class A shares. If these expenses had not been included, returns would be higher.

9.	Reflects the expense ratios as stated in the most recent prospectuses.

10.	The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

32	Wells Fargo Advantage Equity Gateway Funds	Performance Highlights

Wells Fargo Advantage Small Company Growth Fund1

INVESTMENT OBJECTIVE

The Fund seeks long-term capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER PORTFOLIO

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

William A. Grierson, CFA

Daniel J. Hagen, CFA

Robert B. Mersky, CFA

James P. Ross, CFA

Paul E. von Kuster, CFA

FUND INCEPTION

December 31, 1982

PERFORMANCE SUMMARY

8 MONTH TOTAL RETURN AS OF MAY 31, 2011
Class A (Excluding Sales Charge)	39.11%
Russell 2000® Growth Index[2]	29.95%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum sales charge is 5.75%. The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses. The Fund’s gross and net expense ratios are 1.45% and 1.45%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

1.	The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.

The Russell 2000® Growth Index measures the performance shown of those Russell 2000 companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

3.	The chart compares the performance of the Wells Fargo Advantage Small Company Growth Fund Class A shares for the most recent ten years with the Russell 2000 Growth Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

Performance Highlights	Wells Fargo Advantage Equity Gateway Funds	33

Wells Fargo Advantage Small Company Growth Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed its benchmark, the Russell 2000® Growth Index, for the eight-month period that ended May 31, 2011.

■

Stock selection was the key driver of results, as the Fund’s holdings in the consumer, energy, health care, industrials, and information technology sectors contributed to relative performance; financials and materials modestly detracted.

■	We remain optimistic regarding our outlook for the Fund’s holdings, which we believe are characterized by both above-average earnings growth prospects and attractive valuations.

Stocks rallied beginning in the fall of 2010.

After being in the red for much of the calendar year, the stock market found its footing in the fall of 2010. From October 1, 2010, through May 31, 2011, the S&P 500 Index4 rose 19.4%, while the Russell 2000 Growth Index5 gained 30.0%. Continuing economic growth, stronger-than-expected corporate earnings, and reasonable share valuations were among the factors that helped lift stocks out of the doldrums.

The Fund benefited from strong stock selection across a wide range of sectors. For example, Rosetta Resources Incorporated and Gulfport Energy Corporation rose sharply as investors began to recognize the distinct attributes of their high-quality oil and gas assets. Semiconductor maker Atmel Corporation continued to benefit from operational improvements alongside rapid growth in its emerging “touch-based” business, where it has established strong positions with leading handset and tablet makers. Other performance contributors included Accretive Health, Incorporated, an innovator in revenue cycle management software for hospitals; SFN Group Incorporated, a leader in staffing and human resources outsourcing; and ULTA Salon, Cosmetics & Fragrance, Incorporated, a rapidly growing cosmetics retailer.

Stocks detracting from fund performance included optical components provider Infinera, apparel retailer Aeropostale, Incorporated, and biopharmaceutical firm Nektar Therapeutics.

SECTOR DISTRIBUTION[6] (AS OF MAY 31, 2011)

Our investment process seeks to identify stocks with attractive risk/reward characteristics.

To be considered for purchase, a company must exhibit both above-average earnings growth potential and an attractive valuation. We believe this combination ultimately creates an optimal risk/reward profile for the Fund. The new holdings that we added during the period met these criteria, including energy company Pioneer Drilling Company; Synchronoss Technologies, Incorporated, a provider of automated subscriber activation services for cable and telecommunication services companies; Kaman Corporation, a leading aerospace and industrial distribution company; and Tornier N.V., a medical device company focused on orthopedic extremities.

4.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in The index proportionate to its market value. You cannot invest directly in an index.

5.	The Russell 2500™ Growth Index measures the performance of those Russell 2500™ companies with higher price-to-book ratios and higher forecasted growth values. You cannot invest directly in an index.

6.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

34	Wells Fargo Advantage Equity Gateway Funds	Performance Highlights

Wells Fargo Advantage Small Company Growth Fund (continued)

TEN LARGEST EQUITY HOLDINGS[7] (AS OF MAY 31, 2011)
Sensata Technologies Holdings NV	1.85%
SuccessFactors Incorporated	1.72%
Gentex Corporation	1.64%
Rosetta Resources Incorporated	1.57%
Alere Incorporated	1.56%
Omnicell Incorporated	1.54%
Cadence Design Systems Incorporated	1.53%
United Natural Foods Incorporated	1.53%
GNC Holdings Incorporated Class A	1.52%
SS&C Technologies Holdings	1.51%

Selected sales from the portfolio included ULTA Salon, Cosmetics & Fragrance, Incorporated and Oasis Petroleum Incorporated, both of which reached our target sell prices. Takeover offers resulted in additional sales, including Varian Semiconductor Equipment Associates Incorporated and American Medical Systems Holdings Incorporated. We also sold certain stocks, including the aforementioned Infinera Corporation and Aeropostale, Incorporated for failing to achieve our fundamental growth expectations.

We will continue to consistently implement our investment process.

For more than 30 years our portfolio management team has managed small-cap growth portfolios, using the same time-tested investment process. While no investment manager or style has outperformed 100% of the time, we believe that a disciplined approach—one that is consistently implemented by an experienced team—provides the best opportunity to produce strong, benchmark-beating returns over the long term. As always, this core belief remains the cornerstone of our investment philosophy and process.

With attractive valuations and above-average earnings growth potential, we believe the companies owned by the fund are well positioned to deliver continued strength in relative performance.

7.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Equity Gateway Funds	35

Wells Fargo Advantage Small Company Growth Fund (continued)

AVERAGE ANNUAL TOTAL RETURN8 (%) (AS OF MAY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[9]
	Inception Date	8 Months*	1 Year	5 Year	10 Year	8 Months*	1 Year	5 Year	10 Year	Gross	Net[10]
Class A (WFSAX)	1/30/2004	31.11	39.95	4.64	4.63	39.11	48.49	5.89	5.25	1.45%	1.45%
Class B (WFSBX)**	1/30/2004	33.43	42.36	4.76	4.70	38.43	47.36	5.09	4.70	2.20%	2.20%
Class C (WSMCX)	1/30/2004	37.39	46.36	5.13	4.55	38.39	47.36	5.13	4.55	2.20%	2.20%
Administrator Class (NVSCX)	11/11/1994					39.33	48.87	6.17	5.53	1.29%	1.20%
Institutional Class (WSCGX)	3/31/2008					39.59	49.24	6.32	5.60	1.02%	0.95%
Russell 2000® Growth Index[2]						29.95	36.79	6.26	5.14

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller-company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk and foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

8.	Historical performance shown for Class A, Class B, and Class C shares prior to their inception reflects the performance of the Administrator Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B, and Class C shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher.

9.	Reflects the expense ratios as stated in the most recent prospectuses.

10.	The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

36	Wells Fargo Advantage Equity Gateway Funds	Performance Highlights

Wells Fargo Advantage Small Company Value Fund1

INVESTMENT OBJECTIVE

The Fund seeks long-term total capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER PORTFOLIO

Peregrine Capital Management, Inc.

PORTFOLIO MANAGERS

Jason R. Ballsrud, CFA

Tasso H. Coin, Jr., CFA

Douglas G. Pugh, CFA

FUND INCEPTION

June 1, 1997

PERFORMANCE SUMMARY

8 MONTH TOTAL RETURN AS OF MAY 31, 2011
Class A (Excluding Sales Charge)	26.19%
Russell 2000® Value Index[2]	22.73%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum sales charge is 5.75%. The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses. The Fund’s gross and net expense ratios are 1.59% and 1.45%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

1.	The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.	The Russell 2000® Value Index measures the performance of those Russell 2000® companies with lower price-to- book ratios and lower forecasted growth values. You cannot invest directly in an index.

3.

The chart compares the performance of the Wells Fargo Advantage Small Company Value Fund Class A shares for the most recent ten years with the Russell 2000® Value Index. The chart assumes a hypothetical $10,000 investment in Class A shares and reflects all operating expenses and assumes the maximum initial sales charge of 5.75%.

Performance Highlights	Wells Fargo Advantage Equity Gateway Funds	37

Wells Fargo Advantage Small Company Value Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■

The markets continued to recover during the eight-month period that ended May 31, 2011, and the Fund outperformed the Russell 2000 Value Index. The Fund’s outperformance was driven by strong stock selection in pure small-value names, aided by continued merger and acquisition (M&A) activity.

■

As the markets hit the mid-cycle phase of the recovery, we believe that stock selection will continue to be the key driver of Fund outperformance. The Fund has historically performed well in recovering and normal market environments where our bottom-up stock selection process really shines.

Small-cap growth stocks were the leaders of the market during the period, but small-cap value stocks did not lag significantly.

Small-cap growth stocks led the markets higher during the period. While most stock market sectors rallied, financials stocks continued to lag the overall market as a result of the prolonged pressure on the housing market. Since financials are such a large component of the small-cap value benchmark, their poor performance caused value stocks to underperform growth stocks. We believe that housing will bottom out in the fourth quarter of 2011, which should position the inexpensive financials stocks for outperformance in 2012.

SECTOR DISTRIBUTION[4] (AS OF MAY 31, 2011)

Although small-cap growth stocks led the market, the Fund was able to outperform as a result of strong stock selection in nearly all sectors. Our objective is to invest in all primary economic sectors and then add value through superior stock selection on a sector-by-sector basis. The Fund continued to benefit from strong M&A activity. We estimate that 4% of the portfolio holdings (as measured by assets) were takeover targets during the eight-month period, commanding an average premium of 32% over the prior day’s closing price. Although we do not know whether acquired firms will continue to fetch such premiums or whether our portfolio will continue to benefit from such premiums, we do not expect this trend to abate in the near term. Corporations are holding a record amount of cash on their balance sheets, and acquisitions can provide an effective way to put that cash to work.

On a sector basis, some of the Fund’s strongest performance came within the energy and health care sectors. The energy names in the portfolio benefited from higher oil prices as a result of the ongoing political changes within the Middle East and Africa. The portfolio’s health care names outperformed due to both strong stock selection and M&A activity. The commodity-dominated materials sector was a relative detractor, as we were unwilling to chase the market up on holdings we believed had reached full valuation.

4.	Sector distribution is subject to change and represents the sector distribution of the master portfolio which is calculated based on total long-term investment of the master portfolio.

38	Wells Fargo Advantage Equity Gateway Funds	Performance Highlights

Wells Fargo Advantage Small Company Value Fund (continued)

TEN LARGEST EQUITY HOLDINGS[5] (AS OF MAY 31, 2011)
RTI International Metals Incorporated	1.43%
Hanesbrands Incorporated	1.41%
LaSalle Hotel Properties	1.33%
Kulicke & Soffa Industries Incorporated	1.31%
WellCare Health Plans Incorporated	1.27%
Titan International Incorporated	1.26%
SVB Financial Group	1.25%
Genesco Incorporated	1.22%
Gaylord Entertainment Company	1.20%
Iradium Communications Incorporated	1.20%

Portfolio turnover was primarily driven by profit taking.

Changes to the Fund’s portfolio were consistent with our strict, value-oriented investment process. Following our sell discipline, we sold stocks that had reached our estimates of fair value relative to their peer groups. M&A activity in the portfolio also drove turnover as holdings that were targets of corporate activity were sold to the acquiring companies.

During the period, we added 37 new positions from different sectors to the Fund. The number of fund holdings continued to range between 90 and 110 at any given time, with all of our holdings possessing strong value characteristics.

We remain confident in our deep-value investment philosophy and believe that the Fund is well positioned to benefit from a normal market environment where stock selection can drive outperformance.

We believe that stock valuations remain attractive, which should create a significant opportunity for total returns as markets now seem to be in a normal range with decreased volatility and improving economic health. In our view, the current environment should provide a favorable backdrop for our deep-value investment strategy.

5.	The ten largest equity holdings are calculated based on the value of the portfolio securities of the master portfolio allocable to the Fund divided by the total net assets of the Fund. Holdings are subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Equity Gateway Funds	39

Wells Fargo Advantage Small Company Value Fund (continued)

AVERAGE ANNUAL TOTAL RETURN6 (%) (AS OF MAY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[7]
	Inception Date	8 Months*	1 Year	5 Year	10 Year	8 Months*	1 Year	5 Year	10 Year	Gross	Net[8]
Class A (SCVAX)	1/31/2002	18.93	19.67	1.03	7.52	26.19	26.97	2.23	8.16	1.59%	1.45%
Class B (SCVBX)**	1/31/2002	20.59	21.07	1.13	7.59	25.59	26.07	1.51	7.59	2.34%	2.20%
Class C (SCVFX)	8/30/2002	24.59	25.07	1.51	7.38	25.59	26.07	1.51	7.38	2.34%	2.20%
Administrator Class (SCVIX)	1/31/2002					26.41	27.29	2.54	8.44	1.43%	1.20%
Institutional Class (SCVNX)	7/30/2010					26.67	27.55	2.59	8.46	1.16%	1.00%
Russell 2000® Value Index[2]						22.73	22.91	3.00	8.22

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 5.75%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class and Institutional Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A fund’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. Smaller company stocks tend to be more volatile and less liquid than those of larger companies. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk and foreign investment risk. Consult the Fund’s prospectus for additional information on these and other risks.

6.	Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Historical performance shown for the Administrator Class, Class A, Class B and Class C shares prior to their inception reflects the performance of the Small Company Value Portfolio, a master portfolio in which the Fund invests, adjusted to reflect Administrator Class, Class A, Class B and Class C expenses. The Small Company Value Portfolio has a substantially similar investment objective and substantially similar investment strategies as the Fund.

7.	Reflects the expense ratios as stated in the most recent prospectuses.

8.	The Adviser has committed through January 31, 2012 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

40	Wells Fargo Advantage Equity Gateway Funds	Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The “Actual” line of the table below provides in formation about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetic al Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage C&B Large Cap Value Fund	Beginning Account Value 12-01-2010	Ending Account Value 05-31-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,139.18	$6.13	1.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.20	$5.79	1.15%
Class B
Actual	$1,000.00	$1,133.39	$10.11	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Class C
Actual	$1,000.00	$1,133.35	$10.11	1.90%
Hypothetical (5% return before expenses)	$1,000.00	$1,015.46	$9.55	1.90%
Administrator Class
Actual	$1,000.00	$1,137.88	$5.06	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Institutional Class
Actual	$1,000.00	$1,140.56	$3.74	0.70%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.44	$3.53	0.70%
Investor Class
Actual	$1,000.00	$1,138.00	$6.40	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%

Fund Expenses	Wells Fargo Advantage Equity Gateway Funds	41

Wells Fargo Advantage Diversified Equity Fund	Beginning Account Value 12-01-2010	Ending Account Value 05-31-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,153.15	$6.71	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class B
Actual	$1,000.00	$1,148.33	$10.71	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Class C
Actual	$1,000.00	$1,148.69	$10.71	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Administrator Class
Actual	$1,000.00	$1,154.11	$5.37	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%
Wells Fargo Advantage Diversified Small Cap Fund
Administrator Class
Actual	$1,000.00	$1,166.79	$5.40	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%
Wells Fargo Advantage Emerging Growth Fund
Class A
Actual	$1,000.00	$1,243.60	$8.11	1.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.70	$7.29	1.45%
Class C
Actual	$1,000.00	$1,238.88	$12.28	2.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.96	$11.05	2.20%
Administrator Class
Actual	$1,000.00	$1,243.65	$6.71	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Institutional Class
Actual	$1,000.00	$1,246.96	$5.32	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%
Investor Class
Actual	$1,000.00	$1,242.39	$8.33	1.49%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.50	$7.49	1.49%
Wells Fargo Advantage Equity Value Fund
Class A
Actual	$1,000.00	$1,165.82	$6.75	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Class B
Actual	$1,000.00	$1,161.91	$10.78	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Class C
Actual	$1,000.00	$1,161.45	$10.78	2.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.96	$10.05	2.00%
Administrator Class
Actual	$1,000.00	$1,167.73	$5.40	1.00%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.95	$5.04	1.00%
Institutional Class
Actual	$1,000.00	$1,167.97	$4.05	0.75%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.19	$3.78	0.75%

42	Wells Fargo Advantage Equity Gateway Funds	Fund Expenses

Wells Fargo Advantage Index Fund	Beginning Account Value 12-01-2010	Ending Account Value 05-31-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,147.21	$3.00	0.56%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.14	$2.82	0.56%
Class B
Actual	$1,000.00	$1,142.87	$7.00	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.59	1.31%
Class C
Actual	$1,000.00	$1,142.70	$7.00	1.31%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.40	$6.59	1.31%
Administrator Class
Actual	$1,000.00	$1,148.92	$1.34	0.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,023.68	$1.26	0.25%
Investor Class
Actual	$1,000.00	$1,147.92	$2.41	0.45%
Hypothetical (5% return before expenses)	$1,000.00	$1,022.69	$2.27	0.45%
Wells Fargo Advantage International Value Fund
Class A
Actual	$1,000.00	$1,158.53	$7.86	1.46%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.65	$7.34	1.46%
Class B
Actual	$1,000.00	$1,153.88	$11.87	2.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.91	$11.10	2.21%
Class C
Actual	$1,000.00	$1,154.32	$11.87	2.21%
Hypothetical (5% return before expenses)	$1,000.00	$1,013.91	$11.10	2.21%
Administrator Class
Actual	$1,000.00	$1,159.53	$6.73	1.25%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.70	$6.29	1.25%
Institutional Class
Actual	$1,000.00	$1,161.37	$5.50	1.02%
Hypothetical (5% return before expenses)	$1,000.00	$1,019.85	$5.14	1.02%
Wells Fargo Advantage Small Company Growth Fund
Class A
Actual	$1,000.00	$1,248.20	$8.07	1.44%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.75	$7.24	1.44%
Class B
Actual	$1,000.00	$1,243.47	$12.25	2.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.01	$11.00	2.19%
Class C
Actual	$1,000.00	$1,243.44	$12.25	2.19%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.01	$11.00	2.19%
Administrator Class
Actual	$1,000.00	$1,249.79	$6.73	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Institutional Class
Actual	$1,000.00	$1,251.23	$5.33	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%

Fund Expenses	Wells Fargo Advantage Equity Gateway Funds	43

Wells Fargo Advantage Small Company Value Fund	Beginning Account Value 12-01-2010	Ending Account Value 05-31-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,177.05	$7.60	1.40%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.95	$7.04	1.40%
Class B
Actual	$1,000.00	$1,172.84	$11.65	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.21	$10.80	2.15%
Class C
Actual	$1,000.00	$1,172.84	$11.65	2.15%
Hypothetical (5% return before expenses)	$1,000.00	$1,014.21	$10.80	2.15%
Administrator Class
Actual	$1,000.00	$1,178.37	$6.52	1.20%
Hypothetical (5% return before expenses)	$1,000.00	$1,018.95	$6.04	1.20%
Institutional Class
Actual	$1,000.00	$1,179.84	$5.16	0.95%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.19	$4.78	0.95%

1.	Expenses paid is equal to each class’ annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

44	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

C&B LARGE CAP VALUE FUND

Security Name	Shares	Value

Investments in Affiliated Master Portfolios: 100.00%
Wells Fargo Advantage C&B Large Cap Value Portfolio	N/A	$356,848,100

Total Investments in Affiliated Master Portfolios (Cost $292,054,462)		356,848,100

Total Investments in Securities
(Cost $292,054,462)*	100.00%	356,848,100
Other Assets and Liabilities, Net	0.00	14,656

Total Net Assets	100.00%	$356,862,756

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	45

DIVERSIFIED EQUITY FUND

Security Name			Shares	Value

Investments in Affiliated Master Portfolios: 99.95%
Wells Fargo Advantage C&B Large Cap Value Portfolio			N/A	$40,788,180
Wells Fargo Advantage Disciplined Value Portfolio			N/A	40,901,627
Wells Fargo Advantage Diversified Large Cap Growth Portfolio			N/A	123,078,894
Wells Fargo Advantage Emerging Growth Portfolio			N/A	12,278,870
Wells Fargo Advantage Equity Value Portfolio			N/A	40,817,895
Wells Fargo Advantage Index Portfolio			N/A	122,655,221
Wells Fargo Advantage International Equity Portfolio			N/A	18,379,913
Wells Fargo Advantage International Growth Portfolio			N/A	18,307,095
Wells Fargo Advantage International Index Portfolio			N/A	18,385,032
Wells Fargo Advantage International Value Portfolio			N/A	18,357,448
Wells Fargo Advantage Small Cap Value Portfolio			N/A	12,283,921
Wells Fargo Advantage Small Company Growth Portfolio			N/A	12,344,327
Wells Fargo Advantage Small Company Value Portfolio			N/A	12,304,061

Total Investments in Affiliated Master Portfolios (Cost $430,753,030)				490,882,484

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 0.09%

Corporate Bonds and Notes: 0.09%
Gryphon Funding Limited(a)(i)	0.00%	08/05/2011	$393,230	165,668
VFNC Corporation(a)††(i)±	0.19	09/29/2011	473,096	264,934

Total Short-Term Investments (Cost $260,974)				430,602

Total Investments in Securities
(Cost $431,014,004)*	100.04%	491,313,086
Other Assets and Liabilities, Net	(0.04)	(215,073)

Total Net Assets	100.00%	$491,098,013

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

±	Variable rate investments.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

46	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

DIVERSIFIED SMALL CAP FUND

Security Name			Shares	Value

Investments in Affiliated Master Portfolios: 99.49%
Wells Fargo Advantage Emerging Growth Portfolio			N/A	$35,568,082
Wells Fargo Advantage Small Cap Value Portfolio			N/A	35,371,814
Wells Fargo Advantage Small Company Growth Portfolio			N/A	35,618,277
Wells Fargo Advantage Small Company Value Portfolio			N/A	35,372,724

Total Investments in Affiliated Master Portfolios (Cost $118,349,372)				141,930,897

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 0.58%

Corporate Bonds and Notes: 0.58%
Gryphon Funding Limited(a)(i)	0.00%	08/05/2011	$752,988	317,233
VFNC Corporation(a)††(i)±	0.19	09/29/2011	905,921	507,316

Total Short-Term Investments (Cost $499,733)				824,549

Total Investments in Securities
(Cost $118,849,105)*	100.07%	142,755,446
Other Assets and Liabilities, Net	(0.07)	(95,182)

Total Net Assets	100.00%	$142,660,264

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.3

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	47

EMERGING GROWTH FUND

Security Name	Shares	Value

Investments in Affiliated Master Portfolios: 97.59%
Wells Fargo Advantage Emerging Growth Portfolio	N/A	$28,937,448

Total Investments in Affiliated Master Portfolios (Cost $26,489,734)		28,937,448

Total Investments in Securities		28,937,448
(Cost $26,489,734)*	97.59%
Other Assets and Liabilities, Net	2.41	714,870

Total Net Assets	100.00%	$29,652,318

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

48	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

EQUITY VALUE FUND

Security Name	Shares	Value

Investments in Affiliated Master Portfolio: 100.01%
Wells Fargo Advantage Equity Value Portfolio	N/A	$226,612,093

Total Investments in Affiliated Master Portfolio (Cost $197,666,848)		226,612,093

Total Investments in Securities		226,612,093
(Cost $197,666,848)*	100.01%
Other Assets and Liabilities, Net	(0.01)	(17,071)

Total Net Assets	100.00%	$226,595,022

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	49

INDEX FUND

Security Name	Shares	Value

Investments in Affiliated Master Portfolio: 100.06%
Wells Fargo Advantage Index Portfolio	N/A	$2,331,083,898

Total Investments in Affiliated Master Portfolio (Cost $1,668,379,882)		2,331,083,898

Total Investments in Securities		2,331,083,898
(Cost $1,668,379,882)*	100.06%
Other Assets and Liabilities, Net	(0.06)	(1,498,336)

Total Net Assets	100.00%	$2,329,585,562

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

50	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL VALUE FUND

Security Name	Shares	Value

Investments in Affiliated Master Portfolios: 99.90%
Wells Fargo Advantage International Value Portfolio	N/A	$321,974,779

Total Investments in Affiliated Master Portfolios (Cost $327,384,269)		321,974,779

Total Investments in Securities		321,974,779
(Cost $327,384,269)*	99.90%
Other Assets and Liabilities, Net	0.10	317,621

Total Net Assets	100.00%	$322,292,400

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	51

SMALL COMPANY GROWTH FUND

Security Name	Shares	Value

Investments in Affiliated Master Portfolio: 99.99%
Wells Fargo Advantage Small Company Growth Portfolio	N/A	$278,937,207

Total Investments in Affiliated Master Portfolios (Cost $247,670,595)		278,937,207

Total Investments in Securities		278,937,207
(Cost $247,670,595)*	99.99%
Other Assets and Liabilities, Net	0.01	22,069

Total Net Assets	100.00%	$278,959,276

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

52	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

SMALL COMPANY VALUE FUND

Security Name	Shares	Value

Investments in Affiliated Master Portfolios: 100.11%
Wells Fargo Advantage Small Company Value Portfolio	N/A	$99,860,714

Total Investments in Affiliated Master Portfolios (Cost $76,937,964)		99,860,714

Total Investments in Securities		99,860,714
(Cost $76,937,964)*	100.11%
Other Assets and Liabilities, Net	(0.11)	(111,470)

Total Net Assets	100.00%	$99,749,244

*	Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

54	Wells Fargo Advantage Equity Gateway Funds	Statement of Assets and Liabilities—May 31, 2011

	C&B Large Cap Value Fund	Diversified Equity Fund

Assets
Investments
In affiliated Master Portfolio(s), at value	$356,848,100	$490,882,484
In unaffiliated securities, at value	0	430,602

Total investments, at value (see cost below)	356,848,100	491,313,086
Receivable for Fund shares sold	467,392	340,511
Receivable from adviser	0	0
Prepaid expenses and other assets	56,890	30,368

Total assets	357,372,382	491,683,965

Liabilities
Payable for Fund shares redeemed	373,041	195,005
Advisory fee payable	0	121,488
Distribution fees payable	8,706	14,519
Due to other related parties	24,253	98,388
Shareholder report expenses payable	28,863	49,346
Shareholder servicing fees payable	52,562	101,963
Professional fees payable	22,201	517
Accrued expenses and other liabilities	0	4,726

Total liabilities	509,626	585,952

Total net assets	$356,862,756	$491,098,013

NET ASSETS CONSIST OF
Paid-in capital	$405,959,943	$418,790,825
Undistributed net investment income	1,465,277	1,082,163
Accumulated net realized gains (losses) on investments	(115,356,102)	10,925,943
Net unrealized gains (losses) on investments	64,793,638	60,299,082

Total net assets	$356,862,756	$491,098,013

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$25,911,840	$95,531,590
Shares outstanding – Class A	2,979,969	3,215,896
Net asset value per share – Class A	$8.70	$29.71
Maximum offering price per share – Class A2	$9.23	$31.52
Net assets – Class B	$6,606,566	$5,754,307
Shares outstanding – Class B	761,267	206,455
Net asset value per share – Class B	$8.68	$27.87
Net assets – Class C	$7,046,140	$3,383,037
Shares outstanding – Class C	813,782	119,001
Net asset value per share – Class C	$8.66	$28.43
Net assets – Administrator Class	$120,612,511	$386,429,079
Shares outstanding – Administrator Class	13,871,791	12,975,925
Net asset value per share – Administrator Class	$8.69	$29.78
Net assets – Institutional Class	$110,061,244	NA
Shares outstanding – Institutional Class	12,611,892	NA
Net asset value per share – Institutional Class	$8.73	NA
Net assets – Investor Class	$86,624,455	NA
Shares outstanding – Investor Class	9,960,932	NA
Net asset value per share – Investor Class	$8.70	NA

Total investments, at cost	$292,054,462	$431,014,004

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/94.25 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	55

Diversified Small Cap Fund	Emerging Growth Fund	Equity Value Fund	Index Fund	International Value Fund	Small Company Growth Fund	Small Company Value Fund

$141,930,897	$28,937,448	$226,612,093	$2,331,083,898	$321,974,779	$278,937,207	$99,860,714
824,549	0	0	0	0	0	0

142,755,446	28,937,448	226,612,093	2,331,083,898	321,974,779	278,937,207	99,860,714
41,494	705,133	87,321	4,113,501	935,469	151,497	94,280
0	21,125	12,364	226,840	7,837	0	0
8,435	42,322	23,944	24,095	54,030	44,593	54,835

142,805,375	29,706,028	226,735,722	2,335,448,334	322,972,115	279,133,297	100,009,829

1,064	21,761	79,211	4,982,432	506,461	74,092	119,499
41,766	0	0	0	0	0	0
0	236	906	64,730	549	1,319	2,246
17,924	6,335	0	376,367	41,640	17,243	16,659
44,502	5,910	13,446	51,715	37,727	21,664	89,658
29,874	3,941	27,708	272,713	67,468	38,759	20,872
7,456	15,527	19,429	13,107	23,944	19,000	11,651
2,525	0	0	101,708	1,926	1,944	0

145,111	53,710	140,700	5,862,772	679,715	174,021	260,585

$142,660,264	$29,652,318	$226,595,022	$2,329,585,562	$322,292,400	$278,959,276	$99,749,244

$227,277,008	$28,497,794	$247,035,580	$1,671,670,722	$374,237,750	$290,242,872	$202,262,229
96,723	0	483,526	14,953,213	6,545,240	88,974	796,823
(108,619,808)	(1,293,190)	(49,869,329)	(19,742,389)	(53,081,100)	(42,639,182)	(126,232,558)
23,906,341	2,447,714	28,945,245	662,704,016	(5,409,490)	31,266,612	22,922,750

$142,660,264	$29,652,318	$226,595,022	$2,329,585,562	$322,292,400	$278,959,276	$99,749,244

NA	$3,425,123	$5,140,858	$388,113,350	$6,212,601	$7,201,390	$26,221,911
NA	261,006	368,464	8,228,023	442,757	243,903	1,825,501
NA	$13.12	$13.95	$47.17	$14.03	$29.53	$14.36
NA	$13.92	$14.80	$50.05	$14.89	$31.33	$15.24
NA	NA	$380,858	$19,894,133	$194,070	$380,352	$1,340,191
NA	NA	27,507	421,243	13,922	13,764	100,798
NA	NA	$13.85	$47.23	$13.94	$27.63	$13.30
NA	$516,001	$1,020,626	$80,981,216	$665,262	$1,736,254	$2,149,667
NA	40,272	74,277	1,712,994	48,240	62,131	161,642
NA	$12.81	$13.74	$47.27	$13.79	$27.95	$13.30
$142,660,264	$1,914,879	$123,302,931	$1,709,455,421	$313,423,003	$177,937,529	$70,021,715
10,367,826	144,876	8,679,517	36,024,993	22,467,343	5,887,446	4,796,353
$13.76	$13.22	$14.21	$47.45	$13.95	$30.22	$14.60
NA	$8,170,206	$96,749,749	NA	$1,797,464	$91,703,751	$15,760
NA	613,120	6,812,811	NA	128,608	3,013,071	1,077
NA	$13.33	$14.20	NA	$13.98	$30.44	$14.63
NA	$15,626,109	NA	$131,141,442	NA	NA	NA
NA	1,195,149	NA	2,772,398	NA	NA	NA
NA	$13.07	NA	$47.30	NA	NA	NA

$118,849,105	$26,489,734	$197,666,848	$1,668,379,882	$327,384,269	$247,670,595	$76,937,964

56	Wells Fargo Advantage Equity Gateway Funds	Statement of Operations—May 31, 2011

	C&B Large Cap Value Fund
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

Investment income
Dividends allocated from affiliated Master Portfolio(s)*	$4,482,845	$9,560,629
Interest	0	0
Interest income allocated from affiliated Master Portfolio(s)	55,008	19,297
Expenses allocated from affiliated Master Portfolio(s)	(1,567,434)	(3,224,338)
Waivers allocated from affiliated Master Portfolio(s)	0	83,382

Total investment income	2,970,419	6,438,970

Expenses
Advisory fee	0	0
Administration fees
Fund level	116,524	229,421
Class A	50,297	92,036
Class B	11,920	21,631
Class C	11,867	18,450
Administrator Class	79,857	192,883
Institutional Class	52,912	26,606
Investor Class	193,175	687,539
Shareholder servicing fees
Class A	48,362	83,426
Class B	11,462	19,587
Class C	11,410	16,725
Administrator Class	199,644	468,644
Investor Class	146,345	462,017
Distribution fees
Class B	34,386	58,761
Class C	34,231	50,175
Custody and accounting fees	10,946	16,280
Professional fees	22,421	30,936
Registration fees	60,277	70,000
Shareholder report expenses	80,514	120,001
Trustees’ fees and expenses	7,042	10,578
Other fees and expenses	10,407	15,633

Total expenses	1,193,999	2,691,329
Less: Fee waivers and/or expense reimbursements	(439,708)	(890,353)

Net expenses	754,291	1,800,976

Net investment income (loss)	2,216,128	4,637,994

* Net of foreign withholding taxes allocated from affiliated Master Portfolio(s) of	$75,873	$37,423

1	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

2	For the ten months ended May 31, 2011. The Fund changed its fiscal year end from July 31 to May 31, effective May 31, 2011.

3	Class commenced operations on July 16, 2010.

4	Class commenced operations on July 30, 2010.

5	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Equity Index Fund which became the accounting and performance survivor in the transaction. The information for the period prior to July 16, 2010 is that of Evergreen Equity Index Fund.

6	Class IS shares of the predecessor Fund became Class A shares on July 19, 2010.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	57

Diversified Equity Fund		Diversified Small Cap Fund		Emerging Growth Fund
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

$5,725,369	$7,894,594	$896,720	$1,373,358	$3,988	$9,602
764	0	1,463	0	0	0
148,675	132,190	47,800	7,733	5,472	138
(1,917,835)	(2,942,804)	(725,601)	(991,934)	(64,060)	(34,978)
87,320	357,045	44,072	46,473	1,768	2,959

4,044,293	5,441,025	264,454	435,630	(52,832)	(22,279)

799,259	1,088,882	225,942	350,228	0	0

159,852	217,776	45,188	70,046	3,506	1,710
159,460	230,772	NA	NA	1,926	226
11,970	24,592	NA	NA	NA	NA
5,867	8,173	NA	NA	280	57
251,512	338,704	90,377	140,091	255	19
NA	NA	NA	NA	867	7
NA	NA	NA	NA	15,926	12,113

153,078	209,076	NA	NA	1,852	206
11,510	22,119	NA	NA	NA	NA
5,641	7,441	NA	NA	269	53
628,573	841,772	225,942	347,972	636	47
NA	NA	NA	NA	12,066	8,219

34,528	66,873	NA	NA	NA	NA
16,924	22,291	NA	NA	809	158
16,105	23,408	2,686	9,788	278	8,865
5,028	26,251	6,562	32,115	15,960	30,735
9,477	26,803	4,987	15,043	60,453	54,998
2,751	112,454	1,863	65,177	21,041	1,000
3,310	9,441	4,042	10,607	7,042	10,578
23,535	37,662	2,599	15,602	3,021	4,536

2,298,380	3,314,490	610,188	1,056,669	146,187	133,527
(706,010)	(1,213,495)	(387,950)	(603,500)	(110,094)	(114,300)

1,592,370	2,100,995	222,238	453,169	36,093	19,227

2,451,923	3,340,030	42,216	(17,539)	(88,925)	(41,506)

$204,872	$0	$696	$372	$0	$0

58	Wells Fargo Advantage Equity Gateway Funds	Statement of Operations—May 31, 2011

	C&B Large Cap Value Fund
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolio(s)	$13,189,613	$(35,958,385)
Unaffiliated securities	0	0

Net realized gain (losses) on investments	13,189,613	(35,958,385)

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolio(s)	41,961,303	60,419,084
Unaffiliated securities	0	0

Net change in unrealized gains (losses) on investments	41,961,303	60,419,084

Net realized and unrealized gains (losses) on investments	55,150,916	24,460,699

Net increase in net assets resulting from operations	$57,367,044	$29,098,693

Please see footnotes on page 56.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	59

Diversified Equity Fund		Diversified Small Cap Fund		Emerging Growth Fund
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

$57,355,360	$55,288,551	$27,093,901	$(1,831,960)	$679,372	$568,446
42,588	0	81,551	0	0	0

57,397,948	55,288,551	27,175,452	(1,831,960)	679,372	568,446

26,753,543	(16,877,537)	3,658,289	17,928,149	1,862,963	76,360
169,628	0	324,816	0	0	0

26,923,171	(16,877,537)	3,983,105	17,928,149	1,862,963	76,360

84,321,119	38,411,014	31,158,557	16,096,189	2,542,335	644,806

$86,773,042	$41,751,044	$31,200,773	$16,078,650	$2,453,410	$603,300

60	Wells Fargo Advantage Equity Gateway Funds	Statement of Operations—May 31, 2011

	Equity Value Fund

	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

Investment income
Dividends	$0	$0
Dividends allocated from affiliated Master Portfolio(s)*	2,123,955	3,419,336
Interest income allocated from affiliated Master Portfolio(s)	24,701	5,670
Income from affiliated securities	0	0
Expenses allocated from affiliated Master Portfolio(s)	(996,283)	(1,554,091)
Waivers allocated from affiliated Master Portfolio(s)	0	39,445

Total investment income	1,152,373	1,910,360

Expenses
Advisory fee	0	0
Administration fees
Fund level	73,140	109,594
Class A	8,635	13,011
Class B	781	1,665
Class C	1,364	1,781
Administrator Class	84,335	144,868
Institutional Class	46,240	54,634
Investor Class	NA	NA
Shareholder servicing fees
Class A	8,303	10,977
Class B	751	1,507
Class C	1,312	1,615
Administrator Class	210,837	341,093
Investor Class	NA	NA
Class IS	NA	NA
Distribution fees
Class B	2,253	4,521
Class C	3,936	4,844
Custody and accounting fees	6,642	17,225
Professional fees	20,282	30,873
Registration fees	54,248	29,999
Shareholder report expenses	26,630	40,000
Trustees’ fees and expenses	7,042	10,578
Transfer agent fees	0	0
Other fees and expenses	4,693	8,093

Total expenses	561,424	826,878
Less: Fee waivers and/or expense reimbursements	(220,371)	(296,230)

Net expenses	341,053	530,648

Net investment income (loss)	811,320	1,379,712

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolio(s)	30,809,121	20,092,871
Unaffiliated securities	0	0
Futures transactions	0	0

Net realized gain (losses) on investments	30,809,121	20,092,871

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolio(s)	8,867,036	(943,973)
Unaffiliated securities	0	0
Affiliated securities	0	0
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	8,867,036	(943,973)

Net realized and unrealized gains (losses) on investments	39,676,157	19,148,898

Net increase in net assets resulting from operations	$40,487,477	$20,528,610

* Net of foreign withholding taxes allocated from affiliated Master Portfolio(s) of	$7,305	$0

Please see footnotes on page 56

The accompanying notes are an integral part of these financial statements.

Statement of Operations—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	61

Index Fund		International Value Fund		Small Company Growth Fund

Period Ended May 31, 2011[2]	Year Ended July 31, 2010[5]	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

$0	$7,258,278	$0	$0	$0	$0
37,495,323	2,274,436	7,740,036	8,545,847	676,552	932,035
340,979	2,462	420,308	11,762	95,891	82,518
0	5,598	0	0	0	0
(1,755,465)	(70,680)	(1,876,763)	(2,952,200)	(1,554,183)	(2,307,382)
0	0	0	342,868	0	23,562

36,080,837	9,470,094	6,283,581	5,948,277	(781,740)	(1,269,267)

0	1,202,288	0	0	0	0

903,425	413,575	99,804	123,212	93,928	132,840
812,614	35,636	11,272	21,578	9,741	8,654
51,691	2,609	458	1,216	580	756
175,886	8,156	1,138	1,948	2,154	2,073
1,305,359	53,622	193,541	235,842	156,167	260,756
NA	NA	895	1,319	21,513	160
334,674	14,032 [3]	NA	NA	NA	NA

767,556	464,051	10,838	18,368	9,367	7,828
49,703	62,892	441	1,096	557	682
169,121	227,669	1,094	1,759	2,071	1,873
1,305,072	53,622	483,852	588,953	385,926	652,194
251,907	10,631 [3]	NA	NA	NA	NA
NA	13,373 [6]	NA	NA	NA	NA

149,110	188,676	1,322	3,288	1,673	2,046
507,363	683,008	3,284	5,277	6,213	5,619
77,856	99,448	9,364	17,629	8,211	17,284
20,644	53,827	24,242	30,571	19,856	26,835
40,771	71,401	29,959	45,001	29,959	45,001
138,270	90,178	10,849	59,999	33,289	50,773
8,793	16,563	7,042	10,578	7,042	10,578
0	977,440	0	0	0	0
67,408	63,128	4,752	8,448	4,816	8,837

7,137,223	4,805,825	894,147	1,176,082	793,063	1,234,789
(2,254,963)	(1,696,414)	(255,791)	(765,145)	(138,872)	(316,434)

4,882,260	3,109,411	638,356	410,937	654,191	918,355

31,198,577	6,360,683	5,645,225	5,537,340	(1,435,931)	(2,187,622)

112,768,944	8,463,675	5,677,667	(16,956,055)	60,202,529	36,495,540
0	43,802,524	0	0	0	0
0	1,222,901	0	0	0	0

112,768,944	53,489,100	5,677,667	(16,956,055)	60,202,529	36,495,540

315,043,585	215,750,335	26,281,435	14,710,904	32,854,479	3,004,117
0	(166,743,206)	0	0	0	0
0	(1,269,917)	0	0	0	0
0	(356,834)	0	0	0	0

315,043,585	47,380,378	26,281,435	14,710,904	32,854,479	3,004,117

427,812,529	100,869,478	31,959,102	(2,245,151)	93,057,008	39,499,657

$459,011,106	$107,230,161	$37,604,327	$3,292,189	$91,621,077	$37,312,035

$8,502	$0	$1,043,991	$1,103,383	$0	$0

62	Wells Fargo Advantage Equity Gateway Funds	Statement of Operations—May 31, 2011

	Small Company Value Fund
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

Investment income
Dividends allocated from affiliated Master Portfolio	$1,543,105	$1,105,567
Interest income allocated from affiliated Master Portfolio	54,355	3,807
Expenses allocated from affiliated Master Portfolio	(528,426)	(843,141)
Waivers allocated from affiliated Master Portfolio	0	1,934

Total investment income	1,069,034	268,167

Expenses
Administration fees
Fund level	31,646	47,179
Class A	44,351	63,879
Class B	3,048	6,996
Class C	3,520	4,257
Administrator Class	43,699	66,888
Institutional Class	7	1 [4]
Shareholder servicing fees
Class A	42,645	57,697
Class B	2,931	6,349
Class C	3,385	3,879
Administrator Class	109,247	166,817
Distribution fees
Class B	8,792	19,019
Class C	10,154	11,618
Custody and accounting fees	2,934	7,112
Professional fees	12,450	30,873
Registration fees	10,783	32,000
Shareholder report expenses	28,307	84,001
Trustees’ fees and expenses	3,565	10,578
Other fees and expenses	2,352	8,050

Total expenses	363,816	627,193
Less: Fee waivers and/or expense reimbursements	(70,546)	(235,003)

Net expenses	293,270	392,190

Net investment income (loss)	775,764	(124,023)

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Securities transactions allocated from affiliated Master Portfolio	18,661,720	20,606,462

Net change in unrealized gains (losses) on:
Securities transactions allocated from affiliated Master Portfolio	2,280,387	(11,350,203)

Net realized and unrealized gains (losses) on investments	20,942,107	9,256,259

Net increase in net assets resulting from operations	$21,717,871	$9,132,236

Please see footnotes on page 56

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	63

	C&B Large Cap Value Fund
	Period Ended May 31, 2011[1]		Year Ended September 30, 2010		Year Ended September 30, 2009

Operations
Net investment income		$2,216,128		$4,637,994		$6,912,292
Net realized gains (losses) on investments		13,189,613		(35,958,385)		(53,403,856)
Net change in unrealized gains (losses) on investments		41,961,303		60,419,084		24,634,242

Net increase (decrease) in net assets resulting from operations		57,367,044		29,098,693		(21,857,322)

Distributions to shareholders from
Net investment income
Class A		(367,230)		(382,177)		(622,542)
Class B		(28,639)		(29,793)		(96,851)
Class C		(34,516)		(29,114)		(66,446)
Administrator Class		(1,608,766)		(2,682,789)		(4,072,816)
Institutional Class		(1,565,092)		(427,090)		(623,027)
Investor Class		(857,245)		(2,494,070)		(2,774,348)
Net realized gains
Class A		0		0		(343)
Class B		0		0		(111)
Class C		0		0		(79)
Administrator Class		0		0		(2,377)
Institutional Class		0		0		(250)
Investor Class		0		0		(1,425)

Total distributions to shareholders		(4,461,488)		(6,045,033)		(8,260,615)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	157,616	1,304,102	597,784	4,351,800	1,369,183	7,974,758
Class B	18,132	150,484	950	6,827	20,768	116,199
Class C	96,677	801,251	79,488	575,853	87,922	477,977
Administrator Class	1,017,335	8,380,741	3,340,572	24,042,466	19,104,506	105,648,299
Institutional Class	2,879,434	24,196,807	9,629,025	69,363,008	550,515	3,411,024
Investor Class	739,141	6,049,118	9,583,038	69,568,098	15,826,255	92,577,525

		40,882,503		167,908,052		210,205,782

Reinvestment of distributions
Class A	42,308	341,845	49,264	356,182	98,506	543,758
Class B	3,370	27,268	3,943	28,504	16,909	93,335
Class C	4,072	32,862	3,689	26,635	11,239	62,037
Administrator Class	195,763	1,579,809	236,540	1,707,820	563,872	3,106,959
Institutional Class	60,627	490,473	49,996	361,970	94,122	519,556
Investor Class	102,751	830,226	341,703	2,463,677	475,597	2,620,557

		3,302,483		4,944,788		6,946,202

Payment for shares redeemed
Class A	(1,372,026)	(11,257,394)	(1,280,290)	(9,284,320)	(1,906,421)	(10,994,479)
Class B	(194,777)	(1,592,599)	(319,445)	(2,312,844)	(557,098)	(3,213,938)
Class C	(176,357)	(1,431,415)	(169,891)	(1,237,233)	(362,394)	(2,029,988)
Administrator Class	(2,682,316)	(21,997,222)	(19,730,392)	(143,163,550)	(22,046,208)	(130,035,108)
Institutional Class	(3,037,932)	(25,050,263)	(719,404)	(5,320,552)	(443,184)	(2,672,723)
Investor Class	(2,307,835)	(18,881,996)	(26,846,096)	(192,739,685)	(7,992,843)	(45,289,314)

		(80,210,889)		(354,058,184)		(194,235,550)

Net increase (decrease) in net assets resulting from capital share transactions		(36,025,903)		(181,205,344)		22,916,434

Total increase (decrease) in net assets		16,879,653		(158,151,684)		(7,201,503)

Net assets
Beginning of period		339,983,103		498,134,787		505,336,290

End of period		$356,862,756		$339,983,103		$498,134,787

Undistributed net investment income		$1,465,277		$3,620,809		$4,964,055

1	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011

The accompanying notes are an integral part of these financial statements.

64	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	Diversified Equity Fund
	Period Ended May 31, 2011[1]		Year Ended September 30, 2010		Year Ended September 30, 2009

Operations
Net investment income		$2,451,923		$3,340,030		$8,057,233
Net realized gains (losses) on investments		57,397,948		55,288,551		(77,096,817)
Net change in unrealized gains (losses) on investments		26,923,171		(16,877,537)		17,291,905

Net increase (decrease) in net assets resulting from operations		86,773,042		41,751,044		(51,747,679)

Distributions to shareholders from
Net investment income
Class A		(516,123)		(1,288,490)		(927,684)
Class B		0		(77,748)		0
Class C		0		(26,810)		(3,365)
Administrator Class		(3,081,569)		(5,224,703)		(8,519,140)
Net realized gains
Class A		0		0		(6,460,494)
Class B		0		0		(1,278,484)
Class C		0		0		(249,329)
Administrator Class		0		0		(46,610,423)

Total distributions to shareholders		(3,597,692)		(6,617,751)		(64,048,919)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	190,797	5,459,024	279,656	6,703,230	677,286	12,306,038
Class B	1,196	30,782	790	17,293	10,474	197,630
Class C	6,086	165,437	4,978	114,344	11,478	217,738
Administrator Class	867,752	24,499,905	1,132,981	26,736,041	5,549,914	108,379,856

		30,155,148		33,570,908		121,101,262

Reinvestment of distributions
Class A	17,205	469,860	50,948	1,222,735	380,617	7,102,006
Class B	0	0	3,388	76,714	72,396	1,260,409
Class C	0	0	1,140	26,311	13,950	248,290
Administrator Class	111,627	3,051,878	215,496	5,180,520	2,931,912	54,881,463

		3,521,738		6,506,280		63,492,168

Payment for shares redeemed
Class A	(436,042)	(12,149,210)	(1,193,951)	(28,206,441)	(669,697)	(12,115,699)
Class B	(129,910)	(3,395,648)	(210,512)	(4,750,842)	(322,037)	(5,922,036)
Class C	(24,823)	(662,941)	(19,674)	(450,106)	(25,108)	(482,512)
Administrator Class	(2,377,694)	(65,495,259)	(15,894,091)	(378,629,586)	(7,498,738)	(146,484,251)

		(81,703,058)		(412,036,975)		(165,004,498)

Net asset value of shares issued in acquisition
Class A	0	0	654,209	14,994,398	0	0
Class B	0	0	47,961	1,032,510	0	0
Class C	0	0	19,408	426,111	0	0
Administrator Class	0	0	3,511,419	80,723,411	0	0

		0		97,176,430		0

Net increase (decrease) in net assets resulting from capital share transactions		(48,026,172)		(274,783,357)		19,588,932

Total increase (decrease) in net assets		35,149,178		(239,650,064)		(96,207,666)

Net assets
Beginning of period		455,948,835		695,598,899		791,806,565

End of period		$491,098,013		$455,948,835		$695,598,899

Undistributed net investment income		$1,082,163		$1,771,015		$4,853,827

1	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	65

	Diversified Small Cap Fund
	Period Ended May 31, 2011[1]		Year Ended September 30, 2010		Year Ended September 30, 2009

Operations
Net investment income (loss)		$42,216		$(17,539)		$1,493,431
Net realized gains (losses) on investments		27,175,452		(1,831,960)		(95,260,900)
Net change in unrealized gains (losses) on investments		3,983,105		17,928,149		48,911,717

Net increase (decrease) in net assets resulting from operations		31,200,773		16,078,650		(44,855,752)

Distributions to shareholders from
Net investment income
Administrator Class		(80,348)		(1,273,368)		(85,184)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Administrator Class	369,864	4,815,933	1,260,989	12,415,171	20,476,258	156,720,813
Reinvestment of distributions
Administrator Class	6,290	79,886	123,928	1,224,412	11,655	84,153
Payment for shares redeemed
Administrator Class	(967,877)	(12,455,695)	(43,716,300)	(424,913,659)	(21,904,730)	(165,464,529)

Net decrease in net assets resulting from capital share transactions		(7,559,876)		(411,274,076)		(8,659,563)

Total increase (decrease) in net assets		23,560,549		(396,468,794)		(53,600,499)

Net assets
Beginning of period		119,099,715		515,568,509		569,169,008

End of period		$142,660,264		$119,099,715		$515,568,509

Undistributed (overdistributed) net investment income (loss)		$96,723		$(103,865)		$1,619,759

1	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011

The accompanying notes are an integral part of these financial statements.

66	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	Emerging Growth Fund
	Period Ended May 31, 2011[1]		Year Ended September 30, 2010		Year Ended September 30, 2009

Operations
Net investment loss		$(88,925)		$(41,506)		$(29,566)
Net realized gains (losses) on investments		679,372		568,446		(894,584)
Net change in unrealized gains (losses) on investments		1,862,963		76,360		596,927

Net increase (decrease) in net assets resulting from operations		2,453,410		603,300		(327,223)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	262,572	3,236,589	9,722	83,681	3,812	27,465
Class C	34,071	417,517	5,141	45,487	0	0
Administrator Class	150,975	1,962,614	4,234	39,580	10,997	79,299
Institutional Class	612,067	7,920,074	0	0	0	0
Investor Class	1,042,418	12,871,168	115,505	1,012,616	158,740	1,067,260

		26,407,962		1,181,364		1,174,024

Payment for shares redeemed
Class A	(16,468)	(195,705)	(330)	(2,772)	0	0
Administrator Class	(11,395)	(132,218)	(992)	(9,150)	(15,865)	(118,372)
Institutional Class	(7)	(75)	0	0	0	0
Investor Class	(238,463)	(2,845,994)	(86,092)	(746,906)	(228,772)	(1,546,040)

		(3,173,992)		(758,828)		(1,664,412)

Net increase (decrease) in net assets resulting from capital share transactions		23,233,970		422,536		(490,388)

Total increase (decrease) in net assets		25,687,380		1,025,836		(817,611)

Net assets
Beginning of period		3,964,938		2,939,102		3,756,713

End of period		$29,652,318		$3,964,938		$2,939,102

Undistributed net investment loss		$0		$(15,287)		$(10,885)

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	67

	Equity Value Fund
	Period Ended May 31, 2011[1]		Year Ended September 30, 2010		Year Ended September 30, 2009

Operations
Net investment income		$811,320		$1,379,712		$3,315,237
Net realized gains (losses) on investments		30,809,121		20,092,871		(71,161,222)
Net change in unrealized gains (losses) on investments		8,867,036		(943,973)		48,048,577

Net increase (decrease) in net assets resulting from operations		40,487,477		20,528,610		(19,797,408)

Distributions to shareholders from
Net investment income
Class A		(13,942)		(40,322)		(45,075)
Class C		0		(1,106)		(2,022)
Administrator Class		(636,854)		(1,636,928)		(2,486,187)
Institutional Class		(625,907)		(837,569)		(1,140,933)
Net realized gains
Class A		0		0		(167)
Class B		0		0		(47)
Class C		0		0		(36)
Administrator Class		0		0		(6,892)
Institutional Class		0		0		(2,699)

Total distributions to shareholders		(1,276,703)		(2,515,925)		(3,684,058)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	35,539	469,245	98,792	1,163,569	248,013	2,134,355
Class B	5,811	77,162	4,346	47,141	135	1,833
Class C	25,487	342,395	18,712	217,776	9,591	84,570
Administrator Class	1,259,529	16,437,922	3,200,448	36,588,652	5,198,071	47,076,677
Institutional Class	636,449	8,533,132	998,464	11,269,008	1,948,189	17,580,407

		25,859,856		49,286,146		66,877,842

Reinvestment of distributions
Class A	1,029	13,190	3,469	38,813	5,069	43,749
Class B	0	0	0	0	5	44
Class C	0	0	95	1,060	233	1,999
Administrator Class	48,526	632,771	142,259	1,617,490	270,942	2,373,690
Institutional Class	47,928	624,026	73,518	835,165	130,062	1,138,147

		1,269,987		2,492,528		3,557,629

Payment for shares redeemed
Class A	(49,160)	(660,069)	(131,025)	(1,465,223)	(256,169)	(2,317,324)
Class B	(22,123)	(287,554)	(28,354)	(311,449)	(61,482)	(546,224)
Class C	(4,095)	(53,192)	(26,788)	(301,039)	(34,838)	(307,425)
Administrator Class	(2,906,072)	(38,385,860)	(7,361,042)	(85,159,277)	(6,444,269)	(59,547,301)
Institutional Class	(73,071)	(1,000,117)	(352,794)	(4,087,633)	(1,983,963)	(17,630,962)

		(40,386,792)		(91,324,621)		(80,349,236)

Net decrease in net assets resulting from capital share transactions		(13,256,949)		(39,545,947)		(9,913,765)

Total increase (decrease) in net assets		25,953,825		(21,533,262)		(33,395,231)

Net assets
Beginning of period		200,641,197		222,174,459		255,569,690

End of period		$226,595,022		$200,641,197		$222,174,459

Undistributed net investment income		$483,526		$962,774		$2,106,741

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

68	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	Index Fund
	Period Ended May 31, 2011[1]		Year Ended July 31, 2010[2]			Year Ended July 31, 2009[2]

Operations
Net investment income		$31,198,577			$6,360,683		$9,539,325
Net realized gains on investments		112,768,944			53,489,100		12,348,727
Net change in unrealized gains (losses) on investments		315,043,585			47,380,378		(170,200,319)

Net increase (decrease) in net assets resulting from operations		459,011,106			107,230,161		(148,312,267)

Distributions to shareholders from
Net investment income
Class A		(5,990,091)			(2,552,524)		(3,992,967)
Class B		(146,090)			(150,761)		(547,450)
Class C		(405,403)			(555,354)		(1,284,507)
Administrator Class		(25,714,932)			(1,399,498)		(3,806,324)
Investor Class		(1,939,313)			0 [3]		NA
Class IS		NA			0 [4]		(117,277)[4]
Net realized gains
Class A		(15,427,460)			(23,941,525)		(8,768,406)
Class B		(1,014,960)			(3,168,657)		(1,987,728)
Class C		(3,406,030)			(11,695,734)		(4,567,521)
Administrator Class		(64,910,014)			(10,932,398)		(7,072,212)
Investor Class		(5,013,997)			0 [3]		NA
Class IS		NA			0 [4]		(256,823)[4]

Total distributions to shareholders		(123,968,290)			(54,396,451)		(32,401,215)

	Shares		Shares			Shares

Capital share transactions
Proceeds from shares sold
Class A	375,680	16,808,913	520,497		19,772,358	1,054,761	34,755,739
Class B	2,586	112,815	6,545		229,997	38,386	1,267,110
Class C	79,750	3,539,263	203,992		7,199,785	301,758	9,596,152
Administrator Class	6,040,358	271,943,675	388,445		14,997,963	515,511	17,476,360
Investor Class	308,506	13,807,937	9,277	[3]	354,268 [3]	NA	NA
Class IS	NA	NA	0	[4]	0 [4]	1,103 [4]	35,599 [4]

		306,212,603			42,554,371		63,130,960

Reinvestment of distributions
Class A	474,437	20,775,842	727,108		25,316,591	392,667	12,221,037
Class B	24,298	1,061,258	85,488		2,948,152	70,875	2,174,153
Class C	50,056	2,186,539	196,474		6,792,994	112,732	3,450,768
Administrator Class	1,945,615	85,599,083	282,690		9,823,982	189,765	5,928,831
Investor Class	155,290	6,814,703	0	[3]	0 [3]	NA	NA
Class IS	NA	NA	0	[4]	0 [4]	11,163 [4]	347,383 [4]

		116,437,425			44,881,719		24,122,172

Payment for shares redeemed
Class A	(1,503,232)	(66,315,048)	(1,296,458)		(49,395,879)	(2,046,472)	(69,086,721)
Class B	(257,798)	(11,511,418)	(229,757)		(8,625,600)	(748,128)	(25,211,147)
Class C	(446,794)	(19,506,136)	(526,940)		(20,071,405)	(760,942)	(25,282,908)
Administrator Class	(6,577,988)	(293,706,487)	(2,134,548)		(81,660,652)	(1,876,862)	(63,014,599)
Investor Class	(436,539)	(19,387,605)	(31,231)[3]		(1,257,957)[3]	NA	NA
Class IS	NA	NA	0	[4]	0 [4]	(23,127)[4]	(758,223)[4]

		(410,426,694)			(161,011,493)		(183,353,598)

See footnotes on page 69.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	69

	Index Fund
	Period Ended May 31, 2011[1]	Year Ended July 31, 2010[2]	Year Ended July 31, 2009[2]

Capital share transactions (continued)
Net asset value of shares issued in acquisition
Class A	$0	$182,347,223	$0
Class B	0	3,697,966	0
Administrator Class	0	1,298,002,962	0
Investor Class	0	108,248,512	NA

	0	1,592,296,663	0

Net increase (decrease) in net assets resulting from capital share transactions	12,223,334	1,518,721,260	(96,100,466)

Total increase (decrease) in net assets	347,266,150	1,571,554,970	(276,813,948)

Net assets
Beginning of period	1,982,319,412	410,764,442	687,578,390

End of period	$2,329,585,562	$1,982,319,412	$410,764,442

Undistributed (overdistributed) net investment income	$14,953,213	$1,673,231	$(29,315)

1.	For the ten months ended May 31, 2011. The Fund changed its fiscal year end from July 31 to May 31, effective May 31, 2011.

2.	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Equity Index Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 16, 2010 is that of Evergreen Equity Index Fund.

3.	Class commenced operations on July 16, 2010.

4.	Class IS shares of the predecessor Fund became Class A shares on July 19, 2010.

The accompanying notes are an integral part of these financial statements.

70	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	International Value Fund
	Period Ended May 31, 2011[1]		Year Ended September 30, 2010		Year Ended September 30, 2009

Operations
Net investment income		$5,645,225		$5,537,340		$4,926,538
Net realized gains (losses) on investments		5,677,667		(16,956,055)		(31,791,355)
Net change in unrealized gains (losses) on investments		26,281,435		14,710,904		45,504,224

Net increase in net assets resulting from operations		37,604,327		3,292,189		18,639,407

Distributions to shareholders from
Net investment income
Class A		(114,932)		(103,184)		(851,406)
Class B		(1,635)		(5,466)		(15,145)
Class C		(6,432)		(9,627)		(17,189)
Administrator Class		(5,627,082)		(4,727,636)		(7,598,321)
Institutional Class		(39,486)		(35,242)		(37,593)

Total distributions to shareholders		(5,789,567)		(4,881,155)		(8,519,654)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	72,328	976,561	112,318	1,397,903	3,351,004	33,483,824
Class B	0	0	561	7,035	114	1,265
Class C	4,886	63,596	14,875	172,928	32,808	295,535
Administrator Class	3,544,067	47,495,139	5,597,652	67,554,164	6,646,662	64,819,878
Institutional Class	6,165	82,755	12,410	151,244	111,504	1,261,562

		48,618,051		69,283,274		99,862,064

Reinvestment of distributions
Class A	8,377	108,054	7,630	94,002	90,180	836,873
Class B	127	1,633	429	5,244	1,565	14,524
Class C	439	5,582	708	8,602	1,676	15,465
Administrator Class	419,849	5,382,472	371,944	4,552,598	798,927	7,413,703
Institutional Class	3,078	39,486	2,870	35,242	4,047	37,593

		5,537,227		4,695,688		8,318,158

Payment for shares redeemed
Class A	(177,822)	(2,393,000)	(272,428)	(3,308,539)	(4,084,312)	(47,095,786)
Class B	(13,476)	(178,747)	(19,951)	(242,576)	(32,043)	(312,830)
Class C	(11,022)	(141,006)	(24,869)	(299,110)	(35,492)	(332,080)
Administrator Class	(2,243,150)	(30,028,683)	(3,484,483)	(42,497,896)	(5,470,697)	(52,773,604)
Institutional Class	(1,337)	(17,881)	(33,508)	(404,089)	(38,422)	(383,065)

		(32,759,317)		(46,752,210)		(100,897,365)

Net increase in net assets resulting from capital share transactions		21,395,961		27,226,752		7,282,857

Total increase in net assets		53,210,721		25,637,786		17,402,610

Net assets
Beginning of period		269,081,679		243,443,893		226,041,283

End of period		$322,292,400		$269,081,679		$243,443,893

Undistributed net investment income		$6,545,240		$5,516,216		$4,936,988

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	71

	Small Company Growth Fund
	Period Ended May 31, 2011[1]		Year Ended September 30, 2010		Year Ended September 30, 2009

Operations
Net investment loss		$(1,435,931)		$(2,187,622)		$(1,642,258)
Net realized gains (losses) on investments		60,202,529		36,495,540		(57,860,249)
Net change in unrealized gains (losses) on investments		32,854,479		3,004,117		43,564,137

Net increase (decrease) in net assets resulting from operations		91,621,077		37,312,035		(15,938,370)

	Shares		Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	91,399	2,445,603	98,706	1,955,347	236,699	3,471,875
Class B	3,179	74,626	368	6,747	1,341	17,343
Class C	24,992	646,701	22,294	405,095	33,938	487,731
Administrator Class	630,912	17,199,687	2,299,261	44,213,098	5,500,889	91,527,691
Institutional Class	4,310,269	122,648,078	54,637	1,122,279	1,292,448	17,495,706

		143,014,695		47,702,566		113,000,346

Payment for shares redeemed
Class A	(37,910)	(979,885)	(38,061)	(725,493)	(221,675)	(3,709,629)
Class B	(1,970)	(48,063)	(5,563)	(99,919)	(3,170)	(42,501)
Class C	(3,450)	(90,277)	(15,785)	(288,335)	(12,861)	(167,885)
Administrator Class	(5,701,786)	(158,582,039)	(3,479,054)	(72,540,910)	(6,361,559)	(96,511,000)
Institutional Class	(1,351,098)	(40,025,324)	(1,233)	(25,346)	(4,224,496)	(64,229,547)

		(199,725,588)		(73,680,003)		(164,660,562)

Net decrease in net assets resulting from capital share transactions		(56,710,893)		(25,977,437)		(51,660,216)

Total increase (decrease) in net assets		34,910,184		11,334,598		(67,598,586)

Net assets
Beginning of period		244,049,092		232,714,494		300,313,080

End of period		$278,959,276		$244,049,092		$232,714,494

Undistributed net investment loss		$88,974		$(756,410)		$(1,130,275)

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

72	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	Small Company Value Fund
	Period Ended May 31, 2011[1]		Year Ended September 30, 2010		Year Ended September 30, 2009

Operations
Net investment income (loss)		$775,764		$(124,023)		$1,400,110
Net realized gains (losses) on investments		18,661,720		20,606,462		(130,766,587)
Net change in unrealized gains (losses) on investments		2,280,387		(11,350,203)		88,865,204

Net increase (decrease) in net assets resulting from operations		21,717,871		9,132,236		(40,501,273)

Distributions to shareholders from
Net investment income
Class A		0		0		(109,667)
Administrator Class		0		0		(1,703,676)

Total distributions to shareholders		0		0		(1,813,343)

Capital share transactions
Proceeds from shares sold
Class A	428,674	5,734,577	974,362	10,321,699	2,360,852	17,209,930
Class B	849	9,341	1,522	17,081	1,385	11,559
Class C	13,100	162,428	31,632	323,254	18,364	143,460
Administrator Class	1,170,580	16,189,267	1,050,229	11,445,290	14,724,967	105,120,711
Institutional Class	189	2,612	888 [2]	10,000 [2]	NA	NA

		22,098,225		22,117,324		122,485,660

Reinvestment of distributions
Class A	0	0	0	0	15,718	105,779
Administrator Class	0	0	0	0	250,523	1,698,548

		0		0		1,804,327

Payment for shares redeemed
Class A	(579,812)	(7,863,524)	(1,051,045)	(11,266,343)	(3,636,336)	(26,315,226)
Class B	(96,465)	(1,183,784)	(108,626)	(1,089,019)	(212,060)	(1,483,583)
Class C	(17,956)	(224,441)	(21,321)	(213,740)	(36,791)	(244,079)
Administrator Class	(1,576,823)	(21,221,050)	(8,323,953)	(80,757,084)	(26,105,135)	(199,482,833)

		(30,492,799)		(93,326,186)		(227,525,721)

Net decrease in net assets resulting from capital share transactions		(8,394,574)		(71,208,862)		(103,235,734)

Total increase (decrease) in net assets		13,323,297		(62,076,626)		(145,550,350)

Net assets
Beginning of period		86,425,947		148,502,573		294,052,923

End of period		$99,749,244		$86,425,947		$148,502,573

Undistributed net investment income		$796,823		$536,741		$689,194

1.	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

2.	Class commenced operations on July 30, 2010.

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

74	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights (Unaudited)

	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

C&B Large Cap Value Fund
Class A
October 1, 2010 to May 31, 2011[8]	$7.48	0.06		1.26	(0.10)	0.00
October 1, 2009 to September 30, 2010	$7.06	0.08		0.42	(0.08)	0.00
October 1, 2008 to September 30, 2009	$7.69	0.10	[4]	(0.60)	(0.13)	(0.00)[5]
October 1, 2007 to September 30, 2008	$10.19	0.11	[4]	(2.12)	(0.09)	(0.40)
October 1, 2006 to September 30, 2007	$9.67	0.09	[4]	0.98	(0.11)	(0.44)
October 1, 2005 to September 30, 2006	$8.62	0.11		1.16	(0.04)	(0.18)
Class B
October 1, 2010 to May 31, 2011[8]	$7.44	0.01		1.26	(0.03)	0.00
October 1, 2009 to September 30, 2010	$7.02	0.03		0.42	(0.03)	0.00
October 1, 2008 to September 30, 2009	$7.61	0.05	[4]	(0.58)	(0.06)	(0.00)[5]
October 1, 2007 to September 30, 2008	$10.08	0.04	[4]	(2.11)	0.00	(0.40)
October 1, 2006 to September 30, 2007	$9.58	0.02	[4]	0.96	(0.04)	(0.44)
October 1, 2005 to September 30, 2006	$8.56	0.05		1.15	0.00	(0.18)
Class C
October 1, 2010 to May 31, 2011[8]	$7.43	0.00		1.27	(0.04)	0.00
October 1, 2009 to September 30, 2010	$7.02	0.02		0.42	(0.03)	0.00
October 1, 2008 to September 30, 2009	$7.60	0.05	[4]	(0.57)	(0.06)	(0.00)[5]
October 1, 2007 to September 30, 2008	$10.08	0.04	[4]	(2.11)	(0.01)	(0.40)
October 1, 2006 to September 30, 2007	$9.58	0.02	[4]	0.96	(0.04)	(0.44)
October 1, 2005 to September 30, 2006	$8.56	0.05		1.15	0.00	(0.18)
Administrator Class
October 1, 2010 to May 31, 2011[8]	$7.47	0.05	[4]	1.28	(0.11)	0.00
October 1, 2009 to September 30, 2010	$7.06	0.08	[4]	0.42	(0.09)	0.00
October 1, 2008 to September 30, 2009	$7.70	0.11	[4]	(0.60)	(0.15)	(0.00)[5]
October 1, 2007 to September 30, 2008	$10.22	0.13	[4]	(2.13)	(0.12)	(0.40)
October 1, 2006 to September 30, 2007	$9.69	0.12	[4]	0.98	(0.13)	(0.44)
October 1, 2005 to September 30, 2006	$8.64	0.13		1.16	(0.06)	(0.18)
Institutional Class
October 1, 2010 to May 31, 2011[8]	$7.51	0.07		1.28	(0.13)	0.00
October 1, 2009 to September 30, 2010	$7.09	0.11	[4]	0.42	(0.11)	0.00
October 1, 2008 to September 30, 2009	$7.75	0.12	[4]	(0.61)	(0.17)	(0.00)[5]
October 1, 2007 to September 30, 2008	$10.27	0.15	[4]	(2.13)	(0.14)	(0.40)
October 1, 2006 to September 30, 2007	$9.74	0.15	[4]	0.97	(0.15)	(0.44)
October 1, 2005 to September 30, 2006	$8.67	0.16		1.17	(0.08)	(0.18)
Investor Class
October 1, 2010 to May 31, 2011[8]	$7.46	0.04		1.28	(0.08)	0.00
October 1, 2009 to September 30, 2010	$7.04	0.06		0.44	(0.08)	0.00
October 1, 2008 to September 30, 2009	$7.68	0.09	[4]	(0.59)	(0.14)	(0.00)[5]
October 1, 2007 to September 30, 2008[6]	$10.19	0.11	[4]	(2.13)	(0.09)	(0.40)
October 1, 2006 to September 30, 2007[6]	$9.67	0.10	[4]	0.97	(0.11)	(0.44)
October 1, 2005 to September 30, 2006[6]	$8.62	0.11		1.16	(0.04)	(0.18)

Diversified Equity Fund
Class A
October 1, 2010 to May 31, 2011[8]	$24.89	0.12		4.85	(0.15)	0.00
October 1, 2009 to September 30, 2010	$23.41	0.18		1.66	(0.36)	0.00
October 1, 2008 to September 30, 2009	$27.70	0.23	[4]	(2.30)	(0.26)	(1.96)
October 1, 2007 to September 30, 2008	$42.92	0.27	[4]	(9.47)	(0.25)	(5.77)
October 1, 2006 to September 30, 2007	$40.36	0.23	[4]	6.33	(0.21)	(3.79)
October 1, 2005 to September 30, 2006	$41.90	0.22	[4]	3.32	(0.12)	(4.96)

Please see footnotes on page 84

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	75

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income	Gross Expenses[1]	Net Expenses[1]

$8.70	0.78%	1.31%	1.15%	17.73%	17%	$25,912
$7.48	0.96%	1.32%	1.15%	7.14%	13%	$31,038
$7.06	1.66%	1.30%	1.15%	(6.05)%	28%	$33,784
$7.69	1.20%	1.32%	1.19%	(20.51)%	21%	$40,157
$10.19	0.94%	1.30%	1.20%	11.20%	24%	$72,865
$9.67	1.25%	1.30%	1.20%	15.02%	29%	$57,288

$8.68	0.04%	2.06%	1.90%	17.15%	17%	$6,607
$7.44	0.20%	2.07%	1.90%	6.36%	13%	$6,951
$7.02	0.91%	2.04%	1.90%	(6.73)%	28%	$8,773
$7.61	0.43%	2.07%	1.94%	(21.19)%	21%	$13,461
$10.08	0.18%	2.05%	1.95%	10.33%	24%	$25,029
$9.58	0.48%	2.05%	1.95%	14.20%	29%	$26,082

$8.66	0.05%	2.07%	1.90%	17.15%	17%	$7,046
$7.43	0.21%	2.07%	1.90%	6.29%	13%	$6,607
$7.02	0.90%	2.04%	1.90%	(6.62)%	28%	$6,852
$7.60	0.44%	2.06%	1.94%	(21.21)%	21%	$9,424
$10.08	0.19%	2.05%	1.95%	10.34%	24%	$16,926
$9.58	0.49%	2.05%	1.95%	14.20%	29%	$15,120

$8.69	1.00%	1.15%	0.95%	17.74%	17%	$120,613
$7.47	1.13%	1.13%	0.95%	7.33%	13%	$114,664
$7.06	1.89%	1.11%	0.95%	(5.83)%	28%	$222,489
$7.70	1.43%	1.13%	0.95%	(20.42)%	21%	$260,883
$10.22	1.23%	1.12%	0.95%	11.52%	24%	$590,511
$9.69	1.48%	1.12%	0.95%	15.24%	29%	$241,435

$8.73	1.25%	0.88%	0.70%	18.16%	17%	$110,061
$7.51	1.48%	0.88%	0.70%	7.51%	13%	$95,466
$7.09	2.11%	0.85%	0.70%	(5.62)%	28%	$26,582
$7.75	1.68%	0.87%	0.70%	(20.10)%	21%	$27,494
$10.27	1.45%	0.85%	0.70%	11.69%	24%	$57,189
$9.74	1.74%	0.85%	0.70%	15.63%	29%	$70,113

$8.70	0.75%	1.39%	1.20%	17.77%	17%	$86,624
$7.46	0.87%	1.41%	1.20%	7.15%	13%	$85,256
$7.04	1.62%	1.40%	1.20%	(6.06)%	28%	$199,654
$7.68	1.20%	1.35%	1.20%	(20.59)%	21%	$153,917
$10.19	0.95%	1.30%	1.20%	11.20%	24%	$222,142
$9.67	1.22%	1.30%	1.20%	15.01%	29%	$163,397

$29.71	0.59%	1.40%	1.25%	20.04%	48%	$95,532
$24.89	0.71%	1.48%	1.25%	7.90%	44%	$85,735
$23.41	1.16%	1.43%	1.25%	(5.33)%	48%	$85,504
$27.70	0.81%	1.42%	1.25%	(24.44)%	37%	$90,444
$42.92	0.57%	1.43%	1.25%	17.16%	36%	$131,810
$40.36	0.57%	1.42%	1.25%	9.02%	35%	$119,122

76	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Diversified Equity Fund (continued)
Class B
October 1, 2010 to May 31, 2011[8]	$23.35	(0.05)[4]	4.57	0.00	0.00
October 1, 2009 to September 30, 2010	$21.96	(0.01)[4]	1.57	(0.17)	0.00
October 1, 2008 to September 30, 2009	$26.00	0.08 [4]	(2.16)	0.00	(1.96)
October 1, 2007 to September 30, 2008	$40.68	0.01 [4]	(8.92)	0.00	(5.77)
October 1, 2006 to September 30, 2007	$38.53	(0.08)[4]	6.02	0.00	(3.79)
October 1, 2005 to September 30, 2006	$40.38	(0.07)[4]	3.18	0.00	(4.96)
Class C
October 1, 2010 to May 31, 2011[8]	$23.81	(0.04)[4]	4.66	0.00	0.00
October 1, 2009 to September 30, 2010	$22.43	(0.01)[4]	1.60	(0.21)	0.00
October 1, 2008 to September 30, 2009	$26.53	0.08 [4]	(2.20)	(0.02)	(1.96)
October 1, 2007 to September 30, 2008	$41.38	0.02 [4]	(9.10)	0.00	(5.77)
October 1, 2006 to September 30, 2007	$39.13	(0.07)[4]	6.11	0.00	(3.79)
October 1, 2005 to September 30, 2006	$40.94	(0.07)[4]	3.22	0.00	(4.96)
Administrator Class
October 1, 2010 to May 31, 2011[8]	$24.98	0.14 [4]	4.89	(0.23)	0.00
October 1, 2009 to September 30, 2010	$23.47	0.20 [4]	1.70	(0.39)	0.00
October 1, 2008 to September 30, 2009	$27.79	0.28 [4]	(2.32)	(0.32)	(1.96)
October 1, 2007 to September 30, 2008	$43.03	0.36 [4]	(9.49)	(0.34)	(5.77)
October 1, 2006 to September 30, 2007	$40.46	0.33 [4]	6.33	(0.30)	(3.79)
October 1, 2005 to September 30, 2006	$41.98	0.32 [4]	3.33	(0.21)	(4.96)

Diversified Small Cap Fund
Administrator Class
October 1, 2010 to May 31, 2011[8]	$10.87	0.00	2.90	(0.01)	0.00
October 1, 2009 to September 30, 2010	$9.67	0.10	1.20	(0.10)	0.00
October 1, 2008 to September 30, 2009	$10.40	0.03 [4]	(0.76)	(0.00)[5]	0.00
October 1, 2007 to September 30, 2008	$14.89	0.01	(2.85)	0.00	(1.62)
October 1, 2006 to September 30, 2007	$14.66	(0.03)	1.96	0.00	(1.70)
October 1, 2005 to September 30, 2006	$14.97	(0.02)	1.01	0.00	(1.30)

Emerging Growth Fund
Class A
October 1, 2010 to May 31, 2011[8]	$9.50	(0.11)[4]	3.73	0.00	0.00
October 1, 2009 to September 30, 2010	$7.93	(0.12)	1.69	0.00	0.00
October 1, 2008 to September 30, 2009	$8.51	(0.07)[4]	(0.51)	0.00	0.00
March 31, 2008[7] to September 30, 2008	$9.43	(0.05)	(0.87)	0.00	0.00
Class C
October 1, 2010 to May 31, 2011[8]	$9.32	(0.16)[4]	3.65	0.00	0.00
October 1, 2009 to September 30, 2010	$7.85	(0.16)[4]	1.63	0.00	0.00
October 1, 2008 to September 30, 2009	$8.48	(0.12)[4]	(0.51)	0.00	0.00
March 31, 2008[7] to September 30, 2008	$9.43	(0.09)	(0.86)	0.00	0.00
Administrator Class
October 1, 2010 to May 31, 2011[8]	$9.56	(0.09)[4]	3.75	0.00	0.00
October 1, 2009 to September 30, 2010	$8.08	(0.01)	1.49	0.00	0.00
October 1, 2008 to September 30, 2009	$8.53	(0.05)[4]	(0.40)	0.00	0.00
October 1, 2007 to September 30, 2008	$12.40	(0.07)	(3.70)	0.00	(0.06)
January 31, 2007[7] to September 30, 2007	$10.00	(0.06)	2.46	0.00	0.00
Institutional Class
October 1, 2010 to May 31, 2011[8]	$9.62	(0.07)[4]	3.78	0.00	0.00
October 1, 2009 to September 30, 2010	$8.00	(0.07)	1.69	0.00	0.00
October 1, 2008 to September 30, 2009	$8.53	(0.04)[4]	(0.49)	0.00	0.00
March 31, 2008[7] to September 30, 2008	$9.43	(0.03)	(0.87)	0.00	0.00

Please see footnotes on page 84

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	77

Distributions from Tax Basis Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Gross Expenses[1]	Net Expenses[1]

0.00	$27.87	(0.20)%	2.15%	2.00%	19.36%	48%	$5,754
0.00	$23.35	(0.04)%	2.23%	2.00%	7.15%	44%	$7,825
0.00	$21.96	0.43%	2.18%	1.99%	(6.03)%	48%	$10,839
0.00	$26.00	0.03%	2.17%	2.00%	(25.01)%	37%	$19,054
0.00	$40.68	(0.19)%	2.18%	2.00%	16.24%	36%	$41,273
0.00	$38.53	(0.19)%	2.17%	2.00%	8.21%	35%	$51,171

0.00	$28.43	(0.17)%	2.15%	2.00%	19.40%	48%	$3,383
0.00	$23.81	(0.05)%	2.23%	2.00%	7.10%	44%	$3,280
0.00	$22.43	0.41%	2.17%	2.00%	(6.02)%	48%	$2,958
0.00	$26.53	0.05%	2.15%	2.00%	(25.00)%	37%	$3,491
0.00	$41.38	(0.18)%	2.18%	2.00%	16.25%	36%	$6,504
0.00	$39.13	(0.19)%	2.17%	2.00%	8.20%	35%	$6,451

0.00	$29.78	0.84%	1.24%	1.00%	20.22%	48%	$386,429
0.00	$24.98	0.83%	1.29%	1.00%	8.18%	44%	$359,109
0.00	$23.47	1.41%	1.25%	1.00%	(5.09)%	48%	$596,298
0.00	$27.79	1.05%	1.24%	1.00%	(24.24)%	37%	$678,818
0.00	$43.03	0.81%	1.25%	1.00%	17.41%	36%	$1,084,181
0.00	$40.46	0.82%	1.24%	1.00%	9.30%	35%	$1,145,044

0.00	$13.76	0.05%	1.43%	1.00%	26.66%	58%	$142,660
0.00	$10.87	(0.01)%	1.43%	1.00%	13.58%	58%	$119,100
0.00	$9.67	0.36%	1.32%	1.00%	(7.00)%	61%	$515,569
(0.03)	$10.40	0.06%	1.30%	1.14%	(20.61)%	56%	$569,169
0.00	$14.89	(0.21)%	1.36%	1.20%	13.75%	67%	$757,352
0.00	$14.66	(0.14)%	1.31%	1.20%	6.93%	63%	$679,774

0.00	$13.12	(1.32)%	3.03%	1.45%	38.11%	59%	$3,425
0.00	$9.50	(1.17)%	4.65%	1.46%	19.80%	97%	$142
0.00	$7.93	(1.09)%	8.23%	1.45%	(6.82)%	147%	$44
0.00	$8.51	(1.05)%	4.16%	1.45%	(9.76)%	191%	$14

0.00	$12.81	(2.05)%	3.83%	2.20%	37.30%	59%	$516
0.00	$9.32	(1.93)%	5.40%	2.22%	18.85%	97%	$58
0.00	$7.85	(1.84)%	7.93%	2.20%	(7.43)%	147%	$8
0.00	$8.48	(1.82)%	4.85%	2.20%	(10.07)%	191%	$9

0.00	$13.22	(1.08)%	2.41%	1.20%	38.28%	59%	$1,915
0.00	$9.56	(0.78)%	4.54%	1.20%	19.95%	97%	$51
0.00	$8.08	(0.79)%	6.89%	1.20%	(5.28)%	147%	$17
(0.04)	$8.53	(0.76)%	3.87%	1.20%	(30.63)%	191%	$59
0.00	$12.40	(0.80)%	10.20%	1.20%	24.00%	125%	$18

0.00	$13.33	(0.82)%	1.98%	0.95%	38.57%	59%	$8,170
0.00	$9.62	(0.67)%	4.32%	0.95%	20.40%	97%	$10
0.00	$8.00	(0.58)%	6.74%	0.95%	(6.33)%	147%	$8
0.00	$8.53	(0.56)%	3.64%	0.95%	(9.54)%	191%	$9

78	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Emerging Growth Fund (continued)
Investor Class
October 1, 2010 to May 31, 2011[8]	$9.47	(0.11)[4]		3.71	0.00	0.00
October 1, 2009 to September 30, 2010	$7.91	(0.09)		1.65	0.00	0.00
October 1, 2008 to September 30, 2009	$8.49	(0.07)[4]		(0.51)	0.00	0.00
October 1, 2007 to September 30, 2008	$12.38	(0.13)		(3.66)	0.00	(0.06)
January 31, 2007[7] to September 30, 2007	$10.00	(0.05)		2.43	0.00	0.00

Equity Value Fund
Class A
October 1, 2010 to May 31, 2011[8]	$11.62	0.02		2.35	(0.04)	0.00
October 1, 2009 to September 30, 2010	$10.76	0.04		0.92	(0.10)	0.00
October 1, 2008 to September 30, 2009	$11.79	0.12	[4]	(1.03)	(0.12)	(0.00)[5]
October 1, 2007 to September 30, 2008	$17.53	0.17	[4]	(4.62)	(0.12)	(1.17)
October 1, 2006 to September 30, 2007	$15.12	0.12	[4]	2.77	(0.10)	(0.38)
October 1, 2005 to September 30, 2006	$13.82	0.09		1.32	(0.08)	(0.03)
Class B
October 1, 2010 to May 31, 2011[8]	$11.56	(0.05)[4]		2.34	0.00	0.00
October 1, 2009 to September 30, 2010	$10.67	(0.05)[4]		0.94	0.00	0.00
October 1, 2008 to September 30, 2009	$11.63	0.06	[4]	(1.02)	0.00	(0.00)[5]
October 1, 2007 to September 30, 2008	$17.31	0.06	[4]	(4.57)	0.00	(1.17)
October 1, 2006 to September 30, 2007	$14.95	0.00	[4]	2.74	0.00	(0.38)
October 1, 2005 to September 30, 2006	$13.69	0.00		1.29	0.00	(0.03)
Class C
October 1, 2010 to May 31, 2011[8]	$11.47	(0.04)		2.31	0.00	0.00
October 1, 2009 to September 30, 2010	$10.63	(0.04)		0.90	(0.02)	0.00
October 1, 2008 to September 30, 2009	$11.61	0.06	[4]	(1.02)	(0.02)	(0.00)[5]
October 1, 2007 to September 30, 2008	$17.29	0.05	[4]	(4.56)	0.00	(1.17)
October 1, 2006 to September 30, 2007	$14.95	0.00	[4]	2.74	(0.02)	(0.38)
October 1, 2005 to September 30, 2006	$13.69	(0.01)		1.30	0.00	(0.03)
Administrator Class
October 1, 2010 to May 31, 2011[8]	$11.84	0.05		2.39	(0.07)	0.00
October 1, 2009 to September 30, 2010	$10.94	0.06	[4]	0.96	(0.12)	0.00
October 1, 2008 to September 30, 2009	$12.01	0.15	[4]	(1.06)	(0.16)	(0.00)[5]
October 1, 2007 to September 30, 2008	$17.82	0.20	[4]	(4.70)	(0.14)	(1.17)
October 1, 2006 to September 30, 2007	$15.36	0.16	[4]	2.82	(0.14)	(0.38)
October 1, 2005 to September 30, 2006	$13.96	0.14		1.33	(0.04)	(0.03)
Institutional Class
October 1, 2010 to May 31, 2011[8]	$11.84	0.06	[4]	2.40	(0.10)	0.00
October 1, 2009 to September 30, 2010	$10.95	0.09		0.95	(0.15)	0.00
October 1, 2008 to September 30, 2009	$12.03	0.17	[4]	(1.06)	(0.19)	(0.00)[5]
October 1, 2007 to September 30, 2008	$17.84	0.24	[4]	(4.70)	(0.18)	(1.17)
October 1, 2006 to September 30, 2007	$15.36	0.19	[4]	2.82	(0.15)	(0.38)
October 1, 2005 to September 30, 2006	$15.17	0.01		0.18	0.00	0.00

Index Fund[10]
Class A
August 1, 2010 to May 31, 2011[9]	$40.42	0.56		8.77	(0.70)	(1.88)
August 1, 2009 to July 31, 2010	$41.72	0.64		4.89	(0.63)	(6.20)
August 1, 2008 to July 31, 2009	$56.53	0.91		(12.80)	(0.91)	(2.01)
August 1, 2007 to July 31, 2008	$65.01	1.04		(8.50)	(1.02)	0.00
August 1, 2006 to July 31, 2007	$57.04	0.86		7.96	(0.85)	0.00
August 1, 2005 to July 31, 2006	$55.13	0.76		1.88	(0.73)	0.00
Class B
August 1, 2010 to May 31, 2011[9]	$40.32	0.29	[4]	8.76	(0.26)	(1.88)
August 1, 2009 to July 31, 2010	$41.63	0.28		4.88	(0.27)	(6.20)
August 1, 2008 to July 31, 2009	$56.42	0.63	[4]	(12.82)	(0.59)	(2.01)
August 1, 2007 to July 31, 2008	$64.86	0.57	[4]	(8.48)	(0.53)	0.00
August 1, 2006 to July 31, 2007	$56.90	0.41	[4]	7.91	(0.36)	0.00
August 1, 2005 to July 31, 2006	$55.01	0.34	[4]	1.89	(0.34)	0.00

Please see footnotes on page 84

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	79

Distributions from Tax Basis Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Gross Expenses[1]	Net Expenses[1]

0.00	$13.07	(1.35)%	3.20%	1.49%	38.01%	59%	$15,626
0.00	$9.47	(1.22)%	4.85%	1.50%	19.72%	97%	$3,705
0.00	$7.91	(1.11)%	7.23%	1.49%	(6.83)%	147%	$2,862
(0.04)	$8.49	(1.05)%	3.92%	1.49%	(30.84)%	191%	$3,665
0.00	$12.38	(1.12)%	5.86%	1.49%	23.80%	125%	$3,242

0.00	$13.95	0.22%	1.32%	1.25%	20.39%	90%	$5,141
0.00	$11.62	0.32%	1.31%	1.25%	9.07%	122%	$4,428
0.00	$10.76	1.28%	1.37%	1.25%	(7.48)%	142%	$4,408
0.00	$11.79	1.14%	1.36%	1.25%	(27.24)%	152%	$4,868
0.00	$17.53	0.73%	1.35%	1.25%	19.50%	108%	$5,714
0.00	$15.12	0.71%	1.52%	1.25%	10.23%	107%	$4,537

0.00	$13.85	(0.55)%	2.07%	2.00%	19.81%	90%	$381
0.00	$11.56	(0.44)%	2.08%	2.00%	8.34%	122%	$506
0.00	$10.67	0.66%	2.13%	2.00%	(8.25)%	142%	$724
0.00	$11.63	0.39%	2.11%	2.00%	(27.77)%	152%	$1,502
0.00	$17.31	(0.01)%	2.10%	2.00%	18.61%	108%	$3,077
0.00	$14.95	(0.04)%	2.27%	2.00%	9.43%	107%	$2,682

0.00	$13.74	(0.52)%	2.08%	2.00%	19.79%	90%	$1,021
0.00	$11.47	(0.45)%	2.08%	2.00%	8.09%	122%	$606
0.00	$10.63	0.63%	2.13%	2.00%	(8.18)%	142%	$647
0.00	$11.61	0.38%	2.10%	2.00%	(27.80)%	152%	$997
0.00	$17.29	(0.01)%	2.10%	2.00%	18.60%	108%	$974
0.00	$14.95	(0.03)%	2.27%	2.00%	9.43%	107%	$417

0.00	$14.21	0.47%	1.16%	1.00%	20.62%	90%	$123,303
0.00	$11.84	0.56%	1.14%	1.00%	9.40%	122%	$121,656
0.00	$10.94	1.58%	1.19%	1.00%	(7.24)%	142%	$156,382
0.00	$12.01	1.37%	1.16%	1.00%	(27.05)%	152%	$183,379
0.00	$17.82	0.98%	1.17%	1.00%	19.80%	108%	$85,370
0.00	$15.36	0.96%	1.34%	1.00%	10.60%	107%	$71,801

0.00	$14.20	0.72%	0.90%	0.75%	20.84%	90%	$96,750
0.00	$11.84	0.82%	0.88%	0.75%	9.65%	122%	$73,445
0.00	$10.95	1.82%	0.93%	0.75%	(7.13)%	142%	$60,014
0.00	$12.03	1.63%	0.91%	0.75%	(26.84)%	152%	$64,824
0.00	$17.84	1.13%	0.90%	0.75%	20.01%	108%	$62,639
0.00	$15.36	0.82%	0.97%	0.65%	1.25%	107%	$10

0.00	$47.17	1.53%	0.67%	0.56%	23.66%	3%	$388,113
0.00	$40.42	1.49%	1.00%	0.60%	13.29%	7%	$358,953
0.00	$41.72	2.22%	1.05%	0.52%	(20.30)%	6%	$172,687
0.00	$56.53	1.64%	0.90%	0.50%	(11.60)%	7%	$262,336
0.00	$65.01	1.35%	0.88%	0.57%	15.51%	14%	$366,413
0.00	$57.04	1.35%	0.96%	0.57%	4.82%	6%	$241,533

0.00	$47.23	0.78%	1.42%	1.31%	22.90%	3%	$19,894
0.00	$40.32	0.69%	1.76%	1.35%	12.44%	7%	$26,295
0.00	$41.63	1.51%	1.79%	1.26%	(20.91)%	6%	$28,008
0.00	$56.42	0.89%	1.66%	1.26%	(12.26)%	7%	$68,025
0.00	$64.86	0.65%	1.63%	1.32%	14.65%	14%	$113,488
0.00	$56.90	0.60%	1.69%	1.32%	4.05%	6%	$141,090

80	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Index Fund[10] (continued)
Class C
August 1, 2010 to May 31, 2011[9]	$40.32	0.27		8.78	(0.22)	(1.88)
August 1, 2009 to July 31, 2010	$41.62	0.30		4.88	(0.28)	(6.20)
August 1, 2008 to July 31, 2009	$56.36	0.59		(12.76)	(0.56)	(2.01)
August 1, 2007 to July 31, 2008	$64.80	0.55		(8.44)	(0.55)	0.00
August 1, 2006 to July 31, 2007	$56.87	0.40	[4]	7.90	(0.37)	0.00
August 1, 2005 to July 31, 2006	$54.99	0.33		1.89	(0.34)	0.00
Administrator Class
August 1, 2010 to May 31, 2011[9]	$40.56	0.67		8.82	(0.72)	(1.88)
August 1, 2009 to July 31, 2010	$41.88	0.87	[4]	4.76	(0.75)	(6.20)
August 1, 2008 to July 31, 2009	$56.88	1.02	[4]	(12.90)	(1.11)	(2.01)
August 1, 2007 to July 31, 2008	$65.42	1.20	[4]	(8.54)	(1.20)	0.00
August 1, 2006 to July 31, 2007	$57.40	1.02		8.01	(1.01)	0.00
August 1, 2005 to July 31, 2006	$55.47	0.90	[4]	1.90	(0.87)	0.00
Investor Class[11]
August 1, 2010 to May 31, 2011[9]	$40.48	0.60		8.80	(0.70)	(1.88)
July 16, 2010[7] to July 31, 2010	$39.19	0.03		1.26	0.00	0.00

International Value Fund
Class A
October 1, 2010 to May 31, 2011[8]	$12.58	0.22	[4]	1.46	(0.23)	0.00
October 1, 2009 to September 30, 2010	$12.67	0.23	[4]	(0.17)	(0.15)	0.00
October 1, 2008 to September 30, 2009	$12.66	0.23	[4]	0.22	(0.44)	0.00
October 1, 2007 to September 30, 2008	$20.21	0.51	[4]	(7.24)	(0.36)	(0.46)
October 1, 2006 to September 30, 2007	$16.75	0.48	[4]	3.07	(0.08)	(0.01)
October 1, 2005 to September 30, 2006	$14.13	0.35	[4]	2.32	0.00	(0.05)
Class B
October 1, 2010 to May 31, 2011[8]	$12.42	0.11	[4]	1.49	(0.08)	0.00
October 1, 2009 to September 30, 2010	$12.57	0.12	[4]	(0.14)	(0.13)	0.00
October 1, 2008 to September 30, 2009	$12.42	0.14	[4]	0.25	(0.24)	0.00
October 1, 2007 to September 30, 2008	$19.82	0.38	[4]	(7.11)	(0.21)	(0.46)
October 1, 2006 to September 30, 2007	$16.55	0.27	[4]	3.09	(0.08)	(0.01)
October 1, 2005 to September 30, 2006	$14.09	0.24	[4]	2.27	0.00	(0.05)
Class C
October 1, 2010 to May 31, 2011[8]	$12.33	0.15	[4]	1.44	(0.13)	0.00
October 1, 2009 to September 30, 2010	$12.51	0.15		(0.18)	(0.15)	0.00
October 1, 2008 to September 30, 2009	$12.44	0.15	[4]	0.23	(0.31)	0.00
October 1, 2007 to September 30, 2008	$19.90	0.38	[4]	(7.13)	(0.25)	(0.46)
October 1, 2006 to September 30, 2007	$16.54	0.30	[4]	3.07	0.00	(0.01)
October 1, 2005 to September 30, 2006	$14.09	0.21	[4]	2.29	0.00	(0.05)
Administrator Class
October 1, 2010 to May 31, 2011[8]	$12.52	0.24	[4]	1.46	(0.27)	0.00
October 1, 2009 to September 30, 2010	$12.68	0.25		(0.15)	(0.26)	0.00
October 1, 2008 to September 30, 2009	$12.69	0.25	[4]	0.20	(0.46)	0.00
October 1, 2007 to September 30, 2008	$20.23	0.58	[4]	(7.27)	(0.39)	(0.46)
October 1, 2006 to September 30, 2007	$16.65	0.44	[4]	3.15	0.00	(0.01)
October 1, 2005 to September 30, 2006	$14.15	0.32	[4]	2.34	(0.11)	(0.05)
Institutional Class
October 1, 2010 to May 31, 2011[8]	$12.58	0.28		1.44	(0.32)	0.00
October 1, 2009 to September 30, 2010	$12.71	0.32		(0.20)	(0.25)	0.00
October 1, 2008 to September 30, 2009	$12.72	0.28	[4]	0.20	(0.49)	0.00
October 1, 2007 to September 30, 2008	$20.28	0.62	[4]	(7.31)	(0.41)	(0.46)
October 1, 2006 to September 30, 2007	$16.67	0.46	[4]	3.16	0.00	(0.01)
August 31, 2006[7] to September 30, 2006	$16.52	0.01	[4]	0.14	0.00	0.00

Please see footnotes on page 84

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	81

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income	Gross Expenses[1]	Net Expenses[1]

$47.27	0.78%	1.42%	1.31%	22.89%	3%	$80,981
$40.32	0.68%	1.76%	1.35%	12.44%	7%	$81,848
$41.62	1.48%	1.80%	1.27%	(20.91)%	6%	$89,159
$56.36	0.89%	1.65%	1.25%	(12.25)%	7%	$137,044
$64.80	0.63%	1.63%	1.32%	14.63%	14%	$175,657
$56.87	0.60%	1.69%	1.32%	4.04%	6%	$173,515

$47.45	1.84%	0.37%	0.25%	23.98%	3%	$1,709,455
$40.56	1.94%	0.63%	0.31%	13.55%	7%	$1,404,098
$41.88	2.49%	0.80%	0.27%	(20.09)%	6%	$115,745
$56.88	1.89%	0.65%	0.25%	(11.37)%	7%	$212,661
$65.42	1.62%	0.63%	0.32%	15.80%	14%	$340,321
$57.40	1.60%	0.69%	0.32%	5.08%	6%	$255,492

$47.30	1.64%	0.74%	0.45%	23.78%	3%	$131,141
$40.48	2.13%	0.79%	0.45%	3.29%	7%	$111,126

$14.03	2.41%	1.55%	1.47%	13.55%	16%	$6,213
$12.58	1.92%	1.69%	1.46%	0.52%	27%	$6,792
$12.67	2.28%	1.68%	1.50%	4.82%	41%	$8,769
$12.66	3.04%	1.74%	1.50%	(34.48)%	23%	$16,903
$20.21	2.45%	1.64%	1.50%	21.20%	19%	$25,445
$16.75	2.26%	6.14%	1.41%	18.93%	31%	$1,900

$13.94	1.28%	2.32%	2.22%	12.97%	16%	$194
$12.42	0.99%	2.44%	2.21%	(0.16)%	27%	$339
$12.57	1.39%	2.44%	2.25%	3.82%	41%	$581
$12.42	2.24%	2.49%	2.25%	(34.97)%	23%	$951
$19.82	1.43%	2.40%	2.25%	20.32%	19%	$2,512
$16.55	1.52%	6.84%	2.19%	17.85%	31%	$1,110

$13.79	1.75%	2.30%	2.22%	13.00%	16%	$665
$12.33	1.11%	2.45%	2.21%	(0.21)%	27%	$665
$12.51	1.56%	2.43%	2.25%	3.90%	41%	$791
$12.44	2.29%	2.46%	2.25%	(34.99)%	23%	$799
$19.90	1.54%	2.40%	2.25%	20.36%	19%	$1,305
$16.54	1.38%	6.29%	2.14%	17.78%	31%	$312

$13.95	2.84%	1.38%	1.25%	13.73%	16%	$313,423
$12.52	2.26%	1.53%	1.21%	0.80%	27%	$259,768
$12.68	2.50%	1.50%	1.25%	4.89%	41%	$231,537
$12.69	3.50%	1.56%	1.25%	(34.30)%	23%	$206,603
$20.23	2.29%	1.47%	1.25%	21.55%	19%	$263,305
$16.65	1.94%	1.61%	1.24%	18.98%	31%	$138,269

$13.98	3.04%	1.11%	1.03%	13.92%	16%	$1,797
$12.58	2.51%	1.08%	1.01%	1.01%	27%	$1,518
$12.71	2.79%	1.23%	1.05%	5.15%	41%	$1,766
$12.72	3.83%	1.29%	1.05%	(34.22)%	23%	$786
$20.28	2.40%	1.20%	1.05%	21.70%	19%	$12
$16.67	1.08%	1.24%	0.94%	0.91%	31%	$10

82	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Small Company Growth Fund
Class A
October 1, 2010 to May 31, 2011[8]	$21.23	(0.15)	8.45	0.00	0.00
October 1, 2009 to September 30, 2010	$18.56	(0.21)[4]	2.88	0.00	0.00
October 1, 2008 to September 30, 2009	$18.38	(0.17)[4]	0.35	0.00	0.00
October 1, 2007 to September 30, 2008	$30.20	(0.24)[4]	(7.24)	0.00	(4.17)
October 1, 2006 to September 30, 2007	$30.50	(0.29)[4]	5.04	0.00	(5.05)
October 1, 2005 to September 30, 2006	$30.87	(0.28)[4]	2.22	0.00	(2.31)
Class B
October 1, 2010 to May 31, 2011[8]	$19.97	(0.29)[4]	7.95	0.00	0.00
October 1, 2009 to September 30, 2010	$17.58	(0.34)[4]	2.73	0.00	0.00
October 1, 2008 to September 30, 2009	$17.55	(0.25)[4]	0.28	0.00	0.00
October 1, 2007 to September 30, 2008	$29.24	(0.40)[4]	(6.95)	0.00	(4.17)
October 1, 2006 to September 30, 2007	$29.87	(0.50)[4]	4.92	0.00	(5.05)
October 1, 2005 to September 30, 2006	$30.51	(0.48)[4]	2.15	0.00	(2.31)
Class C
October 1, 2010 to May 31, 2011[8]	$20.19	(0.30)[4]	8.06	0.00	0.00
October 1, 2009 to September 30, 2010	$17.77	(0.34)[4]	2.76	0.00	0.00
October 1, 2008 to September 30, 2009	$17.73	(0.26)[4]	0.30	0.00	0.00
October 1, 2007 to September 30, 2008	$29.49	(0.39)[4]	(7.03)	0.00	(4.17)
October 1, 2006 to September 30, 2007	$30.08	(0.50)[4]	4.96	0.00	(5.05)
October 1, 2005 to September 30, 2006	$30.69	(0.48)[4]	2.18	0.00	(2.31)
Administrator Class
October 1, 2010 to May 31, 2011[8]	$21.70	(0.14)[4]	8.66	0.00	0.00
October 1, 2009 to September 30, 2010	$18.90	(0.16)[4]	2.96	0.00	0.00
October 1, 2008 to September 30, 2009	$18.68	(0.12)[4]	0.34	0.00	0.00
October 1, 2007 to September 30, 2008	$30.54	(0.19)[4]	(7.33)	0.00	(4.17)
October 1, 2006 to September 30, 2007	$30.73	(0.22)[4]	5.08	0.00	(5.05)
October 1, 2005 to September 30, 2006	$31.01	(0.18)[4]	2.21	0.00	(2.31)
Institutional Class
October 1, 2010 to May 31, 2011[8]	$21.81	(0.12)[4]	8.75	0.00	0.00
October 1, 2009 to September 30, 2010	$18.94	(0.05)[4]	2.92	0.00	0.00
October 1, 2008 to September 30, 2009	$18.70	(0.08)[4]	0.32	0.00	0.00
March 31, 2008[7] to September 30, 2008	$20.18	(0.05)[4]	(1.43)	0.00	0.00

Small Company Value Fund
Class A
October 1, 2010 to May 31, 2011[8]	$11.38	0.11	2.87	0.00	0.00
October 1, 2009 to September 30, 2010	$9.84	(0.02)	1.56	0.00	0.00
October 1, 2008 to September 30, 2009	$10.55	0.04 [4]	(0.71)	(0.04)	0.00
October 1, 2007 to September 30, 2008	$15.35	0.05 [4]	(3.36)	0.00	(1.49)
October 1, 2006 to September 30, 2007	$15.55	0.00 [4]	0.96	0.00	(1.16)
October 1, 2005 to September 30, 2006	$15.95	0.01 [4]	0.92	(0.01)	(1.32)
Class B
October 1, 2010 to May 31, 2011[8]	$10.59	0.04 [4]	2.67	0.00	0.00
October 1, 2009 to September 30, 2010	$9.20	(0.10)[4]	1.49	0.00	0.00
October 1, 2008 to September 30, 2009	$9.89	(0.01)[4]	(0.68)	0.00	0.00
October 1, 2007 to September 30, 2008	$14.59	(0.04)[4]	(3.17)	0.00	(1.49)
October 1, 2006 to September 30, 2007	$14.94	(0.12)[4]	0.93	0.00	(1.16)
October 1, 2005 to September 30, 2006	$15.48	(0.11)[4]	0.89	0.00	(1.32)
Class C
October 1, 2010 to May 31, 2011[8]	$10.59	0.02 [4]	2.69	0.00	0.00
October 1, 2009 to September 30, 2010	$9.20	(0.09)[4]	1.48	0.00	0.00
October 1, 2008 to September 30, 2009	$9.89	(0.02)[4]	(0.67)	0.00	0.00
October 1, 2007 to September 30, 2008	$14.59	(0.04)[4]	(3.17)	0.00	(1.49)
October 1, 2006 to September 30, 2007	$14.94	(0.12)[4]	0.93	0.00	(1.16)
October 1, 2005 to September 30, 2006	$15.48	(0.11)[4]	0.89	0.00	(1.32)

Please see footnotes on page 84

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	83

Distributions from Tax Basis Return of Capital	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Gross Expenses[1]	Net Expenses[1]

0.00	$29.53	(1.04)%	1.45%	1.44%	39.11%	70%	$7,201
0.00	$21.23	(1.05)%	1.50%	1.45%	14.39%	129%	$4,042
0.00	$18.56	(1.13)%	1.54%	1.44%	0.92%	169%	$2,408
(0.17)	$18.38	(1.09)%	1.53%	1.45%	(27.91)%	150%	$2,109
0.00	$30.20	(1.00)%	1.52%	1.45%	17.07%	138%	$3,270
0.00	$30.50	(0.89)%	1.52%	1.45%	6.52%	125%	$3,208

0.00	$27.63	(1.78)%	2.19%	2.19%	38.43%	70%	$380
0.00	$19.97	(1.83)%	2.24%	2.20%	13.54%	129%	$251
0.00	$17.58	(1.85)%	2.29%	2.19%	0.17%	169%	$312
(0.17)	$17.55	(1.85)%	2.28%	2.20%	(28.45)%	150%	$344
0.00	$29.24	(1.76)%	2.27%	2.20%	16.22%	138%	$750
0.00	$29.87	(1.58)%	2.27%	2.20%	5.66%	125%	$899

0.00	$27.95	(1.80)%	2.20%	2.19%	38.39%	70%	$1,736
0.00	$20.19	(1.81)%	2.24%	2.20%	13.62%	129%	$820
0.00	$17.77	(1.87)%	2.29%	2.19%	0.23%	169%	$605
(0.17)	$17.73	(1.85)%	2.23%	2.20%	(28.44)%	150%	$231
0.00	$29.49	(1.74)%	2.27%	2.20%	16.24%	138%	$324
0.00	$30.08	(1.58)%	2.27%	2.20%	5.73%	125%	$213

0.00	$30.22	(0.78)%	1.28%	1.20%	39.33%	70%	$177,938
0.00	$21.70	(0.82)%	1.32%	1.20%	14.76%	129%	$237,761
0.00	$18.90	(0.85)%	1.35%	1.19%	1.18%	169%	$229,380
(0.17)	$18.68	(0.84)%	1.34%	1.20%	(27.70)%	150%	$242,802
0.00	$30.54	(0.75)%	1.34%	1.20%	17.34%	138%	$487,994
0.00	$30.73	(0.58)%	1.33%	1.20%	6.80%	125%	$518,506

0.00	$30.44	(0.61)%	1.01%	0.95%	39.59%	70%	$91,704
0.00	$21.81	(0.25)%	1.05%	0.95%	14.98%	129%	$1,175
0.00	$18.94	(0.57)%	1.09%	0.95%	1.39%	169%	$9
0.00	$18.70	(0.59)%	1.08%	0.95%	(7.33)%	150%	$54,827

0.00	$14.36	1.07%	1.49%	1.42%	26.19%	47%	$26,222
0.00	$11.38	(0.21)%	1.65%	1.45%	15.53%	60%	$22,492
0.00	$9.84	0.55%	1.55%	1.45%	(6.14)%	99%	$20,202
0.00	$10.55	0.42%	1.52%	1.45%	(22.58)%	82%	$34,964
0.00	$15.35	(0.02)%	1.55%	1.45%	5.95%	69%	$66,379
0.00	$15.55	0.04%	1.44%	1.41%	6.06%	114%	$81,432

0.00	$13.30	0.45%	2.25%	2.17%	25.59%	47%	$1,340
0.00	$10.59	(0.99)%	2.40%	2.20%	14.98%	60%	$2,079
0.00	$9.20	(0.20)%	2.30%	2.20%	(6.88)%	99%	$2,792
0.00	$9.89	(0.33)%	2.31%	2.20%	(23.16)%	82%	$5,086
0.00	$14.59	(0.77)%	2.30%	2.20%	5.15%	69%	$10,413
0.00	$14.94	(0.71)%	2.18%	2.15%	5.24%	114%	$13,463

0.00	$13.30	0.29%	2.24%	2.17%	25.59%	47%	$2,150
0.00	$10.59	(0.94)%	2.40%	2.20%	14.98%	60%	$1,763
0.00	$9.20	(0.26)%	2.30%	2.20%	(6.88)%	99%	$1,437
0.00	$9.89	(0.33)%	2.30%	2.20%	(23.15)%	82%	$1,728
0.00	$14.59	(0.77)%	2.30%	2.20%	5.15%	69%	$3,754
0.00	$14.94	(0.71)%	2.18%	2.15%	5.24%	114%	$4,711

84	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income	Distributions from Net Realized Gains

Small Company Value Fund (continued)
Administrator Class
October 1, 2010 to May 31, 2011[8]	$11.55	0.12	[4]	2.93	0.00	0.00
October 1, 2009 to September 30, 2010	$9.94	(0.02)		1.63	0.00	0.00
October 1, 2008 to September 30, 2009	$10.69	0.06	[4]	(0.74)	(0.07)	0.00
October 1, 2007 to September 30, 2008	$15.54	0.08	[4]	(3.39)	(0.05)	(1.49)
October 1, 2006 to September 30, 2007	$15.69	0.04	[4]	0.98	(0.01)	(1.16)
October 1, 2005 to September 30, 2006	$16.08	0.04	[4]	0.92	(0.03)	(1.32)
Institutional Class
October 1, 2010 to May 31, 2011[8]	$11.55	0.13	[4]	2.95	0.00	0.00
July 30, 2010[7] to September 30, 2010	$11.26	0.02		0.27	0.00	0.00

1	Includes net expenses allocated from Master Portfolio(s) in which the Fund invests.

2	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

3	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Master Portfolio by the corresponding Master Portfolio’s portfolio turnover rate.

4	Calculated based upon average shares outstanding

5	Amount represents less than $0.005 per share.

6	On June 20, 2008, Class D were renamed to Investor Class.

7	Commencement of class operations

8	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

9	For the ten months ended May 31, 2011. The Fund changed its fiscal year end from July 31 to May 31, effective May 31, 2011.

10	After the close of business on July 16, 2010, the Fund acquired the net assets of Evergreen Equity Index Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 16, 2010 is that of Evergreen Equity Index Fund. The per share information has been adjusted to give effect to this transaction.

11	Investor Class of Evergreen Equity Index Fund, the accounting and performance survivor, did not exit prior to the reorganization. As a result, accounting and performance information for Investor Class commenced operation on July 16, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	85

Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[2]	Portfolio Turnover Rate[3]	Net Assets at End of Period (000’s omitted)
	Net Investment Income (Loss)	Gross Expenses[1]	Net Expenses[1]

$14.60	1.34%	1.33%	1.20%	26.41%	47%	$70,022
$11.55	(0.05)%	1.47%	1.20%	16.20%	60%	$60,081
$9.94	0.85%	1.37%	1.20%	(6.06)%	99%	$124,072
$10.69	0.71%	1.38%	1.20%	(22.33)%	82%	$252,275
$15.54	0.26%	1.37%	1.20%	6.28%	69%	$327,372
$15.69	0.26%	1.27%	1.19%	6.26%	114%	$272,787

$14.63	1.42%	1.02%	0.96%	26.67%	47%	$16
$11.55	1.02%	1.15%	1.00%	2.58%	60%	$10

86	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Fund (“C&B Large Cap Value Fund”), Wells Fargo Advantage Diversified Equity Fund (“Diversified Equity Fund”), Wells Fargo Advantage Diversified Small Cap Fund (“Diversified Small Cap Fund”), Wells Fargo Advantage Emerging Growth Fund (“Emerging Growth Fund”), Wells Fargo Advantage Equity Value Fund (“Equity Value Fund”), Wells Fargo Advantage Index Fund (“Index Fund”), Wells Fargo Advantage International Value Fund (“International Value Fund”), Wells Fargo Advantage Small Company Growth Fund (“Small Company Growth Fund”) and Wells Fargo Advantage Small Company Value Fund (“Small Company Value Fund” ) (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

After the close of business on July 16, 2010, Index Fund acquired the net assets of Evergreen Equity Index Fund. Evergreen Equity Index Fund became the accounting and performance survivor in the transaction. As a result, the accounting and performance history of Evergreen Equity Index Fund has been carried forward in the financial statements of Index Fund contained herein. Evergreen Equity Index Fund invested in a portfolio of securities and did not operate as a gateway fund in a master/gateway structure.

The Funds each seek to achieve its investment objective by investing all investable assets in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements of selected Master Portfolios for the period ended May 31, 2011 are included this report and should be read in conjunction with each Fund’s financial statements, as applicable. As of May 31, 2011, the Funds own the following percentages of the Master Portfolios:

	C&B Large Cap Value Fund	Diversified Equity Fund	Diversified Small Cap Fund	Emerging Growth Fund	Equity Value Fund	Index Fund
Wells Fargo Advantage C&B Large Cap Value Portfolio	84%	10%	NA	NA	NA	NA
Wells Fargo Advantage Disciplined Value Portfolio	NA	61%	NA	NA	NA	NA
Wells Fargo Advantage Diversified Large Cap Growth Portfolio	NA	61%	NA	NA	NA	NA
Wells Fargo Advantage Emerging Growth Portfolio	NA	15%	42%	34%	NA	NA
Wells Fargo Advantage Equity Value Portfolio	NA	10%	NA	NA	54%	NA
Wells Fargo Advantage Index Portfolio	NA	5%	NA	NA	NA	92%
Wells Fargo Advantage International Equity Portfolio	NA	61%	NA	NA	NA	NA
Wells Fargo Advantage International Growth Portfolio	NA	14%	NA	NA	NA	NA
Wells Fargo Advantage International Index Portfolio	NA	61%	NA	NA	NA	NA
Wells Fargo Advantage International Value Portfolio	NA	5%	NA	NA	NA	NA
Wells Fargo Advantage Small Cap Value Portfolio	NA	22%	64%	NA	NA	NA
Wells Fargo Advantage Small Company Growth Portfolio	NA	4%	11%	NA	NA	NA
Wells Fargo Advantage Small Company Value Portfolio	NA	5%	15%	NA	NA	NA

Notes to Financial Statements	Wells Fargo Advantage Equity Gateway Funds	87

	International Value Fund	Small Company Growth Fund	Small Company Value Fund
Wells Fargo Advantage International Value Portfolio	91%	NA	NA
Wells Fargo Advantage Small Company Growth Portfolio	NA	83%	NA
Wells Fargo Advantage Small Company Value Portfolio	NA	NA	42%

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Futures contracts

Certain Funds may be subject to equity price risk in the normal course of pursuing its investment objectives. The Funds may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in the Funds and in each Master Portfolio. Realized gains or losses in the Funds and in each Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by the Funds and in each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

88	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements

Dividend income in each Master Portfolio is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Master Portfolio is informed of the ex-dividend date. Dividend income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio’s interest and dividend income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At May 31, 2011, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Undistributed Net Investment Income	Accumulated Net Realized Gains (Losses) on Investments	Paid-in Capital
C&B Large Cap Value Fund	$89,828	$(89,828)	$0
Diversified Equity Fund	456,917	533,909	(990,826)
Diversified Small Cap Fund	238,720	(238,720)	0
Emerging Growth Fund	104,212	(15,890)	(88,322)
Equity Value Fund	(13,865)	13,865	0
Index Fund	(382,957)	382,957	0
International Value Fund	1,173,366	(1,173,366)	0
Small Company Growth Fund	2,281,315	(432,218)	(1,849,097)
Small Company Value Fund	(515,682)	579,466	(63,784)

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At May 31, 2011, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Expiration
	2017	2018	2019
C&B Large Cap Value Fund	$34,537,147	$52,060,627	$16,296,879
Diversified Small Cap Fund	21,758,186	82,177,516	0
Emerging Growth Fund	1,015,913	303,910	0
Equity Value Fund	18,730,792	30,379,874	0
International Value Fund	8,318,503	39,532,291	4,562,291

Notes to Financial Statements	Wells Fargo Advantage Equity Gateway Funds	89

	Expiration
	2017	2018
Small Company Growth Fund	$19,480,604	$21,804,704
Small Company Value Fund	35,675,955	80,412,918

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, for each Fund (except for Diversified Equity Fund and Diversified Small Cap Fund) investments were only in the Master Portfolio(s) which were carried at fair value and designated as Level 2 inputs.

90	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements

As of May 31, 2011, the inputs used in valuing the assets of Diversified Equity Fund and Diversified Small Cap Fund, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Diversified Equity Fund

Equity securities
Affiliated Master Portfolios	$0	$490,882,484	$0	$490,882,484

Short-term investments
Corporate bonds and notes	0	0	430,602	430,602
Total	$0	$490,882,484	$430,602	$491,313,086

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Diversified Small Cap Fund

Equity securities
Affiliated Master Portfolios	$0	$141,930,897	$0	$141,930,897

Short-term investments
Corporate bonds and notes	0	0	824,549	824,549
Total	$0	$141,930,897	$824,549	$142,755,446

Further details on the major security types can be found in the Portfolio of Investments of each Master Portfolio.

Transfers in and transfers out are recognized at the end of the reporting period. For the period ended May 31, 2011, the Funds did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

	Diversified Equity Fund	Diversified Small Cap Fund
Corporate bonds and notes
Balance as of September 30, 2010	$0	$0
Accrued discounts (premiums)	0	0
Realized gains (losses)	0	0
Change in unrealized gains (losses)	0	0
Purchases	0	0
Sales	0	0
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Transfers in from affiliated Master Portfolio	430,602	824,549
Balance as of May 31, 2011	$430,602	$824,549
Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$0	$0

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds.

Notes to Financial Statements	Wells Fargo Advantage Equity Gateway Funds	91

For each Fund that invests all of its assets in a single Master Portfolio, Funds Management does not currently receive an advisory fee. For each Fund that invests in multiple Master Portfolios, Funds Management is the adviser and is entitled to receive an annual advisory fee of 0.25% of each Fund’s average daily net assets for providing such advisory services, including the determination of the asset allocations of each Fund’s investments in the various Master Portfolios.

Each Fund that invests its assets in one or more Master Portfolio may withdraw all of its investments from its corresponding Master Portfolio(s) and invest directly in securities at any time if the Board of Trustees determines that it is in the best interest of the Fund to do so. Upon such redemption and subsequent direct investment in a portfolio of securities, Funds Management (and the corresponding sub-adviser, if any) may receive an advisory fee for the direct management of those assets.

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each Fund as follows:

	Class-level Administration Fee
Class A, Class B, Class C	0.26	%*
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.33	**

*	Prior to July 19, 2010, the class level administration fee for Class A, Class B and Class C was 0.28%.
**	Prior to July 19, 2010, the class level administration fee for Investor Class was 0.38%.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Prior to July 19, 2010, Evergreen Equity Index Fund, the predecessor fund of Index Fund, paid Evergreen Investment Services Company, LLC, a subsidiary of Wells Fargo, a transfer and dividend disbursing agent fee.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares.

For the period ended May 31, 2011, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges
		Class A	Class B	Class C
C&B Large Cap Value Fund	$1,912	$0	$3,585	$128
Diversified Equity Fund	4,999	0	6,328	267
Emerging Growth Fund	1,567	0	NA	0

92	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements

	Front-end sales charges Class A	Contingent deferred sales charges
		Class A	Class B	Class C
Equity Value Fund	$445	$0	$699	$0
Index Fund	4,154	628	12,798	213
International Value Fund	484	0	116	3
Small Company Growth Fund	2,247	0	131	116
Small Company Value Fund	1,580	0	228	80

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class. Administrator Class of each Fund is also charged a fee at an annual rate of 0.25% of its average daily net assets, except Administrator Class of Index Fund which is charged a fee at an annual rate of 0.10% of its average daily net assets.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, exclusive of short-term securities (securities with maturities of one year or less at purchase date), for the period ended May 31, 2011 were as follows:

	Purchases at Cost*	Sales Proceeds*
C&B Large Cap Value Fund	$57,808,718	$96,894,590
Diversified Equity Fund	249,621,044	248,060,108
Diversified Small Cap Fund	93,645,456	84,619,787
Emerging Growth Fund	24,733,866	9,754,282
Equity Value Fund	194,683,541	232,851,333
Index Fund	71,876,327	118,024,249
International Value Fund	62,741,922	50,601,715
Small Company Growth Fund	184,028,794	238,798,534
Small Company Value Fund	53,224,192	38,225,799

*	The Funds seeks to achieve their investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Funds’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

6. ACQUISITIONS

After the close of business on July 16, 2010, Diversified Equity Fund acquired the net assets of Wells Fargo Advantage Growth Equity Fund. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. Shareholders holding Class A, Class B, Class C, Administrator Class and Institutional Class shares of Wells Fargo Advantage Growth Equity Fund received Class A, Class B, Class C, Administrator Class and Administrator Class shares, respectively, of Diversified Equity Fund in the reorganization. The acquisition was accomplished by a tax-free exchange of all of the shares of Wells Fargo Advantage Growth Equity Fund for 4,232,997 shares of Diversified Equity Fund valued at $97,176,430 at an exchange ratio of 0.43, 0.34, 0.37, 0.45, and 0.45 for Class A, Class B, Class C, Administrator Class and Administrator Class shares, respectively. The investment portfolio of Wells Fargo Advantage Growth Equity Fund with a fair value of $97,257,117, identified cost of $94,788,723 and unrealized gains of $2,468,394 at July 16, 2010 were the principal assets acquired by Diversified Equity Fund. The aggregate net assets of Wells Fargo Advantage Growth Equity Fund and Diversified Equity Fund immediately prior to the acquisition were $97,176,430 and $378,307,932, respectively. The aggregate net assets of Diversified Equity Fund immediately after the acquisition were $475,484,362. For financial reporting purposes, assets received and shares issued by Diversified Equity Fund were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Growth Equity Fund was carried forward to align

Notes to Financial Statements	Wells Fargo Advantage Equity Gateway Funds	93

ongoing reporting Diversified Equity Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed October 1, 2009, the beginning of the annual reporting period for Diversified Equity, the pro forma results of operations for the year ended September 30, 2010 would have been:

Net investment income	$3,978,785
Net realized and unrealized gains on investments	$35,855,587
Net increase in net assets resulting from operations	$39,834,372

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Growth Equity Fund that have been included in Diversified Equity Fund’s Statement of Operations since July 19, 2010.

After the close of business July 16, 2010, the Index Fund, which is the legal survivor, acquired the net assets of Evergreen Equity Index Fund, the accounting and performance survivor. The purpose of the transaction was to combine two funds with similar investment objectives and strategies. The acquisition was accomplished by a tax-free exchange of all of the shares of Evergreen Equity Index Fund. Shareholders holding Class A, Class B, Class C, Class I and Class IS shares of Evergreen Equity Index Fund received Class A, Class B, Class C, Administrator Class and Class A, respectively, of the Index Fund in the reorganization. The exchange ratio and number of shares issued to the Evergreen Equity Index Fund were as follows:

Acquired Fund	Exchange Ratio	Number of Shares Issued
Evergreen Equity Index Fund	0.84	4,268.353	Class A
	0.83	559,413	Class B
	0.84	2,053,271	Class C
	0.83	1,774,390	Administrator Class

The investment portfolio of the Index Fund with a fair value of $1,591,379,476, identified cost of $1,453,712,899 and unrealized gains of $137,666,577 at July 16, 2010 was the principal assets acquired by the accounting and performance survivor. The shares and net assets of the Index Fund immediately prior to the acquisition were 40,646,939 shares and $1,592,296,663, respectively. The aggregate net assets of Evergreen Equity Index Fund immediately prior to the acquisition was $338,122,147. The aggregate net assets of the Index Fund immediately after the acquisition was $1,930,418,810. For financial reporting purposes, assets received and shares issued by the Index Fund were recorded at fair value; however, the cost basis of the investments received from the Index Fund was carried forward to align ongoing reporting the Index Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Assuming the acquisition had been completed August 1, 2009, the beginning of the annual reporting period for the Index Fund, the pro forma results of operations for the year ended July 31, 2010 would have been:

Net investment income	$33,097,370
Net realized and unrealized gains on investments	$219,667,075
Net increase in net assets resulting from operations	$252,764,445

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Index Fund that have been included in the Statement of Operations since July 19, 2010.

7. BANK BORROWINGS

The Trust (excluding Diversified Equity Fund, the money market funds and certain funds in the Trust) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company. Diversified Equity Fund and certain other funds in the Trust are party to a $25,000,000 revolving credit agreement with the Bank of New York Mellon. Under each credit agreement, the Funds are each permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under each credit

94	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements

agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement with State Street Bank and Trust Company, the applicable Funds pay an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Under the Credit Agreement with Bank of New York Mellon, Diversified Equity Fund and certain other funds in the Trust pay an annual commitment fee equal to 0.15% of the unused balance, which is allocated pro rata.

For the period ended May 31, 2011, there were no borrowings by the Funds under the agreements.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the following periods ended were as follows:

	Ordinary Income			Long-Term Capital Gain
	Period ended May 31, 2011*	Year ended September 30, 2010	Year ended September 30, 2009	Period ended May 31, 2011*	Year ended September 30, 2010	Year ended September 30, 2009
C&B Large Cap Value Fund	$4,461,488	$6,045,033	$8,256,609	$0	$0	$4,006
Diversified Equity Fund	3,597,692	6,617,751	9,458,179	0	0	54,590,740
Diversified Small Cap Fund	80,348	1,273,368	85,184	0	0	0
Equity Value Fund	1,276,703	2,515,925	3,676,695	0	0	7,363
International Value Fund	5,789,567	4,881,155	8,519,654	0	0	0
Small Company Value Fund	0	0	1,813,343	0	0	0

*	For the eight months ended May 31, 2011. The Fund changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

For Index Fund, the tax character of distributions paid during the Fund’s tax year ended May 31, 2011, May 31, 2010 and May 31, 2009 were as follows:

	Ordinary Income			Long-Term Capital Gain
	2011	2010	2009	2011	2010	2009
Index Fund	$34,195,828	$27,790,000	$34,853,928	$89,772,462	$0	$49,077,594

As of May 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Gains (Losses)	Capital Loss Carryforward
C&B Large Cap Value Fund	$1,465,277	$0	$52,332,189	$(102,894,653)
Diversified Equity Fund	1,848,187	24,170,097	46,288,904	0
Diversified Small Cap Fund	171,816	0	19,147,142	(103,935,702)
Emerging Growth Fund	0	0	2,474,347	(1,319,823)
Equity Value Fund	483,524	0	28,186,584	(49,110,666)
Index Fund	18,486,072	46,837,794	592,590,974	0
International Value Fund	6,365,573	0	(5,897,838)	(52,413,085)
Small Company Growth Fund	0	0	30,001,712	(41,285,308)
Small Company Value Fund	796,826	0	12,779,063	(116,088,873)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

Notes to Financial Statements	Wells Fargo Advantage Equity Gateway Funds	95

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of May 31, 2011, management of the Funds is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

96	Wells Fargo Advantage Equity Gateway Funds	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage C&B Large Cap Value Fund, Wells Fargo Advantage Diversified Equity Fund, Wells Fargo Advantage Diversified Small Cap Fund, Wells Fargo Advantage Emerging Growth Fund, Wells Fargo Advantage Equity Value Fund, Wells Fargo Advantage Index Fund, Wells Fargo Advantage International Value Fund, Wells Fargo Advantage Small Company Growth Fund, and Wells Fargo Advantage Small Company Value Fund, nine of the funds constituting the Wells Fargo Funds Trust (collectively the “Funds”), as of May 31, 2011, and the related statements of operations, statements of changes in net assets, and the financial highlights for the years or periods presented. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of May 31, 2011 by examination of the underlying Master Portfolios and confirmation of securities owned with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of May 31, 2011, the results of their operations, changes in their net assets, and the financial highlights for the years or periods presented, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 29, 2011

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	97

C&B LARGE CAP VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 96.24%

Consumer Discretionary: 17.30%

Hotels, Restaurants & Leisure: 5.50%
Carnival Corporation	193,800	$7,521,378
Darden Restaurants Incorporated«	114,770	5,813,101
McDonald’s Corporation	122,200	9,964,188

		23,298,667

Household Durables: 2.36%
NVR Incorporated†«	13,426	10,015,796

Media: 3.35%
Omnicom Group Incorporated«	303,000	14,171,310

Multiline Retail: 2.82%
Kohl’s Corporation	224,400	11,947,056

Specialty Retail: 2.33%
Best Buy Company Incorporated«	310,620	9,865,291

Textiles, Apparel & Luxury Goods: 0.94%
VF Corporation«	39,735	3,960,387

Consumer Staples: 11.74%

Beverages: 3.98%
Coca-Cola Enterprises Incorporated	240,940	6,960,757
Diageo plc ADR«	116,430	9,907,029

		16,867,786

Household Products: 5.95%
Colgate-Palmolive Company	134,030	11,731,646
Henkel AG & Company KGaA ADR«	74,614	4,329,850
Kimberly-Clark Corporation	134,000	9,152,200

		25,213,696

Personal Products: 1.81%
Avon Products Incorporated«	257,710	7,656,564

Energy: 6.12%

Oil, Gas & Consumable Fuels: 6.12%
Chevron Corporation	86,120	9,034,849
Exxon Mobil Corporation	202,470	16,900,171

		25,935,020

Financials: 19.74%

Capital Markets: 2.90%
State Street Corporation	268,000	12,266,360

Consumer Finance: 5.07%
American Express Company	232,500	11,997,000
Western Union Company	462,000	9,498,720

		21,495,720

98	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

C&B LARGE CAP VALUE PORTFOLIO

Security Name	Shares	Value

Diversified Financial Services: 4.74%
Bank of America Corporation	608,400	$7,148,700
JPMorgan Chase & Company	298,500	12,907,140

		20,055,840

Insurance: 7.03%
Allstate Corporation	157,100	4,929,798
Axis Capital Holdings Limited	219,000	7,213,860
Chubb Corporation	106,800	7,005,012
Willis Group Holdings	256,100	10,628,150

		29,776,820

Health Care: 11.66%

Health Care Equipment & Supplies: 3.62%
Baxter International Incorporated	157,500	9,374,400
Becton Dickinson & Company«	68,000	5,953,400

		15,327,800

Health Care Providers & Services: 4.79%
Cardinal Health Incorporated	170,700	7,753,194
Quest Diagnostics Incorporated	214,550	12,534,011

		20,287,205

Pharmaceuticals: 3.25%
Johnson & Johnson	204,350	13,750,712

Industrials: 14.24%

Aerospace & Defense: 1.98%
Raytheon Company	166,300	8,378,194

Air Freight & Logistics: 1.48%
United Parcel Service Incorporated Class B	85,100	6,253,999

Commercial Services & Supplies: 5.44%
Avery Dennison Corporation	190,400	8,061,536
Cintas Corporation«	166,070	5,455,400
Republic Services Incorporated«	302,000	9,519,040

		23,035,976

Industrial Conglomerates: 3.05%
3M Company	70,700	6,672,666
Tyco International Limited	126,430	6,239,321

		12,911,987

Machinery: 2.29%
Illinois Tool Works Incorporated	169,500	9,715,740

Information Technology: 11.38%

Electronic Equipment & Instruments: 6.22%
Flextronics International Limited†«	1,264,800	9,157,152

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	99

C&B LARGE CAP VALUE PORTFOLIO

Security Name			Shares	Value

Electronic Equipment & Instruments (continued)
Molex Incorporated Class A			287,320	$6,562,389
TE Connectivity Limited			288,170	10,613,301

				26,332,842

IT Services: 1.75%
Fiserv Incorporated†			114,800	7,406,896

Semiconductors & Semiconductor Equipment: 1.95%
Lam Research Corporation†			176,100	8,275,820

Software: 1.46%
Microsoft Corporation			247,400	6,187,474

Telecommunication Services: 2.59%

Wireless Telecommunication Services: 2.59%
Vodafone Group plc ADR			391,630	10,977,386

Utilities: 1.47%

Electric Utilities: 1.47%
Entergy Corporation			91,600	6,242,540

Total Common Stocks (Cost $334,854,035)				407,610,884

	Dividend Yield

Preferred Stocks: 1.43%

Consumer Staples: 1.43%

Household Products: 1.43%
Henkel AG & Company KGaA ADR«	1.56%		85,900	6,049,937

Total Preferred Stocks (Cost $3,589,099)				6,049,937

Short-Term Investments: 18.94%

	Interest Rate	Maturity Date	Principal

Corporate Bonds & Notes: 0.42%
Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	$1,641,385	691,516
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	1,974,754	1,105,862

				1,797,378

	Yield

Investment Companies: 18.52%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05		8,691,848	8,691,848
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.18		69,740,950	69,740,950
				78,432,798

Total Short-Term Investments (Cost $79,341,879)				80,230,176

Total Investments in Securities
(Cost $417,785,013)*	116.61%	493,890,997
Other Assets and Liabilities, Net	(16.61)	(70,390,090)

Total Net Assets	100.00%	$423,500,907

100	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

C&B LARGE CAP VALUE PORTFOLIO

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

±	Variable rate investments.

*	Cost for federal income tax purposes is $433,322,803 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$80,826,533
Gross unrealized depreciation	(20,258,339)

Net unrealized appreciation	$60,568,194

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	101

DISCIPLINED VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.44%

Consumer Discretionary: 7.74%

Auto Components: 0.37%
TRW Automotive Holdings Corporation†«	4,416	$251,138

Automobiles: 0.59%
Ford Motor Company†	26,323	392,739

Household Durables: 0.59%
Whirlpool Corporation	4,720	395,536

Media: 3.39%
Comcast Corporation Class A	20,163	508,914
DIRECTV Group Incorporated†	3,879	194,959
Dish Network Corporation†«	8,665	262,376
Gannett Company Incorporated	12,978	185,066
Time Warner Cable Incorporated	3,741	288,880
Time Warner Incorporated	8,047	293,152
Viacom Incorporated Class B	5,303	267,324
Walt Disney Company	6,400	266,432

		2,267,103

Multiline Retail: 1.20%
Kohl’s Corporation	3,663	195,018
Macy’s Incorporated	21,011	606,798

		801,816

Specialty Retail: 1.16%
AutoZone Incorporated†	1,425	418,950
Best Buy Company Incorporated	4,805	152,607
GameStop Corporation Class A†«	7,288	203,918

		775,475

Textiles, Apparel & Luxury Goods: 0.44%
VF Corporation«	2,933	292,332

Consumer Staples: 10.01%

Beverages: 0.57%
Coca-Cola Enterprises Incorporated	8,124	234,702
Constellation Brands Incorporated Class A†	6,716	147,483

		382,185

Food & Staples Retailing: 2.70%
CVS Caremark Corporation	7,479	289,363
Kroger Company	18,935	469,967
Safeway Incorporated«	9,315	230,081
Wal-Mart Stores Incorporated	14,763	815,213

		1,804,624

102	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

DISCIPLINED VALUE PORTFOLIO

Security Name	Shares	Value

Food Products: 2.57%
Archer Daniels Midland Company	14,114	$457,435
Bunge Limited«	3,596	267,722
Hormel Foods Corporation«	6,760	198,271
JM Smucker Company	2,472	195,980
Smithfield Foods Incorporated†	11,076	232,042
Tyson Foods Incorporated Class A«	19,185	364,899

		1,716,349

Household Products: 1.77%
Procter & Gamble Company	17,671	1,183,957

Personal Products: 0.41%
Herbalife Limited	4,854	273,183

Tobacco: 1.99%
Altria Group Incorporated	24,258	680,679
Lorillard Incorporated	2,069	238,514
Philip Morris International	5,718	410,267

		1,329,460

Energy: 12.22%

Oil, Gas & Consumable Fuels: 12.22%
Alpha Natural Resources Incorporated†«	3,544	194,176
Apache Corporation	5,269	656,517
Chevron Corporation	22,602	2,371,176
ConocoPhillips	9,109	666,961
Devon Energy Corporation	6,522	548,305
Exxon Mobil Corporation	1,629	135,973
Frontier Oil Corporation	11,746	350,736
Hess Corporation	5,505	435,060
Marathon Oil Corporation	14,746	798,791
Murphy Oil Corporation	5,665	390,262
Occidental Petroleum Corporation	3,471	374,347
Patterson-UTI Energy Incorporated	6,954	217,869
Tesoro Petroleum Corporation†	17,077	416,679
Valero Energy Corporation	22,153	609,208

		8,166,060

Financials: 24.23%

Capital Markets: 1.87%
Ameriprise Financial Incorporated	7,585	464,430
Goldman Sachs Group Incorporated	5,552	781,333

		1,245,763

Commercial Banks: 4.37%
BOK Financial Corporation«	3,966	210,238
Fifth Third Bancorp	25,725	335,969
Huntington Bancshares Incorporated	52,199	344,513
KeyCorp«	51,493	436,146
PNC Financial Services Group Incorporated	10,887	679,567
US Bancorp	35,767	915,635

		2,922,068

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	103

DISCIPLINED VALUE PORTFOLIO

Security Name	Shares	Value

Consumer Finance: 2.23%
Capital One Financial Corporation	13,184	$716,419
Discover Financial Services	13,341	318,049
SLM Corporation	26,754	455,888

		1,490,356

Diversified Financial Services: 7.11%
Bank of America Corporation	87,571	1,028,959
Berkshire Hathaway Incorporated Class B†	11,558	913,891
Citigroup Incorporated	17,601	724,273
JPMorgan Chase & Company	48,246	2,086,157

		4,753,280

Insurance: 5.51%
ACE Limited«	6,587	453,317
American Financial Group Incorporated	6,347	225,699
Assurant Incorporated	4,456	164,827
Hartford Financial Services Group Incorporated	12,876	343,145
Lincoln National Corporation«	15,049	441,688
MetLife Incorporated	4,606	203,125
Protective Life Corporation	6,654	160,628
Prudential Financial Incorporated	7,432	474,013
Reinsurance Group of America Incorporated	5,877	373,366
The Travelers Companies Incorporated	10,458	649,233
UnumProvident Corporation	7,382	194,220

		3,683,261

REIT: 3.14%
Annaly Capital Management Incorporated«	20,706	375,400
Brandywine Realty Trust«	13,534	172,694
CommonWealth REIT	8,848	230,933
Duke Realty Corporation	9,878	148,565
Hospitality Properties Trust	11,202	276,465
Liberty Property Trust«	5,204	187,656
Senior Housing Properties Trust	6,789	163,954
Simon Property Group Incorporated	1,674	197,632
Vornado Realty Trust«	3,526	346,888

		2,100,187

Health Care: 13.65%

Biotechnology: 1.39%
Amgen Incorporated†	3,946	238,891
Biogen Idec Incorporated†	5,241	496,480
Cephalon Incorporated†«	2,457	195,798

		931,169

Health Care Equipment & Supplies: 0.98%
Baxter International Incorporated	3,746	222,962
Teleflex Incorporated	3,468	215,363
Zimmer Holdings Incorporated†	3,179	215,409

		653,734

104	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

DISCIPLINED VALUE PORTFOLIO

Security Name	Shares	Value

Health Care Providers & Services: 3.26%
Aetna Incorporated	6,497	$283,789
CIGNA Corporation	6,459	322,240
Humana Incorporated	6,938	558,717
UnitedHealth Group Incorporated	20,656	1,011,111

		2,175,857

Life Sciences Tools & Services: 0.25%
Thermo Fisher Scientific Incorporated†	2,529	165,523

Pharmaceuticals: 7.77%
Eli Lilly & Company«	15,292	588,436
Johnson & Johnson	14,983	1,008,206
Merck & Company Incorporated	41,248	1,515,864
Pfizer Incorporated	97,098	2,082,752

		5,195,258

Industrials: 8.97%

Aerospace & Defense: 3.17%
General Dynamics Corporation	8,626	640,222
L-3 Communications Holdings Incorporated	2,911	237,683
Lockheed Martin Corporation	3,015	234,869
Northrop Grumman Corporation	9,375	612,094
Raytheon Company	7,824	394,173

		2,119,041

Commercial Services & Supplies: 0.79%
RR Donnelley & Sons Company	11,705	249,785
Towers Watson & Company	4,383	278,101

		527,886

Construction & Engineering: 0.39%
KBR Incorporated	7,093	264,711

Industrial Conglomerates: 2.35%
General Electric Company	80,161	1,574,362

Machinery: 0.78%
Timken Company	7,121	367,586
Wabco Holdings Incorporated†	2,209	151,427

		519,013

Road & Rail: 1.49%
CSX Corporation	9,969	790,542
Ryder System Incorporated	3,687	202,785

		993,327

Information Technology: 6.34%

Communications Equipment: 0.59%
Cisco Systems Incorporated	23,458	394,094

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	105

DISCIPLINED VALUE PORTFOLIO

Security Name	Shares	Value

Computers & Peripherals: 0.90%
Dell Incorporated†	13,468	$216,565
Hewlett-Packard Company	10,345	386,696

		603,261

Electronic Equipment & Instruments: 1.12%
Arrow Electronics Incorporated†	6,656	297,057
Tech Data Corporation†	4,653	220,413
Vishay Intertechnology Incorporated†«	14,809	235,019

		752,489

IT Services: 0.96%
Computer Sciences Corporation«	5,828	232,479
International Business Machines Corporation	2,432	410,838

		643,317

Semiconductors & Semiconductor Equipment: 1.71%
Applied Materials Incorporated	16,659	229,561
Avago Technologies Limited	4,202	141,986
Intel Corporation	34,158	768,897

		1,140,444

Software: 1.06%
Microsoft Corporation	28,255	706,658

Materials: 3.76%

Chemicals: 2.17%
Cabot Corporation	4,841	204,435
E.I. du Pont de Nemours & Company	8,946	476,822
Eastman Chemical Company	2,990	316,492
Huntsman Corporation«	12,995	246,255
PPG Industries Incorporated	2,345	208,002

		1,452,006

Metals & Mining: 0.30%
Steel Dynamics Incorporated	11,562	197,710

Paper & Forest Products: 1.29%
Domtar Corporation	3,340	342,283
International Paper Company	16,733	522,404

		864,687

Telecommunication Services: 4.64%

Diversified Telecommunication Services: 4.64%
AT&T Incorporated	61,089	1,927,969
Verizon Communications Incorporated	31,706	1,170,903

		3,098,872

106	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

DISCIPLINED VALUE PORTFOLIO

Security Name			Shares	Value

Utilities: 5.88%

Electric Utilities: 2.50%
Alliant Energy Corporation			5,736	$235,922
DPL Incorporated			7,861	237,166
Entergy Corporation			6,880	468,872
Pepco Holdings Incorporated			21,128	421,926
Pinnacle West Capital Corporation			6,721	304,192

				1,668,078

Gas Utilities: 0.40%
Energen Corporation			4,322	269,131

Independent Power Producers & Energy Traders: 0.79%
AES Corporation†			21,011	272,303
Constellation Energy Group Incorporated			6,789	252,415

				524,718

Multi-Utilities: 2.19%
Ameren Corporation			8,583	255,001
CMS Energy Corporation«			13,795	275,072
DTE Energy Company«			4,186	216,081
NiSource Incorporated«			24,258	492,437
OGE Energy Corporation			4,444	226,952

				1,465,543

Total Common Stocks (Cost $54,532,237)				65,127,761

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 12.20%

Corporate Bonds and Notes: 0.17%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$105,400	44,405
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	126,807	71,012

				115,417

	Yield		Shares

Investment Companies: 11.65%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.05		1,277,430	1,277,430
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.18		6,511,419	6,511,419

				7,788,849

			Principal

US Treasury Securities: 0.38%
US Treasury Bill^#	0.05	07/21/2011	$250,000	249,993

Total Short-Term Investments (Cost $8,097,206)				8,154,259

Total Investments in Securities
(Cost $62,629,443)*	109.64%	73,282,020
Other Assets and Liabilities, Net	(9.64)	(6,445,924)

Total Net Assets	100.00%	$66,836,096

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	107

DISCIPLINED VALUE PORTFOLIO

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

*	Cost for federal income tax purposes is $63,720,532 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$11,152,915
Gross unrealized depreciation	(1,591,427)

Net unrealized appreciation	$9,561,488

The accompanying notes are an integral part of these financial statements.

108	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.38%

Consumer Discretionary: 18.26%

Auto Components: 1.42%
Autoliv Incorporated«	7,644	$588,435
Johnson Controls Incorporated	57,410	2,273,436

		2,861,871

Automobiles: 0.77%
Ford Motor Company†	103,239	1,540,326

Hotels, Restaurants & Leisure: 3.77%
Arcos Dorados Holdings Incorporated	4,310	98,053
Cheesecake Factory Incorporated†«	23,048	732,235
Las Vegas Sands Corporation†	26,397	1,096,531
McDonald’s Corporation	12,500	1,019,250
Starbucks Corporation	98,174	3,611,821
Wynn Resorts Limited	7,000	1,025,640

		7,583,530

Internet & Catalog Retail: 4.78%
Amazon.com Incorporated†	24,931	4,903,678
Netflix Incorporated†«	2,200	595,760
Priceline.com Incorporated†	7,987	4,114,823

		9,614,261

Media: 3.54%
CBS Corporation Class B	38,712	1,082,000
DIRECTV Group Incorporated†	59,130	2,971,874
Walt Disney Company	73,739	3,069,755

		7,123,629

Multiline Retail: 1.13%
Dollar Tree Incorporated†	19,000	1,211,060
NU Skin Enterprises Incorporated Class A«	21,442	838,168
Target Corporation	4,500	222,885

		2,272,113

Specialty Retail: 2.14%
Abercrombie & Fitch Company Class A«	7,383	559,410
CarMax Incorporated†	34,000	1,008,440
Ctrip.com International Limited ADR†«	17,500	787,500
Dick’s Sporting Goods Incorporated†«	22,265	884,811
O’Reilly Automotive Incorporated†	6,000	360,660
Tiffany & Company	9,325	705,530

		4,306,351

Textiles, Apparel & Luxury Goods: 0.71%
Coach Incorporated	12,000	763,920
Nike Incorporated Class B	8,000	675,600

		1,439,520

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	109

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Consumer Staples: 1.39%

Food & Staples Retailing: 0.41%
Whole Foods Market Incorporated«	13,500	$825,660

Tobacco: 0.98%
Philip Morris International	27,532	1,975,421

Energy: 11.08%

Energy Equipment & Services: 5.45%
Baker Hughes Incorporated	26,520	1,960,624
Halliburton Company	49,748	2,494,862
National Oilwell Varco Incorporated	29,305	2,126,957
Rowan Companies Incorporated†	27,305	1,082,643
Schlumberger Limited	38,516	3,301,592

		10,966,678

Oil, Gas & Consumable Fuels: 5.63%
Apache Corporation	13,409	1,670,761
ConocoPhillips	16,551	1,211,864
Continental Resources Incorporated†«	8,000	529,760
EOG Resources Incorporated	3,054	333,314
Hess Corporation	11,463	905,921
Newfield Exploration Company†«	22,712	1,694,088
Occidental Petroleum Corporation	34,576	3,729,022
Pioneer Natural Resources Company«	9,500	872,290
Southwestern Energy Company†«	9,000	393,930

		11,340,950

Financials: 6.77%

Capital Markets: 1.34%
Ameriprise Financial Incorporated	9,000	551,070
TD Ameritrade Holding Corporation	99,590	2,146,165

		2,697,235

Commercial Banks: 1.28%
Comerica Incorporated	13,244	478,241
Itau Unibanco Holding SA	46,892	1,070,544
US Bancorp	40,049	1,025,254

		2,574,039

Consumer Finance: 2.03%
American Express Company	30,721	1,585,204
MasterCard Incorporated	7,450	2,138,523
Visa Incorporated Class A	4,436	359,582

		4,083,309

Diversified Financial Services: 0.92%
CME Group Incorporated	3,000	857,280
JPMorgan Chase & Company	23,097	998,714

		1,855,994

110	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Insurance: 1.20%
MetLife Incorporated	54,718	$2,413,064

Health Care: 8.69%

Biotechnology: 1.42%
Alexion Pharmaceuticals Incorporated†«	27,200	1,289,824
Celgene Corporation†	21,892	1,333,442
Vertex Pharmaceuticals Incorporated†«	4,500	242,955

		2,866,221

Health Care Equipment & Supplies: 1.10%
Intuitive Surgical Incorporated†«	2,100	732,900
St. Jude Medical Incorporated	29,000	1,469,430

		2,202,330

Health Care Providers & Services: 3.12%
AmerisourceBergen Corporation	28,206	1,162,651
Express Scripts Incorporated†	57,907	3,448,941
UnitedHealth Group Incorporated	34,175	1,672,866

		6,284,458

Pharmaceuticals: 3.05%
Allergan Incorporated	28,728	2,376,667
Merck & Company Incorporated	26,154	961,160
Perrigo Company	6,522	558,022
Shire plc ADR	13,100	1,252,229
Teva Pharmaceutical Industries Limited ADR	19,226	978,603

		6,126,681

Industrials: 13.64%

Aerospace & Defense: 2.42%
Goodrich Corporation	11,150	973,284
Honeywell International Incorporated	23,655	1,408,655
Precision Castparts Corporation«	9,627	1,512,402
United Technologies Corporation	11,000	965,470

		4,859,811

Air Freight & Logistics: 1.37%
C.H. Robinson Worldwide Incorporated«	9,000	721,980
FedEx Corporation	6,648	622,519
United Parcel Service Incorporated Class B	19,299	1,418,284

		2,762,783

Electrical Equipment: 1.42%
ABB Limited ADR«	51,640	1,389,116
Emerson Electric Company	27,000	1,472,850

		2,861,966

Industrial Conglomerates: 1.44%
General Electric Company	147,583	2,898,530

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	111

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Shares	Value

Machinery: 4.57%
Caterpillar Incorporated	7,000	$740,600
Cummins Incorporated	23,297	2,451,776
Danaher Corporation	39,960	2,179,019
Eaton Corporation	38,799	2,004,744
Joy Global Incorporated«	14,504	1,300,284
SPX Corporation«	6,228	516,363

		9,192,786

Road & Rail: 2.42%
Hertz Global Holdings Incorporated†«	60,450	976,268
Norfolk Southern Corporation	10,000	733,100
Union Pacific Corporation	30,167	3,166,630

		4,875,998

Information Technology: 33.60%

Communications Equipment: 5.63%
Acme Packet Incorporated†	3,556	269,154
Aruba Networks Incorporated†«	5,201	147,812
F5 Networks Incorporated†«	4,300	488,394
Finisar Corporation†	12,972	311,587
JDS Uniphase Corporation†	34,104	688,560
Juniper Networks Incorporated†«	57,926	2,120,671
QUALCOMM Incorporated	102,090	5,981,453
Riverbed Technology Incorporated†«	34,776	1,318,706

		11,326,337

Computers & Peripherals: 9.30%
Apple Incorporated†	36,401	12,661,360
EMC Corporation†«	155,178	4,417,918
NetApp Incorporated†«	29,791	1,631,653

		18,710,931

Electronic Equipment & Instruments: 1.69%
Agilent Technologies Incorporated†	68,266	3,404,425

Internet Software & Services: 3.53%
Akamai Technologies Incorporated†«	10,000	339,350
Baidu.com Incorporated ADR†	14,821	2,011,358
Google Incorporated Class A†	9,002	4,762,238

		7,112,946

IT Services: 2.65%
Accenture plc	33,892	1,945,062
Cognizant Technology Solutions Corporation Class A†	44,450	3,379,978

		5,325,040

Semiconductors & Semiconductor Equipment: 2.66%
Analog Devices Incorporated	17,900	736,943
ARM Holdings plc ADR	47,037	1,342,906

112	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name			Shares	Value

Semiconductors & Semiconductor Equipment (continued)
Avago Technologies Limited			12,000	$405,480
Microchip Technology Incorporated«			28,500	1,126,605
Micron Technology Incorporated†			88,810	905,862
NetLogic Microsystems Incorporated†«			22,000	843,040

				5,360,836

Software: 8.14%
Check Point Software Technologies Limited†«			35,521	1,950,813
Citrix Systems Incorporated†			29,175	2,556,314
Intuit Incorporated†			10,000	539,700
Oracle Corporation			113,058	3,868,845
Red Hat Incorporated†			45,431	1,980,792
Salesforce.com Incorporated†«			26,280	4,001,393
SuccessFactors Incorporated†«			7,588	266,111
VMware Incorporated†«			12,587	1,224,968

				16,388,936

Materials: 3.22%

Chemicals: 2.60%
Air Products & Chemicals Incorporated			7,000	665,630
Dow Chemical Company			40,650	1,468,680
Ecolab Incorporated			6,000	329,280
Monsanto Company			6,000	426,240
Mosaic Company			4,059	287,580
Praxair Incorporated			19,500	2,063,880

				5,241,290

Metals & Mining: 0.62%
Freeport-McMoRan Copper & Gold Incorporated Class B			24,029	1,240,858

Telecommunication Services: 0.73%

Wireless Telecommunication Services: 0.73%
NII Holdings Incorporated†			33,700	1,471,342

Total Common Stocks (Cost $175,877,915)				195,988,456

Short-Term Investments: 17.66%

	Interest Rate	Maturity Date	Principal

Corporate Bonds and Notes: 0.89%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$1,631,661	687,419
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	1,963,055	1,099,311

				1,786,730

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	113

DIVERSIFIED LARGE CAP GROWTH PORTFOLIO

Security Name	Yield	Shares	Value

Investment Companies: 16.77%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.05%	3,623,638	$3,623,638
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.18	30,127,411	30,127,411

			33,751,049

Total Short-Term Investments (Cost $34,654,745)			35,537,779

Total Investments in Securities
(Cost $210,532,660)*	115.04%	231,526,235
Other Assets and Liabilities, Net	(15.04)	(30,269,122)

Total Net Assets	100.00%	$201,257,113

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

±	Variable rate investments.

*	Cost for federal income tax purposes is $214,880,599 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$23,128,389
Gross unrealized depreciation	(6,482,753)

Net unrealized appreciation	$16,645,636

The accompanying notes are an integral part of these financial statements.

114	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 95.19%

Consumer Discretionary: 16.46%

Hotels, Restaurants & Leisure: 4.56%
BJ’s Restaurants Incorporated†«	28,500	$1,460,055
Bravo Brio Restaurant Group Incorporated†	7,454	165,479
Life Time Fitness Incorporated†«	39,300	1,445,847
Scientific Games Corporation Class A†	50,200	494,972
Shuffle Master Incorporated†	26,600	289,674

		3,856,027

Internet & Catalog Retail: 1.51%
Shutterfly Incorporated†	21,056	1,276,415

Media: 2.00%
IMAX Corporation†	31,850	1,185,139
Reachlocal Incorporated†	24,163	507,181

		1,692,320

Specialty Retail: 7.18%
Dick’s Sporting Goods Incorporated†«	3,960	157,370
Hibbett Sports Incorporated†«	26,520	1,104,293
Tractor Supply Company	26,850	1,695,846
Ulta Salon Cosmetics & Fragrance Incorporated†	29,390	1,645,252
Vitamin Shoppe Incorporated†	36,100	1,470,353

		6,073,114

Textiles, Apparel & Luxury Goods: 1.21%
Vera Bradley Incorporated†	13,036	644,369
Warnaco Group Incorporated†	6,800	375,020

		1,019,389

Consumer Staples: 0.22%

Food & Staples Retailing: 0.22%
Fresh Market Incorporated†	4,600	185,104

Energy: 6.24%

Oil, Gas & Consumable Fuels: 6.24%
Approach Resources Incorporated†	31,300	815,052
Brigham Exploration Company†«	53,010	1,650,731
Carrizo Oil & Gas Incorporated†	11,300	431,773
Northern Oil & Gas Incorporated†«	79,910	1,606,191
Oasis Petroleum Incorporated†	25,500	771,375

		5,275,122

Financials: 1.95%

Capital Markets: 1.95%
Financial Engines Incorporated†«	66,080	1,645,392

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	115

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Health Care: 19.09%

Biotechnology: 0.49%
Exact Sciences Corporation†	55,400	$413,284

Health Care Equipment & Supplies: 7.91%
DexCom Incorporated†	62,300	982,471
Masimo Corporation«	17,890	549,581
NxStage Medical Incorporated†	72,020	1,354,696
SonoSite Incorporated†	34,800	1,242,708
Volcano Corporation†«	47,260	1,485,382
Zoll Medical Corporation†«	17,700	1,076,339

		6,691,177

Health Care Providers & Services: 4.44%
Catalyst Health Solutions Incorporated†	14,990	914,840
Centene Corporation†	14,900	518,520
ePocrates Incorporated†	21,986	462,805
HMS Holdings Corporation†«	23,790	1,857,047

		3,753,212

Health Care Technology: 1.62%
SXC Health Solutions Corporation†	23,300	1,373,302

Life Sciences Tools & Services: 0.69%
Luminex Corporation†	27,900	582,273

Pharmaceuticals: 3.94%
Akorn Incorporated†	274,950	1,872,410
Impax Laboratories Incorporated†	19,200	515,520
Jazz Pharmaceuticals Incorporated†	32,200	943,138

		3,331,068

Industrials: 15.88%

Aerospace & Defense: 0.79%
Esterline Technologies Corporation†	8,800	665,456

Commercial Services & Supplies: 1.01%
On Assignment Incorporated†	76,242	851,623

Electrical Equipment: 4.71%
Altra Holdings Incorporated†	69,540	1,832,379
Polypore International Incorporated†	32,870	2,154,629

		3,987,008

Machinery: 4.77%
Chart Industries Incorporated†	23,400	1,136,772
Robbins & Myers Incorporated	27,200	1,198,432
The Middleby Corporation†	10,580	910,409
Trimas Corporation†	38,700	789,480

		4,035,093

116	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

EMERGING GROWTH PORTFOLIO

Security Name	Shares	Value

Road & Rail: 2.76%
Genesee & Wyoming Incorporated†	21,600	$1,281,960
Greenbrier Companies Incorporated†«	40,400	1,052,824

		2,334,784

Trading Companies & Distributors: 1.84%
DXP Enterprises Incorporated†	26,200	678,580
Titan Machinery Incorporated†	32,693	875,845

		1,554,425

Information Technology: 34.39%

Communications Equipment: 4.25%
Aruba Networks Incorporated†«	69,090	1,963,538
Ixia†	70,400	1,108,096
ShoreTel Incorporated†	47,600	523,600

		3,595,234

Electronic Equipment & Instruments: 0.68%
Rofin-Sinar Technologies Incorporated†	16,000	578,240

Internet Software & Services: 10.68%
ComScore Incorporated†«	20,800	583,856
Cornerstone OnDemand Incorporated†	5,153	99,504
Demand Media Incorporated†«	16,800	255,528
Envestnet Incorporated†	70,600	1,047,704
Liveperson Incorporated†	79,150	938,719
LogMeIn Incorporated†«	27,670	1,204,198
LoopNet Incorporated†	41,300	762,811
Mercadolibre Incorporated«	7,410	652,969
Perficient Incorporated†	69,500	774,925
Quinstreet Incorporated†«	21,300	329,298
SciQuest Incorporated†	49,000	807,520
SouFun Holdings Limited ADR†«	16,000	373,440
Support.com Incorporated†	60,700	291,360
VistaPrint NV†	18,430	906,387

		9,028,219

IT Services: 2.51%
Gartner Incorporated†	13,700	534,711
Syntel Incorporated	7,600	409,412
Wright Express Corporation†	21,800	1,176,328

		2,120,451

Semiconductors & Semiconductor Equipment: 5.12%
Cavium Networks Incorporated†	18,800	836,224
Entegris Incorporated†	101,910	935,534
EZchip Semiconductor Limited†	21,900	789,276
NetLogic Microsystems Incorporated†	32,100	1,230,072
Silicon Laboratories Incorporated†	12,500	537,250

		4,328,356

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	117

EMERGING GROWTH PORTFOLIO

Security Name			Shares	Value

Software: 11.15%
Allot Communications Limited†			38,600	$597,528
Ariba Incorporated†			24,180	810,997
Concur Technologies Incorporated†«			5,940	296,822
Fortinet Incorporated†			27,700	1,343,173
PROS Holdings Incorporated†			32,340	543,312
Radiant Systems Incorporated†			32,800	688,800
Realpage Incorporated†			27,027	795,945
SuccessFactors Incorporated†«			44,590	1,563,771
Synchronoss Technologies Incorporated†			41,500	1,332,150
Taleo Corporation Class A†			6,700	250,111
Ultimate Software Group Incorporated†			12,500	704,750
Velti plc†			32,629	504,444

				9,431,803

Materials: 0.96%

Chemicals: 0.96%
Solutia Incorporated†			32,500	811,525

Total Common Stocks (Cost $67,332,483)				80,489,416

Investment Companies: 2.15%
ishares Russell 2000 Growth Index Fund«			18,764	1,818,232

Total Investment Companies (Cost $1,749,349)				1,818,232

Short-Term Investments: 21.65%

	Interest Rate	Maturity Date	Principal

Corporate Bonds and Notes: 0.92%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$708,644	298,552
VFNC Corporation±(a)(i)(v)††	0.19	09/29/2011	852,571	477,440

				775,992

	Yield		Shares

Investment Companies: 20.73%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.05		2,514,925	2,514,925
Wells Fargo Securities Lending Cash Investments, LLC (v)(l)(u)(r)	0.18		15,013,752	15,013,752

				17,528,677

Total Short-Term Investments (Cost $17,921,160)				18,304,669

Total Investments in Securities
(Cost $87,002,992)*	118.99%	100,612,317
Other Assets and Liabilities, Net	(18.99)	(16,059,176)

Total Net Assets	100.00%	$84,553,141

118	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

EMERGING GROWTH PORTFOLIO

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate.

±	Variable rate investments.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $87,730,734 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$14,523,431
Gross unrealized depreciation	(1,641,848)

Net unrealized appreciation	$12,881,583

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	119

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 98.04%

Consumer Discretionary: 9.11%

Auto Components: 1.81%
Lear Corporation«	149,850	$7,615,377

Automobiles: 0.61%
Ford Motor Company†	173,000	2,581,160

Hotels, Restaurants & Leisure: 0.46%
Wyndham Worldwide Corporation	56,050	1,951,101

Media: 2.90%
CBS Corporation Class B	141,800	3,963,310
Viacom Incorporated Class B	164,000	8,267,240

		12,230,550

Multiline Retail: 1.88%
Macy’s Incorporated	275,200	7,947,776

Specialty Retail: 0.82%
Signet Jewelers Limited†	75,200	3,459,952

Textiles, Apparel & Luxury Goods: 0.63%
Phillips-Van Heusen Corporation«	40,000	2,638,800

Consumer Staples: 4.78%

Food & Staples Retailing: 4.78%
CVS Caremark Corporation	136,300	5,273,447
Sysco Corporation«	143,300	4,615,693
Walgreen Company	235,100	10,257,413

		20,146,553

Energy: 13.75%

Energy Equipment & Services: 1.59%
National Oilwell Varco Incorporated	92,100	6,684,618

Oil, Gas & Consumable Fuels: 12.16%
Anadarko Petroleum Corporation	27,300	2,170,896
Apache Corporation	34,425	4,289,355
Chevron Corporation	167,700	17,593,407
Denbury Resources Incorporated†	167,200	3,671,712
Hess Corporation	134,100	10,597,923
Marathon Oil Corporation	120,200	6,511,234
Occidental Petroleum Corporation	59,825	6,452,126

		51,286,653

Financials: 24.72%

Capital Markets: 0.46%
INVESCO Limited	79,000	1,948,930

120	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Commercial Banks: 4.48%
Fifth Third Bancorp	255,700	$3,339,442
Huntington Bancshares Incorporated	340,300	2,245,980
KeyCorp«	340,000	2,879,800
PNC Financial Services Group Incorporated	167,100	10,430,382

		18,895,604

Consumer Finance: 4.11%
Capital One Financial Corporation	105,400	5,727,436
Discover Financial Services	394,700	9,409,648
SLM Corporation	129,700	2,210,088

		17,347,172

Diversified Financial Services: 8.57%
Bank of America Corporation	850,000	9,987,500
Citigroup Incorporated	223,770	9,208,136
JPMorgan Chase & Company	391,200	16,915,488

		36,111,124

Insurance: 7.10%
American International Group Incorporated†	78,700	2,242,950
Hartford Financial Services Group Incorporated«	254,600	6,785,090
Lincoln National Corporation«	71,200	2,089,720
Marsh & McLennan Companies Incorporated	131,600	4,036,172
MetLife Incorporated	166,600	7,347,060
Prudential Financial Incorporated	116,700	7,443,126

		29,944,118

Health Care: 11.88%

Biotechnology: 1.51%
Biogen Idec Incorporated†	67,100	6,356,383

Health Care Equipment & Supplies: 1.55%
Zimmer Holdings Incorporated†	96,500	6,538,840

Health Care Providers & Services: 5.96%
HCA Holdings Incorporated†	163,600	5,708,004
McKesson Corporation	56,450	4,832,685
UnitedHealth Group Incorporated	298,400	14,606,680

		25,147,369

Pharmaceuticals: 2.86%
Pfizer Incorporated	561,400	12,042,030

Industrials: 9.73%

Aerospace & Defense: 1.12%
Northrop Grumman Corporation	39,400	2,572,426
Raytheon Company	42,850	2,158,783

		4,731,209

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	121

EQUITY VALUE PORTFOLIO

Security Name	Shares	Value

Construction & Engineering: 0.72%
KBR Incorporated	80,800	$3,015,456

Industrial Conglomerates: 2.98%
General Electric Company	640,000	12,569,600

Machinery: 4.40%
Caterpillar Incorporated	74,800	7,913,840
Cummins Incorporated	18,900	1,989,036
Eaton Corporation	102,700	5,306,509
Timken Company	65,100	3,360,462

		18,569,847

Road & Rail: 0.51%
Hertz Global Holdings Incorporated†	132,800	2,144,720

Information Technology: 9.78%

Communications Equipment: 1.07%
Alcatel SA ADR	471,200	2,671,704
JDS Uniphase Corporation†	90,100	1,819,119

		4,490,823

Computers & Peripherals: 2.69%
Dell Incorporated†	205,300	3,301,224
EMC Corporation†«	281,900	8,025,693

		11,326,917

IT Services: 1.65%
Accenture plc	62,500	3,586,875
International Business Machines Corporation	20,075	3,391,270

		6,978,145

Office Electronics: 0.57%
Xerox Corporation	237,275	2,422,578

Semiconductors & Semiconductor Equipment: 1.96%
Atmel Corporation†	549,700	8,256,494

Software: 1.84%
Symantec Corporation†	397,300	7,767,215

Materials: 8.17%

Chemicals: 3.49%
Agrium Incorporated	41,300	3,636,878
Dow Chemical Company	84,500	3,052,985
E.I. du Pont de Nemours & Company	109,100	5,815,030
Mosaic Company	31,300	2,217,605

		14,722,498

Metals & Mining: 4.19%
Alcoa Incorporated«	353,600	5,944,016

122	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

EQUITY VALUE PORTFOLIO

Security Name			Shares	Value

Metals & Mining (continued)
Freeport-McMoRan Copper & Gold Incorporated Class B			141,900	$7,327,716
Walter Industries Incorporated			35,075	4,368,591

				17,640,323

Paper & Forest Products: 0.49%
Domtar Corporation«			20,250	2,075,220

Telecommunication Services: 3.85%

Diversified Telecommunication Services: 3.34%
AT&T Incorporated			353,600	11,159,616
Verizon Communications Incorporated			78,700	2,906,391

				14,066,007

Wireless Telecommunication Services: 0.51%
MetroPCS Communications Incorporated†			120,500	2,156,950

Utilities: 2.27%

Electric Utilities: 1.20%
FirstEnergy Corporation			113,400	5,059,908

Water Utilities: 1.07%
American Water Works Company Incorporated			149,900	4,498,498

Total Common Stocks (Cost $359,575,903)				413,366,518

Short-Term Investments: 8.41%

	Interest Rate	Maturity Date	Principal

Corporate Bonds and Notes: 0.30%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$1,141,966	481,110
VFNC Corporation††(a)(i)(v)±	0.19	09/29/2011	1,373,901	769,385

				1,250,495

	Yield		Shares

Investment Companies: 8.11%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05		6,347,580	6,347,580
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18		27,854,942	27,854,942
				34,202,522

Total Short-Term Investments (Cost $34,835,000)				35,453,017

Total Investments in Securities
(Cost $394,410,903)*	106.45%	448,819,535
Other Assets and Liabilities, Net	(6.45)	(27,204,865)

Total Net Assets	100.00%	$421,614,670

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	123

EQUITY VALUE PORTFOLIO

†	Non-income earning securities.

«	All or a portion of this security is on loan.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

±	Variable rate investments.

*	Cost for federal income tax purposes is $395,965,593 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$58,148,824
Gross unrealized depreciation	(5,294,882)

Net unrealized appreciation	$52,853,942

The accompanying notes are an integral part of these financial statements.

124	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Shares	Value

Common Stocks: 98.66%

Consumer Discretionary: 10.54%

Auto Components: 0.25%
Johnson Controls Incorporated	137,885	$5,460,246
The Goodyear Tire & Rubber Company†	49,462	876,961

		6,337,207

Automobiles: 0.52%
Ford Motor Company†	770,032	11,488,877
Harley-Davidson Incorporated	47,944	1,781,599

		13,270,476

Distributors: 0.07%
Genuine Parts Company	32,094	1,758,751

Diversified Consumer Services: 0.11%
Apollo Group Incorporated Class A†	25,060	1,030,217
DeVry Incorporated	12,545	675,548
H&R Block Incorporated	62,139	1,006,652

		2,712,417

Hotels, Restaurants & Leisure: 1.74%
Carnival Corporation	87,852	3,409,536
Chipotle Mexican Grill Incorporated†	6,318	1,826,344
Darden Restaurants Incorporated	28,111	1,423,822
International Game Technology	60,826	1,048,640
Marriott International Incorporated Class A	59,171	2,237,256
McDonald’s Corporation	212,380	17,317,465
Starbucks Corporation	151,860	5,586,929
Starwood Hotels & Resorts Worldwide Incorporated	39,118	2,385,416
Wyndham Worldwide Corporation	35,270	1,227,749
Wynn Resorts Limited	15,475	2,267,397
Yum! Brands Incorporated	95,156	5,264,030

		43,994,584

Household Durables: 0.40%
D.R. Horton Incorporated«	57,204	696,745
Fortune Brands Incorporated	31,232	2,021,647
Harman International Industries Incorporated	14,182	680,311
Leggett & Platt Incorporated«	29,802	769,786
Lennar Corporation«	32,712	620,874
Newell Rubbermaid Incorporated	59,156	1,053,568
Pulte Homes Incorporated†«	68,432	577,566
Stanley Black & Decker Incorporated	34,038	2,514,727
Whirlpool Corporation	15,481	1,297,308

		10,232,532

Internet & Catalog Retail: 0.91%
Amazon.com Incorporated†	72,529	14,265,729
Expedia Incorporated	40,726	1,140,735

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	125

INDEX PORTFOLIO

Security Name	Shares	Value

Internet & Catalog Retail (continued)
Netflix Incorporated†«	8,936	$2,419,869
Priceline.com Incorporated†	10,006	5,154,991

		22,981,324

Leisure Equipment & Products: 0.12%
Hasbro Incorporated	27,897	1,276,009
Mattel Incorporated	70,980	1,873,517

		3,149,526

Media: 3.29%
Cablevision Systems Corporation New York Group Class A	47,343	1,681,623
CBS Corporation Class B	136,878	3,825,740
Comcast Corporation Class A	565,201	14,265,673
DIRECTV Group Incorporated†	161,533	8,118,649
Discovery Communications Incorporated Class C†«	57,317	2,496,729
Gannett Company Incorporated	48,792	695,774
Interpublic Group of Companies Incorporated	99,585	1,188,049
McGraw-Hill Companies Incorporated	62,429	2,651,360
News Corporation Class A	464,890	8,526,083
Omnicom Group Incorporated«	57,820	2,704,241
Scripps Networks Interactive Incorporated	18,441	929,980
Time Warner Cable Incorporated	69,902	5,397,832
Time Warner Incorporated	222,464	8,104,364
Viacom Incorporated Class B	121,523	6,125,974
Walt Disney Company	386,586	16,093,575
Washington Post Company Class B«	1,079	443,027

		83,248,673

Multiline Retail: 0.74%
Big Lots Incorporated†	15,363	513,278
Family Dollar Stores Incorporated	25,728	1,434,079
JCPenney Company Incorporated	48,184	1,707,159
Kohl’s Corporation	59,520	3,168,845
Macy’s Incorporated	86,170	2,488,590
Nordstrom Incorporated	34,171	1,600,228
Sears Holdings Corporation†«	8,867	629,557
Target Corporation	144,142	7,139,353

		18,681,089

Specialty Retail: 1.84%
Abercrombie & Fitch Company Class A«	17,760	1,345,675
AutoNation Incorporated†«	13,049	458,020
AutoZone Incorporated†	5,438	1,598,772
Bed Bath & Beyond Incorporated†	51,855	2,794,466
Best Buy Company Incorporated	66,603	2,115,311
CarMax Incorporated†	45,915	1,361,839
GameStop Corporation Class A†«	28,642	801,403
Gap Incorporated	84,216	1,633,790
Home Depot Incorporated	333,608	12,103,298
Limited Brands Incorporated	53,842	2,151,526

126	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Shares	Value

Specialty Retail (continued)
Lowe’s Companies Incorporated	280,922	$6,781,457
O’Reilly Automotive Incorporated†	28,729	1,726,900
RadioShack Corporation«	21,533	339,360
Ross Stores Incorporated	24,242	1,986,874
Staples Incorporated	146,459	2,463,440
Tiffany & Company	25,731	1,946,807
TJX Companies Incorporated	80,572	4,271,927
Urban Outfitters Incorporated†«	26,047	793,392

		46,674,257

Textiles, Apparel & Luxury Goods: 0.55%
Coach Incorporated	60,210	3,832,969
Nike Incorporated Class B	77,924	6,580,682
Polo Ralph Lauren Corporation	13,315	1,687,943
VF Corporation«	17,621	1,756,285

		13,857,879

Consumer Staples: 10.65%

Beverages: 2.44%
Brown-Forman Corporation Class B	20,984	1,520,920
Coca-Cola Enterprises Incorporated	67,211	1,941,726
Constellation Brands Incorporated Class A†	35,816	786,519
Dr Pepper Snapple Group Incorporated	45,594	1,878,473
Molson Coors Brewing Company	32,331	1,508,241
PepsiCo Incorporated	322,958	22,968,773
The Coca-Cola Company	467,045	31,203,276

		61,807,928

Food & Staples Retailing: 2.35%
Costco Wholesale Corporation«	88,862	7,329,338
CVS Caremark Corporation	278,514	10,775,707
Kroger Company	129,458	3,213,148
Safeway Incorporated«	74,953	1,851,339
SUPERVALU Incorporated«	43,192	443,150
Sysco Corporation	118,620	3,820,750
Wal-Mart Stores Incorporated	398,806	22,022,067
Walgreen Company«	187,772	8,192,492
Whole Foods Market Incorporated	30,032	1,836,757

		59,484,748

Food Products: 1.75%
Archer Daniels Midland Company	129,733	4,204,647
Campbell Soup Company«	37,157	1,291,206
ConAgra Foods Incorporated	83,236	2,116,691
Dean Foods Company†	37,279	517,433
General Mills Incorporated	129,430	5,147,431
H.J. Heinz Company	65,512	3,597,919
Hormel Foods Corporation	28,184	826,637
JM Smucker Company	24,236	1,921,430
Kellogg Company	51,282	2,922,561

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	127

INDEX PORTFOLIO

Security Name	Shares	Value

Food Products (continued)
Kraft Foods Incorporated Class A	356,022	$12,450,089
McCormick & Company Incorporated	27,067	1,358,493
Mead Johnson & Company	41,647	2,823,250
Sara Lee Corporation	119,107	2,328,542
The Hershey Company	31,464	1,753,489
Tyson Foods Incorporated Class A	60,709	1,154,685

		44,414,503

Household Products: 2.16%
Clorox Company«	28,013	1,974,356
Colgate-Palmolive Company	100,535	8,799,829
Kimberly-Clark Corporation	82,317	5,622,251
Procter & Gamble Company	570,145	38,199,715

		54,596,151

Personal Products: 0.20%
Avon Products Incorporated	87,488	2,599,268
Estee Lauder Companies Incorporated Class A	23,310	2,389,508

		4,988,776

Tobacco: 1.75%
Altria Group Incorporated	425,858	11,949,575
Lorillard Incorporated	29,630	3,415,746
Philip Morris International	365,835	26,248,661
Reynolds American Incorporated	68,840	2,738,455

		44,352,437

Energy: 12.48%

Energy Equipment & Services: 2.28%
Baker Hughes Incorporated	88,401	6,535,486
Cameron International Corporation†	49,825	2,374,660
Diamond Offshore Drilling Incorporated«	14,151	1,042,504
FMC Technologies Incorporated†	48,914	2,183,032
Halliburton Company	185,928	9,324,289
Helmerich & Payne Incorporated	21,646	1,356,771
Nabors Industries Limited†	58,250	1,624,593
National Oilwell Varco Incorporated	85,716	6,221,267
Noble Corporation«	51,356	2,150,276
Rowan Companies Incorporated†	25,716	1,019,639
Schlumberger Limited	277,052	23,748,897

		57,581,414

Oil, Gas & Consumable Fuels: 10.20%
Anadarko Petroleum Corporation	101,021	8,033,190
Apache Corporation	77,915	9,708,209
Cabot Oil & Gas Corporation	21,227	1,247,086
Chesapeake Energy Corporation	133,872	4,195,548
Chevron Corporation	408,649	42,871,367
ConocoPhillips Company	291,028	21,309,070

128	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels (continued)
CONSOL Energy Incorporated	46,054	$2,361,189
Denbury Resources Incorporated†	81,634	1,792,683
Devon Energy Corporation	86,923	7,307,617
El Paso Corporation	155,826	3,280,137
EOG Resources Incorporated	54,530	5,951,404
EQT Corporation	30,366	1,645,230
Exxon Mobil Corporation	1,009,403	84,254,868
Hess Corporation	61,179	4,834,976
Marathon Oil Corporation	144,589	7,832,386
Massey Energy Company«	21,060	1,389,960
Murphy Oil Corporation	39,259	2,704,553
Newfield Exploration Company†	27,346	2,039,738
Noble Energy Incorporated	35,776	3,334,323
Occidental Petroleum Corporation	165,469	17,845,832
Peabody Energy Corporation	55,077	3,379,525
Pioneer Natural Resources Company	23,706	2,176,685
QEP Resources Incorporated	35,890	1,561,215
Range Resources Corporation	32,671	1,826,962
Southwestern Energy Company†	70,791	3,098,522
Spectra Energy Corporation	132,036	3,642,873
Sunoco Incorporated	24,555	994,232
Tesoro Petroleum Corporation†«	29,145	711,138
The Williams Companies Incorporated	119,332	3,745,831
Valero Energy Corporation	115,823	3,185,133

		258,261,482

Financials: 15.74%

Capital Markets: 2.35%
Ameriprise Financial Incorporated	50,181	3,072,583
Bank of New York Mellon Corporation	252,794	7,106,039
BlackRock Incorporated	19,460	4,000,198
Charles Schwab Corporation	203,312	3,661,649
E*TRADE Financial Corporation†	51,244	810,168
Federated Investors Incorporated Class B«	18,850	483,126
Franklin Resources Incorporated	29,516	3,824,683
Goldman Sachs Group Incorporated	105,958	14,911,469
Invesco Limited	93,718	2,312,023
Janus Capital Group Incorporated	37,880	391,300
Legg Mason Incorporated	30,990	1,048,702
Morgan Stanley	314,638	7,601,654
Northern Trust Corporation	49,283	2,404,518
State Street Corporation	102,229	4,679,021
T. Rowe Price Group Incorporated	52,722	3,337,303

		59,644,436

Commercial Banks: 2.65%
Branch Banking & Trust Corporation	141,398	3,894,101
Comerica Incorporated	35,984	1,299,382
Fifth Third Bancorp	186,825	2,439,935
First Horizon National Corporation	53,612	563,462

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	129

INDEX PORTFOLIO

Security Name	Shares	Value

Commercial Banks (continued)
Huntington Bancshares Incorporated	175,747	$1,159,930
KeyCorp	193,610	1,639,877
M&T Bank Corporation«	25,431	2,245,557
Marshall & Ilsley Corporation	107,914	863,312
PNC Financial Services Group Incorporated	106,976	6,677,442
Regions Financial Corporation	256,036	1,807,614
SunTrust Banks Incorporated	109,060	3,067,858
US Bancorp	391,243	10,015,821
Wells Fargo & Company(l)	1,072,402	30,424,045
Zions Bancorporation«	37,256	887,810

		66,986,146

Consumer Finance: 1.54%
American Express Company	212,950	10,988,220
Capital One Financial Corporation	93,100	5,059,054
Discover Financial Services	110,994	2,646,097
MasterCard Incorporated	19,673	5,647,135
Paychex Incorporated	65,528	2,116,554
SLM Corporation	107,261	1,827,727
Visa Incorporated Class A	98,654	7,996,893
Western Union Company	131,662	2,706,971

		38,988,651

Diversified Financial Services: 4.86%
Bank of America Corporation	2,060,324	24,208,807
Berkshire Hathaway Incorporated Class B†	352,361	27,861,184
Citigroup Incorporated	591,482	24,339,468
CME Group Incorporated	13,642	3,898,338
InterContinental Exchange Incorporated†	14,939	1,802,390
JPMorgan Chase & Company	810,908	35,063,662
Leucadia National Corporation	40,287	1,428,577
Moody’s Corporation«	40,627	1,621,424
NASDAQ Stock Market Incorporated†	30,486	778,003
NYSE Euronext Incorporated	53,171	1,935,956

		122,937,809

Insurance: 2.62%
ACE Limited	68,305	4,700,750
AFLAC Incorporated	95,718	4,574,363
Allstate Corporation	107,843	3,384,113
American International Group Incorporated†	88,748	2,529,318
AON Corporation	67,805	3,536,031
Assurant Incorporated	20,344	752,525
Chubb Corporation	60,096	3,941,697
Cincinnati Financial Corporation«	33,181	1,009,366
Genworth Financial Incorporated†	99,725	1,107,945
Hartford Financial Services Group Incorporated	90,533	2,412,704
Lincoln National Corporation	64,286	1,886,794
Loews Corporation	64,005	2,689,490
Marsh & McLennan Companies Incorporated	110,758	3,396,948

130	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Shares	Value

Insurance (continued)
MetLife Incorporated	214,794	$9,472,415
Principal Financial Group Incorporated«	65,307	2,042,150
Prudential Financial Incorporated	98,933	6,309,947
The Progressive Corporation	134,361	2,908,916
The Travelers Companies Incorporated	87,748	5,447,396
Torchmark Corporation	15,862	1,051,651
UnumProvident Corporation	63,041	1,658,609
XL Group plc	63,311	1,497,938

		66,311,066

REIT: 1.58%
Apartment Investment & Management Company Class A	24,048	642,803
AvalonBay Communities Incorporated	17,524	2,331,919
Boston Properties Incorporated	29,033	3,145,726
Equity Residential«	59,845	3,700,216
HCP Incorporated«	81,632	3,097,118
Health Care REIT Incorporated	35,854	1,907,074
Host Hotels & Resorts Incorporated«	138,512	2,435,041
Kimco Realty Corporation«	82,735	1,614,160
Plum Creek Timber Company«	32,946	1,334,972
ProLogis Incorporated	116,122	1,922,980
Public Storage Incorporated	28,450	3,366,773
Simon Property Group Incorporated	60,452	7,136,963
Ventas Incorporated«	33,274	1,876,654
Vornado Realty Trust«	33,275	3,273,595
Weyerhaeuser Company	109,353	2,355,464

		40,141,458

Real Estate Management & Development: 0.06%
CB Richard Ellis Group Incorporated Class A†	59,283	1,566,850

Thrifts & Mortgage Finance: 0.08%
Hudson City Bancorp Incorporated«	107,222	978,937
People’s United Financial Incorporated	73,691	983,775

		1,962,712

Health Care: 11.37%

Biotechnology: 1.18%
Amgen Incorporated†	189,816	11,491,461
Biogen Idec Incorporated†	49,042	4,645,749
Celgene Corporation†	94,638	5,764,401
Cephalon Incorporated†«	15,416	1,228,501
Gilead Sciences Incorporated†	161,889	6,757,247

		29,887,359

Health Care Equipment & Supplies: 2.00%
Baxter International Incorporated	117,952	7,020,503
Becton Dickinson & Company	45,012	3,940,801
Boston Scientific Corporation†	310,106	2,226,561
C.R. Bard Incorporated«	17,312	1,935,135

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	131

INDEX PORTFOLIO

Security Name	Shares	Value

Health Care Equipment & Supplies (continued)
CareFusion Corporation†	45,411	$1,316,011
Covidien plc	100,531	5,529,205
DENTSPLY International Incorporated	28,936	1,135,449
Edwards Lifesciences Corporation†	23,380	2,074,507
Hospira Incorporated†	33,923	1,875,603
Intuitive Surgical Incorporated†	7,912	2,761,288
Medtronic Incorporated	217,689	8,859,942
St. Jude Medical Incorporated	66,265	3,357,648
Stryker Corporation	68,494	4,274,026
Varian Medical Systems Incorporated†«	24,438	1,650,543
Zimmer Holdings Incorporated†	39,110	2,650,094

		50,607,316

Health Care Providers & Services: 2.18%
Aetna Incorporated	78,271	3,418,877
AmerisourceBergen Corporation	55,796	2,299,911
Cardinal Health Incorporated	71,197	3,233,768
CIGNA Corporation	55,214	2,754,626
Coventry Health Care Incorporated†	30,489	1,072,603
DaVita Incorporated†	19,542	1,642,505
Express Scripts Incorporated†	107,541	6,405,142
Humana Incorporated	34,310	2,762,984
Laboratory Corporation of America Holdings†	20,357	2,052,596
McKesson Corporation	51,759	4,431,088
Medco Health Solutions Incorporated†	82,334	4,928,513
Patterson Companies Incorporated«	19,492	674,131
Quest Diagnostics Incorporated	31,713	1,852,673
Tenet Healthcare Corporation†	98,922	631,122
UnitedHealth Group Incorporated	222,639	10,898,179
WellPoint Incorporated	76,441	5,975,393

		55,034,111

Health Care Technology: 0.07%
Cerner Corporation†«	14,597	1,753,100

Life Sciences Tools & Services: 0.38%
Life Technologies Corporation†	36,642	1,904,285
PerkinElmer Incorporated	23,080	639,085
Thermo Fisher Scientific Incorporated†	79,514	5,204,191
Waters Corporation†	18,591	1,832,329

		9,579,890

Pharmaceuticals: 5.56%
Abbott Laboratories	315,035	16,460,579
Allergan Incorporated	62,225	5,147,874
Bristol-Myers Squibb Company«	346,556	9,966,951
Eli Lilly & Company	207,382	7,980,059
Forest Laboratories Incorporated†	58,239	2,097,769
Johnson & Johnson	556,797	37,466,870
Merck & Company Incorporated	627,611	23,064,704
Mylan Laboratories Incorporated†	88,970	2,094,799

132	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Shares	Value

Pharmaceuticals (continued)
Pfizer Incorporated	1,627,556	$34,911,076
Watson Pharmaceuticals Incorporated†	25,614	1,648,261

		140,838,942

Industrials: 10.89%

Aerospace & Defense: 2.69%
Boeing Company	149,885	11,695,527
General Dynamics Corporation	75,870	5,631,071
Goodrich Corporation	25,569	2,231,918
Honeywell International Incorporated	159,621	9,505,431
ITT Corporation	37,395	2,154,700
L-3 Communications Holdings Incorporated	21,604	1,763,967
Lockheed Martin Corporation	58,399	4,549,282
Northrop Grumman Corporation	59,301	3,871,762
Precision Castparts Corporation	29,202	4,587,634
Raytheon Company	73,222	3,688,924
Rockwell Collins Incorporated	31,570	1,929,874
United Technologies Corporation	187,374	16,445,816

		68,055,906

Air Freight & Logistics: 1.02%
C.H. Robinson Worldwide Incorporated	33,804	2,711,757
Expeditors International of Washington Incorporated	43,196	2,281,613
FedEx Corporation	64,128	6,004,946
United Parcel Service Incorporated Class B	200,944	14,767,375

		25,765,691

Airlines: 0.07%
Southwest Airlines Company	161,032	1,905,009

Building Products: 0.04%
Masco Corporation	72,900	1,038,825

Commercial Services & Supplies: 0.59%
Avery Dennison Corporation	21,756	921,149
Cintas Corporation	25,733	845,329
Dun & Bradstreet Corporation«	10,119	811,645
Equifax Incorporated«	24,986	944,221
Iron Mountain Incorporated«	40,753	1,386,010
Pitney Bowes Incorporated«	41,484	991,053
Republic Services Incorporated	62,545	1,971,418
Robert Half International Incorporated	29,782	821,090
RR Donnelley & Sons Company	42,042	897,176
Stericycle Incorporated†«	17,384	1,548,741
Waste Management Incorporated«	96,793	3,763,312

		14,901,144

Construction & Engineering: 0.18%
Fluor Corporation	35,940	2,477,344
Jacobs Engineering Group Incorporated†	25,728	1,185,032

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	133

INDEX PORTFOLIO

Security Name	Shares	Value

Construction & Engineering (continued)
Quanta Services Incorporated†«	43,871	$866,452

		4,528,828

Electrical Equipment: 0.49%
Emerson Electric Company	153,512	8,374,080
Rockwell Automation Incorporated	28,977	2,408,278
Roper Industries Incorporated	19,407	1,619,902

		12,402,260

Industrial Conglomerates: 2.46%
3M Company	144,900	13,675,662
General Electric Company	2,161,565	42,453,137
Textron Incorporated«	56,190	1,285,627
Tyco International Limited	96,440	4,759,314

		62,173,740

Machinery: 2.32%
Caterpillar Incorporated	130,043	13,758,549
Cummins Incorporated	40,275	4,238,541
Danaher Corporation	110,033	6,000,099
Deere & Company	85,710	7,377,917
Dover Corporation	37,974	2,552,992
Eaton Corporation	69,294	3,580,421
Flowserve Corporation	11,345	1,375,354
Illinois Tool Works Incorporated	101,461	5,815,745
Ingersoll-Rand plc	67,091	3,347,841
Joy Global Incorporated	21,331	1,912,324
Paccar Incorporated«	74,369	3,718,450
Pall Corporation	23,506	1,318,687
Parker Hannifin Corporation	32,954	2,927,963
Snap-On Incorporated	11,865	715,697

		58,640,580

Road & Rail: 0.88%
CSX Corporation	75,396	5,978,903
Norfolk Southern Corporation	72,492	5,314,389
Ryder System Incorporated	10,428	573,540
Union Pacific Corporation	99,951	10,491,856

		22,358,688

Trading Companies & Distributors: 0.15%
Fastenal Company«	60,024	1,991,596
W.W. Grainger Incorporated	11,875	1,793,956

		3,785,552

Information Technology: 17.31%

Communications Equipment: 2.22%
American Tower Corporation Class A†	80,941	4,490,607
Cisco Systems Incorporated	1,125,313	18,905,258

134	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Shares	Value

Communications Equipment (continued)
F5 Networks Incorporated†	16,437	$1,866,914
Harris Corporation	26,043	1,287,566
JDS Uniphase Corporation†	45,645	921,573
Juniper Networks Incorporated†	108,892	3,986,536
Motorola Mobility Holdings Incorporated†	59,900	1,505,886
Motorola Solutions Incorporated†	68,543	3,281,153
QUALCOMM Incorporated	334,611	19,604,858
Tellabs Incorporated	73,819	337,353

		56,187,704

Computers & Peripherals: 4.26%
Apple Incorporated†	187,541	65,232,386
Dell Incorporated†	341,859	5,497,093
EMC Corporation†	421,096	11,988,603
Hewlett-Packard Company	442,664	16,546,780
Lexmark International Incorporated†	16,002	476,540
NetApp Incorporated†	74,886	4,101,506
SanDisk Corporation†	48,184	2,289,704
Western Digital Corporation†	47,160	1,728,414

		107,861,026

Electronic Equipment & Instruments: 0.58%
Agilent Technologies Incorporated†	70,255	3,503,617
Amphenol Corporation Class A	35,814	1,936,105
Corning Incorporated	318,725	6,422,309
FLIR Systems Incorporated«	32,471	1,173,827
Jabil Circuit Incorporated	39,914	861,344
Molex Incorporated«	28,119	769,617

		14,666,819

Internet Software & Services: 1.64%
Akamai Technologies Incorporated†	38,097	1,292,822
eBay Incorporated†	232,588	7,249,768
Google Incorporated Class A†	51,052	27,007,529
Monster Worldwide Incorporated†«	26,505	408,707
VeriSign Incorporated	35,309	1,236,521
Yahoo! Incorporated†	266,552	4,411,436

		41,606,783

IT Services: 2.40%
Automatic Data Processing Incorporated	101,054	5,569,086
Cognizant Technology Solutions Corporation Class A†	61,928	4,709,005
Computer Sciences Corporation	31,571	1,259,367
Fidelity National Information Services Incorporated	54,198	1,744,092
Fiserv Incorporated†	29,736	1,918,567
International Business Machines Corporation	248,256	41,937,886
SAIC Incorporated†«	59,795	1,050,000
Teradata Corporation†	34,240	1,910,250
Total System Services Incorporated«	33,072	615,139

		60,713,392

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	135

INDEX PORTFOLIO

Security Name	Shares	Value

Office Electronics: 0.11%
Xerox Corporation	284,879	$2,908,615

Semiconductors & Semiconductor Equipment: 2.50%
Advanced Micro Devices Incorporated†	117,171	1,017,044
Altera Corporation	65,133	3,132,246
Analog Devices Incorporated	60,990	2,510,958
Applied Materials Incorporated	268,587	3,701,129
Broadcom Corporation Class A	96,809	3,483,188
First Solar Incorporated†«	11,016	1,368,738
Intel Corporation	1,117,171	25,147,519
KLA-Tencor Corporation	34,041	1,467,167
Linear Technology Corporation	46,181	1,597,401
LSI Logic Corporation†	125,404	939,276
MEMC Electronic Materials Incorporated†	46,883	493,209
Microchip Technology Incorporated«	38,357	1,516,252
Micron Technology Incorporated†	174,592	1,780,838
National Semiconductor Corporation	49,088	1,204,129
Novellus Systems Incorporated†	18,358	665,845
NVIDIA Corporation†	118,272	2,370,171
Teradyne Incorporated†«	37,730	604,057
Texas Instruments Incorporated	238,590	8,422,227
Xilinx Incorporated	53,143	1,896,142

		63,317,536

Software: 3.60%
Adobe Systems Incorporated†	103,027	3,567,825
Autodesk Incorporated†	46,596	2,002,696
BMC Software Incorporated†	36,361	2,030,035
CA Incorporated	77,872	1,822,205
Citrix Systems Incorporated†	38,193	3,346,471
Compuware Corporation†	44,532	453,781
Electronic Arts Incorporated†«	68,055	1,661,223
Intuit Incorporated†	55,436	2,991,881
Microsoft Corporation	1,505,188	37,644,752
Oracle Corporation	791,946	27,100,392
Red Hat Incorporated†	39,280	1,712,608
Salesforce.com Incorporated†	24,074	3,665,507
Symantec Corporation†	155,372	3,037,523

		91,036,899

Materials: 3.55%

Chemicals: 2.09%
Air Products & Chemicals Incorporated	43,750	4,160,188
Airgas Incorporated	14,458	998,759
CF Industries Holdings Incorporated	14,514	2,231,963
Dow Chemical Company	237,749	8,589,871
E.I. du Pont de Nemours & Company	187,613	9,999,773
Eastman Chemical Company	14,402	1,524,452
Ecolab Incorporated	47,363	2,599,281
FMC Corporation	14,552	1,227,461

136	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Shares	Value

Chemicals (continued)
International Flavors & Fragrances Incorporated	16,337	$1,046,548
Monsanto Company	109,254	7,761,404
PPG Industries Incorporated	32,690	2,899,603
Praxair Incorporated	61,743	6,534,879
Sherwin-Williams Company	18,120	1,591,661
Sigma-Aldrich Corporation	24,822	1,744,738

		52,910,581

Construction Materials: 0.04%
Vulcan Materials Company«	26,272	1,063,753

Containers & Packaging: 0.16%
Ball Corporation	34,443	1,360,843
Bemis Company Incorporated	21,790	721,685
Owens-Illinois Incorporated†	33,327	1,070,463
Sealed Air Corporation	32,429	832,777

		3,985,768

Metals & Mining: 1.10%
AK Steel Holding Corporation«	22,443	343,378
Alcoa Incorporated«	216,327	3,636,457
Allegheny Technologies Incorporated«	21,550	1,443,850
Cliffs Natural Resources Incorporated	27,576	2,501,143
Freeport-McMoRan Copper & Gold Incorporated Class B	192,675	9,949,737
Newmont Mining Corporation	100,413	5,680,363
Nucor Corporation	64,307	2,722,758
Titanium Metals Corporation«	18,339	343,489
United States Steel Corporation«	29,264	1,349,363

		27,970,538

Paper & Forest Products: 0.16%
International Paper Company	89,516	2,794,690
MeadWestvaco Corporation	34,274	1,166,001

		3,960,691

Telecommunication Services: 2.85%

Diversified Telecommunication Services: 2.67%
AT&T Incorporated	1,203,368	37,978,294
CenturyTel Incorporated	121,243	5,236,485
Frontier Communications Corporation«	202,300	1,790,355
Verizon Communications Incorporated	575,700	21,260,601
Windstream Corporation	102,659	1,380,764

		67,646,499

Wireless Telecommunication Services: 0.18%
MetroPCS Communications Incorporated†	53,722	961,624
Sprint Nextel Corporation†	608,727	3,561,053

		4,522,677

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	137

INDEX PORTFOLIO

Security Name	Shares	Value

Utilities: 3.28%

Electric Utilities: 1.88%
American Electric Power Company Incorporated	97,876	$3,738,863
Consolidated Edison Incorporated«	59,435	3,153,621
Duke Energy Corporation	270,569	5,073,169
Edison International	66,324	2,610,513
Entergy Corporation	36,446	2,483,795
Exelon Corporation	134,733	5,638,576
FirstEnergy Corporation	85,133	3,798,634
Nextera Energy Incorporated	85,692	4,965,851
Northeast Utilities	35,930	1,266,173
Pepco Holdings Incorporated	45,819	915,005
Pinnacle West Capital Corporation	22,144	1,002,237
PPL Corporation	114,891	3,238,777
Progress Energy Incorporated	59,755	2,845,533
The Southern Company	172,139	6,899,331

		47,630,078

Gas Utilities: 0.08%
Nicor Incorporated	9,272	509,589
ONEOK Incorporated	21,786	1,548,767

		2,058,356

Independent Power Producers & Energy Traders: 0.18%
AES Corporation†	134,788	1,746,852
Constellation Energy Group Incorporated	40,683	1,512,594
NRG Energy Incorporated†«	50,390	1,247,656

		4,507,102

Multi-Utilities: 1.14%
Ameren Corporation	48,967	1,454,810
CenterPoint Energy Incorporated	86,485	1,671,755
CMS Energy Corporation«	51,327	1,023,460
Dominion Resources Incorporated	118,241	5,642,461
DTE Energy Company«	34,493	1,780,529
Integrys Energy Group Incorporated	15,880	831,159
NiSource Incorporated«	56,855	1,154,157
PG&E Corporation	80,665	3,499,248
Public Service Enterprise Group Incorporated	103,013	3,450,936
SCANA Corporation«	23,168	942,243
Sempra Energy	48,959	2,701,068
TECO Energy Incorporated	43,744	839,885
Wisconsin Energy Corporation	47,584	1,487,952
Xcel Energy Incorporated	98,259	2,430,923

		28,910,586

Total Common Stocks (Cost $2,028,050,768)		2,497,647,626

138	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INDEX PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Short-Term Investments: 4.81%

Corporate Bonds & Notes: 0.21%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$4,787,210	$2,016,852
VFNC Corporation††(a)(i)(v)±	0.19	09/29/2011	5,759,502	3,225,321

				5,242,173

	Yield		Shares

Investment Companies: 4.50%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05		23,237,189	23,237,189
Wells Fargo Securities Lending Cash Investments, LLC(l)(v)(u)(r)	0.18		90,658,623	90,658,623

				113,895,812

		Maturity Date	Principal

US Treasury Bills: 0.10%
US Treasury Bill#^	0.04	08/04/2011	$2,500,000	2,499,835

Total Short-Term Investments (Cost $119,047,119)				121,637,820

Total Investments in Securities
(Cost $2,147,097,887)*	103.47%	2,619,285,446
Other Assets and Liabilities, Net	(3.47)	(87,727,477)

Total Net Assets	100.00%	$2,531,557,969

†	Non-income earning security.

«	All or a portion of this security is on loan.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(l)	Investment in an affiliate. The total cost of affiliated investments is $155,544,260.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

#	All or portion of this security is segregated as collateral for investments in derivative instruments.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $2,235,365,144 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$687,759,382
Gross unrealized depreciation	(303,839,080)

Net unrealized appreciation	$383,920,302

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	139

INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value

Common Stocks: 92.89%

Argentina: 0.53%
Irsa Inversiones y Representaciones SA ADR (Financials, Real Estate Management & Development)	12,265	$159,322

Australia: 2.85%
AMP Limited (Financials, Insurance)	19,660	109,368
Commonwealth Bank of Australia (Financials, Commercial Banks)	3,877	209,550
Macquarie Group Limited (Financials, Capital Markets)	3,422	124,231
Newcrest Mining Limited (Materials, Metals & Mining)	6,335	268,539
Westpac Banking Corporation (Financials, Commercial Banks)	6,048	142,910

		854,598

Belgium: 0.68%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	3,386	204,267

Brazil: 0.44%
Banco Bradesco SA ADR (Financials, Commercial Banks)«	6,572	130,914

Canada: 4.83%
Brookfield Asset Management Incorporated (Financials, Real Estate Management & Development)	11,817	388,543
Canadian Natural Resources Limited (Energy, Oil, Gas & Consumable Fuels)	7,704	335,323
EnCana Corporation (Energy, Oil, Gas & Consumable Fuels)	3,432	116,968
Goldcorp Incorporated (Materials, Metals & Mining)	3,141	157,107
Suncor Energy Incorporated (Energy, Oil, Gas & Consumable Fuels)	5,345	223,157
Teck Cominco Incorporated Limited (Materials, Metals & Mining)	4,295	225,290

		1,446,388

China: 3.75%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	1,070	145,210
China Mobile Limited ADR (Telecommunication Services, Wireless Telecommunication Services)	2,261	103,486
Netease.com Incorporated ADR (Information Technology, Internet Software & Services)†	2,342	108,036
Shanghai Electric Group company Limited (Industrials, Electrical Equipment)	360,000	188,393
SINA Corporation (Information Technology, Internet Software & Services)«†	2,611	310,161
Tencent Holdings Limited (Information Technology, Internet Software & Services)	5,200	149,635
ZTE Corporation (Telecommunication Services, Wireless Telecommunication Services)	33,600	119,671

		1,124,592

Denmark: 0.73%
Carlsberg A/S (Consumer Staples, Beverages)	1,884	217,854

France: 10.95%
Alstom RGPT (Industrials, Machinery)	3,209	198,669
BNP Paribas SA (Financials, Commercial Banks)	3,088	240,950
Carrefour SA (Consumer Staples, Food & Staples Retailing)	3,550	157,249
Compagnie de Saint-Gobain (Industrials, Building Products)	4,436	293,178
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	11,090	253,758
Groupe Danone (Consumer Staples, Food Products)	2,768	202,956
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	1,781	309,871
Pernod-Ricard (Consumer Staples, Beverages)	3,003	303,161
Peugeot SA (Consumer Discretionary, Automobiles)«	3,373	142,759
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)«	1,649	287,023
Publicis Groupe (Consumer Discretionary, Media)	2,808	154,366
Sanofi-Aventis SA (Health Care, Pharmaceuticals)«	2,525	199,928

140	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value

France (continued)
Technip SA (Energy, Energy Equipment & Services)	3,393	$364,945
Total SA (Energy, Oil, Gas & Consumable Fuels)«	2,996	172,591

		3,281,404

Germany: 9.38%
Allianz AG (Financials, Insurance)	2,002	277,102
BASF SE (Materials, Chemicals)	2,916	269,662
Bayer AG (Health Care, Pharmaceuticals)	4,310	353,233
Daimler AG (Consumer Discretionary, Automobiles)	4,346	307,119
Deutsche Boerse AG (Financials, Diversified Financial Services)	1,707	134,569
Fresenius SE & Company KGa (Health Care, Health Care Equipment & Supplies)	4,076	428,025
Hochtief AG (Industrials, Construction & Engineering)	1,773	149,137
Metro AG (Consumer Staples, Food & Staples Retailing)	3,301	220,137
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	1,033	158,470
SAP AG (Information Technology, Software)«	3,124	194,081
Siemens AG (Industrials, Industrial Conglomerates)	2,386	319,333

		2,810,868

Israel: 0.63%
Teva Pharmaceutical Industries Limited ADR (Health Care, Pharmaceuticals)	3,720	189,348

Italy: 0.51%
Intesa Sanpaolo (Financials, Commercial Banks)«	58,445	151,647

Japan: 11.81%
Canon Incorporated (Information Technology, Office Electronics)	4,400	210,796
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	91,000	423,126
JFE Holdings Incorporated (Materials, Metals & Mining)	4,100	102,110
Komatsu Limited (Industrials, Machinery)	10,400	310,303
Makita Corporation (Industrials, Machinery)	6,600	279,352
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	42,300	194,608
Nintendo Company Limited (Information Technology, Software)	800	185,204
NKSJ Holdings Incorporated (Financials, Insurance)	17,000	106,784
Nomura Holdings Incorporated (Financials, Capital Markets)	28,700	143,658
Sumitomo Heavy Industries Limited (Industrials, Machinery)	72,000	496,430
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	2,400	69,194
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	2,100	115,421
Toshiba Corporation (Information Technology, Computers & Peripherals)	17,000	89,682
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	14,700	613,176
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	606	199,918

		3,539,762

Luxembourg: 0.21%
ArcelorMittal (Materials, Metals & Mining)	1,907	63,601

Netherlands: 4.64%
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	4,056	157,628
ING Groep NV (Financials, Diversified Financial Services)†	19,065	229,890
Nielsen Holdings NV (Industrials, Professional Services)†	3,082	97,052
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	8,174	403,831
Unilever NV (Consumer Staples, Food Products)	4,469	145,863

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	141

INTERNATIONAL EQUITY PORTFOLIO

Security Name	Shares	Value

Netherlands (continued)
USG People NV (Industrials, Commercial Services & Supplies)	19,627	$356,596

		1,390,860

Norway: 0.53%
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)«	9,379	158,678

Singapore: 0.44%
DBS Group Holdings Limited (Financials, Commercial Banks)	11,000	131,998

South Korea: 1.89%
Hyundai Motor Company Limited (Consumer Discretionary, Automobiles)	1,212	283,584
Samsung Electronics Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	339	283,351

		566,935

Spain: 3.98%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	6,488	75,769
Banco Santander Central Hispano SA (Financials, Commercial Banks)	11,575	137,658
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	1,888	171,634
International Consolidated Airlines Group SA (Industrials, Airlines)†	32,557	126,661
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	13,193	449,589
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	9,585	232,770

		1,194,081

Switzerland: 10.31%
ABB Limited (Industrials, Electrical Equipment)	10,179	273,182
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	5,224	340,549
Credit Suisse Group (Financials, Capital Markets)	6,632	284,751
Nestle SA (Consumer Staples, Food Products)	9,132	586,208
Novartis AG (Health Care, Pharmaceuticals)	7,666	494,349
Roche Holdings AG (Health Care, Pharmaceuticals)	1,189	209,110
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	660	328,336
UBS AG (Financials, Capital Markets)	12,982	248,711
Zurich Financial Services AG (Financials, Insurance)	1,217	325,475

		3,090,671

United Kingdom: 23.80%
Anglo American plc (Materials, Metals & Mining)	3,413	170,116
Antofagasta plc (Materials, Metals & Mining)	14,777	323,055
Ashtead Group plc (Industrials, Trading Companies & Distributors)	74,410	223,755
Barclays plc (Financials, Commercial Banks)	75,924	345,522
BG Group plc (Health Care, Health Care Providers & Services)	11,923	275,861
BHP Billiton plc (Materials, Metals & Mining)	9,968	394,028
BP plc (Energy, Oil, Gas & Consumable Fuels)	42,610	328,283
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	9,457	205,194
Cookson Group plc (Utilities, Multi-Utilities)	12,807	144,839
Diageo plc (Consumer Staples, Beverages)	16,002	340,623
Experian Group Limited (Financials, Diversified Financial Services)	10,942	143,997
Game Group plc (Consumer Discretionary, Specialty Retail)	142,177	109,924
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	14,172	307,731
HSBC Holdings plc (Financials, Commercial Banks)	48,609	507,597
Intertek Group plc (Industrials, Commercial Services & Supplies)	4,139	139,305

142	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL EQUITY PORTFOLIO

Security Name		Shares	Value

United Kingdom (continued)
Kingfisher plc (Consumer Discretionary, Specialty Retail)		34,496	$162,917
Land Securities Group plc (Financials, REIT)		5,417	74,649
Lloyds TSB Group plc (Financials, Commercial Banks)†		237,573	203,220
New World Resources plc (Materials, Metals & Mining)		11,246	184,072
Persimmon plc (Consumer Discretionary, Household Durables)		24,334	191,020
Rio Tinto plc (Materials, Metals & Mining)		5,377	375,477
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		12,400	447,124
SABMiller plc (Consumer Staples, Beverages)		5,538	204,930
Standard Chartered plc (Financials, Commercial Banks)		5,617	150,427
Travis Perkins plc (Industrials, Trading Companies & Distributors)		12,201	215,759
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		193,139	536,777
WPP plc (Consumer Discretionary, Media)		12,556	156,355
Xstrata plc (Materials, Metals & Mining)		11,582	271,595

			7,134,152

Total Common Stocks (Cost $23,802,814)			27,841,940

	Yield

Short-Term Investments: 13.84%

Investment Companies: 13.84%
Wells Fargo Advantage Cash Investment Money Market Fund (u)(l)	0.05%	2,358,404	2,358,404
Wells Fargo Securities Lending Cash Investments, LLC(v)(u)(l)(r)	0.18	1,791,467	1,791,467

Total Short-Term Investments (Cost $4,149,871)			4,149,871

Total Investments in Securities
(Cost $27,952,685)*	106.73%	31,991,811
Other Assets and Liabilities, Net	(6.73)	(2,018,254)

Total Net Assets	100.00%	$29,973,557

«	All or a portion of this security is on loan.

†	Non-income earning security.

(v)	Security represents investment of cash collateral received from securities on loan.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(l)	Investment in an affiliate.

*	Cost for federal income tax purposes is $28,545,492 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,514,195
Gross unrealized depreciation	(1,067,876)

Net unrealized appreciation	$3,446,319

The following table shows the percent of total long-term investments by sector as of May 31, 2011:

Financials	19%
Consumer Discretionary	15%
Industrials	15%
Materials	10%
Consumer Staples	9%
Energy	9%
Health Care	9%
Information Technology	8%
Telecommunication Services	5%
Utilities	1%

100%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	143

INTERNATIONAL GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 95.73%

Australia: 2.70%
Asciano Group (Industrials, Road & Rail)	818,950	$1,381,605
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	17,512	220,268
Foster’s Group Limited (Consumer Staples, Beverages)	317,809	1,476,131
Treasury Wine Estates Limited (Consumer Staples, Beverages)	105,936	377,798

		3,455,802

Belgium: 2.17%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	46,124	2,782,525

Brazil: 0.95%
Petroleo Brasileiro SA ADR (Energy, Oil, Gas & Consumable Fuels)	35,170	1,217,937

Canada: 3.19%
Canadian National Railway Company (Industrials, Road & Rail)	8,399	657,474
Canadian Pacific Railway Limited (Industrials, Road & Rail)«	53,954	3,426,619

		4,084,093

China: 5.12%
Baidu.com Incorporated ADR (Information Technology, Internet Software & Services)†	21,826	2,962,006
China Construction Bank (Financials, Commercial Banks)	1,498,029	1,413,789
Ctrip.com International Limited ADR (Consumer Discretionary, Specialty Retail)«†	24,516	1,103,220
SINA Corporation (Information Technology, Internet Software & Services)«†	4,933	585,991
Sinopharm Group Company Limited (Health Care, Health Care Providers & Services)	137,100	491,824

		6,556,830

France: 9.90%
BNP Paribas SA (Financials, Commercial Banks)	20,317	1,585,294
Groupe Danone (Consumer Staples, Food Products)	8,180	599,775
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)«	2,346	408,174
Natixis (Financials, Commercial Banks)«	70,801	398,185
Pernod-Ricard (Consumer Staples, Beverages)	30,005	3,029,090
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	758	131,687
Publicis Groupe (Consumer Discretionary, Media)	16,440	903,766
Schneider Electric SA (Industrials, Electrical Equipment)	7,899	1,302,709
Unibail-Rodamco (Financials, Real Estate Management & Development)	11,014	2,483,733
Vinci SA (Industrials, Construction & Engineering)	28,640	1,847,911

		12,690,324

Germany: 14.06%
BASF SE (Materials, Chemicals)	16,218	1,499,784
Bayer AG (Health Care, Pharmaceuticals)	47,923	3,927,612
Beiersdorf AG (Consumer Staples, Personal Products)	19,057	1,262,780
Brenntag AG (Materials, Chemicals)	9,603	1,144,269
Daimler AG (Consumer Discretionary, Automobiles)	47,868	3,382,687
Linde AG (Materials, Chemicals)	22,702	3,840,410
Siemens AG (Industrials, Industrial Conglomerates)	22,146	2,963,938

		18,021,480

144	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL GROWTH PORTFOLIO

Security Name	Shares	Value

Hong Kong: 19.81%
AIA Group Limited (Financials, Insurance)†	844,000	$2,978,881
Bank of East Asia Limited (Financials, Commercial Banks)	61,900	271,004
Beijing Enterprises Holdings Limited (Financials, Diversified Financial Services)	95,651	487,027
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	299,543	924,355
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	110,600	1,730,669
China Resources Land Limited (Industrials, Machinery)	284,500	511,397
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	238,401	535,819
Hang Seng Bank Limited (Financials, Commercial Banks)	66,348	1,063,807
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	177,600	1,205,717
Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	59,600	1,335,709
Hong Kong Land Holdings Limited (Financials, Real Estate Management & Development)	81,966	607,368
Huabao International Holdings Limited (Materials, Chemicals)	941,921	1,329,796
MGM China Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)(a)	85,200	168,048
NWS Holdings Limited (Industrials, Industrial Conglomerates)	408,791	594,999
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	2,072,629	5,369,885
Sino Land Company (Financials, Real Estate Management & Development)	796,900	1,401,710
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	104,300	1,624,040
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	927,212	3,242,771

		25,383,002

India: 1.13%
Coal India Limited (Energy, Oil, Gas & Consumable Fuels)	15,179	137,637
Housing Development Finance Corporation (Industrials, Construction & Engineering)	86,323	1,310,895

		1,448,532

Ireland: 0.73%
Accenture plc (Information Technology, IT Services)	16,320	936,605

Italy: 1.68%
Fiat Industrial SpA (Consumer Discretionary, Auto Components)†	99,470	1,308,366
Intesa Sanpaolo (Financials, Commercial Banks)«	324,031	840,762

		2,149,128

Japan: 9.74%
Bridgestone Corporation (Consumer Discretionary, Auto Components)	50,700	1,148,230
Canon Incorporated (Information Technology, Office Electronics)	26,400	1,264,777
Gree Incorporated (Information Technology, Internet Software & Services)	13,200	290,040
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	68,400	2,593,007
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	312	1,201,914
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	44,100	1,112,915
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	151,600	2,574,094
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	59,600	2,299,620

		12,484,597

Netherlands: 2.78%
Akzo Nobel NV (Materials, Chemicals)	26,278	1,896,883
ING Groep NV (Financials, Diversified Financial Services)†	137,977	1,663,756

		3,560,639

Russia: 1.35%
Gazprom ADR (Energy, Oil, Gas & Consumable Fuels)	117,047	1,726,443

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	145

INTERNATIONAL GROWTH PORTFOLIO

Security Name		Shares	Value

Singapore: 0.24%
City Developments Limited (Financials, Real Estate Management & Development)		33,427	$307,344

South Korea: 0.64%
NHN Corporation (Internet Software, Internet Software & Services)†		4,640	825,539

Spain: 0.97%
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)		13,636	1,239,620

Sweden: 0.79%
Sandvik AB (Industrials, Machinery)		53,788	1,019,727

Switzerland: 7.95%
ABB Limited (Industrials, Electrical Equipment)		19,130	513,408
Adecco SA (Industrials, Professional Services)		35,847	2,439,815
Nestle SA (Consumer Staples, Food Products)		68,384	4,389,757
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)		5,723	2,847,073

			10,190,053

United Kingdom: 9.83%
BG Group plc (Health Care, Health Care Providers & Services)		23,296	538,998
Experian Group Limited (Financials, Diversified Financial Services)		133,280	1,753,964
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†		486,323	784,678
Imperial Tobacco Group plc (Consumer Staples, Tobacco)		45,721	1,636,592
Johnson Matthey plc (Materials, Chemicals)		9,831	342,684
Kingfisher plc (Consumer Discretionary, Specialty Retail)		315,943	1,492,133
Prudential plc (Financials, Insurance)		10,141	123,029
SABMiller plc (Consumer Staples, Beverages)		26,294	972,990
Standard Chartered plc (Financials, Commercial Banks)		23,163	620,319
Tate & Lyle plc (Consumer Staples, Food Products)		40,581	414,219
Tesco plc (Consumer Staples, Food & Staples Retailing)		84,224	580,587
WPP plc (Consumer Discretionary, Media)		267,896	3,336,014

			12,596,207

Total Common Stocks (Cost $103,404,599)			122,676,427

	Expiration Date

Rights: 0.04%

Italy: 0.04%
Intesa Sanpaolo SpA (Financials, Commercial Banks)« †	06/10/2011	324,031	57,311

Total Rights (Cost $0)			57,311

146	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL GROWTH PORTFOLIO

Security Name	Yield	Shares	Value

Short-Term Investments: 8.72%

Investment Companies: 8.72%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05%	6,036,801	$6,036,801
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18	5,131,214	5,131,214

Total Short-Term Investments (Cost $11,168,015)			11,168,015

Total Investments in Securities
(Cost $114,572,614)*	104.49%	133,901,753
Other Assets and Liabilities, Net	(4.49)	(5,756,430)

Total Net Assets	100.00%	$128,145,323

(v)	Security represents investment of cash collateral received from securities on loan.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

†	Non-income earning securities.

*	Cost for federal income tax purposes is $116,883,217 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$20,965,645
Gross unrealized depreciation	(3,947,109)

Net unrealized appreciation	$17,018,536

The following table shows the percent of total long-term investments by sector as of May 31, 2011:

Consumer Discretionary	24%
Financials	20%
Industrials	18%
Consumer Staples	16%
Materials	8%
Information Technology	5%
Health Care	4%
Energy	3%
Telecommunication Services	2%

100%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	147

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Common Stocks: 98.57%

Australia: 8.55%
AGL Energy Limited (Utilities, Multi-Utilities)	1,238	$18,995
Alumina Limited (Materials, Metals & Mining)	6,177	15,236
Amcor Limited (Materials, Containers & Packaging)	3,225	24,896
AMP Limited (Financials, Insurance)	7,096	39,475
Asciano Group (Industrials, Road & Rail)	7,708	13,004
ASX Limited (Financials, Diversified Financial Services)	450	15,539
Australia & New Zealand Banking Group Limited (Financials, Commercial Banks)	6,590	155,717
Bendigo Bank Limited (Financials, Commercial Banks)	991	9,470
BHP Billiton Limited (Materials, Metals & Mining)	8,198	388,301
BlueScope Steel Limited (Industrials, Professional Services)	4,803	7,487
Boral Limited (Materials, Construction Materials)	1,915	9,426
Brambles Limited (Industrials, Commercial Services & Supplies)	3,746	29,438
Caltex Australia Limited (Energy, Oil, Gas & Consumable Fuels)	400	6,031
CFS Retail Property Trust (Financials, REIT)	5,717	11,446
Coca-Cola Amatil Limited (Consumer Staples, Beverages)	1,337	16,817
Cochlear Limited (Health Care, Health Care Equipment & Supplies)	149	12,691
Commonwealth Bank of Australia (Financials, Commercial Banks)	3,949	213,441
Computershare Limited (Information Technology, IT Services)	1,171	11,753
Crown Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,188	11,112
CSL Limited (Health Care, Biotechnology)	1,385	50,132
DB Rreef Trust (Financials, REIT)	12,665	11,968
Duluxgroup Limited (Materials, Chemicals)	19	59
Fairfax Media Limited (Consumer Discretionary, Media)	6,273	7,200
Fortescue Metals Group Limited (Materials, Metals & Mining)	2,862	19,924
Foster’s Group Limited (Consumer Staples, Beverages)	5,085	23,618
GPT Group (Financials, REIT)	4,457	14,848
Harvey Norman Holdings Limited (Consumer Discretionary, Multiline Retail)†	1,574	4,218
Iluka Resources Limited (Materials, Metals & Mining)	1,068	17,835
Incitec Pivot Limited (Materials, Chemicals)	4,213	17,274
Insurance Australia Group Limited (Financials, Insurance)	5,605	21,246
Leighton Holdings Limited (Industrials, Construction & Engineering)	396	9,810
Lend Lease Corporation Limited (Financials, Real Estate Management & Development)	1,444	13,799
Lynas Corporation Limited (Materials, Metals & Mining)†	4,312	10,912
MacArthur Coal Limited (Materials, Metals & Mining)	390	4,955
Macquaire Office Trust (Financials, REIT)	2	8
Macquarie Airports Group (Industrials, Transportation Infrastructure)	1,087	3,586
Macquarie Goodman Group (Financials, REIT)	15,581	12,228
Macquarie Group Limited (Financials, Capital Markets)	873	31,693
Metcash Limited (Consumer Staples, Food & Staples Retailing)	1,825	7,639
Mirvac Group (Financials, REIT)	8,853	12,052
National Australia Bank Limited (Financials, Commercial Banks)	5,498	155,451
Newcrest Mining Limited (Materials, Metals & Mining)	1,967	83,380
OneSteel Limited (Materials, Metals & Mining)	3,593	7,232
Orica Limited (Materials, Chemicals)	949	26,437
Origin Energy Limited (Energy, Oil, Gas & Consumable Fuels)	2,706	47,356
Oz Minerals Limted (Materials, Metal & Mining)	790	11,919
Paladin Energy Limited (Energy, Oil, Gas & Consumable Fuels)†	2,019	6,791
Qantas Airways Limited (Industrials, Airlines)	3,289	7,375
QBE Insurance Group Limited (Financials, Insurance)	2,658	50,177
QR National Limited (Industrials, Road & Rail)†	4,487	16,529

148	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Australia (continued)
Ramsay Health Care Limited (Health Care, Health Care Providers & Services)	343	$6,750
Rio Tinto Limited (Materials, Metals & Mining)	1,121	97,551
Santos Limited (Energy, Oil, Gas & Consumable Fuels)	2,195	34,593
Sims Group Limited (Materials, Metals & Mining)	387	7,033
Sonic Healthcare Limited (Health Care, Health Care Providers & Services)	969	12,726
SP AusNet (Utilities, Electric Utilities)	4,134	4,105
Stockland (Financials, REIT)	6,260	23,595
SunCorp-Metway Limited (Financials, Insurance)	3,227	28,805
Tabcorp Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,878	15,661
Tattersall’s Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,539	8,691
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	11,473	36,996
Toll Holdings Limited (Industrials, Air Freight & Logistics)	1,708	9,556
Transurban Group (Industrials, Transportation Infrastructure)	3,242	18,901
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	2,584	91,601
Wesfarmers Limited (Consumer Staples, Food & Staples Retailing)	385	13,792
Westfield Group (Financials, REIT)	5,542	53,790
Westfield Retail Trust (Financials, REIT)†	5,754	16,343
Westpac Banking Corporation (Financials, Commercial Banks)	7,620	180,055
Woodside Petroleum Limited (Energy, Oil, Gas & Consumable Fuels)	1,603	79,812
Woolworths Limited (Consumer Staples, Food & Staples Retailing)	3,096	90,611
WorleyParsons Limited (Energy, Energy Equipment & Services)	505	16,176

		2,565,069

Austria: 0.33%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	497	24,779
IMMOEAST AG (Financials, REIT)(a)	2,181	0
IMMOFINANZ Immobilien Anlagen AG (Financials, REIT)	2,606	11,502
OMV AG (Energy, Oil, Gas & Consumable Fuels)	389	16,159
Raiffeisen International Bank Holdings (Financials, Commercial Banks)	128	6,998
Telekom Austria AG (Telecommunication Services, Diversified Telecommunication Services)	843	10,918
Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Utilities, Electric Utilities)	178	7,995
Voestalpine AG (Materials, Metals & Mining)	289	14,465
Wiener Staedtische Allgemeine Versicherung AG (Financials, Insurance)	114	6,492

		99,308

Belgium: 1.02%
Anheuser-Busch InBev NV (Consumer Staples, Beverages)	2,048	123,550
Anheuser-Busch InBev NV VVPR Strip (Consumer Staples, Beverages)†	2,600	11
Bekaert SA (Industrials, Electrical Equipment)	102	10,811
Belgacom SA (Telecommunication Services, Diversified Telecommunication Services)	395	13,768
Colruyt SA (Consumer Staples, Food & Staples Retailing)	199	11,429
Delhaize Group (Consumer Staples, Food & Staples Retailing)	272	22,496
Dexia (Financials, Commercial Banks)†«	1,642	5,730
Fortis (Financials, Insurance)	6,006	16,586
Fortis VVPR Strip (Financials, Insurance)†	9,100	26
Groupe Bruxelles Lambert SA (Financials, Diversified Financial Services)	217	19,665
KBC Groep NV (Financials, Commercial Banks)	435	18,398
Mobistar SA (Telecommunication Services, Wireless Telecommunication Services)	80	5,729
Nationale A Portefeuille (Financials, Diversified Financial Services)†(a)	67	4,726
Solvay SA (Materials, Chemicals)	159	23,774

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	149

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Belgium (continued)
UCB SA (Health Care, Pharmaceuticals)	265	$12,654
Umicore (Materials, Chemicals)	295	16,258

		305,611

Bermuda: 0.09%
Independent Tankers Corporation Limited (Energy, Oil, Gas & Consumable Fuels)†	50	28
Seadrill Limited (Energy, Energy Equipment & Services)	728	26,269

		26,297

Cyprus: 0.02%
Bank of Cyprus Public Company Limited (Financials, Commercial Banks)	1,977	6,544

Denmark: 1.07%
A.P. Moller-Maersk A/S Class A (Industrials, Marine)	1	9,266
A.P. Moller-Maersk A/S Class B (Industrials, Marine)	4	38,516
Carlsberg A/S (Consumer Staples, Beverages)	271	31,337
Coloplast A/S (Health Care, Health Care Equipment & Supplies)	54	7,954
Danske Bank (Financials, Commercial Banks)	1,539	32,383
DSV A/S (Industrials, Road & Rail)	550	13,760
Novo Nordisk A/S Class B (Health Care, Pharmaceuticals)	1,079	135,288
Novozymes A/S Class B (Materials, Chemicals)	106	17,792
Pandora A/S (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	141	4,791
TDC A/S (Telecommunication Services, Diversified Telecommunication Services)	900	8,187
Trygvesta A/S (Financials, Insurance)	75	4,546
Vestas Wind Systems A/S (Industrials, Electrical Equipment)†	548	16,524
William Demant Holding (Health Care, Health Care Equipment & Supplies)†	20	1,892

		322,236

Finland: 1.00%
Elisa Oyj (Telecommunication Services, Diversified Telecommunication Services)	357	7,881
Fortum Oyj (Energy, Oil, Gas & Consumable Fuels)	1,155	38,645
Kesko Oyj (Consumer Staples, Food & Staples Retailing)	138	6,861
Kone Oyj (Industrials, Machinery)	388	24,479
Metso Oyj (Industrials, Machinery)	319	18,390
Neste Oil Oyj Limited (Energy, Oil, Gas & Consumable Fuels)	380	6,579
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	9,624	65,787
Nokian Renkaat Oyj (Consumer Discretionary, Auto Components)	280	13,652
OKO Bank (Financials, Diversified Financial Services)	368	5,092
Orion Oyj (Health Care, Pharmaceuticals)	267	6,932
Outokumpu Oyj (Materials, Metals & Mining)	238	3,507
Rautaruukki Oyj (Materials, Metals & Mining)	200	4,723
Sampo Oyj (Financials, Insurance)	1,107	36,243
SanomaWSOY Oyj (Consumer Discretionary, Media)†	240	4,556
Stora Enso Oyj (Materials, Paper & Forest Products)	1,560	17,444
UPM-Kymmene Oyj (Materials, Paper & Forest Products)	1,318	24,847
Wartsila Oyj (Industrials, Machinery)	376	13,641

		299,259

France: 9.81%
Accor SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	378	17,309
Aeroports de Paris (Industrials, Transportation Infrastructure)	88	8,472
Air France-KLM (Industrials, Airlines)	400	6,718

150	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

France (continued)
Air Liquide SA (Materials, Chemicals)	732	$101,687
Alcatel SA (Information Technology, Communications Equipment)	5,904	33,332
Alstom RGPT (Industrials, Machinery)	541	33,493
Arkema (Industrials, Professional Services)	141	15,456
Atos Origin SA (Information Technology, IT Services)	134	7,837
AXA SA (Financials, Insurance)	4,418	94,352
BNP Paribas SA (Financials, Commercial Banks)	2,443	190,622
Bouygues SA (Industrials, Construction & Engineering)	607	28,040
Bureau Veritas SA (Industrials, Commercial Services & Supplies)	129	10,827
Cap Gemini SA (Information Technology, IT Services)	397	22,667
Carrefour SA (Consumer Staples, Food & Staples Retailing)	1,534	67,949
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	142	14,856
Christian Dior SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	168	25,942
CNP Assurances (Financials, Insurance)	355	7,216
Compagnie de Saint-Gobain (Industrials, Building Products)	1,023	67,611
Compagnie Generale de Geophysique-Veritas (Energy, Energy Equipment & Services)†	378	14,143
Compagnie Generale Des Establissements Michelin (Consumer Discretionary, Auto Components)	454	42,553
Credit Agricole SA (Financials, Commercial Banks)	2,460	37,597
Dassault Systemes SA (Information Technology, Software)	156	13,270
Edenred (Consumer Staples, Commercial Services & Supplies)	434	12,851
Eiffage SA (Industrials, Construction & Engineering)†	120	7,952
Electricite de France (Utilities, Electric Utilities)	682	27,663
Eramet (Materials, Metals & Mining)	15	5,029
Essilor International SA Cie Generale d’Optique (Health Care, Health Care Equipment & Supplies)	532	43,080
Eurazeo (Financials, Diversified Financial Services)	90	7,147
Eutelsat Communications (Consumer Discretionary, Media)	260	11,528
Fonciere des Regions (Financials, REIT)	72	7,598
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	4,771	109,169
Gaz de France (Utilities, Multi-Utilities)	3,166	116,456
GDF Suez (Utilities, Electric Utilities)	1,701	2
Gecina SA (Financials, REIT)	56	8,176
Groupe Danone (Consumer Staples, Food Products)	1,507	110,496
Groupe Eurotunnel SA (Industrials, Transportation Infrastructure)	1,205	13,120
ICADE (Financials, REIT)	69	8,776
ILIAD SA (Telecommunication Services, Diversified Telecommunication Services)	48	6,148
Imerys SA (Materials, Construction Materials)	112	8,188
JC Decaux SA (Consumer Discretionary, Media)	197	6,332
Klepierre (Financials, REIT)	270	11,528
L’Oreal SA (Consumer Staples, Personal Products)	611	76,876
Lafarge SA (Materials, Construction Materials)	528	36,442
Lagardere SCA (Consumer Discretionary, Media)	299	12,212
Legrand SA (Industrials, Electrical Equipment)	410	17,323
LVMH Moet Hennessy Louis Vuitton SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	623	108,394
M6 Metropole Television (Consumer Discretionary, Media)	188	4,411
Natixis (Financials, Commercial Banks)«	2,215	12,457
Neopost SA (Information Technology, Office Electronics)	94	8,417
Pernod-Ricard (Consumer Staples, Beverages)	503	50,779
Peugeot SA (Consumer Discretionary, Automobiles)	393	16,633
Pinault-Printempts-Redoute SA (Consumer Discretionary, Multiline Retail)	197	34,290
Publicis Groupe (Consumer Discretionary, Media)	336	18,471
Renault SA (Consumer Discretionary, Automobiles)	506	28,705
Safran SA (Industrials, Aerospace & Defense)	424	17,238

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	151

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

France (continued)
Sanofi-Aventis SA (Health Care, Pharmaceuticals)«	2,843	$225,107
Schneider Electric SA (Industrials, Electrical Equipment)	618	101,921
SCOR SE (Financials, Insurance)	444	12,326
Societe BIC SA (Industrials, Commercial Services & Supplies)	79	7,452
Societe Generale (Financials, Commercial Banks)	1,633	96,916
Societe Television Francaise 1 (Consumer Discretionary, Media)	348	6,235
Sodexho Alliance SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	245	18,863
Suez Environnement SA (Utilities, Water Utilities)	684	14,347
Technip SA (Energy, Energy Equipment & Services)	249	26,782
Thales SA (Industrials, Aerospace & Defense)	216	9,043
Total SA (Energy, Oil, Gas & Consumable Fuels)«	5,394	310,733
Unibail-Rodamco (Financials, Real Estate Management & Development)	233	52,543
Vallourec SA (Industrials, Machinery)	287	35,920
Veolia Environnement (Utilities, Multi-Utilities)«	880	26,601
Vinci SA (Industrials, Construction & Engineering)«	1,126	72,652
Vivendi SA (Consumer Discretionary, Media)	3,179	88,730
Wendel (Industrials, Industrial Conglomerates)	84	10,203

		2,942,210

Germany: 8.13%
Adidas-Salomon AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	545	41,090
Allianz AG (Financials, Insurance)	1,163	160,974
Axel Springer AG (Consumer Discretionary, Media)	39	5,831
BASF SE (Materials, Chemicals)	2,342	216,580
Bayer AG (Health Care, Pharmaceuticals)	2,128	174,404
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	854	75,558
Beiersdorf AG (Consumer Staples, Personal Products)	230	15,241
Brenntag AG (Materials, Chemicals)	74	8,818
Celesio AG (Health Care, Health Care Providers & Services)	224	5,375
Commerzbank AG (Financials, Commercial Banks)	6,767	30,968
Continental AG (Consumer Discretionary, Auto Components)	165	16,978
Daimler AG (Consumer Discretionary, Automobiles)	2,322	164,089
Deutsche Bank AG (Financials, Capital Markets)«	2,367	141,074
Deutsche Boerse AG (Financials, Diversified Financial Services)	491	38,707
Deutsche Lufthansa AG (Industrials, Airlines)	580	12,637
Deutsche Post AG (Industrials, Air Freight & Logistics)	2,145	40,392
Deutsche Telekom AG (Telecommunication Services, Diversified Telecommunication Services)	7,298	108,491
E.ON AG (Utilities, Electric Utilities)	4,586	130,245
Fraport AG (Industrials, Transportation Infrastructure)	109	8,935
Fresenius Medical Care AG & Company (Health Care, Health Care Providers & Services)	499	36,150
Fresenius SE & Company KGaA (Health Care, Health Care Equipment & Supplies)	277	29,088
GEA Group AG (Industrials, Machinery)	436	14,663
Hannover Rueckversicherung AG (Financials, Insurance)	145	7,703
Heidelbergcement AG (Materials, Construction Materials)	353	24,552
Henkel KGaA (Consumer Staples, Household Products)	338	19,588
Hochtief AG (Industrials, Construction & Engineering)	120	10,094
Infineon Technologies AG (Information Technology, Semiconductors & Semiconductor Equipment)	2,863	33,130
K+S AG (Materials, Chemicals)	439	34,974
Kabel Deutschland Holding AG (Consumer Discretionary, Media)†	142	9,690
LANXESS AG (Materials, Chemicals)	219	18,907
Linde AG (Materials, Chemicals)	436	73,756

152	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Germany (continued)
MAN AG (Industrials, Machinery)	275	$38,309
Merck KGaA (Health Care, Pharmaceuticals)	167	18,359
Metro AG (Consumer Staples, Food & Staples Retailing)	341	22,741
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	481	73,789
RWE AG (Utilities, Multi-Utilities)	1,072	62,526
Salzgitter AG (Materials, Metals & Mining)	100	7,390
SAP AG (Information Technology, Software)«	2,347	145,810
Siemens AG (Industrials, Industrial Conglomerates)	2,099	280,922
Suedzucker AG (Consumer Staples, Food Products)	194	6,110
Thyssenkrupp AG (Materials, Metals & Mining)	881	41,845
TUI AG (Consumer Discretionary, Hotels, Restaurants & Leisure)	410	4,542
United Internet AG (Information Technology, Internet Software & Services)	356	6,937
Volkswagen AG (Consumer Discretionary, Automobiles)	78	13,071
Wacker Chemie AG (Materials, Chemicals)	38	8,476

		2,439,509

Greece: 0.20%
Alpha Bank AE (Financials, Commercial Banks)	1,509	6,862
Coca-Cola Hellenic Bottling Company SA (Consumer Staples, Beverages)	465	12,112
EFG Eurobank Ergasias SA (Financials, Commercial Banks)	961	4,398
Hellenic Telecommunications Organization SA (Telecommunication Services, Diversified Telecommunication Services)†	730	7,459
National Bank of Greece SA (Financials, Commercial Banks)	2,157	15,210
Opap SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	590	10,826
Public Power Corporation SA (Utilities, Electric Utilities)	340	4,506

		61,373

Hong Kong: 2.82%
AIA Group Limited (Financials, Insurance)†	20,000	70,590
ASM Pacific Technology (Information Technology, Semiconductors & Semiconductor Equipment)	500	6,802
Bank of East Asia Limited (Financials, Commercial Banks)	3,856	16,882
BOC Hong Kong Holdings Limited (Financials, Commercial Banks)	9,500	29,316
Cathay Pacific Airways Limited (Industrials, Airlines)	3,000	7,190
Cheung Kong Holdings Limited (Financials, Real Estate Management & Development)	4,000	62,592
Cheung Kong Infrastructure Holdings Limited (Financials, Diversified Financial Services)	1,000	4,725
CLP Holdings Limited (Utilities, Electric Utilities)	5,000	42,688
Esprit Holdings Limited (Consumer Discretionary, Specialty Retail)	2,843	10,692
Foxconn International Holdings Limited (Information Technology, Electronic Equipment & Instruments)†	6,000	3,387
Galaxy Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)†	2,000	4,495
Hang Lung Group Limited (Financials, Real Estate Management & Development)	2,000	12,961
Hang Lung Properties Limited (Financials, Real Estate Management & Development)	6,000	24,996
Hang Seng Bank Limited (Financials, Commercial Banks)	2,000	32,067
Henderson Land Development Company Limited (Financials, Real Estate Management & Development)	3,107	21,093
Hong Kong & China Gas Company Limited (Utilities, Gas Utilities)	12,476	28,810
Hong Kong Electric Holdings Limited (Utilities, Electric Utilities)	3,500	24,999
Hong Kong Exchanges & Clearing Limited (Financials, Diversified Financial Services)	2,625	58,829
Hopewell Holdings (Financials, Real Estate Management & Development)	1,000	3,131
Hutchison Whampoa Limited (Industrials, Industrial Conglomerates)	5,000	57,860
Hysan Development Company Limited (Financials, Real Estate Management & Development)	1,809	8,920
Kerry Properties Limited (Financials, Real Estate Management & Development)	1,976	10,087
Li & Fung Limited (Consumer Discretionary, Distributors)†	12,400	27,551
Lifestyle International Holdings Limited (Consumer Discretionary, Multiline Retail)	1,500	4,378

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	153

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Hong Kong (continued)
MTR Corporation Limited (Industrials, Road & Rail)	3,641	$13,366
New World Development Limited (Financials, Real Estate Management & Development)	6,661	11,357
Noble Group Limited (Industrials, Trading Companies & Distributors)	7,986	13,662
NWS Holdings Limited (Industrials, Industrial Conglomerates)	4,218	6,139
Orient Overseas International Limited (Industrials, Marine)	200	1,557
PCCW Limited (Telecommunication Services, Diversified Telecommunication Services)	11,977	4,620
Sands China Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	5,962	15,447
Shangri-La Asia Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,333	11,282
Sino Land Company (Financials, Real Estate Management & Development)	4,224	7,430
SJM Holdings Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,000	9,751
Sun Hung Kai Properties Limited (Financials, Real Estate Management & Development)	4,057	63,171
Swire Pacific Limited (Financials, Real Estate Management & Development)	2,000	30,833
The Link REIT (Financials, REIT)	6,048	20,569
Wharf Holdings Limited (Financials, Real Estate Management & Development)	3,625	26,684
Wheelock & Company (Financials, Real Estate Management & Development)	2,000	8,358
Wing Hang Bank Limited (Financials, Commercial Banks)	500	5,455
Wynn Macau Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	3,812	13,332
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	2,000	6,943

		844,997

Ireland: 0.28%
CRH plc (Materials, Construction Materials)	1,893	41,231
Elan Corporation plc (Health Care, Pharmaceuticals)†	1,206	11,889
James Hardie Industries NV (Materials, Construction Materials)†	1,288	8,045
Kerry Group plc (Consumer Staples, Food Products)	369	15,825
Ryanair Holdings plc ADR (Industrials, Airlines)«	186	5,468

		82,458

Israel: 0.74%
Bank Hapoalim Limited (Financials, Commercial Banks)†	2,612	13,440
Bank Leumi Le-Israel (Financials, Commercial Banks)	3,047	14,792
Bezeq Israeli Telecommunication Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	4,581	11,639
Cellcom Israel Limited (Telecommunication Services, Wireless Telecommunication Services)	147	4,449
Delek Group Limited (Industrials, Industrial Conglomerates)	12	2,908
Elbit Systems Limited (Industrials, Aerospace & Defense)	69	3,548
Israel Chemicals Limited (Materials, Chemicals)	1,191	19,418
Israel Discount Bank Limited (Financials, Commercial Banks)†	1,639	3,272
Makhteshim-Agan Industries Limited (Materials, Chemicals)	671	3,544
Nice Systems Limited (Information Technology, Software)†	183	6,540
Partner Communications Company Limited (Telecommunication Services, Wireless Telecommunication Services)†	252	4,309
Teva Pharmaceutical Industries Limited (Health Care, Pharmaceuticals)	2,410	123,376
The Israel Corporation Limited (Materials, Chemicals)	5	5,453
United Mizrahi Bank Limited (Financials, Commercial Banks)	359	3,831

		220,519

Italy: 2.69%
AEM SpA (Utilities, Multi-Utilities)	3,249	5,499
Assicurazioni Generali SpA (Financials, Insurance)	2,959	64,769
Atlantia SpA (Industrials, Transportation Infrastructure)	620	14,660
Autogrill SpA (Consumer Discretionary, Hotels, Restaurants & Leisure)	334	4,263
Banca Carige SpA (Financials, Commercial Banks)	1,676	4,221

154	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Italy (continued)
Banca Monte Dei Paschi di Siena SpA (Financials, Commercial Banks)	6,574	$8,302
Banco Popolare SpA (Financials, Commercial Banks)	3,821	9,953
Beni Stabili SpA (Financials, Real Estate Management & Development)	720	746
Enel Green Power SpA (Utilities, Multi-Utilities)	3,940	11,006
Enel SpA (Utilities, Multi-Utilities)	16,742	115,022
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	6,131	146,993
Exor SpA (Financials, Diversified Financial Services)	190	6,404
Fiat Industrial SpA (Consumer Discretionary, Auto Components)†	1,989	26,162
Fiat SpA (Consumer Discretionary, Automobiles)	1,989	21,139
Finmeccanica SpA (Industrials, Aerospace & Defense)	1,029	12,817
Intesa Sanpaolo SpA (Financials, Commercial Banks)«	23,970	62,195
Intesa Sanpaolo SpA RSP (Financials, Commercial Banks)«	2,763	6,024
Luxottica Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	280	8,945
Mediaset SpA (Consumer Discretionary, Media)	1,799	9,413
Mediobanca SpA (Financials, Capital Markets)	1,197	13,298
Parmalat SpA (Consumer Staples, Food Products)	4,363	16,187
Pirelli & Company SpA (Consumer Discretionary, Auto Components)	705	7,026
Prelios SpA (Financials, Real Estate Management & Development)†	705	529
Prysmian SpA (Industrials, Electrical Equipment)	537	11,352
Saipem SpA (Energy, Energy Equipment & Services)	697	36,782
Snam Rete Gas SpA (Utilities, Gas Utilities)	3,851	22,711
Telecom Italia SpA RSP (Telecommunication Services, Diversified Telecommunication Services)	16,221	19,842
Telecom Italia SpA (Telecommunication Services, Diversified Telecommunication Services)	24,797	35,168
Terna SpA (Utilities, Electric Utilities)	3,371	16,465
UniCredito Italiano SpA (Financials, Commercial Banks)	34,858	79,209
Unione di Banche SpA (Financials, Commercial Banks)	1,378	10,818

		807,920

Japan: 19.04%
ABC-Mart Incorporated (Consumer Discretionary, Specialty Retail)	100	3,993
Advantest Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	400	7,430
Aeon Company Limited (Consumer Staples, Food & Staples Retailing)	1,600	18,393
Aeon Credit Service Company Limited (Financials, Consumer Finance)	200	2,537
Aeon Mall Company Limited (Financials, Real Estate Management & Development)	200	4,741
Aisin Seiki Company Limited (Consumer Discretionary, Auto Components)	500	18,403
Ajinomoto Company Incorporated (Consumer Staples, Food Products)	2,000	22,991
Alfresa Holdings Corporation (Health Care, Health Care Providers & Services)	100	3,596
All Nippon Airways Company Limited (Industrials, Airlines)	2,000	6,061
Amada Company Limited (Industrials, Machinery)	1,000	7,312
Aozora Bank Limited (Financials, Commercial Banks)	1,000	2,147
Asahi Breweries Limited (Consumer Staples, Beverages)	1,000	19,433
Asahi Glass Company Limited (Industrials, Building Products)	3,000	35,223
Asahi Kasei Corporation (Materials, Chemicals)	3,000	19,580
Astellas Pharma Incorporated (Health Care, Pharmaceuticals)	1,100	41,835
Bank of Kyoto Limited (Financials, Commercial Banks)	1,000	8,882
Bank of Yokohama Limited (Financials, Commercial Banks)	3,000	14,501
Benesse Corporation (Consumer Discretionary, Diversified Consumer Services)	200	8,576
Bridgestone Corporation (Consumer Discretionary, Auto Components)	1,700	38,501
Brother Industries Limited (Information Technology, Office Electronics)	600	8,436
Canon Incorporated (Information Technology, Office Electronics)	2,900	138,934
Casio Computer Company Limited (Consumer Discretionary, Household Durables)	700	5,101

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	155

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Central Japan Railway Company (Industrials, Road & Rail)	4	$31,309
Chiba Bank Limited (Financials, Commercial Banks)	2,000	11,974
Chubu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,700	26,738
Chugai Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	600	9,827
Citizen Holdings Company Limited (Information Technology, Electronic Equipment & Instruments)	600	3,364
Coca-Cola West Japan Company Limited (Consumer Staples, Beverages)	200	3,781
Cosmo Oil Company Limited (Energy, Oil, Gas & Consumable Fuels)	1,000	2,994
Credit Saison Company Limited (Financials, Consumer Finance)	400	6,031
Dai Ichi Mutual Life Insurance (Financials, Insurance)	21	31,638
Dai Nippon Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	11,397
Daicel Chemical Industries Limited (Materials, Chemicals)	1,000	6,392
Daido Steel Company Limited (Materials, Metals & Mining)	1,000	6,085
Daiichi Sankyo Company Limited (Health Care, Pharmaceuticals)	1,700	32,870
Daikin Industries Limited (Industrials, Building Products)	600	19,919
Dainippon Sumitomo Pharma Company Limited (Health Care, Pharmaceuticals)	500	4,699
Daito Trust Construction Company Limited (Financials, Real Estate Management & Development)	200	16,489
Daiwa House Industry Company Limited (Financials, Real Estate Management & Development)	1,000	12,170
Daiwa Securities Group Incorporated (Financials, Capital Markets)	4,000	16,342
Dena Company Limited (Consumer Discretionary, Internet & Catalog Retail)	200	7,079
Denki Kagaku Kogyo Kabushiki Kaisha (Materials, Chemicals)	1,000	5,128
Denso Corporation (Consumer Discretionary, Auto Components)	1,200	42,871
Dentsu Incorporated (Consumer Discretionary, Media)	400	10,693
Dowa Mining Company Limited (Materials, Metals & Mining)	100	593
East Japan Railway Company (Industrials, Road & Rail)	900	52,337
Eisai Company Limited (Health Care, Pharmaceuticals)	600	22,746
Electric Power Development Company (Utilities, Independent Power Producers & Energy Traders)	280	6,596
Elpida Memory Incorporated (Information Technology, Semiconductors & Semiconductor Equipment)†	500	6,870
FamilyMart Company Limited (Consumer Staples, Food & Staples Retailing)	100	3,566
FANUC Limited (Industrials, Machinery)	500	76,616
Fast Retailing Company Limited (Consumer Discretionary, Specialty Retail)	100	14,526
Fuji Electric Holdings Company Limited (Industrials, Electrical Equipment)	1,000	3,055
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	1,000	7,324
Fujifilm Holdings Corporation (Information Technology, Electronic Equipment & Instruments)	1,200	35,318
Fujitsu Limited (Information Technology, Computers & Peripherals)	5,000	26,193
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	2,000	7,901
Furukawa Electric Company Limited (Industrials, Electrical Equipment)	1,000	3,619
Gree Incorporated (Information Technology, Internet Software & Services)	200	4,395
GS Yuasa Corporation (Industrials, Electrical Equipment)	1,000	6,416
Gunma Bank Limited (Financials, Commercial Banks)	1,000	5,214
Hakuhodo DY Holdings Incorporated (Consumer Discretionary, Media)	70	3,577
Hamamatsu Photonics (Information Technology, Electronic Equipment & Instruments)	200	8,122
Hino Motors Limited (Industrials, Machinery)	1,000	5,459
Hirose Electric Company Limited (Information Technology, Electronic Equipment & Instruments)	100	10,232
Hisamitsu Pharmaceutical Company Incorporated (Health Care, Pharmaceuticals)	200	8,490
Hitachi Chemical Company Limited (Materials, Chemicals)	300	6,054
Hitachi Construction Machinery Company Limited (Industrials, Machinery)†	300	6,312
Hitachi High-Technologies Corporation (Information Technology, Electronic Equipment & Instruments)	200	4,184
Hitachi Limited (Information Technology, Electronic Equipment & Instruments)	11,000	62,618
Hokkaido Electric Power Company Incorporated (Utilities, Electric Utilities)	500	7,318
Hokuhoku Financial Group Incorporated (Financials, Commercial Banks)	3,000	5,668
Hokuriku Electric Power Company (Utilities, Electric Utilities)	500	8,459
Honda Motor Company Limited (Consumer Discretionary, Automobiles)	4,200	159,220

156	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Hoya Corporation (Information Technology, Electronic Equipment & Instruments)	1,100	$22,699
Ibiden Company Limited (Information Technology, Electronic Equipment & Instruments)	300	9,683
Idemitsu Kosan Company Limited (Energy, Oil, Gas & Consumable Fuels)	100	11,029
Inpex Holdings Incorporated (Energy, Oil, Gas & Consumable Fuels)	6	43,283
Isetan Mitsukoshi Holdings Limited (Consumer Discretionary, Multiline Retail)	960	8,821
Ishikawajima-Harima Heavy Industries Company Limited (Industrials, Machinery)	3,000	7,398
Isuzu Motors Limited (Consumer Discretionary, Automobiles)	3,000	13,949
Itochu Corporation (Industrials, Trading Companies & Distributors)	3,900	40,096
Itochu Techno-Science Corporation (Information Technology, IT Services)	100	3,359
J Front Retailing Company Limited (Consumer Discretionary, Multiline Retail)	800	3,259
Japan Petroleum Exploration Company (Energy, Oil, Gas & Consumable Fuels)	100	4,760
Japan Prime Realty Investment Corporation (Financials, REIT)	2	5,783
Japan Real Estate Investment Corporation (Financials, REIT)	1	9,741
Japan Retail Fund Investment Corporation (Financials, REIT)	4	6,453
Japan Steel Works (Industrials, Machinery)	1,000	7,177
Japan Tobacco Incorporated (Consumer Staples, Tobacco)	11	42,375
JFE Holdings Incorporated (Materials, Metals & Mining)	1,200	29,886
JGC Corporation (Industrials, Construction & Engineering)	1,000	26,610
Joyo Bank Limited (Financials, Commercial Banks)	2,000	8,048
JS Group Corporation (Industrials, Building Products)	600	14,582
JSR Corporation (Materials, Chemicals)	500	9,864
JTEKT Corporation (Industrials, Machinery)	600	7,906
Jupiter Telecommunications Company Limited (Consumer Discretionary, Media)	7	7,540
JX Holdings Incorporated (Energy, Energy Equipment & Services)	5,900	38,653
Kajima Corporation (Industrials, Construction & Engineering)	2,000	5,570
Kamigumi Company Limited (Industrials, Transportation Infrastructure)	1,000	8,539
Kaneka Corporation (Industrials, Professional Services)	1,000	6,699
Kansai Electric Power Company Incorporated (Utilities, Electric Utilities)	1,900	32,261
Kansai Paint Company Limited (Materials, Chemicals)	1,000	8,956
Kao Corporation (Consumer Staples, Personal Products)	1,400	35,863
Kawasaki Heavy Industries Limited (Industrials, Machinery)	3,000	10,710
Kawasaki Kisen Kaisha Limited (Industrials, Marine)	2,000	6,699
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	7	49,982
Keihin Electric Express Railway Company Limited (Industrials, Road & Rail)	1,000	6,686
Keio Corporation (Industrials, Road & Rail)	1,000	5,361
Keisei Electric Railway Company Limited (Industrials, Road & Rail)	1,000	5,558
Keyence Corporation (Information Technology, Electronic Equipment & Instruments)	100	26,132
Kintetsu Corporation (Industrials, Road & Rail)	4,000	12,023
Kirin Brewery Company Limited (Consumer Staples, Beverages)	2,000	27,898
Kobe Steel Limited (Materials, Metals & Mining)	6,000	12,882
Komatsu Limited (Industrials, Machinery)	2,400	71,608
Konami Corporation (Information Technology, Software)	300	6,187
Konica Minolta Holdings Incorporated (Information Technology, Office Electronics)	1,000	8,379
Kubota Corporation (Industrials, Machinery)	3,000	26,941
Kuraray Company Limited (Materials, Chemicals)	900	13,493
Kurita Water Industries Limited (Industrials, Machinery)	300	8,594
Kyocera Corporation (Information Technology, Electronic Equipment & Instruments)	400	41,762
Kyowa Hakko Kogyo Company Limited (Health Care, Pharmaceuticals)	1,000	9,778
Kyushu Electric Power Company Incorporated (Utilities, Electric Utilities)	1,000	15,102
Lawson Incorporated (Consumer Staples, Food & Staples Retailing)	100	4,944
Mabuchi Motor Company Limited (Industrials, Electrical Equipment)	100	4,926
Makita Corporation (Industrials, Machinery)	300	12,698

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	157

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Marubeni Corporation (Industrials, Trading Companies & Distributors)	4,000	$27,825
Marui Company Limited (Consumer Discretionary, Multiline Retail)	700	4,955
Maruichi Steel Tube Limited (Materials, Metals & Mining)	100	2,526
Matsushita Electric Industrial Company Limited (Consumer Discretionary, Household Durables)	5,600	65,543
Mazda Motor Corporation (Consumer Discretionary, Automobiles)	4,000	10,060
McDonald’s Holdings Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	200	5,194
Mediceo Paltac Holdings Company Limited (Health Care, Health Care Providers & Services)	400	3,548
Meiji Holdings Company Limited (Consumer Staples, Food Products)	200	8,477
Millea Holdings Incorporated (Financials, Insurance)	1,800	49,223
Minebea Company Limited (Industrials, Machinery)	1,000	5,091
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	100	3,908
Mitsubishi Chemical Holdings Corporation (Materials, Chemicals)	3,000	20,795
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	3,500	88,327
Mitsubishi Electric Corporation (Industrials, Electrical Equipment)	5,000	56,128
Mitsubishi Estate Company Limited (Financials, Real Estate Management & Development)	3,000	53,257
Mitsubishi Gas Chemical Company Incorporated (Materials, Chemicals)	1,000	7,496
Mitsubishi Heavy Industries Limited (Industrials, Machinery)	8,000	38,670
Mitsubishi Materials Corporation (Materials, Metals & Mining)	3,000	9,238
Mitsubishi Motors Corporation (Consumer Discretionary, Automobiles)†	10,000	11,778
Mitsubishi UFJ Financial Group Incorporated (Financials, Commercial Banks)	32,570	149,844
Mitsubishi UFJ Securities Company Limited (Financials, Diversified Financial Services)	170	6,455
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	4,500	76,408
Mitsui Chemicals Incorporated (Materials, Chemicals)	2,000	6,551
Mitsui Engineering & Shipbuilding Company Limited (Industrials, Machinery)	2,000	4,368
Mitsui Fudosan Company Limited (Financials, Real Estate Management & Development)	2,000	33,468
Mitsui OSK Lines Limited (Industrials, Marine)	3,000	15,974
Mitsui Sumitomo Insurance Group Holdings Incorporated (Financials, Insurance)	1,400	32,548
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	52,200	81,973
Mizuho Trust & Banking Company Limited (Financials, Commercial Banks)	4,000	3,435
Murata Manufacturing Company Limited (Information Technology, Electronic Equipment & Instruments)	500	31,346
Nabtesco Corporation (Industrials, Machinery)	200	4,503
Namco Bandai Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	400	4,593
NEC Corporation (Information Technology, Computers & Peripherals)	7,000	14,599
NGK Insulators Limited (Industrials, Machinery)	1,000	17,188
Nidec Corporation (Industrials, Electrical Equipment)	300	27,015
Nikon Corporation (Consumer Discretionary, Leisure Equipment & Products)	800	18,648
Nintendo Company Limited (Information Technology, Software)	300	69,452
Nippon Building Fund Incorporated (Financials, REIT)	1	10,195
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment & Instruments)	1,000	14,084
Nippon Express Company Limited (Industrials, Road & Rail)	2,000	7,705
Nippon Paper Group Incorporated (Materials, Paper & Forest Products)	300	6,323
Nippon Sheet Glass Company Limited (Industrials, Building Products)	2,000	6,551
Nippon Steel Corporation (Materials, Metals & Mining)	13,000	38,596
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	1,200	56,239
Nippon Yusen Kabushiki Kaisha (Industrials, Marine)	4,000	15,017
Nishi-Nippon City Bank Limited (Financials, Commercial Banks)	2,000	5,643
Nissan Motor Company Limited (Consumer Discretionary, Automobiles)	6,300	62,915
Nisshin Seifun Group Incorporated (Consumer Staples, Food Products)	500	6,140
Nisshin Steel Company Limited (Materials, Metals & Mining)	2,000	3,828
Nissin Food Products Company Limited (Consumer Staples, Food Products)	200	7,224
Nitori Company Limited (Consumer Discretionary, Specialty Retail)	100	8,698
Nitto Denko Corporation (Materials, Chemicals)	400	20,832

158	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
NKSJ Holdings Incorporated (Financials, Insurance)	4,000	$25,126
NOK Corporation (Consumer Discretionary, Auto Components)	300	5,098
Nomura Holdings Incorporated (Financials, Capital Markets)	9,200	46,051
Nomura Real Estate Holding Incorporated (Financials, Real Estate Management & Development)	300	4,612
Nomura Real Estate Office Fund (Financials, REIT)	1	6,956
Nomura Research Institute Limited (Information Technology, IT Services)	300	6,227
NSK Limited (Industrials, Machinery)	1,000	9,434
NTN Corporation (Industrials, Machinery)	1,000	5,165
NTT Data Corporation (Information Technology, IT Services)	3	9,418
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	39	72,632
NTT Urban Development Corporation (Financials, Real Estate Management & Development)	3	2,562
Obayashi Corporation (Industrials, Construction & Engineering)	2,000	8,416
Odakyu Electric Railway Company Limited (Industrials, Road & Rail)	2,000	15,581
OJI Paper Company Limited (Materials, Paper & Forest Products)	2,000	8,858
Olympus Corporation (Health Care, Health Care Equipment & Supplies)	600	18,484
Omron Corporation (Information Technology, Electronic Equipment & Instruments)	500	12,833
Ono Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	10,502
Oracle Corporation Japan (Information Technology, Software)	100	4,355
Oriental Land Company Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	100	8,465
ORIX Corporation (Financials, Consumer Finance)	280	26,657
Osaka Gas Company Limited (Utilities, Gas Utilities)	5,000	17,667
Otsuka Holdings Company Limited (Health Care, Health Care Providers & Services)†	600	15,723
Rakuten Incorporated (Consumer Discretionary, Internet & Catalog Retail)	19	19,231
Resona Holdings Incorporated (Financials, Commercial Banks)	4,800	21,141
Ricoh Company Limited (Information Technology, Office Electronics)	2,000	22,010
Rinnai Corporation (Consumer Discretionary, Household Durables)	100	6,944
Rohm Company Limited (Information Technology, Semiconductors & Semiconductor Equipment)	200	11,410
Sankyo Company Limited (Consumer Discretionary, Leisure Equipment & Products)	100	5,294
Santen Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	200	7,950
SBI Holdings Incorporated (Financials, Capital Markets)	59	5,682
Secom Company Limited (Industrials, Commercial Services & Supplies)	500	23,586
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	500	9,655
Seiko Epson Corporation (Information Technology, Computers & Peripherals)	400	6,684
Sekisui Chemical Company Limited (Consumer Discretionary, Household Durables)	1,000	7,938
Sekisui House Limited (Consumer Discretionary, Household Durables)	1,000	9,496
Seven & I Holdings Company Limited (Consumer Staples, Food & Staples Retailing)	1,920	50,785
Seven Bank Limited (Financials, Commercial Banks)	2	3,712
Sharp Corporation (Consumer Discretionary, Household Durables)	2,200	20,513
Shikoku Electric Power Company Incorporated (Utilities, Electric Utilities)	400	8,210
Shimadzu Corporation (Information Technology, Electronic Equipment & Instruments)	1,000	8,833
Shimano Incorporated (Consumer Discretionary, Leisure Equipment & Products)	200	10,305
Shimanura Company Limited (Consumer Discretionary, Specialty Retail)	100	9,385
Shimizu Corporation (Industrials, Construction & Engineering)	1,000	4,134
Shin-Etsu Chemical Company Limited (Materials, Chemicals)	1,000	51,711
Shinko Securities Company Limited (Financials, Capital Markets)	1,000	2,306
Shinsei Bank Limited (Financials, Commercial Banks)	2,000	2,086
Shionogi & Company Limited (Health Care, Pharmaceuticals)	800	13,476
Shiseido Company Limited (Consumer Staples, Personal Products)	900	15,392
Shizuoka Bank Limited (Financials, Commercial Banks)	2,000	18,280
Showa Denko KK (Materials, Chemicals)	4,000	8,097
Showa Shell Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	600	5,859

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	159

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
SMC Corporation (Industrials, Machinery)	100	$15,998
Softbank Corporation (Telecommunication Services, Wireless Telecommunication Services)	2,100	81,027
Sojitz Corporation (Industrials, Trading Companies & Distributors)	3,700	6,854
Sony Corporation (Consumer Discretionary, Household Durables)	2,600	68,995
Sony Financial Holdings Incorporated (Financials, Insurance)	400	7,263
Square Enix Company Limited (Information Technology, Software)	200	3,219
Stanley Electric Company Limited (Consumer Discretionary, Auto Components)	400	6,591
Sumco Corporation (Information Technology, Semiconductors & Semiconductor Equipment)	300	5,374
Sumitomo Chemical Company Limited (Materials, Chemicals)	4,000	19,924
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	2,900	38,496
Sumitomo Electric Industries Limited (Consumer Discretionary, Auto Components)	2,000	28,684
Sumitomo Heavy Industries Limited (Industrials, Machinery)	1,000	6,895
Sumitomo Metal Industries Limited (Materials, Metals & Mining)	9,000	18,329
Sumitomo Metal Mining Company Limited (Materials, Metals & Mining)	1,000	16,121
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	3,400	98,025
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	7,000	23,960
Sumitomo Realty & Development Company Limited (Financials, Real Estate Management & Development)	1,000	21,188
Sumitomo Rubber Industries (Consumer Discretionary, Auto Components)	500	5,754
Suzuken Company Limited (Health Care, Health Care Providers & Services)	200	4,642
Suzuki Motor Corporation (Consumer Discretionary, Automobiles)	900	19,775
T&D Holdings Incorporated (Financials, Insurance)	700	16,789
Taisei Corporation (Industrials, Construction & Engineering)	3,000	6,699
Taiyo Nippon Sanso Corporation (Materials, Chemicals)	1,000	7,754
Takashimaya Company Limited (Consumer Discretionary, Multiline Retail)	1,000	6,502
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	2,000	94,835
Tanabe Seiyaku Company Limited (Health Care, Pharmaceuticals)	600	10,077
TDK Corporation (Information Technology, Electronic Equipment & Instruments)	300	15,753
Teijin Limited (Materials, Chemicals)	2,000	9,177
Terumo Corporation (Health Care, Health Care Equipment & Supplies)	400	22,476
The Chugoku Electric Power Company Incorporated (Utilities, Electric Utilities)	800	11,307
The Hachijuni Bank Limited (Financials, Commercial Banks)	1,000	5,558
The Hiroshima Bank Limited (Financials, Commercial Banks)	1,000	4,257
The Iyo Bank Limited (Financials, Commercial Banks)	1,000	8,944
THK Company Limited (Industrials, Machinery)	300	7,368
TOA Medical Electronics Company (Health Care, Health Care Equipment & Supplies)	200	7,101
Tobu Railway Company Limited (Industrials, Road & Rail)	2,000	7,557
Toho Company Limited Tokyo (Consumer Discretionary, Media)	300	4,833
Toho Gas Company Limited (Utilities, Gas Utilities)	1,000	4,785
Tohoku Electric Power Company Incorporated (Utilities, Electric Utilities)	1,100	12,848
Tokyo Electric Power Company Incorporated (Utilities, Electric Utilities)	3,700	14,390
Tokyo Electron Limited (Information Technology, Semiconductors & Semiconductor Equipment)	400	21,985
Tokyo Gas Company Limited (Utilities, Gas Utilities)	6,000	25,469
Tokyu Corporation (Industrials, Road & Rail)	3,000	12,367
Tokyu Land Corporation (Financials, Real Estate Management & Development)	1,000	4,552
Tonengeneral Sekiyu KK (Energy, Oil, Gas & Consumable Fuels)	1,000	12,219
Toppan Printing Company Limited (Industrials, Commercial Services & Supplies)	1,000	7,619
Toray Industries Incorporated (Materials, Chemicals)	4,000	30,229
Toshiba Corporation (Information Technology, Computers & Peripherals)	10,000	52,754
Tosoh Corporation (Materials, Chemicals)	1,000	3,975
TOTO Limited (Industrials, Building Products)	1,000	7,337
Toyo Seikan Kaisha Limited (Materials, Containers & Packaging)	400	6,173

160	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Japan (continued)
Toyoda Gosei Company Limited (Consumer Discretionary, Auto Components)	200	$4,328
Toyota Boshoku Corporation (Consumer Discretionary, Auto Components)	200	3,153
Toyota Industries Corporation (Consumer Discretionary, Auto Components)	500	15,274
Toyota Motor Corporation (Consumer Discretionary, Automobiles)	7,000	291,989
Toyota Tsusho Corporation (Industrials, Trading Companies & Distributors)	600	9,783
Trend Micro Incorporated (Information Technology, Software)	200	6,061
Tsumura & Company (Health Care, Pharmaceuticals)	100	3,116
UBE Industries Limited Japan (Materials, Chemicals)	2,000	6,159
Uni-Charm Corporation (Consumer Discretionary, Household Products)	300	12,109
Ushio Incorporated (Industrials, Electrical Equipment)	300	5,889
USS Company Limited (Consumer Discretionary, Specialty Retail)	70	5,325
West Japan Railway Company (Industrials, Road & Rail)	4	15,237
Yahoo! Japan Corporation (Information Technology, Internet Software & Services)	37	12,206
Yakult Honsha Company Limited (Consumer Staples, Food Products)	200	5,521
Yamada Denki Company Limited (Consumer Discretionary, Specialty Retail)	220	17,112
Yamaguchi Financial Group (Financials, Commercial Banks)	1,000	8,919
Yamaha Corporation (Consumer Discretionary, Leisure Equipment & Products)	500	5,601
Yamaha Motor Company Limited (Consumer Discretionary, Automobiles)	700	12,478
Yamato Holdings Company Limited (Industrials, Air Freight & Logistics)	1,000	15,164
Yamato Kogyo Company Limited (Materials, Metals & Mining)	100	3,240
Yaskawa Electric Corporation (Information Technology, Electronic Equipment & Instruments)	1,000	10,845
Yokogawa Electric Corporation (Information Technology, Electronic Equipment & Instruments)	600	4,704

		5,710,919

Luxembourg: 0.56%
Acergy SA (Energy, Energy Equipment & Services)	738	19,599
ArcelorMittal (Materials, Metals & Mining)	2,200	73,372
Millicom International Cellular SA (Telecommunication Services, Wireless Telecommunication Services)	205	23,701
SES FDR (Consumer Discretionary, Media)	808	21,738
Tenaris SA (Energy, Energy Equipment & Services)	1,240	30,051

		168,461

Mauritius: 0.03%
Golden Agri-Resources Limited (Consumer Staples, Food Products)	17,672	9,887

Netherlands: 2.76%
Aegon NV (Financials, Insurance)	4,107	28,736
Akzo Nobel NV (Materials, Chemicals)	588	42,445
ASML Holding NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,124	43,682
Boskalis Westminster NV (Industrials, Construction & Engineering)	205	9,722
Corio NV (Financials, REIT)	163	11,173
Delta Lloyd NV (Financials, Insurance)	233	5,362
European Aeronautic Defence & Space Company NV (Industrials, Aerospace & Defense)	1,075	35,396
Fugro NV (Energy, Energy Equipment & Services)	169	13,442
Heineken NV (Consumer Staples, Beverages)	653	39,300
Heineken NV (Consumer Staples, Beverages)	286	15,002
ING Groep NV (Financials, Diversified Financial Services)†	9,867	118,978
Koninklijke Ahold NV (Consumer Staples, Food & Staples Retailing)	3,020	43,061
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	389	26,051
Koninklijke Philips Electronics NV (Materials, Chemicals)	2,613	72,481
Koninklijke Vopak NV (Industrials, Transportation Infrastructure)	185	8,786

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	161

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Netherlands (continued)
PostNL NV (Industrials, Air Freight & Logistics)	948	$9,946
QIAGEN NV (Health Care, Life Sciences Tools & Services)†	611	12,152
Randstad Holdings NV (Industrials, Commercial Services & Supplies)	242	11,956
Reed Elsevier NV (Consumer Discretionary, Media)	1,730	23,263
Royal KPN NV (Telecommunication Services, Diversified Telecommunication Services)	4,004	58,803
SBM Offshore NV (Energy, Energy Equipment & Services)	412	10,850
STMicroelectronics NV (Information Technology, Semiconductors & Semiconductor Equipment)	1,622	18,121
TNT Express NV (Industrials, Air Freight & Logistics)	948	13,437
Unilever NV (Consumer Staples, Food Products)	4,196	136,952
Wolters Kluwer NV (Consumer Discretionary, Media)	810	18,307

		827,404

New Zealand: 0.12%
Auckland International Airport Limited (Industrials, Transportation Infrastructure)	2,807	5,324
Contact Energy Limited (Utilities, Electric Utilities)†	939	4,646
Fletcher Building Limited (Materials, Construction Materials)	1,606	11,827
Sky City Entertainment Group Limited (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,727	5,227
Telecom Corporation of New Zealand Limited (Telecommunication Services, Diversified Telecommunication Services)	5,046	10,070

		37,094

Norway: 0.76%
Aker Kvaerner ASA (Energy, Energy Equipment & Services)	397	8,774
DnB Nor ASA (Financials, Commercial Banks)	2,461	37,089
Gjensidige Forsikring ASA (Financials, Insurance)	230	2,945
Norsk Hydro ASA (Materials, Metals & Mining)	2,303	18,464
Orkla ASA (Industrials, Industrial Conglomerates)	2,081	19,459
Renewable Energy Corporation ASA (Information Technology, Semiconductors & Semiconductor Equipment)†	1,456	3,439
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)	2,831	74,657
Telenor ASA (Telecommunication Services, Diversified Telecommunication Services)	2,093	35,410
Yara International ASA (Materials, Chemicals)	484	29,123

		229,360

Portugal: 0.24%
Banco Comercial Portugues SA (Financials, Commercial Banks)†«	8,347	5,778
Banco Comercial Portugues SA (Financials, Commercial Banks)(a)«	367	254
Banco Espirito Santo SA (Financials, Commercial Banks)	1,557	6,095
Cimpor Cimentos de Portugal SA (Materials, Construction Materials)	489	3,733
Energias de Portugal SA (Utilities, Electric Utilities)	4,543	16,900
Galp Energia SGPS SA (Energy, Oil, Gas & Consumable Fuels)	584	12,363
Jeronimo Martins SGPS SA (Consumer Staples, Food & Staples Retailing)	579	10,832
Portugal Telecom SGPS SA (Telecommunication Services, Diversified Telecommunication Services)	1,531	16,723

		72,678

Singapore: 1.52%
Ascendas REIT (Financials, REIT)	4,000	6,681
CapitaLand Limited (Financials, Real Estate Management & Development)	7,000	17,538
CapitaMall Trust (Financials, REIT)	5,670	9,194
CapitaMalls Asia Limited (Financials, Real Estate Management & Development)	4,000	5,189
City Developments Limited (Financials, Real Estate Management & Development)	1,000	9,194
Comfortdelgro Corporation Limited (Industrials, Road & Rail)	5,000	5,959

162	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Singapore (continued)
Cosco Corporation Singapore Limited (Industrials, Machinery)	2,000	$3,195
DBS Group Holdings Limited (Financials, Commercial Banks)	4,786	57,431
Fraser & Neave Limited (Industrials, Industrial Conglomerates)	2,000	9,957
Global Logistic Properties Limited (Financials, Real Estate Management & Development)†	4,000	6,486
Hutchison Port Holdings Trust (Materials, Containers & Packaging)†	13,600	12,784
Jardine Cycle & Carriage Limited (Consumer Discretionary, Distributors)	122	4,006
K-REIT Asia (Financials, REIT)	40	42
Keppel Corporation Limited (Industrials, Industrial Conglomerates)	3,300	30,823
Keppel Land Limited (Financials, Real Estate Management & Development)	2,000	6,632
Neptune Orient Lines Limited (Industrials, Marine)	3,000	4,451
Olam International Limited (Consumer Staples, Food & Staples Retailing)	3,590	8,674
Oversea-Chinese Banking Corporation Limited (Financials, Commercial Banks)	6,519	50,213
SembCorp Industries Limited (Industrials, Industrial Conglomerates)	1,980	8,123
SembCorp Marine Limited (Industrials, Machinery)	2,000	8,676
Singapore Airlines Limited (Industrials, Airlines)	1,600	18,369
Singapore Exchange Limited (Financials, Diversified Financial Services)	2,000	12,194
Singapore Press Holdings Limited (Consumer Discretionary, Media)	4,000	12,519
Singapore Technologies Engineering Limited (Industrials, Aerospace & Defense)	4,000	9,632
Singapore Telecommunications Limited (Telecommunication Services, Diversified Telecommunication Services)	20,000	52,053
StarHub Limited (Telecommunication Services, Wireless Telecommunication Services)	2,000	4,524
United Overseas Bank Limited (Financials, Commercial Banks)	3,221	50,769
United Overseas Land Limited (Financials, Real Estate Management & Development)	1,000	4,005
Wilmar International Limited (Consumer Staples, Food Products)	5,000	21,567
Yangzijiang Shipbuilding Holdings Limited (Industrials, Machinery)	4,000	5,189

		456,069

South Africa: 0.06%
Randgold Resources Limited (Materials, Metals & Mining)	225	18,562

Spain: 3.53%
Abertis Infraestructuras SA (Industrials, Transportation Infrastructure)	766	17,671
Acciona SA (Utilities, Electric Utilities)	75	8,134
Acerinox SA (Materials, Metals & Mining)	291	5,561
Actividades de Construccion y Servicios SA (Industrials, Construction & Engineering)	381	18,297
Amadeus IT Holding SA (Information Technology, IT Services)	529	10,856
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	10,921	127,539
Banco de Sabadell SA (Financials, Commercial Banks)	2,845	12,213
Banco de Valencia SA (Financials, Commercial Banks)(a)	12	42
Banco Popular Espanol SA (Financials, Commercial Banks)	2,239	13,021
Banco Santander Central Hispano SA (Financials, Commercial Banks)	21,366	254,100
Bankinter SA (Financials, Commercial Banks)	842	5,759
Cintra Concesiones de Infraestructuras de Transporte SA (Industrials, Construction & Engineering)	1,115	14,157
Criteria CaixaCorp SA (Financials, Diversified Financial Services)	2,123	15,450
EDP Renovaveis SA (Utilities, Independent Power Producers & Energy Traders)†	637	4,350
Enagas SA (Utilities, Gas Utilities)	470	11,079
Fomento de Construcciones y Contratas SA (Industrials, Construction & Engineering)	112	3,435
Gas Natural SDG SA (Utilities, Gas Utilities)	683	12,974
Gestevision Telecinco SA (Consumer Discretionary, Media)	288	2,597
Grifols SA (Health Care, Biotechnology)	405	8,268
Iberdrola Renovables SA (Utilities, Independent Power Producers & Energy Traders)	2,048	9,075
Iberdrola SA (Utilities, Electric Utilities)	9,726	86,080
Indra Sistemas SA (Information Technology, IT Services)	268	5,610

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	163

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Spain (continued)
Industria de Diseno Textil SA (Consumer Discretionary, Specialty Retail)	556	$50,545
International Consolidated Airlines Group SA (Industrials, Airlines)†	1,440	5,593
International Consolidated Airlines Group SA (Industrials, Airlines)†	927	3,606
Mapfre SA (Financials, Insurance)	2,235	8,581
Red Electrica de Espana (Utilities, Electric Utilities)	279	16,851
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	1,899	64,714
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)	10,478	254,456
Zardoya-Otis SA (Industrials, Machinery)	414	6,941

		1,057,555

Sweden: 3.14%
Alfa Laval AB (Industrials, Machinery)	868	19,072
Assa Abloy AB Class B (Industrials, Building Products)	787	21,870
Atlas Copco AB (Industrials, Machinery)(a)	974	789
Atlas Copco AB (Industrials, Machinery)(a)	1,750	1,418
Atlas Copco AB Class A (Industrials, Machinery)	1,750	46,022
Atlas Copco AB Class B (Industrials, Machinery)	974	22,932
Boliden AB (Materials, Metals & Mining)	500	9,779
Electrolux AB Class B (Consumer Discretionary, Household Durables)	623	16,919
Getinge AB (Health Care, Health Care Equipment & Supplies)	392	10,938
Hennes & Mauritz AB Class B (Consumer Discretionary, Specialty Retail)	2,597	96,491
Hexagon AB (Industrials, Machinery)	666	18,044
Holmen AB Class B (Materials, Paper & Forest Products)	131	4,572
Husqvarna AB A Shares (Consumer Discretionary, Household Durables)	1	8
Husqvarna AB B Shares (Consumer Discretionary, Household Durables)	1,207	9,581
Industrivarden AB Class C (Financials, Diversified Financial Services)†	135	2,384
Investor AB (Financials, Diversified Financial Services)	1,200	28,758
Kinnevik Investment AB (Financials, Diversified Financial Services)	550	13,457
Modern Times Group AB (Consumer Discretionary, Media)	133	9,211
Nordea Bank AB (Financials, Commercial Banks)	6,663	78,167
Ratos AB B Shares (Financials, Capital Markets)	494	10,070
Sandvik AB (Industrials, Machinery)	2,563	48,590
Scania AB Class B (Industrials, Machinery)«	800	19,717
Securitas AB (Industrials, Commercial Services & Supplies)	751	8,153
Skandinaviska Enskilda Banken AB Class A (Financials, Commercial Banks)	3,586	32,133
Skanska AB (Industrials, Construction & Engineering)	840	15,571
SKF AB Class B (Industrials, Machinery)	977	29,145
SSAB Svenskt Stal AB Class A (Materials, Metals & Mining)	392	6,549
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	1,442	22,419
Svenska Handelsbanken AB (Financials, Commercial Banks)	1,249	41,995
Swedbank AB (Financials, Commercial Banks)	2,065	38,379
Swedish Match AB (Consumer Staples, Tobacco)	625	22,098
Tele2 AB (Telecommunication Services, Diversified Telecommunication Services)«	821	16,057
Telefonaktiebolaget LM Ericsson (Information Technology, Communications Equipment)	7,748	114,623
Teliasonera AB (Telecommunication Services, Diversified Telecommunication Services)	5,664	44,117
Volvo AB Class B (Industrials, Machinery)	3,492	63,090

		943,118

Switzerland: 8.42%
ABB Limited (Industrials, Electrical Equipment)	5,646	151,526
Actelion Limited (Health Care, Biotechnology)	259	14,078

164	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

Switzerland (continued)
Adecco SA (Industrials, Professional Services)	330	$22,460
Aryzta AG (Consumer Staples, Food Products)	205	11,393
Baloise Holding AG (Financials, Insurance)	132	13,913
Compagnie Financiere Richemont SA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,332	86,832
Credit Suisse Group (Financials, Capital Markets)	2,866	123,054
Geberit AG (Industrials, Building Products)	97	23,394
Givaudan SA (Materials, Chemicals)	22	24,234
Holcim Limited (Materials, Construction Materials)	624	49,677
Julius Baer Group Limited (Financials, Capital Markets)	520	22,778
Julius Baer Holding AG (Financials, Capital Markets)	503	9,583
Kuehne & Nagel International AG (Industrials, Marine)	145	22,764
Lindt & Spruengli AG Participation Certificate (Consumer Staples, Food Products)	2	6,219
Lonza Group AG (Health Care, Life Sciences Tools & Services)	135	11,665
Nestle SA (Consumer Staples, Food Products)	8,849	568,042
Novartis AG (Health Care, Pharmaceuticals)	5,954	383,949
Pargesa Holding SA (Financials, Diversified Financial Services)	80	7,579
Phonak Holding AG (Health Care, Health Care Equipment & Supplies)	119	12,515
Roche Holdings AG (Health Care, Pharmaceuticals)	1,792	315,160
Schindler Holding AG (Industrials, Machinery)	126	15,866
Schindler Holding AG Participation Certificate (Industrials, Machinery)	64	8,014
SGS SA (Industrials, Commercial Services & Supplies)	14	27,741
Sika AG (Materials, Chemicals)	5	12,745
Straumann Holding AG (Health Care, Health Care Equipment & Supplies)	23	6,324
Sulzer AG (Industrials, Machinery)	61	11,043
Swatch Group AG (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	114	10,198
Swatch Group AG Class B (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	81	40,296
Swiss Life Holding (Financials, Insurance)	80	13,347
Swiss Re Limited (Financials, Insurance)	900	53,553
Swisscom AG (Telecommunication Services, Diversified Telecommunication Services)	61	28,065
Syngenta AG (Materials, Chemicals)	240	82,898
Transocean Limited (Energy, Energy Equipment & Services)	812	56,314
UBS AG (Financials, Capital Markets)	9,365	179,416
Zurich Financial Services AG (Financials, Insurance)	375	100,290

		2,526,925

United Kingdom: 21.47%
3I Group plc (Financials, Capital Markets)	2,452	11,625
Admiral Group plc (Financials, Insurance)	511	14,483
Aggreko plc (Industrials, Commercial Services & Supplies)	678	20,823
AMEC plc (Energy, Energy Equipment & Services)	854	16,268
Anglo American plc (Materials, Metals & Mining)	3,408	169,867
Antofagasta plc (Materials, Metals & Mining)	1,039	22,715
ARM Holdings plc (Information Technology, Semiconductors & Semiconductor Equipment)	3,379	31,822
Associated British Foods plc (Consumer Staples, Food Products)	924	16,370
AstraZeneca plc (Health Care, Pharmaceuticals)	3,624	189,426
Autonomy Corporation plc (Information Technology, Software)†	551	16,288
Aviva plc (Financials, Insurance)	7,167	51,509
Babcock International Group (Industrials, Commercial Services & Supplies)	942	10,684
BAE Systems plc (Industrials, Aerospace & Defense)	8,952	48,625
Balfour Beatty plc (Industrials, Construction & Engineering)	1,651	8,742
Barclays plc (Financials, Commercial Banks)	29,758	135,425

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	165

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

United Kingdom (continued)
BG Group plc (Health Care, Health Care Providers & Services)	8,631	$199,695
BHP Billiton plc (Materials, Metals & Mining)	5,646	223,183
BP plc (Energy, Oil, Gas & Consumable Fuels)	47,962	369,516
British American Tobacco plc (Consumer Staples, Tobacco)	5,091	227,959
British Land Company plc (Financials, REIT)	2,353	23,127
British Sky Broadcasting plc (Consumer Discretionary, Media)	2,964	40,566
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)	19,886	65,687
Bunzl plc (Industrials, Trading Companies & Distributors)	873	11,008
Burberry Group plc (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	1,171	25,408
Cairn Energy plc (Energy, Oil, Gas & Consumable Fuels)†	3,676	26,679
Capita Group plc (Industrials, Commercial Services & Supplies)	1,525	18,463
Carnival plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	445	17,869
Centrica plc (Utilities, Multi-Utilities)	13,296	69,575
Cobham plc (Industrials, Aerospace & Defense)	3,032	11,302
Compass Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	4,764	46,315
Diageo plc (Consumer Staples, Beverages)	6,367	135,530
Essar Energy plc (Energy, Oil, Gas & Consumable Fuels)	856	6,420
Eurasian Natural Resources Corporation (Materials, Metals & Mining)	677	9,416
Experian Group Limited (Financials, Diversified Financial Services)	2,550	33,558
Fresnillo plc (Materials, Metals & Mining)	472	11,320
G4S plc (Industrials, Commercial Services & Supplies)	3,654	17,185
Genting International plc (Consumer Staples, Hotels, Restaurants & Leisure)†	16,000	25,816
GlaxoSmithKline plc (Health Care, Pharmaceuticals)	13,329	289,426
Glencore International plc (Materials, Metals & Mining)	2,119	18,513
Hammerson plc (Financials, REIT)	1,900	14,987
Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)	2,187	7,735
HSBC Holdings plc (Financials, Commercial Banks)	45,173	471,717
ICAP plc (Financials, Capital Markets)	1,464	11,663
Imperial Tobacco Group plc (Consumer Staples, Tobacco)	2,616	93,640
Inmarsat plc (Telecommunication Services, Diversified Telecommunication Services)	1,153	11,437
Intercontinental Hotels Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	768	16,361
International Power plc (Utilities, Independent Power Producers & Energy Traders)	4,003	20,999
Intertek Group plc (Industrials, Commercial Services & Supplies)	409	13,766
Invensys plc (Industrials, Machinery)	2,127	10,840
Investec plc (Financials, Capital Markets)	1,364	11,331
ITV plc (Consumer Discretionary, Media)†	9,733	11,376
J Sainsbury plc (Consumer Staples, Food & Staples Retailing)	3,303	18,778
Johnson Matthey plc (Materials, Chemicals)	558	19,451
Kazakhmys plc (Materials, Metals & Mining)	540	11,672
Kingfisher plc (Consumer Discretionary, Specialty Retail)	6,204	29,300
Land Securities Group plc (Financials, REIT)	1,950	26,688
Legal & General Group plc (Financials, Insurance)	15,410	29,684
Liberty International plc (Financials, REIT)	1,382	9,289
Lloyds TSB Group plc (Financials, Commercial Banks)†	105,099	89,902
London Stock Exchange Group plc (Financials, Diversified Financial Services)	442	7,129
Lonmin plc (Materials, Metals & Mining)	458	12,055
Man Group plc (Financials, Capital Markets)	4,465	18,869
Marks & Spencer Group plc (Consumer Discretionary, Multiline Retail)	4,158	27,284
National Grid plc (Utilities, Multi-Utilities)	9,029	92,978
Next plc (Consumer Discretionary, Multiline Retail)	452	16,878
Old Mutual plc (Financials, Insurance)	14,418	31,118

166	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Shares	Value

United Kingdom (continued)
Pearson plc (Consumer Discretionary, Media)	2,045	$38,417
Petrofac Limited (Energy, Energy Equipment & Services)	672	17,720
Prudential plc (Financials, Insurance)	6,586	79,900
Reckitt Benckiser Group (Consumer Staples, Household Products)	1,585	89,614
Reed Elsevier plc (Consumer Discretionary, Media)	3,197	28,977
Resolution Limited (Financials, Insurance)	3,917	20,078
Rexam plc (Materials, Containers & Packaging)	2,310	15,200
Rio Tinto plc (Materials, Metals & Mining)	3,719	259,699
Rolls Royce Holdings plc (Industrials, Aerospace & Defense)(a)	472,992	778
Rolls Royce Holdings plc (Industrials, Aerospace & Defense)	4,727	49,455
Royal Bank of Scotland Group plc (Financials, Commercial Banks)†	45,689	32,017
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)	9,048	326,256
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)	6,915	250,140
SABMiller plc (Consumer Staples, Beverages)	2,440	90,290
Sage Group plc (Information Technology, Software)	3,406	16,260
Schroders plc (Financials, Capital Markets)	276	7,437
Scottish & Southern Energy plc (Utilities, Electric Utilities)	2,383	54,018
Segro plc (Financials, REIT)	1,793	9,577
Serco Group plc (Industrials, Commercial Services & Supplies)	1,298	12,320
Severn Trent plc (Utilities, Water Utilities)	602	14,993
Shire Limited (Health Care, Pharmaceuticals)	1,417	44,685
Smith & Nephew plc (Health Care, Health Care Equipment & Supplies)	2,242	24,968
Smiths Group plc (Industrials, Industrial Conglomerates)	1,055	21,450
Standard Chartered plc (Financials, Commercial Banks)	6,083	162,906
Standard Life plc (Financials, Insurance)	6,189	21,370
Tesco plc (Consumer Staples, Food & Staples Retailing)	20,432	140,845
TUI Travel plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	1,657	6,406
Tullow Oil plc (Energy, Oil, Gas & Consumable Fuels)	2,267	50,233
Unilever plc (Consumer Staples, Food Products)	3,295	106,834
United Utilities Group plc (Utilities, Multi-Utilities)	1,772	18,131
Vedanta Resources plc (Materials, Metals & Mining)	299	10,585
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)	133,240	370,304
Weir Group plc (Industrials, Machinery)	554	18,181
Whitbread plc (Consumer Discretionary, Hotels, Restaurants & Leisure)	448	12,020
William Morrison Supermarkets plc (Consumer Staples, Food & Staples Retailing)	5,584	27,888
WPP plc (Consumer Discretionary, Media)	3,327	41,433
Xstrata plc (Materials, Metals & Mining)	5,333	125,055

		6,441,575

United States: 0.17%
NYSE Euronext (Financials, Diversified Financial Services)	1	36
Synthes Incorporated (Health Care, Health Care Equipment & Supplies)†	148	25,769
Wolseley plc (Industrials, Trading Companies & Distributors)	710	24,036

		49,841

Total Common Stocks (Cost $25,189,665)		29,572,758

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	167

INTERNATIONAL INDEX PORTFOLIO

Security Name	Dividend Yield		Shares	Value

Preferred Stocks: 0.49%

Germany: 0.49%
Bayerische Motoren Werke AG (Consumer Discretionary, Automobiles)	3.19%		124	$7,408
Henkel KGaA (Consumer Staples, Household Products)	1.48		469	33,180
Porsche AG (Consumer Discretionary, Automobiles)	0.18		404	28,093
ProSiebenSat.1 (Consumer Discretionary, Media)	0.10		200	5,179
RWE AG (Utilities, Electric Utilities)	9.59		116	6,369
Volkswagen AG (Consumer Discretionary, Automobiles)	1.77		369	65,529

Total Preferred Stocks (Cost $105,050)				145,758

		Expiration Date

Rights: 0.02%

Austria: 0.00%
OMV AG (Energy, Oil, Gas & Consumable Fuels(a)†		06/06/2011	389	0

Belgium: 0.00%
Dexia SA (Financials, Commercial Banks(a)†		06/08/2011	1,642	318

France: 0.00%
Eurazeo (Financials, Diversified Financial Services)†		06/21/2011	86	129

Germany: 0.01%
Commerzbank AG (Financials, Commercial Banks)†		06/06/2011	1,842	2,346

Italy: 0.01%
Intesa Sanpaolo SpA (Financials, Commercial Banks)†«		06/10/2011	22,268	3,938

Portugal: 0.00%
Banco Comercial Portugues SA (Financials, Commercial Banks)†		06/09/2011	8,714	138

Spain: 0.00%
Gas Natural SA (Utilities, Gas Utilities)†		06/21/2011	683	469

Total Rights (Cost $9,741)				7,338

Warrants: 0.00%

Hong Kong
Henderson Land Development (Financials, Real Estate Management & Development)†		06/01/2011	1,200	2

Singapore
Golden Agri-Resources Limited (Consumer Staples, Food Products)†		07/23/2012	2,828	378

Total Warrants (Cost $0)				380

168	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL INDEX PORTFOLIO

Security Name	Yield	Shares	Value

Short-Term Investments: 4.41%

Investment Companies: 4.41%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05%	313,225	$313,225
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18	1,008,812	1,008,812

Total Short-Term Investments (Cost $1,322,037)			1,322,037

Total Investments in Securities
(Cost $26,626,493)*	103.49%	31,048,271
Other Assets and Liabilities, Net	(3.49)	(1,046,719)

Total Net Assets	100.00%	$30,001,553

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

†	Non-income earning securities.

*	Cost for federal income tax purposes is $28,094,430 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$6,523,260
Gross unrealized depreciation	(3,569,419)

Net unrealized appreciation	$2,953,841

The following table shows the percent of total long-term investments by sector as of May 31, 2011:

Financials	24%
Industrials	12%
Consumer Discretionary	11%
Materials	11%
Consumer Staples	10%
Health Care	9%
Energy	8%
Telecommunication Services	6%
Information Technology	5%
Utilities	4%

100%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	169

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 96.36%

Australia: 5.53%
Bendigo Bank Limited (Financials, Commercial Banks)	272,500	$2,604,108
BlueScope Steel Limited (Industrials, Professional Services)	404,900	631,205
Challenger Financial Services Group Limited (Financials, Diversified Financial Services)	627,100	3,207,316
Downer EDI Limited (Industrials, Commercial Services & Supplies)	425,500	1,771,877
Goodman Fielder Limited (Consumer Staples, Food Products)	1,718,600	1,880,911
Grain Corporation Limited (Consumer Staples, Food Products)	172,108	1,516,088
Metcash Limited (Consumer Staples, Food & Staples Retailing)	446,500	1,868,861
Mincor Resources NL (Materials, Metals & Mining)	570,994	682,840
OneSteel Limited (Materials, Metals & Mining)	934,300	1,880,473
Sally Malay Mining Limited (Materials, Metals & Mining)	368,800	795,448
Telstra Corporation Limited (Telecommunication Services, Diversified Telecommunication Services)	818,100	2,638,049

		19,477,176

Austria: 1.21%
Erste Bank Der Oesterreichischen Sparkassen AG (Financials, Commercial Banks)	22,100	1,101,853
OMV AG (Energy, Oil, Gas & Consumable Fuels)«	41,100	1,707,278
Voestalpine AG (Materials, Metals & Mining)	29,200	1,461,515

		4,270,646

Belgium: 2.03%
Delhaize Group (Consumer Staples, Food & Staples Retailing)«	39,400	3,258,579
KBC Groep NV (Financials, Commercial Banks)	53,400	2,258,560
Tessenderlo Chemie NV (Materials, Chemicals)«†	37,000	1,626,686

		7,143,825

Brazil: 1.39%
Banco do Brasil SA (Financials, Commercial Banks)	130,500	2,320,092
Cia Saneamento Basico de Sau Paulo (Utilities, Water Utilities)	84,400	2,583,220

		4,903,312

Canada: 1.38%
Magna International Incorporated Class A (Consumer Discretionary, Auto Components)«	39,900	1,931,475
Metro Incorporated (Consumer Staples, Food & Staples Retailing)«	58,500	2,921,226

		4,852,701

China: 1.67%
China Petroleum & Chemical Corporation (Energy, Oil, Gas & Consumable Fuels)	4,269,000	4,281,433
China Railway Construction Corporation (Industrials, Construction & Engineering)	1,747,500	1,584,071

		5,865,504

Denmark: 0.95%
Danske Bank (Financials, Commercial Banks)	45,600	959,509
H. Lundbeck A/S (Health Care, Pharmaceuticals)	93,000	2,391,359

		3,350,868

Finland: 0.77%
Nokia Oyj (Telecommunication Services, Diversified Telecommunication Services)	183,900	1,257,089
TietoEnator Oyj (Information Technology, IT Services)	82,700	1,442,444

		2,699,533

170	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

France: 9.01%
AXA SA (Financials, Insurance)	54,000	$1,153,237
BNP Paribas SA (Financials, Commercial Banks)	30,200	2,356,445
Casino Guichard Perrachon SA (Consumer Discretionary, Hotels, Restaurants & Leisure)	20,800	2,176,149
Credit Agricole SA (Financials, Commercial Banks)«	209,400	3,200,310
France Telecom SA (Telecommunication Services, Diversified Telecommunication Services)	86,100	1,970,113
Rallye SA (Consumer Staples, Food & Staples Retailing)«†	31,200	1,526,597
Sanofi-Aventis SA (Health Care, Pharmaceuticals)«	84,100	6,658,975
SCOR SE (Financials, Insurance)«	109,700	3,045,297
Societe Generale (Financials, Commercial Banks)«	17,600	1,044,533
Total SA (Energy, Oil, Gas & Consumable Fuels)«	85,500	4,925,411
Vivendi SA (Consumer Discretionary, Media)	130,400	3,639,638

		31,696,705

Germany: 7.03%
Allianz AG (Financials, Insurance)	33,100	4,581,457
BASF SE (Materials, Chemicals)	46,500	4,300,159
Deutsche Bank AG (Financials, Capital Markets)«	41,200	2,455,533
E.ON AG (Utilities, Electric Utilities)	52,800	1,499,553
Hannover Rueckversicherung AG (Financials, Insurance)	31,000	1,646,855
Muenchener Rueckversicherungs-Gesellschaft AG (Financials, Insurance)	19,700	3,022,138
Norddeutsche Affinerie AG (Materials, Metals & Mining)	25,900	1,617,075
RWE AG (Utilities, Multi-Utilities)	40,900	2,385,562
Thyssenkrupp AG (Materials, Metals & Mining)	68,300	3,244,078

		24,752,410

Hong Kong: 1.85%
Cathay Pacific Airways Limited (Industrials, Airlines)	543,000	1,301,410
Chaoda Modern Agriculture Limited (Consumer Staples, Food Products)	2,260,000	1,112,950
Johnson Electric Holdings Limited (Industrials, Electrical Equipment)	1,133,500	698,112
Kingboard Laminates Holdings Limited (Information Technology, Electronic Equipment & Instruments)	2,204,000	1,890,191
Yue Yuen Industrial Holdings Limited (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	429,500	1,491,061

		6,493,724

India: 0.93%
Tata Steel Limited GDR (Industrials, Machinery)	245,900	3,270,470

Ireland: 0.02%
Allied Irish Banks plc (Financials, Commercial Banks)†	79,300	20,998
Bank of Ireland plc (Financials, Commercial Banks)†	225,000	42,741
Irish Life & Permanent Group Holdings plc (Financials, Insurance)†	111,500	16,848

		80,587

Israel: 0.66%
Bank Hapoalim Limited (Financials, Commercial Banks)†	451,300	2,322,172

Italy: 2.58%
Benetton Group SpA (Consumer Discretionary, Textiles, Apparel & Luxury Goods)	141,055	1,125,592
Enel SpA (Utilities, Multi-Utilities)	688,400	4,729,488
ENI SpA (Energy, Oil, Gas & Consumable Fuels)	135,200	3,241,474

		9,096,554

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	171

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Japan: 17.65%
Adeka Corporation (Materials, Chemicals)	203,200	$1,937,019
Chiba Bank Limited (Financials, Commercial Banks)	208,000	1,245,295
Comsys Holdings Corporation (Industrials, Construction & Engineering)	169,600	1,647,935
Edion Corporation (Consumer Discretionary, Specialty Retail)«	73,600	624,846
Eizo Nanao Corporation (Information Technology, Computers & Peripherals)	63,300	1,219,249
Fuji Heavy Industries Limited (Consumer Discretionary, Automobiles)	262,000	1,918,955
Fukuoka Financial Group Incorporated (Financials, Commercial Banks)	378,000	1,493,265
Hitachi Capital Corporation (Financials, Consumer Finance)	57,700	758,149
Itochu Corporation (Industrials, Trading Companies & Distributors)	168,000	1,727,199
JX Holdings Incorporated (Energy, Energy Equipment & Services)	408,000	2,672,948
Kaneka Corporation (Industrials, Professional Services)	52,000	348,325
KDDI Corporation (Telecommunication Services, Wireless Telecommunication Services)	500	3,570,114
Kyorin Company Limited (Health Care, Pharmaceuticals)	99,000	1,858,300
Maeda Road Construction Company Limited (Industrials, Construction & Engineering)	148,000	1,271,010
Marubeni Corporation (Industrials, Trading Companies & Distributors)	516,000	3,589,400
Miraca Holdings Incorporated (Health Care, Health Care Providers & Services)	39,100	1,527,831
Mitsubishi Corporation (Industrials, Trading Companies & Distributors)	35,500	895,884
Mitsui & Company Limited (Industrials, Trading Companies & Distributors)	54,300	921,987
Mitsui Mining & Smelting Company Limited (Materials, Metals & Mining)	498,000	1,588,517
Mizuho Financial Group Incorporated (Financials, Commercial Banks)	1,831,300	2,875,799
Nihon Kohden Corporation (Health Care, Health Care Equipment & Supplies)	73,100	1,703,066
Nippon Electric Glass Company Limited (Information Technology, Electronic Equipment & Instruments)	107,000	1,507,005
Nippon Telegraph & Telephone Corporation (Telecommunication Services, Diversified Telecommunication Services)	74,600	3,496,160
Nissan Shatai Company Limited (Consumer Discretionary, Auto Components)	170,000	1,240,952
NTT DoCoMo Incorporated (Telecommunication Services, Wireless Telecommunication Services)	1,400	2,607,287
Rengo Company Limited (Materials, Containers & Packaging)	208,000	1,365,231
Ryosan Company Limited (Information Technology, Electronic Equipment & Instruments)	40,000	843,087
Sankyu Incorporated (Industrials, Road & Rail)	313,000	1,336,327
Sega Sammy Holdings Incorporated (Consumer Discretionary, Leisure Equipment & Products)	80,800	1,560,290
Sojitz Corporation (Industrials, Trading Companies & Distributors)	678,000	1,256,018
Sumitomo Corporation (Industrials, Trading Companies & Distributors)	285,000	3,783,217
Sumitomo Mitsui Financial Group Incorporated (Financials, Commercial Banks)	69,900	2,015,274
Sumitomo Mitsui Trust Holdings Incorporated (Financials, Commercial Banks)	396,000	1,355,466
Takeda Pharmaceutical Company Limited (Health Care, Pharmaceuticals)	34,400	1,631,162
The Keiyo Bank Limited (Financials, Commercial Banks)	62,000	297,411
Toshiba TEC Corporation (Information Technology, Office Electronics)	234,000	1,067,943
Tsuruha Holdings Incorporated (Consumer Staples, Food & Staples Retailing)	29,400	1,350,791

		62,108,714

Liechtenstein: 0.29%
Verwaltungs-Und Privat-Bank AG (Financials, Capital Markets)	7,800	1,015,125

Netherlands: 2.15%
Aegon NV (Financials, Insurance)	151,800	1,062,130
ING Groep NV (Financials, Diversified Financial Services)†	237,100	2,859,003
Koninklijke DSM NV (Consumer Staples, Food & Staples Retailing)	52,700	3,529,240
Nutreco Holding NV (Consumer Staples, Food Products)	1,740	132,739

		7,583,112

172	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL VALUE PORTFOLIO

Security Name	Shares	Value

Norway: 1.36%
Atea ASA (Information Technology, IT Services)†	158,200	$1,674,649
DnB Nor ASA (Financials, Commercial Banks)	98,900	1,490,484
Statoil ASA (Energy, Oil, Gas & Consumable Fuels)«	61,700	1,627,107

		4,792,240

Philippines: 0.25%
Universal Robina Corporation (Consumer Staples, Food Products)	859,500	873,209

Portugal: 0.26%
Banco BPI SA (Financials, Commercial Banks)«†	245,688	389,280
Banco Espirito Santo SA (Financials, Commercial Banks)«	131,400	514,346

		903,626

Russia: 1.58%
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	74,114	1,643,107
Gazprom Neft Sponsored ADR (Energy, Oil, Gas & Consumable Fuels)	886	19,687
Lukoil ADR (Energy, Oil, Gas & Consumable Fuels)«	60,400	3,883,720

		5,546,514

Singapore: 0.51%
United Overseas Bank Limited (Financials, Commercial Banks)	113,000	1,781,100

South Africa: 0.62%
Exxaro Resources Limited (Materials, Metals & Mining)	91,400	2,167,451

South Korea: 2.26%
Industrial Bank of Korea (Financials, Commercial Banks)†	192,500	3,389,242
POSCO (Materials, Metals & Mining)†	5,700	2,310,847
Woori Finance Holdings Company Limited (Financials, Commercial Banks)†	174,300	2,236,997

		7,937,086

Spain: 3.98%
Banco Bilbao Vizcaya Argentaria SA (Financials, Commercial Banks)	185,200	2,162,820
Banco Espanol de Credito SA (Financials, Commercial Banks)«	146,100	1,251,002
Banco Santander Central Hispano SA (Financials, Commercial Banks)	430,300	5,117,437
Repsol YPF SA (Energy, Oil, Gas & Consumable Fuels)	123,800	4,218,841
Telefonica SA (Telecommunication Services, Diversified Telecommunication Services)«	52,400	1,272,524

		14,022,624

Sweden: 2.18%
Boliden AB (Materials, Metals & Mining)	169,300	3,311,136
Saab AB (Industrials, Aerospace & Defense)†	113,500	2,777,062
Svenska Cellulosa AB Class B (Materials, Paper & Forest Products)	101,800	1,582,725

		7,670,923

Switzerland: 7.37%
Baloise Holding AG (Financials, Insurance)	28,800	3,035,667
Clariant AG (Materials, Chemicals)	101,215	2,223,906
Credit Suisse Group AG (Financials, Capital Markets)	76,500	3,284,594
Georg Fischer AG (Industrials, Machinery)	1,800	1,118,537
Novartis AG (Health Care, Pharmaceuticals)	82,500	5,320,084

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	173

INTERNATIONAL VALUE PORTFOLIO

Security Name		Shares	Value

Switzerland (continued)
Roche Holdings AG (Health Care, Pharmaceuticals)		29,500	$5,188,182
Swiss Re Limited (Financials, Insurance)		28,900	1,719,633
Zurich Financial Services AG (Financials, Insurance)		15,200	4,065,096

			25,955,699

Thailand: 0.87%
Charoen Pokhand Foods plc (Consumer Staples, Food Products)		3,105,400	3,074,653

United Kingdom: 18.02%
Amlin plc (Financials, Insurance)		190,400	1,331,133
AstraZeneca plc (Health Care, Pharmaceuticals)		109,800	5,739,230
Aviva plc (Financials, Insurance)		220,500	1,584,734
BAE Systems plc (Industrials, Aerospace & Defense)		684,100	3,715,886
Barclays plc (Financials, Commercial Banks)		242,900	1,105,411
BP plc (Energy, Oil, Gas & Consumable Fuels)		459,300	3,538,610
BT Group plc (Telecommunication Services, Diversified Telecommunication Services)		1,421,700	4,696,101
Charter International plc (Industrials, Machinery)		87,468	1,122,301
DS Smith plc (Industrials, Professional Services)		390,000	1,353,670
Firstgroup plc (Industrials, Road & Rail)		254,700	1,417,414
GlaxoSmithKline plc (Health Care, Pharmaceuticals)		213,300	4,631,594
Greene King plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		184,200	1,482,016
Home Retail Group (Consumer Discretionary, Internet & Catalog Retail)		442,800	1,566,072
Kesa Electricals plc (Consumer Discretionary, Specialty Retail)		679,100	1,670,093
LogicaCMG plc (Industrials, Professional Services)		949,700	2,155,913
Marston’s plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		632,790	1,113,805
Next plc (Consumer Discretionary, Multiline Retail)		42,900	1,601,950
Old Mutual plc (Financials, Insurance)		1,123,200	2,424,134
Pace plc (Consumer Discretionary, Household Durables)		374,800	726,291
Premier Foods plc (Consumer Staples, Food Products)†		315,100	167,216
Royal & Sun Alliance Insurance Group plc (Financials, Insurance)		443,900	1,004,046
Royal Dutch Shell plc Class A (Energy, Oil, Gas & Consumable Fuels)		14,300	509,745
Royal Dutch Shell plc Class B (Energy, Oil, Gas & Consumable Fuels)		264,000	9,549,813
Thomas Cook Group plc (Consumer Discretionary, Hotels, Restaurants & Leisure)		389,400	963,406
Tullett Prebon plc (Financials, Capital Markets)		279,500	1,753,591
Vodafone Group plc (Telecommunication Services, Wireless Telecommunication Services)		1,698,900	4,721,628
WH Smith Public Limited Corporation (Consumer Discretionary, Specialty Retail)		223,600	1,785,769

			63,431,572

Total Common Stocks (Cost $346,867,862)			339,139,835

	Expiration Date

Rights: 0.00%

Austria: 0.00%
OMV AG (Energy, Oil, Gas & Consumable Fuels)« †(a)(i)	06/10/2011	41,100	0

Total Rights (Cost $0)			0

174	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

INTERNATIONAL VALUE PORTFOLIO

Security Name	Yield	Shares	Value

Short-Term Investments: 11.94%

Investment Companies: 11.94%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.05%	3,578,163	$3,578,163
Wells Fargo Securities Lending Cash Investments, LLC (l)(u)(v)(r)	0.18	38,455,761	38,455,761

Total Short-Term Investments (Cost $42,033,924)			42,033,924

Total Investments in Securities
(Cost $388,901,786)*	108.30%	381,173,759
Other Assets and Liabilities, Net	(8.30)	(29,209,088)

Total Net Assets	100.00%	$351,964,671

«	All or a portion of this security is on loan.

†	Non-income earning securities.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

(v)	Security represents investment of cash collateral received from securities on loan.

*	Cost for federal income tax purposes is $389,792,791 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$35,016,785
Gross unrealized depreciation	(43,635,817)

Net unrealized depreciation	$(8,619,032)

The following table shows the percent of total long-term investments by sector as of May 31, 2011:

Financials	27%
Energy	12%
Industrials	12%
Health Care	11%
Materials	9%
Consumer Discretionary	8%
Telecommunication Services	8%
Consumer Staples	7%
Information Technology	3%
Utilities	3%

100%

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	175

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 95.43%

Consumer Discretionary: 7.41%

Auto Components: 0.65%
Gentex Corporation	12,250	$359,538

Diversified Consumer Services: 0.39%
Cambium Learning Group Incorporated†	43,594	144,732
Corinthian Colleges Incorporated†	18,610	71,835
Voyager Expanded Learning Corporation(a)(i)	58,950	0

		216,567

Hotels, Restaurants & Leisure: 0.86%
Century Casinos Incorporated†	144,385	410,053
Empire Resorts Incorporated	117,099	67,906

		477,959

Household Durables: 2.51%
Cavco Industries Incorporated†	16,001	690,603
KB Home Incorporated	6,655	81,723
Nobility Homes Incorporated†(a)	25,495	210,970
Skyline Corporation	22,290	406,793

		1,390,089

Media: 0.69%
Outdoor Channel Holdings Incorporated	62,212	379,493

Specialty Retail: 2.31%
Collective Brands Incorporated†	28,035	437,346
Monro Muffler Brake Incorporated	12,380	400,493
rue21 Incorporated†	3,750	126,900
Talbots Incorporated†	30,960	147,679
Vitamin Shoppe Incorporated†	4,050	164,957

		1,277,375

Consumer Staples: 0.73%

Personal Products: 0.73%
Prestige Brands Holdings Incorporated†	31,212	402,947

Energy: 23.01%

Energy Equipment & Services: 10.15%
Global Industries Limited†	88,807	556,820
Helix Energy Solutions Group Incorporated†	34,040	596,381
Helmerich & Payne Incorporated	5,325	333,771
ION Geophysical Corporation†	73,715	743,784
Key Energy Services Incorporated†	31,675	560,014
Matrix Service Company†	51,483	688,328
Newpark Resources Incorporated†	100,245	973,379
Oceaneering International Incorporated	5,940	484,110
PHI Incorporated (non-voting)†	10,820	229,384
PHI Incorporated (voting)†	3,807	76,978
Willbros Group Incorporated†	37,244	370,205

		5,613,154

176	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 12.86%
El Paso Corporation	11,175	$235,234
Endeavour International Corporation†	20,988	296,980
Energy XXI Bermuda Limited†	8,490	291,292
Forest Oil Corporation†	10,185	304,532
InterOil Corporation†	47,564	2,901,404
McMoRan Exploration Company†	84,079	1,548,735
PetroQuest Energy Incorporated†	10,985	87,770
Range Resources Corporation	20,720	1,158,662
SandRidge Energy Incorporated†	7,205	81,561
Triangle Petroleum Corporation†	29,808	206,271

		7,112,441

Financials: 18.88%

Capital Markets: 0.49%
Artio Global Investos Incorporated	19,320	270,287

Commercial Banks: 4.92%
1st United Bancorp Incorporated†	44,186	275,279
Bancorp Incorporated†	15,365	155,647
Center Financial Corporation†	21,476	140,453
City National Corporation	5,840	328,967
First Horizon National Corporation	17,410	182,979
IBERIABANK Corporation	7,010	411,838
M&T Bank Corporation	815	71,965
Pacific Premier Bancorp Incorporated†	31,329	214,290
Park Sterling Corporation†	13,365	66,825
Sterling Bancorp	15,940	152,068
Univest Corporation of Pennsylvania	8,126	138,386
Washington Banking Company	12,010	159,373
Western Liberty Bancorp†	8,980	33,406
Whitney Holding Corporation	28,930	388,530

		2,720,006

Insurance: 2.45%
Argo Group International Holdings Limited	23,620	697,971
Hilltop Holdings Incorporated†	38,530	379,521
Mercury General Corporation	6,640	276,689

		1,354,181

REIT: 10.67%
Annaly Capital Management Incorporated	12,355	223,996
Anworth Mortgage Asset Corporation	59,240	429,490
Capstead Mortgage Corporation	52,965	702,846
Chimera Investment Corporation	498,680	1,949,839
Crexus Investment Corporation	23,625	267,199
Hatteras Financial Corporation	13,080	382,067
Invesco Mortgage Capital	3,850	87,665
MFA Mortgage Investments Incorporated	80,070	659,777
Origen Financial Incorporated	178,860	318,371
Redwood Trust Incorporated	21,261	330,609
UMH Properties Incorporated	55,071	553,464

		5,905,323

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	177

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Thrifts & Mortgage Finance: 0.35%
First Niagara Financial Group Incorporated	10,125	$143,775
Northwest Bancshares Incorporated	4,210	52,836

		196,611

Health Care: 6.30%

Biotechnology: 0.88%
Infinity Pharmaceuticals Incorporated†	68,025	487,059

Health Care Equipment & Supplies: 1.93%
Allied Healthcare Products Incorporated†	74,547	309,370
Orasure Technologies Incorporated†	88,280	760,974

		1,070,344

Health Care Providers & Services: 1.95%
Cross Country Healthcare Incorporated†	31,794	243,860
Ensign Group Incorporated	8,635	258,187
Gentiva Health Services Incorporated†	17,120	419,098
PharMerica Corporation†	12,765	157,520

		1,078,665

Health Care Technology: 0.67%
Omnicell Incorporated†	23,925	368,684

Life Sciences Tools & Services: 0.87%
Accelrys Incorporated†	37,235	269,209
Nordion Incorporated	18,975	212,141

		481,350

Industrials: 13.70%

Air Freight & Logistics: 0.33%
Pacer International Incorporated†	34,825	181,787

Airlines: 0.76%
JetBlue Airways Corporation†	69,405	421,288

Building Products: 0.20%
Patrick Industries Incorporated†	49,074	109,435

Commercial Services & Supplies: 4.83%
ABM Industries Incorporated	26,363	600,549
ACCO Brands Corporation†	51,810	430,023
GEO Group Incorporated	39,684	975,830
Healthcare Services Group	14,789	252,300
Newalta Incorporated	13,225	177,271
SFN Group Incorporated†	22,805	236,944

		2,672,917

Construction & Engineering: 3.80%
Chicago Bridge & Iron Company NV	16,645	633,509
Integrated Electrical Services Incorporated†	38,415	124,465

178	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

SMALL CAP VALUE PORTFOLIO

Security Name	Shares	Value

Construction & Engineering (continued)
MYR Group Incorporated†	9,760	$220,088
Primoris Services Corporation	71,501	905,918
Sterling Construction Company Incorporated†	16,438	218,954

		2,102,934

Electrical Equipment: 0.89%
GrafTech International Limited†	23,105	488,440

Machinery: 1.39%
Actuant Corporation Class A	14,325	360,131
Hardinge Incorporated	37,735	409,802

		769,933

Professional Services: 1.50%
Hill International Incorporated†	180,390	829,794

Information Technology: 11.71%

Communications Equipment: 4.32%
Bigband Networks Incorporated†	76,125	159,863
Brocade Communications Systems Incorporated†	71,960	479,973
China GrenTech Corporation Limited ADR†	103,954	273,399
MRV Communications Incorporated†	458,445	641,823
Sandvine Corporation†	418,175	833,381

		2,388,439

Computers & Peripherals: 2.13%
Cray Incorporated†	52,585	336,544
Intermec Incorporated†	69,575	840,466

		1,177,010

Electronic Equipment & Instruments: 2.83%
Coherent Incorporated†	10,803	606,048
OSI Systems Incorporated†	13,265	530,335
Power One Incorporated†	51,430	431,498

		1,567,881

IT Services: 1.16%
Tier Technologies Incorporated Class B†	134,052	642,109

Semiconductors & Semiconductor Equipment: 1.27%
MEMC Electronic Materials Incorporated†	42,725	449,467
Trident Microsystems Incorporated†	259,372	254,236

		703,703

Materials: 12.90%

Chemicals: 0.38%
International Flavors & Fragrances Incorporated	3,310	212,039

Containers & Packaging: 0.49%
Intertape Polymer Group Incorporated†	162,629	268,338

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	179

SMALL CAP VALUE PORTFOLIO

Security Name		Shares	Value

Metals & Mining: 11.74%
Eldorado Gold Corporation		17,855	$283,716
Goldcorp Incorporated		9,265	463,899
Great Basin Gold Limited†		151,360	311,802
Jaguar Mining Incorporated†		44,910	243,412
Petaquilla Minerals Limited†		117,155	81,634
Randgold Resources Limited ADR		37,900	3,106,284
Royal Gold Incorporated		10,800	669,816
San Gold Corporation†		88,445	279,442
Sandstorm Gold Limited†		715,700	738,711
Sandstorm Metals & Energy Limited†		68,099	37,956
Silver Standard Resources Incorporated†		9,399	276,989

			6,493,661

Paper & Forest Products: 0.29%
Wausau Paper Corporation		23,205	159,186

Telecommunication Services: 0.79%

Diversified Telecommunication Services: 0.79%
Cincinnati Bell Incorporated†		137,080	435,901

Total Common Stocks (Cost $45,096,748)			52,786,868

	Expiration Date

Warrants: 0.03%

Health Care: 0.03%

Health Care Equipment & Supplies: 0.03%
EnteroMedics Incorporated(a)(†)(i)	05/14/2016	9,104	18,117

Total Warrants (Cost $0)			18,117

Investment Companies: 0.49%
KBW Regional Banking ETF		10,322	267,237

Total Investment Companies (Cost $247,316)			267,237

180	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

SMALL CAP VALUE PORTFOLIO

Security Name	Yield	Shares	Value

Short-Term Investments: 4.31%

Investment Companies: 4.31%
Wells Fargo Advantage Cash Investment Money Market Fund (l)(u)	0.05%	2,384,968	$2,384,968

Total Short-Term Investments (Cost $2,384,968)			2,384,968

Total Investments in Securities
(Cost $47,729,032)*	100.26%	55,457,190
Other Assets and Liabilities, Net	(0.26)	(142,966)

Total Net Assets	100.00%	$55,314,224

†	Non-income earning security.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $49,723,483 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$10,837,710
Gross unrealized depreciation	(5,104,003)

Net unrealized appreciation	$5,733,707

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	181

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.15%

Consumer Discretionary: 14.67%

Auto Components: 2.55%
Gentex Corporation	156,030	$4,579,481
Modine Manufacturing Company †	144,820	2,299,742
Stoneridge Incorporated†	108,330	1,659,616

		8,538,839

Hotels, Restaurants & Leisure: 0.42%
Caribou Coffee Company Incorporated†	131,060	1,393,168

Media: 0.93%
Arbitron Incorporated	72,900	3,112,830

Multiline Retail: 0.73%
99 Cents Only Stores†«	117,560	2,428,790

Specialty Retail: 8.29%
Ascena Retail Group Incorporated†	78,450	2,624,937
Chico’s FAS Incorporated	237,730	3,584,968
Dick’s Sporting Goods Incorporated†	93,860	3,729,996
Express Incorporated	104,560	2,208,307
Finish Line Incorporated Class A	161,320	3,720,039
GNC Holdings Incorporated Class A†	208,050	4,229,657
rue21 Incorporated†«	48,910	1,655,114
Sonic Automotive Incorporated«	247,760	3,238,223
Stage Stores Incorporated	152,420	2,749,657

		27,740,898

Textiles, Apparel & Luxury Goods: 1.75%
Hanesbrands Incorporated†	108,930	3,301,668
Warnaco Group Incorporated†«	46,680	2,574,402

		5,876,070

Consumer Staples: 3.21%

Beverages: 0.41%
Primo Water Corporation†«	95,730	1,354,580

Food & Staples Retailing: 1.28%
United Natural Foods Incorporated†«	98,090	4,267,896

Food Products: 0.76%
Darling International Incorporated†	133,520	2,556,908

Personal Products: 0.76%
Elizabeth Arden Incorporated†	83,170	2,555,814

Energy: 7.77%

Energy Equipment & Services: 3.35%
Complete Production Services Incorporated†	98,340	3,263,905
Helix Energy Solutions Group Incorporated†	74,860	1,311,547

182	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Energy Equipment & Services: (continued)
Pioneer Drilling Company†	224,845	$3,291,731
Superior Energy Services Incorporated†	88,930	3,332,207

		11,199,390

Oil, Gas & Consumable Fuels: 4.42%
Abraxas Petroleum Corporation†«	539,310	2,372,964
Gevo Incorporated†«	85,110	1,640,921
Goodrich Petroleum Corporation†«	125,810	2,572,815
Gulfport Energy Corporation†	73,310	2,169,243
Rosetta Resources Incorporated†	89,300	4,389,095
SandRidge Energy Incorporated†«	145,970	1,652,380

		14,797,418

Financials: 8.91%

Capital Markets: 2.36%
Evercore Partners Incorporated Class A	89,000	3,293,890
LPL Investment Holdings Incorporated†	86,370	3,104,138
Medley Capital Corporation«	126,940	1,490,276

		7,888,304

Commercial Banks: 1.59%
Signature Bank†	43,080	2,452,114
SVB Financial Group†«	48,480	2,878,742

		5,330,856

Consumer Finance: 0.91%
Dollar Financial Corporation†	134,345	3,050,975

Diversified Financial Services: 1.61%
Encore Capital Group Incorporated†	116,595	3,858,129
New Mountain Finance Corporation†	116,235	1,525,003

		5,383,132

Insurance: 0.90%
Argo Group International Holdings Limited	101,320	2,994,006

REIT: 0.44%
Chatham Lodging Trust	90,480	1,482,967

Real Estate Management & Development: 1.10%
Altisource Portfolio Solutions†	66,590	2,378,595
Ryland Group Incorporated	72,020	1,316,526

		3,695,121

Health Care: 16.94%

Biotechnology: 2.22%
Complete Genomics Incorporated†	115,150	1,840,097
Gen-Probe Incorporated†	20,680	1,691,417

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	183

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Biotechnology: (continued)
Seattle Genetics Incorporated«†	126,030	$2,441,201
Solazyme Incorporated†	65,290	1,470,984

		7,443,699

Health Care Equipment & Supplies: 5.74%
Alere Incorporated†	108,950	4,358,000
DexCom Incorporated†	130,120	2,051,992
Endologix Incorporated†	324,031	2,776,946
SonoSite Incorporated†	69,045	2,465,597
Spectranetics Corporation†	238,990	1,436,330
Tornier NV†«	103,160	2,842,058
Zoll Medical Corporation†«	53,840	3,274,010

		19,204,933

Health Care Providers & Services: 3.41%
Accretive Health Incorporated«	107,890	2,626,043
Catalyst Health Solutions Incorporated†	68,070	4,154,312
Examworks Group Incorporated«	114,120	2,898,648
Hanger Orthopedic Group Incorporated†	68,990	1,735,099

		11,414,102

Health Care Technology: 2.12%
Medidata Solutions Incorporated†	122,310	2,811,907
Omnicell Incorporated†	278,000	4,283,980

		7,095,887

Life Sciences Tools & Services: 2.18%
Covance Incorporated†	56,210	3,308,521
ICON plc ADR†	116,270	2,975,349
Pacific BioSciences of California†	84,020	1,005,719

		7,289,589

Pharmaceuticals: 1.27%
Nektar Therapeutics†«	198,980	1,926,126
Salix Pharmaceuticals Limited†	58,190	2,329,346

		4,255,472

Industrials: 19.13%

Aerospace & Defense: 1.74%
Esterline Technologies Corporation†	44,550	3,368,871
Kratos Defense & Security Solutions Incorporated†	203,480	2,470,247

		5,839,118

Air Freight & Logistics: 1.61%
Atlas Air Worldwide Holdings Incorporated†	28,460	1,801,233
Hub Group Incorporated Class A†«	94,360	3,600,778

		5,402,011

184	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Airlines: 0.65%
Spirit Airlines Incorporated†	184,480	$2,176,864

Commercial Services & Supplies: 1.87%
Copart Incorporated†	38,691	1,818,477
Higher One†«	101,450	1,555,229
SFN Group Incorporated†	278,400	2,892,576

		6,266,282

Electrical Equipment: 3.49%
EnerSys†	64,160	2,296,928
General Cable Corporation«	100,580	4,199,215
Sensata Technologies Holdings NV†	142,500	5,169,900

		11,666,043

Machinery: 3.58%
Actuant Corporation Class A	97,120	2,441,597
Briggs & Stratton Corporation«	144,020	3,002,817
Columbus Mckinnon Corporation†	85,740	1,671,930
Freightcar America Incorporated	90,200	2,494,030
Wabash National Corporation†«	247,170	2,390,134

		12,000,508

Marine: 0.64%
Box Ships Incorporated†	196,750	2,134,738

Road & Rail: 2.83%
Genesee & Wyoming Incorporated†	45,120	2,677,872
Hertz Global Holdings Incorporated†	165,720	2,676,378
Swift Transportation Company†	205,910	2,790,081
Werner Enterprises Incorporated«	52,730	1,322,468

		9,466,799

Trading Companies & Distributors: 2.72%
Beacon Roofing Supply Incorporated†	142,850	3,129,844
Kaman Corporation Class A	106,250	3,833,500
MSC Industrial Direct Company	30,760	2,138,128

		9,101,472

Information Technology: 22.74%

Communications Equipment: 1.62%
Aruba Networks Incorporated†«	74,190	2,108,480
Riverbed Technology Incorporated†	87,440	3,315,725

		5,424,205

Electronic Equipment & Instruments: 3.43%
Mercury Computer Systems Incorporated†	90,770	1,735,522
Methode Electronics Incorporated	209,030	2,499,999
OSI Systems Incorporated†	91,630	3,663,367
Rofin-Sinar Technologies Incorporated†	98,760	3,569,186

		11,468,074

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	185

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Shares	Value

Internet Software & Services: 1.11%
Vocus Incorporated†	136,050	$3,706,002

IT Services: 0.99%
Interxion Holding NV†	236,230	3,333,205

Semiconductors & Semiconductor Equipment: 3.35%
Atmel Corporation†	232,120	3,486,442
Inphi Corporation†	38,170	757,293
Microsemi Corporation†«	135,790	2,994,170
NetLogic Microsystems Incorporated†	59,060	2,263,179
PMC-Sierra Incorporated†	219,090	1,717,666

		11,218,750

Software: 12.24%
Bottomline Technologies Incorporated†«	111,510	2,899,260
Broadsoft Incorporated†	46,060	1,821,212
Cadence Design Systems Incorporated†«	399,800	4,273,862
CommVault Systems Incorporated†	56,080	2,318,347
Concur Technologies Incorporated†«	43,052	2,151,308
Parametric Technology Corporation†	179,600	4,182,884
Realpage Incorporated†	91,090	2,682,601
Rovi Corporation†	30,630	1,775,315
Solarwinds Incorporated†	73,900	1,821,635
Sourcefire Incorporated†«	69,850	1,865,694
SS&C Technologies Holdings†	215,890	4,220,650
SuccessFactors Incorporated†«	136,760	4,796,173
Synchronoss Technologies Incorporated†	130,960	4,203,816
Ultimate Software Group Incorporated†	34,630	1,952,439

		40,965,196

Materials: 3.78%

Chemicals: 2.57%
Methanex Corporation	79,140	2,525,357
Olin Corporation	126,490	3,038,290
STR Holdings Incorporated†«	84,500	1,335,945
Zep Incorporated	91,350	1,701,851

		8,601,443

Metals & Mining: 1.21%
Minefinders Corporation Limited†«	126,820	1,694,310
Steel Dynamics Incorporated	138,690	2,371,599

		4,065,909

Total Common Stocks (Cost $241,079,400)		325,188,263

186	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

SMALL COMPANY GROWTH PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Short-Term Investments: 19.67%

Corporate Bonds & Notes: 0.64%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$1,961,964	$826,576
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	2,360,443	1,321,848

				2,148,424

	Yield		Shares

Investment Companies: 19.03%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05%		10,073,777	10,073,777
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18		53,618,394	53,618,394

				63,692,171

Total Short-Term Investments (Cost $64,778,805)				65,840,595

Total Investments in Securities
(Cost $305,858,205)*	116.82%	391,028,858
Other Assets and Liabilities, Net	(16.82)	(56,288,972)

Total Net Assets	100.00%	$334,739,886

†	Non-income earning securities.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Securities that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

±	Variable rate investments.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $309,632,245 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$87,841,471
Gross unrealized depreciation	(6,444,858)

Net unrealized appreciation	$81,396,613

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	187

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Common Stocks: 97.63%

Consumer Discretionary: 13.21%

Auto Components: 0.84%
Cooper Tire & Rubber Company	82,540	$1,994,166

Diversified Consumer Services: 0.94%
Career Education Corporation†	103,510	2,225,465

Hotels, Restaurants & Leisure: 1.20%
Gaylord Entertainment Company†«	88,020	2,838,645

Household Durables: 0.90%
American Greetings Corporation Class A«	88,440	2,122,560

Leisure Equipment & Products: 0.88%
Callaway Golf Company«	306,130	2,072,500

Media: 1.56%
Cinemark Holdings Incorporated«	95,110	2,068,643
DreamWorks Animation SKG Incorporated†	68,380	1,634,966

		3,703,609

Specialty Retail: 5.49%
Asbury Automotive Group Incorporated†«	118,550	1,991,640
Bebe Stores Incorporated	368,330	2,442,028
Children’s Place Retail Stores Incorporated†	33,650	1,690,576
Collective Brands Incorporated†«	107,710	1,680,276
Genesco Incorporated†	64,300	2,892,857
Rent-A-Center Incorporated«	70,770	2,297,194

		12,994,571

Textiles, Apparel & Luxury Goods: 1.40%
Hanesbrands Incorporated†	109,640	3,323,188

Consumer Staples: 2.43%

Food & Staples Retailing: 1.54%
SUPERVALU Incorporated«	221,000	2,267,460
The Pantry Incorporated†	74,110	1,368,812

		3,636,272

Food Products: 0.89%
Snyders Lance Incorporated«	99,510	2,115,583

Energy: 6.09%

Energy Equipment & Services: 4.99%
Global Industries Limited†	318,540	1,997,246
Helix Energy Solutions Group Incorporated†«	152,050	2,663,916
Hornbeck Offshore†«	82,300	2,221,277
Key Energy Services Incorporated†	141,120	2,495,002
Unit Corporation†	42,210	2,430,874

		11,808,315

188	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Oil, Gas & Consumable Fuels: 1.10%
Berry Petroleum Company Class A«	49,820	$2,611,066

Financials: 30.36%

Capital Markets: 1.83%
Apollo Investment Corporation	175,720	2,004,965
Stifel Financial Corporation†	57,800	2,327,606

		4,332,571

Commercial Banks: 9.30%
Associated Banc-Corporation«	159,070	2,241,296
Bank of the Ozarks Incorporated«	52,400	2,547,164
Cardinal Financial Corporation	103,660	1,147,516
Home Bancshares Incorporated	92,510	2,218,390
MB Financial Incorporated«	125,890	2,501,434
Pacwest Bancorp«	108,050	2,279,855
Pinnacle Financial Partners Incorporated†«	100,610	1,560,461
SVB Financial Group†«	49,590	2,944,654
Umpqua Holdings Corporation	207,020	2,480,100
Wintrust Financial Corporation«	64,760	2,102,757

		22,023,627

Insurance: 5.01%
Amtrust Financial Services Incorporated	90,500	2,057,065
Argo Group International Holdings Limited	50,611	1,495,555
Employers Holdings Incorporated	137,180	2,278,560
Selective Insurance Group Incorporated	127,200	2,107,704
The Navigators Group Incorporated†	37,870	1,810,943
United Fire & Casualty Company	111,390	2,111,954

		11,861,781

REIT: 11.49%
American Campus Communities	70,930	2,506,666
BioMed Realty Trust Incorporated	126,060	2,582,969
Campus Crest Communities Incorporated	179,100	2,292,480
Corporate Office Properties Trust	66,520	2,356,138
Cousins Properties Incorporated	265,089	2,324,831
DuPont Fabros Technology Incorporated«	89,310	2,334,563
First Potomac Realty Trust	130,350	2,187,273
LaSalle Hotel Properties«	112,760	3,155,025
Pebblebrook Hotel Trust	95,600	2,078,344
Redwood Trust Incorporated«	127,750	1,986,513
Sabra Health Care REIT Incorporated	88,943	1,548,498
Sovran Self Storage Incorporated«	43,900	1,842,044

		27,195,344

Thrifts & Mortgage Finance: 2.73%
Capitol Federal Financial Incorporated	166,330	1,987,644
Northwest Bancshares Incorporated	176,620	2,216,581
Washington Federal Incorporated«	142,620	2,266,232

		6,470,457

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	189

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Health Care: 6.85%

Health Care Providers & Services: 6.85%
Ensign Group Incorporated	86,740	$2,593,526
Gentiva Health Services Incorporated†«	97,120	2,377,498
Healthways Incorporated†«	146,550	2,375,576
Medquist Holdings Incorporated†	178,680	2,392,525
Select Medical Holdings Corporation†	229,220	2,177,590
Sun Healthcare Group Incorporated†	130,473	1,300,816
WellCare Health Plans Incorporated†	60,790	2,993,908

		16,211,439

Industrials: 14.49%

Aerospace & Defense: 2.07%
Alliant Techsystems Incorporated	36,690	2,624,436
Teledyne Technologies Incorporated†	46,350	2,275,785

		4,900,221

Air Freight & Logistics: 0.67%
Air Transport Services Group†	212,400	1,582,380

Airlines: 1.02%
Allegiant Travel Company«	52,700	2,403,647

Commercial Services & Supplies: 0.71%
Ennis Incorporated	88,630	1,691,947

Construction & Engineering: 1.53%
Great Lakes Dredge & Dock Company«	271,210	1,646,245
Tutor Prini Corporation	97,450	1,978,235

		3,624,480

Electrical Equipment: 1.09%
GrafTech International Limited†«	122,270	2,584,788

Machinery: 2.39%
Douglas Dynamics Incorporated	172,930	2,678,686
Titan International Incorporated«	108,390	2,979,641

		5,658,327

Road & Rail: 0.89%
Marten Transport Limited	93,650	2,101,506

Trading Companies & Distributors: 3.02%
Aircastle Limited«	192,090	2,408,809
GATX Corporation	64,350	2,555,982
TAL International Group Incorporated	64,780	2,185,029

		7,149,820

Transportation Infrastructure: 1.10%
Alexander & Baldwin Incorporated	53,210	2,605,694

190	Wells Fargo Advantage Equity Gateway Funds	Portfolio of Investments—May 31, 2011

SMALL COMPANY VALUE PORTFOLIO

Security Name	Shares	Value

Information Technology: 13.56%

Communications Equipment: 1.29%
Black Box Corporation	46,840	$1,543,846
Emulex Corporation†	162,110	1,507,623

		3,051,469

Computers & Peripherals: 0.94%
Lexmark International Incorporated†	74,300	2,212,654

Electronic Equipment & Instruments: 4.77%
Aeroflex Holding Corporation†	112,000	2,041,760
Benchmark Electronics Incorporated†	101,390	1,752,019
Power One Incorporated†«	278,010	2,332,504
Synnex Corporation†«	73,970	2,421,778
TTM Technologies Incorporated†«	165,740	2,744,654

		11,292,715

Internet Software & Services: 0.92%
EarthLink Incorporated	276,670	2,184,310

IT Services: 1.79%
CACI International Incorporated Class A†«	37,550	2,396,817
CSG Systems International Incorporated†	96,900	1,849,821

		4,246,638

Semiconductors & Semiconductor Equipment: 3.85%
Fairchild Semiconductor International Incorporated†	104,110	1,878,144
Integrated Silicon Solution Incorporated†«	199,320	1,841,717
Kulicke & Soffa Industries Incorporated†«	255,540	3,104,811
RF Micro Devices Incorporated†	363,190	2,288,097

		9,112,769

Materials: 6.56%

Chemicals: 3.28%
Cytec Industries Incorporated	44,540	2,502,703
Ferro Corporation†	190,800	2,499,480
Kraton Performance Polymers Incorporated†	71,900	2,765,274

		7,767,457

Containers & Packaging: 1.12%
Temple-Inland Incorporated	111,760	2,653,182

Metals & Mining: 2.16%
A.M. Castle & Company†	93,850	1,734,348
RTI International Metals Incorporated†«	88,660	3,380,606

		5,114,954

Telecommunication Services: 1.19%

Diversified Telecommunication Services: 1.19%
Iradium Communications Incorporated†«	316,980	2,827,462

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	191

SMALL COMPANY VALUE PORTFOLIO

Security Name			Shares	Value

Utilities: 2.89%

Electric Utilities: 2.11%
Great Plains Energy Incorporated			119,730	$2,534,684
Portland General Electric Company			95,020	2,467,669

				5,002,353

Independent Power Producers & Energy Traders: 0.78%
Genon Energy Incorporated†			459,803	1,834,610

Total Common Stocks (Cost $189,157,869)				231,144,542

	Interest Rate	Maturity Date	Principal

Short-Term Investments: 23.64%

Corporate Bonds and Notes: 0.63%
Gryphon Funding Limited(a)(i)(v)	0.00%	08/05/2011	$1,373,584	578,691
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	1,652,562	925,435

				1,504,126

	Yield		Shares

Investment Companies: 23.01%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05		5,538,171	5,538,171
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18		48,932,236	48,932,236

				54,470,407

Total Short-Term Investments (Cost $55,231,167)				55,974,533

Total Investments in Securities
(Cost $244,389,036)*	121.27%	287,119,075
Other Assets and Liabilities, Net	(21.27)	(50,362,234)

Total Net Assets	100.00%	$236,756,841

†	Non-income earning security.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

±	Variable rate investments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $258,507,537 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$47,220,147
Gross unrealized depreciation	(18,608,609)

Net unrealized appreciation	$28,611,538

The accompanying notes are an integral part of these financial statements.

192	Wells Fargo Advantage Equity Gateway Funds	Statements of Assets and Liabilities—May 31, 2011

	C&B Large Cap Value Portfolio	Disciplined Value Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$415,458,199	$65,493,171
In affiliated securities, at value	78,432,798	7,788,849

Total investments, at value (see cost below)	493,890,997	73,282,020
Foreign currency, at value (see cost below)	0	0
Receivable for investments sold	444,068	3,937,265
Receivable for dividends and interest	862,789	157,703
Receivable for daily variation margin on open futures contracts	0	15,400
Receivable for securities lending income	9,042	936
Unrealized gains on forward foreign currency contracts	0	0
Prepaid expenses and other assets	15,842	53,051

Total assets	495,222,738	77,446,375

Liabilities
Payable for investments purchased	821,641	3,978,846
Payable upon receipt of securities loaned	70,650,031	6,569,795
Advisory fee payable	218,706	20,380
Custody and accounting fees payable	0	0
Professional fees payable	31,453	41,258
Accrued expenses and other liabilities	0	0

Total liabilities	71,721,831	10,610,279

Total net assets	$423,500,907	$66,836,096

Total investments, at cost	$417,785,013	$62,629,443

Securities on loan, at value	$69,378,689	$6,472,173

Foreign currency, at cost	$0	$0

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	193

Diversified Large Cap Growth Portfolio	Emerging Growth Portfolio	Equity Value Portfolio	Index Portfolio	International Equity Portfolio	International Growth Portfolio

$197,775,186	$83,083,640	$414,617,013	$2,474,965,589	$27,841,940	$122,733,738
33,751,049	17,528,677	34,202,522	144,319,857	4,149,871	11,168,015

231,526,235	100,612,317	448,819,535	2,619,285,446	31,991,811	133,901,753
0	0	0	0	32,688	64,567
123,382	106,464	3,024,970	0	52,828	1,963,205
172,625	3,535	577,327	5,401,974	141,404	366,029
0	0	0	327,180	0	0
1,455	4,901	3,591	11,516	8,254	34,813
0	0	0	0	24,718	0
533,265	0	13,791	12,146	0	0

232,356,962	100,727,217	452,439,214	2,625,038,262	32,251,703	136,330,367

0	690,602	2,061,517	0	402,631	2,150,316
31,031,107	15,406,235	28,487,420	93,310,019	1,791,467	5,131,214
39,747	55,897	227,335	148,771	34,298	235,235
0	0	0	0	18,920	617,462
28,995	18,773	48,272	21,503	19,678	33,029
0	2,569	0	0	11,152	17,788

31,099,849	16,174,076	30,824,544	93,480,293	2,278,146	8,185,044

$201,257,113	$84,553,141	$421,614,670	$2,531,557,969	$29,973,557	$128,145,323

$210,532,660	$87,002,992	$394,410,903	$2,147,097,887	$27,952,685	$114,572,614

$30,620,897	$15,289,764	$27,996,109	$92,052,235	$1,757,355	$5,077,668

$0	$0	$0	$0	$32,554	$64,185

194	Wells Fargo Advantage Equity Gateway Funds	Statements of Assets and Liabilities—May 31, 2011

	International Index Portfolio	International Value Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$29,726,234	$339,139,835
In affiliated securities, at value	1,322,037	42,033,924

Total investments, at value (see cost below)	31,048,271	381,173,759
Segregated cash	90,190	0
Foreign currency, at value (see cost below)	262,714	7,533,985
Receivable for investments sold	141,306	921
Receivable for dividends and interest	181,452	2,679,999
Receivable for variation margin on open futures contracts	24,625	0
Receivable for securities lending income	8,191	198,822
Prepaid expenses and other assets	34	2,577

Total assets	31,756,783	391,590,063

Liabilities
Payable for investments purchased	159,805	132,560
Payable upon receipt of securities loaned	1,008,812	38,455,761
Advisory fee payable	108,687	279,503
Custody and accounting fees payable	449,784	707,192
Professional fees payable	17,676	10,871
Accrued expenses and other liabilities	10,466	39,505

Total liabilities	1,755,230	39,625,392

Total net assets	$30,001,553	$351,964,671

Total investments, at cost	$26,626,493	$388,901,786

Securities on loan, at value	$984,070	$37,483,136

Foreign currency, at cost	$259,432	$7,350,881

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities—May 31, 2011	Wells Fargo Advantage Equity Gateway Funds	195

Small Cap Value Portfolio	Small Company Growth Portfolio	Small Company Value Portfolio

$53,072,222	$327,336,687	$232,648,668
2,384,968	63,692,171	54,470,407

55,457,190	391,028,858	287,119,075
0	0	0
0	0	0
70,299	3,560,865	1,073,671
21,566	98,659	202,334
0	0	0
0	9,254	17,944
7,591	15,359	2,965

55,556,646	394,712,995	288,415,989

180,884	5,020,291	1,787,125
0	54,705,028	49,692,996
33,635	209,994	153,368
0	0	3,149
27,903	37,796	22,510
0	0	0

242,422	59,973,109	51,659,148

$55,314,224	$334,739,886	$236,756,841

$47,729,032	$305,858,205	$244,389,036

$0	$53,896,377	$49,130,639

$0	$0	$0

196	Wells Fargo Advantage Equity Gateway Funds	Statements of Operations

	C&B Large Cap Value Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

Investment income
Dividends*	$5,322,850	$11,524,136
Income from affiliated securities	7,471	23,548
Securities lending income, net	57,856	54,096

Total investment income	5,388,177	11,601,780

Expenses
Advisory fee	1,798,701	3,816,313
Custody and accounting fees	12,079	24,154
Professional fees	32,304	43,230
Shareholder report expenses	2,996	4,500
Trustees' fees and expenses	7,042	10,578
Other fees and expenses	8,163	12,260

Total expenses	1,861,285	3,911,035
Less: Fee waivers and/or expense reimbursements	0	(101,218)

Net expenses	1,861,285	3,809,817

Net investment income (loss)	3,526,892	7,791,963

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	15,568,309	(54,309,479)
Futures transactions	0	0

Net realized gain (losses) on investments	15,568,309	(54,309,479)

Net change in unrealized gains (losses) on:
Unaffiliated securities	49,820,814	82,445,650
Futures transactions	0	0

Net change in unrealized gains (losses) on investments	49,820,814	82,445,650

Net realized and unrealized gains (losses) on investments	65,389,123	28,136,171

Net increase in net assets resulting from operations	$68,916,015	$35,928,134

* Net of foreign withholding taxes of	$90,133	$44,234

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Wells Fargo Advantage Equity Gateway Funds	197

Disciplined Value Portfolio		Diversified Large Cap Growth Portfolio		Emerging Growth Portfolio
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

$1,002,366	$4,691,610	$1,095,810	$6,729,888	$20,663	$71,237
2,018	3,294	2,902	11,864	1,611	1,522
11,020	13,160	38,697	94,661	22,968	31,416

1,015,404	4,708,064	1,137,409	6,836,413	45,242	104,175

284,661	1,309,873	725,681	3,628,369	251,899	316,100
5,769	13,477	7,446	28,123	8,484	8,858
37,925	52,039	26,600	52,615	20,738	43,627
1,665	2,500	2,674	8,001	5,354	1,099
7,042	10,578	7,042	10,578	7,042	10,578
4,869	7,316	1,998	13,355	2,350	3,217

341,931	1,395,783	771,441	3,741,041	295,867	383,479
(18,556)	(10,047)	(76,908)	(443,610)	(9,636)	(30,105)

323,375	1,385,736	694,533	3,297,431	286,231	353,374

692,029	3,322,328	442,876	3,538,982	(240,989)	(249,199)

4,057,851	(5,673,248)	33,049,524	42,584,508	5,343,217	13,963,946
366,204	84,363	0	0	0	616,880

4,424,055	(5,588,885)	33,049,524	42,584,508	5,343,217	14,580,826

7,573,254	5,900,392	(488,219)	(43,061,314)	7,276,726	(8,153,079)
3,944	25,600	0	0	0	0

7,577,198	5,925,992	(488,219)	(43,061,314)	7,276,726	(8,153,079)

12,001,253	337,107	32,561,305	(476,806)	12,619,943	6,427,747

$12,693,282	$3,659,435	$33,004,181	$3,062,176	$12,378,954	$6,178,548

$0	$6,608	$15,061	$0	$0	$0

198	Wells Fargo Advantage Equity Gateway Funds	Statements of Operations

	Equity Value Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

Investment income
Dividends*	3,936,599	7,368,137
Interest	0	0
Income from affiliated securities	6,581	12,565
Securities lending income, net	39,201	80,928

Total investment income	3,982,381	7,461,630

Expenses
Advisory fee	1,760,618	3,287,203
Custody and accounting fees	15,961	26,406
Professional fees	49,297	40,348
Shareholder report expenses	2,663	4,000
Trustees' fees and expenses	7,042	10,578
Other fees and expenses	7,757	11,651

Total expenses	1,843,338	3,380,186
Less: Fee waivers and/or expense reimbursements	0	(85,971)

Net expenses	1,843,338	3,294,215

Net investment income	2,139,043	4,167,415

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	59,910,151	44,332,711
Affiliated securities	0	0
Futures transactions	0	0
Forward foreign currency contract transactions	0	0

Net realized gain (losses) on investments	59,910,151	44,332,711

Net change in unrealized gains (losses) on:
Unaffiliated securities	14,203,004	(6,108,053)
Affiliated securities	0	0
Futures transactions	0	0
Forward foreign currency contract transactions	0	0

Net change in unrealized gains (losses) on investments	14,203,004	(6,108,053)

Net realized and unrealized gains (losses) on investments	74,113,155	38,224,658

Net increase in net assets resulting from operations	$76,252,198	$42,392,073

* Net of foreign withholding taxes of	$13,475	$50,409

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Wells Fargo Advantage Equity Gateway Funds	199

Index Portfolio		International Equity Portfolio		International Growth Portfolio
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

32,443,463	42,485,819	476,222	940,601	2,071,928	2,894,656
2,406	4,659	0	0	0	0
28,615	34,309	700	5,007	4,790	9,109
265,507	319,821	16,409	24,577	87,492	91,193

32,739,991	42,844,608	493,331	970,185	2,164,210	2,994,958

1,377,265	1,787,017	166,334	478,962	676,512	1,331,102
127,748	96,683	21,214	105,571	138,356	622,069
37,677	52,035	23,299	57,242	36,676	61,910
7,990	12,001	666	1,000	2,819	1,230
7,042	10,578	8,042	10,578	7,042	10,578
22,098	34,460	11,341	21,512	11,963	15,430

1,579,820	1,992,774	230,896	674,865	873,368	2,042,319
0	(7,064)	0	(17,004)	0	(328,299)

1,579,820	1,985,710	230,896	657,861	873,368	1,714,020

31,160,171	40,858,898	262,435	312,324	1,290,842	1,280,938

43,073,080	102,835,734	2,443,669	8,908,329	7,636,602	9,605,920
954,031	453,250	0	0	0	0
4,873,568	3,646,242	0	92,052	0	0
0	0	(103,194)	(91)	0	865

48,900,679	106,935,226	2,340,475	9,000,290	7,636,602	9,606,785

337,902,998	225,938,576	1,419,883	(8,735,494)	7,406,466	(7,813,621)
2,637,013	(3,872,416)	0	0	0	0
204,308	166,236	0	0	0	0
0	0	50,589	416,703	0	0

340,744,319	222,232,396	1,470,472	(8,318,791)	7,406,466	(7,813,621)

389,644,998	329,167,622	3,810,947	681,499	15,043,068	1,793,164

$420,805,169	$370,026,520	$4,073,382	$993,823	$16,333,910	$3,074,102

$7,847	$1,449	$67,021	$121,362	$222,477	$346,087

200	Wells Fargo Advantage Equity Gateway Funds	Statements of Operations

	International Index Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

Investment income
Dividends*	$680,045	$1,404,992
Interest	0	1,858
Income from affiliated securities	162	748
Securities lending income, net	15,155	41,028

Total investment income	695,362	1,448,626

Expenses
Advisory fee	68,203	179,528
Custody and accounting fees	3,340	149,561
Professional fees	12,199	47,370
Shareholder report expenses	666	1,000
Trustees’ fees and expenses	7,042	10,578
Other fees and expenses	1,634	8,004

Total expenses	93,084	396,041
Less: Fee waivers and/or expense reimbursements	0	(61,905)

Net expenses	93,084	334,136

Net investment income (loss)	602,278	1,114,490

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	84,056	(890,244)
Futures transactions	22,633	91,653
Forward foreign currency contract transactions	0	(2,541)

Net realized gain (losses) on investments	106,689	(801,132)

Net change in unrealized gains (losses) on:
Unaffiliated securities	3,070,037	(974,497)
Futures transactions	29,949	(20,756)
Forward foreign currency contract transactions	0	3,534

Net change in unrealized gains (losses) on investments	3,099,986	(991,719)

Net realized and unrealized gains (losses) on investments	3,206,675	(1,792,851)

Net increase (decrease) in net assets resulting from operations	$3,808,953	$(678,361)

* Net of foreign withholding taxes of	$84,025	$174,146

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Operations	Wells Fargo Advantage Equity Gateway Funds	201

International Value Portfolio		Small Cap Value Portfolio		Small Company Growth Portfolio
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

$8,540,416	$9,910,971	$545,137	$1,372,716	$796,319	$1,129,079
3,548	30,389	0	0	0	0
7,016	11,218	3,464	7,058	12,145	13,093
388,054	349,494	0	0	100,561	87,472

8,939,034	10,302,072	548,601	1,379,774	909,025	1,229,644

1,859,899	2,758,422	316,172	736,587	1,767,137	2,760,020
159,553	724,008	17,390	21,516	10,082	21,875
23,109	42,960	26,103	47,306	35,988	48,146
2,242	2,201	1,332	2,000	1,997	3,000
8,065	10,578	9,567	10,578	7,042	10,578
7,652	28,204	4,020	5,698	6,206	9,320

2,060,520	3,566,373	374,584	823,685	1,828,452	2,852,939
0	(416,754)	(13,108)	(23,891)	0	(30,289)

2,060,520	3,149,619	361,476	799,794	1,828,452	2,822,650

6,878,514	7,152,453	187,125	579,980	(919,427)	(1,593,006)

7,199,580	(14,924,156)	8,346,315	(12,558,165)	73,545,208	58,656,563
0	0	0	0	0	0
0	0	0	0	0	0

7,199,580	(14,924,156)	8,346,315	(12,558,165)	73,545,208	58,656,563

28,009,577	10,068,193	(460,314)	17,092,947	35,382,796	(11,673,458)
0	0	0	0	0	0
0	0	0	0	0	0

28,009,577	10,068,193	(460,314)	17,092,947	35,382,796	(11,673,458)

35,209,157	(4,855,963)	7,886,001	4,534,782	108,928,004	46,983,105

$42,087,671	$2,296,490	$8,073,126	$5,114,762	$108,008,577	$45,390,099

$1,142,618	$1,321,441	$1,096	$808	$0	$0

202	Wells Fargo Advantage Equity Gateway Funds	Statements of Operations

	Small Company Value Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010

Investment income
Dividends	$3,073,523	$1,934,965
Income from affiliated securities	7,043	6,697
Securities lending income, net	110,288	49,692

Total investment income	3,190,854	1,991,354

Expenses
Advisory fee	1,049,081	1,389,342
Custody and accounting fees	13,331	22,544
Professional fees	22,826	46,611
Shareholder report expenses	1,665	2,500
Trustees’ fees and expenses	3,565	10,578
Other fees and expenses	3,071	6,774

Total expenses	1,093,539	1,478,349
Less: Fee waivers and/or expense reimbursements	0	(3,364)

Net expenses	1,093,539	1,474,985

Net investment income	2,097,315	516,369

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized gain on investments	32,199,624	33,420,687
Net change in unrealized gains (losses) on investments	7,313,504	(12,991,739)

Net realized and unrealized gains (losses) on investments	39,513,128	20,428,948

Net increase in net assets resulting from operations	$41,610,443	$20,945,317

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

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204	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	C&B Large Cap Value Portfolio			Disciplined Value Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

Operations
Net investment income (loss)	$3,526,892	$7,791,963	$11,286,676	$692,029	$3,322,328	$6,586,974
Net realized gains (losses) on investments	15,568,309	(54,309,479)	(71,204,167)	4,424,055	(5,588,885)	(8,276,559)
Net change in unrealized gains (losses) on investments	49,820,814	82,445,650	25,300,192	7,577,198	5,925,992	(42,154,866)

Net increase (decrease) in net assets resulting from operations	68,916,015	35,928,134	(34,617,299)	12,693,282	3,659,435	(43,844,451)

Capital share transactions
Transactions in investors' beneficial interests
Contributions	13,870,060	48,638,019	114,730,358	1,115,573	20,692,280	15,470,818
Withdrawals	(64,639,578)	(315,082,983)	(120,687,633)	(10,958,496)	(223,668,350)	(66,375,921)

Net increase (decrease) in net assets resulting from capital share transactions	(50,769,518)	(266,444,964)	(5,957,275)	(9,842,923)	(202,976,070)	(50,905,103)

Total increase (decrease) in net assets	18,146,497	(230,516,830)	(40,574,574)	2,850,359	(199,316,635)	(94,749,554)

Net assets
Beginning of period	405,354,410	635,871,240	676,445,814	63,985,737	263,302,372	358,051,926

End of period	$423,500,907	$405,354,410	$635,871,240	$66,836,096	$63,985,737	$263,302,372

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.
2.	Amount includes $58,317,244 related to acquisitions during the period. See Notes to Financial Statements for a discussion of the acquisitions.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	205

Diversified Large Cap Growth Portfolio			Emerging Growth Portfolio
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

$442,876	$3,538,982	$8,784,107	$(240,989)	$(249,199)	$(383,603)
33,049,524	42,584,508	(73,157,003)	5,343,217	14,580,826	(23,525,696)
(488,219)	(43,061,314)	(3,942,699)	7,276,726	(8,153,079)	16,900,670

33,004,181	3,062,176	(68,315,595)	12,378,954	6,178,548	(7,008,629)

61,860,010 [2]	44,712,558	29,275,266	54,084,624	4,351,133	14,074,802
(28,971,534)	(897,265,962)	(349,901,594)	(8,889,440)	(72,176,151)	(17,658,050)

32,888,476	(852,553,404)	(320,626,328)	45,195,184	(67,825,018)	(3,583,248)

65,892,657	(849,491,228)	(388,941,923)	57,574,138	(61,646,470)	(10,591,877)

135,364,456	984,855,684	1,373,797,607	26,979,003	88,625,473	99,217,350

$201,257,113	$135,364,456	$984,855,684	$84,553,141	$26,979,003	$88,625,473

206	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	Equity Value Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

Operations
Net investment income	$2,139,043	$4,167,415	$8,564,863
Net realized gains (losses) on investments	59,910,151	44,332,711	(171,525,727)
Net change in unrealized gains (losses) on investments	14,203,004	(6,108,053)	110,011,229

Net increase (decrease) in net assets resulting from operations	76,252,198	42,392,073	(52,949,635)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	22,184,989	86,681,017	73,995,358
Withdrawals	(91,919,795)	(227,091,516)	(118,577,038)

Net decrease in net assets resulting from capital share transactions	(69,734,806)	(140,410,499)	(44,581,680)

Total increase (decrease) in net assets	6,517,392	(98,018,426)	(97,531,315)

Net assets
Beginning of period	415,097,278	513,115,704	610,647,019

End of period	$421,614,670	$415,097,278	$513,115,704

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

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208	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	Index Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

Operations
Net investment income	$31,160,171	$40,858,898	$43,817,844
Net realized gains (losses) on investments	48,900,679	106,935,226	(1,206,803)
Net change in unrealized gains (losses) on investments	340,744,319	222,232,396	(221,743,261)

Net increase (decrease) in net assets resulting from operations	420,805,169	370,026,520	(179,132,220)

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	119,293,747	431,513,946	168,953,827
Withdrawals	(228,236,678)	(548,429,110)	(260,845,759)

Net decrease in net assets resulting from capital share transactions	(108,942,931)	(116,915,164)	(91,891,932)

Total increase (decrease) in net assets	311,862,238	253,111,356	(271,024,152)

Net assets
Beginning of period	2,219,695,731	1,966,584,375	2,237,608,527

End of period	$2,531,557,969	$2,219,695,731	$1,966,584,375

1	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	209

International Equity Portfolio
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

$262,435	$312,324	$1,124,652
2,340,475	9,000,290	(37,177,159)
1,470,472	(8,318,791)	26,898,537

4,073,382	993,823	(9,153,970)

1,379,902	10,746,475	12,972,699
(4,567,405)	(55,194,605)	(16,812,916)

(3,187,503)	(44,448,130)	(3,840,217)

885,879	(43,454,307)	(12,994,187)

29,087,678	72,541,985	85,536,172

$29,973,557	$29,087,678	$72,541,985

The accompanying notes are an integral part of these financial statements.

210	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	International Growth Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

Operations
Net investment income	$1,290,842	$1,280,938	$1,943,425
Net realized gains (losses) on investments	7,636,602	9,606,785	(41,563,740)
Net change in unrealized gains (losses) on investments	7,406,466	(7,813,621)	49,952,778

Net increase (decrease) in net assets resulting from operations	16,333,910	3,074,102	10,332,463

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	16,047,542	44,525,988	47,353,096
Withdrawals	(34,218,536)	(73,245,020)	(33,428,233)

Net increase (decrease) in net assets resulting from capital share transactions	(18,170,994)	(28,719,032)	13,924,863

Total increase (decrease) in net assets	(1,837,084)	(25,644,930)	24,257,326

Net assets
Beginning of period	129,982,407	155,627,337	131,370,011

End of period	$128,145,323	$129,982,407	$155,627,337

1.	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	211

International Index Portfolio			International Value Portfolio
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

$602,278	$1,114,490	$1,839,039	$6,878,514	$7,152,453	$7,188,690
106,689	(801,132)	(3,860,283)	7,199,580	(14,924,156)	(35,211,563)
3,099,986	(991,719)	273,186	28,009,577	10,068,193	48,006,861

3,808,953	(678,361)	(1,748,058)	42,087,671	2,296,490	19,983,988

1,716,859	11,233,320	9,195,379	19,826,166	39,614,812	52,555,498
(4,449,501)	(54,306,160)	(21,176,587)	(7,742,732)	(59,159,900)	(69,958,347)

(2,732,642)	(43,072,840)	(11,981,208)	12,083,434	(19,545,088)	(17,402,849)

1,076,311	(43,751,201)	(13,729,266)	54,171,105	(17,248,598)	2,581,139

28,925,242	72,676,443	86,405,709	297,793,566	315,042,164	312,461,025

$30,001,553	$28,925,242	$72,676,443	$351,964,671	$297,793,566	$315,042,164

212	Wells Fargo Advantage Equity Gateway Funds	Statements of Changes in Net Assets

	Small Cap Value Portfolio
	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

Operations
Net investment income (loss)	$187,125	$579,980	$2,378,279
Net realized gains (losses) on investments	8,346,315	(12,558,165)	(63,513,017)
Net change in unrealized gains (losses) on investments	(460,314)	17,092,947	36,276,909

Net increase (decrease) in net assets resulting from operations	8,073,126	5,114,762	(24,857,829)

Capital share transactions
Transactions in investors' beneficial interests
Contributions	4,558,725	10,637,680	17,652,796
Withdrawals	(16,326,782)	(175,872,745)	(29,020,744)

Net increase (decrease) in net assets resulting from capital share transactions	(11,768,057)	(165,235,065)	(11,367,948)

Total increase (decrease) in net assets	(3,694,931)	(160,120,303)	(36,225,777)

Net assets
Beginning of period	59,009,155	219,129,458	255,355,235

End of period	$55,314,224	$59,009,155	$219,129,458

1	For the eight months ended May 31, 2011. The Portfolio changed its fiscal year end from September 30 to May 31, effective May 31, 2011.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage Equity Gateway Funds	213

Small Company Growth Portfolio			Small Company Value Portfolio
Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009	Period Ended May 31, 2011[1]	Year Ended September 30, 2010	Year Ended September 30, 2009

$(919,427)	$(1,593,006)	$(1,746,971)	$2,097,315	$516,369	$3,036,418
73,545,208	58,656,563	(91,099,903)	32,199,624	33,420,687	(190,649,157)
35,382,796	(11,673,458)	72,864,087	7,313,504	(12,991,739)	128,533,240

108,008,577	45,390,099	(19,982,787)	41,610,443	20,945,317	(59,079,499)

29,588,632	46,698,694	71,091,475	65,987,106	28,466,433	64,432,062
(106,224,216)	(180,510,140)	(140,625,232)	(31,403,251)	(128,081,070)	(206,083,898)

(76,635,584)	(133,811,446)	(69,533,757)	34,583,855	(99,614,637)	(141,651,836)

31,372,993	(88,421,347)	(89,516,544)	76,194,298	(78,669,320)	(200,731,335)

303,366,893	391,788,240	481,304,784	160,562,543	239,231,863	439,963,198

$334,739,886	$303,366,893	$391,788,240	$236,756,841	$160,562,543	$239,231,863

214	Wells Fargo Advantage Equity Gateway Funds	Financial Highlights

	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate
	Net Investment Income (loss)	Gross Expenses	Net Expenses	Total Return[1]

C&B Large Cap Value Portfolio
October 1, 2010 to May 31, 2011[2]	1.27%	0.67%	0.67%	18.08%	17%
October 1, 2009 to September 30, 2010	1.40%	0.70%	0.68%	7.49%	13%
October 1, 2008 to September 30, 2009	2.19%	0.73%	0.64%	(5.53)%	28%
October 1, 2007 to September 30, 2008	1.71%	0.73%	0.68%	(20.18)%	21%
October 1, 2006 to September 30, 2007	1.48%	0.74%	0.68%	11.88%	24%
October 1, 2005 to September 30, 2006	1.77%	0.76%	0.66%	15.30%	29%

Discplined Value Portfolio
October 1, 2010 to May 31, 2011[2]	1.58%	0.78%	0.74%	21.46%	38%
October 1, 2009 to September 30, 2010	1.73%	0.73%	0.72%	7.02%	46%
October 1, 2008 to September 30, 2009	2.69%	0.75%	0.69%	(9.66)%	11%
October 1, 2007 to September 30, 2008	2.16%	0.75%	0.57%	(23.18)%	8%
October 1, 2006 to September 30, 2007	1.91%	0.76%	0.57%	15.91%	16%
October 1, 2005 to September 30, 2006	1.84%	0.75%	0.70%	11.21%	7%

Diversified Large Cap Growth Portfolio[3]
October 1, 2010 to May 31, 2011[2]	0.40%	0.69%	0.62%	22.78%	101%
October 1, 2009 to September 30, 2010	0.66%	0.70%	0.62%	7.51%	11%
October 1, 2008 to September 30, 2009	0.97%	0.70%	0.62%	3.31%	13%
October 1, 2007 to September 30, 2008	0.48%	0.68%	0.67%	(22.59)%	7%
October 1, 2006 to September 30, 2007	0.46%	0.70%	0.68%	17.80%	10%
October 1, 2005 to September 30, 2006	0.14%	0.70%	0.61%	1.41%	6%

Emerging Growth Portfolio
October 1, 2010 to May 31, 2011[2]	(0.77)%	0.94%	0.91%	37.91%	59%
October 1, 2009 to September 30, 2010	(0.66)%	1.02%	0.94%	20.49%	97%
October 1, 2008 to September 30, 2009	(0.53)%	0.94%	0.91%	(5.70)%	147%
October 1, 2007 to September 30, 2008	(0.49)%	0.93%	0.92%	(30.95)%	191%
January 31, 2007[4] to September 30, 2007	(0.54)%	1.01%	0.99%	24.40%	125%

Equity Value Portfolio
October 1, 2010 to May 31, 2011[2]	0.79%	0.68%	0.68%	20.88%	90%
October 1, 2009 to September 30, 2010	0.87%	0.71%	0.69%	9.75%	122%
October 1, 2008 to September 30, 2009	1.89%	0.73%	0.69%	(7.21)%	142%
October 1, 2007 to September 30, 2008	1.68%	0.74%	0.70%	(27.44)%	152%
October 1, 2006 to September 30, 2007	1.29%	0.77%	0.69%	20.21%	108%
October 1, 2005 to September 30, 2006	1.18%	0.78%	0.77%	10.73%	107%

Index Portfolio
October 1, 2010 to May 31, 2011[2]	1.93%	0.10%	0.10%	19.39%	3%
October 1, 2009 to September 30, 2010	2.01%	0.10%	0.10%	9.97%	22%
October 1, 2008 to September 30, 2009	2.61%	0.12%	0.10%	(7.00)%	10%
October 1, 2007 to September 30, 2008	2.07%	0.11%	0.11%	(22.28)%	5%
October 1, 2006 to September 30, 2007	1.86%	0.11%	0.10%	16.35%	8%
October 1, 2005 to September 30, 2006	1.86%	0.11%	0.11%	10.70%	9%

International Equity Portfolio
October 1, 2010 to May 31, 2011[2]	1.34%	1.18%	1.18%	14.83%	35%
October 1, 2009 to September 30, 2010	0.61%	1.31%	1.28%	6.57%	105%
October 1, 2008 to September 30, 2009	1.77%	1.23%	1.15%	(10.14)%	212%
October 1, 2007 to September 30, 2008	1.60%	1.14%	1.12%	(31.42)%	55%
October 1, 2006 to September 30, 2007	1.27%	1.09%	1.08%	23.70%	66%
October 1, 2005 to September 30, 2006	1.99%	1.09%	1.03%	14.58%	39%

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Equity Gateway Funds	215

	Ratio to Average Net Assets (Annualized)				Portfolio Turnover Rate
	Net Investment Income (loss)	Gross Expenses	Net Expenses	Total Return[1]

International Growth Portfolio
October 1, 2010 to May 31, 2011[2]	1.62%	1.10%	1.10%	14.50%	53%
October 1, 2009 to September 30, 2010	0.89%	1.42%	1.20%	3.25%	89%
October 1, 2008 to September 30, 2009	1.71%	1.14%	1.11%	6.23%	95%
October 1, 2007 to September 30, 2008	1.17%	1.08%	1.05%	(28.68)%	57%
October 1, 2006 to September 30, 2007	1.09%	1.06%	1.03%	27.40%	73%
October 1, 2005 to September 30, 2006	0.87%	1.07%	0.98%	19.95%	62%

International Index Portfolio
October 1, 2010 to May 31, 2011[2]	3.09%	0.48%	0.48%	13.78%	3%
October 1, 2009 to September 30, 2010	2.17%	0.77%	0.65%	2.47%	20%
October 1, 2008 to September 30, 2009	2.86%	0.55%	0.46%	1.65%	13%
October 1, 2007 to September 30, 2008	2.84%	0.51%	0.50%	(29.67)%	14%
October 1, 2006 to September 30, 2007	2.15%	0.49%	0.49%	24.52%	3%
October 1, 2005 to September 30, 2006	2.59%	0.49%	0.37%	19.44%	7%

International Value Portfolio
October 1, 2010 to May 31, 2011[2]	3.14%	0.94%	0.94%	14.00%	16%
October 1, 2009 to September 30, 2010	2.41%	1.20%	1.06%	0.92%	27%
October 1, 2008 to September 30, 2009	2.72%	1.08%	1.03%	5.26%	41%
October 1, 2007 to September 30, 2008	3.68%	1.07%	1.01%	(34.21)%	23%
October 1, 2006 to September 30, 2007	2.47%	1.07%	1.03%	21.91%	19%
October 1, 2005 to September 30, 2006	2.34%	1.09%	1.09%	19.32%	31%

Small Cap Value Portfolio
October 1, 2010 to May 31, 2011[2]	0.47%	0.95%	0.91%	13.14%	57%
October 1, 2009 to September 30, 2010	0.66%	0.94%	0.91%	9.60%	38%
October 1, 2008 to September 30, 2009	1.31%	0.91%	0.74%	(8.76)%	50%
October 1, 2007 to September 30, 2008	0.80%	0.91%	0.83%	(16.47)%	46%
October 1, 2006 to September 30, 2007	0.30%	0.93%	0.92%	8.65%	64%
January 31, 2006[4] to September 30, 2006	0.75%	0.94%	0.75%	0.60%	37%

Small Company Growth Portfolio
October 1, 2010 to May 31, 2011[2]	(0.42)%	0.83%	0.83%	39.64%	70%
October 1, 2009 to September 30, 2010	(0.48)%	0.87%	0.86%	15.25%	129%
October 1, 2008 to September 30, 2009	(0.53)%	0.89%	0.87%	1.75%	169%
October 1, 2007 to September 30, 2008	(0.53)%	0.89%	0.89%	(27.50)%	150%
October 1, 2006 to September 30, 2007	(0.46)%	0.90%	0.90%	17.74%	138%
October 1, 2005 to September 30, 2006	(0.33)%	0.91%	0.90%	7.02%	125%

Small Company Value Portfolio
October 1, 2010 to May 31, 2011[2]	1.60%	0.84%	0.84%	26.72%	47%
October 1, 2009 to September 30, 2010	0.31%	0.89%	0.89%	16.38%	60%
October 1, 2008 to September 30, 2009	1.16%	0.90%	0.88%	(6.28)%	99%
October 1, 2007 to September 30, 2008	1.02%	0.90%	0.89%	(22.01)%	82%
October 1, 2006 to September 30, 2007	0.53%	0.93%	0.92%	6.53%	69%
October 1, 2005 to September 30, 2006	0.64%	0.92%	0.79%	6.70%	114%

1	Returns for periods of less than one year are not annualized.

2	For the eight months ended May 31, 2011. The Portfolio changed it's fiscal year end from September 30 to May 31, effective May 31, 2011.

3	After the close of business on January 28, 2011, the Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. As a result of the reorganization Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the transaction. The information for the periods prior to January 31, 2011 is that of the Wells Fargo Advantage Large Company Growth Portfolio.

4	Commencement of operations.

The accompanying notes are an integral part of these financial statements.

216	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage C&B Large Cap Value Portfolio (“C&B Large Cap Value Portfolio”), Wells Fargo Advantage Disciplined Value Portfolio (“Disciplined Value Portfolio”), Wells Fargo Advantage Diversified Large Cap Growth Portfolio (“Diversified Large Cap Growth Portfolio”), Wells Fargo Advantage Emerging Growth Portfolio (“Emerging Growth Portfolio”), Wells Fargo Advantage Equity Value Portfolio (“Equity Value Portfolio”), Wells Fargo Advantage Index Portfolio (“Index Portfolio”), Wells Fargo Advantage International Equity Portfolio (“International Equity Portfolio”), Wells Fargo Advantage International Growth Portfolio (“International Growth Portfolio”), Wells Fargo Advantage International Index Portfolio (“International Index Portfolio”), Wells Fargo Advantage International Value Portfolio (“International Value Portfolio”), Wells Fargo Advantage Small Cap Value Portfolio (“Small Cap Value Portfolio”), Wells Fargo Advantage Small Company Growth Portfolio (“Small Company Growth Portfolio”) and Wells Fargo Advantage Small Company Value Portfolio (“Small Company Value Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end investment management companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in securities are valued each business day as of the close of regular trading on the New York Stock Exchange, which is usually 4:00 p.m. (Eastern Time). Securities which are traded on a national or foreign securities exchange are valued at the last reported sales price, except that securities listed on The Nasdaq Stock Market, Inc. (“Nasdaq”) are valued at the Nasdaq Official Closing Price (“NOCP”), and if no NOCP is available, then at the last reported sales price. If no sales price is shown on the Nasdaq, the bid price will be used. In the absence of any sale of securities listed on the Nasdaq, and in the case of other securities, including U.S. Government obligations, but excluding debt securities maturing in 60 days or less, the price will be deemed “stale” and the valuations will be determined in accordance with the Portfolios’ Fair Value Procedures.

Securities denominated in foreign currencies are translated into U.S. dollars using the closing rates of exchange in effect on the day of valuation.

Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange and therefore may not fully reflect trading or events that occur after the close of the principal exchange in which the foreign investments are traded but before the close of the New York Stock Exchange. If such trading or events are expected to materially affect the value of the investments, then those investments are fair valued following procedures approved by the Board of Trustees. These procedures take into account multiple factors including movements in U.S. securities markets after foreign exchanges close. Depending on market activity, such fair valuations may be frequent. Such fair value pricing may result in NAVs that are higher or lower than NAVs based on the closing price or latest quoted bid price.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.

Notes to Financial Statements	Wells Fargo Advantage Equity Gateway Funds	217

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Portfolios to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Foreign currency translation

The accounting records of the Portfolios are maintained in U.S. dollars. Assets, including investment securities, and liabilities denominated in foreign currency are translated into U.S. dollars at the prevailing rates of exchange at the date of valuation. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded and the U.S. dollar equivalent of the amounts actually paid or received. Net unrealized foreign exchange gains and losses arise from changes in the fair value of assets and liabilities other than investments in securities resulting in changes in exchange rates.

The changes in net assets arising from changes in exchange rates and the changes in net assets resulting from changes in market prices of securities are not separately presented. Such changes are recorded with net realized and unrealized gains or losses from investments. Gains and losses from certain foreign currency transactions are treated as ordinary income for U.S. federal income tax purposes.

Forward foreign currency contracts

Certain Portfolios may be subject to foreign currency exchange rate risk in the normal course of pursuing its investment objectives. A forward foreign currency contract is an agreement between two parties to purchase or sell a specific currency for an agreed-upon price at a future date. The Portfolio enters into forward foreign currency contracts to facilitate transactions in foreign-denominated securities and to attempt to minimize the risk to the Portfolio from adverse changes in the relationship between currencies. Forward foreign currency contracts are recorded at the forward rate and marked-to-market daily. When the contracts are closed, realized gains and losses arising from such transactions are recorded as realized gains or losses on forward foreign currency contract transactions. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The Portfolio’s maximum risk of loss from counterparty credit risk is the unrealized gains or losses on the contracts. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05%

218	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements

and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the amortized cost valuation technique. Income earned from investments in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

In a securities lending transaction, the net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolios’ former securities lending agent, as the various participating Portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Portfolio. In order to eliminate the fluctuation of the various Portfolios’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolios recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all portfolios participating in securities lending (“side pocketing”) based on each Portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Portfolio’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Portfolio’s percentage ownership of the joint account as of such date.

Futures contracts

Certain Portfolios may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Dividend income is recognized on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolio is informed of the ex-dividend date. Dividend income from foreign securities is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to

Notes to Financial Statements	Wells Fargo Advantage Equity Gateway Funds	219

the interest holders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
C&B Large Cap Value Portfolio

Equity securities
Common stocks	$407,610,884	$0	$0	$407,610,884
Preferred stocks	6,049,937	0	0	6,049,937

Short-term investments
Corporate bonds and notes	0	0	1,797,378	1,797,378
Investment companies	8,691,848	69,740,950	0	78,432,798
Total	$422,352,669	$69,740,950	$1,797,378	$493,890,997
Disciplined Value Portfolio

Equity securities
Common stocks	$65,127,761	$0	$0	$65,127,761

Short-term investments
Corporate bonds and notes	0	0	115,417	115,417
Investment companies	1,277,430	6,511,419	0	7,788,849
US Treasury securities	249,993	0	0	249,993
Total	$66,655,184	$6,511,419	$115,417	$73,282,020
Diversified Large Cap Growth Portfolio

Equity securities
Common stocks	$195,988,456	$0	$0	$195,988,456

Short-term investments
Corporate bonds and notes	0	0	1,786,730	1,786,730
Investment companies	3,623,638	30,127,411	0	33,751,049
Total	$199,612,094	$30,127,411	$1,786,730	$231,526,235

220	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Emerging Growth Portfolio

Equity securities
Common stocks	$80,489,416	$0	$0	$80,489,416
Investment companies	1,818,232	0	0	1,818,232

Short-term investments
Corporate bonds and notes	0	0	775,992	775,992
Investment companies	2,514,925	15,013,752	0	17,528,677
Total	$84,822,573	$15,013,752	$775,992	$100,612,317
Equity Value Portfolio

Equity securities
Common stocks	$413,366,518	$0	$0	$413,366,518

Short-term investments
Corporate bonds and notes	0	0	1,250,495	1,250,495
Investment companies	6,347,580	27,854,942	0	34,202,522
Total	$419,714,098	$27,854,942	$1,250,495	$448,819,535
Index Portfolio

Equity securities
Common stocks	$2,497,647,626	$0	$0	$2,497,647,626

Short-term investments
Corporate bonds and notes	0	0	5,242,173	5,242,173
Investment companies	23,237,189	90,658,623	0	113,895,812
US Treasury securities	2,499,835	0	0	2,499,835
Total	$2,523,384,650	$90,658,623	$5,242,173	$2,619,285,446
International Equity Portfolio

Equity securities
Common stocks	$27,841,940	$0	$0	$27,841,940

Short-term investments
Investment companies	2,358,404	1,791,467	0	4,149,871
Total	$30,200,344	$1,791,467	$0	$31,991,811
International Growth Portfolio

Equity securities
Common stocks	$122,508,379	$168,048	$0	$122,676,427
Rights	0	57,311	0	57,311

Short-term investments
Investment companies	6,036,801	5,131,214	0	11,168,015
Total	$128,545,180	$5,356,573	$0	$133,901,753
International Index Portfolio

Equity securities
Common stocks	$29,564,751	$8,007	$0	$29,572,758
Preferred stocks	145,758	0	0	145,758
Rights	0	7,338	0	7,338
Warrants	0	380	0	380

Short-term investments
Investment companies	313,225	1,008,812	0	1,322,037
Total	$30,023,734	$1,024,537	$0	$31,048,271

Notes to Financial Statements	Wells Fargo Advantage Equity Gateway Funds	221

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
International Value Portfolio

Equity securities
Common stocks	$339,139,835	$0	$0	$339,139,835
Rights	0	0	0	0

Short-term investments
Investment companies	3,578,163	38,455,761	0	42,033,924
Total	$342,717,998	$38,455,761	$0	$381,173,759
Small Cap Value Portfolio

Equity securities
Common stocks	$52,575,898	$210,970	$0	$52,786,868
Warrants	0	0	18,117	18,117
Investment companies	267,237	0	0	267,237

Short-term investments
Investment companies	2,384,968	0	0	2,384,968
Total	$55,228,103	$210,970	$18,117	$55,457,190
Small Company Growth Portfolio

Equity securities
Common stocks	$325,188,263	$0	$0	$325,188,263

Short-term investments
Corporate bonds and notes	0	0	2,148,424	2,148,424
Investment companies	10,073,777	53,618,394	0	63,692,171
Total	$335,262,040	$53,618,394	$2,148,424	$391,028,858
Small Company Value Portfolio

Equity securities
Common stocks	$231,144,542	$0	$0	$231,144,542

Short-term investments
Corporate bonds and notes	0	0	1,504,126	1,504,126
Investment companies	5,538,171	48,932,236	0	54,470,407
Total	$236,682,713	$48,932,236	$1,504,126	$287,119,075

Further details on the major security types listed above can be found in each Portfolio of Investments.

As of May 31, 2011, the inputs used in valuing each Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts
Disciplined Value Portfolio	$29,544	$0	$0	$29,544
Index Portfolio	870,558	0	0	870,558
International Index Portfolio	24,625	0	0	24,625
Forward foreign currency contracts
International Equity Portfolio	0	24,718	0	24,718

Transfers in and transfers out are recognized at the end of the reporting period. For the eight months ended May 31, 2011, the Portfolios did not have any significant transfers into/out of Level 1 and Level 2.

222	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

			C&B Large Cap Value Portfolio	Disciplined Value Portfolio	Diversified Large Cap Growth Portfolio	Emerging Growth Portfolio
Corporate bonds and notes
Balance as of September 30, 2010			$2,059,332	$132,239	$1,302,126	$889,086
Realized gains (losses)			0	0	0	0
Change in unrealized gains (losses)			259,718	16,677	(493,754)	112,130
Purchases			0	0	0	0
Sales			(521,672)	(33,499)	978,358	(225,224)
Transfers into Level 3			0	0	0	0
Transfers out of Level 3			0	0	0	0
Balance as of May 31, 2011			$1,797,378	$115,417	$1,786,730	$775,992
Change in unrealized gains (losses) relating to securities still held at May 31, 2011			$7,499	$482	$7,455	$3,238

	Equity Value Portfolio	Index Portfolio	International Value Portfolio	Small Cap Value Portfolio
	Corporate bonds and notes	Corporate bonds and notes	Common stocks	Preferred stocks	Warrants	Total
Balance as of September 30, 2010	$1,432,744	$6,006,178	$101,496	$34,500	$0	$34,500
Realized gains (losses)	0	0	0	6,693	0	6,693
Change in unrealized gains (losses)	180,695	757,485	70,331	(3,979)	18,117	14,138
Purchases	0	0	0	0	0	0
Sales	(362,944)	(1,521,490)	(171,827)	(37,214)	0	(37,214)
Transfers into Level 3	0	0	0	0	0	0
Transfers out of Level 3	0	0	0	0	0	0
Balance as of May 31, 2011	$1,250,495	$5,242,173	$0	$0	$18,117	$18,117
Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$5,218	$21,873	$0	$0	$18,117	$18,117

					Small Company Growth Portfolio	Small Company Value Portfolio
Corporate bonds and notes
Balance as of September 30, 2010					$2,461,540	$1,723,340
Realized gains (losses)					0	0
Change in unrealized gains (losses)					310,443	217,344
Purchases					0	0
Sales					(623,559)	(436,558)
Transfers into Level 3					0	0
Transfers out of Level 3					0	0
Balance as of May 31, 2011					$2,148,424	$1,504,126
Change in unrealized gains (losses) relating to securities still held at May 31, 2011					$8,964	$6,276

Notes to Financial Statements	Wells Fargo Advantage Equity Gateway Funds	223

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-advisers, who are responsible for day-to-day portfolio management of the Portfolios.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Portfolios. Funds Management has engaged Wells Capital Management (an affiliate of Funds Management), Peregrine Capital Management, Inc. (an affiliate of Funds Management), Artisan Partners Limited Partnership, Cooke & Bieler, L.P., LSV Asset Management, SSgA Funds Management, Inc. and Systematic Financial Management, L.P. as sub-advisers. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Portfolio to the adviser. The adviser and sub-advisers are each entitled to receive an annual sub-advisory fee which is calculated based on the average daily net assets of each Portfolio as follows:

	Advisory Fee				Effective rate for the eight months ended May 31, 2011	Effective rate for year ended September 30, 2010	Sub-adviser		Sub-advisory Fee
	starting at		declining to						starting at		declining to
C&B Large Cap Value Portfolio	0.65	%^	0.55%		0.65%	0.69%	Cooke & Bieler LP		0.45%		0.30%
Disciplined Value Portfolio	0.65	^	0.55		0.65	0.68	Wells Capital Management		0.35		0.15
Diversified Large Cap Growth Portfolio	0.65	^	0.55		0.65	0.68	Wells Capital Management	*	0.35	*	0.15	*
Emerging Growth Portfolio	0.80	@	0.70	@	0.80	0.84	Wells Capital Management		0.55		0.40
Equity Value Portfolio	0.65	^	0.55		0.65	0.69	Systematic Financial Management, LP		0.30		0.10
Index Portfolio	0.10		0.05		0.09	0.09	Wells Capital Management		0.05		0.02
International Equity Portfolio	0.85	†	0.70	†	0.85	0.93	Wells Capital Management	#	0.45		0.40
International Growth Portfolio	0.85	†	0.70	†	0.85	0.93	Artisan Partners Limited Partnership		0.80		0.50
International Index Portfolio	0.35		0.30		0.35	0.35	SSgA Funds Management, Inc.		0.08		0.06
International Value Portfolio	0.85	†	0.70	†	0.85	0.93	LSV Asset Management		0.35		0.30
Small Cap Value Portfolio	0.80	@	0.70	@	0.80	0.84	Wells Capital Management		0.45		0.40
Small Company Growth Portfolio	0.80	@	0.70	@	0.80	0.84	Peregrine Capital Management		0.90		0.55
Small Company Value Portfolio	0.80	@	0.70	@	0.80	0.84	Peregrine Capital Management		0.50	**	0.75	**

*	Prior to February 2011, Diversified Large Cap Growth Portfolio paid Peregrine Capital Management, Inc. a sub-advisory fee which started at 0.55% and declined to 0.225% as average net assets increased.

**	For Small Company Value Portfolio, the sub-advisory fee starts at 0.50% and increases to 0.75% as average daily net assets of the Portfolio increases.

^	Prior to July 12, 2010, the annual rate started at 0.70%.

@	Prior to July 12, 2010, the annual rate started at 0.85% and declined to 0.75% as average daily net assets increased.

†	Prior to July 12, 2010, the annual rate started at 0.95% and declined to 0.80% as average daily net assets increased.

#	Prior to July 12, 2010, Evergreen Investment Management Company, LLC, an affiliate of Funds Management, was the investment sub-adviser and was paid by the investment adviser at the same rates.

Funds Management has contractually waived and/or reimbursed advisory fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

224	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding U.S. Government obligations and short-term securities (securities with maturities of one year or less at purchase date), for the period ended May 31, 2011 were as follows:

	Purchases at Cost	Sales Proceeds
C&B Large Cap Value Portfolio	$68,613,666	$115,005,024
Disciplined Value Portfolio	24,014,554	32,739,695
Diversified Large Cap Growth Portfolio	168,130,530	189,856,056
Emerging Growth Portfolio	72,270,578	28,501,311
Equity Value Portfolio	362,211,193	433,222,855
Index Portfolio	69,699,513	120,188,091
International Equity Portfolio	9,991,183	15,251,336
International Growth Portfolio	64,229,058	61,619,524
International Index Portfolio	800,401	3,409,567
International Value Portfolio	68,236,328	49,297,136
Small Cap Value Portfolio	32,600,242	44,199,470
Small Company Growth Portfolio	220,844,606	286,571,285
Small Company Value Portfolio	125,347,850	90,628,427

6. DERIVATIVE TRANSACTIONS

During the period ended May 31, 2011, the Disciplined Value Portfolio, Index Portfolio and International Index Portfolio used uninvested cash to enter into futures contracts to gain market exposure.

At May 31, 2011, the Funds had long futures contracts outstanding as follows:

	Expiration Date	Contracts	Type	Initial Notional Amount	Value at May 31, 2011	Net Unrealized Gains (Losses)
Disciplined Value Portfolio	June 2011	2 Long	S&P 500 Index	$645,310	$671,950	$26,640
	June 2011	12 Long	S&P 500 E-Mini Index	803,436	806,340	2,904
Index Portfolio	June 2011	95 Long	S&P 500 Index	31,047,067	31,917,625	870,558
International Index Portfolio	June 2011	8 Long	MSCI EAFE Index	671,735	696,360	24,625

The Disciplined Value Portfolio, Index Portfolio and International Index Portfolio had an average notional amount of $1,931,536, $29,754,183 and $475,657 in futures contracts, respectively, during the period ended May 31, 2011. As of May 31, 2011, the International Index Portfolio had segregated $90,190 as cash collateral for open futures contracts.

The receivable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the outstanding variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

During the period ended May 31, 2011, the International Equity Portfolio entered into forward foreign currency contracts for hedging purposes.

Notes to Financial Statements	Wells Fargo Advantage Equity Gateway Funds	225

At May 31, 2011, International Equity Portfolio had forward foreign currency contracts outstanding as follows:

Forward Foreign Currency Contracts to Sell:

Exchange Date	Counterparty	Contracts to Deliver	U.S. Value at May 31, 2011	In Exchange for U.S. $	Net Unrealized Gains (Losses)
06/20/2011	JPMorgan	59,709,000 JPY	$732,578	$757,296	$24,718

The International Equity Portfolio had average market values of $497,250 and $1,144,693 in forward foreign currency contracts to buy and forward foreign currency contracts to sell, respectively, during the period ended May 31, 2011.

During the year ended September 30, 2010, the Disciplined Value Portfolio, Emerging Growth Portfolio, Index Portfolio, International Equity Portfolio and International Index Portfolio entered into futures contracts for hedging purposes.

The Portfolios had average notional amounts in futures contracts outstanding during the year ended September 30, 2010 as follows:

Long Contracts
Disciplined Value Portfolio	$431,817
Emerging Growth Portfolio	102,719
Index Portfolio	21,482,525
International Equity Portfolio	50,673
International Index Portfolio	1,364,541

During the year ended September 30, 2010, the International Equity Portfolio, International Growth Portfolio and International Index Portfolio entered into forward foreign currency exchange contracts for hedging purposes.

As of September 30, 2010, the Portfolios had average market values in forward foreign currency exchange contracts during the year ended September 30, 2010 as follows:

	Forward Foreign Currency Exchange Contracts to Buy	Forward Foreign Currency Exchange Contracts to Sell
International Equity Portfolio	$2,599,997	$6,855,646
International Growth Portfolio	76,245	27,483
International Index Portfolio	924,523	144,268

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments, if any, are reflected in the appropriate financial statements.

7. ACQUISITIONS

After the close of business on January 28, 2011, Diversified Large Cap Growth Portfolio acquired the net assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. The purpose of the transactions was to combine four funds with similar investment objectives and strategies. Diversified Large Cap Growth Portfolio was newly created to receive the assets of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio. Wells Fargo Advantage Large Company Growth Portfolio became the accounting and performance survivor in the reorganization. The investment portfolio of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio with fair values of $39,103,183, $19,707,063 and $128,195,321, respectively, and identified costs of $38,164,693, $19,599,174 and $118,513,716, respectively, at January 28, 2011, were the principal assets acquired by Diversified Large Cap Growth Portfolio. For financial reporting purposes, assets received by Diversified Large Cap Growth Portfolio were recorded at fair value; however, the cost basis of the investments received from Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo

226	Wells Fargo Advantage Equity Gateway Funds	Notes to Financial Statements

Advantage Large Company Growth Portfolio were carried forward to align ongoing reporting of Diversified Large Cap Growth Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired and unrealized gains (losses) acquired were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Gains
Wells Fargo Advantage Disciplined Growth Portfolio	$38,752,540	$938,490
Wells Fargo Advantage Large Cap Appreciation Portfolio	19,564,704	107,889
Wells Fargo Advantage Large Company Growth Portfolio	135,797,112	9,681,605

The aggregate net assets of the Diversified Large Cap Growth Portfolio immediately before and after the acquisitions were $135,797,112 and $194,114,356, respectively.

Assuming the acquisitions had been completed October 1, 2010, the beginning of the annual reporting period for Diversified Large Cap Growth Portfolio, the pro forma results of operations for the eight months ended May 31, 2011 would have been

Net investment income	$597,721
Net realized and unrealized gains on investments	$39,879,016
Net increase in net assets resulting from operations	$40,476,737

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisitions were completed, it is not practicable to separate the amounts of revenue and earnings of Wells Fargo Advantage Disciplined Growth Portfolio, Wells Fargo Advantage Large Cap Appreciation Portfolio and Wells Fargo Advantage Large Company Growth Portfolio that have been included in Diversified Large Cap Growth Portfolio’s Statement of Operations

since January 31, 2011.

8. REDEMPTION IN-KIND

After the close of business on June 18, 2010, Disciplined Value Portfolio redeemed assets through an in-kind redemption by issuing securities with a value of $116,925,393 (representing 54.76% of the Portfolio at the time of the transaction) and recognized gains in the amount of $8,461,779.

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of May 31, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

Report of Independent Registered Public Accounting Firm	Wells Fargo Advantage Equity Gateway Funds	227

BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage C&B Large Cap Value Portfolio, Wells Fargo Advantage Disciplined Value Portfolio, Wells Fargo Advantage Diversified Large Cap Growth Portfolio, Wells Fargo Advantage Emerging Growth Portfolio, Wells Fargo Advantage Equity Value Portfolio, Wells Fargo Advantage Index Portfolio, Wells Fargo Advantage International Equity Portfolio, Wells Fargo Advantage International Growth Portfolio, Wells Fargo Advantage International Index Portfolio, Wells Fargo Advantage International Value Portfolio, Wells Fargo Advantage Small Cap Value Portfolio, Wells Fargo Advantage Small Company Growth Portfolio, and Wells Fargo Advantage Small Company Value Portfolio, thirteen of the portfolios constituting the Wells Fargo Master Trust (collectively the “Portfolios”), as of May 31, 2011, and the related statements of operations, statements of changes in net assets, and the financial highlights for the years or periods presented. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Wells Fargo Master Trust as of May 31, 2011, the results of their operations, changes in their net assets, and the financial highlights for the years or periods presented, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 29, 2011

228	Wells Fargo Advantage Equity Gateway Funds	Other Information (Unaudited)

TAX INFORMATION (unaudited)

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal period ended May 31, 2011:

Dividends-Received Deduction
C&B Large Cap Value Fund	100%
Diversified Equity Fund	100%
Diversified Small Cap Fund	100%
Equity Value Fund	100%
Index Fund	100%
International Value Fund	64.87%

Pursuant to Section 852 of the Internal Revenue Code, Index Fund designated $89,772,462 as long-term capital gain distributions for the fiscal period ended May 31, 2011.

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal period ended May 31, 2011 have been designated as qualified dividend income (QDI):

QDI
C&B Large Cap Value Fund	$4,461,488
Diversified Equity Fund	3,597,692
Diversified Small Cap Fund	80,348
Equity Value Fund	1,276,703
Index Fund	34,195,828
International Value Fund	5,789,567

Pursuant to Section 871 of the Internal Revenue Code, the following amounts have been designated as interest-related dividends for nonresident alien shareholders:

Interest-Related Dividends
C&B Large Cap Value Fund	$8,393
Diversified Equity Fund	6,540
Diversified Small Cap Fund	386
Equity Value Fund	2,589
Index Fund	23,028
International Value Fund	5,727

Other Information (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	229

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Funds are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Funds are publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

230	Wells Fargo Advantage Equity Gateway Funds	Other Information (Unaudited)

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds and Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Funds and Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ and Portfolios’ Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust and Wells Fargo Master Trust (the “Trusts”) and Officers of the Trusts. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Funds and Portfolios. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trusts, Wells Fargo Variable Trust, and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	231

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees of the Funds’ and the Portfolios’ and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

232	Wells Fargo Advantage Equity Gateway Funds	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Index Fund, Index Portfolio

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), that each Board of Trustees (each, a “Board” and collectively, the “Boards”) of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trusts’ investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved investment advisory agreements with Wells Fargo Funds Management, LLC (“Funds Management”) for the Index Fund (the “Index Fund”). The Master Trust Board reviewed and re-approved: (i) an investment advisory agreement with Funds Management for the Index Portfolio (the “Index Portfolio”); and (ii) investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Index Portfolio. The Index Fund and the Index Portfolio are, collectively, the “Funds.” The investment advisory agreements with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

The Index Fund is a gateway feeder fund that invest substantially all of its assets in the Index Portfolio, which has a substantially similar investment objective and substantially similar investment strategies to the Index Fund. Information provided to the Boards regarding the Index Fund is also applicable to the Index Portfolio, as relevant.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Boards’ decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Boards did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Boards evaluated information provided to them both in terms of the funds generally and with respect to each Fund specifically as it considered appropriate. Although the Boards considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital

Other Information (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	233

Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Boards in concluding that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and the respective Sub-Adviser.

Fund performance and expenses

The Boards considered the performance results for the Index Fund over various time periods ended December 31, 2010. The Boards also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Index Fund, and in comparison to the Index Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Funds Trust Board noted that the performance of the Index Fund was in range of or higher than the median performance of the Universe for the periods under review.

With respect to the Index Portfolio, the Master Trust Board reviews performance on both an absolute basis and relative to a universe of relevant funds on a quarterly basis. The Master Trust Board also took note of the performance of the Index Portfolio in the context of reviewing the performance of the Index Fund.

The Funds Trust Board received and considered information regarding the Index Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Index Fund. The Funds Trust Board received a description of the methodology used by Lipper to select the mutual funds in the Index Fund’s Expense Group. The Funds Trust Board noted that the net operating expense ratio of the Index Fund was in range of or lower than the Index Fund’s Expense Group’s median net operating expense ratio.

With respect to the Index Portfolio, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below) relative to an Expense Group.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Boards reviewed and considered the contractual investment advisory fee rate that is payable by the Index Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Index Fund’s administration fee rates. The Funds Trust Board took into account the separate administrative and other services covered by the administration fee rate. The Funds Trust Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Funds Trust Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Funds Trust Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Index Fund’s Expense Group median. The Funds Trust Board noted that the Advisory Agreement Rate for the Index Fund was higher than the median rate of the Fund’s Expense Group (except Administrator Class). The Funds Trust Board further noted that the Net Advisory Rate for the Index Fund was in range of the median rate of the Index Fund’s Expense Group.

The Funds Trust Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Funds Trust Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

234	Wells Fargo Advantage Equity Gateway Funds	Other Information (Unaudited)

The Funds Trust Board determined that the Advisory Agreement Rate for the Index Fund, both with and without an administration fee rate and before and after waivers, was acceptable in light of the Index Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided.

The Master Trust Board received and considered information comparing the Advisory Agreement Rate with the median rate of other funds in the Index Portfolio’s Expense Group. The Master Trust Board noted that the Index Portfolio’s Advisory Agreement Rate was lower than the Index Portfolio’s Expense Group median.

The Master Trust Board concluded that the Advisory Agreement Rate was acceptable in light of the Index Portfolio’s Expense Group information and the services covered by the Advisory Agreements.

Both the Funds Trust Board and the Master Trust Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements.

Profitability

The Boards received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. They noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Boards concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Boards did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Boards reviewed the breakpoints in the Index Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Index Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Boards noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Index Fund. However, the Boards acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards’ understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Boards considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Index Fund and receives certain compensation for those services. The Boards noted that the Index Fund pays sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

Other Information (Unaudited)	Wells Fargo Advantage Equity Gateway Funds	235

The Boards also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Boards also considered the markets for distribution of the Index Fund’s shares, including the multiple channels through which the Index Fund’s shares are offered and sold. The Boards noted that the Index Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Boards review detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Index Fund receives throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

236	Wells Fargo Advantage Equity Gateway Funds	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	203485 07-11 AEGLD/AR111 05-11

Annual Report

May 31, 2011

WELLS FARGO ADVANTAGE INCOME FUNDS

■	Wells Fargo Advantage Inflation-Protected Bond Fund

■	Wells Fargo Advantage Total Return Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed are as of May 31, 2011 and are those of Wells Fargo Funds Management, LLC, and the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Income Funds.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $240 billion in assets under management, as of May 31, 2011.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Income Funds	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Fixed-income performance oscillated during the 12-month period but finished strongly, resulting in positive returns from the vast majority of taxable fixed-income asset classes.

Dear Valued Shareholder:

We are pleased to offer you this annual report for the Wells Fargo Advantage Income Funds, which covers the 12-month period that ended May 31, 2011. Fixed-income performance oscillated during the 12-month period but finished strongly, resulting in positive returns from the vast majority of taxable fixed-income asset classes.

The period began with considerable improvement in bond prices during the summer of 2010, which resulted in strong total returns from several taxable bond asset classes, particularly high-yield bonds. However, in late October and carrying on through the close of the year, a rising yield environment resulted in broad fixed-income declines in the final months of 2010. But after modest performance in the opening months of 2011, bond prices once again strongly improved, sparked by a sharp decline in U.S. Treasury yields in April that carried into the close of the 12-month period. Strategies that were broadly diversified across various sectors and credit-quality tiers generally outperformed strategies that were more heavily focused on U.S. Treasuries and the highest-quality fixed-income securities. High-yield bonds continued to be the strongest performing fixed income sector, returning more than 18% for the period (as measured by the Barclays Capital U.S. High Yield Bond Index1).

Lower-rated bonds outperformed U.S. Treasuries and higher-rated bonds.

During the period, the lowest-rated credit-quality sectors continued to perform best, as they have done since the credit crisis of 2008, with the high-yield market returning more than 18% and the CCC-rated2 credit tier (CCC-rated subsector of the Barclays Capital U.S. High Yield Bond Index) returning more than 21% during the 12-month period. High-yield bonds and investment-grade corporate bonds benefited from both continued strengthening of investor confidence during the period and a fortifying economic optimism that began in the final months of 2010 and that continued into 2011. One of the drivers of strong performance in lower-rated corporate bonds and higher-spread structured products, such as commercial mortgage-backed securities (CMBS), was the effect of the low-yield environment from highly accommodative monetary policy. Low interest rates and low Treasury yields continued to create an environment of relatively scarce opportunities for higher-yielding assets, and as such, it appears investors continued to move down the credit-quality tiers to add yield and a bit more risk, because of the relative lack of yield from the highest-rated securities and U.S. Treasuries. Consequently, the lower-rated and higher-spread areas of the fixed-income markets continued to provide some of the best 12-month returns. CMBS spreads continued to tighten significantly, yet they remained higher than

1.	Barclays Capital U.S. High Yield Bond Index is an index consisting of all domestic and yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the fund and not the fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest).Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). We generally define higher-quality bonds as bonds rated BBB/Baa and higher and lower-quality bonds as bonds rated below BBB/Baa.

Letter to Shareholders	Wells Fargo Advantage Income Funds	3

mortgage-backed, asset-backed, and corporate bond spreads during the period—as they have been since 2008. They finished at their closest levels to those asset classes since 2007.

U.S. Treasury yields wavered between strong yield declines and broad shifts higher, with record-setting low yields during the summer of 2010, subsequently unwinding with broad shifts higher in the final months of the year. But U.S. Treasury yields once again declined late in the 12-month period, finishing the month of May 2011 near the multi-decade lows that were set in the summer of 2010. Most fixed-income asset classes generally followed the trends of U.S. Treasuries, as investment-grade securities had their best-performing months when Treasury yields declined and their worst-performing months when Treasury yields shifted higher. Below-investment-grade securities demonstrated similar trends but by comparison appeared relatively impervious to the yield corrections in Treasuries and investment-grade bonds.

The Federal Reserve launched a second round of quantitative easing in November.

In early November 2010 the Federal Reserve (Fed) formally announced the launch of its second quantitative easing program (QE2) since the credit crisis of 2008, seeking to spur lending and economic growth. The program intends to build federal reserves and keep long-term yields relatively low by purchasing another $600 billion in U.S. Treasuries through June 2011. Part of the restraint on the economy is the fact that private lending has recently contracted and has remained constrained during the period. Despite the massive scale of these programs, quantitative easing has thus far not resulted in significant credit expansion, monetary supply expansion, or increased inflation. When those effects begin to take hold, the Fed will likely begin to draw down its reserves by selling U.S. Treasuries back to the market. Before the program was officially announced, U.S. Treasuries rallied through October, driving already-low nominal yields even lower. However, once QE2 commenced in November, U.S. Treasury yields began to rise again, apparently on the conviction that growth may take hold and that inflation may begin to move higher in upcoming quarters. This effect influenced yields to move higher in several fixed-income classes, resulting in some price declines across the fixed-income asset classes.

Growth expectations appeared to strengthen late in the period.

For the first half of the period, growth expectations remained constrained and inflation lingered at some of the lowest levels on record. These conditions helped extend the U.S. Treasury rally in the opening months of the period; however, as growth expectations seemed to improve in November 2010, investors appeared to look toward the next phase of the economic cycle. This economic optimism appeared to fortify in December, as Treasury yields continued to rise, lower-quality assets continued to outperform, and growth expectations notably improved.

Several economic figures demonstrated continued resiliency during the period, particularly manufacturing indexes, which reached some of their highest expansionary points on record. Unemployment showed signs of healing, with the national unemployment figure shifting below 9% for the first time since the recession began. However, housing data continued to disappoint, and energy prices once again surged higher late in the period on heightened political turmoil

4	Wells Fargo Advantage Income Funds	Letter to Shareholders

While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value.

in the Middle East. Thus, the positive economic optimism continued to face some headwinds in the form of higher commodity prices, languishing housing values, and elevated levels of unemployment, creating some volatility in securities markets during the period. While we cannot say definitively what near-term performance will look like, we continue to encourage investors to maintain fully diversified, actively managed portfolios, which may provide better protection from risk and added opportunities to capture relative value. While heightened volatility may be uncomfortable to experience in the short term, it often leads to unique opportunities to add relative value for investors with long-term investment horizons.

Don’t let short-term uncertainty derail long-term investment goals.

While periods of uncertainty can present challenges, experience has taught us that maintaining a long-term investment strategy based on individual goals and risk tolerance can be an effective way to plan for the future. As a whole, Wells Fargo Advantage Funds® represents investments across a broad range of asset classes and investment styles with more than 120 mutual funds, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it may help to reduce them and provide you with one way of managing risk.

In our opinion, diligent and earnest assessment of the fundamental risks in individual fixed-income securities will be a key differentiating factor between which investment strategies perform well and which do not. At Wells Fargo Advantage Funds, we intend to continue measuring relative-value opportunities in the fixed-income markets and across our lineup of Wells Fargo Advantage Income Funds. We believe it is particularly important to have diligent investment analysts in charge of investor assets in changing markets. As evidenced by the performance of fixed-income assets during the recent 12-month period, heightened risks also often accompany such opportunities.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. We are available 24 hours a day, 7 days a week. You may also visit our website at www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

Performance Highlights

Wells Fargo Advantage Income Funds

5

Wells Fargo Advantage Inflation-Protected Bond Fund1

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of income and capital appreciation, while providing protection against inflation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER PORTFOLIO

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Michael J. Bray, CFA

Jay N. Mueller, CFA

FUND INCEPTION

February 28, 2003

PERFORMANCE SUMMARY

12 MONTH TOTAL RETURN AS OF MAY 31, 2011

Class A (Excluding Sales Charge)

7.59%

Barclays Capital U.S. Treasury Inflation-Protected Securities Index[2]

8.40%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs
associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum sales charge is 4.50%. The Adviser has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s
Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses. The Fund’s gross and net expense ratios are 0.99% and 0.85%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

1.
The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.
The Barclays Capital U.S. Treasury Inflation-Protected Securities Index is an index of inflation-indexed linked U.S. Treasury securities. You cannot invest directly in an index.

3.
The chart compares the performance of the Wells Fargo Advantage Inflation-Protected Bond Fund Class A shares for the life of the Fund with the Barclays Capital U.S.
Treasury Inflation-Protected Securities Index. The chart assumes a hypothetical $10,000 investment in Class A shares reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

6

Wells Fargo Advantage Income Funds

Performance Highlights

Wells Fargo Advantage Inflation-Protected Bond Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■

While the Fund modestly underpeformed its benchmark, the Barclays Capital U.S. Treasury Inflation-Protected Securities Index, the Fund benefitted from being essentially fully invested in treasury inflation protected securities (TIPS) , which strongly outperformed traditional nominal treasury instruments.

■

  A rise in inflation led to strong performance for the U.S. TIPS market during the 12-month period that ended May 31, 2011.

■

The return of the Barclays Capital U.S. Treasury Inflation-Protected Securities Index handily exceeded that of the overall investment-grade bond market, as represented by the Barclays Capital U.S. Aggregate Bond
Index[4], which returned 5.84% during the period.

Economic conditions generally improved while housing markets languished.

At the close of the 12-month period, the upswing in the business cycle was about seven quarters old. While inventory effects figured prominently in the initial phase of that upswing, a recovery in final demand became more visible over the last six months of the period. Retail activity strengthened, with an increase in auto sales providing a meaningful boost. Manufacturing output surged in response to both improved domestic demand and reinvigorated export markets. Business capital expenditure also contributed to growth as cash affluent enterprises reinvested the proceeds of a remarkable profit rebound. The housing market, however, showed virtually no improvement, and the depressed level of new construction remained a drag on growth.

Labor market conditions generally improved in
the final months of the period. After negligible growth in nonfarm payrolls during the first three quarters of 2010, the final quarter of the year saw the addition of more than 400,000 net hires. Payrolls expanded by an average of 156,000 per month over the first five months of 2011. The unemployment rate declined from its cyclical high of 10.1% to 9.1%. Other ancillary measures, such as unemployment insurance claims and the employment subindexes of various purchasing manager surveys, indicated a modest strengthening in labor market conditions. Even with the recent gains, significant slack persisted, and in our opinion, at the current pace of job creation, a return to the pre-recession level of total employment will likely take several years.

MATURITY DISTRIBUTION[5] (AS OF MAY 31, 2011)

We experienced a potential inflection point in inflation.

In our view, the mutually reinforcing gains in employment and consumption probably closed the book on a recent chapter of disinflation. Oil prices surged and emerging markets demand generally lifted commodity costs, partly due to the unrest in the Middle East and North Africa. The Consumer Price Index (CPI) rose by more than 3% during the period, driven primarily by a surge in the price of gasoline and, to a lesser extent, by food costs. Core inflation measures also rose, driven in part by a slight upturn in shelter costs. Core CPI, which excludes food and

4.
The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S.
Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

5.
Maturity distribution is subject to change and is calculated based on the total investments of the Fund, excluding cash and cash equivalents.

Performance Highlights

Wells Fargo Advantage Income Funds

7

Wells Fargo Advantage Inflation-Protected Bond Fund (continued)

energy, bottomed at 0.6% in October 2010 and rebounded modestly to 1.3% on a year-over-year basis later in the period. Perhaps most important for TIPS investors, inflation expectations climbed substantially off their lows of late summer 2010.

Easy money persisted.

Despite rising consumption, better employment conditions, and a potential inflection point in inflation, the Federal Reserve (Fed) maintained a highly expansive monetary policy during the period. Short-term interest rates remained near zero. The language of post Federal Open Market Committee (FOMC) meeting statements modulated only slightly in its justification of an easy money stance while largely preserving the existing statements that supported a case for highly accommodative monetary policy by observing high unemployment conditions, depressed housing markets, and relatively stable inflation conditions.

Supporting the Fed’s dovish posture were concerns over the severity of the cyclical damage inflicted in the recent recession. Growth returned, but output was still well below potential. Payrolls are expanding, but the unemployment rate remained quite high. Moreover, the 2008–2009 recession exposed the structural headwinds of a falling labor market participation rate and stagnant earnings.

In addition to domestic concerns, the Fed must be sensitive to the potential economic drag from abroad. The earthquake and resultant tsunami in
Japan caused catastrophic loss of life and property. The initial global capital market reaction was a sharp retreat from risk. While that reflexive flight to safety was fairly short-lived, the disaster will likely also have some enduring global repercussions, such as the disruption of supply chains in a variety of industries.

Inflationary pressures may increase in
upcoming years.

At the close of the period, we expect economic growth to persist at something near the current moderate pace for the rest of
2011. In our view, the labor market will likely continue to strengthen in line with the first-quarter experience, although the improvement in the unemployment rate may not be as marked. Headline inflation will likely remain highly correlated to energy costs. Of more relevance for policymakers, core inflation will probably edge higher, but not dangerously so. In such an environment, we expect the Fed to complete Quantitative Easing Program number two (QE2)—a policy to purchase $600 billion in long-term Treasury securities by mid-2011—as planned and to refrain from overt tightening actions for the balance of 2011. The combination of highly accommodative monetary policy and worrisome levels of deficit spending in the United
States and other major developed economies could spur a resurgence of inflation in coming years. We intend to continue monitoring domestic economic fundamentals, as well as inflation expectations, and will adjust the fund’s holdings accordingly.

8

Wells Fargo Advantage Income Funds

Performance Highlights

Wells Fargo Advantage Inflation-Protected Bond Fund (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2011)

Inception Date

Including Sales Charge

Excluding Sales Charge

Expense Ratios[6]

6 Months*

1 Year

5 Year

Life of Fund

6 Months*

1 Year

5 Year

Life of Fund

Gross

Net[7]

Class A (IPBAX)

2/28/2003

(1.61
)

2.75

4.96

4.26

3.03

7.59

5.94

4.84

0.99%

0.85%

Class B (IPBBX)**

2/28/2003

(2.42
)

2.11

4.86

4.14

2.58

7.11

5.19

4.14

1.74%

1.60%

Class C (IPBCX)

2/28/2003

1.58

6.11

5.20

4.07

2.58

7.11

5.20

4.07

1.74%

1.60%

Administrator Class (IPBIX)

2/28/2003

3.15

8.22

6.27

5.12

0.93%

0.60%

Barclays Capital U.S. Treasury Inflation-Protected Securities Index[2]

3.34

8.40

6.80

5.65

*
Returns for periods of less than one year are not annualized.

**
Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site –
www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the
maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The principal value of and interest payments on inflation-protected debt securities tend to fall with the rate of inflation. The use of derivatives may reduce returns and/or increase volatility.
Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

6.
Reflects the expense ratios as stated in the most recent prospectuses.

7.
The Adviser has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund
Operating Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

Performance Highlights

Wells Fargo Advantage Income Funds

9

Wells Fargo Advantage Total Return Bond Fund1

INVESTMENT OBJECTIVE

The Fund seeks total return, consisting of income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER FOR MASTER PORTFOLIO

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Troy Ludgood

Thomas O’Connor, CFA

FUND INCEPTION

June 30, 1997

PERFORMANCE SUMMARY

12 MONTH TOTAL RETURN AS OF MAY 31, 2011

Class A (Excluding Sales Charge)

6.55%

Barclays Capital U.S. Aggregate Bond Index[2]

5.84%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs
associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum sales charge is 4.50%. The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s
Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses. The Fund’s gross and net expense ratios are 0.86% and 0.83%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

1.
The Fund is a gateway feeder fund that invests all its assets in a single master portfolio of the Wells Fargo Master Trust (the “Master Trust”) with a substantially similar investment objective and substantially similar investment strategies. References to the investment activities of the Fund are intended to refer to the investment activities of the master portfolio in which it invests. See Notes to Financial Statement for a discussion of the Master Trust.

2.
The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S.
Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.
The chart compares the performance of the Wells Fargo Advantage Total Return Bond Fund Class A shares for the most recent ten years with the Barclays Capital
U.S. Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment in Class A reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

10

Wells Fargo Advantage Income Funds

Performance Highlights

Wells Fargo Advantage Total Return Bond Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■

The Fund outperformed its benchmark during the 12-month period that ended May 31, 2011, due to sector overweights in asset-backed securities (ABS), commercial mortgage-backed securities (CMBS), and corporate debt.

■

Relative value trading opportunities across sectors also contributed to strong relative performance.

From the second half of 2010 through March 2011, riskier assets outperformed Treasuries and economic activity steadily improved. The Federal Reserve’s
(Fed) quantitative easing programs poured liquidity into virtually every corner of the global capital markets, benefiting all spread products. The CMBS sector was the star performer of the Barclays Capital U.S. Aggregate Index, as conditions in the commercial real estate lending markets continued to improve and market loss estimates decreased. Mortgages outperformed Treasuries, led by higher coupons, while corporate debts also outperformed, despite bouts of choppiness in the market due to
European sovereign stress.

Treasury yields moved significantly lower during the first half of the period, with longer-dated bonds outperforming.
However, as economic data came in better than expected in the fourth quarter of 2010, Treasury yields reversed some of these gains, rising 20 to 80 basis points (bps) across the curve from the lows set during the summer of 2010. Treasury yields began to fall later in the period with concurrent softening of economic growth. In fact, the period ended with both yield levels and the shape of the yield curve essentially unchanged from the year-ago levels, despite the upward shift midway through the period. With the rally in Treasuries late in the period, spread product sectors underperformed during the final two months.

The Fund’s credit sector overweight contributed to performance as we were generally overweight corporates during the period. The yield on the Barclays Capital U.S. Credit Index4 rallied from
172 bps of spread on May 28, 2011, to 135 bps on May 31, with some volatility during that time. Security selection in the broad noncorporate subsector, particularly the Build America Bonds sector, rallied on scarcity value after the program expired.

In addition, the broad energy sector staged a recovery after the Macondo oil spill was capped and later when the Gulf of Mexico drilling moratorium was lifted. Several telecommunication services issues also contributed to yearly performance, particularly operators outside the United States.

In the CMBS and ABS sectors, we maintained moderate overweights throughout the period, and tightening spreads, security selection, and relative value trading in both sectors contributed to performance.
Detracting from performance was the Fund’s underweight to AAA-rated5 mezzanine and AAA-rated junior tranches in the CMBS market.

In the mortgage-backed securities (MBS)
sector, we began the period at a 2% underweight due to the Fed MBS purchase program, which pushed spreads to fully valued levels. Throughout the period, we found good relative value trades with contributors to performance driven by the Fund’s overweight to seasoned higher-coupon 15- and 30-year pools, hybrid ARMs, and lower-coupon 15-year and 20-year collateral. The Fund’s underweight to Ginnie Mae collateral was a detractor from performance during the period.

4.
A sub-index of the Barclays Capital U.S. Government/Credit Index. The index includes both corporate and non-corporate sectors. The corporate sectors are Industrial,
Utility, and Finance, which include both U.S. and non-U.S. corporations. The non-corporate sectors are Sovereign, Supranational, Foreign Agency, and Foreign Local Government. The index is calculated monthly on price-only and total-return basis. All returns are market value-weighted inclusive of accrued interest. You cannot invest directly in an index.

5.
The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the fund and not the fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-)
sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest).Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest).

Performance Highlights

Wells Fargo Advantage Income Funds

11

Wells Fargo Advantage Total Return Bond Fund (continued)

PORTFOLIO ALLOCATION[6] (AS OF MAY 31, 2011)

Our outlook at the end of the period was based in part on company surveys as well as incoming data that suggested private sector growth in the U.S. and abroad is likely to decelerate during the summer of 2011. Manufacturing new orders appeared to be slowing, and higher commodity prices weighed on U.S. consumer spending. Overall, it seemed the economy could use a new spark for the second half of 2011. Positive factors that could improve the outlook included nascent growth in consumer credit, favorable pass-through effects of recent lower interest rates and commodities, and mending of the global supply chain after Japan-related disruptions.

In addition to a less-certain near-term outlook for the economy, markets were also grappling with a variety of external factors, including sovereign concerns in Europe, budget and debt limit debates in the U.S., and the pending completion of the Fed’s asset purchase program. Rising supply of bond issuances began to weigh on the credit sector, and, in our estimation, valuations for some assets seemed to be on the high side. On the positive side, the late-period rally in Treasuries and pullback in equities suggested that, going forward, some bad news was already priced into the market.

We took several actions to reduce risk in the event that volatility emerges over the course of the summer of 2011. We reduced the overweight to mortgages and pared back some positions in corporate debts and
CMBS. With a neutral portfolio duration and modest overweights to spread sectors such as mortgage, corporate debts, and ABS/CMBS, we continued to focus on security selection as the primary driver of performance. We finished the period poised to take advantage of evolving opportunities as they might occur.

6.
This chart represents the composite of the portfolio allocation of the master portfolio in which the Fund invests and is calculated based on the total investments of the master portfolio. Portfolio holdings are subject to change and may have changed since the date specified. See Portfolio of Investments of the master portfolio which is also included in this report.

12

Wells Fargo Advantage Income Funds

Performance Highlights

Wells Fargo Advantage Total Return Bond Fund (continued)

AVERAGE ANNUAL TOTAL RETURN7 (%) (AS OF MAY 31, 2011)

Inception Date

Including Sales Charge

Excluding Sales Charge

Expense Ratios[8]

6 Months*

1 Year

5 Year

10 Year

6 Months*

1 Year

5 Year

10 Year

Gross

Net[9]

Class A (MBFAX)

10/31/2001

(2.26
)

1.76

6.16

5.58

2.34

6.55

7.14

6.06

0.86%

0.83%

Class B (MBFBX)**

10/31/2001

(3.04
)

0.69

5.95

5.50

1.96

5.69

6.27

5.50

1.61%

1.58%

Class C (MBFCX)

10/31/2001

0.97

4.71

6.26

5.19

1.97

5.71

6.26

5.19

1.61%

1.58%

Class R (WTRRX)

7/9/2010

2.16

6.22

6.84

5.76

1.11%

1.08%

Administrator Class (MNTRX)

6/30/1997

2.36

6.62

7.24

6.16

0.80%

0.70%

Institutional Class (MBFIX)

10/31/2001

2.58

7.00

7.53

6.42

0.53%

0.42%

Investor Class (WTRZX)

4/8/2005

2.27

6.45

7.02

5.92

0.89%

0.86%

Barclays Capital U.S. Aggregate Bond Index[2]

1.91

5.84

6.63

5.82

*
Returns for periods of less than one year are not annualized.

**
Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost.
Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site –
www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the
maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Class R, Administrator Class, Institutional Class and Investor Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk, foreign investment risk and mortgage- and asset-backed securities risk. Consult the Fund’s prospectus for additional information on these and other risks.

7.
Historical performance shown for Class A, Class B, Class C, Class R and Investor Class shares prior to their inception reflects the performance of the Administrator
Class shares, adjusted to reflect the higher expenses applicable to Class A, Class B, Class C, Class R and Investor Class shares. Historical performance shown for the Institutional Class shares prior to their inception reflects the performance of the Administrator Class shares, and includes the higher expenses applicable to the Administrator Class shares. If these expenses had not been included, returns would be higher. Effective June 20, 2008, Class Z was renamed Investor Class and modified to assume the features and attributes of the Investor Class.

8.
Reflects the expense ratios as stated in the most recent prospectuses.

9.
The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating
Expenses After Fee Waiver, excluding certain expenses, at the amount shown above. Without this cap, the Fund’s returns would have been lower.

Fund Expenses

Wells Fargo Advantage Income Funds

13

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges
(loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The
“Actual” line of the table below provides in formation about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During
Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetic al Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Wells Fargo Advantage Inflation-Protected Bond Fund

Beginning Account Value 12-01-2010

Ending Account Value 05-31-2011

Expenses Paid During the Period[1]

Net Annual Expense Ratio

Class A

Actual

$
1,000.00

$
1,030.26

$
4.30

0.85
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.69

$
4.28

0.85
%

Class B

Actual

$
1,000.00

$
1,025.81

$
8.08

1.60
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,016.95

$
8.05

1.60
%

Class C

Actual

$
1,000.00

$
1,025.80

$
8.08

1.60
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,016.95

$
8.05

1.60
%

Administrator Class

Actual

$
1,000.00

$
1,031.46

$
3.04

0.60
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,021.94

$
3.02

0.60
%

Wells Fargo Advantage Total Return Bond Fund

Class A

Actual

$
1,000.00

$
1,023.42

$
4.19

0.83
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.79

$
4.18

0.83
%

Class B

Actual

$
1,000.00

$
1,019.63

$
7.96

1.58
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,017.05

$
7.95

1.58
%

14

Wells Fargo Advantage Income Funds

Fund Expenses

Wells Fargo Advantage Total Return Bond Fund

Beginning Account Value 12-01-2010

Ending Account Value 05-31-2011

Expenses Paid During the Period[1]

Net Annual Expense Ratio

Class C

Actual

$
1,000.00

$
1,019.69

$
7.96

1.58
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,017.05

$
7.95

1.58
%

Class R

Actual

$
1,000.00

$
1,021.65

$
5.44

1.08
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,019.55

$
5.44

1.08
%

Administrator Class

Actual

$
1,000.00

$
1,023.55

$
3.53

0.70
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,021.44

$
3.53

0.70
%

Institutional Class

Actual

$
1,000.00

$
1,025.78

$
2.12

0.42
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,022.84

$
2.12

0.42
%

Investor Class

Actual

$
1,000.00

$
1,022.74

$
4.34

0.86
%

Hypothetical (5% return before expenses)

$
1,000.00

$
1,020.64

$
4.33

0.86
%

1.
Expenses paid is equal to each class’ annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—May 31, 2011

Wells Fargo Advantage Income Funds

15

INFLATION-PROTECTED BOND FUND

Security Name

Shares

Value

Investments in Affiliated Master Portfolio: 100.39%

Wells Fargo Advantage Inflation-Protected Bond Portfolio

NA

$
81,970,513

Total Investments in Affiliated Master Portfolio (Cost $77,550,068)

81,970,513

Total Investments in Securities

(Cost $77,550,068)*

100.39
%

81,970,513

Other Assets and Liabilities, Net

(0.39
)

(318,975
)

Total Net Assets

100.00
%

$
81,651,538

*
Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

16

Wells Fargo Advantage Income Funds

Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND FUND

Security Name

Shares

Value

Investment in Affiliated Master Portfolio: 100.07%

Wells Fargo Advantage Total Return Bond Portfolio

NA

$
2,931,024,725

Total Investments in Affiliated Master Portfolio (Cost $2,877,940,657)

2,931,024,725

Total Investments in Securities

(Cost $2,877,940,657)*

100.07
%

2,931,024,725

Other Assets and Liabilities, Net

(0.07
)

(2,137,535
)

Total Net Assets

100.00
%

$
2,928,887,190

*
Cost for federal income tax purposes is substantially the same as for financial reporting purposes.

The accompanying notes are an integral part of these financial statements.

This page is
intentionally left blank.

18

Wells Fargo Advantage Income Funds

Statements of Assets and Liabilities—May 31, 2011

Inflation-Protected Bond Fund

Total Return Bond Fund

Assets

Investments in affiliated Master Portfolio, at value

$
81,970,513

$
2,931,024,725

Receivable for Fund shares sold

290,115

2,277,922

Receivable from administrator

26,505

143,904

Prepaid expenses and other assets

20,917

166,887

Total assets

82,308,050

2,933,613,438

Liabilities

Dividends payable

35,727

852,753

Payable for Fund shares redeemed

569,355

2,455,203

Distribution fees payable

9,939

86,208

Due to other related parties

12,247

377,883

Shareholder servicing fees payable

16,769

340,015

Accrued expenses and other liabilities

12,475

614,186

Total liabilities

656,512

4,726,248

Total net assets

$
81,651,538

$
2,928,887,190

NET ASSETS CONSIST OF

Paid-in capital

$
78,566,282

$
2,971,092,697

Undistributed (overdistributed) net investment income

893,619

(1,092,393
)

Accumulated net realized losses on investments

(2,228,808
)

(94,197,182
)

Net unrealized gains on investments

4,420,445

53,084,068

Total net assets

$
81,651,538

$
2,928,887,190

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]

Net assets – Class A

$
30,580,921

$
346,739,635

Shares outstanding – Class A

2,822,351

26,571,924

Net asset value per share – Class A

$
10.84

$
13.05

  Maximum offering price per share – Class
A2

$
11.35

$
13.66

Net assets – Class B

$
1,570,082

$
18,761,728

Shares outstanding – Class B

145,867

1,441,720

Net asset value per share – Class B

$
10.76

$
13.01

Net assets – Class C

$
14,073,715

$
111,139,514

Shares outstanding – Class C

1,306,181

8,592,959

Net asset value per share – Class C

$
10.77

$
12.93

Net assets – Class R

NA

$
14,596,370

Shares outstanding – Class R

NA

1,143,699

Net asset value per share – Class R

NA

$
12.76

Net assets – Administrator Class

$
35,426,820

$
1,073,114,692

Shares outstanding – Administrator Class

3,254,437

84,084,751

Net asset value per share – Administrator Class

$
10.89

$
12.76

Net assets – Institutional Class

NA

$
1,325,961,802

Shares outstanding – Institutional Class

NA

104,035,937

Net asset value per share – Institutional Class

NA

$
12.75

Net assets – Investor Class

NA

$
38,573,449

Shares outstanding – Investor Class

NA

3,022,451

Net asset value per share – Investor Class

NA

$
12.76

Investments in affiliated Master Portfolio, at cost

$
77,550,068

$
2,877,940,657

1.
Each Fund has an unlimited number of authorized shares.

2.
Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Year Ended May 31, 2011

Wells Fargo Advantage Income Funds

19

Inflation-Protected Bond Fund

Total Return Bond Fund

Investment income

Interest allocated from affiliated Master Portfolio*

$
2,919,302

$
90,282,653

Expenses allocated from affiliated Master Portfolio

(333,635
)

(10,379,994
)

Waivers allocated from affiliated Master Portfolio

4,452

667,165

Total investment income

2,590,119

80,569,824

Expenses

Administration fees

Fund level

38,067

1,388,688

Class A

46,501

540,969

Class B

3,621

40,697

Class C

21,399

175,284

Class R

NA

21,701
[1]

Administrator Class

32,071

1,092,903

Institutional Class

NA

928,805

Investor Class

NA

77,639

Shareholder servicing fees

Class A

71,596

835,386

Class B

5,560

63,341

Class C

33,000

272,729

Class R

NA

34,015
[1]

Administrator Class

79,964

2,731,486

Investor Class

NA

99,035

Distribution fees

Class B

16,678

190,022

Class C

98,998

818,186

Class R

NA

34,019
[1]

Custody and accounting fees

3,432

116,788

Professional fees

22,428

19,582

Registration fees

46,676

122,999

Shareholder report expenses

22,875

365,688

Trustees’ fees and expenses

12,112

11,841

Other fees and expenses

5,788

26,273

Total expenses

560,766

10,008,076

Less: Fee waivers and/or expense reimbursements

(207,578
)

(1,760,686
)

Net expenses

353,188

8,247,390

Net investment income

2,236,931

72,322,434

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on securities transaction allocated from affiliated Master Portfolio

2,308,269

101,072,872

  Net change in unrealized gains (losses) on securities transactions allocated from affiliated Master
Portfolio

1,075,308

440,675

Net realized and unrealized gains (losses) on investments

3,383,577

101,513,547

Net increase in net assets resulting from operations

$
5,620,508

$
173,835,981

* Net of foreign withholding taxes allocated from affiliated Master Portfolio of

$0

$41,179

1.
Class commenced operations on July 9, 2010.

The accompanying notes are an integral part of these financial statements.

20

Wells Fargo Advantage Income Funds

Statements of Changes in Net Assets

Inflation-Protected Bond Fund

  Year Ended
May 31, 2011

  Year Ended
May 31, 2010

Operations

Net investment income

$
2,236,931

$
2,421,186

Net realized gains on investments

2,308,269

606,086

Net change in unrealized gains (losses) on investments

1,075,308

3,468,211

Net increase in net assets resulting from operations

5,620,508

6,495,483

Distributions to shareholders from

Net investment income

Class A

(593,727
)

(887,404
)

Class B

(29,547
)

(92,294
)

Class C

(206,694
)

(251,710
)

Administrator Class

(769,687
)

(864,713
)

Total distributions to shareholders

(1,599,655
)

(2,096,121
)

Shares

Shares

Capital share transactions

Proceeds from shares sold

Class A

906,263

9,667,417

1,192,447

11,960,789

Class B

45,327

478,612

22,926

231,414

Class C

376,176

3,953,103

372,842

3,726,872

Administrator Class

1,328,686

14,107,720

2,170,225

21,652,686

28,206,852

37,571,761

Reinvestment of distributions

Class A

48,635

518,389

69,098

707,224

Class B

1,930

20,399

7,134

72,473

Class C

13,003

138,172

15,426

156,927

Administrator Class

62,335

668,439

61,731

631,743

1,345,399

1,568,367

Payment for shares redeemed

Class A

(1,056,247
)

(11,157,237
)

(1,598,930
)

(16,222,335
)

Class B

(189,799
)

(1,990,792
)

(282,884
)

(2,828,615
)

Class C

(298,461
)

(3,129,466
)

(226,365
)

(2,269,847
)

Administrator Class

(902,058
)

(9,560,221
)

(2,279,900
)

(23,049,014
)

(25,837,716
)

(44,369,811
)

Net increase (decrease) in net assets resulting from capital share transactions

3,714,535

(5,229,683
)

Total increase (decrease) in net assets

7,735,388

(830,321
)

Net assets

Beginning of period

73,916,150

74,746,471

End of period

$
81,651,538

$
73,916,150

Undistributed net investment income

$
893,619

$
223,947

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

Wells Fargo Advantage Income Funds

21

Total Return Bond Fund

  Year Ended
May 31, 2011

  Year Ended
May 31, 2010

Operations

Net investment income

$
72,322,434

$
78,923,017

Net realized gains on investments

101,072,872

107,657,970

Net change in unrealized gains (losses) on investments

440,675

33,053,249

Net increase in net assets resulting from operations

173,835,981

219,634,236

Distributions to shareholders from

Net investment income

Class A

(8,382,758
)

(18,354,780
)

Class B

(436,607
)

(256,808
)

Class C

(1,894,562
)

(677,007
)

Class R

(305,910
)[1]

NA

Administrator Class

(28,892,308
)

(35,469,998
)

Institutional Class

(34,020,757
)

(29,242,834
)

Investor Class

(992,964
)

(1,032,725
)

Net realized gains

Class A

(14,435,352
)

(5,573,320
)

Class B

(947,554
)

(82,164
)

Class C

(4,103,708
)

(253,121
)

Class R

(419,995
)[1]

NA

Administrator Class

(59,273,724
)

(9,621,216
)

Institutional Class

(57,012,503
)

(6,102,664
)

Investor Class

(2,197,660
)

(303,085
)

Total distributions to shareholders

(213,316,362
)

(106,969,722
)

Shares

Shares

Capital share transactions

Proceeds from shares sold

Class A

10,341,822

134,910,999

53,799,168

698,389,517

Class B

126,807

1,671,341

35,656

462,648

Class C

2,362,149

30,528,703

1,729,084

22,283,468

Class R

504,899
[1]

6,443,252
[1]

NA

NA

Administrator Class

30,301,607

389,532,674

39,590,571

504,899,542

Institutional Class

40,230,588

510,568,235

44,314,555

564,336,824

Investor Class

1,697,750

21,826,496

2,032,404

25,831,083

1,095,481,700

1,816,203,082

Reinvestment of distributions

Class A

1,499,280

19,367,214

1,754,931

22,847,204

Class B

93,742

1,202,906

23,671

307,507

Class C

243,134

3,106,857

56,088

726,459

Class R

18,420
[1]

231,600
[1]

NA

NA

Administrator Class

6,670,373

84,440,942

3,224,272

41,195,504

Institutional Class

6,047,424

76,497,553

2,212,866

28,280,157

Investor Class

244,523

3,096,481

101,496

1,297,721

187,943,553

94,654,552

Payment for shares redeemed

Class A

(12,073,861
)

(157,179,999
)

(60,743,971
)

(800,201,332
)

Class B

(1,414,987
)

(18,316,446
)

(295,570
)

(3,820,564
)

Class C

(3,581,786
)

(46,196,586
)

(303,622
)

(3,937,142
)

Class R

(585,172
)[1]

(7,446,523
)[1]

NA

NA

Administrator Class

(36,209,466
)

(459,477,858
)

(31,885,332
)

(407,263,416
)

Institutional Class

(27,656,638
)

(353,278,167
)

(18,525,853
)

(235,628,815
)

Investor Class

(1,722,986
)

(21,851,616
)

(794,141
)

(10,128,841
)

(1,063,747,195
)

(1,460,980,110
)

Please see footnote on page 22.

The accompanying notes are an integral part of these financial statements.

22

Wells Fargo Advantage Income Funds

Statements of Changes in Net Assets

Total Return Bond Fund

  Year Ended
May 31, 2011

  Year Ended
May 31, 2010

Shares

Shares

Capital share transactions (continued)

Net asset value of shares issued in acquisition

Class A

13,047,796

$
170,387,854

0

$
0

Class B

2,067,719

26,930,575

0

0

Class C

7,092,069

91,814,112

0

0

Class R

1,205,552

15,406,237

NA

NA

Administrator Class

6,018,529

76,912,917

0

0

Institutional Class

8,234,189

105,089,250

0

0

486,540,945

0

Net increase in net assets resulting from capital share transactions

706,219,003

449,877,524

Total increase in net assets

666,738,622

562,542,038

Net assets

Beginning of period

2,262,148,568

1,699,606,530

End of period

$
2,928,887,190

$
2,262,148,568

Overdistributed net investment income

$
(1,092,393
)

$
(211,143
)

1.
Class commenced operations on July 9, 2010.

The accompanying notes are an integral part of these financial statements.

This page is
intentionally left blank.

24

Wells Fargo Advantage Income Funds

Financial Highlights

Beginning Net Asset Value Per Share

Net Investment Income

Net Realized and Unrealized Gains (Losses) on Investments

  Distributions
from Net Investment Income

Inflation-Protected Bond Fund

Class A

June 1, 2010 to May 31, 2011

$
10.29

0.31

0.47

(0.23
)

June 1, 2009 to May 31, 2010

$
9.76

0.31
[4]

0.49

(0.27
)

June 1, 2008 to May 31, 2009

$
10.22

0.07

(0.25
)

(0.19
)

June 1, 2007 to May 31, 2008

$
9.62

0.54

0.62

(0.56
)

June 1, 2006 to May 31, 2007

$
9.60

0.40

(0.04
)

(0.34
)

Class B

June 1, 2010 to May 31, 2011

$
10.20

0.19
[4]

0.53

(0.16
)

June 1, 2009 to May 31, 2010

$
9.71

0.24
[4]

0.47

(0.22
)

June 1, 2008 to May 31, 2009

$
10.20

0.03

(0.29
)

(0.14
)

June 1, 2007 to May 31, 2008

$
9.60

0.48

0.61

(0.49
)

June 1, 2006 to May 31, 2007

$
9.58

0.34

(0.06
)

(0.26
)

Class C

June 1, 2010 to May 31, 2011

$
10.21

0.24
[4]

0.48

(0.16
)

June 1, 2009 to May 31, 2010

$
9.72

0.23
[4]

0.48

(0.22
)

June 1, 2008 to May 31, 2009

$
10.20

0.01

(0.26
)

(0.14
)

June 1, 2007 to May 31, 2008

$
9.61

0.45

0.63

(0.49
)

June 1, 2006 to May 31, 2007

$
9.58

0.35

(0.06
)

(0.26
)

Administrator Class

June 1, 2010 to May 31, 2011

$
10.30

0.33

0.51

(0.25
)

June 1, 2009 to May 31, 2010

$
9.75

0.33
[4]

0.49

(0.27
)

June 1, 2008 to May 31, 2009

$
10.21

0.12

(0.28
)

(0.21
)

June 1, 2007 to May 31, 2008

$
9.60

0.59

0.61

(0.59
)

June 1, 2006 to May 31, 2007

$
9.58

0.44

(0.06
)

(0.36
)

Total Return Bond Fund

Class A

June 1, 2010 to May 31, 2011

$
13.25

0.31

0.52

(0.33
)

June 1, 2009 to May 31, 2010

$
12.52

0.36

0.96

(0.47
)

June 1, 2008 to May 31, 2009

$
12.37

0.56

0.17

(0.58
)

June 1, 2007 to May 31, 2008

$
12.20

0.56

0.18

(0.57
)

June 1, 2006 to May 31, 2007

$
12.02

0.56

0.18

(0.56
)

Class B

June 1, 2010 to May 31, 2011

$
13.22

0.20

0.52

(0.23
)

June 1, 2009 to May 31, 2010

$
12.53

0.34

0.84

(0.37
)

June 1, 2008 to May 31, 2009

$
12.38

0.45

0.19

(0.49
)

June 1, 2007 to May 31, 2008

$
12.21

0.48

0.17

(0.48
)

June 1, 2006 to May 31, 2007

$
12.03

0.46

0.18

(0.46
)

Class C

June 1, 2010 to May 31, 2011

$
13.14

0.22

0.50

(0.23
)

June 1, 2009 to May 31, 2010

$
12.46

0.34

0.83

(0.37
)

June 1, 2008 to May 31, 2009

$
12.31

0.46

0.18

(0.49
)

June 1, 2007 to May 31, 2008

$
12.14

0.47

0.17

(0.47
)

June 1, 2006 to May 31, 2007

$
11.96

0.46

0.18

(0.46
)

Class R

July 9, 2010[5] to May 31, 2011

$
12.78

0.25

0.33

(0.25
)

Administrator Class

June 1, 2010 to May 31, 2011

$
12.98

0.33

0.49

(0.34
)

June 1, 2009 to May 31, 2010

$
12.31

0.44

0.83

(0.48
)

June 1, 2008 to May 31, 2009

$
12.16

0.56

0.18

(0.59
)

June 1, 2007 to May 31, 2008

$
11.99

0.57

0.18

(0.58
)

June 1, 2006 to May 31, 2007

$
11.81

0.57

0.18

(0.57
)

Please see footnotes on page 26.

Financial Highlights

Wells Fargo Advantage Income Funds

25

Distributions from Net Realized Gains

  Distributions from Tax
Basis Return of Capital

Ending Net Asset Value Per Share

Ratio to Average Net Assets (Annualized)

Total Return[1]

Portfolio Turnover Rate[2]

Net Assets at End of Period (000’s omitted)

Net Investment Income

Gross Expenses[3]

Net Expenses[3]

0.00

0.00

$
10.84

2.90
%

1.04
%

0.85
%

7.59
%

19
%

$
30,581

0.00

0.00

$
10.29

3.09
%

0.98
%

0.85
%

8.23
%

31
%

$
30,086

0.00

(0.09
)

$
9.76

0.66
%

0.95
%

0.83
%

(1.68
)%

53
%

$
31,826

0.00

0.00

$
10.22

5.52
%

1.23
%

0.85
%

12.34
%

40
%

$
24,982

0.00

0.00

$
9.62

3.89
%

1.05
%

0.85
%

3.74
%

37
%

$
21,115

0.00

0.00

$
10.76

1.83
%

1.79
%

1.60
%

7.11
%

19
%

$
1,570

0.00

0.00

$
10.20

2.41
%

1.75
%

1.60
%

7.38
%

31
%

$
2,942

0.00

(0.09
)

$
9.71

0.42
%

1.72
%

1.59
%

(2.51
)%

53
%

$
5,255

0.00

0.00

$
10.20

4.61
%

1.98
%

1.60
%

11.53
%

40
%

$
7,365

0.00

0.00

$
9.60

3.27
%

1.80
%

1.60
%

2.97
%

37
%

$
7,321

0.00

0.00

$
10.77

2.27
%

1.79
%

1.60
%

7.11
%

19
%

$
14,074

0.00

0.00

$
10.21

2.32
%

1.75
%

1.60
%

7.36
%

31
%

$
12,412

0.00

(0.09
)

$
9.72

0.18
%

1.69
%

1.59
%

(2.41
)%

53
%

$
10,237

0.00

0.00

$
10.20

4.78
%

1.98
%

1.60
%

11.41
%

40
%

$
9,913

0.00

0.00

$
9.61

3.27
%

1.80
%

1.60
%

3.08
%

37
%

$
7,202

0.00

0.00

$
10.89

3.32
%

0.98
%

0.60
%

8.22
%

19
%

$
35,427

0.00

0.00

$
10.30

3.26
%

0.92
%

0.60
%

8.49
%

31
%

$
28,476

0.00

(0.09
)

$
9.75

0.70
%

0.88
%

0.60
%

(1.53
)%

53
%

$
27,428

0.00

0.00

$
10.21

5.43
%

1.06
%

0.60
%

12.74
%

40
%

$
14,926

0.00

0.00

$
9.60

3.76
%

0.87
%

0.60
%

3.99
%

37
%

$
16,527

(0.70
)

0.00

$
13.05

2.42
%

0.83
%

0.83
%

6.55
%

761
%

$
346,740

(0.12
)

0.00

$
13.25

3.21
%

0.84
%

0.84
%

10.71
%

638
%

$
182,316

0.00

0.00

$
12.52

4.30
%

0.89
%

0.85
%

6.16
%

633
%

$
237,191

0.00

0.00

$
12.37

4.49
%

0.99
%

0.90
%

6.15
%

572
%

$
65,825

0.00

0.00

$
12.20

4.51
%

0.99
%

0.90
%

6.20
%

665
%

$
62,004

(0.70
)

0.00

$
13.01

1.66
%

1.58
%

1.58
%

5.69
%

761
%

$
18,762

(0.12
)

0.00

$
13.22

2.65
%

1.59
%

1.59
%

9.56
%

638
%

$
7,514

0.00

0.00

$
12.53

3.77
%

1.65
%

1.60
%

5.38
%

633
%

$
10,082

0.00

0.00

$
12.38

3.69
%

1.75
%

1.65
%

5.36
%

572
%

$
13,248

0.00

0.00

$
12.21

3.77
%

1.74
%

1.65
%

5.41
%

665
%

$
16,827

(0.70
)

0.00

$
12.93

1.67
%

1.58
%

1.58
%

5.71
%

761
%

$
111,140

(0.12
)

0.00

$
13.14

2.45
%

1.59
%

1.59
%

9.50
%

638
%

$
32,556

0.00

0.00

$
12.46

3.67
%

1.64
%

1.60
%

5.38
%

633
%

$
12,410

0.00

0.00

$
12.31

3.78
%

1.74
%

1.65
%

5.37
%

572
%

$
5,632

0.00

0.00

$
12.14

3.77
%

1.74
%

1.65
%

5.42
%

665
%

$
6,313

(0.35
)

0.00

$
12.76

2.18
%

1.08
%

1.08
%

4.73
%

761
%

$
14,596

(0.70
)

0.00

$
12.76

2.54
%

0.77
%

0.70
%

6.62
%

761
%

$
1,073,115

(0.12
)

0.00

$
12.98

3.44
%

0.76
%

0.70
%

10.48
%

638
%

$
1,003,134

0.00

0.00

$
12.31

4.65
%

0.82
%

0.70
%

6.35
%

633
%

$
816,927

0.00

0.00

$
12.16

4.72
%

0.82
%

0.70
%

6.38
%

572
%

$
865,453

0.00

0.00

$
11.99

4.71
%

0.81
%

0.70
%

6.44
%

665
%

$
925,385

26

Wells Fargo Advantage Income Funds

Financial Highlights

Beginning Net Asset Value Per Share

Net Investment Income

Net Realized and Unrealized Gains (Losses) on Investments

  Distributions
from Net Investment Income

Total Return Bond Fund (continued)

Institutional Class

June 1, 2010 to May 31, 2011

$
12.96

0.36

0.50

(0.37
)

June 1, 2009 to May 31, 2010

$
12.30

0.50

0.79

(0.51
)

June 1, 2008 to May 31, 2009

$
12.15

0.59

0.18

(0.62
)

June 1, 2007 to May 31, 2008

$
11.98

0.61

0.18

(0.62
)

June 1, 2006 to May 31, 2007

$
11.81

0.59

0.18

(0.60
)

Investor Class

June 1, 2010 to May 31, 2011

$
12.98

0.30

0.50

(0.32
)

June 1, 2009 to May 31, 2010

$
12.30

0.45

0.80

(0.45
)

June 1, 2008 to May 31, 2009[6]

$
12.15

0.55

0.17

(0.57
)

June 1, 2007 to May 31, 2008[6]

$
11.99

0.55

0.16

(0.55
)

June 1, 2006 to May 31, 2007[6]

$
11.81

0.54

0.18

(0.54
)

1.	Total return calculations do not include any sales charges. Returns for periods of less than one year are not annualized.

2.	Portfolio turnover rate is calculated by aggregating the results of multiplying the Fund’s investment percentage in the respective Master Portfolio by the corresponding Master Portfolio’s portfolio turnover rate.

3.	Includes expenses allocated from the Master Portfolio in which the Fund invests.

4.	Calculated based upon average shares outstanding.

5.	Commencement of class operations.

6.	Effective June 20, 2008, Class Z was renamed Investor Class.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Funds	27

Distributions from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets (Annualized)			Total Return[1]	Portfolio Turnover Rate[2]	Net Assets at End of Period (000’s omitted)
		Net Investment Income	Gross Expenses[3]	Net Expenses[3]

(0.70)	$12.75	2.84%	0.50%	0.42%	7.00%	761%	$1,325,962
(0.12)	$12.96	3.68%	0.49%	0.42%	10.70%	638%	$1,000,253
0.00	$12.30	4.91%	0.55%	0.42%	6.65%	633%	$604,992
0.00	$12.15	4.97%	0.55%	0.42%	6.68%	572%	$493,165
0.00	$11.98	5.00%	0.54%	0.42%	6.65%	665%	$459,619

(0.70)	$12.76	2.38%	0.87%	0.86%	6.45%	761%	$38,573
(0.12)	$12.98	3.47%	0.89%	0.89%	10.36%	638%	$36,375
0.00	$12.30	4.36%	0.95%	0.90%	6.15%	633%	$18,005
0.00	$12.15	4.29%	1.15%	0.95%	6.04%	572%	$3,254
0.00	$11.99	4.44%	1.15%	0.95%	6.17%	665%	$4,289

28	Wells Fargo Advantage Income Funds	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Inflation-Protected Bond Fund (“Inflation-Protected Bond Fund”) and Wells Fargo Advantage Total Return Bond Fund (“Total Return Bond Fund”), (each, a “Fund”, collectively, the “Funds”). Each Fund is a diversified series of the Trust.

Each Fund seeks to achieve its investment objective by investing 100% of all its investable assets in a separate diversified portfolio (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities and a Fund investing in a Master Portfolio acquires an indirect interest in those securities. Each Fund accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements for the year ended May 31, 2011 for the Master Portfolios in which the Funds invest in are included in this report and should be read in conjunction with each Fund’s financial statements. As of May 31, 2011, Inflation-Protected Bond Fund owned 78% of Wells Fargo Advantage Inflation-Protected Bond Portfolio and Total Return Bond Fund owned 89% of Wells Fargo Advantage Total Return Bond Portfolio.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in the Master Portfolios are valued daily based on each Fund’s proportionate share of each Master Portfolio’s net assets, which are also valued daily. Securities held in the Master Portfolios are valued as discussed in the Notes to Financial Statements of the Master Portfolios, which are included elsewhere in this report.

The valuation techniques used by the Funds to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis in each Master Portfolio. Realized gains or losses in each Master Portfolio are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method by each Master Portfolio. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Interest income from foreign securities in each Master Portfolio is recorded net of foreign taxes withheld where recovery of such taxes is not assured.

Each Fund records daily its proportionate share of each Master Portfolio’s interest income and realized and unrealized gains or losses.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Notes to Financial Statements	Wells Fargo Advantage Income Funds	29

The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At May 31, 2011, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Undistributed (Overdistributed) Net Investment Income	Accumulated Net Realized Losses on Investments	Paid-in Capital
Inflation-Protected Bond Fund	$32,396	$(32,396)	$0
Total Return Bond Fund	1,924,133	725,466,050	(727,390,183)

Federal and other taxes

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

Each Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At May 31, 2011, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Expiration
	2013	2014	2015	2016	2017	2018
Inflation-Protected Bond Fund	$0	$0	$441,998	$1,003,933	$605,645	$54,891
Total Return Bond Fund	2,769,910	22,611,458	865,080	61,281,963	17,505,682	0

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Funds will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by each Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of a Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

30	Wells Fargo Advantage Income Funds	Notes to Financial Statements

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At May 31, 2011, each Fund’s investments in the Master Portfolio carried at fair value were designated as Level 2 inputs.

Further details on the major security types can be found in the Portfolio of Investments of each Master Portfolio which is included elsewhere in this report.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Funds.

Since each Fund invests all of its assets in a single Master Portfolio, Funds Management does not currently receive an advisory fee. Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of each Fund increase and a class level administration fee which is calculated based on the average daily net assets of each Fund as follows:

	Class Level Administration Fee
Class A, Class B, Class C and Class R	0.16	%*
Administrator Class	0.10
Institutional Class	0.08
Investor Class	0.19	**

*	Prior to July 12, 2010, the class-level administration fee for Class A, Class B and Class C was 0.18%.
**	Prior to July 12, 2010, the class level administration fee for Investor Class was 0.23%.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Notes to Financial Statements	Wells Fargo Advantage Income Funds	31

Distribution fees

The Trust has adopted a Distribution Plan for Class B, Class C and Class R shares of the applicable Funds pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B, Class C and Class R shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Fund, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares and 0.25% of the average daily net assets for Class R shares.

For the year ended May 31, 2011, Wells Fargo Funds Distributor, LLC received the following amounts in front-end sales charges and contingent deferred sales charges.

	Front-end sales charges Class A	Contingent deferred sales charges
		Class B	Class C
Inflation-Protected Bond Fund	$6,277	$2,258	$2,137
Total Return Bond Fund	30,935	16,906	8,105

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby Class A, Class B, Class C, Class R, Administrator Class and Investor Class of each applicable Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the year ended May 31, 2011 were as follows:

	Purchases at Cost*		Sales Proceeds*
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Inflation-Protected Bond Fund	$16,121,774	$0	$47,418,130	$0
Total Return Bond Fund	28,868,109,839	3,843,746,951	28,179,654,843	3,737,586,036

*	Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Fund’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

6. ACQUISITIONS

After the close of business on July 9, 2010, Total Return Bond Fund acquired the net assets of Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Wells Fargo Advantage Diversified Bond Fund. The purpose of the transactions was to combine four funds with similar investment objectives and strategies. The acquisitions were accomplished by a tax-free exchange of all of the shares Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Wells Fargo Advantage Diversified Bond Fund. Shareholders holding Class A, Class B, Class C and Class IS shares of Evergreen Core Bond Fund and Evergreen Short Intermediate Bond Fund received Class A, Class B, Class C and Class A shares, respectively, of Total Return Bond Fund in the reorganizations. Class I shares of Evergreen Core Bond Fund received Institutional Class shares of Total Return Bond Fund. Class I shares of Evergreen Short Intermediate Fund received Administrator Class shares of Total Return Bond Fund. Class R shares of Evergreen Core Bond Fund received Class R shares of Total Return Bond Fund. Administrator Class shares of Wells Fargo Advantage Diversified Bond Fund received Administrator Class shares of Total Return Bond Fund. The investment portfolio of Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Wells Fargo Advantage Diversified Bond Fund with fair values of $385,722,272, $69,143,674 and $49,990,379, respectively, and identified costs of $379,040,820, $66,839,030 and $49,173,490, respectively, at July 9, 2010, were the principal assets acquired by Total Return Bond Fund. For financial reporting purposes, assets received and shares issued by Total Return Bond Fund were recorded at fair value; however, the cost basis of the investments received from Evergreen Core Bond Fund, Evergreen Short Intermediate Bond Fund and Wells Fargo Advantage Diversified Bond Fund were carried forward to align ongoing reporting of Total Return Bond

32	Wells Fargo Advantage Income Funds	Notes to Financial Statements

Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes. The value of net assets acquired, unrealized gains acquired, exchange ratio and number of shares issued were as follows:

Acquired Fund	Value of Net Assets Acquired	Unrealized Gains	Exchange Ratio	Number of Shares Issued
Evergreen Core Bond Fund	$369,931,887	$6,681,452	0.62	11,216,362	Class A1
			0.62	1,854,005	Class B
			0.62	6,088,154	Class C
			0.63	1,205,552	Class R
			0.63	8,234,189	Institutional Class
Evergreen Short Intermediate Bond Fund	66,618,788	2,304,644	0.39	1,831,434	Class A2
			0.39	213,714	Class B
			0.39	1,003,915	Class C
			0.40	2,106,738	Administrator Class
Wells Fargo Advantage Diversified Bond Fund	49,990,270	816,889	1.91	3,911,791	Administrator Class

1.	Amount includes 777,412 shares issued for Class IS at an exchange ratio of 0.62.
2.	Amount includes 1,456,265 shares issued for Class IS at an exchange ratio of 0.39.

The aggregate net assets of the Total Return Bond Fund immediately before and after the acquisitions were $2,255,060,151 and $2,741,601,096, respectively.

Assuming the acquisitions had been completed June 1, 2010, the beginning of the annual reporting period for Total Return Bond Fund, the pro forma results of operations for the year ended May 31, 2011 would have been:

Net investment income	$64,384,009
Net realized and unrealized gains (losses) on investments	$98,338,043
Net increase in net assets resulting from operations	$162,722,052

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of Total Return Bond Fund, Evergreen Core Bond Fund and Evergreen Short Intermediate Bond Fund and Wells Fargo Advantage Diversified Bond Fund that have been included in Total Return Bond Fund’s Statement of Operations since July 12, 2010.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Funds are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Funds pay an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the annual commitment fee paid by the Funds was 0.15% of the unused balance.

For the year ended May 31, 2011, there were no borrowings by the Funds under the agreement.

Notes to Financial Statements	Wells Fargo Advantage Income Funds	33

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended May 31, 2011 and May 31, 2010 were as follows:

	Ordinary Income		Long-Term Capital Gain
	2011	2010	2011	2010
Inflation-Protected Bond Fund	$1,599,655	$2,096,121	$0	$0
Total Return Bond Fund	184,481,517	106,969,722	28,834,845	0

As of May 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Gains (Losses)	Capital Loss Carryforward
Inflation-Protected Bond Fund	$929,339	$0	$4,298,111	$(2,106,467)
Total Return Bond Fund	5,852,249	9,285,568	48,040,057	(105,034,093)

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of May 31, 2011, management of the Funds is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

34	Wells Fargo Advantage Income Funds	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Inflation-Protected Bond Fund and the Wells Fargo Advantage Total Return Bond Fund, two of the funds constituting the Wells Fargo Funds Trust (collectively the “Funds”), as of May 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included verification of investments owned as of May 31, 2011 by examination of the underlying Master Portfolios. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of the Wells Fargo Funds Trust as of May 31, 2011, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 29, 2011

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Income Funds	35

INFLATION-PROTECTED BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

US Treasury Securities: 98.24%
TIPS	1.75%	01/15/2028	$2,489,927	$2,595,749
TIPS	2.00	01/15/2026	3,224,729	3,511,679
TIPS	2.13	02/15/2040	2,005,145	2,156,157
TIPS	2.13	02/15/2041	1,540,381	1,655,669
TIPS	2.38	01/15/2025	4,586,531	5,244,771
TIPS	2.38	01/15/2027	2,553,410	2,901,909
TIPS	2.50	01/15/2029	2,538,844	2,943,077
TIPS	3.38	04/15/2032	981,692	1,294,837
TIPS	3.63	04/15/2028	3,080,098	4,048,883
TIPS	3.88	04/15/2029	3,709,852	5,070,325
TIPS	0.13	04/15/2016	1,492,833	1,529,221
TIPS	0.50	04/15/2015	3,298,720	3,454,380
TIPS	0.63	04/15/2013	2,055,709	2,135,368
TIPS	1.13	01/15/2021	3,962,372	4,097,030
TIPS	1.25	04/15/2014	2,776,202	2,963,162
TIPS	1.25	07/15/2020	4,860,588	5,116,527
TIPS	1.38	07/15/2018	2,356,832	2,549,614
TIPS«	1.38	01/15/2020	3,016,564	3,222,068
TIPS	1.63	01/15/2015	3,275,888	3,569,696
TIPS	1.63	01/15/2018	1,636,847	1,795,289
TIPS	1.88	07/15/2013	4,390,951	4,713,067
TIPS	1.88	07/15/2015	3,537,442	3,919,652
TIPS	1.88	07/15/2019	2,683,683	2,993,143
TIPS	2.00	01/15/2014	3,445,736	3,744,277
TIPS	2.00	07/15/2014	3,496,193	3,838,984
TIPS	2.00	01/15/2016	4,322,150	4,819,198
TIPS	2.13	01/15/2019	2,705,326	3,063,571
TIPS	2.38	01/15/2017	2,636,493	3,006,424
TIPS	2.50	07/15/2016	3,113,925	3,572,986
TIPS	2.63	07/15/2017	2,193,486	2,551,811
TIPS	3.00	07/15/2012	4,702,787	4,958,501

Total US Treasury Securities (Cost $95,959,151)				103,037,025

Short-Term Investments: 3.32%

Corporate Bonds and Notes: 1.21%
Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	632,760	266,582
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	1,796,733	1,006,170

				1,272,752

	Yield

US Treasury Securities: 0.05%
US Treasury Bill^#	0.09	06/23/2011	50,000	49,999

			Shares

Investment Companies: 2.06%
Wells Fargo Advantage Government Money Market Fund(l)(u)	0.01		604,975	604,975

36	Wells Fargo Advantage Income Funds	Portfolio of Investments—May 31, 2011

INFLATION-PROTECTED BOND PORTFOLIO

Security Name	Yield	Shares	Value

Investment Companies (continued)
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18%	1,557,160	$1,557,160

			2,162,135

Total Short-Term Investments (Cost $2,847,972)			3,484,886

Total Investments in Securities
(Cost $98,807,123)*	101.56%	106,521,911
Other Assets and Liabilities, Net	(1.56)	(1,640,882)

Total Net Assets	100.00%	$104,881,029

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

^	Zero coupon security. Rate represents yield to maturity.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate.

±	Variable rate investments.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $99,138,738 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$7,714,788
Gross unrealized depreciation	(331,615)

Net unrealized appreciation	$7,383,173

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Income Funds	37

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities: 57.60%
FHLMC%%	4.50%	06/15/2040	$73,400,000	$76,152,500
FHLMC%%	5.00	06/01/2034	14,000,000	14,846,566
FHLMC	5.00	03/25/2041	2,650,000	2,819,352
FHLMC	5.00	04/25/2041	5,280,000	5,655,375
FHLMC	5.00	05/25/2041	2,650,000	2,821,836
FHLMC	5.00	06/25/2041	3,520,639	3,773,134
FHLMC	5.00	06/25/2041	1,881,000	2,017,079
FHLMC	5.00	06/25/2041	2,662,167	2,848,079
FHLMC	5.00	06/25/2041	6,191,109	6,631,516
FHLMC	5.00	07/15/2041	2,872,000	3,072,566
FHLMC	5.00	07/15/2041	2,174,000	2,324,123
FHLMC	5.00	07/15/2041	1,901,000	2,031,380
FHLMC	5.00	07/25/2041	3,240,000	3,465,417
FHLMC	5.00	07/25/2041	5,596,000	5,989,702
FHLMC	5.00	08/15/2041	7,073,000	7,572,531
FHLMC	5.00	08/15/2041	3,543,000	3,788,796
FHLMC	5.00	08/25/2041	6,187,000	6,623,957
FHLMC	5.00	08/25/2041	7,320,000	7,836,975
FHLMC	5.00	08/25/2041	2,363,000	2,517,610
FHLMC #00352	5.00	07/15/2029	325,000	334,225
FHLMC #1B3430±	6.11	06/01/2037	4,334,592	4,689,100
FHLMC #1B7562±	5.77	11/01/2037	62,533	67,261
FHLMC #1G0784±	5.70	03/01/2036	1,271,978	1,372,001
FHLMC #1G1347±	5.82	11/01/2036	4,265,529	4,606,532
FHLMC #1G1404±	5.85	12/01/2036	3,395,775	3,670,557
FHLMC #1G1420±	5.83	01/01/2037	302,810	327,669
FHLMC #1G1614±	5.89	03/01/2037	318,108	344,464
FHLMC #1G1873±	5.66	03/01/2036	1,094,151	1,180,242
FHLMC #1G2200±	6.16	09/01/2037	641,013	694,623
FHLMC #1H1334±	5.93	06/01/2036	2,658,318	2,857,810
FHLMC #1J1920±	5.60	10/01/2038	973,056	1,048,960
FHLMC #1Q0175±	6.07	11/01/2036	3,326,010	3,598,257
FHLMC #1Q0292±	5.86	07/01/2037	17,815	19,312
FHLMC #1Q0794±	5.78	11/01/2038	1,630,629	1,762,906
FHLMC #1Q0960±	5.98	06/01/2038	4,466,028	4,833,727
FHLMC #1Q0975±	6.00	10/01/2037	5,408,019	5,867,386
FHLMC #1Q0979±	5.76	07/01/2038	3,177,406	3,440,135
FHLMC #1Q1042±	5.91	05/01/2037	5,127	5,559
FHLMC #3455AC	5.00	06/15/2038	9,194	9,871
FHLMC #3508	4.00	02/15/2039	2,043,836	2,165,863
FHLMC #3598MA	4.50	11/15/2038	3,831,111	4,033,249
FHLMC #3626	5.00	03/15/2032	2,348,000	2,545,413
FHLMC #3631	4.00	02/15/2040	9,106,406	9,458,446
FHLMC #3632	5.00	02/15/2040	25,386,855	27,795,806
FHLMC #3652AP	4.50	03/15/2040	16,269,699	17,141,303
FHLMC #3704CA	4.00	12/15/2036	6,231,958	6,508,726
FHLMC #847703±	5.94	01/01/2037	947,216	1,024,103
FHLMC #A64183	6.00	08/01/2037	2,374,716	2,635,888
FHLMC #A78331	6.00	03/01/2034	894,968	993,956
FHLMC #A94773	5.00	11/01/2040	233,164	248,470
FHLMC #A95601	5.00	12/01/2040	575,071	612,822
FHLMC #A97278	5.00	03/01/2041	1,168,642	1,247,183

38	Wells Fargo Advantage Income Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FHLMC #A97341	5.00%	02/01/2041	$224,028	$238,734
FHLMC #A97387	5.00	03/01/2041	810,263	864,718
FHLMC #A97388	5.00	03/01/2041	1,095,026	1,168,620
FHLMC #A97848	5.00	03/01/2041	4,880,448	5,208,448
FHLMC #A97882	5.00	03/01/2041	1,787,340	1,904,669
FHLMC #A97960	5.00	04/01/2041	6,576,328	7,008,028
FHLMC #A97992	5.00	03/01/2041	1,776,774	1,896,185
FHLMC #C90651	6.00	02/01/2023	143,555	158,506
FHLMC #G01777	6.00	02/01/2035	1,564,111	1,736,133
FHLMC #G03436	6.00	11/01/2037	2,048,150	2,273,407
FHLMC #G03601	6.00	07/01/2037	5,476,941	6,079,298
FHLMC #G04484	6.00	08/01/2038	2,170,315	2,409,007
FHLMC #G04709	6.00	10/01/2038	3,324,045	3,689,625
FHLMC #G05823	6.00	08/01/2034	13,178,390	14,635,992
FHLMC #G05935	6.00	03/01/2036	8,947,236	9,931,257
FHLMC #G06008	6.00	12/01/2035	18,090,095	20,090,959
FHLMC #G11300	6.00	08/01/2017	121,917	133,425
FHLMC #G11344	6.00	10/01/2017	264,299	289,248
FHLMC #G12008	6.50	04/01/2021	83,494	91,821
FHLMC #K007A1	3.34	12/25/2019	5,364,700	5,525,572
FHLMC #Q00053	5.00	04/01/2041	3,589,009	3,830,216
FHLMC #Q00491	5.00	04/01/2041	2,147,252	2,291,563
FHLMC #Q00492	5.00	04/01/2041	895,584	955,774
FHLMC #Q00537	5.00	05/01/2041	5,721,298	6,105,809
FHLMC #Q00549	5.00	05/01/2041	1,265,497	1,350,547
FHLMC #Q00769	5.00	05/01/2041	3,449,890	3,676,356
FHLMC #Q01156	5.00	06/01/2041	3,990,618	4,258,816
FHLMC #Q01161	5.00	06/01/2041	4,298,281	4,587,156
FHLMC Series 1590 Class IA±	1.30	10/15/2023	114,122	115,269
FHLMC Series 1897 Class K	7.00	09/15/2026	3,225	3,676
FHLMC Series 1935 Class FL±	0.95	02/15/2027	7,605	7,659
FHLMC Series 2423 Class MC	7.00	03/15/2032	47,112	53,016
FHLMC Series 2727 Class PW	3.57	06/15/2029	116,506	118,490
FHLMC Series 2980 Class QA	6.00	05/15/2035	221,352	247,425
FHLMC Series 3028 Class PG	5.50	09/15/2035	2,165,925	2,322,383
FHLMC Series 3035 Class PA	5.50	09/15/2035	122,239	132,152
FHLMC Series 3325 Class JL	5.50	06/15/2037	3,041,312	3,293,080
FHLMC Series K003 Class AAVB	4.77	05/25/2018	3,752,000	4,053,682
FHLMC Series K008 Class A1	2.75	12/25/2019	7,345,446	7,375,220
FHLMC Series K010 Class A1	3.32	07/25/2020	11,982,133	12,371,637
FHLMC Series K013 Class A2	3.97	01/25/2021	6,601,000	6,707,738
FHLMC Series T-48 Class 1A3 Preassign 00764	6.39	07/25/2033	117,605	135,298
FHLMC Series T-57 Class 1A3 Preassign 00073	7.50	07/25/2043	1,376,267	1,632,597
FHLMC Series T-59 Class 1A3 Preassign 00329	7.50	10/25/2043	1,790,059	2,128,828
FHLMC Series T-60 Class 1A3 Preassign 00462	7.50	03/25/2044	1,909,189	2,264,776
FNMA%%	3.50	06/01/2034	14,500,000	14,783,200
FNMA%%	3.50	08/25/2038	108,800,000	110,584,973
FNMA%%	3.50	06/01/2041	52,300,000	50,581,840
FNMA%%	5.00	08/25/2038	400,000	423,875
FNMA%%	5.00	06/01/2041	33,500,000	35,656,562
FNMA%%	5.50	08/25/2038	17,600,000	19,079,491
FNMA%%	6.00	08/25/2038	65,900,000	72,479,720

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Income Funds	39

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #006763%%	4.00%	03/25/2039	$4,300,000	$4,480,733
FNMA #061688±	2.71	06/01/2017	2,793	2,819
FNMA #254295	6.00	04/01/2022	63,057	69,671
FNMA #310017	7.00	06/01/2035	3,013,294	3,470,761
FNMA #310037	6.50	10/01/2036	6,280,377	7,105,249
FNMA #313358	7.50	02/01/2012	32,931	33,482
FNMA #462361±	6.33	07/01/2037	3,236,132	3,540,409
FNMA #462404±	6.27	09/01/2037	4,188,708	4,563,844
FNMA #481473	6.00	02/01/2029	56,272	62,517
FNMA #545623	6.00	05/01/2017	145,669	159,328
FNMA #545686	6.50	06/01/2017	155,864	171,357
FNMA #555088	6.32	08/01/2012	5,290,231	5,425,945
FNMA #555285	6.00	03/01/2033	309,034	343,333
FNMA #555514	6.00	11/01/2017	35,780	39,135
FNMA #654582	6.50	07/01/2017	155,689	171,796
FNMA #725228	6.00	03/01/2034	76,062,471	84,409,291
FNMA #725229	6.00	03/01/2034	64,215,951	71,343,047
FNMA #725690	6.00	08/01/2034	5,784,885	6,405,235
FNMA #735116	6.00	12/01/2034	14,809,008	16,434,094
FNMA #735503	6.00	04/01/2035	14,326,804	15,898,975
FNMA #735504	6.00	04/01/2035	1,048,515	1,164,886
FNMA #745943	6.00	11/01/2033	120,965	134,391
FNMA #808350	5.50	09/01/2034	2,753,776	2,990,986
FNMA #838303±	6.02	07/01/2037	1,330,665	1,442,218
FNMA #873978	6.06	09/01/2016	1,392,067	1,518,554
FNMA #874474	5.37	04/01/2017	2,460,000	2,702,342
FNMA #874475	5.40	05/01/2017	3,315,651	3,643,831
FNMA #888941±	6.05	10/01/2037	1,620,198	1,754,188
FNMA #893916±	6.27	10/01/2036	634,450	685,256
FNMA #905629±	6.00	12/01/2036	726,651	787,057
FNMA #906403±	5.87	01/01/2037	1,099,809	1,188,428
FNMA #906404±	5.91	01/01/2037	1,505,093	1,628,518
FNMA #909569±	5.87	02/01/2037	747,620	809,239
FNMA #910293±	5.94	03/01/2037	1,119,711	1,211,820
FNMA #914819±	5.91	04/01/2037	1,032,732	1,118,993
FNMA #933347	5.00	01/01/2038	474,815	503,174
FNMA #938185±	5.89	07/01/2037	2,360,765	2,558,643
FNMA #941143±	6.02	10/01/2037	607,589	657,229
FNMA #945646±	6.04	09/01/2037	692,747	750,377
FNMA #947380±	5.80	10/01/2037	1,456,000	1,574,788
FNMA #947424±	5.69	10/01/2037	1,088,525	1,176,307
FNMA #952835±	5.94	09/01/2037	832,807	900,435
FNMA #959331±	6.06	11/01/2037	1,218,472	1,318,761
FNMA #995712	6.00	08/01/2038	2,035,069	2,272,381
FNMA #AB1600	3.50	10/01/2025	39,763,773	40,593,426
FNMA #AB1761	3.50	11/01/2030	46,417,701	46,490,680
FNMA #AB1922	3.50	12/01/2030	8,354,174	8,367,309
FNMA #AB1991	3.50	12/01/2030	30,861,279	30,909,800
FNMA #AB1992	3.50	12/01/2030	9,428,836	9,443,660
FNMA #AD0086±	5.52	02/01/2039	3,078,357	3,320,442
FNMA #AD0584	7.00	01/01/2039	8,251,334	9,453,480
FNMA #AD0682	6.00	12/01/2035	7,650,756	8,490,323

40	Wells Fargo Advantage Income Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA #AD6577	5.00%	05/01/2040	$125,185	$132,662
FNMA #AD8231	3.50	10/01/2025	9,273,186	9,466,666
FNMA #AE0111±	5.87	06/01/2037	247,212	268,162
FNMA #AE0133	6.00	07/01/2037	18,760,858	20,818,365
FNMA #AE0642	6.00	12/01/2040	3,166,700	3,514,202
FNMA #AE0965	5.00	03/01/2041	18,751,194	19,996,207
FNMA #AE0966	5.00	03/01/2041	12,316,358	13,134,120
FNMA #AE0972	5.00	03/01/2041	45,257,712	48,262,665
FNMA #AE1529	3.50	10/01/2025	2,079,443	2,122,830
FNMA #AE1530	3.50	11/01/2025	1,666,615	1,701,389
FNMA #AE3066	3.50	09/01/2025	30,505,374	31,141,855
FNMA #AE3903	3.50	11/01/2025	5,275,783	5,385,860
FNMA #AE4967	3.50	10/01/2025	11,288,173	11,523,695
FNMA #AE6048	3.50	10/01/2025	1,814,904	1,852,772
FNMA #AE6475	3.50	10/01/2025	4,926,691	5,029,484
FNMA #AE6576	3.50	10/01/2025	3,865,693	3,946,348
FNMA #AE9782	5.00	11/01/2040	810,653	864,477
FNMA #AH1162	5.00	01/01/2041	5,254,909	5,603,816
FNMA #AH1311	5.00	01/01/2041	768,168	819,171
FNMA #AH2917	3.50	12/01/2030	10,133,499	10,149,431
FNMA #AH5207	5.00	05/01/2041	1,638,101	1,748,913
FNMA #AH5651	3.50	02/01/2041	1,752,971	1,697,386
FNMA #AH6814	5.00	03/01/2041	1,989,960	2,124,574
FNMA #AH6816	5.00	03/01/2041	5,419,248	5,785,841
FNMA #AH8431	5.00	04/01/2041	1,599,191	1,707,371
FNMA #AH9082	5.00	04/01/2041	1,137,420	1,214,362
FNMA #AH9083	5.00	03/01/2041	697,669	744,864
FNMA #AI1213	5.00	04/01/2041	11,293,397	12,057,355
FNMA #AI1219	5.00	04/01/2041	7,268,811	7,760,520
FNMA #AI1955	5.00	05/01/2041	4,341,555	4,635,245
FNMA #AI1956	5.00	05/01/2041	4,518,260	4,818,256
FNMA #AI3126	5.00	05/01/2041	4,424,780	4,718,570
FNMA #AL0131	3.50	01/01/2026	31,527,527	32,185,334
FNMA #AL0213	3.50	04/01/2041	3,595,658	3,670,680
FNMA #MA0655	3.50	02/01/2031	58,281,907	58,373,540
FNMA Series 1998-38 Class Pl	6.00	11/25/2028	41,642	46,712
FNMA Series 1999-54 Class LH	6.50	11/25/2029	64,613	73,349
FNMA Series 2001-81 Class HE	6.50	01/25/2032	8,121,643	9,337,086
FNMA Series 2001-T07 Class A1	7.50	02/25/2041	1,289,218	1,526,491
FNMA Series 2002-14 Class A2	7.00	01/25/2042	701,176	823,284
FNMA Series 2002-33 Class A2	7.50	06/25/2032	1,369,748	1,581,194
FNMA Series 2002-T06 Class A2	7.50	10/25/2041	1,934,278	2,313,707
FNMA Series 2002-T16 Class A3	7.50	07/25/2042	1,099,941	1,267,961
FNMA Series 2002-T18 Class A4	7.50	08/25/2042	1,926,092	2,221,638
FNMA Series 2003-92 Class KH	5.00	03/25/2032	3,565,000	3,845,476
FNMA Series 2003-W17 Class 1A7	5.75	08/25/2033	2,097,000	2,327,556
FNMA Series 2004-45 Class VB	4.50	10/25/2028	100,000	106,855
FNMA Series 2005-31 Class PB	5.50	04/25/2035	75,000	84,567
FNMA Series 2005-5 Class PA	5.00	01/25/2035	2,940,359	3,185,165
FNMA Series 2005-58 Class MA	5.50	07/25/2035	1,267,074	1,391,097
FNMA Series 2007-30 Class MA	4.25	02/25/2037	4,290,918	4,475,646
FNMA Series 2009-102 Class PN	5.00	11/25/2039	3,799,356	4,080,501

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Income Funds	41

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
FNMA Series 2009-105 Class CB	6.00%	12/25/2039	$12,371,707	$13,722,723
FNMA Series 2009-11 Class LC	4.50	03/25/2049	7,565,731	7,909,801
FNMA Series 2009-110 Class DA	4.50	01/25/2040	4,913,882	5,173,231
FNMA Series 2009-66 Class KE	4.00	09/25/2039	12,114,153	12,646,700
FNMA Series 2009-78 Class J	5.00	09/25/2019	8,423,033	9,115,301
FNMA Series 2009-93 Class PD	4.50	09/25/2039	4,152,795	4,245,673
FNMA Series 2009-M01 Class A2	4.29	07/25/2019	6,993,000	7,367,214
FNMA Series 2009-M02 Class A3	4.00	01/25/2019	6,303,000	6,467,372
FNMA Series 2010-015 Class KA	4.00	03/25/2039	5,947,103	6,213,538
FNMA Series 2010-054 Class EA	4.50	06/25/2040	13,908,098	14,630,153
FNMA Series 2010-135 Class LM	4.00	12/25/2040	634,142	662,945
FNMA Series 2010-9 Class MB	5.00	05/25/2032	1,938,000	2,104,098
FNMA Series 2010-M01 Class A2	4.45	09/25/2019	2,860,000	3,030,630
FNMA Series 2010-M03 Class A3	4.33	03/25/2020	23,230,000	24,366,918
FNMA Series 2011 Class 53	4.50	06/25/2041	10,629,000	11,315,211
FNMA Series K005 Class A2	4.32	11/25/2019	4,152,000	4,325,868
GNMA%%	7.91	01/15/2040	8,873,000	9,069,093
GNMA	3.00	04/20/2041	3,548,000	3,602,422
GNMA	3.00	07/20/2041	1,770,000	1,790,189
GNMA%%	3.50	01/15/2040	73,221,000	71,756,580
GNMA	3.50	07/20/2041	2,656,000	2,725,720
GNMA%%	4.00	01/15/2040	1,770,000	1,857,948
GNMA%%	4.00	01/15/2040	4,700,000	4,949,688
GNMA%%	4.00	01/15/2040	4,800,000	5,053,498
GNMA%%	4.00	01/15/2040	2,617,687	2,764,115
GNMA # 200578	5.00	07/16/2033	25,769,609	27,999,587
GNMA #004799	3.50	09/20/2040	431,639	423,824
GNMA #004832	3.50	10/20/2040	2,893,761	2,841,366
GNMA #004881	3.50	12/20/2040	36,182,321	35,527,198
GNMA #005050	4.00	05/20/2026	7,418,933	7,816,536
GNMA #065183	11.50	06/15/2013	305	307
GNMA #065561	11.50	05/15/2013	3,489	3,548
GNMA #082795±	4.00	04/20/2041	4,072,354	4,278,624
GNMA #082828±	4.00	05/20/2041	13,931,553	14,637,203
GNMA #082842±	3.50	05/20/2041	6,187,000	6,416,468
GNMA #082847±	3.50	05/20/2041	2,692,344	2,775,372
GNMA #267461	8.05	07/15/2019	52,519	60,560
GNMA #270973	8.05	09/15/2019	5,834	5,892
GNMA #270981	8.05	09/15/2019	17,673	17,954
GNMA #270992	8.05	08/15/2019	27,172	29,809
GNMA #270995	8.05	07/15/2019	19,192	22,131
GNMA #271015	8.05	11/15/2019	5,362	5,414
GNMA #271020	8.05	02/15/2020	22,235	25,886
GNMA #271179	8.05	10/15/2019	18,495	21,326
GNMA #274696	8.05	10/15/2019	16,311	16,557
GNMA #274698	8.05	02/15/2020	7,238	7,314
GNMA #276604	8.05	10/15/2019	10,976	11,098
GNMA #277013	8.05	11/15/2019	28,689	33,082
GNMA #277020	7.75	07/15/2020	4,293	4,311
GNMA #279234	8.05	10/15/2020	14,524	16,909
GNMA #279254	7.75	09/20/2020	61,759	70,831
GNMA #302430	7.75	03/20/2021	121,881	140,705

42	Wells Fargo Advantage Income Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Agency Securities (continued)
GNMA #310462	7.75%	07/20/2021	$39,652	$45,775
GNMA #313386	7.75	08/15/2021	34,696	40,197
GNMA #737970	3.50	02/20/2041	2,479,038	2,434,152
GNMA #737985	3.50	02/20/2041	1,249,707	1,227,080
GNMA #738074	3.50	03/20/2041	3,189,536	3,131,786
GNMA #738091	3.50	02/20/2041	389,163	382,117
GNMA #738095	3.50	12/20/2040	230,062	225,896
GNMA #738174	3.50	02/20/2041	1,951,501	1,916,167
GNMA #781113	7.00	11/15/2029	116,663	135,612
GNMA #782044	6.50	12/15/2032	6,602,065	7,522,227
GNMA Series 2002-95 Class DB Preassign 00163	6.00	01/25/2033	5,357,000	6,004,803
GNMA Series 2003-79 Class PV	5.50	10/20/2023	2,342,128	2,601,279

Total Agency Securities (Cost $1,868,195,356)				1,897,974,543

Asset Backed Securities: 8.40%
Ally Auto Receivables Trust Serie 2010-5 Class A4	1.75	03/15/2016	4,227,000	4,251,054
Ally Master Owner Trust Series 2011-1 Class A2	2.15	01/15/2016	11,667,000	11,871,825
Ally Master Owner Trust Series 201131 Class A1±	0.83	05/15/2016	3,499,000	3,493,908
Capital One Multi-Asset Execution Trust Series 2006-A5 Class A5±	0.26	01/15/2016	1,975,000	1,970,765
Capital One Multi-Asset Execution Trust Series 2007-A4 Class A4±	0.23	03/16/2015	3,546,000	3,541,988
Chase Issuance Trust Series 2009-A2 Class A2±	1.75	04/15/2014	4,446,000	4,500,250
Citibank Omni Master Trust Series 2009-A14 Class A14††±	2.95	08/15/2018	14,443,000	15,316,657
Developers Diversified Realty Corporation Series 2009-DDR1 Class A††	3.81	10/14/2022	9,969,193	10,441,155
Discover Card Master Trust Series 2007-A2 Class A2±	0.65	06/15/2015	10,727,000	10,742,207
Discover Card Master Trust Series 2009-A1 Class A1±	1.50	12/15/2014	3,562,000	3,603,408
GE Capital Credit Card Master Note Trust Series 2009-2 Class A	3.69	07/15/2015	4,445,000	4,594,242
Goal Capital Funding Trust Series 2006-1 Class A3±	0.38	11/25/2026	13,238,000	12,495,073
MBNA Credit Card Master Trust Series 1997-B Class A±	0.36	08/15/2014	13,138,000	13,133,889
MMCA Automobile Trust Series 2011-A Class A4††	2.02	10/17/2016	5,812,000	5,877,280
Morgan Stanley Home Equity Loans Series 2007-1 Class A1±	0.24	12/25/2036	101,028	98,950
Nelnet Student Loan Trust Series 2004-5 Class A5±	0.45	10/27/2036	6,617,000	6,179,045
Nelnet Student Loan Trust Series 2005-4 Class A3±	0.44	06/22/2026	8,676,000	8,393,873
Nelnet Student Loan Trust Series 2006-1 Class A4±	0.35	11/23/2022	5,498,000	5,392,982
Nelnet Student Loan Trust Series 2006-2 Class A4±	0.35	10/26/2026	1,331,000	1,321,637
Nelnet Student Loan Trust Series 2008-3 Class A4±	1.91	11/25/2024	17,309,150	18,033,410
Nissan Auto Receivables Owner Trust Series 2001-A Class A4	1.94	09/15/2017	3,725,000	3,778,313
SLM Student Loan Trust Series 2000-A Class A2±	0.46	10/28/2028	5,167,287	5,147,057
SLM Student Loan Trust Series 2004-7 Class A5±	0.44	01/27/2020	6,438,544	6,401,820
SLM Student Loan Trust Series 2005-6 Class A±	0.38	07/27/2026	21,234,000	20,600,664
SLM Student Loan Trust Series 2005-8 Class A3±	0.38	10/25/2024	20,873,000	20,515,395
SLM Student Loan Trust Series 2006-3 Class A4±	0.35	07/25/2019	6,745,841	6,692,202
SLM Student Loan Trust Series 2008-1 Class A4A±	1.91	12/15/2032	13,384,000	13,843,437
SLM Student Loan Trust Series 2008-4 Class A2±	1.32	07/25/2016	3,760,000	3,818,558
SLM Student Loan Trust Series 2008-4 Class A4±	1.92	07/25/2022	3,207,000	3,341,157
SLM Student Loan Trust Series 2008-5 Class A3±	1.57	01/25/2018	2,319,000	2,382,769
SLM Student Loan Trust Series 2008-5 Class A4±	1.97	07/25/2023	11,638,000	12,168,127
SLM Student Loan Trust Series 2008-6 Class A2±	0.82	10/25/2017	2,447,000	2,451,942
SLM Student Loan Trust Series 2008-9 Class A±	1.77	04/25/2023	6,087,610	6,285,970
SLM Student Loan Trust Series 2011-2 Class A1±	0.79	11/25/2027	7,243,000	7,228,959
SLM Student Loan Trust Series 2011-A Class A2††	4.37	04/17/2028	2,817,000	2,921,016
Volkswagen Auto Loan Enhanced Valet 2011 1 A4	1.98	09/20/2017	7,046,000	7,134,546

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Income Funds	43

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Asset Backed Securities (continued)
World Financial Network Credit Card Master Trust Series 2009-A Class A	4.60%	09/15/2015	$6,841,000	$6,956,520

Total Asset Backed Securities (Cost $275,542,475)				276,922,050

Non-Agency Mortgage Backed Securities: 9.97%
Americold LLC Trust Series 2010-ART Class A1††	3.85	01/14/2029	7,003,229	7,210,946
Bank of America Commercial Mortgage Incorporated Series 2002-2 Class B	5.27	07/11/2043	1,368,000	1,411,637
Bank of America Commercial Mortgage Incorporated Series 2002-PB2 Class B	6.31	06/11/2035	1,345,000	1,375,161
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A3	4.51	12/10/2042	1,837,000	1,857,219
Bank of America Commercial Mortgage Incorporated Series 2004-6 Class A5	4.81	12/10/2042	3,959,600	4,234,013
Bank of America Commercial Mortgage Incorporated Series 2005-4 Class A5A	4.93	07/10/2045	3,680,000	3,957,945
Bank of America Commercial Mortgage Incorporated Series 2006-3 Class A4	5.89	07/10/2044	6,341,256	6,995,334
Bank of America Commercial Mortgage Incorporated Series 2006-6 Class A4	5.36	10/10/2045	11,595,000	12,511,546
Bear Stearns Commercial Mortgage Securities Incorporated Series 2003-T12 Class A3	4.24	08/13/2039	445,124	451,105
Bear Stearns Commercial Mortgage Securities Incorporated Series 2005-PWR7 Class A	4.95	02/11/2041	2,805,481	2,844,441
Citigroup Mortgage Loan Trust Incorporated Series 2007-AHL1 Class A2A±	0.23	12/25/2036	454,502	435,840
Citigroup/Deutsche Bank Commercial Mortgage Series 2005-CD1 Class AM	5.22	07/15/2044	3,608,000	3,769,688
Commercial Mortgage Pass-Through Certificate Series 2001-J2 Class B††	6.30	07/16/2034	5,070,000	5,209,423
Commercial Mortgage Pass-Through Certificate Series 2004-B4 Class A5	4.84	10/15/2037	7,664,000	8,162,463
Commercial Mortgage Pass-Through Certificate Series 2006-C8 Class A4	5.31	12/10/2046	8,756,000	9,429,199
Credit Suisse First Boston Mortgage Securities Corporation Series 2002-CP5 Class A2	4.94	12/15/2035	5,134,500	5,330,722
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-C4 Class B	5.25	08/15/2036	3,170,000	3,303,131
Credit Suisse First Boston Mortgage Securities Corporation Series 2003-CPN1 Class B	4.72	03/15/2035	1,758,000	1,823,494
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C1 Class A3	4.81	02/15/2038	2,923,432	3,007,169
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C2 Class A4	4.83	04/15/2037	5,779,000	6,194,905
Credit Suisse First Boston Mortgage Securities Corporation Series 2005-C3 Class A	4.73	07/15/2037	2,629,000	2,723,654
Credit Suisse First Boston Mortgage Securities Corporation Series 2006-C2 Class A3	5.66	03/15/2039	2,393,000	2,627,954
Credsit Suisse First Boston Mortgage Securities Corporation Series 2002-CP3 Class A3	5.60	07/15/2035	1,313,000	1,357,903
DBUBS Mortgage Trust Series 2011-LC1A Class A2††	4.53	11/10/2046	3,975,000	4,140,402
ESA Trust Series 2010-ESHA Class A††	2.95	11/05/2027	2,734,918	2,751,041
First Union National Bank Commercial Mortgage Series 2001-C4 Class B	6.42	12/12/2033	1,839,000	1,868,439
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class A2	6.70	04/15/2034	302,172	301,736
GMAC Commercial Mortgage Securities Incorporated Series 2001-C2 Class B	6.79	04/15/2034	977,000	976,122
GMAC Commercial Mortgage Securities Incorporated Series 2003-C2 Class D	5.49	05/10/2040	1,384,000	1,449,927
GMAC Commercial Mortgage Securities Incorporated Series 2004-C2 Class A4	5.30	08/10/2038	3,000,000	3,246,539
GMAC Commercial Mortgage Securities Incorporated Series 2006-C1 Class AM	5.29	11/10/2045	1,495,000	1,529,703
Greenwich Capital Commercial Funding Corporation Series 2005-GG5 Class A5	5.22	04/10/2037	9,472,000	10,286,083
Greenwich Capital Commercial Funding Corporation Series 2006-GG7 Class A4	5.88	07/10/2038	12,360,000	13,780,851
GS Mortgage Securities Corporation II Series 2005-GG4 Class A4	4.76	07/10/2039	1,769,000	1,875,969
GS Mortgage Securities Corporation II Series 2006-GG6 Class A4	5.55	04/10/2038	16,640,000	18,138,517
GS Mortgage Securities Corporation II Series 2010-C2 Class A1††	3.85	12/10/2043	3,828,326	3,984,445

44	Wells Fargo Advantage Income Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
GS Mortgage Securities Corporation II Series 2011-GC3 Class A2††	3.65%	03/10/2044	$4,069,000	$4,186,101
Impact Funding LLC Series 2010-1 Class A1††	5.31	01/25/2051	9,540,881	9,557,100
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2000-C10 Class C	7.71	08/15/2032	291,275	291,056
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIB3 Class A3	6.47	11/15/2035	1,628,057	1,640,484
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2001-CIBC2 Class D	6.85	04/15/2035	1,766,000	1,766,768
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C1 Class A3	5.38	07/12/2037	1,949,000	2,007,866
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class B	5.21	12/12/2034	1,007,000	1,044,925
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-C2 Class A2	5.05	12/12/2034	2,692,000	2,794,849
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2002-CIBC4 Class C	6.45	05/12/2034	2,726,000	2,790,673
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-C1 Class A1	4.28	01/12/2037	1,521,649	1,545,364
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-CB6 Class A1	4.39	07/12/2037	626,294	636,463
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2003-PM1A Class A4	5.33	08/12/2040	2,441,000	2,598,570
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-CIBC9 Class A2	5.11	06/12/2041	1,669,016	1,667,873
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2004-LN2 Class A2	5.12	07/15/2041	2,933,000	3,121,076
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2005-LDP4 Class A4	4.92	10/15/2042	1,332,000	1,434,286
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A2	5.13	05/15/2047	1,743,506	1,811,744
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2006-LDP9 Class A3	5.34	05/15/2047	10,470,000	11,290,282
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-C1 Class A4	5.72	02/15/2051	4,521,311	4,940,369
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2007-LDP11 Class A	5.82	06/15/2049	3,694,000	3,950,625
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2009-IWST Class A2††	5.63	12/05/2027	7,500,000	8,339,810
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-A2 Class A2††	4.31	08/05/2032	7,863,000	7,846,612
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-C1 Class A1††	3.85	06/15/2043	11,042,851	11,525,377
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2010-CNTR Class A1††	3.30	08/05/2032	2,255,511	2,250,551
JPMorgan Chase Commercial Mortgage Securities Corporation Series 2011-C3 Class A4††	4.72	02/16/2046	2,802,000	2,922,420
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C2 Class A4	5.59	06/15/2031	1,579,000	1,628,018
Lehman Brothers UBS Commercial Mortgage Trust Series 2002-C4 Class A4	4.56	09/15/2026	797,363	810,064
Lehman Brothers UBS Commercial Mortgage Trust Series 2004-C7 Class A5	4.63	10/15/2029	1,233,000	1,290,550
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C1 Class A4	4.74	02/15/2030	1,740,000	1,862,686
Lehman Brothers UBS Commercial Mortgage Trust Series 2005-C2 Class A4	5.00	04/15/2030	5,349,000	5,463,451
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C1 Class AAB	5.40	02/15/2040	873,000	930,964
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C3 Class A3	5.95	07/15/2044	1,751,000	1,858,518

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Income Funds	45

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Non-Agency Mortgage Backed Securities (continued)
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A3	5.93%	07/15/2040	$6,831,000	$7,249,971
Lehman Brothers UBS Commercial Mortgage Trust Series 2007-C6 Class A4	5.86	07/15/2040	4,621,000	5,006,115
Merrill Lynch Mortgage Trust Series 2005-CIP1 Class A3A	4.95	07/12/2038	2,169,000	2,227,024
Merrill Lynch Mortgage Trust Series 2005-CKI1 Class A6	5.22	11/12/2037	3,524,900	3,882,545
Merrill Lynch Mortgage Trust Series 2005-MKB2 Class A4	5.20	09/12/2042	4,431,000	4,795,549
Morgan Stanley Capital I Series 2002-HQ Class B	6.64	04/15/2034	1,367,000	1,409,680
Morgan Stanley Capital I Series 2004-TP13 Class A 3	4.39	09/13/2045	1,302,529	1,344,469
Morgan Stanley Capital I Series 2006-HQ8 Class AM	5.46	03/12/2044	1,836,000	1,950,101
Morgan Stanley Capital I Series 2006-IQ12 Class ANM	5.31	12/15/2043	4,435,000	4,453,028
Morgan Stanley Capital I Series 2007-HE2 Class A2A±	0.23	01/25/2037	212,714	206,524
Morgan Stanley Capital I Series 2007-HQ13 Class A1	5.36	12/15/2044	1,640,189	1,686,547
Morgan Stanley Capital I Series 2007-IQ Class A4	5.81	12/12/2049	5,872,000	6,471,339
Morgan Stanley Dean Witter Capital I Series 2001-TOP3 Class A4	6.39	07/15/2033	849,446	848,789
Morgan Stanley Dean Witter Capital I Series 2003-HQ2 Class B	5.04	03/12/2035	1,456,000	1,519,973
Morgan Stanley Dean Witter Capital I Series 2004-T15 Class A3	5.03	06/13/2041	975,435	998,995
Morgan Stanley Mortgage Loan Trust Series 2007-6XS Class 2A1S±	0.30	02/25/2047	360,651	309,595
Nomura Asset Securities Corporation Series 1998-D6 Class A2	7.03	03/15/2030	5,409,589	5,847,549
Salomon Brothers Mortgage Securities Incorporated VII Series 2000-C2 Class C	7.73	07/18/2033	408,188	407,576
Salomon Brothers Mortgage Securities Incorporated VII Series 2001-C2 Class A3	6.50	11/13/2036	2,813,409	2,832,290
Sequoia Mortgage Trust Series 2010-H1 Class A1±	3.75	02/25/2040	1,454,117	1,466,988
Sequoia Mortgage Trust Series 2011-1 Class A1	4.13	02/25/2041	1,714,473	1,714,185
Structured Asset Securities Corporation Series 1982 Class B^	0.01	03/01/2020	150,836	145,073
Structured Asset Securities Corporation Series 1998-2 Class A±	0.71	02/25/2028	100,225	95,050
US Bank NA Series 2007-1 Class A	5.92	05/25/2012	3,090,991	3,233,609
Wachovia Bank Commercial Mortgage Trust Series 2003-C7 Class A1††(l)	4.24	10/15/2035	243,763	245,123
Wachovia Bank Commercial Mortgage Trust Series 2003-C8 Class A3(l)	4.45	11/15/2035	1,678,000	1,697,124

Total Non-Agency Mortgage Backed Securities (Cost $324,397,657)				328,404,972

Corporate Bonds and Notes: 14.24%

Consumer Discretionary: 1.26%

Diversified Consumer Services: 0.06%
Massachusetts Institute of Technology	5.60	07/01/2111	1,760,000	1,841,734

Media: 0.89%
Comcast Corporation	8.38	03/15/2013	6,106,000	6,870,123
DIRECTV Holings Financing Incorporated	3.50	03/01/2016	2,610,000	2,690,798
NBC Universal Incorporated††	2.88	04/01/2016	5,702,000	5,718,496
NBC Universal Incorporated††	4.38	04/01/2021	2,981,000	2,963,197
News America Incorporated††	6.15	02/15/2041	5,292,000	5,428,518
Time Warner Incorporated	6.25	03/29/2041	5,515,000	5,763,114

				29,434,246

Specialty Retail: 0.31%
Gap Incorporated(o)	5.95	04/12/2021	10,320,000	10,115,984

Consumer Staples: 1.11%

Beverages: 0.47%
Anheuser-Busch InBev Worldwide Incorporated(o)	4.13	01/15/2015	7,845,000	8,456,792
Pepsico Incorporated(o)	2.50	05/10/2016	7,070,000	7,138,869

				15,595,661

46	Wells Fargo Advantage Income Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Food & Staples Retailing: 0.06%
CVS Caremark Corporation	5.75%	05/15/2041	$2,125,000	$2,106,899

Food Products: 0.14%
Kraft Foods Incorporated Class A(o)	6.50	02/09/2040	4,230,000	4,763,365

Tobacco: 0.44%
Altria Group Incorporated	4.75	05/05/2021	4,310,000	4,354,040
Altria Group Incorporated	10.20	02/06/2039	2,845,000	4,223,107
Philip Morris International Incorporated	2.50	05/16/2016	5,880,000	5,915,486

				14,492,633

Energy: 1.23%

Oil, Gas & Consumable Fuels: 1.23%
Energy Transfer Partners LP	4.65	06/01/2021	3,890,000	3,877,470
Energy Transfer Partners LP	9.00	04/15/2019	3,032,000	3,905,844
Enterprise Products Operating LLC	5.95	02/01/2041	3,075,000	3,148,385
Kerr-McGee Corporation	6.95	07/01/2024	7,525,000	8,692,970
Marathon Petroleum Corporation††	6.50	03/01/2041	2,605,000	2,795,556
Midamerican Energy Holdings Company	6.50	09/15/2037	2,685,000	3,102,689
Rockies Express Pipeline††	3.90	04/15/2015	7,651,000	7,763,676
Western Gas Partners LP	5.38	06/01/2021	6,950,000	7,186,161

				40,472,751

Financials: 5.44%

Capital Markets: 1.19%
Goldman Sachs Group Incorporated	3.63	02/07/2016	6,170,000	6,187,369
Goldman Sachs Group Incorporated	6.25	02/01/2041	6,250,000	6,316,994
Goldman Sachs Group Incorporated	6.75	10/01/2037	3,326,000	3,341,922
Jefferies Group Incorporated	5.13	04/13/2018	4,425,000	4,476,591
Lazard Group LLC	6.85	06/15/2017	7,827,000	8,756,104
Lazard Group LLC	7.13	05/15/2015	5,837,000	6,577,803
Morgan Stanley	3.80	04/29/2016	3,545,000	3,562,257

				39,219,040

Consumer Finance: 0.49%
Capital One Bank USA NA	8.80	07/15/2019	1,775,000	2,281,402
Ford Motor Credit Company LLC	5.00	05/15/2018	9,755,000	9,672,629
Verizon Wireless Capital LLC	8.50	11/15/2018	3,120,000	4,087,287

				16,041,318

Diversified Financial Services: 2.02%
Bank of America Corporation	3.63	03/17/2016	3,570,000	3,603,965
Bank of America Corporation(o)	5.00	05/13/2021	11,110,000	11,089,602
Bank of America Corporation	6.00	09/01/2017	4,735,000	5,211,587
Citigroup Incorporated(o)	1.88	10/22/2012	9,195,000	9,391,396
Citigroup Incorporated	5.38	08/09/2020	4,430,000	4,667,740
General Electric Capital Corporation(o)	2.95	05/09/2016	14,150,000	14,197,643
General Electric Capital Corporation	4.63	01/07/2021	5,295,000	5,373,017
JPMorgan Chase & Company	4.63	05/10/2021	7,070,000	7,095,275
JPMorgan Chase & Company	6.80	10/01/2037	5,761,000	5,891,631

				66,521,856

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Income Funds	47

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Insurance: 1.16%
American International Group Incorporated Series MTN	5.85%	01/16/2018	$4,420,000	$4,706,027
CNA Financial Corporation	5.75	08/15/2021	3,320,000	3,520,833
CNA Financial Corporation	6.50	08/15/2016	1,652,000	1,861,090
Hartford Financial Services Group	5.50	03/30/2020	3,560,000	3,765,348
Hartford Financial Services Group	6.10	10/01/2041	1,780,000	1,779,817
MetLife Incorporated	5.88	02/06/2041	2,894,000	3,046,942
Protective Life Corporation	8.45	10/15/2039	3,565,000	4,192,469
Prudential Financial Incorporated	3.00	05/12/2016	5,780,000	5,780,723
Prudential Financial Incorporated	5.63	05/12/2041	2,170,000	2,146,666
Reinsurance Group of America	5.00	06/01/2021	4,745,000	4,789,446
WR Berkley Corporation	5.38	09/15/2020	2,465,000	2,558,754

				38,148,115

REIT: 0.58%
HCP Incorporated	5.65	12/15/2013	5,780,000	6,310,962
HCP Incorporated	6.75	02/01/2041	3,875,000	4,215,977
Health Care REIT Incorported	6.50	03/15/2041	1,940,000	1,961,324
Kilroy Realty Corporation	5.00	11/03/2015	1,920,000	2,014,401
Kilroy Realty Corporation	6.63	06/01/2020	2,560,000	2,809,784
Wea Finance LLC††	4.63	05/10/2021	1,890,000	1,886,218

				19,198,666

Health Care: 0.77%

Biotechnology: 0.30%
Amgen Incorporated	3.45	10/01/2020	4,729,000	4,574,546
Gilead Sciences Incorporated	4.50	04/01/2021	5,305,000	5,406,076

				9,980,622

Health Care Equipment & Supplies: 0.11%
Boston Scientific Corporation	6.40	06/15/2016	3,205,000	3,623,570

Health Care Providers & Services: 0.31%
Coventry Health Care Incorporated	5.95	03/15/2017	6,233,000	6,743,258
UnitedHealth Group Incorporated	5.95	02/15/2041	3,287,000	3,472,025

				10,215,283

Life Sciences Tools & Services: 0.03%
Thermo Fisher Scientific Incorporated	4.50	03/01/2021	870,000	906,199

Pharmaceuticals: 0.02%
Allergan Incorporated	3.38	09/15/2020	675,000	651,169

Industrials: 0.27%

Commercial Services & Supplies: 0.06%
Federated Retail Holdings Incorporated	6.38	03/15/2037	1,885,000	2,007,525

Professional Services: 0.10%
Verisk Analytics Incorporated	5.80	05/01/2021	3,045,000	3,225,833

Road & Rail: 0.11%
BSNF Railway Company	5.75	05/01/2040	3,576,000	3,752,519

48	Wells Fargo Advantage Income Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Information Technology: 0.53%

Communications Equipment: 0.10%
Juniper Networks Incorporated	5.95%	03/15/2041	$3,025,000	$3,172,650

Computers & Peripherals: 0.13%
Hewlett Packard Company LP	4.30	06/01/2021	4,265,000	4,299,508

Semiconductors & Semiconductor Equipment: 0.19%
Texas Instrument Incorporated	1.38	05/15/2014	6,170,000	6,197,290

Software: 0.11%
Adobe Systems Incorporated	4.75	02/01/2020	3,652,000	3,809,865

Materials: 0.50%

Chemicals: 0.50%
Dow Chemical Company	4.85	08/15/2012	6,095,000	6,372,676
Dow Chemical Company	5.90	02/15/2015	3,255,000	3,695,978
Dow Chemical Company	8.55	05/15/2019	4,809,000	6,262,376

				16,331,030

Telecommunication Services: 1.17%

Diversified Telecommunication Services: 0.91%
AT&T Incorporated	2.95	05/15/2016	7,545,000	7,653,505
AT&T Incorporated	4.45	05/15/2021	5,305,000	5,403,196
AT&T Incorporated	6.40	05/15/2038	2,660,000	2,873,829
Frontier Communications Corporation	8.13	10/01/2018	1,840,000	2,021,700
Frontier Communications Corporation	8.25	04/15/2017	5,395,000	5,921,013
Frontier Communications Corporation	8.50	04/15/2020	1,790,000	1,962,288
Verizon Communications Incorporated	3.00	04/01/2016	4,126,000	4,217,676

				30,053,207

Wireless Telecommunication Services: 0.26%
American Tower Corporation	4.50	01/15/2018	6,625,000	6,665,068
American Tower Corporation	5.05	09/01/2020	1,874,000	1,880,722

				8,545,790

Utilities: 1.96%

Electric Utilities: 1.03%
Ameren Corporation	8.88	05/15/2014	4,125,000	4,832,908
DPL Incorporated	6.88	09/01/2011	6,620,000	6,717,069
Duquesne Light Holdings Incorporated††	5.90	12/01/2021	3,620,000	3,662,329
FirstEnergy Solutions Company	6.05	08/15/2021	2,247,000	2,471,257
FirstEnergy Solutions Company	6.80	08/15/2039	1,701,000	1,822,664
Great Plains Energy Incorporated	4.85	06/01/2021	875,000	890,261
Nevada Power Company Series A(o)	8.25	06/01/2011	10,280,000	10,280,000
Progress Energy Incorporated	6.85	04/15/2012	3,070,000	3,232,400

				33,908,888

Multi-Utilities: 0.93%
CMS Energy Corporation	2.75	05/15/2014	2,535,000	2,553,255
CMS Energy Corporation	5.05	02/15/2018	4,155,000	4,327,844

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Income Funds	49

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Multi-Utilities (continued)
Dominion Resources Incorporated(o)	8.88%	01/15/2019	$9,930,000	$12,966,455
Puget Energy Incorporated††	6.00	09/01/2021	3,320,000	3,320,000
Sempra Energy	2.00	03/15/2014	7,520,000	7,586,116

				30,753,670

Total Corporate Bonds and Notes (Cost $454,227,642)				469,386,886

Municipal Bonds and Notes: 1.13%

California: 0.42%
California Build America Bonds (Tax Revenue)	7.60	11/01/2040	4,570,000	5,416,273
Los Angeles CA Community College District Build America Bonds (Tax Revenue)	6.75	08/01/2049	3,515,000	4,151,320
Los Angeles CA DW&P Build America Bonds (Utilities Revenue)	6.57	07/01/2045	3,955,000	4,429,758

				13,997,351

Illinois: 0.27%
Illinois (GO - State)	5.37	03/01/2017	2,835,000	2,976,410
Illinois (GO - State)	5.67	03/01/2018	2,835,000	2,988,600
Illinois (GO - State)	5.88	03/01/2019	2,835,000	2,979,869

				8,944,879

Nevada: 0.13%
Clark County NV Airport Authority (Airport Revenue)	6.82	07/01/2045	3,755,000	4,187,651

New Jersey: 0.17%
New Jersey State Turnpike Authority (Transportation Revenue)	7.10	01/01/2041	4,570,000	5,488,067

Texas: 0.14%
North Texas Tollway Authority (Transportation Revenue)	6.72	01/01/2049	4,008,000	4,445,954

Total Municipal Bonds and Notes (Cost $33,399,913)				37,063,902

US Treasury Securities: 14.76%
US Treasury Bond(o)	4.25	11/15/2040	23,395,000	23,497,353
US Treasury Bond«	4.38	05/15/2040	6,901,000	7,085,395
US Treasury Bond(o)	4.38	05/15/2041	2,169,000	2,226,283
US Treasury Bond(o)	4.50	02/15/2036	31,697,000	33,564,143
US Treasury Bond«	4.75	02/15/2041	24,656,000	26,917,424
US Treasury Note(o)	0.50	05/31/2013	28,479,000	28,499,021
US Treasury Note«	0.63	04/30/2013	29,727,000	29,833,720
US Treasury Note«	1.00	05/15/2014	125,722,000	126,546,736
US Treasury Note«	1.25	04/15/2014	48,099,000	48,790,423
US Treasury Note(o)	1.75	05/31/2016	12,907,000	12,945,334
US Treasury Note«	2.00	04/30/2016	67,461,000	68,572,757
US Treasury Note(o)	2.38	10/31/2014	44,356,000	46,449,071
Us Treasury Note(o)	2.38	05/31/2018	243,000	242,961
US Treasury Note(o)	3.13	05/15/2021	31,015,000	31,213,806

Total US Treasury Securities (Cost $484,305,273)				486,384,427

50	Wells Fargo Advantage Income Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Yankee Corporate Bonds and Notes: 6.22%

Consumer Discretionary: 0.09%

Media: 0.09%
Thomson Reuters Corporation	5.95%	07/15/2013	$2,855,000	$3,138,499

Consumer Staples: 0.39%

Beverages: 0.16%
Pernod Ricard SA††	5.75	04/07/2021	4,945,000	5,230,218

Food & Staples Retailing: 0.23%
Cencosud SA††	5.50	01/20/2021	3,200,000	3,187,955
Woolworths Limited††	4.55	04/12/2021	4,220,000	4,320,892

				7,508,847

Energy: 0.50%

Oil, Gas & Consumable Fuels: 0.50%
BP Capital Markets plc	4.74	03/11/2021	7,045,000	7,290,215
CNPC HK Overseas Capital††	5.95	04/28/2041	2,975,000	2,993,073
Husky Energy Incorporated	5.90	06/15/2014	1,913,000	2,142,005
Husky Energy Incorporated	7.25	12/15/2019	3,289,000	4,004,769

				16,430,062

Financials: 3.56%

Capital Markets: 0.05%
Mubadala Development Company††	5.50	04/20/2021	1,440,000	1,477,436

Commercial Banks: 1.85%
Caisse Centrale Desjardins††	2.55	03/24/2016	4,050,000	4,133,940
HSBC Holdings plc	5.10	04/05/2021	8,725,000	9,078,912
HSBC Holdings plc	6.80	06/01/2038	3,677,000	4,073,134
Itau Unibanco Holding SA††	6.20	04/15/2020	2,170,000	2,208,266
Korea Development Bank	3.25	03/09/2016	5,259,000	5,273,147
Lloyds TSB Bank plc(o)	6.38	01/21/2021	3,855,000	4,080,679
Nordea Bank AB††	4.88	05/13/2021	7,645,000	7,629,878
Rabobank Nederland NV(o)	5.25	05/24/2041	7,082,000	7,135,752
Standard Chartered plc††	3.20	05/12/2016	7,620,000	7,648,316
Swedish Export Credit Corporation	3.25	09/16/2014	9,040,000	9,603,662

				60,865,686

Consumer Finance: 0.10%
CNOOC Finance 2011 Limited††	4.25	01/26/2021	3,440,000	3,402,287

Diversified Financial Services: 1.08%
Abbey National Treasury Services	2.88	04/25/2014	3,515,000	3,546,136
Abbey National Treasury Services	4.00	04/27/2016	7,095,000	7,133,072
Barclays Bank plc††	2.50	09/21/2015	4,726,000	4,719,261
BNP Paribas††	2.20	11/02/2015	10,784,000	10,641,479
Credit Suisse Guernsey††	2.60	05/27/2016	3,965,000	3,980,071
Credit Suisse New York NY	6.00	02/15/2018	5,070,000	5,579,687

				35,599,706

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Income Funds	51

TOTAL RETURN BOND PORTFOLIO

Security Name	Interest Rate	Maturity Date	Principal	Value

Thrifts & Mortgage Finance: 0.48%
Achmea Hypotheekbank NV††	3.20%	11/03/2014	$15,115,000	$15,939,100

Materials: 0.55%

Chemicals: 0.10%
Braskem Finance Limited††	5.75	04/15/2021	3,285,000	3,285,000

Construction Materials: 0.06%
Votorantim Cimentos SA††	7.25	04/05/2041	1,835,000	1,812,063

Metals & Mining: 0.39%
ArcelorMittal	5.50	03/01/2021	3,224,000	3,247,887
ArcelorMittal	6.75	03/01/2041	1,775,000	1,789,342
Barrick Gold Corporation††%%	2.90	05/30/2016	7,930,000	7,952,014

				12,989,243

Telecommunication Services: 0.69%

Diversified Telecommunication Services: 0.51%
Hutchison Whampoa International Limited††	5.75	09/11/2019	5,475,000	5,923,288
Telefonica Emisiones SAU	5.98	06/20/2011	4,265,000	4,275,603
Telemar Norte Leste SAU††	5.50	10/23/2020	6,880,000	6,750,656

				16,949,547

Wireless Telecommunication Services: 0.18%
America Movil SAB SA	5.00	10/16/2019	2,845,000	3,003,751
Telefonica Moviles Chile††	2.88	11/09/2015	2,800,000	2,773,140

				5,776,891

Utilities: 0.44%

Electric Utilities: 0.44%
Korea Hydro & Nuclear Power Company Limited††	3.13	09/16/2015	4,515,000	4,503,550
PPL WEM Holdings plc††	3.90	05/01/2016	4,775,000	4,928,320
PPL WEM Holdings plc††	5.38	05/01/2021	4,740,000	4,971,814

				14,403,684

Total Yankee Corporate Bonds and Notes (Cost $200,446,281)				204,808,269

Yankee Government Bonds: 0.97%
Republic of Chile	3.88	08/05/2020	5,330,000	5,303,350
Republic of Hungary	6.38	03/29/2021	6,699,000	7,008,829
Republic of Indonesia††	4.88	05/05/2021	3,150,000	3,197,250
State of Qatar††	4.00	01/20/2015	9,070,000	9,512,163
United Mexican States	5.13	01/15/2020	2,106,000	2,263,949
United Mexican States	6.05	01/11/2040	4,434,000	4,706,691

Total Yankee Government Bonds (Cost $31,390,660)				31,992,232

Short-Term Investments: 11.56%

Corporate Bonds and Notes: 0.24%
Gryphon Funding Limited(a)(i)(v)	0.00	08/05/2011	3,967,237	1,671,397
VFNC Corporation(a)††(i)(v)±	0.19	09/29/2011	11,265,034	6,308,419

				7,979,816

52	Wells Fargo Advantage Income Funds	Portfolio of Investments—May 31, 2011

TOTAL RETURN BOND PORTFOLIO

Security Name	Yield	Shares	Value

Investment Companies: 11.32%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)(o)	0.05%	204,875,242	$204,875,242
Wells Fargo Securities Lending Cash Investments, LLC(v)(l)(u)(r)	0.18	168,068,239	168,068,239

			372,943,481

Total Short-Term Investments (Cost $376,930,028)			380,923,297

Total Investments in Securities
(Cost $4,048,835,285)*	124.85%	4,113,860,578
Other Assets and Liabilities, Net	(24.85)	(818,826,631)

Total Net Assets	100.00%	$3,295,033,947

	Interest Rate	Maturity Date	Principal

Schedule of TBA Sale Commitments: (7.14%)
FHLMC%%	5.00	06/01/2039	$(14,000,000)	(14,846,566)
FNMA%%	3.50	06/01/2034	(14,300,000)	(14,579,293)
FNMA%%	5.00	07/15/2035	(32,400,000)	(34,369,304)
FNMA%%	5.00	06/01/2041	(88,600,000)	(94,303,626)
FNMA%%	6.00	08/25/2038	(70,300,000)	(77,319,033)

Total Schedule of TBA Sale Commitments (Proceeds Received $(234,169,133))				(235,417,822)

%%	Security issued on a when-issued (TBA) basis.

«	All or a portion of this security is on loan.

(a)	Security is fair valued by the Management Valuation Team, and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation as illiquid is unaudited.

(v)	Security represents investment of cash collateral received from securities on loan.

(l)	Investment in an affiliate. The total cost of affiliated investments is $374,859,373.

(o)	Security pledged as collateral for when-issued (TBA) securities.

(u)	Rate shown is the 7-day annualized yield at period end.

(r)	The investment company is exempt from registration under Section 3(c)(7) of the 1940 Act.

*	Cost for federal income tax purposes is $4,054,322,387 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$69,540,791
Gross unrealized depreciation	(10,002,600)

Net unrealized appreciation	$59,538,191

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

54	Wells Fargo Advantage Income Funds	Statements of Assets and Liabilities—May 31, 2011

	Inflation-Protected Bond Portfolio	Total Return Bond Portfolio

Assets
Investments
In unaffiliated securities (including securities on loan), at value	$104,359,776	$3,738,974,850
In affiliated securities, at value	2,162,135	374,885,728

Total investments, at value (see cost below)	106,521,911	4,113,860,578
Cash	0	61,532
Receivable for investments sold	0	760,510,956
Principal paydown receivable	0	907,906
Premiums paid on credit default swap transactions	0	100,250
Receivable for interest	605,380	16,920,497
Receivable for securities lending income	604	23,267
Unrealized gains on credit default swap transactions	0	24,065
Prepaid expenses and other assets	95	92,309

Total assets	107,127,990	4,892,501,360

Liabilities
Payable for investments purchased	0	1,188,715,158
Unrealized losses on credit default swap transactions	0	87,270
Payable upon receipt of securities loaned	2,193,000	172,054,785
Payable for daily variation margin on open futures contracts	2,250	0
TBA sale commitments, at value (see proceeds received below)	0	235,417,822
Premium received on credit default swap transactions	0	219,466
Advisory fee payable	34,764	912,980
Professional fees payable	13,997	56,452
Accrued expenses and other liabilities	2,950	3,480

Total liabilities	2,246,961	1,597,467,413

Total net assets	$104,881,029	$3,295,033,947

Total investments, at cost	$98,807,123	$4,048,835,285

Securities on loan, at value	$2,149,153	$168,822,296

Proceeds received on TBA sale commitments	$0	$234,169,133

The accompanying notes are an integral part of these financial statements.

Statements of Operations—Year Ended May 31, 2011	Wells Fargo Advantage Income Funds	55

	Inflation-Protected Bond Portfolio	Total Return Bond Portfolio

Investment income
Interest*	$3,999,572	$101,368,173
Income from affiliated securities	338	463,878
Securities lending income, net	3,193	187,834

Total investment income	4,003,103	102,019,885

Expenses
Advisory fee	434,095	11,266,752
Custody and accounting fees	2,648	222,276
Professional fees	24,616	77,630
Shareholder report expenses	838	5,001
Trustees’ fees and expenses	10,578	10,578
Other fees and expenses	3,095	75,592

Total expenses	475,870	11,657,829
Less: Fee waivers and/or expense reimbursements	(6,211)	(749,654)

Net expenses	469,659	10,908,175

Net investment income	3,533,444	91,111,710

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated securities	4,181,024	118,100,612
Affiliated securities	0	210,572
Credit default swap transactions	0	130,324
Futures transactions	20,417	0
TBA sale commitments	0	(4,501,238)

Net realized gains on investments	4,201,441	113,940,270

Net change in unrealized gains (losses) on:
Unaffiliated securities	1,417,087	2,579,426
Affiliated securities	0	(44,580)
Credit default swap transactions	0	400,549
Futures transactions	(15,780)	0
TBA sale commitments	0	(1,104,568)

Net change in unrealized gains (losses) on investments	1,401,307	1,830,827

Net realized and unrealized gains (losses) on investments	5,602,748	115,771,097

Net increase in net assets resulting from operations	$9,136,192	$206,882,807

* Net of foreign withholding taxes of	$0	$47,214

The accompanying notes are an integral part of these financial statements.

56	Wells Fargo Advantage Income Funds	Statements of Changes in Net Assets

	Inflation-Protected Bond Portfolio		Total Return Bond Portfolio
	Year Ended May 31, 2011	Year Ended May 31, 2010	Year Ended May 31, 2011	Year Ended May 31, 2010

Operations
Net investment income	$3,533,444	$5,225,187	$91,111,710	$98,341,751
Net realized gains on investments	4,201,441	1,287,419	113,940,270	123,252,768
Net change in unrealized gains (losses) on investments	1,401,307	6,266,230	1,830,827	38,195,601

Net increase in net assets resulting from operations	9,136,192	12,778,836	206,882,807	259,790,120

Capital share transactions
Transactions in investors’ beneficial interests
Contributions	27,645,889	46,961,891	535,940,278	1,458,739,298
Withdrawals	(69,607,205)	(67,163,810)	(68,694,724)	(1,059,512,367)

Net increase (decrease) in net assets resulting from capital share transactions	(41,961,316)	(20,201,919)	467,245,554	399,226,931

Total increase (decrease) in net assets	(32,825,124)	(7,423,083)	674,128,361	659,017,051

Net assets
Beginning of period	137,706,153	145,129,236	2,620,905,586	1,961,888,535

End of period	$104,881,029	$137,706,153	$3,295,033,947	$2,620,905,586

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Income Funds	57

	Ratio to Average Net Assets				Portfolio Turnover Rate
	Net Investment Income	Gross Expenses	Net Expenses	Total Return

Inflation-Protected Bond Portfolio
June 1, 2010 to May 31, 2011	3.25%	0.44%	0.43%	8.19%	19%
June 1, 2009 to May 31, 2010	3.53%	0.45%	0.44%	8.28%	31%
June 1, 2008 to May 31, 2009	1.70%	0.45%	0.37%	(1.33)%	53%
June 1, 2007 to May 31, 2008	5.78%	0.48%	0.40%	12.78%	40%
June 1, 2006 to May 31, 2007	4.39%	0.49%	0.34%	4.31%	37%

Total Return Bond Portfolio
June 1, 2010 to May 31, 2011	2.99%	0.37%	0.35%	7.02%	789%
June 1, 2009 to May 31, 2010	3.78%	0.38%	0.34%	10.87%	638%
June 1, 2008 to May 31, 2009	4.92%	0.40%	0.39%	6.58%	633%
June 1, 2007 to May 31, 2008	5.05%	0.42%	0.40%	6.72%	572%
June 1, 2006 to May 31, 2007	5.02%	0.42%	0.39%	6.76%	665%

58	Wells Fargo Advantage Income Funds	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Master Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage Inflation-Protected Bond Portfolio (“Inflation-Protected Bond Portfolio”) and Wells Fargo Advantage Total Return Bond Portfolio (“Total Return Bond Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

Interests in the Portfolios are sold without any sales charge in private placement transactions to qualified investors, including open-end management investment companies.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Portfolios to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Security loans

The Portfolios may lend their securities from time to time in order to earn additional income in the form of fees or interest on securities received as collateral or the investment of any cash received as collateral. A Portfolio continues to receive interest or dividends on the securities loaned. A Portfolio receives collateral in the form of cash or securities with a value at least equal to the value of the securities on loan. The value of the loaned securities is determined at the close of each business day and any additional required collateral is delivered to the Portfolio on the next business day. In the event of default or bankruptcy by the borrower, a Portfolio could experience delays and costs in recovering the loaned securities or in gaining access to the collateral. In addition, the investment of any cash collateral received may lose all or part of its value. The Portfolio has the right under the lending agreement to recover the securities from the borrower on demand.

The Portfolios lend their securities through an unaffiliated securities lending agent. Cash collateral received in connection with their securities lending transactions is invested in Wells Fargo Securities Lending Cash Investments, LLC (the “Cash Collateral Fund”). The Cash Collateral Fund is exempt from registration under Section 3(c)(7) of the 1940 Act and is managed by Wells Fargo Funds Management LLC (“Funds Management”) and is sub-advised by Wells Capital Management Incorporated (“Wells Capital Management”). Funds Management receives an advisory fee starting at 0.05% and declining to 0.01% as the average daily net assets of the Cash Collateral Fund increase. All of the fees received by Funds Management are paid to Wells Capital Management for its services as sub-adviser. The Cash Collateral Fund seeks to provide a positive return compared to the daily Fed Funds Open rate by investing in high-quality, U.S. dollar-denominated short-term money market instruments. Cash Collateral Fund investments are fair valued based upon the

Notes to Financial Statements	Wells Fargo Advantage Income Funds	59

amortized cost valuation technique. Income earned from investment in the Cash Collateral Fund is included in securities lending income on the Statements of Operations.

In a securities lending transaction, the net asset value of a Portfolio will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of instruments in which cash collateral is invested. The amount of securities lending activity undertaken by a Portfolio fluctuates from time to time. After the occurrence of a default or impairment of structured investment vehicles purchased in a joint account by the Portfolios’ former securities lending agent, as the various participating Portfolios’ lending activity fluctuated, their ratable interest in the joint account, including their ratable exposure to the defaulted or impaired structured investment vehicles fluctuated depending on the relative activity of each participating Portfolio. In order to eliminate the fluctuation of the various Portfolios’ ratable exposure to the defaulted or impaired structured investment vehicles, the adviser to the Portfolios recommended to the Board of Trustees, and the Board of Trustees approved, actions designed to fix the allocation of percentage ownership in defaulted or impaired structured investment vehicles among all Portfolios participating in securities lending (“side pocketing”) based on each Portfolio’s percentage ownership of the total cash collateral investment joint account as of the date the fixed allocation is implemented. Accordingly, on February 13, 2009 a side pocketing occurred, which fixed each Portfolio’s ownership of defaulted or impaired structured investment vehicle in the joint account based on each such Portfolio’s percentage ownership of the joint account as of such date.

When-issued transactions

Each Portfolio may purchase securities on a forward commitment or ‘when-issued’ basis. A Portfolio records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Portfolio begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Term loans

Each Portfolio may invest in term loans. The loans are marked-to-market daily and the Portfolio begins earning interest when the loans are funded. The loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. The Portfolio assumes the credit risk of the borrower and there could be potential loss to the Portfolio in the event of default by the borrower.

Futures contracts

Certain Portfolios may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

TBA sale commitments

A Portfolio may enter into To Be Announced (“TBA”) sale commitments to hedge its portfolio positions or to sell mortgage-backed securities it owns under delayed delivery arrangements. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as “cover” for the transaction. Unsettled TBA sale commitments are valued at the current market value of the underlying securities, generally according to the procedures described under “Securities valuation”. The contract is marked-to-market daily and the change in market value is recorded by the Portfolio as an unrealized gain or loss. If the TBA sale commitment is closed through the acquisition of an offsetting purchase commitment, the Portfolio realizes a

60	Wells Fargo Advantage Income Funds	Notes to Financial Statements

gain or loss. If the Portfolio delivers securities under the commitment, the Portfolio realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.

Inflation-indexed bonds and TIPS

Certain Portfolios may invest in inflation-indexed bonds, including Treasury Inflation-Protected Securities (TIPS). Inflation-indexed bonds are fixed income securities whose principal value is periodically adjusted according to the rate of inflation. If the index measuring inflation falls, the principal value of inflation-indexed bonds (other than municipal inflation indexed bonds and certain corporate inflation-indexed bonds) will be adjusted downward, and consequently the interest payable on these securities (calculated with respect to a smaller principal amount) will be reduced. Repayment of the original bond principal upon maturity (as adjusted for inflation) is guaranteed in the case of U.S. Treasury inflation-indexed bonds. For bonds that do not provide a similar guarantee, the adjusted principal value of the bond repaid at maturity may be less than the original principal. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates are tied to the relationship between nominal interest rates and the rate of inflation. If nominal interest rates increase at a faster rate than inflation, real interest rates may rise, leading to a decrease in value of inflation-indexed bonds. Inflation-indexed bonds, including TIPS, decline in value when real interest rates rise. In certain interest rate environments, such as when real interest rates are rising faster than nominal interest rates, inflation-indexed bonds may experience greater losses than other fixed income securities with similar durations.

Credit default swaps

Certain Portfolios may be subject to credit risk in the normal course of pursuing its investment objectives. The Portfolio may enter into credit default swap contracts for hedging or speculative purposes to provide or receive a measure of protection against default on a referenced entity, obligation or index or for investment gains. Credit default swaps involve an exchange of a stream of payments for protection against the loss in value of an underlying security or index. Under the terms of the swap, one party acts as a guarantor (referred to as the seller of protection) and receives a periodic stream of payments, provided that there is no credit event, from another party (referred to as the buyer of protection) that is a fixed percentage applied to a notional principal amount over the term of the swap. An index credit default swap references all the names in the index, and if a credit event is triggered, the credit event is settled based on that name’s weight in the index. A credit event includes bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium, and restructuring. The Portfolio may enter into credit default swaps as either the seller of protection or the buyer of protection. As the seller of protection, the Portfolio is subject to investment exposure on the notional amount of the swap and has assumed the risk of default of the underlying security or index. As the buyer of protection, the Portfolio could be exposed to risks if the seller of the protection defaults on its obligation to perform, or if there are unfavorable changes in the fluctuation of interest rates. The maximum potential amount of future payments (undiscounted) that the Portfolio as the seller of protection could be required to make under the credit default swap contract would be an amount equal to the notional amount of the swap contract. The Portfolio’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk is mitigated by having a master netting arrangement between the Portfolio and the counterparty and by having the counterparty post collateral to cover the Portfolio’s exposure to the counterparty.

If the Portfolio is the seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will pay to the buyer of protection the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index. If the Portfolio is the buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will receive from the seller of protection the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index.

Any premiums paid or received on the transactions are recorded as an asset or liability on the Statements of Assets and Liabilities and amortized. The value of the swap contract is marked-to-market daily based on quotations from an independent pricing service or market makers and any change in value is recorded as an unrealized gain or loss. Periodic payments made or received are recorded as realized gains or losses. In addition, payments received or made as a result of a credit event or termination of the contract are recognized as realized gains or losses.

Certain credit default swap contracts entered into by the Portfolio provide for conditions that result in events of default or termination that enable the counterparty to the agreement to cause an early termination of the transactions under those agreements. Any election by the counterparty to terminate early may impact the amounts reported on the financial statements.

Notes to Financial Statements	Wells Fargo Advantage Income Funds	61

Mortgage dollar roll transactions

The Portfolios may engage in mortgage dollar roll transactions with respect to mortgage-backed securities issued by Government National Mortgage Association (GNMA), Federal National Mortgage Association (FNMA) and Federal Home Loan Mortgage Corporation (FHLMC). In a mortgage dollar roll transaction, a Portfolio sells a mortgage-backed security to a financial institution, such as a bank or broker-dealer and simultaneously agrees to repurchase a substantially similar security from the institution at a later date at an agreed upon price. The mortgage-backed securities that are repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different pre-payment histories. During the roll period, a Portfolio foregoes principal and interest paid on the securities. A Portfolio is compensated by the difference between the current sales price and the forward price for the future purchase as well as by the earnings on the cash proceeds of the initial sale. Mortgage dollar rolls may be renewed without physical delivery of the securities subject to the contract. The Portfolios account for the dollar roll transactions as purchases and sales.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Interest income from foreign securities is recorded net as foreign taxes withheld where recovery of such taxes is not assured.

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. The Portfolios are not required to pay federal income taxes on their net investment income and net capital gain as they are treated as partnerships for federal income tax purposes. All interest, dividends, gains and losses of a Portfolio are deemed to have been “passed through” to the interestholders in proportion to their holdings of the Portfolio regardless of whether such interest, dividends and gains have been distributed by the Portfolio.

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

62	Wells Fargo Advantage Income Funds	Notes to Financial Statements

As of May 31, 2011, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Inflation-Protected Bond Portfolio
U.S. Treasury obligations	$103,037,025	$0	$0	$103,037,025
Short-term investments
Investment companies	604,975	1,557,160	0	2,162,135
U.S. Treasury securities	49,999	0	0	49,999
Corporate bonds and notes	0	0	1,272,752	1,272,752
	$103,691,999	$1,557,160	$1,272,752	$106,521,911
Total Return Bond Portfolio
Agency securities	0	$1,897,974,543	$0	$1,897,974,543
Asset-backed securities		276,922,050	0	276,922,050
Corporate bonds and notes	0	469,386,886	0	469,386,886
Municipal bonds and notes	0	37,063,902	0	37,063,902
Non-agency mortgage backed securities	0	328,404,972	0	328,404,972
U.S. Treasury securities	486,384,427	0	0	486,384,427
Yankee corporate bonds and notes	0	204,808,269	0	204,808,269
Yankee government bonds	0	31,992,232	0	31,992,232
Short-term investments
Corporate bonds and notes	0	0	7,979,816	7,979,816
Investment companies	204,875,242	168,068,239	0	372,943,481
	$691,259,669	$3,414,621,093	$7,979,816	$4,113,860,578

Further details on the major security types listed above can be found in the Portfolio of Investments.

As of May 31, 2011, the inputs used in valuing TBA sale commitments, which are carried at their value, were as follows:

TBA sale commitments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Total Return Bond Portfolio	$0	$(235,417,822)	$0	$(235,417,822)

As of May 31, 2011, the inputs used in valuing each Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Other Financial Instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Credit default swap contracts*
Total Return Bond Portfolio	$0	$(182,421)	$0	$(182,421)
Futures contracts
Inflation-Protected Bond Portfolio	(15,780)	0	0	(15,780)

*	The value of swap contracts consists of unrealized gains (losses) and premiums paid/received on swap contracts as reflected on the Statements of Assets and Liabilities.

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended May 31, 2011, the Portfolios did not have any significant transfers into/out of Level 1 and Level 2.

Notes to Financial Statements	Wells Fargo Advantage Income Funds	63

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining value:

	Inflation- Protected Bond Portfolio	Total Return Bond Portfolio
Corporate bonds and notes
Balance as of May 31, 2010	$1,555,707	$9,753,867
Accrued discounts (premiums)	0	0
Realized gains (losses)	0	0
Change in unrealized gains (losses)	258,784	1,622,508
Purchases	0	0
Sales	(541,739)	(3,396,559)
Transfers into Level 3	0	0
Transfers out of Level 3	0	0
Balance as of May 31, 2011	$1,272,752	$7,979,816
Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$8,226	$51,574

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Funds Management, an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.40% and declining to 0.30% as the average daily net assets of each Portfolio increases. For the year ended May 31, 2011, the advisory fee was equivalent to an annual rate of 0.40% and 0.36% of the average daily net assets of Inflation-Protected Bond Portfolio and Total Return Bond Portfolio, respectively.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Portfolios. Wells Capital Management, an affiliate of Funds Management, is the sub-adviser to each Portfolio. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by a Portfolio to the adviser. The sub-adviser is entitled to receive an annual sub-advisory fee starting at 0.20% and declining to 0.10% as the average daily net assets of each Portfolio increases.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Funds. Waiver of fees and/or reimbursement of expenses by Funds Management were made first from fund level expenses on a proportionate basis and then from class specific expenses.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the year ended May 31, 2011 were as follows:

	Purchases at Cost		Sales Proceeds
	U.S. Government	Non-U.S. Government	U.S. Government	Non-U.S. Government
Inflation-Protected Bond Portfolio	$20,626,630	$0	$60,668,027	$0
Total Return Bond Portfolio	32,454,311,230	4,321,244,464	31,680,331,470	4,201,895,487

64	Wells Fargo Advantage Income Funds	Notes to Financial Statements

6. DERIVATIVE TRANSACTIONS

During the year ended May 31, 2011, the Inflation-Protected Bond Portfolio entered into futures contracts to speculate on interest rates.

At May 31, 2011, Inflation-Protected-Bond Portfolio had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Initial Notional Amount	Value at May 31, 2011	Net Unrealized Gains (Losses)
September 2011	16 Short	10-Year U.S. Treasury Notes	$1,945,970	$1,961,750	$(15,780)

Inflation-Protected Bond Portfolio had an average notional amount of $344,545 in futures contracts during the year ended May 31, 2011.

The payable for daily variation margin on open futures contracts reflected in the Statements of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statements of Operations.

Total Return Bond Portfolio enters into credit default swap contracts as a substitute for taking a position in the underlying security or basket of securities or to potentially enhance the Portfolio’s total return. At May 31, 2011, Total Return Bond Portfolio had the following credit default swap contracts outstanding:

Credit default swaps on debt obligations – Buy protection

Expiration Date	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Made by the Fund	Market Value	Upfront Premiums Paid/ (Received)	Net Unrealized Gains (Losses)
06/20/2016	Citibank	Lockheed Martin Corporation, 7.65%, 5/1/2016	A-	$5,000,000	1.00%	$(166,894)	$(144,317)	$(22,577)

Credit default swaps on debt obligations– Sell protection

Expiration Date	Counterparty	Reference Debt Obligation	Rating of Reference Debt Obligation*	Notional Amount	Fixed Payments Received by the Fund	Market Value	Upfront Premiums Paid/ (Received)	Net Unrealized Gains (Losses)
06/20/2016	Citibank	Northrop Grumman Corporation, 7.75%, 2/15/2031	BBB+	$5,000,000	1.00%	$124,315	$100,250	$24,065

Credit default swaps on an index – Buy protection

Expiration Date	Counterparty	Reference Index	Notional Amount	Fixed Payments Made by the Fund	Market Value	Upfront Premiums Paid/ (Received)	Net Unrealized Gains (Losses)
06/20/2016	Barclays	Markit CDX North America Investment Grade 16 Index	$10,000,000	1.00%	$(69,921)	$(51,563)	$(18,358)
06/20/2016	Barclays	Markit CDX North America Investment Grade 16 Index	10,000,000	1.00%	(69,921)	$(23,586)	(46,335)

*	Reflects the ratings of a nationally recognized ratings agency at period end. The credit rating serves as indicator of the current status of the payment/performance risk of the credit derivative. A rating of D would most likely indicate a trigger event of default has occurred although circumstances including bankruptcy, failure to pay, obligation default, obligation acceleration, repudiation/moratorium and restructuring may also cause a credit event to take place.

Notes to Financial Statements	Wells Fargo Advantage Income Funds	65

Total Return Bond Portfolio had an average notional balance on credit default swaps of $28,726,027 during the year ended May 31, 2011.

Total Return Bond Portfolio’s credit default swap transactions may contain provisions for early termination in the event the net assets declines below specific levels identified by the counterparty. If these levels are triggered, the counterparty may terminate the transaction and seek payment or request full collateralization of the derivative transaction in net liability positions. On May 31, 2011, the aggregate fair value of all derivative instruments with net asset contingent features that were in a liability positions amounted to $306,736.

The fair value, realized gains or losses and change in unrealized gains or losses on derivative instruments, if any, are reflected in the appropriate financial statements.

7. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

8. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of May 31, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

66	Wells Fargo Advantage Income Funds	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND INTERESTHOLDERS OF WELLS FARGO MASTER TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage Inflation-Protected Bond Portfolio and Wells Fargo Advantage Total Return Bond Portfolio, two of the portfolios constituting the Wells Fargo Master Trust (collectively the “Portfolios”), as of May 31, 2011, and the related statements of operations for the year then ended, statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for the each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Portfolios’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers, or other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned Portfolios of the Wells Fargo Master Trust as of May 31, 2011, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 29, 2011

Other Information (Unaudited)	Wells Fargo Advantage Income Funds	67

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Funds are publicly available on the Funds’ Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Funds are publicly available on the Funds’ Web site on a monthly, seven-day or more delayed basis. Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Funds and Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how Funds and Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ and Portfolios’ Web site at wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

TAX INFORMATION

Pursuant to Section 852 of the Internal Revenue Code, Total Return Bond Fund designated $28,834,845 as long-term capital gain distributions for the fiscal year ended May 31, 2011.

Pursuant to Section 871 of the Internal Revenue Code, the following amounts have been designated as interest-related dividends for nonresident alien shareholders:

Interest-Related Dividends
Inflation-Protected Bond Fund	$1,623,901
Total Return Bond Fund	73,839,362

Pursuant to Section 871 of the Internal Revenue Code, Total Return Bond Fund designated $109,555,651 as short-term capital gain dividends for nonresident alien shareholders.

68	Wells Fargo Advantage Income Funds	Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust and Wells Fargo Master Trust (the “Trusts”) and Officers of the Trusts. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Funds and Portfolios. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trusts, Wells Fargo Variable Trust, and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Income Funds	69

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Trustees of the Funds’ and the Portfolios’ and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Web site at www.wellsfargo.com/advantagefunds.

70	Wells Fargo Advantage Income Funds	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Inflation-Protected Bond Fund, Total Return Bond Fund, Inflation-Protected Bond Portfolio and Total Return Bond Portfolio

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), that each Board of Trustees (each, a “Board” and collectively, the “Boards”) of Wells Fargo Funds Trust (“Funds Trust”) and Wells Fargo Master Trust (“Master Trust”) (collectively, the “Trusts”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trusts, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trusts’ investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Funds Trust Board reviewed and re-approved investment advisory agreements with Wells Fargo Funds Management, LLC (“Funds Management”) for each of the Inflation-Protected Bond Fund and Total Return Bond Fund (the “Bond Funds”). The Master Trust Board reviewed and re-approved: investment advisory agreements with Funds Management for: the Inflation-Protected Bond Portfolio and Total Return Bond Portfolio (the “Master Portfolios”). The Bond Funds and the Master Portfolios are, collectively, the “Funds.”

The Boards also reviewed and re-approved an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Inflation-Protected Bond Portfolio and Total Return Bond Portfolio. The investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Boards considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Boards also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

The Inflation-Protected Bond Fund and Total Return Bond Fund are gateway feeder funds that invest substantially all of their assets in the Inflation-Protected Bond Portfolio and Total Return Bond Portfolio, respectively, each of which has a substantially similar investment objective and substantially similar investment strategies to its respective Fund. Information provided to the Boards regarding these Funds is also applicable to the Master Portfolios identified above, as relevant. The Bond Funds may invest in additional Master Portfolios, in other Wells Fargo Advantage Funds, or directly in a portfolio of securities.

Nature, extent and quality of services

The Boards received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and Wells Capital Management under the Advisory Agreements. The Boards also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Boards received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Boards evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Boards further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Boards took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Boards’ decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Boards did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Boards evaluated information provided to them both in terms of the funds

Other Information (Unaudited)	Wells Fargo Advantage Income Funds	71

generally and with respect to each Fund specifically as it considered appropriate. Although the Boards considered the continuation of the Advisory Agreements for each of the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Boards considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Boards in concluding that they were satisfied with the nature, extent and quality of the investment advisory services provided to each Fund by Funds Management and Wells Capital Management.

Fund performance and expenses

The Boards considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Boards also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Boards received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Funds Trust Board noted that the performance of the Inflation-Protected Bond Fund was generally in range of or higher than the median performance of its Universe. The Funds Trust Board also noted that the performance of the Total Return Bond Fund was higher than the median performance of its Universe for all periods under review, except for the one-year period. The Funds Trust Board received an analysis of, and discussed factors contributing to, the performance of the Total Return Bond Fund for the one-year period. The Funds Trust Board was satisfied that Funds Management and Wells Capital Management were appropriately monitoring the Funds’ investment performance.

With respect to the Master Portfolios, the Master Trust Board reviews performance on both an absolute basis and relative to a universe of relevant funds on a quarterly basis. The Master Trust Board also took note of the performance of the Master Portfolios in the context of reviewing the performance of the Bond Funds.

The Funds Trust Board received and considered information regarding each Bond Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Funds Trust Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to each Bond Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Bond Fund’s Expense Group. The Funds Trust Board noted that the net operating expense ratios of each of the Bond Funds were in range of or lower than each Bond Fund’s respective Expense Group’s median net operating expense ratio, except the Investor Class of the Total Return Bond Fund. The Funds Trust Board further noted that Funds Management had agreed to continue contractual fee cap arrangements for the Total Return Bond Fund designed to lower the Fund’s expenses.

With respect to the Master Portfolios, the Master Trust Board reviewed the fee rates that are payable to Funds Management for investment advisory services (as discussed below) relative to an Expense Group.

Based on the above-referenced considerations and other factors, the Boards concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Boards reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and, with respect to the Bond Funds, on a combined basis with the Funds’ administration fee rates. The Funds Trust Board took into account the separate administrative and other services covered by the administration fee rates. The Funds Trust Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Funds Trust Board reviewed and considered the existing fee waiver/cap arrangements applicable to the

72	Wells Fargo Advantage Income Funds	Other Information (Unaudited)

Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Funds Trust Board received and considered information comparing the Advisory Agreement Rates and Net Advisory Rates with those of other funds in each Bond Fund’s Expense Group median. The Funds Trust Board noted that the Advisory Agreement Rates and Net Advisory Rates for the Bond Funds were in range of or not appreciably higher than the median rates of each Fund’s respective Expense Group.

The Funds Trust Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Funds Trust Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the Funds Trust Board determined, with respect to the Bond Funds, that the Advisory Agreement Rates, both with and without administration fee rates and before and after waivers, were acceptable in light of the Bond Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided.

The Master Trust Board received and considered information comparing the Advisory Agreement Rate with the median rate of other funds in each Master Portfolio’s Expense Group. The Master Trust Board noted that the Master Portfolios’ Advisory Agreement Rates were in range of each Master Portfolio’s respective Expense Group median.

The Master Trust Board concluded that the Advisory Agreement Rates were acceptable in light of the Master Portfolios’ Expense Group information and the services covered by the Advisory Agreements.

Both the Funds Trust Board and the Master Trust Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreements.

Profitability

The Boards received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. They considered that the information provided to them was necessarily estimated, and that the profitability information provided to them, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. They noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Boards concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Boards did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Boards reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rates of the Funds (as a percentage of Fund assets) as the Funds grow in size. They considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Boards noted that they would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Boards acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Boards’ understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other Information (Unaudited)	Wells Fargo Advantage Income Funds	73

Other benefits to Funds Management and Wells Capital Management

The Boards received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Boards considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Boards noted that the Funds pay sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. They also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Boards also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Boards also considered the markets for distribution of the Bond Funds’ shares, including the multiple channels through which the Bond Funds’ shares are offered and sold. The Boards noted that the Bond Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Boards review detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also review and assess information about the quality of the services that the Funds receive throughout the year. In this regard, the Boards have reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Boards confer with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on their deliberations and their evaluation of the information described above, the Boards concluded that approval of the continuation of the Advisory Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Boards unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

74	Wells Fargo Advantage Income Funds	List of Abbreviations

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Funds’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Funds’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	203486 07-11 AILD/AR103 05-11

Annual Report

May 31, 2011

WELLS FARGO ADVANTAGE MUNICIPAL INCOME FUNDS

■	Wells Fargo Advantage Strategic Municipal Bond Fund

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed are as of May 31, 2011 and are those of Wells Fargo Funds Management, LLC, and the Fund managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage Strategic Municipal Bond Fund.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $240 billion in assets under management, as of May 31, 2011.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage Strategic Municipal Bond Fund	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

Although the path of recovery within the U.S. has been uneven at times and growth remains subpar compared with previous recoveries, the consensus among economists is that the economy will likely continue to move toward a sustainable expansion during the second half of 2011.

Dear Valued Shareholder,

We are pleased to provide you with this annual report for the Wells Fargo Advantage Strategic Municipal Bond Fund for the 12-month period that ended May 31, 2011. After a series of extraordinary financial and economic events that affected the financial markets in the United States and throughout the world—dating back to the beginning of the financial crisis in 2008—the global economy continued to move toward a more sustainable recovery throughout the period. Against this backdrop, and despite several alarming headlines suggesting that state and local economies may not be recovering sufficiently to support their outstanding municipal debt, the municipal markets posted positive returns for the period.

The global economic recovery moved toward expansion.

The U.S. economic recovery that began in mid-2009 gained further momentum throughout the period, particularly toward the end of 2010. For example, advanced estimates of gross domestic product (GDP) indicated that the economy grew at an annualized rate of 1.8% during the first quarter of 2011. While this reading is lower than the 3.1% in the fourth quarter of 2010, it continues the streak of seven consecutive quarters of positive GDP growth. Although the path of recovery within the U.S. has been uneven at times and growth remains subpar compared with previous recoveries, the consensus among economists is that the economy will likely continue to move toward a sustainable expansion during the second half of 2011.

Jobs and housing remained troublesome.

By the end of the period, the unemployment rate in the U.S. stood at 9.0%, down from 9.9% a year earlier but still notably higher than historical averages. Unfortunately, the drop may be more attributable to a decline in the labor force than to a meaningful uptick in hiring. In fact, employers added just 1.1 million jobs during the entire 2010 calendar year, below the historical average of 1.4 million jobs created each year over the past 80 years, suggesting that the improving economy has yet to translate into widespread hiring. Meanwhile, the beleaguered housing market was an ongoing source of concern, despite some tentative late-year signs of stabilization. That said, persistent weakness in the labor and housing markets bears close watching in the months ahead.

Other economic data in the U.S. was more encouraging, reflecting greater confidence in the sustainability of the expansion on the part of both consumers and businesses. Retail sales came in strong at certain points during the period, including the critical holiday shopping season, and industrial production and new orders have picked up. Although still reluctant to hire, businesses have gradually increased spending in other areas, such as equipment and information technology. Core inflation, which excludes volatile food and energy prices, remained benign.

The Federal Reserve continued to do its part.

With inflation subdued, the Federal Reserve (the Fed) held its target range for the federal funds rate—a proxy for short-term interest rates—steady at 0.00% to 0.25%. On April 27, 2011, in its final statement of the 12-month period, the Fed noted that the economic recovery “is proceeding at a moderate pace,” while the

Letter to Shareholders	Wells Fargo Advantage Strategic Municipal Bond Fund	3

employment situation is “improving gradually.” With regard to inflation, the Fed noted that the rate of inflation increased but that “longer-term inflation expectations have remained stable and measures of underlying inflation are still subdued.” As a result, the Fed indicated that it intends to keep short-term rates at historically low levels for as long as necessary to ensure a sustainable recovery and expansion.

U.S. Treasury yields declined for most of the period.

Most sectors of the bond market performed well during 2010 and continued to post positive total returns through May 31, 2011, with interest income—rather than price gains—accounting for the bulk of those returns. This part of the investment cycle is known as the income phase and is typically characterized by relatively stable short-term rates and relatively small movements in bond yields. The current market environment is certainly holding true to a typical income phase, especially considering the Fed is maintaining an extraordinarily accommodative monetary policy. U.S. Treasuries continued to rally for much of the period, pulling yields lower in nearly all corners of the fixed-income markets, including municipal bonds.

In general, investors appeared increasingly convinced that economic growth would remain tepid throughout 2010 and 2011, but an even more powerful effect on the markets was the disinflationary sentiment that became more firmly entrenched during the late summer of 2010. The core consumer price index (CPI) declined to its lowest level on record, prompting the Fed to formally comment that inflation was well below levels that are consistent with its mandate. Consequently, the Fed mentioned during the fall that it was again willing to use all available tools to stimulate growth and promote maximum employment and price stability. This spurred further rallies in the U.S. Treasury market and across several of the riskier areas of the domestic fixed-income markets. Municipal bond markets followed the Treasury market for much of the period and continued to rally through the end of October 2010.

After trailing taxable bonds in 2010, the municipal market has thus far outperformed in 2011.

During the first half of the reporting period, municipal bonds rallied, with the Barclays Capital Municipal Bond Index1 generating a return of more than 3% during the first three months of the period. However, risk aversion at the state and local government levels returned in September, resulting in some lower returns in the lower-quality credit tiers, such as A-rated2 credits and below, and some negative returns in the higher-quality segments. As the period continued, lower-quality municipal bonds began to give back more of their gains from the first three months.

1.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the fund and not the fund itself. Standard & Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (-) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest).Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). We generally define higher-quality bonds as bond having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

4	Wells Fargo Advantage Strategic Municipal Bond Fund	Letter to Shareholders

If investors are willing to assume a bit more credit risk by moving beyond Treasuries into a well-researched and diversified municipal portfolio, it is possible to realize better income than what is being offered by short-term Treasuries.

After experiencing some market turmoil near the end of 2010—primarily the result of a heavy new issuance calendar, especially from the State of California and a spike in Build America Bonds—the municipal markets began 2011 with exceptionally higher yields than were typically being offered through most of 2010. These higher yields created good relative and absolute values in the tax-exempt markets compared with their taxable counterparts. This relative value relationship presented a compelling investment opportunity for municipal investors, which has been rewarded so far in 2011. Within the lower-quality investment-grade credits and high yield, performance has been particularly strong on a year-to-date basis as investor risk appetites seemed to have increased with an improving outlook about the health of state and local governments. Also, as would be expected in the current low rate environment, intermediate- and long-maturity bonds within both the taxable and municipal markets continue to benefit from strong demand.

Through May 31, 2011, the investment-grade Barclays Capital Municipal Bond Index returned 4.06%, with the Barclays Capital High Yield Bond Index3 posting a return of 2.67%. By comparison, on a year-to-date basis, the Barclays Capital U.S. Treasury Index4 and Barclays Capital U.S. Aggregate Bond Index5 returned 2.57% and 3.02%, respectively.

However, for the reporting period, the municipal bond index returned 3.18%, compared with 4.49% for the Treasury index and 5.84% for the broad-based U.S. aggregate index.

The municipal markets offer compelling valuations for diligent investors.

Considering the extremely low yields being offered by U.S. Treasuries, especially those notes with less than five-year maturities, most of the municipal market continues to offer an attractive alternative. There is still a level of uncertainty as the U.S. economy continues to search for sustainable growth, and several states must continue to aggressively manage their budgets. Nevertheless, if investors are willing to assume a bit more credit risk by moving beyond Treasuries into a well-researched and diversified municipal portfolio, it is possible to realize better income than what is being offered by short-term Treasuries.

Active management and credit analysis will drive fund construction and performance.

In this environment, we believe that fundamental credit analysis, issue selection, and yield-curve positioning will be the key drivers of portfolio construction and relative performance. At Wells Fargo Advantage Funds, we intend to continue assessing relative value opportunities throughout the municipal bond markets and across our lineup of municipal funds.

3.	The Barclays Capital High Yield Bond Index is an index consisting of all domestic and yankee bonds, rated below investment grade, with a minimum outstanding amount of $100 million and maturing over one year. You cannot invest directly in an index.

4.	The Barclays Capital U.S. Treasury Index is an index of U.S. Treasury securities. You cannot invest directly in an index.

5.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

Letter to Shareholders	Wells Fargo Advantage Strategic Municipal Bond Fund	5

We believe that interest rates will rise, and we believe the Wells Fargo Advantage Strategic Municipal Bond Fund is positioned to perform well—whether the yield curve remains unchanged or flattens, or whether interest rates stay stable or move higher through bonds that offer higher income and that benefit from the presently steep yield curve.

Thank you for choosing Wells Fargo Advantage Funds. We appreciate your confidence in us. Through each market cycle, we are committed to helping you meet your financial needs. If you have any questions about your investment, please contact your investment professional or call us at 1-800-222-8222. You may also visit our website at www.wellsfargo.com/advantagefunds.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

6	Wells Fargo Advantage Strategic Municipal Bond Fund	Performance Highlights

Wells Fargo Advantage Strategic Municipal Bond Fund

INVESTMENT OBJECTIVE

The Fund seeks current income exempt from regular federal income tax.

ADVISER

Wells Fargo Funds Management, LLC

SUB-ADVISER

Wells Capital Management Incorporated

PORTFOLIO MANAGERS

Wendy Casetta

Lyle J. Fitterer, CFA, CPA

Robert J. Miller

FUND INCEPTION

March 21, 1985

PERFORMANCE SUMMARY

12 MONTH TOTAL RETURN AS OF MAY 31, 2011
Class A (Excluding Sales Charge)	4.01%
Barclays Capital Municipal Bond Index[1]	3.18%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum sales charge is 4.50%. The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses, at 0.86%. The Fund’s gross and net expense ratios are 0.86% and 0.86%, respectively, for Class A shares. Without these reductions, the Fund’s returns would have been lower.

GROWTH OF $10,000 INVESTMENT[2] (AS OF MAY 31, 2011)

1.	The Barclays Capital Municipal Bond Index is an unmanaged index composed of long-term tax-exempt bonds with a minimum credit rating of Baa. You cannot invest directly in an index.

2.	The chart compares the performance of the Wells Fargo Advantage Strategic Municipal Bond Fund Class A shares for the most recent ten years with the Barclays Capital Municipal Bond Index. The chart assumes a hypothetical $10,000 investment in Class A and reflects all operating expenses and assumes the maximum initial sales charge of 4.50%.

Performance Highlights	Wells Fargo Advantage Strategic Municipal Bond Fund	7

Wells Fargo Advantage Strategic Municipal Bond Fund (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Fund outperformed its benchmark, the Barclays Capital Municipal Bond Index, for the 12-month period that ended May 31, 2011.

■

While interest rates changed modestly from the beginning of the period, interim volatility provided several opportunities to reposition the Fund’s duration, yield curve, ratings, and sector allocations.

■

The performance of lower-quality bonds was good for shorter-term securities, but longer-term bonds actually underperformed AA and AAA rated[3] issues. We repositioned the Fund during the third quarter of 2010 by selling short-term, high-quality issues and replacing them with higher-yielding bonds in the A/BBB sector, which benefited the Fund’s overall performance.

Rates are range bound, as the economic outlook remains uncertain.

Economic activity rebounded in the second half of 2010 but has slowed recently. Ironically, interest rates moved higher after the Fed’s announcement of the second round of quantitative easing, commonly referred to as QE2 – a plan to purchase $600 billion in long-term Treasury securities by mid-2011—but they have recently moved lower. Investors seem to be more concerned about the recent slowdown in the economy, renewed European sovereign debt risk, and the potential need for further stimulus from the Fed.

CREDIT QUALITY[3] (AS OF MAY 31, 2011)

3.	The ratings indicated are from Standard & Poor’s, Moody’s Investors Service, and/or Fitch Ratings Ltd. Credit Quality Ratings: Credit quality ratings apply to underlying holdings of the Fund and not the Fund itself. Standard and Poor’s rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). Ratings from A to CCC may be modified by the addition of a plus (+) or minus (–) sign to show relative standing within the rating categories. Moody’s rates the creditworthiness of bonds, ranging from Aaa (highest) to C (lowest). Ratings Aa to B may be modified by the addition of a number 1 (highest) to 3 (lowest) to show relative standing within the ratings categories. Fitch rates the creditworthiness of bonds, ranging from AAA (highest) to D (lowest). If a security was rated by all three rating agencies, the middle rating was utilized. If rated by two of three rating agencies, the lower rating was utilized and if rated by one of the agencies that rating was utilized. Credit quality is subject to change and is calculated based on the total investments of the Fund. We generally define higher-quality bonds as bond having a rating above BBB/Baa and lower-quality bonds as bonds having a rating below BBB/Baa.

Municipal rates tended to move directionally with Treasuries, which led to negative price performance in the fourth quarter of 2010 and into early 2011, but they have recently rallied. Continued concerns about municipal credit quality caused more volatility in the municipal market relative to other credit markets, such as corporate bonds—both high-yield and high-grade—or even emerging markets debt. Our team remains vigilant in monitoring the credit quality of existing holdings and any potential purchases. Despite headlines to the contrary, we are actually seeing some signs of improvement. Based on our experience, municipal credit quality trends tend to lag the broader economy by about 12 to 18 months. Since the economy bottomed in the second quarter of 2009, it makes sense that year-over-year revenue at the state level actually started growing again in 2010. In fact, we have now seen year-over-year growth in state revenues for the past five quarters.

8	Wells Fargo Advantage Strategic Municipal Bond Fund	Performance Highlights

Wells Fargo Advantage Strategic Municipal Bond Fund (continued)

We have aggressively moved to reposition this Fund over the past year in order to capitalize on opportunities we expect to play out over the next 12 to 24 months. Coming into the period, the Fund had almost 50% of its assets invested in pre-refunded or escrowed bonds. While these bonds provide a high degree of credit protection, they generate rather low levels of tax-exempt income. In addition, they tend to exhibit higher price correlations with the Treasury market. As Treasury prices reached low levels in the second quarter and early third quarter of 2010, we sold many of these bonds and purchased higher-yielding investment-grade bonds – many of which are rated A or BBB. Not only did this help to increase the Fund’s overall yield, the Fund also benefited from the outperformance of these bonds over the past six to nine months. We also decreased the Fund’s interest rate exposure at the same time. This duration positioning helped the Fund’s relative performance in late 2010 as interest rates moved rapidly higher. Municipal bonds underperformed Treasuries during this same time period due to renewed credit risks and supply/demand imbalances. We felt that these higher rates represented an opportunity, so we modestly increased our interest rate and credit exposure.

Lower-quality bonds remain attractive, the yield curve is steep, and rates are at historically low levels.

With the recent rally in rates, we are now close to an all-time low in yields. We have once again reduced our interest rate exposure. This reflects our outlook for improved economic growth in the second half of 2011 and an expectation for higher rates going forward. We also believe the steepness of the municipal curve represents an opportunity for investors. The curve is very steep by any measure. We believe the next cyclical move will be a bear flattener, when shorter maturity yields would be expected to rise more rapidly than longer term yields, and we have positioned the Fund to benefit throughout the flattening environment.

EFFECTIVE MATURITY DISTRIBUTION[4] (AS OF MAY 31, 2011)

Even though short-term, lower-quality investment grade bonds have performed well, we are still finding many opportunities within this area of the marketplace, specifically in A or BBB rated bonds. Our team of credit analysts has done a great job identifying what we believe are good credits in what has been a challenging credit environment. We currently favor bonds in the following sectors: health care; corporate-backed municipals, including industrial development revenue and pollution control revenue bonds (IDR/PCRs); airports; and even many local government obligations.

Higher rates and credit stability/improvement reflect our positioning going forward.

We believe the Fund is positioned to outperform in a flat or rising interest rate environment. As the economy improves, we expect credit to improve; and as credit improves, credit spreads will tighten. In a flat environment, we believe the Fund will generate higher levels of income due to our credit exposure and strategic curve positioning; and in a rising rate environment, we expect credit spreads will tighten and cause lower-rated investment-grade bonds to outperform. We also believe that the yield curve, which is near historically steep levels, will flatten, and we are positioned for that to occur. In a flat environment, we expect to generate higher levels of income because of strategic curve positioning. In a rising rate environment, we anticipate the curve to flatten and are positioned to benefit as this unfolds. If municipal yields move lower, the Fund will likely underperform, but we are willing to take that risk to provide better interest rate protection if rates move higher as we expect.

4.	Effective maturity is calculated based on the total long-term investments of the Fund. It is subject to change and may have changed since the date specified.

Performance Highlights	Wells Fargo Advantage Strategic Municipal Bond Fund	9

Wells Fargo Advantage Strategic Municipal Bond Fund (continued)

AVERAGE ANNUAL TOTAL RETURN5 (%) (AS OF MAY 31, 2011)

	Inception Date	Including Sales Charge				Excluding Sales Charge				Expense Ratios[6]
		6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[7]
Class A (VMPAX)	12/1/1994	(2.14)	(0.69)	2.47	3.00	2.48	4.01	3.41	3.48	0.86%	0.86%
Class B (VMPIX)**	3/21/1985	(2.90)	(1.77)	2.28	2.97	2.10	3.23	2.64	2.97	1.61%	1.61%
Class C (DHICX)	8/18/1997	1.10	2.23	2.64	2.73	2.10	3.23	2.64	2.73	1.61%	1.61%
Administrator Class (VMPYX)	10/6/1997					2.57	4.20	3.66	3.76	0.80%	0.69%
Barclays Capital Municipal Bond Index[1]						2.04	3.18	4.78	5.02

*	Returns for periods of less than one year are not annualized.

**	Class B shares are closed to investment, except in connection with the reinvestment of any distributions and permitted exchanges.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Fund’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For Class A shares, the maximum front-end sales charge is 4.50%. For Class B shares, the maximum contingent deferred sales charge is 5.00%. For Class C shares, the maximum contingent deferred sales charge is 1.00%. Performance including sales charge assumes the sales charge for the corresponding time period. Administrator Class shares are sold without a front-end sales charge or contingent deferred sales charge.

Bond fund values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond fund values fall and investors may lose principal value. High yield securities have a greater risk of default and tend to be more volatile than higher-rated debt securities. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Fund is exposed to active trading risk and municipal securities risk. Consult the Fund’s prospectus for additional information on these and other risks. A portion of the Fund’s income may be subject to federal, state, and/or local income taxes or the alternative minimum tax (AMT). Any capital gains distributions may be taxable.

5.	Historical performance shown for all classes of the Fund prior to July 12, 2010 is based on the performance of the Fund’s predecessor, Evergreen Strategic Municipal Bond Fund.

6.	Reflects the expense ratios as stated in the most recent prospectuses.

7.	The Adviser has committed through July 11, 2013 to waive fees and/or reimburse expenses to the extent necessary to cap the Fund’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 0.86% for Class A, 1.61% for Class B, 1.61% for Class C and 0.68% for Administrator Class. Without this cap, the Fund’s returns would have been lower.

10	Wells Fargo Advantage Strategic Municipal Bond Fund	Fund Expenses

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The “Actual” line of the table below provides in formation about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetic al Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetic al examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 12-01-2010	Ending Account Value 05-31-2011	Expenses Paid During the Period[1]	Net Annual Expense Ratio
Class A
Actual	$1,000.00	$1,024.82	$4.29	0.85%
Hypothetical (5% return before expenses)	$1,000.00	$1,020.69	$4.28	0.85%
Class B
Actual	$1,000.00	$1,021.01	$8.06	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	$8.05	1.60%
Class C
Actual	$1,000.00	$1,020.98	$8.06	1.60%
Hypothetical (5% return before expenses)	$1,000.00	$1,016.95	$8.05	1.60%
Administrator Class
Actual	$1,000.00	$1,025.67	$3.48	0.69%
Hypothetical (5% return before expenses)	$1,000.00	$1,021.49	$3.48	0.69%

1.	Expenses paid is equal to each class’ annualized expense ratio of each class multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year (to reflect the one-half year period).

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Strategic Municipal Bond Fund	11

Security Name	Interest Rate	Maturity Date	Principal	Value

Municipal Bonds and Notes: 96.95%

Alabama: 0.76%
Alabama 21st Century Authority Tobacco Settlement Revenue (Tobacco Revenue)	5.50%	12/01/2013	$2,500,000	$2,559,225
Chatom AL Industrial Development Board Solid Waste Disposal (Utilities Revenue)	4.00	08/01/2016	1,875,000	1,987,294

				4,546,519

Alaska: 0.20%
Alaska Industrial Development & Export Authority Snettisham Hydroelectric (Utilities Revenue, AMBAC Insured)	6.00	01/01/2014	1,165,000	1,167,878

Arizona: 3.58%
Arizona Health Facilities Authority Banner Health Series B (Health Revenue)±	1.01	01/01/2037	10,000,000	6,878,500
Arizona Health Facilities Authority Phoenix Children’s Hospital Series B (Health Revenue)±	1.03	02/01/2042	5,800,000	5,211,648
Fort McDowell AZ Yavapai Nation Gaming Revenue (Tax Revenue)	7.75	05/01/2024	3,000,000	3,133,080
Maricopa County AZ IDA Multifamily Housing Series A-1 (Housing Revenue, GNMA & FHA Insured)	5.75	10/20/2018	860,000	906,904
Maricopa County AZ Stadium District Revenue (Tax Revenue)	5.38	06/01/2013	3,260,000	3,188,671
Phoenix AZ Street & Highway User (Miscellaneous Revenue, AMBAC-TCR Insured)	6.25	07/01/2011	380,000	381,744
Scottsdale AZ IDA Hospital (IDR)	5.00	09/01/2012	1,615,000	1,676,806

				21,377,353

California: 7.83%
Alameda Corridor Transportation Authority (Transportation Revenue, AMBAC Insured)^	4.52	10/01/2014	500,000	432,195
Alameda Corridor Transportation Authority (Transportation Revenue, AMBAC Insured)^	4.98	10/01/2017	485,000	348,332
Alameda County CA COP Medical Center Project (Lease Revenue, NATL-RE Insured)	5.38	06/01/2014	115,000	121,156
California GO (Tax Revenue, FGIC Insured)	6.00	08/01/2014	755,000	760,829
California GO (GO - State)	6.25	10/01/2019	15,000	15,218
California GO Series BW (Miscellaneous Revenue, AGM Insured)	4.95	12/01/2011	175,000	175,546
California Housing Finance Agency (Housing Revenue, AGM Insured)	4.00	02/01/2015	680,000	682,298
California Housing Finance Agency (Housing Revenue, AGM Insured)	4.00	08/01/2015	1,585,000	1,588,075
California Housing Finance Agency Multifamily Housing Series A (Housing Revenue, NATL-RE GO of Agency Insured)	5.05	08/01/2011	100,000	100,276
California Housing Finance Agency Multifamily Housing Series A (Housing Revenue, NATL-RE GO of Agency Insured)	5.95	08/01/2028	625,000	589,688
California Housing Finance Agency Multifamily Housing Series B (Housing Revenue, AMBAC & FHA Insured)	6.15	08/01/2022	160,000	160,184
California Public Works Board Lease California State University Project Series C (Lease Revenue, NATL-RE-Insurance Bureau of Canada Insured)	5.38	10/01/2016	500,000	500,975
California Public Works Board Lease Community College Project Series B (Lease Revenue, AMBAC Insured)	5.63	03/01/2016	215,000	215,479
California Public Works Board Lease State University Project Series A (Lease Revenue)	5.25	12/01/2013	55,000	55,167
California Public Works Board Lease State University Project Series A (Lease Revenue, AMBAC Insured)	5.40	12/01/2016	1,050,000	1,052,048

12	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—May 31, 2011

Security Name	Interest Rate	Maturity Date	Principal	Value

California (continued)
California Public Works Board Lease State University Project Series C (Lease Revenue, NATL-RE-Insured Bond Certificate Insured)	5.25%	10/01/2013	$100,000	$100,282
California Public Works Board Lease State University Project Series C (Lease Revenue, NATL-RE-Insured Bond Certificate Insured)	5.40	10/01/2022	700,000	702,114
California Rural Home Mortgage Authority SFHR Bond Series B (Housing Revenue, GNMA/FNMA Insured)	7.30	06/01/2031	125,000	128,464
California State (GO-State)±	0.68	08/01/2027	8,405,000	8,405,000
California Statewide Community Development Authority Select Auction Variable Rate Securities (Miscellaneous Revenue, ACA Radian Insured)±(a)	0.63	05/15/2029	1,300,000	1,240,614
California Tobacco Securitization Corporation Series A (Tobacco Revenue)	5.00	06/01/2017	250,000	250,038
Delhi CA Unified School District (Tax Revenue, AMBAC Insured)^	3.93	08/01/2019	2,500,000	1,644,250
Dixon CA Unified School District Election of 2002 GO (GO - Local, NATL-RE FGIC Insured)^	2.96	08/01/2037	1,100,000	173,382
Fontana CA Redevelopment Agency Mortgage College Village Drive Apartments (Housing Revenue, GNMA Insured)	5.45	05/20/2027	1,000,000	1,062,570
Fontana CA Redevelopment Agency Mortgage College Village Drive Apartments Series A (Housing Revenue, GNMA Insured)	5.25	05/20/2017	1,235,000	1,271,198
Kirkwood Meadows Public Utility District (Utilities Revenue)	4.50	05/01/2013	2,000,000	2,011,200
Los Angeles CA Multifamily Housing Colorado Terrace LP Project Series H (Housing Revenue, GNMA Insured)	4.35	11/20/2012	160,000	164,808
Los Angeles County CA COP Disney Parking Project (Lease Revenue)^	3.35	03/01/2016	4,170,000	3,513,183
Los Angeles County CA Schools Regionalized Business Services Series A (Education Revenue)^	4.79	08/01/2016	1,945,000	1,489,539
Mountain View CA Tax Allocation Shoreline Regional Park Series A (Tax Revenue, NATL-RE Insured)	5.50	08/01/2021	250,000	249,993
Northern CA Gas Authority # 1 LIBOR (Energy Revenue)±	0.80	07/01/2017	1,040,000	902,938
Northern CA Gas Authority # 1 LIBOR (Energy Revenue)±	0.92	07/01/2027	15,380,000	10,964,710
Palmdale CA Civic Authority Civic Center Refinancing Series A (Tax Revenue, NATL-RE Insured)	5.60	07/01/2015	100,000	100,135
Santa Clara CA Redevelopment Agency Tax Allocation Bayshore North Project (Tax Revenue, NATL-RE Insured)	5.00	06/01/2016	250,000	252,020
Southern CA Public Power Authority Transmission Project Revenue Southern Transmission Series A (Other Revenue, AGM Insured)±	0.55	07/01/2021	5,360,000	5,360,000

				46,783,904

Colorado: 1.24%
Colorado Health Facilities Authority Total Long Term Care Incorporated (Health Revenue)	4.25	11/15/2015	700,000	699,776
Colorado HFA Series E-2 (Housing Revenue)	7.00	02/01/2030	830,000	851,157
Colorado HFA SFHR Bond (Housing Revenue)^	3.40	11/01/2029	1,565,000	544,276
Denver CO City & County Airport Series C (Port, Airport, & Marina Authority Revenue, NATL-RE-Insured Bond Certificate Insured)	6.13	11/15/2025	115,000	115,406
Glendale CO COP (Lease Revenue, XLCA Insured)	5.75	12/01/2013	685,000	755,123
Public Authority For Colorado Energy Natural Gas (Energy Revenue)	5.75	11/15/2018	565,000	603,143
Public Highway Authority CO Revenue Series B (Transportation Revenue, NATL-RE Insured)^	4.51	09/01/2016	5,000,000	3,850,750

				7,419,631

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Strategic Municipal Bond Fund	13

Security Name	Interest Rate	Maturity Date	Principal	Value

Connecticut: 1.36%
Connecticut GO (Tax Revenue, FGIC-TCR Insured)	5.65%	03/15/2012	$270,000	$271,177
Connecticut HEFA Bridgeport Hospital Series A (Health Revenue, NATL-RE Insured)	6.63	07/01/2018	200,000	201,624
Connecticut Resource Recovery Authority Mid-Connecticut System Series A (Resource Recovery Revenue, NATL-RE GO of Authority Insured)	5.50	11/15/2011	1,705,000	1,711,922
Connecticut Resource Recovery Authority Mid-Connecticut System Series A (Resource Recovery Revenue, NATL-RE GO of Authority Insured)	5.50	11/15/2012	920,000	923,652
Connecticut State Series A (GO - State)±	0.97	05/15/2017	3,000,000	3,000,000
Connecticut State Series A (GO - State)±	1.12	05/15/2018	2,000,000	2,000,000

				8,108,375

District of Columbia: 0.01%
District of Columbia HFA Residential Seniors Center Series 1 (Housing Revenue, FGIC FHA Private Mortgages Insured)	7.75	09/01/2016	62,500	62,710

Florida: 10.81%
Baker FL Correctional Development First Mortgage Detention Center Project (Lease Revenue)	6.00	02/01/2013	455,000	388,975
Broward County FL Airport System Series E (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.25	10/01/2012	4,000,000	4,013,800
Collier County FL IDA Naples Community Hospital Incorporated Project (Hospital Revenue, Bank of America NA LOC)±	4.65	10/01/2034	2,000,000	1,982,580
Dade County FL Resource Recovery Facilities Revenue (Resource Recovery Revenue, AMBAC Insured)	5.50	10/01/2013	500,000	501,445
Dade County FL Seaport (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.50	10/01/2026	370,000	370,910
Dade County FL Seaport Refunding GO (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.13	10/01/2016	1,750,000	1,756,160
Dade County FL Seaport Series 95 (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.75	10/01/2015	475,000	476,967
Florida Board of Education Capital Outlay Refunding GO Series A (GO - State)	5.50	06/01/2018	9,795,000	9,892,950
Florida Board of Education Capital Outlay Refunding GO Series B (GO - State)	5.50	06/01/2017	5,000,000	5,050,000
Florida Correctional Privatization Commission COP 350 Bed Youthful Polk County Series B (Lease Revenue, AMBAC Insured)	5.00	08/01/2017	80,000	80,265
Florida HFA (Housing Revenue, AGM Insured)^	3.67	12/01/2029	4,980,000	1,557,047
Florida HFA Brittany of Rosemont Series G1 (Housing Revenue, AMBAC & FHA Insured)	6.25	07/01/2035	1,005,000	903,837
Florida Housing Finance Corporation Hampton Center Apartments Series D-1 (Housing Revenue, FNMA Insured)	5.60	03/01/2032	185,000	185,041
Florida Housing Finance Corporation Multifamily Housing Series 2 (Housing Revenue)	4.25	12/15/2012	1,000,000	1,000,690
Florida Housing Finance Corporation Mystic Pointe II-F-1 (Housing Revenue, GNMA Insured)	6.00	12/01/2029	120,000	120,907
Florida Mid-Bay Bridge Authority Series A (Transportation Revenue, AMBAC Insured)	5.95	10/01/2022	1,685,000	1,707,057
Florida Municipal Loan Council Series A (Miscellaneous Revenue, NATL-RE Insured)	5.25	11/01/2015	1,840,000	1,879,873
Florida Refunding GO Senior Lien Jacksonville Transportation (GO - State)	5.00	07/01/2012	350,000	351,372
Gulf Breeze FL City Hall Series FG&H (Miscellaneous Revenue)±	3.00	12/01/2020	5,000,000	4,922,900
Gulf Breeze FL Local Government (Miscellaneous Revenue)	4.50	12/01/2013	180,000	180,000
Hillsborough County FL IDA Cigarette Tax Allocation Series A (Tobacco Revenue, AMBAC Insured)	5.50	09/01/2016	735,000	756,455

14	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—May 31, 2011

Security Name	Interest Rate	Maturity Date	Principal	Value

Florida (continued)
Hillsborough County FL IDA Tampa General Hospital Project Series A (Hospital Revenue)	5.00%	10/01/2018	$2,800,000	$2,874,004
Hillsborough County FL School District (Tax Revenue, AMBAC Insured)	5.00	10/01/2014	1,000,000	1,057,190
Lee County FL Airport AMT Series A (Port, Airport, & Marina Authority Revenue, AGM Insured)	6.00	10/01/2032	4,400,000	4,412,980
Lee County FL HFA (Housing Revenue)(i)	4.50	09/15/2012	6,470,000	6,471,294
Manatee County FL HFA SFHR Bond Series A (Housing Revenue, GNMA/FNMA Insured)	6.57	05/01/2039	95,000	98,318
Miami Dade County FL Expressway Authority (Transportation Revenue, AGM Insured)††±	0.33	07/01/2018	1,450,000	1,450,000
Miami Dade County FL HFA Multifamily Housing Sunset Bay Apartments Project Series 5A (Housing Revenue, AGM Insured)	6.05	01/01/2041	200,000	201,454
Mid-Bay Bridge Authority FL Series B (Transportation Revenue)	5.00	10/01/2016	2,000,000	2,022,340
Orange County FL Tourist Development Tax (Miscellaneous Revenue, AMBAC MBIA-International Bank of Commerce Insured)	6.00	10/01/2016	335,000	361,746
Orlando & Orange County FL Expressway Authority Sub Series B-2 (Transportation Revenue, SunTrust Bank LOC)±	0.62	07/01/2040	2,000,000	2,000,000
Seminole Tribe FL Series 2010A (Miscellaneous Revenue)††	5.13	10/01/2017	2,450,000	2,374,026
Tampa Bay FL Bay Water Regional Water Supply Authority Utility System (Water & Sewer Revenue)	5.00	10/01/2016	2,615,000	3,024,091
Tampa FL Home Mortgage (Housing Revenue)^	8.92	10/01/2014	475,000	136,624

				64,563,298

Georgia: 3.43%
Appling County GA Development Authority Pollution Control (Utilities Revenue, AMBAC Insured)	4.40	07/01/2016	1,000,000	1,003,000
Atlanta GA Airport Series A (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.50	01/01/2021	3,550,000	3,579,181
Atlanta GA Airport Series B (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	6.00	01/01/2018	5,000,000	5,034,450
Augusta GA Multifamily Housing Ashton Bon Air LP (Housing Revenue, GNMA Insured)	4.90	11/20/2024	1,070,000	974,000
Cherokee County GA Water & Sewer (Water & Sewer Revenue, NATL-RE Insured)	6.90	08/01/2018	5,000	5,022
De Kalb County GA Multifamily Housing Bryton Hills Apartments (Housing Revenue)	5.00	09/01/2011	70,000	70,624
De Kalb County GA Series B (GO - State)	4.00	01/01/2016	1,025,000	1,046,177
Fulton County GA Residential Care Facilities Authority Lenbrook Project Series A (Hospital Revenue)	5.00	07/01/2017	1,500,000	1,335,555
Fulton County GA Water & Sewer (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	01/01/2015	1,990,000	1,997,144
Main Street Natural Gas Incorporated Series B (Energy Revenue)	5.00	03/15/2017	5,300,000	5,471,561

				20,516,714

Guam: 0.71%
Guam Department of Education John F. Kennedy High School Project Series A COP (Lease Revenue)	5.50	12/01/2015	1,500,000	1,496,460
Guam Government Hotel Occupancy Tax (Tax Revenue)	5.00	11/01/2017	500,000	521,305
Guam Government Hotel Occupancy Tax Series A (Tax Revenue)	5.00	11/01/2016	1,000,000	1,055,110
Guam Government Waterworks Authority Water & Wastewater System (Water & Sewer Revenue)	4.00	07/01/2016	1,255,000	1,178,282

				4,251,157

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Strategic Municipal Bond Fund	15

Security Name	Interest Rate	Maturity Date	Principal	Value

Hawaii: 0.07%
Hawaii Department of Budget & Finance Hawaiian Electric Company Project (Utilities Revenue, NATL-RE Insured)	5.45%	11/01/2023	$415,000	$404,754

Illinois: 9.24%
Chicago IL Midway Airport Series B (Port, Airport, & Marina Authority Revenue)±	5.00	01/01/2034	5,000,000	5,429,350
Chicago IL Midway Airport Series B (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.63	01/01/2029	340,000	339,976
Chicago IL O’Hare International Airport Series A (Port, Airport, & Marina Authority Revenue, AMBAC Insured)	5.50	01/01/2016	3,065,000	3,070,057
Chicago IL Series A-2 (GO - State)	5.50	01/01/2018	5,000,000	5,494,150
Cook County IL GO Community College District #510 South Suburban College (Tax Revenue, AGM Insured)^	2.81	12/01/2015	1,090,000	952,246
Illinois Development Finance Authority Pollution Power Company Project Series A (IDR, NATL-RE Insured)	5.70	02/01/2024	250,000	250,065
Illinois Development Finance Authority Provena Health Series A (Health Revenue, NATL-RE Insured)	5.25	05/15/2012	1,000,000	1,001,220
Illinois Educational Facilities Authority Series A (Education Revenue)	5.63	10/01/2022	3,325,000	3,340,162
Illinois Finance Authority Student Housing Northern Il University Project (College & University Revenue)	5.13	10/01/2020	4,805,000	4,854,395
Illinois GO (Tax Revenue)	5.15	07/01/2015	1,055,000	1,057,005
Illinois GO (Tax Revenue, NATL-RE FGIC Insured)	5.25	07/01/2022	150,000	150,053
Illinois Health Facilities Authority Western Medical Facilities Foundation (Health Revenue, NATL-RE Insured)	5.00	11/15/2018	4,375,000	4,377,100
Illinois Housing Development Authority Morningside North Development (Housing Revenue, AGM Housing & Urban Development Section 8 Insured)	5.25	01/01/2021	8,235,000	8,241,094
Illinois State (Tax Revenue, AGM Insured)	5.00	09/01/2015	2,000,000	2,184,800
Illinois State (Tax Revenue)	5.00	09/01/2016	1,400,000	1,482,460
Illinois State (Tax Revenue)	5.00	01/01/2017	1,250,000	1,354,863
Illinois State (Tax Revenue)	5.25	10/01/2015	1,750,000	1,804,303
Illinois State Series A (Miscellaneous Revenue, NATL-RE Insured)	5.00	03/01/2016	1,000,000	1,052,230
Illinois State Series B (GO - State)±	3.15	10/01/2033	5,200,000	5,200,000
Kendall Kane & Will Counties IL Community Unit School District Series C (Tax Revenue, AGM Insured)^	3.77	10/01/2017	1,350,000	1,046,277
Railsplitter Tobacco Settlement Authority (Tobacco Revenue)	4.13	06/01/2016	1,000,000	1,010,130
Saint Clair County IL School District Series B (Tax Revenue, NATL-RE FGIC Insured)	4.75	01/01/2018	655,000	681,246
Saint Clair County IL School District Series B (Tax Revenue, NATL-RE FGIC Insured)	4.75	01/01/2019	775,000	796,328

				55,169,510

Indiana: 2.01%
Delaware County IN Industrial Corporation Lease Rental (Lease Revenue, NATL-RE Insured)	5.00	12/01/2012	5,000	5,008
Indiana HEFA Ascension Health Project Series B3 (Health Revenue)±	2.34	11/15/2031	11,000,000	10,945,880
Indiana HFFA Ancilla System Incorporated (Health Revenue, NATL-RE Insured)	5.25	07/01/2022	325,000	326,212
Madison County IN Hospital Authority Facilities Community Hospital of Anderson Series A (Health Revenue, NATL-RE Insured)	8.00	01/01/2014	705,000	708,370

				11,985,470

16	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—May 31, 2011

Security Name	Interest Rate	Maturity Date	Principal	Value

Kansas: 2.40%
Burlington KS Environmental Impact Kansas City Power & Light Series B (IDR, FGIC Insured)±	5.38%	09/01/2035	$5,275,000	$5,608,538
Wyandotte County & Kansas City KS Unified Government Special Obligation International Speedway (Tax Revenue, NATL-RE Insured)^	4.39	12/01/2014	1,955,000	1,648,358
Wyandotte County & Kansas City KS United Government Special Obligation Sales Tax Second Lien Series A (Tax Revenue)^	4.64	06/01/2021	12,500,000	7,076,625

				14,333,521

Kentucky: 0.22%
Pikeville KY Hospital (Hospital Revenue)	4.00	03/01/2015	750,000	778,928
Pikeville KY Hospital (Hospital Revenue)	5.00	03/01/2016	500,000	543,340

				1,322,268

Louisiana: 1.11%
Louisiana Government Environmental Facilities CDA Series A (Miscellaneous Revenue, AMBAC Insured)	6.30	07/01/2030	3,800,000	3,736,844
Louisiana HFA SFHR Bond AMT Series A-2 (Housing Revenue, GNMA/FNMA Insured)	6.30	12/01/2019	115,000	117,340
Louisiana HFA SFHR Bond AMT Series B-2 (Housing Revenue, GNMA/FNMA Insured)	5.55	06/01/2019	435,000	448,428
Louisiana HFA SFHR Bond AMT Series C (Housing Revenue, GNMA/FNMA Insured)±	6.30	06/01/2020	210,000	214,274
Louisiana HFA SFHR Bond AMT Series C-1 (Housing Revenue, GNMA/FNMA Insured)	5.60	12/01/2017	15,000	15,478
Louisiana HFA SFHR Bond Home Owner Series C-2 (Housing Revenue, GNMA Insured)	5.55	06/01/2035	225,000	232,801
New Orleans LA (Tax Revenue, AMBAC Insured)^	3.73	09/01/2015	880,000	738,514
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	04/01/2015	600,000	629,322
Terrebonne Parish LA Hospital Service District #1 Hospital (Health Revenue)	4.00	04/01/2016	500,000	522,210

				6,655,211

Maine: 0.06%
Maine Municipal Bond Bank Series B (Miscellaneous Revenue, GO of Bond Bank Insured)	5.85	11/01/2020	360,000	361,487

Maryland: 0.94%
Baltimore MD Series A (GO - State)±(a)	0.47	10/15/2020	5,000,000	4,664,459
Maryland Community Development Administration Department Housing & Community Development Series 2001B (Housing Revenue, FHA GNMA Housing & Urban Development MHF Insured)	5.10	07/01/2016	445,000	445,405
Maryland Community Development Administration Department Housing & Community Development Series D (Housing Revenue)	5.38	09/01/2024	500,000	500,150

				5,610,014

Massachusetts: 2.42%
Massachusetts Port Authority US Airways Project (IDR, NATL-RE Insured)	5.25	09/01/2011	1,480,000	1,475,841
Massachusetts Port Authority US Airways Project (IDR, NATL-RE Insured)	5.25	09/01/2012	935,000	918,787
Massachusetts Port Authority US Airways Project (IDR, NATL-RE Insured)	5.25	09/01/2013	1,610,000	1,558,239
Massachusetts Port Authority US Airways Project Series A (Port, Airport, & Marina Authority Revenue, NATL-RE Insured)	5.88	09/01/2023	3,355,000	2,931,129
Massachusetts Port Authority US Airways Project Series A (IDR, NATL-RE Insured)	6.00	09/01/2021	2,650,000	2,401,377

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Strategic Municipal Bond Fund	17

Security Name	Interest Rate	Maturity Date	Principal	Value

Massachusetts (continued)
Massachusetts State Health & Educational Facilities Authority Series E-2 (Health Revenue)	5.00%	07/01/2016	$3,035,000	$3,273,096
Massachusetts State Special Obligation Dedicated Tax (Tax Revenue, NATL-RE FGIC Insured)±	3.00	01/01/2016	1,900,000	1,919,361

				14,477,830

Michigan: 3.87%
Detroit MI Water Supply System (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	07/01/2021	5,000,000	5,092,100
Detroit MI Water Supply System Series A (Water & Sewer Revenue, NATL-RE Insured)±	5.25	07/01/2020	3,405,000	3,471,704
Detroit MI Water Supply System Series C (Water & Sewer Revenue, NATL-RE FGIC Insured)	5.00	07/01/2018	3,235,000	3,387,918
Grand Haven MI Electric Revenue (Utilities Revenue, NATL-RE Insured)	5.50	07/01/2016	1,000,000	1,092,370
Michigan Financing Authority State Aid Notes Series E (Miscellaneous Revenue)	4.75	08/22/2011	4,000,000	4,025,600
Michigan HFA St. John Health System Series A (Health Revenue, AMBAC Insured)	5.00	05/15/2018	300,000	301,044
Michigan Hospital Finance Authority Series A (Health Revenue)	5.30	10/01/2011	260,000	263,739
Michigan Housing Development Authority SFHR Bond Series A (Housing Revenue)	3.95	12/01/2012	660,000	676,038
Michigan Municipal Bond Authority (Miscellaneous Revenue)±	8.63	11/01/2016	65,000	65,359
Michigan Municipal Bond Authority Department of Treasury (Miscellaneous Revenue, AMBAC Insured)^	3.48	05/01/2013	500,000	470,370
Michigan Municipal Bond Authority Detroit City School District (Education Revenue)	5.00	06/01/2016	1,170,000	1,204,749
Michigan Municipal Bond Authority Government Loan Program Series C (Miscellaneous Revenue, AMBAC Insured)	3.75	05/01/2012	100,000	100,971
Michigan State Strategic Fund Limited Adjusted Refunding Dow Chemical Project Series J-A-2 (IDR)±	5.50	12/01/2028	880,000	899,290
Saginaw County MI Economic Development Corporation Limited Obligation Lease (Lease Revenue)	3.00	12/01/2015	1,200,000	1,211,292
Wayne County MI GO Building Authority Capital Series A (Tax Revenue, NATL-RE Insured)	5.25	06/01/2016	855,000	858,164

				23,120,708

Minnesota: 0.84%
Minnesota Agricultural & Economic Development Board Health Care Facilities (Health Revenue)	4.75	02/15/2015	2,500,000	2,568,800
St. Paul MN Housing & Redevelopment Authority Health Care (Health Revenue)	3.00	02/01/2012	1,250,000	1,264,075
St. Paul MN Port Authority IDA Series K Lottery (IDR, FGIC-TCR Insured)	9.50	12/01/2014	155,000	55,800
St. Paul MN Port Authority IDA Series N Lottery (IDR, FGIC-TCR Insured)	10.00	12/01/2014	165,000	59,400
Washington County MN Housing & Redevelopment Authority Hospital Facility (Health Revenue)	5.25	11/15/2012	1,100,000	1,099,989

				5,048,064

Mississippi: 0.44%
Biloxi MS Multifamily Housing Pass Pointe Apartments Series A (Housing Revenue, FHA Insured)	5.65	12/01/2017	2,270,000	2,363,865
Gulfport MS Hospital Facilities Gulfport Memorial Hospital Series A (Health Revenue, NATL-RE Insured)	6.20	07/01/2018	200,000	200,342

18	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—May 31, 2011

Security Name	Interest Rate	Maturity Date	Principal	Value

Mississippi (continued)
Jackson MS Multifamily Housing Forest Park Apartments Series A (Housing Revenue, GNMA FHA Housing & Urban Development Section 8 Insured)	6.10%	04/20/2032	$55,000	$58,047

				2,622,254

Missouri: 1.58%
Clay County MO IDA Multifamily Housing Series A (Housing Revenue, GNMA Insured)	6.30	01/20/2038	1,280,000	1,340,429
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	09/01/2013	1,100,000	1,117,314
Kansas City MO IDA Transportation Improvements (Transportation Revenue)	4.00	09/01/2014	1,115,000	1,123,162
Missouri State Environmental Improvement & Energy Resources Authority Kansas City Power & Light Corporation Project (IDR)±	4.90	05/01/2038	360,000	377,071
Sikeston MO Electric (Utilities Revenue, NATL-RE Insured)	5.00	06/01/2012	470,000	470,949
Sikeston MO Electric (Utilities Revenue, NATL-RE Insured)	6.00	06/01/2015	3,000,000	3,236,190
St. Louis MO Municipal Finance Corporation (Lease Revenue, AMBAC Insured)	5.25	02/15/2016	1,725,000	1,752,203

				9,417,318

Nebraska: 0.38%
Central Plains NE Energy Project # 1 Series A (Energy Revenue)	5.00	12/01/2013	100,000	106,157
Nebraska Higher Education Loan (Education Revenue, NATL-RE GO of Corporation Insured)^	6.24	12/15/2015	2,970,000	2,144,637

				2,250,794

Nevada: 0.14%
Nevada Housing Division SFHR Bond Mezzanine Series C-2 (Housing Revenue)	5.95	04/01/2022	55,000	57,595
Reno NV Redevelopment Agency Tax Allocation Lien F (Tax Revenue)	5.00	09/01/2012	800,000	801,064

				858,659

New Hampshire: 0.67%
New Hampshire HEFA Covenant Health Project Series B (Health Revenue)	5.00	07/01/2016	1,145,000	1,233,154
New Hampshire HFA SFHR Bond Mortgage Acquisition AMT Series B (Housing Revenue)	4.85	07/01/2015	395,000	407,952
New Hampshire HFA SFHR Bond Mortgage Acquisition Series E (Housing Revenue)	4.65	07/01/2014	320,000	330,128
New Hampshire Higher Education & Health Facilities Authority Cheshire Medical Center (Health Revenue)	5.13	07/01/2018	2,000,000	2,002,380

				3,973,614

New Jersey: 2.84%
Casino Reinvestment Development Authority (Tax Revenue)	5.00	01/01/2013	2,190,000	2,241,465
New Jersey Economic Development Authority Elite Pharmaceuticals Project Series A (IDR)	6.50	09/01/2030	700,000	425,278
New Jersey Economic Development Authority Series C (Miscellaneous Revenue, State Appropriations Insured)±	1.98	02/01/2018	5,500,000	5,485,700
New Jersey Housing & Mortgage Finance Agency Multifamily Housing Series A (Housing Revenue, AMBAC FHA Insured)	5.55	05/01/2027	225,000	218,511
Union County NJ Utility Authority Solid Waste Senior Lease Ogden Martin Series A (Resource Recovery Revenue, AMBAC Insured)	5.38	06/01/2012	8,545,000	8,565,593

				16,936,547

New Mexico: 1.96%
Albuquerque NM IDA Manor Nursing Series A (Health Revenue, GNMA Insured)	4.80	05/20/2014	895,000	897,291

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Strategic Municipal Bond Fund	19

Security Name	Interest Rate	Maturity Date	Principal	Value

New Mexico (continued)
Dona Ana County NM Tax Revenue Receipts (Tax Revenue, AMBAC Insured)	5.50%	06/01/2015	$1,000,000	$1,067,240
New Mexico Educational Assistance Foundation Series A-2 (Education Revenue, Guaranteed Student Loans Insured)±	0.96	12/01/2028	9,715,000	9,739,482

				11,704,013

New York: 6.06%
Metropolitan Transportation Authority NY Commuter Facilities Series B (Transportation Revenue, AMBAC Insured)	5.00	07/01/2011	130,000	130,503
Metropolitan Transportation Authority NY Commuter Facilities Series D (Transportation Revenue, NATL-RE Insured)	5.00	07/01/2012	100,000	103,735
Metropolitan Transportation Authority NY Series B-2 (Miscellaneous Revenue, AGM Insured)±(a)	0.29	11/01/2022	5,000,000	4,233,617
Monroe County NY Industrial Development Corporation Unity Hospital Rochester Project (Health Revenue, FHA Insured)	4.20	08/15/2025	7,195,000	7,453,588
New York City NY IDA American Airlines JFK International Airport (IDR)	7.13	08/01/2011	1,600,000	1,600,752
New York Dormitory Authority Ellis Hospital Mortgage Project (Health Revenue, NATL-RE FHA Insured)	5.50	08/01/2015	1,700,000	1,704,216
New York Environmental Facilities Corporation Spring Valley Water Series A (Water & Sewer Revenue, AMBAC Insured)	6.30	08/01/2024	900,000	900,711
New York Mortgage Agency Series 67 (Housing Revenue, NATL-RE-Insured Bond Certificate Insured)	5.80	10/01/2028	610,000	637,633
New York NY City Housing Authority Lease Purchase Agreement (Housing Revenue)(i)	4.78	01/06/2016	3,864,743	3,922,715
New York NY GO Sub-Series A1 (Tax Revenue)±	5.75	08/01/2014	75,000	75,318
New York State Energy R&D Authority PCR New York State Electrical & Gas (IDR, NATL-RE Insured)±	4.10	03/15/2015	2,075,000	2,077,905
New York Urban Development Corporation Sub Lien (Housing Revenue, GO of Corporation Insured)	5.50	07/01/2016	390,000	391,498
Newburgh NY TAN (Tax Revenue)	5.15	08/30/2011	1,743,868	1,751,105
Niagara County NY IDA Solid Waste Disposal (Resource Recovery Revenue)±	5.55	11/15/2024	3,905,000	3,963,419
Peregrines Landing LLC Facilities Series A (Miscellaneous Revenue, GNMA Insured)	7.00	05/20/2044	5,700,000	5,896,935
Port Authority of New York & New Jersey Special Obligation Series 103 (Port, Airport, & Marina Authority Revenue, NATL-RE GO of Authority Insured)	5.13	12/15/2011	1,215,000	1,219,909
Ulster County NY IDAG Benedictine Hospital Project (Health Revenue)	5.00	11/01/2011	120,000	119,946

				36,183,505

North Carolina: 0.14%
North Carolina Capital Facilities Financing Agency Waste Management of Carolinas Project (Resource Recovery Revenue)±	3.38	08/01/2014	540,000	552,101
North Carolina HFA SFHR Bond Series HH (Housing Revenue)	6.20	03/01/2018	275,000	275,413

				827,514

Ohio: 1.61%
Akron Ohio Income Tax Revenue Community Learning Centers Series A (Tax Revenue)	5.25	12/01/2017	4,970,000	5,287,434
Mentor OH Refunding GO Street Bonds Series 1991 (Tax Revenue)	7.15	12/01/2011	60,000	62,033
Ohio Housing Finance Agency SFHR Bond (Housing Revenue, FGIC FHA Veterans Administration Private Mortgages Insured)^	8.29	01/15/2015	15,000	11,130
Ohio State Solid Waste Revenue Republic Services Incorporated (Resource Recovery Revenue)±	1.65	11/01/2035	2,250,000	2,250,000

20	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—May 31, 2011

Security Name	Interest Rate	Maturity Date	Principal	Value

Ohio (continued)
Ohio State Water Development Authority Solid Waste Management Incorporated Project (Resource Recovery Revenue)±	1.00%	06/01/2013	$2,000,000	$2,000,000

				9,610,597

Oklahoma: 0.06%
Comanche County OK HFA SFHR Bond Series B-2 (Housing Revenue, GNMA Insured)	6.60	10/01/2035	320,000	343,674

Oregon: 0.49%
Oregon Board Bank Oregon Economic Community Development Department Series A (Miscellaneous Revenue, NATL-RE Insured)	5.50	01/01/2019	420,000	421,407
Port of Astoria OR Pollution Control James River Project (IDR)	6.55	02/01/2015	2,500,000	2,502,500

				2,923,907

Other: 2.37%
FHLMC Series M012 Class A1A2 (Housing Revenue)±	5.50	08/15/2051	11,500,000	12,707,500
San Manuel Entertainment Authority Series 2004-C (Tax Revenue)††	4.50	12/01/2016	1,500,000	1,471,020

				14,178,520

Pennsylvania: 3.32%
Allegheny County PA Hospital Development Authority West Pennsylvania Series A (Hospital Revenue)	5.00	11/15/2011	1,650,000	1,633,517
Allentown PA School District (Education Revenue)^	3.78	02/15/2014	500,000	463,975
Delaware County PA IDA Chester Community Charter School (Miscellaneous Revenue)	4.50	08/15/2017	5,535,000	5,388,544
Harrisburg PA Authority Resource Recovery Facility Series D-1 (Resource Recovery Revenue, AGM Municipal Government Guaranteed Insured)±	5.25	12/01/2033	2,000,000	2,032,740
Harrisburg PA Authority Resources Guaranteed Subordinated Series D-2 (Resource Recovery Revenue, AGM Municipal Government Guaranteed Insured)±	5.00	12/01/2033	2,260,000	2,270,532
Langhorne PA Hospital Authority Franciscan Health Center Series A (Health Revenue, NATL-RE Insured)	7.00	06/15/2015	290,000	290,766
Northampton County PA Hospital Saint Luke’s Hospital Project Series A (Health Revenue)	4.00	08/15/2012	1,085,000	1,101,047
Pennsylvania EDFA Colver Project Series F (Resource Recovery Revenue, AMBAC Insured)	5.00	12/01/2012	1,325,000	1,336,991
Pennsylvania State HEFAR Saint Joseph’s University (Education Revenue, Radian Insured)	5.25	12/15/2017	1,025,000	1,055,709
Pottstown Borough PA Sewer Authority (Water & Sewer Revenue, NATL-RE FGIC Insured)^	1.77	11/01/2011	1,435,000	1,425,486
Reading PA Series A (GO - Local)	4.00	11/15/2014	1,780,000	1,841,730
Saint Mary Hospital Authority Pennsylvania Health System Catholic Health East Series B (Health Revenue)	5.00	11/15/2015	930,000	1,004,995

				19,846,032

Puerto Rico: 0.93%
Puerto Rico Commonwealth (Tax Revenue, AGM Insured)	5.00	07/01/2015	1,695,000	1,808,565
Puerto Rico Public Finance Corporation Commonwealth Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC)±	5.75	08/01/2027	3,500,000	3,559,325

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Strategic Municipal Bond Fund	21

STRATEGIC MUNICIPAL BOND FUND

Security Name	Interest Rate	Maturity Date	Principal	Value

Puerto Rico (continued)
Puerto Rico Public Finance Corporation Series A (Miscellaneous Revenue, Government Development Bank for Puerto Rico LOC, AMBAC Insured)±	5.25%	08/01/2030	$200,000	$202,736

				5,570,626

Rhode Island: 0.16%
Rhode Island Clean Water Finance Agency Wastewater Treatment System (Lease Revenue, NATL-RE Insured)	5.80	09/01/2022	950,000	950,029
Rhode Island Housing & Mortgage Finance (Housing Revenue)	6.50	04/01/2027	25,000	25,031

				975,060

South Carolina: 0.86%
Berkeley County SC Pollution Control Facilities Generating Company Project (Utilities Revenue)	4.88	10/01/2014	640,000	682,278
South Carolina Jobs Economic Development Authority Ebenezer Nursing Home Incorporated (Health Revenue, GNMA Insured)	6.90	01/20/2037	3,080,000	3,145,419
Tobacco Settlement Revenue Management Authority (Tobacco Revenue)	5.00	06/01/2018	1,300,000	1,301,664

				5,129,361

Tennessee: 3.16%
Johnson City TN Health & Educational Facilities Board 1st Mortgage Mountain States (Health Revenue)	7.50	07/01/2033	7,300,000	7,957,365
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2013	3,000,000	3,169,530
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.00	09/01/2014	3,600,000	3,813,876
Tennessee Energy Acquisition Corporation Series A (Energy Revenue)	5.25	09/01/2020	4,000,000	3,936,440

				18,877,211

Texas: 10.63%
Austin TX Housing Finance Corporation SFHR Bond (Housing Revenue, Verex Pool Insured)^	9.40	02/01/2016	1,540,000	23,947
Bexar County TX Housing Finance Corporation Multifamily Housing Stablewood Farms (Housing Revenue, GNMA Insured)	6.25	07/20/2043	3,610,000	3,778,515
Coastal Water Authority Texas Conveyance System (Water & Sewer Revenue, FGIC Insured)	7.50	12/15/2016	20,000	20,116
Dallas TX Finance Corporation Multifamily Housing Towne Center Apartments Series A (Housing Revenue, GNMA Insured)	6.75	10/20/2032	949,000	968,995
Dallas TX Fort Worth International Airport Series A (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	6.00	11/01/2028	435,000	435,531
Houston TX Airport System Special Facilities Series A (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	6.00	07/01/2014	5,030,000	5,045,744
Houston TX Airport System Special Facilities Series B (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.25	07/01/2014	350,000	350,882
Houston TX Airport System Sub Lien Series A (Port, Airport, & Marina Authority Revenue, AGM Insured)	5.63	07/01/2021	2,530,000	2,537,211
Houston TX Airport System Sub Lien Series A (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	6.00	07/01/2012	3,960,000	3,976,553
Houston TX Airport System Sub Lien Series B (Port, Airport, & Marina Authority Revenue, NATL-RE FGIC Insured)	5.25	07/01/2015	1,250,000	1,252,725
Houston TX Hotel Occupancy Series B (Tax Revenue, AMBAC Insured)^	4.18	09/01/2016	3,000,000	2,383,890
Lubbock TX Health Facilities Development Corporation Lutheran Retirement (Housing Revenue, GNMA Insured)	6.00	03/20/2029	1,000,000	1,018,410
Ricewood TX Refunding GO Municipal Utility District (Tax Revenue, AGM Insured)	4.88	09/01/2011	175,000	176,960

22	Wells Fargo Advantage Strategic Municipal Bond Fund	Portfolio of Investments—May 31, 2011

Security Name	Interest Rate	Maturity Date	Principal	Value

Texas (continued)
Sabine River TX Authority PCR TXU Electric Company Project Series B (Resource Recovery Revenue)±	5.75%	05/01/2030	$1,750,000	$1,720,093
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities (Health Revenue)	6.50	11/15/2014	1,500,000	1,485,375
Tarrant County TX Cultural Education Facilities Finance Corporation Retirement Facilities Series A-1 (Housing Revenue, GNMA Insured)	5.25	09/20/2023	175,000	181,865
Texas Municipal Gas Acquisition & Supply Corporation I Senior Lien Series D (Energy Revenue)	5.63	12/15/2017	4,500,000	4,827,105
Texas Municipal Gas Acquisition & Supply Corporation II (Energy Revenue)±	0.65	09/15/2017	10,500,000	10,075,275
Texas Southern University Series A-1 (Education Revenue, NATL-RE Insured)	4.50	11/01/2012	1,000,000	1,000,840
Texas Southern University Series A-1 (Education Revenue, NATL-RE Insured)	4.60	11/01/2013	1,275,000	1,275,905
Texas State Public Finance Authority Unemployment Compensation Series C (Miscellaneous Revenue)	2.60	07/01/2020	10,000,000	10,024,900
Texas Water Development Board Revolving Fund Series A (Miscellaneous Revenue)	5.00	07/15/2017	8,320,000	8,350,451
Wood Glen TX Housing Finance Corporation Mortgage Copperwood Project Series A (Miscellaneous Revenue, NATL-RE FHA Insured)	7.65	07/01/2022	2,125,000	2,569,274

				63,480,562

Utah: 2.39%
Intermountain Power Agency Utah Power Supply Series A (Utilities Revenue)	6.15	07/01/2014	12,010,000	12,613,983
Utah County UT Environmental Improvement Marathon Oil Project (Resource Recovery Revenue)±	5.05	11/01/2017	825,000	846,846
Utah HFA RHA Community Services Project Series A (Health Revenue)	6.88	07/01/2027	860,000	788,095

				14,248,924

Virginia: 0.24%
Raleigh County VA Commercial Development Virginia Parkways Project Series B (Miscellaneous Revenue)	5.13	06/01/2015	1,450,000	1,450,000

Washington: 1.83%
King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	06/15/2015	1,185,000	1,213,724
King County WA Public Hospital District #01 Valley Medical Center Series A (Health Revenue)	4.00	06/15/2016	1,480,000	1,508,002
Port Grays Harbor WA TCR (Port, Airport, & Marina Authority Revenue, AMBAC-TCR Insured)	6.13	12/01/2017	2,630,000	2,635,313
Redmond WA Library Capital Facilities Area GO (Tax Revenue)	5.00	12/01/2017	200,000	200,738
Tobacco Settlement Authority Washington (Tobacco Revenue)	6.50	06/01/2026	4,715,000	4,753,286
Wenatchee WA Storm Drain (Water & Sewer Revenue, NATL-RE Insured)	5.00	12/01/2012	180,000	180,634
Wenatchee WA Storm Drain (Water & Sewer Revenue, NATL-RE Insured)	5.05	12/01/2013	190,000	190,676
Wenatchee WA Water & Sewer (Water & Sewer Revenue, NATL-RE Insured)	5.00	12/01/2012	110,000	110,387
Wenatchee WA Water & Sewer (Water & Sewer Revenue, NATL-RE Insured)	5.05	12/01/2013	115,000	115,409

				10,908,169

West Virginia: 0.65%
Pleasants County WV Pollution Control Monongahela Power Company Series C (Utilities Revenue, AMBAC Insured)	6.15	05/01/2015	3,900,000	3,906,786

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage Strategic Municipal Bond Fund	23

Security Name	Interest Rate	Maturity Date	Principal	Value

Wisconsin: 0.93%
Wisconsin State HEFA Aurora Health Care Incorporated Series B (Health Revenue)±	5.13%	08/15/2027	$4,155,000	$4,572,785
Wisconsin State HEFA Beloit Health System Incorporated (Health Revenue)	4.00	04/01/2014	650,000	662,981
Wisconsin State HEFA Beloit Health System Incorporated (Health Revenue)	5.00	04/01/2015	320,000	337,639

				5,573,405

Total Municipal Bonds and Notes (Cost $579,491,947)				579,083,428

	Yield

Short-Term Investments: 1.61%

US Treasury Bills: 0.08%
US Treasury Bill#^	0.09	06/23/2011	500,000	499,990

			Shares

Investment Companies: 1.53%
Wells Fargo Advantage National Tax-Free Money Market Fund(l)(u)	0.01		9,124,831	9,124,831

Total Short-Term Investments (Cost $9,624,802)				9,624,821

Total Investments in Securities
(Cost $589,116,749)*	98.56%	588,708,249
Other Assets and Liabilities, Net	1.44	8,608,205

Total Net Assets	100.00%	$597,316,454

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

††	Security that may be resold to “qualified institutional buyers” under Rule 144A or securities offered pursuant to Section 4(2) of the Securities Act of 1933, as amended.

(i)	Illiquid security for which the designation of illiquid is unaudited.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(a)	Security is fair valued by the Management Valuation Team and in certain instances by the Board of Trustees, in accordance with procedures approved by the Board of Trustees.

±	Variable rate investments.

^	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $589,142,333 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$4,835,399
Gross unrealized depreciation	(5,269,483)

Net unrealized depreciation	$(434,084)

The accompanying notes are an integral part of these financial statements.

24	Wells Fargo Advantage Strategic Municipal Bond Fund	Statement of Assets and Liabilities—May 31, 2011

Assets
Investments
In unaffiliated securities, at value	$579,583,418
In affiliated securities, at value	9,124,831

Total investments, at value (see cost below)	588,708,249
Receivable for investments sold	6,019,461
Receivable for Fund shares sold	1,829,205
Receivable for interest	7,672,531
Prepaid expenses and other assets	69,938

Total assets	604,299,384

Liabilities
Dividends payable	360,817
Payable for investments purchased	4,913,345
Payable for Fund shares redeemed	1,047,097
Payable for daily variation margin on open futures contracts	47,001
Advisory fee payable	169,235
Distribution fees payable	79,205
Due to other related parties	100,884
Accrued expenses and other liabilities	265,346

Total liabilities	6,982,930

Total net assets	$597,316,454

NET ASSETS CONSIST OF
Paid-in capital	$597,053,179
Overdistributed net investment income	(92,582)
Accumulated net realized gains on investments	810,826
Net unrealized losses on investments	(454,969)

Total net assets	$597,316,454

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets – Class A	$330,896,033
Shares outstanding – Class A	37,827,280
Net asset value per share – Class A	$8.75
Maximum offering price per share – Class A2	$9.16
Net assets – Class B	$7,530,667
Shares outstanding – Class B	862,794
Net asset value per share – Class B	$8.73
Net assets – Class C	$112,740,267
Shares outstanding – Class C	12,843,508
Net asset value per share – Class C	$8.78
Net assets – Administrator Class	$146,149,487
Shares outstanding – Administrator Class	16,710,182
Net asset value per share – Administrator Class	$8.75

Total investments, at cost	$589,116,749

1.	The Fund has an unlimited number of authorized shares.
2.	Maximum offering price is computed as 100/95.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Year Ended May 31, 2011	Wells Fargo Advantage Strategic Municipal Bond Fund[1]	25

Investment income
Interest	$21,966,924
Income from affiliated securities	22,293

Total investment income	21,989,217

Expenses
Advisory fee	2,070,147
Administration fees
Fund level	315,028
Class A	446,086
Class B	16,928
Class C	168,854
Administrator Class[2]	104,520
Shareholder servicing fees
Class A	786,824
Class B	30,873
Class C	300,412
Administrator Class[2]	234,541
Distribution fees
Class B	92,620
Class C	901,237
Custody and accounting fees	64,853
Professional fees	51,775
Registration fees	88,335
Shareholder report expenses	50,074
Trustees’ fees and expenses	17,452
Transfer agent fees	55,167
Other fees and expenses	36,911

Total expenses	5,832,637
Less: Fee waivers and/or expense reimbursements	(131,000)

Net expenses	5,701,637

Net investment income	16,287,580

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains on:
Unaffiliated securities	5,211,548
Futures transactions	455,137

Net realized gains on investments	5,666,685

Net change in unrealized gains (losses) on:
Unaffiliated securities	(882,311)
Futures transactions	(46,469)

Net change in unrealized gains (losses) on investments	(928,780)

Net realized and unrealized gains (losses) on investments	4,737,905

Net increase in net assets resulting from operations	$21,025,485

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in this transaction. The information for the period prior to July 12, 2010 is that of Evergreen Strategic Municipal Bond Fund.

2.	Class I of the predecessor fund became Administrator Class on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

26	Wells Fargo Advantage Strategic Municipal Bond Fund	Statements of Changes in Net Assets

	Year Ended May 31, 2011[1]		Year Ended May 31, 2010[1]

Operations
Net investment income		$16,287,580		$17,479,914
Net realized gains (losses) on investments		5,666,685		(30,084)
Net change in unrealized gains (losses) on investments		(928,780)		6,126,030

Net increase in net assets resulting from operations		21,025,485		23,575,860

Distributions to shareholders from
Net investment income
Class A		(9,486,602)		(10,118,743)
Class B		(270,760)		(472,406)
Class C		(2,703,112)		(2,610,563)
Administrator Class		(3,776,581)[2]		(4,481,678)[2]

Total distributions to shareholders		(16,237,055)		(17,683,390)

	Shares		Shares

Capital share transactions
Proceeds from shares sold
Class A	16,163,958	140,462,918	12,435,775	107,626,730
Class B	29,349	254,752	94,125	812,050
Class C	2,147,570	18,739,353	5,161,177	44,809,301
Administrator Class	12,736,323 [2]	110,659,140 [2]	15,424,474 [2]	133,199,007 [2]

		270,116,163		286,447,088

Reinvestment of distributions
Class A	736,702	6,406,029	796,624	6,896,599
Class B	21,400	185,630	34,776	300,093
Class C	193,040	1,684,116	177,989	1,546,521
Administrator Class	391,924 [2]	3,406,436 [2]	487,109 [2]	4,221,729 [2]

		11,682,211		12,964,942

Payment for shares redeemed
Class A	(17,055,958)	(148,159,192)	(14,113,283)	(122,224,288)
Class B	(1,050,905)	(9,102,624)	(1,998,988)	(17,219,279)
Class C	(4,521,223)	(39,410,628)	(3,000,534)	(26,050,129)
Administrator Class	(13,899,155)[2]	(120,606,584)[2]	(6,926,876)[2]	(60,075,606)[2]

		(317,279,028)		(225,569,302)

Net increase (decrease) in net assets resulting from capital share transactions		(35,480,654)		73,842,728

Total increase (decrease) in net assets		(30,692,224)		79,735,198

Net assets
Beginning of period		628,008,678		548,273,480

End of period		$597,316,454		$628,008,678

Overdistributed net investment income		$(92,582)		$(143,107)

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in the transaction. The information for the periods prior to July 12, 2010 is that of Evergreen Strategic Municipal Bond Fund.

2.	Class I of the predecessor fund became Administrator Class on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

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28	Wells Fargo Advantage Strategic Municipal Bond Fund[1]	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income		Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income

Class A
June 1, 2010 to May 31, 2011	$8.67	0.26		0.08	(0.26)
June 1, 2009 to May 31, 2010	$8.59	0.25		0.08	(0.25)
June 1, 2008 to May 31, 2009	$8.70	0.31		(0.11)	(0.31)
June 1, 2007 to May 31, 2008	$8.78	0.33		(0.08)	(0.33)
June 1, 2006 to May 31, 2007	$8.75	0.32		0.01	(0.30)
Class B
June 1, 2010 to May 31, 2011	$8.65	0.19	[3]	0.09	(0.20)
June 1, 2009 to May 31, 2010	$8.57	0.19	[3]	0.07	(0.18)
June 1, 2008 to May 31, 2009	$8.68	0.25	[3]	(0.11)	(0.25)
June 1, 2007 to May 31, 2008	$8.76	0.25		(0.07)	(0.26)
June 1, 2006 to May 31, 2007	$8.73	0.25	[3]	0.02	(0.24)
Class C
June 1, 2010 to May 31, 2011	$8.70	0.20		0.08	(0.20)
June 1, 2009 to May 31, 2010	$8.62	0.18		0.09	(0.19)
June 1, 2008 to May 31, 2009	$8.73	0.24		(0.10)	(0.25)
June 1, 2007 to May 31, 2008	$8.81	0.27		(0.08)	(0.27)
June 1, 2006 to May 31, 2007	$8.78	0.25		0.02	(0.24)
Administrator Class[4]
June 1, 2010 to May 31, 2011	$8.67	0.28		0.08	(0.28)
June 1, 2009 to May 31, 2010	$8.59	0.27		0.08	(0.27)
June 1, 2008 to May 31, 2009	$8.70	0.33		(0.10)	(0.34)
June 1, 2007 to May 31, 2008	$8.78	0.35		(0.08)	(0.35)
June 1, 2006 to May 31, 2007	$8.75	0.34		0.02	(0.33)

1.	After the close of business on July 9, 2010, the Fund acquired the net assets of Evergreen Strategic Municipal Bond Fund which became the accounting and performance survivor in this transaction. The information for the periods prior to July 12, 2010 is that of Evergreen Strategic Municipal Bond Fund.

2.	Total return calculations do not include any sales charges.

3.	Calculated based upon average shares outstanding

4.	Class I of the predecessor fund became Administrator Class on July 12, 2010.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage Strategic Municipal Bond Fund[1]	29

	Ratio to Average Net Assets
Ending Net Asset Value Per Share	Net Investment Income	Gross Expenses	Net Expenses	Total Return[2]	Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)

$8.75	3.02%	0.88%	0.87%	4.01%	130%	$330,896
$8.67	2.85%	0.99%	0.99%	3.76%	40%	$329,475
$8.59	3.64%	1.01%	1.01%	2.54%	53%	$333,901
$8.70	3.76%	1.05%	1.01%	2.90%	59%	$287,472
$8.78	3.60%	1.05%	1.00%	3.86%	55%	$286,672

$8.73	2.20%	1.64%	1.63%	3.23%	130%	$7,531
$8.65	2.20%	1.74%	1.74%	2.99%	40%	$16,123
$8.57	2.91%	1.76%	1.76%	1.78%	53%	$31,991
$8.68	3.02%	1.76%	1.76%	2.13%	59%	$50,872
$8.76	2.85%	1.75%	1.75%	3.09%	55%	$78,158

$8.78	2.26%	1.63%	1.62%	3.23%	130%	$112,740
$8.70	2.08%	1.74%	1.74%	2.99%	40%	$130,775
$8.62	2.88%	1.76%	1.76%	1.78%	53%	$109,379
$8.73	3.01%	1.76%	1.76%	2.13%	59%	$88,638
$8.81	2.85%	1.75%	1.75%	3.09%	55%	$93,474

$8.75	3.23%	0.77%	0.69%	4.20%	130%	$146,149
$8.67	3.03%	0.75%	0.75%	4.02%	40%	$151,636
$8.59	3.89%	0.76%	0.76%	2.80%	53%	$73,002
$8.70	4.01%	0.76%	0.76%	3.16%	59%	$72,118
$8.78	3.86%	0.75%	0.75%	4.13%	55%	$48,449

30	Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on Wells Fargo Advantage Strategic Municipal Bond Fund (the “Fund”) which is a diversified series of the Trust.

After the close of business on July 9, 2010, the net assets of Evergreen Strategic Municipal Bond Fund were acquired by the Fund, which was created to receive the assets of Evergreen Strategic Municipal Bond Fund, in an exchange for shares of the Fund. As Evergreen Strategic Municipal Bond Fund contributed all of the net assets and shareholders to the newly created Wells Fargo Advantage fund, the accounting and performance history of Evergreen Strategic Municipal Bond Fund has been carried forward in the financial statements contained herein.

Class A, Class B, Class C and Class I shares of Evergreen Strategic Municipal Bond Fund received Class A, Class B, Class C and Administrator Class shares, respectively, of the Fund in the reorganization.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of the Fund, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Fund’s Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Investments in open-end mutual funds and non-registered investment companies are generally valued at net asset value.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Fund to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

When-issued transactions

The Fund may purchase securities on a forward commitment or ‘when-issued’ basis. The Fund records a when-issued transaction on the trade date and will segregate assets to cover its obligation by confirming the availability of qualifying assets having a value sufficient to make payment for the securities purchased. Securities purchased on a when-issued basis are marked-to-market daily and the Fund begins earning interest on the settlement date. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

Futures contracts

The Fund may be subject to interest rate risk in the normal course of pursuing its investment objectives. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against changes in, security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the

Notes to Financial Statements	Wells Fargo Advantage Strategic Municipal Bond Fund	31

Statement of Assets and Liabilities as an asset or liability and in the Statement of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income are accrued daily and paid monthly. Distributions from net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

Federal and other taxes

The Fund intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable and tax-exempt income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

The Fund’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Fund will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

Class allocations

The separate classes of shares offered by the Fund differ principally in applicable sales charges, distribution, shareholder servicing and administration fees. Shareholders of each class bear certain expenses that pertain to that particular class. All shareholders bear the common expenses of the Fund, earn income from the portfolio, and are allocated unrealized gains and losses pro rata based on the average daily net assets of each class, without distinction between share classes. Dividends are determined separately for each class based on income and expenses allocable to each class. Realized gains and losses are allocated to each class pro rata based upon the net assets of each class on the date realized. Differences in per share dividend rates generally result from the relative weightings of pro rata income and realized gain allocations and from differences in separate class expenses, including distribution, shareholder servicing, and administration fees.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

32	Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to Financial Statements
■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing the Fund’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Municipal bonds and notes	$0	$565,022,023	$14,061,405	$579,083,428
Short-term investments
Investment companies	9,124,831	0	0	9,124,831
US Treasury Bills	499,990	0	0	499,990
	$9,624,821	$565,022,023	$14,061,405	$588,708,249

Further details on the major security types listed above can be found in the Fund’s Portfolio of Investments.

As of May 31, 2011 the inputs used in valuing the Fund’s other financial instruments, which are carried at fair value, were as follows:

Other financial instruments	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Futures contracts	$(46,469)	$0	$0	$(46,469)

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended May 31, 2011, the Fund did not have any significant transfers into/out of Level 1 and Level 2.

The following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:

Municipal bonds and notes
Balance as of May 31, 2010	$1,235,000
Accrued discounts (premiums)	32,408
Realized gains (losses)	(2,901)
Change in unrealized gains (losses)	103,831
Purchases	12,998,146
Sales	(305,079)
Transfers into Level 3	0
Transfers out of Level 3	0
Balance as of May 31, 2011	$14,061,405
Change in unrealized gains (losses) relating to securities still held at May 31, 2011	$103,831

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fee

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Fund.

Notes to Financial Statements	Wells Fargo Advantage Strategic Municipal Bond Fund	33

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.35% and declining to 0.25% as the average daily net assets of the Fund increase. Prior to July 12, 2010, Evergreen Management Company, LLC (“EIMC”), an affiliate of Funds Management, was entitled to receive from the predecessor fund, Evergreen Strategic Municipal Bond Fund, an annual advisory fee which started at 0.55% and declined to 0.35% as the average daily net assets increased. For the year ended May 31, 2011, the advisory fee was equivalent to an annual rate of 0.37% of the Fund’s average daily net assets.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Fund. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Fund to the adviser. Wells Capital Management Incorporated (“Wells Capital Management”), an affiliate of Funds Management, is the sub-adviser to the Fund and is entitled to receive a fee from the adviser at an annual rate starting at 0.20% and declining to 0.10% as the average daily net assets of the Fund increase. Prior to July 12, 2010, Stamper Capital & Investments, Inc. was the sub-adviser to the predecessor fund and was entitled to receive from EIMC an annual fee for its services which started at 0.195% and declined to 0.165% as the average daily net assets increased.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from the Fund an annual fund level administration fee starting at 0.05% and declining to 0.03% as the average daily net assets of the Fund increase and a class level administration fee which is calculated based on the average daily net assets of the Fund as follows:

Class Level Administration Fee
Class A, Class B, Class C	0.16%
Administrator Class	0.10

Prior to July 12, 2010, EIMC was entitled to receive from the predecessor fund a fund level administrator fee at an annual rate determined by applying percentage rates to the aggregate average daily net assets of the Evergreen funds (excluding money market funds) which started at 0.10% and declined to 0.05% as the aggregate average daily net assets of the Evergreen funds (excluding money market funds) increased.

Funds Management and/or EIMC have contractually waived and/or reimbursed investment advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Fund. Waiver of fees and/or reimbursement of expenses by Funds Management and/or EIMC were made first from fund level expenses on a proportionate basis and then from class specific expenses.

Prior to July 12, 2010, Evergreen Service Company, LLC, an affiliate of EIMC and a subsidiary of Wells Fargo was entitled to receive from the predecessor fund a transfer and dividend disbursing agent fee.

Distribution fees

The Trust has adopted a Distribution Plan for Class B and Class C shares of the Fund pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged to the Class B and Class C shares and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter, at an annual rate of 0.75% of the average daily net assets of Class B and Class C shares. Prior to July 12, 2010, Class B and Class C shares of the predecessor fund also paid distribution fees at an annual rate of 0.75% of the average daily net assets of each class.

For the year ended May 31, 2011, Wells Fargo Funds Distributor, LLC received $28,078 from the sale of Class A shares and $40,081 $10,819 and $10,320 in contingent deferred sales charges from redemptions of Class A, Class B and Class C shares, respectively.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents whereby Class A, Class B, Class C, and Administrator Class of the Fund is charged a fee at an annual rate of 0.25% of the average daily net assets of each respective class.

34	Wells Fargo Advantage Strategic Municipal Bond Fund	Notes to Financial Statements

A portion of these total shareholder servicing fees were paid to affiliates of Wells Fargo.

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the year ended May 31, 2011 were $723,744,626 and $756,688,733, respectively.

6. DERIVATIVE TRANSACTIONS

During the year ended May 31, 2011, the Fund entered into futures contracts to take advantage of the differences between municipal and treasury yields and to help shorten the duration of the portfolio.

At May 31, 2011, the Fund had short futures contracts outstanding as follows:

Expiration Date	Contracts	Type	Initial Notional Amount	Value at May 31, 2011	Net Unrealized Gains (Losses)
September 2011	230 Short	5-Year U.S. Treasury Notes	$27,364,172	$27,402,343	$(38,171)
September 2011	50 Short	10-Year U.S. Treasury Notes	6,122,171	6,130,469	(8,298)

The Fund had an average notional amount of $32,851 and $8,410,045 in long and short futures contracts, respectively, during the year ended May 31, 2011.

On May 31, 2011, the cumulative unrealized losses on futures contracts in the amount of $(46,469) is reflected in net unrealized losses on investments on the Statement of Assets and Liabilities for the Fund. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the outstanding variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

7. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Fund is permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to the Fund based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Fund pays an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the annual commitment fee paid by the Fund was 0.15% of the unused balance.

For the year ended May 31, 2011, there were no borrowings by the Fund under the agreement.

8. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended May 31, 2010 and May 31, 2011 were as follows:

	Year ended May 31
	2011	2010
Ordinary Income	$276,917	$37,701
Exempt-Interest Income	15,960,138	17,645,689

As of May 31, 2011, the components of distributable earnings on a tax basis were as follows:

Undistributed Ordinary Income	Undistributed Long-Term Gain	Unrealized Losses	Undistributed Tax Exempt Income
$325,157	$464,784	$(434,084)	$293,377

Notes to Financial Statements	Wells Fargo Advantage Strategic Municipal Bond Fund	35

9. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated.

10. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of May 31, 2011, management of the Fund is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

36	Wells Fargo Advantage Strategic Municipal Bond Fund	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of the Wells Fargo Advantage Strategic Municipal Bond Fund, one of the funds constituting the Wells Fargo Funds Trust, as of May 31, 2011, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Fund’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Wells Fargo Advantage Strategic Municipal Bond Fund as of May 31, 2011, the results of its operations for the year then ended, changes in its net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 29, 2011

Other Information (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	37

PROXY VOTING INFORMATION

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

TAX INFORMATION

Pursuant to Section 871 of the Internal Revenue Code, $276,862 has been designated as interest-related dividends for nonresident alien shareholders.

Pursuant to Section 852 of the Internal Revenue Code, 98.29% of distributions paid from net investment income is designated as exempt-interest dividends for the fiscal year ended May 31, 2011.

38	Wells Fargo Advantage Strategic Municipal Bond Fund	Other Information (Unaudited)

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Fund are publicly available on the Fund’s Web site (www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Fund is publicly available on the Fund’s Web site on a monthly, seven-day or more delayed basis. The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, the Fund’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the “Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of the Fund. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Peter G. Gordon (Born 1942)	Trustee, since 1998; Chairman, since 2005	Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College	Asset Allocation Trust
Isaiah Harris, Jr. (Born 1952)	Trustee, since 2009	Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of Business. Mr. Harris is a certified public accountant.	CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust
Judith M. Johnson (Born 1949)	Trustee, since 2008	Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms. Johnson is an attorney, certified public accountant and a certified managerial accountant.	Asset Allocation Trust
Leroy Keith, Jr. (Born 1939)	Trustee, since 2010	Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director, Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.	Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation Trust
David F. Larcker (Born 1950)	Trustee, since 2009	James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The Wharton School, University of Pennsylvania from 1985 to 2005.	Asset Allocation Trust

Other Information (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	39

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years	Other Directorships During Past Five Years
Olivia S. Mitchell (Born 1953)	Trustee, since 2006	International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University Professor from 1978 to 1993.	Asset Allocation Trust
Timothy J. Penny (Born 1951)	Trustee, since 1996	President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.	Asset Allocation Trust
Michael S. Scofield (Born 1943)	Trustee, since 2010	Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman, Branded Media Corporation (multi-media branding company).	Asset Allocation Trust
Donald C. Willeke (Born 1940)	Trustee, since 1996	Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.	Asset Allocation Trust

Officers

Name and Year of Birth	Position Held and Length of Service	Principal Occupations During Past Five Years
Karla M. Rabusch (Born 1959)	President, since 2003	Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.
C. David Messman (Born 1960)	Secretary, since 2000; Chief Legal Counsel, since 2003	Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank, N.A. since 1996.
Kasey Phillips (Born 1970)	Treasurer, since 2008	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.
David Berardi (Born 1975)	Assistant Treasurer, since 2009	Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.
Jeremy DePalma (Born 1974)	Assistant Treasurer, since 2009	Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.
Debra Ann Early (Born 1964)	Chief Compliance Officer, since 2007	Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007. Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.	The Statement of Additional Information includes additional information about the Fund’s Trustees and is available, without charge, upon request, by calling 1-800-222-8222 or by visiting the Fund’s Web site at www.wellsfargo.com/advantagefunds.

40	Wells Fargo Advantage Strategic Municipal Bond Fund	Other Information (Unaudited)

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

Strategic Municipal Bond Fund

Each year, as required by Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC (“Funds Management”) for the Strategic Municipal Bond Fund (the “Fund”) and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Fund. The investment advisory agreement with Funds Management and the investment sub-advisory agreement with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Fund by Funds Management and Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Fund.

The Board evaluated the ability of Funds Management and Wells Capital Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Fund by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The Board evaluated information provided to it both in terms of the funds generally and with respect to the Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Fund as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for the Fund was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Fund by Funds Management and Wells Capital Management.

Other Information (Unaudited)	Wells Fargo Advantage Strategic Municipal Bond Fund	41

Fund performance and expenses

The Board considered the performance results for the Fund over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that was determined by Lipper Inc. (“Lipper”) to be similar to the Fund, and in comparison to the Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe. The Board noted that the performance of the Fund was in range of or higher than the median performance of the Universe for the periods under review.

The Board received and considered information regarding the Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an “Expense Group”) that was determined by Lipper to be similar to the Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in the Fund’s Expense Group. The Board noted that the net operating expense ratio of the Fund was in range of the Fund’s Expense Group’s median net operating expense ratio.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Fund supported the re-approval of the Advisory Agreements for the Fund.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rate that is payable by the Fund to Funds Management for investment advisory services (the “Advisory Agreement Rate”), both on a stand-alone basis and on a combined basis with the Fund’s administration fee rate. The Board took into account the separate administrative and other services covered by the administration fee rate. The Board also reviewed and considered the contractual investment sub-advisory fee rate that is payable by Funds Management to Wells Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rate”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rate and considered the Advisory Agreement Rate after taking the waivers/caps into account (the “Net Advisory Rate”).

The Board received and considered information comparing the Advisory Agreement Rate and Net Advisory Rate with those of other funds in the Fund’s Expense Group median. The Board noted that the Advisory Agreement Rate and Net Advisory Rate for the Fund were in range of the median rates for the Fund’s Expense Group.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

The Board determined that the Advisory Agreement Rate for the Fund, both with and without an administration fee rate and before and after waivers, was acceptable in light of the Fund’s Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rate and concluded that the Sub-Advisory Agreement Rate was acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Fund. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of the Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Fund to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to the Fund, individually or in the aggregate, was not unreasonable.

42	Wells Fargo Advantage Strategic Municipal Bond Fund	Other Information (Unaudited)

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in the Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Fund (as a percentage of Fund assets) as the Fund grows in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Fund. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Fund. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Fund and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Fund (such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Fund and receives certain compensation for those services. The Board noted that the Fund pays sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts. It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and broader review

The Board also considered the markets for distribution of the Fund’s shares, including the multiple channels through which the Fund’s shares are offered and sold. The Board noted that the Fund is part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Fund receives throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory Agreements for the Fund was in the best interest of the Fund and its shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations	Wells Fargo Advantage Strategic Municipal Bond Fund	43

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG	— Association of Bay Area Governments
ACB	— Agricultural Credit Bank
ADR	— American Depositary Receipt
ADS	— American Depository Shares
AGC-ICC	— Assured Guaranty Corporation - Insured Custody Certificates
AGM	— Assured Guaranty Municipal
AMBAC	— American Municipal Bond Assurance Corporation
AMT	— Alternative Minimum Tax
ARM	— Adjustable Rate Mortgages
AUD	— Australian Dollar
BAN	— Bond Anticipation Notes
BART	— Bay Area Rapid Transit
BHAC	— Berkshire Hathaway Assurance Corporation
BRL	— Brazil Real
CAD	— Canadian Dollar
CDA	— Community Development Authority
CDO	— Collateralized Debt Obligation
CDSC	— Contingent Deferred Sales Charge
CGIC	— Capital Guaranty Insurance Company
CGY	— Capital Guaranty Corporation
CHF	— Swiss Franc
CIFG	— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee
COP	— Certificate of Participation
CP	— Commercial Paper
CR	— Custody Receipts
CTF	— Common Trust Fund
DEM	— Deutsche Mark
DKK	— Danish Krone
DRIVER	— Derivative Inverse Tax-Exempt Receipts
DW&P	— Department of Water & Power
DWR	— Department of Water Resources
ECFA	— Educational & Cultural Facilities Authority
EDFA	— Economic Development Finance Authority
ETET	— Eagle Tax-Exempt Trust
ETF	— Exchange-Traded Fund
EUR	— Euro
FFCB	— Federal Farm Credit Bank
FGIC	— Financial Guaranty Insurance Corporation
FHA	— Federal Housing Authority
FHAG	— Federal Housing Agency
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corporation
FNMA	— Federal National Mortgage Association
FRF	— French Franc
FSA	— Farm Service Agency
GBP	— Great British Pound
GDR	— Global Depositary Receipt
GNMA	— Government National Mortgage Association
GO	— General Obligation
HCFR	— Healthcare Facilities Revenue
HEFA	— Health & Educational Facilities Authority
HEFAR	— Higher Education Facilities Authority Revenue
HFA	— Housing Finance Authority
HFFA	— Health Facilities Financing Authority
HKD	— Hong Kong Dollar
HUD	— Housing & Urban Development
HUF	— Hungarian Forint
IDA	— Industrial Development Authority
IDAG	— Industrial Development Agency
IDR	— Industrial Development Revenue
IEP	— Irish Pound
JPY	— Japanese Yen
KRW	— Republic of Korea Won
LIBOR	— London Interbank Offered Rate
LLC	— Limited Liability Company
LLP	— Limited Liability Partnership
LOC	— Letter of Credit
LP	— Limited Partnership
MBIA	— Municipal Bond Insurance Association
MFHR	— Multi-Family Housing Revenue
MFMR	— Multi-Family Mortgage Revenue
MMD	— Municipal Market Data
MSTR	— Municipal Securities Trust Receipts
MTN	— Medium Term Note
MUD	— Municipal Utility District
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NATL-RE	— National Public Finance Guarantee Corporation
NLG	— Netherlands Guilder
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PCFA	— Pollution Control Finance Authority
PCR	— Pollution Control Revenue
PFA	— Public Finance Authority
PFFA	— Public Facilities Financing Authority
PFOTER	— Puttable Floating Option Tax-Exempt Receipts
plc	— Public Limited Company
PLN	— Polish Zloty
PSFG	— Public School Fund Guaranty
PUTTER	— Puttable Tax-Exempt Receipts
R&D	— Research & Development
RDA	— Redevelopment Authority
RDFA	— Redevelopment Finance Authority
REIT	— Real Estate Investment Trust
ROC	— Reset Option Certificates
SEK	— Swedish Krona
SFHR	— Single Family Housing Revenue
SFMR	— Single Family Mortgage Revenue
SGD	— Singapore Dollar
SKK	— Slovakian Koruna
SLMA	— Student Loan Marketing Association
SPDR	— Standard & Poor’s Depositary Receipts
STIT	— Short-Term Investment Trust
TAN	— Tax Anticipation Notes
TBA	— To Be Announced
TIPS	— Treasury Inflation-Protected Securities
TRAN	— Tax Revenue Anticipation Notes
TCR	— Transferable Custody Receipts
TRY	— Turkish Lira
TTFA	— Transportation Trust Fund Authority
USD	— Unified School District
XLCA	— XL Capital Assurance
ZAR	— South African Rand

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More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Fund’s Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site: www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Fund’s Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

© 2011 Wells Fargo Funds Management, LLC. All rights reserved.	www.wellsfargo.com/advantagefunds	203488 07-11 AMIZ/AR158 05-11

Annual Report

May 31, 2011

WELLS FARGO ADVANTAGE WEALTHBUILDER PORTFOLIOSSM

■	Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM

■	Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM

■	Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM

■	Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM

■	Wells Fargo Advantage WealthBuilder Equity PortfolioSM

■	Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM

Reduce clutter. Save trees.

Sign up for electronic delivery of prospectuses and shareholder reports at www.wellsfargo.com/advantagedelivery

The views expressed are as of May 31, 2011 and are those of the Wells Fargo Funds Management, LLC, and the Portfolio managers. Any reference to a specific security in this report is not a recommendation to purchase or sell any specific security or adopt any investment strategy. The views are subject to change at any time in response to changing circumstances in the market and are not intended to predict or guarantee the future performance of any individual security, market sector or the markets generally, or the Wells Fargo Advantage WealthBuilder Portfolios .

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

WELLS FARGO INVESTMENT HISTORY

1932	Keystone creates one of the first mutual fund families.

1971	Wells Fargo & Company introduces one of the first institutional index funds.

1978	Wells Fargo applies Markowitz and Sharpe’s research on Modern Portfolio Theory to introduce one of the industry’s first Tactical Asset Allocation (TAA) models in institutional separately managed accounts.

1984	Wells Fargo Stagecoach Funds launches its first asset allocation fund.

1989	The Tactical Asset Allocation (TAA) Model is first applied to Wells Fargo’s asset allocation mutual funds.

1994	Wells Fargo introduces the LifePath Funds, one of the first suites of target date funds (now the Wells Fargo Advantage Dow Jones Target Date FundsSM ).

1996	Evergreen Investments and Keystone Funds merge.

1997	Wells Fargo launches Wells Fargo Advantage WealthBuilder PortfoliosSM, a fund-of-funds suite of products that includes the use of quantitative models to shift assets among investment styles.

1999	Norwest Advantage Funds and Stagecoach Funds are reorganized into Wells Fargo Funds after the merger of Norwest and Wells Fargo.

2002	Evergreen Retail and Evergreen Institutional companies form the umbrella asset management company, Evergreen Investments.

2005	The integration of Strong Funds with Wells Fargo Funds creates Wells Fargo Advantage Funds, resulting in one of the top 20 mutual fund companies in the United States.

2006	Wells Fargo Advantage Funds relaunches the target date product line as Wells Fargo Advantage Dow Jones Target Date Funds.

2010	The mergers and reorganizations of Evergreen and Wells Fargo Advantage mutual funds are completed, unifying the families under the brand of Wells Fargo Advantage Funds.

Wells Fargo Advantage Funds®

Wells Fargo Advantage Funds skillfully guides institutions, financial advisors, and individuals through the investment terrain to help them reach their financial objectives. Everything we do on behalf of investors is backed by our unique combination of qualifications.

Strength

Our organization is built on the standards of integrity and service established by our parent company—Wells Fargo & Company—more than 150 years ago. And, because we’re part of a highly diversified financial enterprise, we offer the depth of resources to help investors succeed.

Expertise

Our multi-boutique model offers investors access to the independent thinking of premier investment managers that have been chosen for their time-tested strategies. While each team specializes in a specific investment strategy, collectively they provide investors a wide choice of distinct investment styles. Our dedication to investment excellence doesn’t end with our expertise in manager selection—risk management, analysis, and rigorous ongoing review seek to ensure each manager’s investment process remains consistent.

Partnership

Our collaborative approach is built around understanding the needs and goals of our clients. By adhering to core principles of sound judgment and steady guidance, we support you through every stage of the investment decision process.

Carefully consider the investment objectives, risks, charges, and expenses before investing. For a current prospectus for Wells Fargo Advantage Funds containing this and other information, visit wellsfargo.com/advantagefunds. Read it carefully before investing.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for Wells Fargo Advantage Funds®. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Funds. The Funds are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of Wells Fargo & Company.

The “Dow Jones Target Date Indexes” are a product of Dow Jones Indexes, a licensed trademark of CME Group Index Services LLC (“CME”). “Dow Jones” and “Dow Jones Target Date Indexes” are service marks of Dow Jones Trademark Holdings, LLC, and have been licensed for use for certain purposes by CME and sublicensed for use by Global Index Advisors, Inc., and Wells Fargo Funds Management, LLC. The Dow Jones Target Date Indexes are based in part on the Barclays Capital Bond Indexes, which are published by Barclays Capital Inc. The Wells Fargo Advantage Dow Jones Target Date Funds, based on the Dow Jones Target Date Indexes, are not sponsored, endorsed, sold, or promoted by Dow Jones, CME or Barclays Capital or any of their respective affiliates, and neither Dow Jones, CME nor Barclays Capital nor any of their respective affiliates makes any representation regarding the advisability of investing in such product(s) and/or about the quality, accuracy, and/or completeness of the Dow Jones Target Date Indexes or the Barclays Capital Bond Indexes. IN NO EVENT SHALL DOW JONES, CME, BARCLAYS CAPITAL, OR ANY OF THEIR LICENSORS HAVE ANY LIABILITY IN CONNECTION WITH THE Wells Fargo Advantage Dow Jones Target Date Funds INCLUDING, WITHOUT LIMITATION, FOR ANY SPECIAL, PUNITIVE, IN DIRECT, OR CONSEQUENTIAL DAMAGES (INCLUDING LOST PROFITS), EVEN IF NOTIFIED OF THE POSSIBILITY OF SUCH DAMAGES.

NOT FDIC INSURED  ¡  NO BANK GUARANTEE  ¡   MAY LOSE VALUE

Not part of the annual report.

Wells Fargo Advantage Funds offers more than 120 mutual funds across a wide range of asset classes, representing over $240 billion in assets under management, as of May 31, 2011.

Equity Funds
Asia Pacific Fund	Enterprise Fund†	Opportunity Fund†
C&B Large Cap Value Fund	Equity Value Fund	Precious Metals Fund
C&B Mid Cap Value Fund	Global Opportunities Fund	Premier Large Company Growth Fund
Capital Growth Fund	Growth Fund	Small Cap Growth Fund
Classic Value Fund	Growth Opportunities Fund	Small Cap Opportunities Fund
Common Stock Fund	Health Care Fund	Small Cap Value Fund
Core Equity Fund	Index Fund	Small Company Growth Fund
Disciplined Global Equity Fund	International Equity Fund	Small Company Value Fund
Disciplined U.S. Core Fund	International Value Fund	Small/Mid Cap Core Fund
Disciplined Value Fund	Intrinsic Small Cap Value Fund	Small/Mid Cap Value Fund
Discovery Fund†	Intrinsic Value Fund	Social Sustainability Fund†
Diversified Equity Fund	Intrinsic World Equity Fund	Special Mid Cap Value Fund
Diversified International Fund	Large Cap Core Fund	Special Small Cap Value Fund
Diversified Small Cap Fund	Large Cap Growth Fund	Specialized Technology Fund
Emerging Growth Fund	Large Company Value Fund	Strategic Large Cap Growth Fund
Emerging Markets Equity Fund	Mid Cap Growth Fund	Traditional Small Cap Growth Fund
Endeavor Select Fund†	Omega Growth Fund	Utility and Telecommunications Fund
Bond Funds
Adjustable Rate Government Fund	Inflation-Protected Bond Fund	Short-Term Bond Fund
California Limited-Term Tax-Free Fund	Intermediate Tax/AMT-Free Fund	Short-Term High Yield Bond Fund
California Tax-Free Fund	International Bond Fund	Short-Term Municipal Bond Fund
Colorado Tax-Free Fund	Minnesota Tax-Free Fund	Strategic Municipal Bond Fund
Government Securities Fund	Municipal Bond Fund	Total Return Bond Fund
High Income Fund	North Carolina Tax-Free Fund	Ultra Short-Term Income Fund
High Yield Bond Fund	Pennsylvania Tax-Free Fund	Ultra Short-Term Municipal Income Fund
Income Plus Fund	Short Duration Government Bond Fund	Wisconsin Tax-Free Fund
Asset Allocation Funds
Asset Allocation Fund	WealthBuilder Equity Portfolio†	Target 2020 Fund†
Conservative Allocation Fund	WealthBuilder Growth Allocation Portfolio†	Target 2025 Fund†
Diversified Capital Builder Fund	WealthBuilder Growth Balanced Portfolio†	Target 2030 Fund†
Diversified Income Builder Fund	WealthBuilder Moderate Balanced Portfolio†	Target 2035 Fund†
Growth Balanced Fund	WealthBuilder Tactical Equity Portfolio†	Target 2040 Fund†
Index Asset Allocation Fund	Target Today Fund†	Target 2045 Fund†
Moderate Balanced Fund	Target 2010 Fund†	Target 2050 Fund†
WealthBuilder Conservative Allocation Portfolio†	Target 2015 Fund†	Target 2055 Fund†
Money Market Funds
100% Treasury Money Market Fund	Minnesota Money Market Fund	New Jersey Municipal Money Market Fund
California Municipal Money Market Fund	Money Market Fund	New York Municipal Money Market Fund
Cash Investment Money Market Fund	Municipal Cash Management Money Market Fund	Pennsylvania Municipal Money Market Fund
Government Money Market Fund	Municipal Money Market Fund	Prime Investment Money Market Fund
Heritage Money Market Fund†	National Tax-Free Money Market Fund	Treasury Plus Money Market Fund
Variable Trust Funds[1]
VT Core Equity Fund	VT Intrinsic Value Fund	VT Small Cap Value Fund
VT Discovery Fund†	VT Omega Growth Fund	VT Total Return Bond Fund
VT Index Asset Allocation Fund	VT Opportunity Fund†
VT International Equity Fund	VT Small Cap Growth Fund

An investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Wells Fargo Advantage Money Market Funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in a money market fund.

1.	The Variable Trust Funds are generally available only through insurance company variable contracts.

†

In this report, the Wells Fargo Advantage Discovery FundSM, Wells Fargo Advantage Endeavor Select FundSM, Wells Fargo Advantage Enterprise FundSM, Wells Fargo Advantage Opportunity FundSM, Wells Fargo Advantage Social Sustainability FundSM, Wells Fargo Advantage WealthBuilder Conservative Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Equity PortfolioSM , Wells Fargo Advantage WealthBuilder Growth Allocation PortfolioSM, Wells Fargo Advantage WealthBuilder Growth Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Moderate Balanced PortfolioSM, Wells Fargo Advantage WealthBuilder Tactical Equity PortfolioSM , Wells Fargo Advantage Dow Jones Target Today FundSM, Wells Fargo Advantage Dow Jones Target 2010 FundSM, Wells Fargo Advantage Dow Jones Target 2015 FundSM, Wells Fargo Advantage Dow Jones Target 2020 FundSM, Wells Fargo Advantage Dow Jones Target 2025 FundSM, Wells Fargo Advantage Dow Jones Target 2030 FundSM , Wells Fargo Advantage Dow Jones Target 2035 FundSM, Wells Fargo Advantage Dow Jones Target 2040 FundSM, Wells Fargo Advantage Dow Jones Target 2045 FundSM, Wells Fargo Advantage Dow Jones Target 2050 FundSM, Wells Fargo Advantage Dow Jones Target 2055 FundSM, Wells Fargo Advantage Heritage Money Market FundSM, Wells Fargo Advantage VT Discovery FundSM, and Wells Fargo Advantage VT Opportunity FundSM are referred to as the Discovery Fund, Endeavor Select Fund, Enterprise Fund, Opportunity Fund, Social Sustainability Fund, WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio, WealthBuilder Tactical Equity Portfolio, Target Today Fund, Target 2010 Fund, Target 2015 Fund, Target 2020 Fund, Target 2025 Fund, Target 2030 Fund, Target 2035 Fund, Target 2040 Fund, Target 2045 Fund, Target 2050 Fund, Target 2055 Fund, Heritage Money Market Fund, VT Discovery Fund, and VT Opportunity Fund, respectively.

Not part of the annual report.

2	Wells Fargo Advantage WealthBuilder Portfolios	Letter to Shareholders

Karla M. Rabusch,

President

Wells Fargo Advantage Funds

The period was marked by continuing optimism as most economic data continued to point toward recovery; although a continued sluggish employment market and a late-period weakening in the housing market remained worrisome.

Dear Valued Shareholder,

We’re pleased to offer you this annual report for the Wells Fargo Advantage WealthBuilder PortfoliosSM for the 12-month period that ended May 31, 2011. The period was marked by continuing optimism as most economic data continued to point toward recovery; although a continued sluggish employment market and a late-period weakening in the housing market remained worrisome. All major areas of the global stock market ended the period with double-digit gains. In an environment distinguished by continued low interest rates and recovering credit markets, most bond market sectors posted gains.

Solid economic reports helped support a market rally.

Economic numbers throughout the reporting period supported the case for a gradual recovery. Reported real gross domestic product (GDP) grew by 2.6% in the third quarter of 2010 and by 3.1% in the fourth quarter. Although GDP growth slowed in the first quarter of 2011, it remained solidly positive at 1.8%, supporting consensus opinion that a double-dip recession was unlikely.

The unemployment rate began the period at 9.5% in June 2010 and ended the period modestly lower at 9.1% in May 2011. The stubbornly high unemployment rate was the main sour note and the primary reason why most analysts believed that an economic recovery would be gradual.

Persistent weakness in the housing market remained another source of concern, and by the end of the period, higher prices for food and energy led to concerns about renewed inflation.

Europe’s sovereign debt problems weighed on confidence.

Although European economic news had initially supported the moderately positive outlook, investors became concerned in mid-2010 about the possibility that eurozone member Greece would default on its sovereign debt. Greece applied for a bailout from the European Union and the International Monetary Fund in April 2010, and Ireland followed in November. Portugal also requested a bailout in early April 2011. Concerns about default led to worries about the debt burdens of other member states, such as Italy and Spain, and about the effect of possible defaults on European banks and pension funds. Despite the debt worries, European stocks rallied during the reporting period, and the MSCI EAFE Index1 (which also includes stocks from developed Asian markets) posted a positive 12-month return.

Central banks continued to provide stimulus.

Throughout the reporting period, the Federal Open Market Committee kept its key interest rates at effectively zero in order to support the financial system. In November 2010, the Federal Reserve (Fed) announced a second round of monetary stimulus (QE2) in which it planned to purchase $600 billion in long-term U.S. Treasuries by the end of the second quarter of 2011, as well as reinvest an additional $250 billion to $300 billion in Treasuries with the proceeds from earlier investments.

The European Central Bank (ECB) began the period with a key rate of 1.00% but in early April raised it to 1.25% as part of an attempt to keep inflation in check. The

1.	The Morgan Stanley Capital International Europe, Australasia, and Far East (“MSCI EAFE”) Stock Index is an unmanaged group of securities widely regarded by investors to be representations of the stock markets of Europe, Australasia, and the Far East. You cannot invest directly in an index.

Letter to Shareholders	Wells Fargo Advantage WealthBuilder Portfolios	3

ECB continued to provide unlimited liquidity for banks and, in December 2010, announced the purchase of Irish and Portuguese bonds to help reduce those countries’ borrowing costs.

Global stock and bond markets rallied.

Stocks sold off in the summer of 2010 because of concerns about sovereign debt, but they soon recovered on hopes of a continued economic recovery. For the period, both domestic small-cap and large-cap stocks rallied as most investors seemed to operate on the belief that the economic recovery would continue. Within the small-cap space, growth stocks strongly outperformed value stocks, in part because small-cap growth issues tend to have greater sensitivity to economic growth. Growth stocks also outperformed within the large-cap space but by a smaller margin. Both developed and emerging markets stocks posted gains for the period.

Within the fixed-income universe, investment-grade bonds continued to benefit from historically low interest rates, though returns were in the single digits, as most of the total returns came from income rather than from capital gains. High-yield bonds posted double-digit gains on improved economic conditions and investors’ apparent increased willingness to take on credit risk in exchange for higher yields in a low-yielding environment.

Many variables are at work in the market.

The full effect of the credit crisis remains unknown. Elevated unemployment and debt defaults continue to pressure consumers and businesses alike.

Experience tells us that strict adherence to time-tested strategies has its rewards. As a whole, Wells Fargo Advantage Funds represents investments across a range of asset classes and investment styles, giving you an opportunity to create a diversified investment portfolio. While diversification may not prevent losses in a downturn, it does provide you with one way of managing risk.

Thank you for choosing to invest with Wells Fargo Advantage Funds. We appreciate your confidence in us and remain committed to helping you meet your financial needs. For current information about your fund investments, contact your investment professional, visit our website at www.wellsfargo.com/advantagefunds, or call us directly at 1-800-222-8222. We are available 24 hours a day, 7 days a week.

Sincerely,

Karla M. Rabusch

President

Wells Fargo Advantage Funds

For the period, both domestic small-cap and large-cap stocks rallied as most investors seemed to operate on the belief that the economic recovery would continue.

4	Wells Fargo Advantage WealthBuilder Portfolios	Performance Highlights

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks current income with a secondary emphasis on capital appreciation

ADVISER

Wells Fargo Funds Management, LLC

PORTFOLIO MANAGERS

Doug Beath

Petros Bocray, CFA

Jeffrey P. Mellas, CAIA

FUND INCEPTION

September 30, 2004

PERFORMANCE SUMMARY

12 MONTH TOTAL RETURN AS OF MAY 31, 2011
WealthBuilder Conservative Allocation Portfolio (Excluding Sales Charge)	11.42%
WealthBuilder Conservative Allocation Composite Index[1]	9.83%
S&P 500® Index[2]	25.95%
Barclays Capital U.S. Aggregate Bond Index[3]	5.84%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than theperformance data quoted. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. The Adviser has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses at 1.50%. The Portfolio’s gross and net expense ratios are 2.10% and 2.04%, respectively. Without these reductions, the Portfolio’s returns would have been lower.

GROWTH OF $10,000 INVESTMENT[4] (AS OF MAY 31, 2011)

1.	The WealthBuilder Conservative Allocation Composite Index is weighted 20% in the S&P 500 Index and 80% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

2.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.
4.	The chart compares the performance of the Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio for the life of the Portfolio with the Wealthbuilder Conservative Allocation Composite Index, the S&P 500 Index, and the Barclays Capital U.S. Aggregate Bond Index. The chart assumes a hypothetical $10,000 investment, reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolios	5

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (continued)

MANAGER’S DISCUSSION

Fund highlights

■

The Portfolio outperformed its benchmark, the WealthBuilder Conservative Allocation Composite Index, for the 12-month period that ended May 31, 2011. The tactical overweight to the stocks paid off as the return on stocks exceeded the return on bonds by a wide margin.

■

With the S&P 500 Index outperforming long-term U.S. Treasury bonds, the implementation of a 5% Tactical Asset Allocation (TAA) shift toward stocks for the entire period benefited the Portfolio’s return relative to its benchmark. In addition, the shifts among the various equity sectors, as dictated by the Tactical Equity Allocation (TEA) Model, also contributed to relative performance.

■

As corporate earnings grew at a healthy rate, stocks remained attractive on a valuation basis despite rising significantly from their lows reached in the first quarter of 2009. Meanwhile, bond yields hovered near historically low levels, keeping a lid on expected returns. Our models recognized this disequilibrium and captured the resulting performance spread by overweighting stocks.

Strong earnings growth, along with additional support from the Federal Reserve, propelled equity markets higher during the period.

Although pessimism and gloom prevailed during the summer of 2010, persistent fears of a double-dip recession finally gave way to renewed optimism and confidence during the latter stages of the third quarter. Corporate earnings growth, a bright spot during the recovery, continued to trend higher, and we saw potential signs of an improving job market as initial jobless claims drifted lower during the period. Markets received a final boost when the Federal Reserve announced its plan to implement a second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011.

As confidence in the sustainability of the recovery grew, stocks posted strong gains across the board, with most parts of the market producing double-digit gains. Within the fixed-income segment, investment-grade and high-yield corporate bonds outperformed U.S. Treasury securities. Stocks outperformed bonds in all major categories. Toward the end of the 12-month period, however, a renewed focus on the lingering fiscal issues in Europe coupled with some weaker economic reports in the U.S. prompted a mild selloff in stocks as investors sought the perceived safety of U.S. Treasuries.

The Portfolio was well positioned to take advantage of the trends that defined the 12-month period. The Portfolio’s allocation to stocks and bonds is determined by the TAA Model—a proprietary investment strategy that seeks to enhance the Portfolio’s performance by shifting between stocks and bonds. During the period, the model employed a 5% overweight to stocks. As the S&P 500 Index outperformed long-term U.S. Treasuries by a wide margin, the implementation of the tactical shift toward stocks aided relative returns.

The TEA model, which determines shifts among the equity styles in the Portfolio, also contributed to performance, favoring domestic, small-cap, and growth stocks during the period. Since the introduction of the TEA Model during the year, all three stock market components aided relative results as domestic outperformed international, small caps exceeded large caps, and growth beat value.

We implemented several strategic changes to the Portfolio during the 12-month period.

In an effort to introduce additional sources of potential excess return to the Portfolio, we added exposure to the TEA Model, which serves as a nice complement to the TAA Model that has been employed since the Portfolio’s inception. With the introduction of the TEA Model, we have now expanded our ability to take advantage of multiple sources of potential excess return.

6	Wells Fargo Advantage WealthBuilder Portfolios	Performance Highlights

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (continued)

We also increased the Portfolio’s strategic exposure to emerging markets equities during the period. As a percent of the global equity market capitalization, the share of emerging markets has grown considerably over the past decade. We believed that it was important to more closely align the Portfolio with the global opportunity set and therefore increased exposure to this asset class.

Finally, as part of our due diligence process, we attempt to ensure that we maintain exposure to best-in-class managers and thus replaced some of the underlying funds in the Portfolio during the period. Within the international investment style, we replaced the ING International Value Fund with the Templeton Institutional Foreign Equity Fund. We also added two new emerging markets funds: the Wells Fargo Advantage Emerging Markets Equity Fund and the Oppenheimer Developing Markets Fund. In addition, we replaced the Columbia Marsico Focused Equities Fund with two new funds: the American Century Growth Fund and the Wells Fargo Advantage Strategic Large Cap Growth Fund. During our ongoing reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers’ experience and tenure, and the funds’ performance and risk profiles.

We continue to believe that the economic recovery is on a sound footing and that market conditions currently favor stocks over bonds.

Although stocks have more than doubled in value during the recovery, the TAA Model continues to indicate that stocks remain attractive relative to bonds. As a result, we currently believe that it will be advantageous for the Portfolio to maintain the maximum equity overweighting until the relative valuation between stocks and bonds returns to a more balanced position.

EFFECTIVE ALLOCATION[5] (AS OF MAY 31, 2011)

TEN LARGEST HOLDINGS[6] (AS OF MAY 31, 2011)
Wells Fargo Advantage Short Duration Government Bond Fund	27.99%
Wells Fargo Advantage Total Return Bond Portfolio	18.70%
Wells Fargo Advantage Government Securities Fund	18.69%
Oppenheimer International Bond Fund	4.70%
PIMCO High Yield Fund	4.65%
PIMCO CommodityRealReturn Strategy Fund	3.02%
T. Rowe Price Blue Chip Growth Fund	2.31%
ING Global Real Estate Fund	2.01%
Thornburg International Value Fund	1.72%
American Century Growth Fund	1.65%

5.	Effective allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the effective allocation shown.

6.	Portfolio holdings are subject to change and are calculated based on the total net assets of the Portfolio.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolios	7

Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[7]
	Inception Date	6 Months*	1 Year	5 Year	Life of Portfolio	6 Months*	1 Year	5 Year	Life of Portfolio	Gross	Net[8]
WealthBuilder Conservative Allocation Portfolio (WBCAX)	09/30/2004	3.59	9.75	4.31	4.12	5.17	11.42	4.63	4.36	2.10%	2.04%
WealthBuilder Conservative Allocation Composite Index[1]						4.48	9.83	6.23	5.46
S&P 500 Index[2]						15.03	25.95	3.32	4.99
Barclays Capital U.S. Aggregate Bond Index[3]						1.91	5.84	6.63	5.31

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

7.	Reflects the expense ratios as stated in the most recent prospectuses.

8.	The Adviser has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. Without this cap, the Portfolio’s returns would have been lower.

8	Wells Fargo Advantage WealthBuilder Portfolios	Performance Highlights

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks a combination of current income and capital appreciation.

ADVISER

Wells Fargo Funds Management, LLC

PORTFOLIO MANAGERS

Doug Beath

Petros Bocray, CFA

Jeffrey P. Mellas, CAIA

FUND INCEPTION

September 30, 2004

PERFORMANCE SUMMARY

12 MONTH TOTAL RETURN AS OF MAY 31, 2011
WealthBuilder Moderate Balanced Portfolio (Excluding Sales Charge)	16.96%
WealthBuilder Moderate Balanced Composite Index[1]	13.85%
S&P 500® Index[3]	25.95%
Barclays Capital U.S. Aggregate Bond Index[2]	5.84%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than theperformance data quoted. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. The Adviser has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses at 1.50%. The Portfolio’s gross and net expense ratios are 2.20% and 2.13%, respectively. Without these reductions, the Portfolio’s returns would have been lower.

GROWTH OF $10,000 INVESTMENT[4] (AS OF MAY 31, 2011)

1.	The WealthBuilder Moderate Balanced Composite Index is weighted 40% in the S&P 500 Index and 60% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

2.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4.	The chart compares the performance of the Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio for the life of the Portfolio with the WealthBuilder Moderate Balanced Composite Index, the Barclays Capital U.S. Aggregate Bond Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment, reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolios	9

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (continued)

MANAGER’S DISCUSSION

Fund highlights

■

The Portfolio outperformed its benchmark, the WealthBuilder Moderate Balanced Composite Index, for the 12-month period that ended May 31, 2011. The tactical overweight to the stocks paid off as the return on stocks exceeded the return on bonds by a wide margin.

■

With the S&P 500 Index outperforming long-term Treasury bonds, the implementation of a 10% Tactical Asset Allocation (TAA) shift toward stocks for the entire period benefited the Portfolio’s return relative to its benchmark. In addition, the shifts among the various equity sectors, as dictated by the Tactical Equity Allocation (TEA) Model, also contributed to relative performance.

■

As corporate earnings grew at a healthy rate, stocks remained attractive on a valuation basis despite rising significantly from their lows reached in the first quarter of 2009. Meanwhile, bond yields hovered near historically low levels, keeping a lid on expected returns. Our models recognized this disequilibrium and captured the resulting performance spread by overweighting higher-risk markets.

Strong earnings growth, along with additional support from the Federal Reserve, propelled equity markets higher during the period.

Although pessimism and gloom prevailed during the summer of 2010, persistent fears of a double-dip recession finally gave way to renewed optimism and confidence during the latter stages of the third quarter. Corporate earnings growth, a bright spot during the recovery, continued to trend higher, and we saw potential signs of an improving job market as initial jobless claims drifted lower during the period. Markets received a final boost when the Federal Reserve announced its plan to implement a second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011.

As confidence in the sustainability of the recovery grew, stocks posted strong gains across the board, with most parts of the market producing double-digit gains. Within the fixed-income segment, investment-grade and high-yield corporate bonds outperformed U.S. Treasury securities. Stocks outperformed bonds in all major categories. Toward the end of the 12-month period, however, a renewed focus on the lingering fiscal issues in Europe coupled with some weaker economic reports in the U.S. prompted a mild sell-off in stocks as investors sought the perceived safety of U.S. Treasuries.

The Portfolio was well positioned to take advantage of the trends that defined the 12-month period. The Portfolio’s allocation to stocks and bonds is determined by the TAA Model—a proprietary investment strategy that seeks to enhance the Portfolio’s performance by shifting between stocks and bonds. During the period, the model employed a 10% overweight to stocks. As the S&P 500 Index outperformed long-term U.S. Treasuries by a wide margin, the implementation of the tactical shift toward stocks aided relative returns.

The TEA Model, which determines shifts among the equity styles in the Portfolio, also contributed to performance by favoring domestic, small-cap, and growth stocks. Since the introduction of the TEA Model during the year, all three stock market components aided relative results as domestic outperformed international, small caps exceeded large caps, and growth beat value.

We implemented several strategic changes to the Portfolio during the 12-month period.

In an effort to introduce additional sources of potential excess return to the Portfolio, we added exposure to the TEA Model, which serves as a nice complement to the TAA Model that has been employed since the Portfolio’s inception. With the introduction of the TEA Model, we have now expanded our ability to take advantage of multiple sources of potential excess return.

10	Wells Fargo Advantage WealthBuilder Portfolios	Performance Highlights

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (continued)

We also increased the Portfolio’s strategic exposure to emerging market equities during the period. As a percent of the global equity market capitalization, the share of emerging markets has grown considerably over the past decade. We believed that it was important to more closely align the Portfolio with the global opportunity set and therefore increased exposure to this asset class.

Finally, as part of our due diligence process, we attempt to ensure that we maintain exposure to best-in-class managers and thus replaced some of the underlying funds in the Portfolio during the period. Within the international investment style, we replaced the ING International Value Fund with the Templeton Institutional Foreign Equity Fund. We also added two new emerging markets funds: the Wells Fargo Advantage Emerging Markets Equity Fund and the Oppenheimer Developing Markets Fund. In addition, we replaced the Columbia Marsico Focused Equities Fund with two new funds: the American Century Growth Fund and the Wells Fargo Advantage Strategic Large Cap Growth Fund. In our ongoing reviews of the mutual fund holdings in the Portfolio, we monitor several factors, including the investment style and process of each fund, the fund managers’ experience and tenure, and the funds’ performance and risk profiles.

We continue to believe that the economic recovery is on a sound footing and that market conditions currently favor stocks over bonds.

Although stocks have more than doubled in value during the recovery, the TAA Model continues to indicate that stocks remain attractive relative to bonds. As a result, we currently believe that it will be advantageous for the Portfolio to remain overweight in stocks until the relative valuation between stocks and bonds return to a more balanced position.

EFFECTIVE ALLOCATION[5] (AS OF MAY 31, 2011)

TEN LARGEST HOLDINGS[6] (AS OF MAY 31, 2011)
Wells Fargo Advantage Short Duration Government Bond Fund	18.42%
Wells Fargo Advantage Total Return Bond Portfolio	13.82%
Wells Fargo Advantage Government Securities Fund	13.82%
Oppenheimer International Bond Fund	4.67%
PIMCO High Yield Fund	4.61%
T. Rowe Price Blue Chip Growth Fund	4.57%
Thornburg International Value Fund	3.40%
American Century Growth Fund	3.26%
PIMCO CommodityRealReturn Strategy Fund	3.05%
Wells Fargo Advantage Equity Value Portfolio	2.79%

5.	Effective allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the effective allocation shown.

6.	Portfolio holdings are subject to change and are calculated based on the total net assets of the Portfolio.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolios	11

Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[7]
	Inception Date	6 Months*	1 Year	5 Year	Life of Portfolio	6 Months*	1 Year	5 Year	Life of Portfolio	Gross	Net[8]
WealthBuilder Moderate Balanced Portfolio (WBBBX)	09/30/2004	6.47	15.20	3.63	4.38	8.09	16.96	3.95	4.62	2.20%	2.13%
WealthBuilder Moderate Balanced Composite Index[1]						7.07	13.85	5.69	5.51
S&P 500 Index[3]						15.03	25.95	3.32	4.99
Barclays Capital U.S. Aggregate Bond Index[2]						1.91	5.84	6.63	5.31

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

7.	Reflects the expense ratios as stated in the most recent prospectuses.

8.	The Adviser has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. Without this cap, the Portfolio’s returns would have been lower.

12	Wells Fargo Advantage WealthBuilder Portfolios	Performance Highlights

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks a combination of capital appreciation and current income.

ADVISER

Wells Fargo Funds Management, LLC

PORTFOLIO MANAGERS

Doug Beath

Petros Bocray, CFA

Jeffrey P. Mellas, CAIA

FUND INCEPTION

October 1, 1997

PERFORMANCE SUMMARY

12 MONTH TOTAL RETURN AS OF MAY 31, 2011
WealthBuilder Growth Balanced Portfolio (Excluding Sales Charge)	24.27%
WealthBuilder Growth Balanced Composite Index[1]	18.89%
S&P 500® Index[2]	25.95%
Barclays Capital U.S. Aggregate Bond Index[3]	5.84%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. The Adviser has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses at 1.50%. The Portfolio’s gross and net expense ratios are 2.31% and 2.25%, respectively. Without these reductions, the Portfolio’s returns would have been lower.

GROWTH OF $10,000 INVESTMENT[4] (AS OF MAY 31, 2011)

1.	The WealthBuilder Growth Balanced Composite Index is weighted 65% in the S&P 500 Index and 35% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

2.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

3.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

4.	The chart compares the performance of the Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio for the most recent 10 years with the WealthBuilder Growth Balanced Composite Index, the Barclays Capital U.S. Aggregate Bond Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment, reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolios	13

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (continued)

MANAGER’S DISCUSSION

Fund highlights

■

The Portfolio outperformed its benchmark, the WealthBuilder Growth Balanced Composite Index, for the 12-month period that ended May 31, 2011. The tactical overweight to the stocks paid off as the return on stocks exceeded the return on bonds by a wide margin.

■

With the S&P 500 Index outperforming long-term Treasury bonds, the implementation of a 15% Tactical Asset Allocation (TAA) shift toward stocks for the entire period benefited the Portfolio’s return relative to its benchmark. In addition, the shifts among the various equity sectors, as dictated by the Tactical Equity Allocation (TEA) Model, also contributed to relative performance.

■

As corporate earnings grew at a healthy rate, stocks remained attractive on a valuation basis despite rising significantly from their lows reached in the first quarter of 2009. Meanwhile, bond yields hovered near historically low levels, keeping a lid on expected returns. Our models recognized this disequilibrium and captured the resulting performance spread by overweighting higher-risk markets.

Strong earnings growth, along with additional support from the Federal Reserve, propelled equity markets higher during the period.

Although pessimism and gloom prevailed during the summer of 2010, persistent fears of a double-dip recession finally gave way to renewed optimism and confidence during the latter stages of the third quarter. Corporate earnings growth, a bright spot during the recovery, continued to trend higher, and we saw potential signs of an improving job market as initial jobless claims drifted lower during the period. Markets received a final boost when the Federal Reserve announced its plan to implement a second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011.

As confidence in the sustainability of the recovery grew, stocks posted strong gains across the board, with most parts of the market producing double-digit gains. Within the fixed-income segment, investment-grade and high-yield corporate bonds outperformed U.S. Treasury securities. Stocks outperformed bonds in all major categories. Toward the end of the 12-month period, however, a renewed focus on the lingering fiscal issues in Europe coupled with some weaker economic reports in the U.S. prompted a mild sell-off in stocks as investors sought the perceived safety of U.S. Treasuries.

The Portfolio was well positioned to take advantage of the trends that defined the 12-month period. The Portfolio’s allocation to stocks and bonds is determined by the TAA Model—a proprietary investment strategy that seeks to enhance the Portfolio’s performance by shifting between stocks and bonds. During the period, the model employed a 15% overweight to stocks. As the S&P 500 Index outperformed long-term U.S. Treasuries by a wide margin, the implementation of the tactical shift toward stocks aided relative returns.

The TEA Model, which determines shifts among the equity styles in the Portfolio, also contributed to performance, favoring domestic, small-cap, and growth stocks. Since the introduction of the TEA Model during the year, all three stock market components aided relative results as domestic outperformed international, small caps exceeded large caps, and growth beat value.

We implemented several strategic changes to the Portfolio during the 12-month period.

In an effort to introduce additional sources of potential excess return to the Portfolio, we added exposure to the TEA Model, which serves as a nice complement to the TAA Model that has been employed since the Portfolio’s inception. With the introduction of the TEA Model, we have now expanded our ability to take advantage of multiple sources of potential excess return.

14	Wells Fargo Advantage WealthBuilder Portfolios	Performance Highlights

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (continued)

We also increased the Portfolio’s strategic exposure to emerging market equities during the period. As a percent of the global equity market capitalization, the share of emerging markets has grown considerably over the past decade. We believed that it was important to more closely align the Portfolio with the global opportunity set and therefore increased exposure to this asset class.

Finally, as part of our due diligence process, we attempt to ensure that we maintain exposure to best-in-class managers and thus replaced some of the underlying funds in the Portfolio during the period. Within the international investment style, we replaced the ING International Value Fund with the Templeton Institutional Foreign Equity Fund. We also added two new emerging markets funds: the Wells Fargo Advantage Emerging Markets Equity Fund and the Oppenheimer Developing Markets Fund. In addition, we replaced the Columbia Marsico Focused Equities Fund with two new funds: the American Century Growth Fund and the Wells Fargo Advantage Strategic Large Cap Growth Fund. In our ongoing reviews of the mutual fund holdings in the Portfolio, we monitor several factors, including the investment style and process of each fund, the fund managers’ experience and tenure, and the funds’ performance and risk profiles.

We continue to believe that the economic recovery is on a sound footing and that market conditions currently favor stocks over bonds.

Although stocks have more than doubled in value during the recovery, the TAA Model continues to indicate that stocks remain attractive relative to bonds. As a result, we currently believe that it will be advantageous for the portfolio to remain overweight in stocks until the relative valuation between stocks and bonds return to a more balanced position.

EFFECTIVE ALLOCATION[5] (AS OF MAY 31, 2011)

TEN LARGEST HOLDINGS[6] (AS OF MAY 31, 2011)
Wells Fargo Advantage Government Securities Fund	11.70%
Wells Fargo Advantage Total Return Bond Portfolio	10.82%
T. Rowe Price Blue Chip Growth Fund	7.33%
Thornburg International Value Fund	5.44%
American Century Growth Fund	5.22%
Oppenheimer International Bond Fund	4.57%
PIMCO High Yield Fund	4.51%
Wells Fargo Advantage Equity Value Portfolio	4.47%
Wells Fargo Advantage Endeavor Select Fund	4.21%
Wells Fargo Advantage Strategic Large Cap Growth Fund	4.19%

5.	Effective allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the effective allocation shown.

6.	Portfolio holdings are subject to change and are calculated based on the total net assets of the Portfolio.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolios	15

Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[7]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[8]
WealthBuilder Growth Balanced Portfolio (WBGBX)	10/1/1997	10.23	22.40	2.53	2.89	11.91	24.27	2.84	3.04	2.31%	2.25%
WealthBuilder Growth Balanced Composite Index[1]						10.36	18.89	4.85	4.07
S&P 500 Index[2]						15.03	25.95	3.32	2.64
Barclays Capital U.S. Aggregate Bond Index[3]						1.91	5.84	6.63	5.82

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

7.	Reflects the expense ratios as stated in the most recent prospectuses.

8.	The Adviser has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. Without this cap, the Portfolio’s returns would have been lower.

16	Wells Fargo Advantage WealthBuilder Portfolios	Performance Highlights

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks capital appreciation with a secondary emphasis on current income.

ADVISER

Wells Fargo Funds Management, LLC

PORTFOLIO MANAGERS

Doug Beath

Petros Bocray, CFA

Jeffrey P. Mellas, CAIA

FUND INCEPTION

September 30, 2004

PERFORMANCE SUMMARY

12 MONTH TOTAL RETURN AS OF MAY 31, 2011
WealthBuilder Growth Allocation Portfolio (Excluding Sales Charge)	27.33%
WealthBuilder Growth Allocation Composite Index[1]	21.91%
S&P 500® Index[3]	25.95%
Barclays Capital U.S. Aggregate Bond Index[2]	5.84%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. The Adviser has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses at 1.50%. The Portfolio’s gross and net expense ratios are 2.41% and 2.31%, respectively. Without these reductions, the Portfolio’s returns would have been lower.

GROWTH OF $10,000 INVESTMENT[4] (AS OF MAY 31, 2011)

1.	The WealthBuilder Growth Allocation Composite Index is weighted 80% in the S&P 500 Index and 20% in the Barclays Capital U.S. Aggregate Bond Index (includes Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities). You cannot invest directly in an index.

2.	The Barclays Capital U.S. Aggregate Bond Index is composed of the Barclays Capital Government/Credit Index and the Mortgage-Backed Securities Index and includes U.S. Treasury issues, agency issues, corporate bond issues, and mortgage-backed securities. You cannot invest directly in an index.

3.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

4.	The chart compares the performance of the Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio for the life of the Portfolio with the WealthBuilder Growth Allocation Composite Index, the Barclays Capital U.S. Aggregate Bond Index, and the S&P 500 Index. The chart assumes a hypothetical $10,000 investment, reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolios	17

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (continued)

MANAGER’S DISCUSSION

Fund highlights

■

The Portfolio outperformed its benchmark, the WealthBuilder Growth Allocation Composite Benchmark for the 12-month period that ended May 31, 2011. The tactical overweight to the stocks paid off as the return on stocks exceeded the return on bonds by a wide margin.

■

With the S&P 500 Index outperforming long-term U.S. Treasury bonds, the implementation of a 15% Tactical Asset Allocation (TAA) shift toward stocks for the entire period benefited the Portfolio’s return relative to its benchmark. In addition, the shifts among the various equity sectors, as dictated by the Tactical Equity Allocation (TEA) Model, also contributed to relative performance.

■

As corporate earnings grew at a healthy rate, stocks remained attractive on a valuation basis despite rising significantly from their lows reached in the first quarter of 2009. Meanwhile, bond yields hovered near historically low levels, keeping a lid on expected returns. Our models recognized this disequilibrium and captured the resulting performance spread by overweighting higher-risk markets.

Strong earnings growth, along with additional support from the Federal Reserve, propelled equity markets higher during the period.

Although pessimism and gloom prevailed during the summer of 2010, persistent fears of a double-dip recession finally gave way to renewed optimism and confidence during the latter stages of the third quarter. Corporate earnings growth, a bright spot during the recovery, continued to trend higher, and we saw potential signs of an improving job market as initial jobless claims drifted lower during the period. Markets received a final boost when the Federal Reserve announced its plan to implement a second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011.

As confidence in the sustainability of the recovery grew, stocks posted strong gains across the board, with most parts of the market producing double-digit gains. Within the fixed-income segment, investment-grade and high-yield corporate bonds outperformed U.S. Treasury securities. Stocks outperformed bonds in all major categories. Toward the end of the 12-month period, however, a renewed focus on the lingering fiscal issues in Europe coupled with some weaker economic reports in the U.S. prompted a mild sell-off in stocks as investors sought the perceived safety of U.S. Treasuries.

The Portfolio was well positioned to take advantage of the trends that defined the 12-month period. The Portfolio’s allocation to stocks and bonds is determined by the TAA Model—a proprietary investment strategy that seeks to enhance the Portfolio’s performance by shifting between stocks and bonds. During the period, the model employed a 15% overweight to stocks. As the S&P 500 Index outperformed long-term U.S. Treasuries by a wide margin, the implementation of the tactical shift toward stocks aided relative returns.

The TEA model, which determines shifts among the equity styles in the Portfolio, also contributed to performance, favoring domestic, small-cap, and growth stocks during the period. Since the introduction of the TEA Model during the year, all three stock market components aided relative results as domestic outperformed international, small caps exceeded large caps, and growth beat value.

We implemented several strategic changes to the Portfolio during the 12-month period.

In an effort to introduce additional sources of potential excess return to the Portfolio, we added exposure to the TEA Model, which serves as a nice complement to the TAA Model that has been employed since the Portfolio’s inception. With the introduction of the TEA Model, we have now expanded our ability to take advantage of multiple sources of potential excess return.

18	Wells Fargo Advantage WealthBuilder Portfolios	Performance Highlights

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (continued)

We also increased the Portfolio’s strategic exposure to emerging markets equities during the period. As a percent of the global equity market capitalization, the share of emerging markets has grown considerably over the past decade. We believed that it was important to more closely align the Portfolio with the global opportunity set and therefore increased exposure to this asset class.

Finally, as part of our due diligence process, we attempt to ensure that we maintain exposure to best-in-class managers and thus replaced some of the underlying funds in the Portfolio during the period. Within the international investment style, we replaced the ING International Value Fund with the Templeton Institutional Foreign Equity Fund. We also added two new emerging markets funds: the Wells Fargo Advantage Emerging Markets Equity Fund and the Oppenheimer Developing Markets Fund. In addition, we replaced the Columbia Marsico Focused Equities Fund with two new funds: the

American Century Growth Fund and the Wells Fargo Advantage Strategic Large Cap Growth Fund. In our ongoing reviews of the mutual fund holdings in the Portfolio, we monitor several factors, including the investment style and process of each fund, the fund managers’ experience and tenure, and the funds’ performance and risk profiles.

We continue to believe that the economic recovery is on a sound footing and that market conditions currently favor stocks over bonds.

Although stocks have more than doubled in value during the recovery, the TAA Model continues to indicate that stocks remain attractive relative to bonds. As a result, we currently believe that it will be advantageous for the Portfolio to remain overweight in stocks until the relative valuation between stocks and bonds return to a more balanced position.

EFFECTIVE ALLOCATION[5] (AS OF MAY 31, 2011)

TEN LARGEST HOLDINGS[6] (AS OF MAY 31, 2011)
T. Rowe Price Blue Chip Growth Fund	9.00%
Thornburg International Value Fund	6.66%
American Century Growth Fund	6.40%
Wells Fargo Advantage Government Securities Fund	6.35%
Wells Fargo Advantage Total Return Bond Portfolio	6.35%
Wells Fargo Advantage Equity Value Portfolio	5.48%
Wells Fargo Advantage Endeavor Select Fund	5.15%
Wells Fargo Advantage Strategic Large Cap Growth Fund	5.14%
Wells Fargo Advantage International Growth Portfolio	4.44%
Wells Fargo Advantage Small Cap Growth Fund	3.70%

5.	Effective allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the effective allocation shown.

6.	Portfolio holdings are subject to change and are calculated based on the total net assets of the Portfolio.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolios	19

Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[7]
	Inception Date	6 Months*	1 Year	5 Year	Life of Portfolio	6 Months*	1 Year	5 Year	Life of Portfolio	Gross	Net[8]
WealthBuilder Growth Allocation Portfolio (WBGGX)	09/30/2004	11.78	25.42	1.79	4.20	13.48	27.33	2.09	4.43	2.41%	2.31%
WealthBuilder Growth Allocation Composite Index[1]						12.35	21.91	4.24	5.28
S&P 500 Index[3]						15.03	25.95	3.32	4.99
Barclays Capital U.S. Aggregate Bond Index[2]						1.91	5.84	6.63	5.31

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Please keep in mind that high double-digit returns were primarily achieved during favorable market conditions. You should not expect that such favorable returns can be consistently achieved. A portfolio’s performance, especially for very short time periods, should not be the sole factor in making your investment decision.

Balanced funds may invest in stocks and bonds. Stock values fluctuate in response to the activities of individual companies and general market and economic conditions. Bond values fluctuate in response to the financial condition of individual issuers, general market and economic conditions, and changes in interest rates. In general, when interest rates rise, bond values fall and investors may lose principal value. The Portfolio will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to alternative investment risk, foreign investment risk, high-yield securities risk, mortgage- and asset-backed securities risk, and smaller company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

7.	Reflects the expense ratios as stated in the most recent prospectuses.

8.	The Adviser has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. Without this cap, the Portfolio’s returns would have been lower.

20	Wells Fargo Advantage WealthBuilder Portfolios	Performance Highlights

Wells Fargo Advantage WealthBuilder Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks long-term capital appreciation with no emphasis on income.

ADVISER

Wells Fargo Funds Management, LLC

PORTFOLIO MANAGERS

Doug Beath

Petros Bocray, CFA

Jeffrey P. Mellas, CAIA

FUND INCEPTION

October 1, 1997

PERFORMANCE SUMMARY

12 MONTH TOTAL RETURN AS OF MAY 31, 2011
WealthBuilder Equity Portfolio (Excluding Sales Charge)	25.82%
S&P 500® Index[1]	25.95%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. The Adviser has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses at 1.50%. The Portfolio’s gross and net expense ratios are 2.52% and 2.41%, respectively. Without these reductions, the Portfolio’s returns would have been lower.

GROWTH OF $10,000 INVESTMENT[2] (AS OF MAY 31, 2011)

1.	The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The chart compares the performance of the Wells Fargo Advantage WealthBuilder Equity Portfolio for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment, reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolios	21

Wells Fargo Advantage WealthBuilder Equity Portfolio (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Portfolio slightly underperformed its benchmark, the S&P 500 Index, during the 12-month period that ended May 31, 2011.

■

The outperformance of international and small-cap stocks compared with the S&P 500 Index had a positive impact on the portfolio. However, the Portfolio’s underlying funds underperformed relative to their benchmarks, detracting from overall results.

■	With interest rates hovering around historically low levels and earnings continuing to grow at a healthy rate, we believe that the current economic environment is positive for stocks.

Strong earnings growth, along with additional support from the Federal Reserve, propelled stock markets higher during the period.

Although pessimism and gloom prevailed during the summer of 2010, persistent fears of a double-dip recession finally gave way to renewed optimism and confidence during the latter stages of the third quarter. Corporate earnings growth, a bright spot during the recovery, continued to trend higher, and we saw potential signs of an improving job market as initial jobless claims drifted lower during the period. Markets received a final boost when the Federal Reserve announced its plan to implement a second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011.

As confidence in the sustainability of the recovery grew, stocks posted strong gains across the board, with the higher-beta sectors—small-cap stocks and growth stocks—leading the way. The dollar weakened against the currencies of major trading partners as concerns about the European crisis faded away. The sharp decline in the dollar benefited unhedged international stocks relative to domestic stocks. However, toward the end of the 12-month period, the dollar strengthened as a renewed focus on the lingering fiscal issues in Europe prompted investors to seek out non-euro currencies such as the U.S. dollar and the Swiss franc.

The Portfolio remained broadly diversified among the four main stock segments: international, small-cap, large-cap growth, and large-cap value stocks. While the outperformance of international and small-cap stocks relative to the S&P 500 Index contributed to relative performance, the Portfolio’s underlying funds underperformed relative to their benchmarks, detracting from overall results.

We implemented several strategic changes to the Portfolio during the 12-month period.

We increased the Portfolio’s strategic exposure to emerging markets equities during the period. As a percent of the global equity market capitalization, the share of emerging markets has grown considerably over the past decade. We believed that it was important to more closely align the Portfolio with the global opportunity set and therefore increased exposure to this asset class.

As part of our due diligence process, we attempt to ensure that we maintain exposure to best-in-class managers and thus replaced some of the underlying funds in the Portfolio during the period. Within the international investment style, we replaced the ING International Value Fund with the Templeton Institutional Foreign Equity Fund. We also added two new emerging markets funds: the Wells Fargo Advantage Emerging Markets Equity Fund and the Oppenheimer Developing Markets Fund. In addition, we replaced the Columbia Marsico Focused Equities Fund with two new funds: the American Century Growth Fund and the Wells Fargo Advantage Strategic Large Cap Growth Fund. In our ongoing reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers’ experience and tenure, and the funds’ performance and risk profiles.

22	Wells Fargo Advantage WealthBuilder Portfolios	Performance Highlights

Wells Fargo Advantage WealthBuilder Equity Portfolio (continued)

EFFECTIVE ALLOCATION[3] (AS OF MAY 31, 2011)

TEN LARGEST HOLDINGS[4] (AS OF MAY 31, 2011)
Wells Fargo Advantage Equity Value Portfolio	12.42%
Thornburg International Value Fund	9.03%
T. Rowe Price Blue Chip Growth Fund	8.72%
American Century Growth Fund	6.22%
Eaton Vance Large Cap Value Fund	6.21%
MFS Value Fund	6.20%
Wells Fargo Advantage International Growth Portfolio	6.00%
Wells Fargo Advantage Small Cap Growth Fund	5.01%
Wells Fargo Advantage Small Company Value Portfolio	5.00%
Wells Fargo Advantage Endeavor Select Fund	4.99%

We continue to believe that the economic recovery is on a sound footing and that market conditions currently favor stocks over bonds.

We believe that the current economic market environment is positive for stocks due to strong corporate earnings and historically low interest rates. In addition, the portfolio’s broad diversification across major stock styles may help manage risk.

3.	Effective allocation is subject to change and is calculated based on the total long-term investments of the Portfolio.

4.	Portfolio holdings are subject to change and are calculated based on the total net assets of the Portfolio.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolios	23

Wells Fargo Advantage WealthBuilder Equity Portfolio (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
WealthBuilder Equity Portfolio (WBGIX)	10/01/1997	11.23	23.94	0.99	1.46	12.92	25.82	1.29	1.61	2.52%	2.41%
S&P 500 Index[1]						15.03	25.95	3.32	2.64

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to foreign investment risk and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. Without this cap, the Portfolio’s returns would have been lower.

24	Wells Fargo Advantage WealthBuilder Portfolios	Performance Highlights

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio

INVESTMENT OBJECTIVE

The Portfolio seeks seeks long-term capital appreciation with no emphasis on income.

ADVISER

Wells Fargo Funds Management, LLC

PORTFOLIO MANAGERS

Doug Beath

Petros Bocray, CFA

Jeffrey P. Mellas, CAIA

FUND INCEPTION

October 1, 1997

PERFORMANCE SUMMARY

12 MONTH TOTAL RETURN AS OF MAY 31, 2011
WealthBuilder Tactical Equity Portfolio (Excluding Sales Charge)	25.70%
S&P 500® Index[1]	25.95%

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than theperformance data quoted. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. The Adviser has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain other expenses at 1.50%. The Portfolio’s gross and net expense ratios are 2.42% and 2.35%, respectively. Without these reductions, the Portfolio’s returns would have been lower.

GROWTH OF $10,000 INVESTMENT[2] (AS OF MAY 31, 2011)

1.

The S&P 500 Index consists of 500 stocks chosen for market size, liquidity, and industry group representation. It is a market-value weighted index with each stock’s weight in the index proportionate to its market value. You cannot invest directly in an index.

2.	The chart compares the performance of the Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio for the most recent ten years with the S&P 500 Index. The chart assumes a hypothetical $10,000 investment, reflects all operating expenses and assumes the maximum initial sales charge of 1.50%.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolios	25

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (continued)

MANAGER’S DISCUSSION

Fund highlights

■	The Portfolio slightly underperformed its benchmark, the S&P 500 Index, during the 12-month period that ended May 31, 2011.

■

The Portfolio’s overweight to small-cap and growth stocks relative to large-cap and value stocks contributed to relative performance. However, the Portfolio’s overweight to domestic stocks relative to international stocks detracted from performance.

■	With interest rates hovering around historically low levels and earnings continuing to grow at a healthy rate, we believe that the current economic environment is positive for stocks.

Strong earnings growth, along with additional support from the Federal Reserve, propelled equity markets higher during the period.

Although pessimism and gloom prevailed during the summer of 2010, persistent fears of a double-dip recession finally gave way to renewed optimism and confidence during the latter stages of the third quarter. Corporate earnings growth, a bright spot during the recovery, continued to trend higher and we saw potential signs of an improving job market as initial jobless claims drifted lower during the period. Markets received a final boost when the Federal Reserve announced its plan to implement a second round of quantitative easing (QE2)—a plan to purchase $600 billion in long-term Treasury securities by mid-2011.

As confidence in the sustainability of the recovery grew, stocks posted strong gains across the board, with most parts of the market producing double-digit gains. Within the fixed-income segment, investment grade and high-yield corporate bonds outperformed U.S. Treasury securities. Stocks outperformed bonds in all major categories. Toward the end of the 12-month period, however, a renewed focus on the lingering fiscal issues in Europe coupled with some weaker economic reports in the U.S. prompted a mild sell-off in stocks as investors sought the perceived safety of U.S. Treasuries.

The Tactical Equity Allocation (TEA) Model, a proprietary investment strategy, determines the shifts among the various equity styles in the portfolio. During the period, the model favored domestic, small-cap, and growth stocks. Two of the three components contributed positively to performance as small caps outperformed large caps and growth beat value. Our shift to domestic stocks, on the other hand, detracted from performance as strengthening foreign currencies lifted international equity returns when translated back to dollars.

We implemented some strategic changes to the Portfolio during the 12-month period.

We increased the Portfolio’s strategic exposure to emerging markets equities during the period. As a percent of the global equity market capitalization, the share of emerging markets has grown considerably over the past decade. We believed that it was important to more closely align the Portfolio with the global opportunity set and therefore increased exposure to this asset class.

As part of our due diligence process, we attempt to ensure that we maintain exposure to best-in-class managers and thus replaced some of the underlying funds in the Portfolio during the period. Within the international investment style, we replaced the ING International Value Fund with the Templeton Institutional Foreign Equity Fund. We also added two new emerging markets funds: the Wells Fargo Advantage Emerging Markets Equity Fund and the Oppenheimer Developing Markets Fund. In addition, we replaced the Columbia Marsico Focused Equities Fund with two new funds: the American Century Growth Fund and the Wells Fargo Advantage Strategic Large Cap Growth Fund. In our ongoing reviews of the mutual fund holdings in the Portfolio, we monitored several factors, including the investment style and process of each fund, the fund managers’ experience and tenure, and the funds’ performance and risk profiles.

26	Wells Fargo Advantage WealthBuilder Portfolios	Performance Highlights

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (continued)

EFFECTIVE ALLOCATION[3] (AS OF MAY 31, 2011)

TEN LARGEST HOLDINGS[4] (AS OF MAY 31, 2011)
T. Rowe Price Blue Chip Growth Fund	11.89%
Thornburg International Value Fund	8.78%
American Century Growth Fund	8.46%
Wells Fargo Advantage Equity Value Portfolio	7.25%
Wells Fargo Advantage Endeavor Select Fund	6.81%
Wells Fargo Advantage Strategic Large Cap Growth Fund	6.79%
Wells Fargo Advantage International Growth Portfolio	5.86%
Wells Fargo Advantage Small Cap Growth Fund	4.88%
Wells Fargo Advantage Small Company Value Portfolio	4.87%
Royce Pennsylvania Mutual Fund	4.86%

We continue to believe that the economic recovery is on a sound footing and that market conditions currently favor stocks over bonds.

The TEA Model’s current allocation has been in place since the second quarter of 2010, when we shifted from value stocks to growth stocks. Changes in the Portfolio’s asset allocation are based upon both market indicators and fundamentals. We believe that the current economic market environment is positive for stocks due to strong corporate earnings and historically low interest rates.

3.	Effective allocation is subject to change and is calculated based on the total long-term investments of the Portfolio. The Portfolio’s use of futures contracts to implement a Tactical Asset Allocation (TAA) shift toward stocks or bonds is reflected in the effective allocation shown.

4.	Portfolio holdings are subject to change and are calculated based on the total net assets of the Portfolio.

Performance Highlights	Wells Fargo Advantage WealthBuilder Portfolios	27

Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (continued)

AVERAGE ANNUAL TOTAL RETURN (%) (AS OF MAY 31, 2011)

		Including Sales Charge				Excluding Sales Charge				Expense Ratios[5]
	Inception Date	6 Months*	1 Year	5 Year	10 Year	6 Months*	1 Year	5 Year	10 Year	Gross	Net[6]
WealthBuilder Tactical Equity Portfolio (WBGAX)	10/1/1997	11.50	23.82	1.40	2.78	13.20	25.70	1.71	2.94	2.42%	2.35%
S&P 500 Index[1]						15.03	25.95	3.32	2.64

*	Returns for periods of less than one year are not annualized.

Figures quoted represent past performance, which is no guarantee of future results and do not reflect the deduction of taxes that a shareholder may pay on fund distributions or the redemption of fund shares. Investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. Performance shown without sales charges would be lower if sales charges were reflected. Current performance may be lower or higher than the performance data quoted. Current month-end performance is available on the Portfolio’s Web site – www.wellsfargo.com/advantagefunds.

Index returns do not include transaction costs associated with buying and selling securities, any mutual fund fees or expenses or any taxes. It is not possible to invest directly in an index.

For WealthBuilder Portfolio shares, the maximum front-end sales charge is 1.50%. Performance including sales charge assumes the sales charge for the corresponding time period.

Stock fund values fluctuate in response to the activities of individual companies and general market and economic conditions. The fund will indirectly be exposed to all of the risks of an investment in the underlying funds and will indirectly bear expenses of the underlying funds. The use of derivatives may reduce returns and/or increase volatility. Certain investment strategies tend to increase the total risk of an investment (relative to the broader market). This Portfolio is exposed to foreign investment risk and smaller-company investment risk. Consult the Portfolio’s prospectus for additional information on these and other risks.

5.	Reflects the expense ratios as stated in the most recent prospectuses.

6.	The Adviser has committed through September 30, 2011 to waive fees and/or reimburse expenses to the extent necessary to cap the Portfolio’s Total Annual Fund Operating Expenses After Fee Waiver, excluding certain expenses, at 1.50%. Without this cap, the Portfolio’s returns would have been lower.

28	Wells Fargo Advantage WealthBuilder Portfolios	Fund Expenses

As a shareholder of the Portfolio, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees (if any) and exchange fees (if any); and (2) ongoing costs, including management fees; distribution (12b-1) and/or shareholder service fees; and other Portfolio expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Portfolio and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the six-month period and held for the entire period from December 1, 2010 to May 31, 2011.

Actual Expenses

The “Actual” line of the table below provides in formation about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the “Actual” line under the heading entitled “Expenses Paid During Period” for your applicable class of shares to estimate the expenses you paid on your account during this period.

Hypothetic al Example for Comparison Purposes

The “Hypothetical” line of the table below provides information about hypothetical account values and hypothetical expenses based on the Portfolio’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Portfolio’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Portfolio and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the “Hypothetical” line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

WealthBuilder Conservative Allocation Portfolio	Beginning Account Value 12-01-2010	Ending Account Value 05-31-2011	Expenses Paid During the Period¹	Net Annual Expense Ratio[2]
Actual	$1,000.00	$1,051.66	$7.67	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
WealthBuilder Moderate Balanced Portfolio
Actual	$1,000.00	$1,080.89	$7.78	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
WealthBuilder Growth Balanced Portfolio
Actual	$1,000.00	$1,119.09	$7.92	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
WealthBuilder Growth Allocation Portfolio
Actual	$1,000.00	$1,134.83	$7.98	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
WealthBuilder Equity Portfolio
Actual	$1,000.00	$1,129.19	$7.96	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%
WealthBuilder Tactical Equity Portfolio
Actual	$1,000.00	$1,132.03	$7.97	1.50%
Hypothetical (5% return before expenses)	$1,000.00	$1,017.45	$7.54	1.50%

1.	Expenses paid is equal to the annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365 (to reflect the one-half year period).

2.	The annual expense ratios exclude any expenses allocated from Master Portfolios.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage WealthBuilder Portfolios	29

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security Name		Shares	Value

Investment Companies: 98.70%

Affiliated Bond Funds: 65.38%
Wells Fargo Advantage Government Securities Fund		10,697,459	$117,779,022
Wells Fargo Advantage Short Duration Government Bond Fund		17,040,883	176,373,141
Wells Fargo Advantage Total Return Bond Portfolio		NA	117,827,787

			411,979,950

Affiliated Stock Funds: 8.53%
Wells Fargo Advantage Emerging Markets Equity Fund		122,862	2,992,921
Wells Fargo Advantage Endeavor Select Fund		783,546	8,352,601
Wells Fargo Advantage Equity Value Portfolio		NA	8,901,984
Wells Fargo Advantage International Growth Portfolio		NA	7,220,915
Wells Fargo Advantage Small Cap Growth Fund		403,909	6,006,122
Wells Fargo Advantage Small Cap Value Fund		178,937	5,967,547
Wells Fargo Advantage Small Company Value Portfolio		NA	5,975,684
Wells Fargo Advantage Strategic Large Cap Growth Fund		254,222	8,323,217

			53,740,991

Alternative Investment Funds: 5.02%
ING Global Real Estate Fund		719,159	12,642,814
PIMCO CommodityRealReturn Strategy Fund		1,958,831	19,000,660

			31,643,474

Bond Funds: 9.35%
Oppenheimer International Bond Fund		4,409,047	29,628,796
PIMCO High Yield Fund		3,079,344	29,284,561

			58,913,357

Stock Funds: 10.42%
American Century Growth Fund		372,081	10,381,051
DFA International Small Cap Value Portfolio		131,258	2,400,708
Dodge & Cox International Stock Fund		95,796	3,600,010
Eaton Vance Large Cap Value Fund		233,733	4,450,280
MFS Value Fund		180,356	4,442,180
Oppenheimer Developing Markets Fund		82,991	2,993,498
Royce Pennsylvania Mutual Fund		470,016	5,973,907
T. Rowe Price Blue Chip Growth Fund		356,102	14,578,809
T. Rowe Price International Discovery Fund		51,724	2,404,125
Templeton Institutional Foreign Equity Fund		166,148	3,607,064
Thornburg International Value Fund		351,444	10,806,916

			65,638,548

Total Investment Companies (Cost $577,174,844)			621,916,320

	Yield

Short-Term Investments: 0.92%

Investment Companies: 0.02%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05%	94,550	94,550

30	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of Investments—May 31, 2011

WEALTHBUILDER CONSERVATIVE ALLOCATION PORTFOLIO

Security Name	Yield	Maturity Date	Principal	Value

US Treasury Bills: 0.90%
US Treasury Bill#(z)	0.07%	11/03/2011	$1,430,000	$1,429,495
US Treasury Bill#(z)	0.16	08/04/2011	4,250,000	4,249,720

				5,679,215

Total Short-Term Investments (Cost $5,772,872)				5,773,765

Total Investments in Securities
(Cost $582,947,716)*	99.62%	627,690,085
Other Assets and Liabilities, Net	0.38	2,395,295

Total Net Assets	100.00%	$630,085,380

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $589,298,842 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$39,570,019
Gross unrealized depreciation	(1,178,776)

Net unrealized appreciation	$38,391,243

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage WealthBuilder Portfolios	31

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Security Name		Shares	Value

Investment Companies: 97.88%

Affiliated Bond Funds: 46.06%
Wells Fargo Advantage Government Securities Fund		8,673,122	$95,491,076
Wells Fargo Advantage Short Duration Government Bond Fund		12,302,293	127,328,734
Wells Fargo Advantage Total Return Bond Portfolio		NA	95,507,067

			318,326,877

Affiliated Stock Funds: 16.89%
Wells Fargo Advantage Emerging Markets Equity Fund		267,260	6,510,455
Wells Fargo Advantage Endeavor Select Fund		1,700,087	18,122,924
Wells Fargo Advantage Equity Value Portfolio		NA	19,305,812
Wells Fargo Advantage International Growth Portfolio		NA	15,695,966
Wells Fargo Advantage Small Cap Growth Fund		878,510	13,063,445
Wells Fargo Advantage Small Cap Value Fund		389,570	12,992,161
Wells Fargo Advantage Small Company Value Portfolio		NA	12,974,168
Wells Fargo Advantage Strategic Large Cap Growth Fund		551,672	18,061,730

			116,726,661

Alternative Investment Funds: 5.04%
ING Global Real Estate Fund		786,617	13,828,730
PIMCO CommodityRealReturn Strategy Fund		2,170,313	21,052,039

			34,880,769

Bond Funds: 9.28%
Oppenheimer International Bond Fund		4,807,458	32,306,120
PIMCO High Yield Fund		3,347,515	31,834,864

			64,140,984

Stock Funds: 20.61%
American Century Growth Fund		806,702	22,506,997
DFA International Small Cap Value Portfolio		285,125	5,214,937
Dodge & Cox International Stock Fund		208,434	7,832,957
Eaton Vance Large Cap Value Fund		506,405	9,641,948
MFS Value Fund		390,449	9,616,768
Oppenheimer Developing Markets Fund		180,629	6,515,304
Royce Pennsylvania Mutual Fund		1,019,899	12,962,921
T. Rowe Price Blue Chip Growth Fund		772,222	31,614,756
T. Rowe Price International Discovery Fund		112,364	5,222,681
Templeton Institutional Foreign Equity Fund		361,076	7,838,951
Thornburg International Value Fund		763,219	23,468,974

			142,437,194

Total Investment Companies (Cost $609,613,846)			676,512,485

	Yield

Short-Term Investments: 1.84%

Investment Companies: 0.08%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05%	499,995	499,995

32	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of Investments—May 31, 2011

WEALTHBUILDER MODERATE BALANCED PORTFOLIO

Security Name	Yield	Maturity Date	Principal	Value

US Treasury Bills: 1.76%
US Treasury Bill#(z)	0.07%	11/03/2011	$3,130,000	$3,128,895
US Treasury Bill#(z)	0.08	11/17/2011	25,000	24,988
US Treasury Bill#(z)	0.16	08/04/2011	9,020,000	9,019,405

				12,173,288

Total Short-Term Investments (Cost $12,671,451)				12,673,283

Total Investments in Securities
(Cost $622,285,297)*	99.72%	689,185,768
Other Assets and Liabilities, Net	0.28	1,958,734

Total Net Assets	100.00%	$691,144,502

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(z)	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $631,021,445 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$68,858,824
Gross unrealized depreciation	(10,694,501)

Net unrealized appreciation	$58,164,323

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage WealthBuilder Portfolios	33

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Security Name		Shares	Value

Investment Companies: 96.65%

Affiliated Bond Funds: 22.52%
Wells Fargo Advantage Government Securities Fund		8,343,286	$91,859,583
Wells Fargo Advantage Total Return Bond Portfolio		NA	84,952,376

			176,811,959

Affiliated Stock Funds: 27.04%
Wells Fargo Advantage Emerging Markets Equity Fund		486,295	11,846,142
Wells Fargo Advantage Endeavor Select Fund		3,099,060	33,035,980
Wells Fargo Advantage Equity Value Portfolio		NA	35,124,408
Wells Fargo Advantage International Growth Portfolio		NA	28,497,099
Wells Fargo Advantage Small Cap Growth Fund		1,593,217	23,691,133
Wells Fargo Advantage Small Cap Value Fund		710,078	23,681,106
Wells Fargo Advantage Small Company Value Portfolio		NA	23,578,761
Wells Fargo Advantage Strategic Large Cap Growth Fund		1,005,502	32,920,129

			212,374,758

Alternative Investment Funds: 4.98%
ING Global Real Estate Fund		884,966	15,557,694
PIMCO CommodityRealReturn Strategy Fund		2,424,295	23,515,659

			39,073,353

Bond Funds: 9.08%
Oppenheimer International Bond Fund		5,338,653	35,875,748
PIMCO High Yield Fund		3,725,340	35,427,987

			71,303,735

Stock Funds: 33.03%
American Century Growth Fund		1,470,465	41,025,962
DFA International Small Cap Value Portfolio		518,646	9,486,039
Dodge & Cox International Stock Fund		378,276	14,215,597
Eaton Vance Large Cap Value Fund		924,086	17,594,598
MFS Value Fund		713,318	17,569,026
Oppenheimer Developing Markets Fund		328,843	11,861,365
Royce Pennsylvania Mutual Fund		1,855,219	23,579,838
T. Rowe Price Blue Chip Growth Fund		1,406,390	57,577,612
T. Rowe Price International Discovery Fund		204,391	9,500,091
Templeton Institutional Foreign Equity Fund		656,904	14,261,379
Thornburg International Value Fund		1,388,603	42,699,557

			259,371,064

Total Investment Companies (Cost $643,229,092)			758,934,869

	Yield

Short-Term Investments: 3.12%

Investment Companies: 0.34%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05%	2,652,130	2,652,130

34	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of Investments—May 31, 2011

WEALTHBUILDER GROWTH BALANCED PORTFOLIO

Security Name	Yield	Maturity Date	Principal	Value

US Treasury Bills: 2.78%
US Treasury Bill#(z)	0.07%	11/03/2011	$5,370,000	$5,368,104
US Treasury Bill#(z)	0.16	08/04/2011	16,510,000	16,508,910

				21,877,014

Total Short-Term Investments (Cost $24,525,731)				24,529,144

Total Investments in Securities
(Cost $667,754,823)*	99.77%	783,464,013
Other Assets and Liabilities, Net	0.23	1,819,098

Total Net Assets	100.00%	$785,283,111

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(z)	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $694,928,820 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$104,030,460
Gross unrealized depreciation	(15,495,267)

Net unrealized appreciation	$88,535,193

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage WealthBuilder Portfolios	35

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security Name		Shares	Value

Investment Companies: 96.68%

Affiliated Bond Funds: 12.70%
Wells Fargo Advantage Government Securities Fund		1,806,163	$19,885,854
Wells Fargo Advantage Total Return Bond Portfolio		NA	19,885,226

			39,771,080

Affiliated Stock Funds: 33.12%
Wells Fargo Advantage Emerging Markets Equity Fund		237,455	5,784,403
Wells Fargo Advantage Endeavor Select Fund		1,511,961	16,117,506
Wells Fargo Advantage Equity Value Portfolio		NA	17,160,957
Wells Fargo Advantage International Growth Portfolio		NA	13,916,662
Wells Fargo Advantage Small Cap Growth Fund		779,483	11,590,907
Wells Fargo Advantage Small Cap Value Fund		346,284	11,548,586
Wells Fargo Advantage Small Company Value Portfolio		NA	11,524,157
Wells Fargo Advantage Strategic Large Cap Growth Fund		491,579	16,094,312

			103,737,490

Alternative Investment Funds: 4.92%
ING Global Real Estate Fund		348,602	6,128,421
PIMCO CommodityRealReturn Strategy Fund		958,682	9,299,213

			15,427,634

Bond Funds: 5.48%
Oppenheimer International Bond Fund		1,285,290	8,637,150
PIMCO High Yield Fund		896,290	8,523,717

			17,160,867

Stock Funds: 40.46%
American Century Growth Fund		718,385	20,042,948
DFA International Small Cap Value Portfolio		253,350	4,633,777
Dodge & Cox International Stock Fund		184,952	6,950,499
Eaton Vance Large Cap Value Fund		450,970	8,586,467
MFS Value Fund		347,863	8,567,871
Oppenheimer Developing Markets Fund		160,488	5,788,804
Royce Pennsylvania Mutual Fund		906,203	11,517,843
T. Rowe Price Blue Chip Growth Fund		688,430	28,184,324
T. Rowe Price International Discovery Fund		99,809	4,639,103
Templeton Institutional Foreign Equity Fund		320,855	6,965,752
Thornburg International Value Fund		677,953	20,847,049

			126,724,437

Total Investment Companies (Cost $253,325,281)			302,821,508

	Yield

Short-Term Investments: 3.23%

Investment Companies: 0.17%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05%	531,898	531,898

36	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of Investments—May 31, 2011

WEALTHBUILDER GROWTH ALLOCATION PORTFOLIO

Security Name	Yield	Maturity Date	Principal	Value

US Treasury Bills: 3.06%
US Treasury Bill#(z)	0.07%	11/03/2011	$2,200,000	$2,199,223
US Treasury Bill#(z)	0.08	11/17/2011	30,000	29,986
US Treasury Bill#(z)	0.16	08/04/2011	7,340,000	7,339,516

				9,568,725

Total Short-Term Investments (Cost $10,099,112)				10,100,623

Total Investments in Securities
(Cost $263,424,393)*	99.91%	312,922,131
Other Assets and Liabilities, Net	0.09	283,831

Total Net Assets	100.00%	$313,205,962

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(z)	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $272,935,070 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$44,324,273
Gross unrealized depreciation	(4,337,212)

Net unrealized appreciation	$39,987,061

The accompanying notes are an integral part of these financial statements.

Portfolio of Investments—May 31, 2011	Wells Fargo Advantage WealthBuilder Portfolios	37

WEALTHBUILDER EQUITY PORTFOLIO

Security Name		Shares	Value

Investment Companies: 99.73%

Affiliated Stock Funds: 45.86%
Wells Fargo Advantage Emerging Markets Equity Fund		144,523	$3,520,578
Wells Fargo Advantage Endeavor Select Fund		662,470	7,061,931
Wells Fargo Advantage Equity Value Portfolio		NA	17,570,142
Wells Fargo Advantage International Growth Portfolio		NA	8,487,873
Wells Fargo Advantage Small Cap Growth Fund		476,136	7,080,146
Wells Fargo Advantage Small Cap Value Fund		210,461	7,018,867
Wells Fargo Advantage Small Company Value Portfolio		NA	7,074,948
Wells Fargo Advantage Strategic Large Cap Growth Fund		214,922	7,036,556

			64,851,041

Stock Funds: 53.87%
American Century Growth Fund		315,203	8,794,162
DFA International Small Cap Value Portfolio		154,357	2,823,186
Dodge & Cox International Stock Fund		112,897	4,242,670
Eaton Vance Large Cap Value Fund		461,138	8,780,065
MFS Value Fund		356,207	8,773,374
Oppenheimer Developing Markets Fund		97,794	3,527,447
Royce Pennsylvania Mutual Fund		555,440	7,059,643
T. Rowe Price Blue Chip Growth Fund		301,182	12,330,383
T. Rowe Price International Discovery Fund		60,964	2,833,603
Templeton Institutional Foreign Equity Fund		195,925	4,253,534
Thornburg International Value Fund		415,138	12,765,486

			76,183,553

Total Investment Companies (Cost $111,369,110)			141,034,594

	Yield

Short-Term Investments: 0.28%

Investment Companies: 0.28%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05%	400,000	400,000

Total Short-Term Investments (Cost $400,000)			400,000

Total Investments in Securities
(Cost $111,769,110)*	100.01%	141,434,594
Other Assets and Liabilities, Net	(0.01)	(9,929)

Total Net Assets	100.00%	$141,424,665

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

*	Cost for federal income tax purposes is $113,082,577 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$29,739,123
Gross unrealized depreciation	(1,387,106)

Net unrealized appreciation	$28,352,017

The accompanying notes are an integral part of these financial statements.

38	Wells Fargo Advantage WealthBuilder Portfolios	Portfolio of Investments—May 31, 2011

WEALTHBUILDER TACTICAL EQUITY PORTFOLIO

Security Name			Shares	Value

Investment Companies: 97.14%

Affiliated Stock Funds: 43.74%
Wells Fargo Advantage Emerging Markets Equity Fund			415,220	$10,114,766
Wells Fargo Advantage Endeavor Select Fund			2,664,494	28,403,508
Wells Fargo Advantage Equity Value Portfolio			NA	30,228,290
Wells Fargo Advantage International Growth Portfolio			NA	24,426,416
Wells Fargo Advantage Small Cap Growth Fund			1,366,749	20,323,559
Wells Fargo Advantage Small Cap Value Fund			607,342	20,254,860
Wells Fargo Advantage Small Company Value Portfolio			NA	20,291,136
Wells Fargo Advantage Strategic Large Cap Growth Fund			864,746	28,311,771

				182,354,306

Stock Funds: 53.40%
American Century Growth Fund			1,264,781	35,287,385
DFA International Small Cap Value Portfolio			444,173	8,123,929
Dodge & Cox International Stock Fund			324,229	12,184,519
Eaton Vance Large Cap Value Fund			791,307	15,066,492
MFS Value Fund			610,117	15,027,189
Oppenheimer Developing Markets Fund			280,766	10,127,241
Royce Pennsylvania Mutual Fund			1,595,252	20,275,658
T. Rowe Price Blue Chip Growth Fund			1,210,842	49,571,862
T. Rowe Price International Discovery Fund			174,798	8,124,590
Templeton Institutional Foreign Equity Fund			562,232	12,206,059
Thornburg International Value Fund			1,190,519	36,608,469

				222,603,393

Total Investment Companies (Cost $318,694,722)				404,957,699

	Yield

Short-Term Investments: 3.14%

Investment Companies: 0.72%
Wells Fargo Advantage Cash Investment Money Market Fund(l)(u)	0.05%		3,000,000	3,000,000

		Maturity Date	Principal

US Treasury Bills: 2.42%
US Treasury Bill#(z)	0.07	11/03/2011	$7,185,000	7,182,464
US Treasury Bill#(z)	0.16	08/04/2011	2,910,000	2,909,808

				10,092,272

Total Short-Term Investments (Cost $13,091,988)				13,092,272

Total Investments in Securities
(Cost $331,786,710)*	100.28%	418,049,971
Other Assets and Liabilities, Net	(0.28)	(1,187,131)

Total Net Assets	100.00%	$416,862,840

#	All or a portion of this security is segregated as collateral for investments in derivative instruments.

(l)	Investment in an affiliate.

(u)	Rate shown is the 7-day annualized yield at period end.

(z)	Zero coupon security. Rate represents yield to maturity.

*	Cost for federal income tax purposes is $339,755,006 and net unrealized appreciation (depreciation) consists of:

Gross unrealized appreciation	$87,279,198
Gross unrealized depreciation	(8,984,233)

Net unrealized appreciation	$78,294,965

The accompanying notes are an integral part of these financial statements.

This page is intentionally left blank.

40	Wells Fargo Advantage WealthBuilder Portfolios	Statement of Assets and Liabilities—May 31,2011

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Moderate Balanced Portfolio

Assets
Investments
In unaffiliated Underlying Funds and securities, at value	$161,874,594	$253,632,235
In affiliated Master Portfolios, at value	139,926,370	143,483,013
In affiliated Underlying Funds, at value	325,889,121	292,070,520

Total investments, at value (see cost below)	627,690,085	689,185,768
Cash	0	404,060
Receivable for investments sold	218,940	0
Receivable for Portfolio shares sold	2,918,746	3,515,806
Receivable for dividends and interest	991,819	845,592
Receivable for daily variation margin on open futures contracts	130,877	263,984
Prepaid expenses and other assets	47,636	30,943

Total assets	631,998,103	694,246,153

Liabilities
Payable for daily variation margin on open futures contracts	0	0
Payable for investments purchased	96,162	507,515
Payable for Portfolio shares redeemed	993,459	1,707,496
Due to custodian bank	0	0
Advisory fee payable	66,266	72,871
Distribution fees payable	397,671	433,103
Due to other related parties	174,975	190,595
Shareholder servicing fees payable	132,557	144,390
Accrued expenses and other liabilities	51,633	45,681

Total liabilities	1,912,723	3,101,651

Total net assets	$630,085,380	$691,144,502

NET ASSETS CONSIST OF
Paid-in capital	$579,052,716	$632,980,154
Undistributed (overdistributed) net investment income (loss)	(1,197)	(681)
Accumulated net realized gains (losses) on investments	5,364,460	(10,688,006)
Net unrealized gains on investments	45,669,401	68,853,035

Total net assets	$630,085,380	$691,144,502

COMPUTATION OF NET ASSET VALUE AND OFFERING PRICE PER SHARE[1]
Net assets	$630,085,380	$691,144,502
Shares outstanding	57,201,622	60,108,847
Net asset value per share	$11.02	$11.50
Maximum offering price per share[2]	$11.19	$11.68

Total investments, at cost	$582,947,716	$622,285,297

1.	Each Fund has an unlimited number of authorized shares.

2.	Maximum offering price is computed as 100/98.50 of net asset value. On investments of $50,000 or more, the offering price is reduced.

The accompanying notes are an integral part of these financial statements.

Statement of Assets and Liabilities—May 31, 2011	Wells Fargo Advantage WealthBuilder Portfolios	41

WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth Allocation Portfolio	WealthBuilder Equity Portfolio	WealthBuilder Tactical Equity Portfolio

$391,625,166	$168,881,663	$76,183,553	$232,695,665
172,152,644	62,487,002	33,132,963	74,945,842
219,686,203	81,553,466	32,118,078	110,408,464

783,464,013	312,922,131	141,434,594	418,049,971
461,745	120,526	110,920	0
0	0	0	65,149
3,886,177	1,188,447	321,019	739,668
620,596	142,354	0	0
459,838	132,424	0	0
28,287	13,160	10,716	12,521

788,920,656	314,519,042	141,877,249	418,867,309

0	0	0	478,710
577,964	148,419	110,920	0
2,014,646	741,226	121,048	896,020
0	0	0	65,149
107,148	38,610	17,862	59,149
495,171	197,546	89,901	264,728
217,835	86,899	39,556	116,480
165,027	65,833	29,730	88,243
59,754	34,547	43,567	35,990

3,637,545	1,313,080	452,584	2,004,469

$785,283,111	$313,205,962	$141,424,665	416,862,840

$782,661,471	$302,225,902	$150,652,027	$495,209,948
45,308	4,998	(9,457)	75,583
(116,795,699)	(40,007,737)	(38,883,389)	(165,625,588)
119,372,031	50,982,799	29,665,484	87,202,897

$785,283,111	$313,205,962	$141,424,665	$416,862,840

$785,283,111	$313,205,962	$141,424,665	$416,862,840
66,444,731	26,471,981	12,350,869	30,012,011
$11.82	$11.83	$11.45	$13.89
12.00	$12.01	$11.62	$14.10

$667,754,823	$263,424,393	$111,769,110	$331,786,710

42	Wells Fargo Advantage WealthBuilder Portfolios	Statement of Operations—Year Ended May 31, 2011

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Moderate Balanced Portfolio

Investment income
Dividends from unaffiliated Underlying Funds	$4,931,151	$5,456,505
Dividends from affiliated Underlying Funds	9,764,782	7,508,094
Dividends allocated from affiliated Master Portfolios*	401,036	819,924
Interest	7,021	14,636
Interest income allocated from affiliated Master Portfolios**	3,375,431	2,647,142
Interest income from affiliated Underlying Funds	553	832
Expenses allocated from affiliated Master Portfolios	(578,477)	(691,661)
Waivers allocated from affiliated Master Portfolios	30,730	29,705

Total investment income	17,932,227	15,785,177

Expenses
Advisory fee	1,104,514	1,152,205
Administration fees	1,721,431	1,795,866
Shareholder servicing fees	1,379,968	1,440,256
Distribution fees	4,141,927	4,320,768
Custody and accounting fees	79,942	72,689
Professional fees	26,619	26,619
Registration fees	19,998	36,820
Shareholder report expenses	61,802	62,080
Trustees’ fees and expenses	10,578	10,578
Other fees and expenses	4,889	5,945

Total expenses	8,551,668	8,923,826
Less: Fee waivers and/or expense reimbursements	(267,812)	(282,291)

Net expenses	8,283,856	8,641,535

Net investment income (loss)	9,648,371	7,143,642

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS

Net realized gains (losses) on:
Unaffiliated Underlying Funds	3,692,469	3,104,573
Affiliated Underlying Funds	158,433	(179,475)
Futures transactions	6,200,723	11,312,189
Capital gain distributions from unaffiliated Underlying Funds	689,104	609,863
Capital gain distributions from affiliated Underlying Funds	272,844	560,897
Transactions allocated from affiliated Master Portfolios	5,922,231	8,627,245

Net realized gains on investments	16,935,804	24,035,292

Net change in unrealized gains (losses) on:
Unaffiliated Underlying Funds	23,018,861	38,900,985
Affiliated Underlying Funds	4,498,369	9,776,119
Futures transactions	1,486,876	3,390,363
Transactions allocated from affiliated Master Portfolios	3,484,770	5,376,963

Net change in unrealized gains (losses) on investments	32,488,876	57,444,430

Net realized and unrealized gains (losses) on investments	49,424,680	81,479,722

Net increase in net assets resulting from operations	$59,073,051	$88,623,364

* Net of foreign dividend withholding taxes allocated from affiliated Master Portfolios of	$18,617	$38,823

**Net of foreign interest withholding taxes allocated from affiliated Master Portfolios of	$1,429	$1,068

The accompanying notes are an integral part of these financial statements.

Statement of Operations—Year Ended May 31, 2011	Wells Fargo Advantage WealthBuilder Portfolios	43

WealthBuilder Growth Balanced Portfolio	WealthBuilder Growth Allocation Portfolio	WealthBuilder Equity Portfolio	WealthBuilder Tactical Equity Portfolio

$7,002,419	$2,241,032	$346,360	$737,579
4,076,937	1,190,067	408,744	1,155,773
1,572,602	740,780	560,994	1,313,252
26,877	11,085	0	15,137
2,583,051	578,448	18,454	46,656
4,301	811	528	5,243
(1,035,150)	(416,797)	(270,339)	(643,827)
39,547	13,345	7,506	20,505

14,270,584	4,358,771	1,072,247	2,650,318

1,368,575	526,497	261,118	762,874
2,133,566	820,617	407,203	1,189,696
1,710,001	657,890	326,059	951,525
5,132,156	1,974,365	979,192	2,860,776
57,688	49,156	36,947	46,959
23,053	26,619	19,619	19,910
18,684	24,999	24,002	18,698
64,876	35,000	19,999	31,438
10,578	10,578	12,078	7,912
11,814	4,768	4,106	8,620

10,530,991	4,130,489	2,090,323	5,898,408
(266,679)	(181,758)	(131,943)	(176,856)

10,264,312	3,948,731	1,958,380	5,721,552

4,006,272	410,040	(886,133)	(3,071,234)

7,393,230	3,474,328	1,823,514	18,207,037
(340,321)	(434,014)	106,394	1,108,348
20,561,189	8,648,915	0	9,666,430
458,113	142,507	46,083	131,095
1,088,994	507,652	339,242	958,460
15,551,856	6,260,968	4,942,288	10,272,841

44,713,061	18,600,356	7,257,521	40,344,211

64,481,616	28,160,069	15,896,805	35,128,743
19,169,245	8,991,031	4,829,197	15,771,945
6,578,023	2,632,988	0	(7,313,565)
7,870,058	4,047,124	2,672,119	5,941,049

98,098,942	43,831,212	23,398,121	49,528,172

142,812,003	62,431,568	30,655,642	89,872,383

$146,818,275	$62,841,608	$29,769,509	$86,801,149

$73,671	$35,108	$23,224	$63,965

$1,085	$224	$0	$0

44	Wells Fargo Advantage WealthBuilder Portfolios	Statements of Changes in Net Assets

	WealthBuilder Conservative Allocation Portfolio
	Year Ended May 31, 2011		Year Ended May 31, 2010

Operations
Net investment income		$9,648,371		$7,048,106
Net realized gains on investments		16,935,804		4,255,159
Net change in unrealized gains (losses) on investments		32,488,876		12,656,956

Net increase in net assets resulting from operations		59,073,051		23,960,221

Distributions to shareholders from
Net investment income		(10,631,126)		(7,196,750)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	23,897,781	251,945,943	27,820,011	278,966,243
Reinvestment of distributions	926,641	9,855,666	665,365	6,680,033
Payment for shares redeemed	(11,493,309)	(122,403,615)	(6,651,939)	(66,847,447)

Net increase in net assets resulting from capital share transactions		139,397,994		218,798,829

Total increase in net assets		187,839,919		235,562,300

Net assets
Beginning of period		442,245,461		206,683,161

End of period		$630,085,380		$442,245,461

Undistributed (overdistributed) net investment income		$(1,197)		$83,510

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage WealthBuilder Portfolios	45

WealthBuilder Moderate Balanced Portfolio				WealthBuilder Growth Balanced Portfolio
Year Ended May 31, 2011		Year Ended May 31, 2010		Year Ended May 31, 2011		Year Ended May 31, 2010

	$7,143,642		$6,062,219		$4,006,272		$6,178,308
	24,035,292		6,230,555		44,713,061		8,910,456
	57,444,430		22,047,872		98,098,942		57,435,998

	88,623,364		34,340,646		146,818,275		72,524,762

	(10,351,052)		(5,621,795)		(6,589,539)		(5,411,799)

Shares		Shares		Shares		Shares

23,205,698	251,656,652	26,393,068	263,482,068	17,319,200	188,174,685	18,461,600	179,441,778
912,956	9,910,734	542,106	5,386,716	573,448	6,405,414	527,886	5,241,911
(11,238,977)	(121,642,643)	(7,417,133)	(74,247,227)	(13,014,144)	(140,432,800)	(11,256,008)	(107,889,579)

	139,924,743		194,621,557		54,147,299		76,794,110

	218,197,055		223,340,408		194,376,035		143,907,073

	472,947,447		249,607,039		590,907,076		447,000,003

	$691,144,502		$472,947,447		$785,283,111		$590,907,076

	$(681)		$1,187,052		$45,308		$2,035,921

46	Wells Fargo Advantage WealthBuilder Portfolios	Statements of Changes in Net Assets

	WealthBuilder Growth Allocation Portfolio
	Year Ended May 31, 2011		Year Ended May 31, 2010

Operations
Net investment income (loss)		$410,040		$911,802
Net realized gains (losses) on investments		18,600,356		(99,580)
Net change in unrealized gains (losses) on investments		43,831,212		24,681,229

Net increase in net assets resulting from operations		62,841,608		25,493,451

Distributions to shareholders from
Net investment income		(1,471,806)		(836,094)

	Shares		Shares

Capital share transactions
Proceeds from shares sold	7,485,153	80,443,267	8,765,187	82,382,506
Reinvestment of distributions	129,223	1,439,542	83,526	815,216
Payment for shares redeemed	(4,633,946)	(49,403,506)	(3,870,140)	(36,189,012)

Net increase (decrease) in net assets resulting from capital share transactions		32,479,303		47,008,710

Total increase in net assets		93,849,105		71,666,067

Net assets
Beginning of period		219,356,857		147,690,790

End of period		$313,205,962		$219,356,857

Undistributed (overdistributed) net investment income (loss)		$4,998		$208,966

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets	Wells Fargo Advantage WealthBuilder Portfolios	47

WealthBuilder Equity Portfolio				WealthBuilder Tactical Equity Portfolio
Year Ended May 31, 2011		Year Ended May 31, 2010		Year Ended May 31, 2011		Year Ended May 31, 2010

	$(886,133)		$(828,379)		$(3,071,234)		$(1,929,445)
	7,257,521		(5,025,855)		40,344,211		(22,029,294)
	23,398,121		24,155,922		49,528,172		86,410,113

	29,769,509		18,301,688		86,801,149		62,451,374

	0		0		0		0

Shares		Shares		Shares		Shares

1,792,843	18,552,541	2,113,893	19,706,364	4,472,603	56,447,019	5,379,320	59,747,071
0	0	0	0	0	0	0	0
(2,628,789)	(26,890,457)	(2,447,011)	(22,349,398)	(6,703,181)	(82,767,475)	(6,529,307)	(70,586,169)

	(8,337,916)		(2,643,034)		(26,320,456)		(10,839,098)

	21,431,593		15,658,654		60,480,693		51,612,276

	119,993,072		104,334,418		356,382,147		304,769,871

	$141,424,665		$119,993,072		$416,862,840		$356,382,147

	$(9,457)		$(9,073)		$75,583		$77,108

48	Wells Fargo Advantage WealthBuilder Portfolios	Financial Highlights

	Beginning Net Asset Value Per Share	Net Investment Income (Loss)	Net Realized and Unrealized Gains (Losses) on Investments	Distributions from Net Investment Income

WealthBuilder Conservative Allocation Portfolio
June 1, 2010 to May 31, 2011	$10.08	0.18	0.96	(0.20)
June 1, 2009 to May 31, 2010	$9.38	0.21	0.71	(0.22)
June 1, 2008 to May 31, 2009	$10.64	0.31	(1.23)	(0.32)
June 1, 2007 to May 31, 2008	$10.84	0.33	(0.01)	(0.32)
June 1, 2006 to May 31, 2007	$10.31	0.27	0.60	(0.28)

WealthBuilder Moderate Balanced Portfolio
June 1, 2010 to May 31, 2011	$10.01	0.14	1.54	(0.19)
June 1, 2009 to May 31, 2010	$9.01	0.15	1.00	(0.15)
June 1, 2008 to May 31, 2009	$11.35	0.24	(2.32)	(0.26)
June 1, 2007 to May 31, 2008	$12.00	0.29	(0.30)	(0.29)
June 1, 2006 to May 31, 2007	$10.95	0.21	1.15	(0.20)

WealthBuilder Growth Balanced Portfolio
June 1, 2010 to May 31, 2011	$9.60	0.06	2.26	(0.10)
June 1, 2009 to May 31, 2010	$8.30	0.10	1.29	(0.09)
June 1, 2008 to May 31, 2009	$12.27	0.17	(3.86)	(0.20)
June 1, 2007 to May 31, 2008	$13.85	0.27	(0.79)	(0.25)
June 1, 2006 to May 31, 2007	$12.45	0.14	1.99	(0.13)

WealthBuilder Growth Allocation Portfolio
June 1, 2010 to May 31, 2011	$9.34	0.02	2.53	(0.06)
June 1, 2009 to May 31, 2010	$7.98	0.04	1.36	(0.04)
June 1, 2008 to May 31, 2009	$12.47	0.12	(4.41)	(0.12)
June 1, 2007 to May 31, 2008	$13.99	0.20	(0.99)	(0.19)
June 1, 2006 to May 31, 2007	$11.93	0.08	2.23	(0.07)

WealthBuilder Equity Portfolio
June 1, 2010 to May 31, 2011	$9.10	(0.07)	2.42	0.00
June 1, 2009 to May 31, 2010	$7.72	(0.06)	1.44	0.00
June 1, 2008 to May 31, 2009	$12.55	(0.01)	(4.39)	(0.01)
June 1, 2007 to May 31, 2008	$15.11	0.11	(1.36)	(0.10)
June 1, 2006 to May 31, 2007	$13.00	(0.02)	2.64	0.00

WealthBuilder Tactical Equity Portfolio
June 1, 2010 to May 31, 2011	$11.05	(0.10)	2.94	0.00
June 1, 2009 to May 31, 2010	$9.13	(0.06)	1.98	0.00
June 1, 2008 to May 31, 2009	$15.79	(0.01)	(5.98)	(0.01)
June 1, 2007 to May 31, 2008	$18.72	0.22	(1.49)	(0.21)
June 1, 2006 to May 31, 2007	$15.48	0.02	3.54	(0.00)[3]

1.	These ratios do not include the expenses allocated from the Master Portfolios.

2.	Total return calculations do not include any sales charges.

3.	Amount calculated is less than $0.005.

The accompanying notes are an integral part of these financial statements.

Financial Highlights	Wells Fargo Advantage WealthBuilder Portfolios	49

Distributions from Net Realized Gains	Ending Net Asset Value Per Share	Ratio to Average Net Assets				Portfolio Turnover Rate	Net Assets at End of Period (000’s omitted)
		Net Investment Income (Loss)	Gross Expenses[1]	Net Expenses[1]	Total Return[2]

0.00	$11.02	1.75%	1.55%	1.50%	11.42%	168%	$630,085
0.00	$10.08	2.18%	1.56%	1.50%	9.87%	157%	$442,245
(0.02)	$9.38	3.43%	1.56%	1.50%	(8.47)%	153%	$206,683
(0.20)	$10.64	3.06%	1.59%	1.50%	3.04%	135%	$134,804
(0.06)	$10.84	2.67%	1.60%	1.50%	8.58%	190%	$70,051

0.00	$11.50	1.24%	1.55%	1.50%	16.96%	142%	$691,145
0.00	$10.01	1.62%	1.57%	1.50%	12.81%	130%	$472,947
(0.00)[3]	$9.01	2.76%	1.57%	1.50%	(18.25)%	134%	$249,607
(0.35)	$11.35	2.61%	1.57%	1.50%	(0.14)%	109%	$245,104
(0.11)	$12.00	2.00%	1.56%	1.50%	12.66%	149%	$145,930

0.00	$11.82	0.59%	1.54%	1.50%	24.27%	140%	$785,283
0.00	$9.60	1.12%	1.56%	1.50%	16.75%	120%	$590,907
(0.08)	$8.30	1.95%	1.56%	1.50%	(29.76)%	142%	$447,000
(0.81)	$12.27	2.07%	1.57%	1.50%	(4.00)%	104%	$693,612
(0.60)	$13.85	1.18%	1.53%	1.50%	17.58%	143%	$620,020

0.00	$11.83	0.16%	1.57%	1.50%	27.33%	110%	$313,206
0.00	$9.34	0.47%	1.60%	1.50%	17.51%	97%	$219,357
(0.08)	$7.98	1.42%	1.59%	1.50%	(34.13)%	119%	$147,691
(0.54)	$12.47	1.59%	1.58%	1.50%	(5.84)%	76%	$207,241
(0.18)	$13.99	0.64%	1.58%	1.50%	19.51%	95%	$148,309

0.00	$11.45	(0.68)%	1.60%	1.50%	25.82%	52%	$141,425
0.00	$9.10	(0.68)%	1.61%	1.50%	17.88%	46%	$119,993
(0.42)	$7.72	(0.08)%	1.61%	1.50%	(34.63)%	62%	$104,334
(1.21)	$12.55	0.73%	1.59%	1.50%	(8.75)%	37%	$187,597
(0.51)	$15.11	(0.14)%	1.58%	1.50%	20.54%	43%	$207,401

0.00	$13.89	(0.81)%	1.55%	1.50%	25.70%	73%	$416,863
0.00	$11.05	(0.54)%	1.57%	1.50%	21.03%	89%	$356,382
(0.66)	$9.13	(0.01)%	1.57%	1.50%	(37.36)%	123%	$304,770
(1.45)	$15.79	1.28%	1.57%	1.50%	(7.31)%	47%	$582,572
(0.32)	$18.72	0.08%	1.56%	1.50%	23.20%	50%	$513,947

50	Wells Fargo Advantage WealthBuilder Portfolios	Notes to Financial Statements

1. ORGANIZATION

Wells Fargo Funds Trust (the “Trust”), a Delaware statutory trust organized on March 10, 1999, is an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”). These financial statements report on the following funds: Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio (“WealthBuilder Conservative Allocation Portfolio”), Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio (“WealthBuilder Moderate Balanced Portfolio” ), Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio (“WealthBuilder Growth Balanced Portfolio”), Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio (“WealthBuilder Growth Allocation Portfolio” ), Wells Fargo Advantage WealthBuilder Equity Portfolio (“WealthBuilder Equity Portfolio”) and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio (“WealthBuilder Tactical Equity Portfolio”) (each, a “Portfolio”, collectively, the “Portfolios”). Each Portfolio is a diversified series of the Trust.

The Portfolios seek to achieve their investment objectives by allocating their assets across asset classes of stocks, bonds and money market instruments by investing in a number of affiliated and unaffiliated funds (collectively, the “Underlying Funds”). The Underlying Funds incur separate expenses in seeking to achieve their investment objectives. The investment in affiliated funds may also include investments in one or more separate diversified portfolios (each, a “Master Portfolio”, collectively, the “Master Portfolios”) of Wells Fargo Master Trust, a registered open-end management investment company. Each Master Portfolio directly acquires portfolio securities, and a Portfolio investing in a Master Portfolio acquires an indirect interest in those securities. Each Portfolio accounts for its investment in the Master Portfolios as partnership investments and records daily its share of the Master Portfolio’s income, expense and realized and unrealized gains and losses. The financial statements and financial highlights for the Underlying Funds are presented in separate financial statements and may be obtained from Wells Fargo Investor Services or from the servicing agent of the unaffiliated funds.

2. SIGNIFICANT ACCOUNTING POLICIES

The following significant accounting policies, which are consistently followed in the preparation of the financial statements of each Portfolio, are in conformity with U.S. generally accepted accounting principles which require management to make estimates and assumptions that affect the reported amounts of assets and liabilities, disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Securities valuation

Investments in underlying open-end mutual funds are valued at net asset per share as reported by the Underlying Funds as of the close of the regular trading on the New York Stock Exchange on each day the exchange is open for trading. Investments in the Master Portfolios are valued daily based on each Portfolio’s proportionate share of each Master Portfolio’s net assets, which are also valued daily.

Certain fixed income securities with maturities exceeding 60 days are valued based on available market quotations received from an independent pricing service approved by the Trust’s Board of Trustees which may utilize both transaction data and market information such as yield, prices of securities of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data. If valuations are not available from the pricing service or values received are deemed not representative of market value, values will be obtained from a third party broker-dealer or determined based on the Portfolios’ Fair Value Procedures.

Debt securities of sufficient credit quality with original maturities of 60 days or less generally are valued at amortized cost which approximates fair value. The amortized cost method involves valuing a security at its cost, plus accretion of discount or minus amortization of premium over the period until maturity.

Certain investments which are not valued using any of the methods discussed above, are valued at their fair value, as determined by procedures established in good faith and approved by the Board of Trustees.

The valuation techniques used by the Portfolios to measure fair value are consistent with the market approach, income approach and/or cost approach, where applicable, for each security type.

Futures contracts

Certain Portfolios may be subject to interest rate risk and equity price risk in the normal course of pursuing its investment objectives. The Portfolios may buy and sell futures contracts in order to gain exposure to, or protect against changes in,

Notes to Financial Statements	Wells Fargo Advantage WealthBuilder Portfolios	51

security values and interest rates. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Portfolio and the prices of futures contracts, and the possibility of an illiquid market.

Futures contracts are valued based upon their quoted daily settlement prices when available. The aggregate principal amounts of the contracts are not recorded in the financial statements. Fluctuations in the value of the contracts are recorded in the Statements of Assets and Liabilities as an asset or liability and in the Statements of Operations as unrealized gains or losses until the contracts are closed, at which point they are recorded as net realized gains or losses on futures contracts. With futures contracts, there is minimal counterparty risk to the Portfolio since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.

Security transactions and income recognition

Income dividends and capital gain distributions from Underlying Funds are recorded on the ex-dividend date. Capital gain distributions from Underlying Funds are treated as realized gains. Each Portfolio records on a daily basis its proportionate share of each Master Portfolio’s interest and dividend income, in addition to expenses and realized and unrealized gains and losses.

Securities transactions are recorded on a trade date basis. Realized gains or losses are reported on the basis of identified cost of securities delivered.

Interest income is accrued daily and bond discounts are accreted and premiums are amortized daily based on the effective interest method. To the extent debt obligations are placed on non-accrual status, any related interest income may be reduced by writing off interest receivables when the collection of all or a portion of interest has become doubtful based on consistently applied procedures. If the issuer subsequently resumes interest payments or when the collectability of interest is reasonably assured, the debt obligation is removed from non-accrual status.

Distributions to shareholders

Distributions to shareholders from net investment income and net realized gains, if any, are recorded on the ex-dividend date. Such distributions are determined in conformity with income tax regulations, which may differ from generally accepted accounting principles.

The timing and character of distributions made during the period from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. To the extent that these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment. Temporary differences do not require reclassifications. At May 31, 2011, as a result of permanent book-to-tax differences, the following reclassification adjustments were made on the Statements of Assets and Liabilities:

	Undistributed (Overdistributed) Net Investment Income (Loss)	Accumulated Net Realized Gains (Losses) on Investments	Paid-in Capital
WealthBuilder Conservative Allocation Portfolio	$898,048	$(915,264)	$17,216
WealthBuilder Moderate Balanced Portfolio	2,019,677	(166,054)	(1,853,623)
WealthBuilder Growth Balanced Portfolio	592,654	255,371	(848,025)
WealthBuilder Growth Allocation Portfolio	857,798	45,003	(902,801)
WealthBuilder Equity Portfolio	885,749	501,447	(1,387,196)
WealthBuilder Tactical Equity Portfolio	3,069,709	(426,626)	(2,643,083)

Federal and other taxes

Each Portfolio is treated as a separate entity for federal income tax purposes. Each Portfolio intends to continue to qualify as a regulated investment company by distributing substantially all of its investment company taxable income and any net realized capital gains (after reduction for capital loss carryforwards) sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income taxes was required.

52	Wells Fargo Advantage WealthBuilder Portfolios	Notes to Financial Statements

Each Portfolio’s income and federal excise tax returns and all financial records supporting those returns for the prior three fiscal years are subject to examination by the federal and Delaware revenue authorities.

At May 31, 2011, estimated net capital loss carryforwards, which are available to offset future net realized capital gains, were as follows:

	Expiration
	2017	2018
WealthBuilder Growth Balanced Portfolio	$0	$85,913,554
WealthBuilder Growth Allocation Portfolio	0	29,007,006
WealthBuilder Equity Portfolio	1,696,851	35,882,526
WealthBuilder Tactical Equity Portfolio	36,662,093	119,979,973

Under the recently enacted Regulated Investment Company Modernization Act of 2010, the Portfolios will be permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period. However, any losses incurred during those future taxable years will be required to be utilized prior to the losses incurred in pre-enactment taxable years. As a result of this ordering rule, pre-enactment capital loss carryforwards may be more likely to expire unused. Additionally, post-enactment capital losses that are carried forward will retain their character as either short-term or long-term capital losses rather than being considered all short-term as under previous law.

3. FAIR VALUATION MEASUREMENTS

Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of each Portfolio’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). Each Portfolio’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:

■	Level 1 – quoted prices in active markets for identical securities

■	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

■	Level 3 – significant unobservable inputs (including each Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

As of May 31, 2011, the inputs used in valuing each Portfolio’s assets, which are carried at fair value, were as follows:

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
WealthBuilder Conservative Allocation Portfolio

Equity securities
Investment companies	$481,989,950	$139,926,370	$0	$621,916,320

Short-term investments
Investment companies	94,550	0	0	94,550
U.S. Treasury obligations	5,679,215	0	0	5,679,215
	$487,763,715	$139,926,370	$0	$627,690,085

Notes to Financial Statements	Wells Fargo Advantage WealthBuilder Portfolios	53

Investments in Securities	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
WealthBuilder Moderate Balanced Portfolio

Equity securities
Investment companies	$533,029,472	$143,483,013	$0	$676,512,485

Short-term investments
Investment companies	499,995	0	0	499,995
U.S. Treasury obligations	12,173,288	0	0	12,173,288
	$545,702,755	$143,483,013	$0	$689,185,768
WealthBuilder Growth Balanced Portfolio

Equity securities
Investment companies	$586,782,225	$172,152,644	$0	$758,934,869

Short-term investments
Investment companies	2,652,130	0	0	2,652,130
U.S. Treasury obligations	21,877,014	0	0	21,877,014
	$611,311,369	$172,152,644	$0	$783,464,013
WealthBuilder Growth Allocation Portfolio

Equity securities
Investment companies	$240,334,506	$62,487,002	$0	$302,821,508

Short-term investments
Investment companies	531,898	0	0	531,898
U.S. Treasury obligations	9,568,725	0	0	9,568,725
	$250,435,129	$62,487,002	$0	$312,922,131
WealthBuilder Equity Portfolio

Equity securities
Investment companies	$107,901,631	$33,132,963	$0	$141,034,594

Short-term investments
Investment companies	400,000	0	0	400,000
	$108,301,631	$33,132,963	$0	$141,434,594
WealthBuilder Tactical Equity Portfolio

Equity securities
Investment companies	$330,011,857	$74,945,842	$0	$404,957,699

Short-term investments
Investment companies	3,000,000	0	0	3,000,000
U.S. Treasury obligations	10,092,272	0	0	10,092,272
	$343,104,129	$74,945,842	$0	$418,049,971

Further details on the major security types listed above can be found in each Portfolio of Investments.

54	Wells Fargo Advantage WealthBuilder Portfolios	Notes to Financial Statements

As of May 31, 2011, the inputs used in valuing each Portfolio’s other financial instruments, which are carried at fair value, were as follows:

Futures contracts	Quoted Prices (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
WealthBuilder Conservative Allocation Portfolio	$927,032	$0	$0	$927,032
WealthBuilder Moderate Balanced Portfolio	1,952,564	0	0	1,952,564
WealthBuilder Growth Balanced Portfolio	3,662,841	0	0	3,662,841
WealthBuilder Growth Allocation Portfolio	1,485,061	0	0	1,485,061
WealthBuilder Tactical Equity Portfolio	939,636	0	0	939,636

Transfers in and transfers out are recognized at the end of the reporting period. For the year ended May 31, 2011, the Portfolios did not have any significant transfers into/out of Level 1 and Level 2.

4. TRANSACTIONS WITH AFFILIATES AND OTHER EXPENSES

Advisory fees

The Trust has entered into an advisory contract with Wells Fargo Funds Management, LLC (“Funds Management”), an indirect wholly owned subsidiary of Wells Fargo & Company (“Wells Fargo”). The adviser is responsible for implementing investment policies and guidelines and for supervising the sub-adviser, who is responsible for day-to-day portfolio management of the Portfolios.

Pursuant to the contract, Funds Management is entitled to receive an annual advisory fee starting at 0.20% and declining to 0.15% as the average daily net assets of each Portfolio increases. For the year ended May 31, 2011, the advisory fee was equivalent to an annual rate of 0.20% for each Portfolio’s average daily net assets.

Funds Management also serves as the adviser to each Master Portfolio and is entitled to receive a fee from each Master Portfolio for those services.

Funds Management may retain the services of certain sub-advisers to provide daily portfolio management to the Portfolios. The fees related to sub-advisory services are borne directly by the adviser and do not increase the overall fees paid by the Portfolio to the adviser. Wells Capital Management Incorporated, an affiliate of Funds Management, is the sub-adviser to each Portfolio and is entitled to receive a fee by the adviser at an annual rate of 0.15% as the average daily net assets of each Portfolio.

Administration and transfer agent fees

The Trust has entered into an administration agreement with Funds Management. Under this agreement, for providing administrative services, which includes paying fees and expenses for services provided by the transfer agent, sub-transfer agents, omnibus account servicers and record-keepers, Funds Management is entitled to receive from each Portfolio an annual fee starting at 0.31% and declining to 0.29% as the average daily net assets of each Portfolio increase. Prior to July 9, 2010, Funds Management was entitled to receive from each Portfolio an annual fee which started at 0.33% and declined to 0.31% as the average daily net assets of each Portfolio increased. For the year ended May 31, 2011, the administration fee for each Portfolio was equivalent to an annual rate of 0.31% of each Portfolio’s average daily net assets.

Funds Management has contractually waived and/or reimbursed advisory and administration fees to the extent necessary to maintain certain net operating expense ratios for the Portfolios.

Distribution fees

The Trust has adopted a Distribution Plan for each Portfolio pursuant to Rule 12b-1 under the 1940 Act. Distribution fees are charged and paid to Wells Fargo Funds Distributor, LLC, the principal underwriter of each Portfolio, at an annual rate of 0.75% of each Portfolio’s average daily net assets.

Shareholder servicing fees

The Trust has entered into contracts with one or more shareholder servicing agents, whereby each Portfolio is charged a fee at an annual rate of 0.25% of its average daily net assets.

Notes to Financial Statements	Wells Fargo Advantage WealthBuilder Portfolios	55

5. INVESTMENT PORTFOLIO TRANSACTIONS

Purchases and sales of investments, excluding short-term securities (securities with maturities of one year or less at purchase date), for the year ended May 31, 2011 were as follows:

	Purchases at Cost*	Sales Proceeds*
WealthBuilder Conservative Allocation Portfolio	$1,061,424,782	$927,817,900
WealthBuilder Moderate Balanced Portfolio	946,051,857	806,515,426
WealthBuilder Growth Balanced Portfolio	1,015,307,036	930,936,713
WealthBuilder Growth Allocation Portfolio	322,568,880	280,747,293
WealthBuilder Equity Portfolio	66,435,545	79,369,378
WealthBuilder Tactical Equity Portfolio	272,752,243	270,039,372

*	The Portfolios seeks to achieve their investment objective by investing some or all of its investable assets in one or more Master Portfolios. Purchases and sales related to these investments have been calculated by aggregating the results of multiplying such Portfolio’s ownership percentage of the respective Master Portfolio by the corresponding Master Portfolio’s purchases and sales.

Purchases and sales of the affiliated and unaffiliated Underlying Funds in which the Portfolios invest are actual aggregate purchases and sales of those funds.

6. INVESTMENTS IN AFFILIATES

A summary of each Portfolio’s transactions in affiliated Underlying Funds (excluding short term investments and the Master Portfolios) during the year ended May 31, 2011 were as follows:

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Dividend Income	Capital Gain Distributions	Value, End of Period
WealthBuilder Conservative Allocation Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$3,099,910	$370,315	$5,410	$0	$2,992,921
Wells Fargo Advantage Endeavor Select Fund	5,268,919	4,612,918	3,772,006	0	0	8,352,601
Wells Fargo Advantage Government Securities Fund	82,800,109	37,990,225	4,096,066	3,525,270	0	117,779,022
Wells Fargo Advantage Short Duration Government Bond Fund	124,209,845	56,801,007	3,351,837	5,909,790	0	176,373,141
Wells Fargo Advantage Small Cap Growth Fund	4,207,071	2,140,801	1,436,466	272,848	272,844	6,006,122
Wells Fargo Advantage Small Cap Value Fund	4,276,748	1,440,219	721,327	51,464	0	5,967,547
Wells Fargo Advantage Strategic Large Cap Growth Fund	0	8,447,635	409,621	0	0	8,323,217
	$220,762,692	$114,532,715	$14,157,638	$9,764,782	$272,844	$325,794,571
WealthBuilder Moderate Balanced Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$6,242,593	$263,351	$10,948	$0	$6,510,455
Wells Fargo Advantage Endeavor Select Fund	10,894,856	8,048,618	5,203,546	0	0	18,122,924
Wells Fargo Advantage Government Securities Fund	67,014,849	35,361,328	7,859,548	2,746,413	0	95,491,076
Wells Fargo Advantage Short Duration Government Bond Fund	89,765,004	46,668,767	8,265,367	4,086,111	0	127,328,734
Wells Fargo Advantage Small Cap Growth Fund	8,701,061	3,611,944	1,292,283	560,904	560,897	13,063,445
Wells Fargo Advantage Small Cap Value Fund	8,737,275	2,786,590	423,442	103,718	0	12,992,161
Wells Fargo Advantage Strategic Large Cap Growth Fund	0	17,476,356	27,825	0	0	18,061,730
	$185,113,045	$120,196,196	$23,335,362	$7,508,094	$560,897	$291,570,525

56	Wells Fargo Advantage WealthBuilder Portfolios	Notes to Financial Statements

	Value, Beginning of Period	Cost of Purchases	Proceeds from Sales	Dividend Income	Capital Gain Distributions	Value, End of Period
WealthBuilder Growth Balanced Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$11,623,739	$772,259	$21,028	$0	$11,846,142
Wells Fargo Advantage Endeavor Select Fund	22,291,463	13,485,020	11,093,415	0	0	33,035,980
Wells Fargo Advantage Government Securities Fund	71,068,688	53,650,458	33,869,800	2,768,778	0	91,859,583
Wells Fargo Advantage Small Cap Growth Fund	17,844,344	5,065,116	2,996,785	1,089,008	1,088,994	23,691,133
Wells Fargo Advantage Small Cap Value Fund	18,102,515	3,623,251	1,629,017	198,123	0	23,681,106
Wells Fargo Advantage Strategic Large Cap Growth Fund	0	31,985,145	173,311	0	0	32,920,129
	$129,307,010	$119,432,729	$50,534,587	$4,076,937	$1,088,994	$217,034,073
WealthBuilder Growth Allocation Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$5,670,084	$550	$9,949	$0	$5,784,403
Wells Fargo Advantage Endeavor Select Fund	10,189,293	7,207,118	37,865	0	0	16,117,506
Wells Fargo Advantage Government Securities Fund	14,366,010	15,720,530	1,508,663	578,767	0	19,885,854
Wells Fargo Advantage Small Cap Growth Fund	8,172,047	2,900,419	41,692	507,659	507,652	11,590,907
Wells Fargo Advantage Small Cap Value Fund	8,265,452	2,369,218	29,168	93,692	0	11,548,586
Wells Fargo Advantage Strategic Large Cap Growth Fund	0	15,650,434	70,273	0	0	16,094,312
	$40,992,802	$49,517,803	$1,688,211	$1,190,067	$507,652	$81,021,568
WealthBuilder Equity Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$3,456,760	$249,723	$6,633	$0	$3,520,578
Wells Fargo Advantage Endeavor Select Fund	7,524,106	275,754	2,813,529	0	0	7,061,931
Wells Fargo Advantage Small Cap Growth Fund	5,980,772	865,107	943,284	339,247	339,242	7,080,146
Wells Fargo Advantage Small Cap Value Fund	6,055,701	428,469	599,747	62,864	0	7,018,867
Wells Fargo Advantage Strategic Large Cap Growth Fund	0	6,969,721	167,624	0	0	7,036,556
	$19,560,579	$11,995,811	$4,773,907	$408,744	$339,242	$31,718,078
WealthBuilder Tactical Equity Portfolio
Wells Fargo Advantage Emerging Markets Equity Fund	$0	$10,904,474	$1,692,160	$18,889	$0	$10,114,766
Wells Fargo Advantage Endeavor Select Fund	13,019,258	19,598,254	12,767,433	0	0	28,403,508
Wells Fargo Advantage Small Cap Growth Fund	17,273,797	3,374,102	3,631,193	958,474	958,460	20,323,559
Wells Fargo Advantage Small Cap Value Fund	17,431,286	2,303,587	2,650,983	178,410	0	20,254,860
Wells Fargo Advantage Strategic Large Cap Growth Fund	0	28,128,717	763,534	0	0	28,311,771
	$47,724,341	$64,309,134	$21,505,303	$1,155,773	$958,460	$107,408,464

As of May 31, 2011, the Portfolios own the following percentages of affiliated Master Portfolios:

	Wells Fargo Advantage Equity Value Portfolio	Wells Fargo Advantage International Growth Portfolio	Wells Fargo Advantage Small Company Value Portfolio	Wells Fargo Advantage Total Return Bond Portfolio
WealthBuilder Conservative Allocation Portfolio	2%	6%	3%	4%
WealthBuilder Moderate Balanced Portfolio	5%	12%	5%	3%
WealthBuilder Growth Balanced Portfolio	8%	22%	10%	3%
WealthBuilder Growth Allocation Portfolio	4%	11%	5%	1%
WealthBuilder Equity Portfolio	4%	7%	3%	NA
WealthBuilder Tactical Equity Portfolio	7%	19%	9%	NA

Notes to Financial Statements	Wells Fargo Advantage WealthBuilder Portfolios	57

7. DERIVATIVE TRANSACTIONS

During the year ended May 31, 2011, the Portfolios entered into futures contracts to gain market exposure to certain asset classes consistent with active asset allocation strategy.

At May 31, 2011, the Portfolios had long and short futures contracts outstanding as follows:

	Expiration Date	Contracts	Type	Initial Notional Amount	Value at May 31, 2011	Net Unrealized Gains (Losses)
WealthBuilder Conservative Allocation Portfolio	June 2011	118 Long	S&P 500 Index	$38,494,448	$39,645,050	$1,150,602
	June 2011	220 Short	MSCI EAFE Index	18,334,126	19,149,900	(815,774)
	June 2011	65 Short	MSCI Emerging Markets Index	3,597,040	3,809,000	(211,960)
	June 2011	216 Long	Russell 2000 Index	17,306,037	18,312,482	1,006,445
	September 2011	19 Long	10-Year U.S. Treasury Notes	2,313,844	2,329,578	15,734
	September 2011	253 Short	30-Year U.S. Treasury Bonds	31,367,454	31,585,469	(218,015)
WealthBuilder Moderate Balanced Portfolio	June 2011	247 Long	S&P 500 Index	80,579,131	82,985,825	2,406,694
	June 2011	475 Short	MSCI EAFE Index	39,582,026	41,346,375	(1,764,349)
	June 2011	139 Short	MSCI Emerging Markets Index	7,695,416	8,145,400	(449,984)
	June 2011	475 Long	Russell 2000 Index	38,059,879	40,270,500	2,210,621
	September 2011	29 Long	10-Year U.S. Treasury Notes	3,531,656	3,555,672	24,016
	September 2011	550 Short	30-Year U.S. Treasury Bonds	68,189,629	68,664,063	(474,434)
WealthBuilder Growth Balanced Portfolio	June 2011	449 Long	S&P 500 Index	146,426,013	150,852,776	4,426,763
	June 2011	876 Short	MSCI EAFE Index	73,000,533	76,251,420	(3,250,887)
	June 2011	262 Short	MSCI Emerging Markets Index	14,505,406	15,353,200	(847,794)
	June 2011	862 Long	Russell 2000 Index	68,969,480	73,080,360	4,110,880
	September 2011	29 Long	10-Year U.S. Treasury Notes	3,531,656	3,555,672	24,016
	September 2011	929 Short	30-Year U.S. Treasury Bonds	115,179,707	115,979,844	(800,137)
WealthBuilder Growth Allocation Portfolio	June 2011	188 Long	S&P 500 Index	61,331,908	63,163,300	1,831,392
	June 2011	429 Short	MSCI EAFE Index	35,755,099	37,342,305	(1,587,206)
	June 2011	126 Short	MSCI Emerging Markets Index	6,972,724	7,383,600	(410,876)
	June 2011	419 Long	Russell 2000 Index	33,555,730	35,522,820	1,967,090
	September 2011	6 Long	10-Year U.S. Treasury Notes	730,688	735,658	4,970
	September 2011	371 Short	30-Year U.S. Treasury Bonds	45,996,722	46,317,031	(320,309)
WealthBuilder Tactical Equity Portfolio	June 2011	81 Long	S&P 500 Index	26,411,063	27,213,975	802,912
	June 2011	775 Short	MSCI EAFE Index	64,594,148	67,459,875	(2,865,727)
	June 2011	232 Short	MSCI Emerging Markets Index	12,841,951	13,595,200	(753,249)
	June 2011	780 Long	Russell 2000 Index	62,372,700	66,128,400	3,755,700

58	Wells Fargo Advantage WealthBuilder Portfolios	Notes to Financial Statements

The Portfolios had average notional amounts in futures contracts outstanding during the year ended May 31, 2011 as follows:

	Long Contracts	Short Contracts
WealthBuilder Conservative Allocation Portfolio	$43,138,563	$40,330,567
WealthBuilder Moderate Balanced Portfolio	87,770,371	84,110,820
WealthBuilder Growth Balanced Portfolio	160,924,508	152,958,117
WealthBuilder Growth Allocation Portfolio	67,101,286	63,527,011
WealthBuilder Tactical Equity Portfolio	80,320,616	70,996,450

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2011 was as follows for WealthBuilder Conservative Allocation Portfolio:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Net assets –Net unrealized gains on investments	$15,734	*	Net assets –Net unrealized gains on investments	$218,015	*
Equity contracts	Net assets –Net unrealized gains on investments	2,157,047	*	Net assets – Net unrealized gains on investments	1,027,734	*
		$2,172,781			$1,245,749

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of May 31, 2011 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended May 31, 2011 was as follows for WealthBuilder Conservative Allocation Portfolio:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(1,174,140)	$(436,387)
Equity contracts	7,374,863	1,923,263
	$6,200,723	$1,486,876

The fair value of derivative instruments as of May 31, 2011 was as follows for WealthBuilder Moderate Balanced Portfolio:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Net assets –Net unrealized gains on investments	$24,016	*	Net assets –Net unrealized gains on investments	$474,434	*
Equity contracts	Net assets –Net unrealized gains on investments	4,617,315	*	Net assets –Net unrealized gains on investments	2,214,333	*
		$4,641,331			$2,688,767

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of May 31, 2011 is reported separately on the Statement of Assets and Liabilities.

Notes to Financial Statements	Wells Fargo Advantage WealthBuilder Portfolios	59

The effect of derivative instruments on the Statement of Operations for the year ended May 31, 2011 was as follows for WealthBuilder Moderate Balanced Portfolio:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(2,747,269)	$(946,644)
Equity contracts	14,059,458	4,337,007
	$11,312,189	$3,390,363

The fair value of derivative instruments as of May 31, 2011 was as follows for WealthBuilder Growth Balanced Portfolio:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Net assets –Net unrealized gains on investments	$24,016	*	Net assets –Net unrealized gains on investments	$800,137	*
Equity contracts	Net assets –Net unrealized gains on investments	8,537,643	*	Net assets –Net unrealized gains on investments	4,098,681	*
		$8,561,659			$4,898,818

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of May 31, 2011 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended May 31, 2011 was as follows for WealthBuilder Growth Balanced Portfolio:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(4,994,655)	$(1,694,164)
Equity contracts	25,555,844	8,272,187
	$20,561,189	$6,578,023

The fair value of derivative instruments as of May 31, 2011 was as follows for WealthBuilder Growth Allocation Portfolio:

	Asset Derivatives			Liability Derivatives
	Balance Sheet Location	Fair Value		Balance Sheet Location	Fair Value
Interest rate contracts	Net assets –Net unrealized gains on investments	$4,970	*	Net assets –Net unrealized gains on investments	$320,309	*
Equity contracts	Net assets –Net unrealized gains on investments	3,798,482	*	Net assets –Net unrealized gains on investments	1,998,082	*
		$3,803,452			$2,318,391

*	Amount represents cumulative unrealized gains (losses) on futures contracts. Only the variation margin as of May 31, 2011 is reported separately on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Statement of Operations for the year ended May 31, 2011 was as follows for WealthBuilder Growth Allocation Portfolio:

	Amount of Realized Gains (Losses) on Derivatives	Change in Unrealized Gains (Losses) on Derivatives
Interest rate contracts	$(1,918,145)	$(655,937)
Equity contracts	10,567,060	3,288,925
	$8,648,915	$2,632,988

60	Wells Fargo Advantage WealthBuilder Portfolios	Notes to Financial Statements

On May 31, 2011, the cumulative unrealized gains (losses) on futures contracts in the amount of $939,636 is reflected in net unrealized gains on investments on the Statement of Assets and Liabilities for WealthBuilder Tactical Equity Portfolio. The payable for daily variation margin on open futures contracts reflected in the Statement of Assets and Liabilities only represents the current day’s variation margin. The realized gains and change in unrealized gains (losses) on futures contracts are reflected in the Statement of Operations.

8. BANK BORROWINGS

The Trust (excluding the money market funds) and Wells Fargo Variable Trust are parties to a $125,000,000 revolving credit agreement with State Street Bank and Trust Company, whereby the Portfolios are permitted to use bank borrowings for temporary or emergency purposes, such as to fund shareholder redemption requests. Interest under the credit agreement is charged to each Portfolio based on a borrowing rate equal to the higher of the Federal Funds rate in effect on that day plus 1.25% or the overnight LIBOR rate in effect on that day plus 1.25%. In addition, under the credit agreement, the Portfolios pay an annual commitment fee equal to 0.125% of the unused balance, which is allocated pro rata. Prior to September 7, 2010, the annual commitment fee paid by the Portfolios was 0.15% of the unused balance.

For the year ended May 31, 2011, there were no borrowings by any Portfolio under the agreement.

9. DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the years ended May 31, 2011, and May 31, 2010, were as follows:

	Long-Term Capital Gain		Ordinary Income
	2011	2010	2011	2010
WealthBuilder Conservative Allocation Portfolio	$0	$0	$10,631,126	$7,196,750
WealthBuilder Moderate Balanced Portfolio	215,189	0	10,135,863	5,621,795
WealthBuilder Growth Balanced Portfolio	0	0	6,589,539	5,411,799
WealthBuilder Growth Allocation Portfolio	0	0	1,471,806	836,094

As of May 31, 2011, the components of distributable earnings on a tax basis were as follows:

	Undistributed Capital Gains	Undistributed Ordinary Income	Unrealized Gains (Losses)	Capital Loss Carryforward
WealthBuilder Conservative Allocation Portfolio	$9,452,319	$3,189,102	$38,391,243	$0
WealthBuilder Moderate Balanced Portfolio	0	0	58,164,323	0
WealthBuilder Growth Balanced Portfolio	0	0	88,535,193	(85,913,554)
WealthBuilder Growth Allocation Portfolio	0	0	39,987,061	(29,007,006)
WealthBuilder Equity Portfolio	0	0	28,352,017	(37,579,377)
WealthBuilder Tactical Equity Portfolio	0	0	78,294,965	(156,642,066)

10. INDEMNIFICATION

Under the Trust’s organizational documents, the officers and directors are indemnified against certain liabilities that may arise out of performance of their duties to the Trust. Additionally, in the normal course of business, the Trust may enter into contracts with service providers that contain a variety of indemnification clauses. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Portfolios and, therefore, cannot be estimated.

11. NEW ACCOUNTING PRONOUNCEMENTS

In May 2011, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) No. 2011-04 “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs”. ASU No. 2011-04 amends FASB ASC Topic 820, Fair Value Measurements and Disclosures, to establish common requirements for measuring fair value and for disclosing information about fair value measurements in accordance with GAAP. The ASU is effective prospectively for interim and annual periods beginning after December 15, 2011.

Notes to Financial Statements	Wells Fargo Advantage WealthBuilder Portfolios	61

In April 2011, FASB issued ASU No. 2011-03 “Reconsideration of Effective Control for Repurchase Agreements”. ASU 2011-03 amends FASB ASC Topic 860, Transfers and Servicing, specifically the criteria required to determine whether a repurchase agreement (repo) and similar agreements should be accounted for as sales of financial assets or secured borrowings with commitments. ASU No. 2011-03 changes the assessment of effective control by focusing on the transferor’s contractual rights and obligations and removing the criterion to assess its ability to exercise those rights or honor those obligations. This could result in changes to the way entities account for certain transactions including repurchase agreements, mortgage dollar rolls and reverse repurchase agreements. The ASU will become effective on a prospective basis for new transfers and modifications to existing transactions as of the beginning of the first interim or annual period beginning on or after December 15, 2011.

As of May 31, 2011, management of the Portfolios is currently assessing the potential impact, in addition to expanded financial statement disclosure, that may result from adopting these ASUs.

12. SUBSEQUENT DISTRIBUTION

On June 24, 2011, the Portfolios declared distributions from net investment income to shareholders of record on June 23, 2011. The per share amounts payable on June 27, 2011 were as follows:

	WealthBuilder Conservative Allocation Portfolio	WealthBuilder Moderate Balanced Portfolio
Net investment income	$0.02446	$0.00775

These distributions are not reflected in the accompanying financial statements.

62	Wells Fargo Advantage WealthBuilder Portfolios	Report of Independent Registered Public Accounting Firm

BOARD OF TRUSTEES AND SHAREHOLDERS OF WELLS FARGO FUNDS TRUST:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of the Wells Fargo Advantage WealthBuilder Conservative Allocation Portfolio, Wells Fargo Advantage WealthBuilder Moderate Balanced Portfolio, Wells Fargo Advantage WealthBuilder Growth Balanced Portfolio, Wells Fargo Advantage WealthBuilder Growth Allocation Portfolio, Wells Fargo Advantage WealthBuilder Equity Portfolio, and Wells Fargo Advantage WealthBuilder Tactical Equity Portfolio, six of the funds constituting the Wells Fargo Funds Trust (collectively the “Funds”), as of May 31, 2011, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended. These financial statements and financial highlights are the responsibility of the Funds’ management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of May 31, 2011, by correspondence with the custodian and brokers, or by other appropriate auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the aforementioned funds of Wells Fargo Funds Trust as of May 31, 2011, the results of their operations for the year then ended, changes in their net assets for each of the years in the two-year period then ended, and the financial highlights for each of the years in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Boston, Massachusetts

July 29, 2011

Other Information (Unaudited)

Wells Fargo Advantage WealthBuilder Portfolios

63

TAX INFORMATION (Unaudited)

For corporate shareholders, pursuant to Section 854 of the Internal Revenue Code, the percentage of ordinary income dividends qualifying for the corporate dividends-received deduction was as follows for the fiscal year ended May 31, 2011:

Dividends-Received Deduction

WealthBuilder Conservative Allocation Portfolio

1.42
%

WealthBuilder Moderate Balanced Portfolio

5.05
%

WealthBuilder Growth Balanced Portfolio

17.44
%

WealthBuilder Growth Allocation Portfolio

83.43
%

Pursuant to Section 854 of the Internal Revenue Code, the following amounts of income dividends paid during the fiscal year ended May 31, 2011 have been designated as qualified dividend income (QDI):

QDI

WealthBuilder Conservative Allocation Portfolio

$
252,394

WealthBuilder Moderate Balanced Portfolio

698,657

WealthBuilder Growth Balanced Portfolio

1,929,139

WealthBuilder Growth Allocation Portfolio

1,434,097

Pursuant to Section 871 of the Internal Revenue Code, the following amounts have been designated as interest-related dividends for nonresident alien shareholders:

Interest-Related Dividends

WealthBuilder Conservative Allocation Portfolio

$
1,604,505

WealthBuilder Moderate Balanced Portfolio

1,203,811

WealthBuilder Growth Balanced Portfolio

985,462

WealthBuilder Growth Allocation Portfolio

160,133

Pursuant to Section 871 of the Internal Revenue Code, $936,232 has been designated as short-term capital gain dividends for nonresident alien shareholders of WealthBuilder Conservative Allocation Portfolio.

PORTFOLIO HOLDINGS INFORMATION

The complete portfolio holdings for the Portfolios are publicly available on the Portfolios’ Web site
(www.wellsfargo.com/advantagefunds) on a monthly, 30-day or more delayed basis. In addition, top ten holdings information for the Portfolio is publicly available on the Portfolios’ Web site on a monthly, seven-day or more delayed basis.
Each Portfolio files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q, which is available without charge by visiting the SEC Web site at www.sec.gov. In addition, each
Portfolio’s Form N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and at regional offices in New York City, at 233 Broadway, and in Chicago, at 175 West Jackson Boulevard, Suite 900. Information about the Public Reference Room may be obtained by calling 1-800-SEC-0330.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Portfolios use to determine how to vote proxies relating to portfolio securities is available without charge, upon request, by calling 1-800-222-8222, visiting our Web site at www.wellsfargo.com/advantagefunds, or visiting the SEC Web site at www.sec.gov. Information regarding how the Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Portfolios’ Web site at www.wellsfargo.com/advantagefunds or by visiting the SEC Web site at www.sec.gov.

64

Wells Fargo Advantage WealthBuilder Portfolios

Other Information (Unaudited)

BOARD OF TRUSTEES

The following table provides basic information about the Board of Trustees (the “Trustees”) of the Wells Fargo Funds Trust (the
“Trust”) and Officers of the Trust. This table should be read in conjunction with the Prospectus and the Statement of Additional Information1 of each Portfolio. Each of the Trustees and Officers listed below acts in identical capacities for the Wells Fargo
Advantage family of funds, which consists of 152 funds comprising the Trust, Wells Fargo Variable Trust, Wells Fargo Master Trust and four closed-end funds (collectively the “Fund Complex”). All of the Trustees are also Members of the
Audit and Governance Committees of each Trust in the Fund Complex. The mailing address of each Trustee and Officer is 525 Market Street, 12th Floor, San Francisco, CA 94105. Each Trustee and Officer serves an indefinite term, however, each Trustee serves such term until reaching the mandatory retirement age established by the Trustees.

Independent Trustees

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Other Directorships During Past Five Years

Peter G. Gordon (Born 1942)

Trustee, since 1998; Chairman, since 2005

Co-Founder, Chairman, President and CEO of Crystal Geyser. Water Company. Trustee Emeritus, Colby College

Asset Allocation Trust

Isaiah Harris, Jr. (Born 1952)

Trustee, since 2009

Retired. Prior thereto, President and CEO of BellSouth Advertising and Publishing Corp. from 2005 to 2007, President and CEO of BellSouth
Enterprises from 2004 to 2005 and President of BellSouth Consumer Services from 2000 to 2003. Emeritus member of the Iowa State University Foundation Board of Governors. Emeritus Member of the Advisory Board of Iowa State University School of
Business. Mr. Harris is a certified public accountant.

CIGNA Corporation; Deluxe Corporation; Asset Allocation Trust

Judith M. Johnson (Born 1949)

Trustee, since 2008

Retired. Prior thereto, Chief Executive Officer and Chief Investment Officer of Minneapolis Employees Retirement Fund from 1996 to 2008. Ms.
Johnson is an attorney, certified public accountant and a certified managerial accountant.

Asset Allocation Trust

Leroy Keith, Jr. (Born 1939)

Trustee, since 2010

Chairman, Bloc Global Services (development and construction), Trustee of the Evergreen Funds from 1983 to 2010. Former Managing Director,
Almanac Capital Management (commodities firm), former Partner, Stonington Partners, Inc. (private equity fund), former Director, Obagi Medical Products Co. and former Director, Lincoln Educational Services.

Trustee, Virtus Fund Complex (consisting of 45 portfolios as of 12/31/10); Director, Diversapack Co. (packaging company); Asset Allocation
Trust

David F. Larcker (Born 1950)

Trustee, since 2009

James Irvin Miller Professor of Accounting at the Graduate School of Business, Stanford University, Director of Corporate Governance Research
Program and Co-Director of The Rock Center for Corporate Governance since 2006. From 2005 to 2008, Professor of Accounting at the Graduate School of Business, Stanford University. Prior thereto, Ernst & Young Professor of Accounting at The
Wharton School, University of Pennsylvania from 1985 to 2005.

Asset Allocation Trust

Olivia S. Mitchell (Born 1953)

Trustee, since 2006

International Foundation of Employee Benefit Plans Professor and Chair of the Department of Insurance and Risk Management, Wharton School of the
University of Pennsylvania since 1993. Director of Wharton’s Pension Research Council and Boettner Center on Pensions & Retirement Research, and Research Associate at the National Bureau of Economic Research. Previously, Cornell University
Professor from 1978 to 1993.

Asset Allocation Trust

Other Information (Unaudited)

Wells Fargo Advantage WealthBuilder Portfolios

65

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Other Directorships During Past Five Years

Timothy J. Penny (Born 1951)

Trustee, since 1996

President and CEO of Southern Minnesota Initiative Foundation, a non-profit organization, since 2007 and Senior Fellow at the Humphrey Institute
Policy Forum at the University of Minnesota since 1995. Member of the Board of Trustees of NorthStar Education Finance, Inc., a non-profit organization, since 2007.

Asset Allocation Trust

Michael S. Scofield (Born 1943)

Trustee, since 2010

Currently serves on the Investment Company Institute’s Board of Governors and Executive Committee as well the In dependent Director’s
Counsel Board of Governors and Executive Committee. Former Chairman of the Independent Directors Counsel. Trustee of the Evergreen Funds from 1984 to 2010. Retired Attorney, Law Offices of Michael S. Scofield and former Director and Chairman,
Branded Media Corporation (multi-media branding company).

Asset Allocation Trust

Donald C. Willeke (Born 1940)

Trustee, since 1996

Principal of the law firm of Willeke & Daniels. General Counsel of the Minneapolis Employees Retirement Fund from 1984 until its consolidation into the Minnesota Public Employees Retirement Association on June 30, 2010.

Asset Allocation Trust

Officers

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Karla M. Rabusch (Born 1959)

President, since 2003

Executive Vice President of Wells Fargo Bank, N.A. and President of Wells Fargo Funds Management, LLC since 2003. Senior Vice President and
Chief Administrative Officer of Wells Fargo Funds Management, LLC from 2001 to 2003.

C. David Messman (Born 1960)

Secretary, since 2000; Chief Legal Counsel, since 2003

Senior Vice President and Secretary of Wells Fargo Funds Management, LLC since 2001. Vice President and Managing Counsel of Wells Fargo Bank,
N.A. since 1996.

Kasey Phillips (Born 1970)

Treasurer, since 2008

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC
from 2006 to 2010. Treasurer of the Evergreen Funds from 2005 to 2010. Vice President and Assistant Vice President of Evergreen Investment Services, Inc. from 1999 to 2006.

David Berardi (Born 1975)

Assistant Treasurer, since 2009

Vice President of Wells Fargo Funds Management, LLC since 2009 . Vice President of Evergreen Investment Management Company, LLC from 2008 to
2010. Assistant Vice President of Evergreen Investment Services, Inc. from 2004 to 2008. Manager of Fund Reporting and Control for Evergreen Investment Management Company, LLC from 2004 to 2010.

Jeremy DePalma (Born 1974)

Assistant Treasurer, since 2009

Senior Vice President of Wells Fargo Funds Management, LLC since 2009. Senior Vice President of Evergreen Investment Management Company, LLC
from 2008 to 2010. Vice President, Evergreen Investment Services, Inc. from 2004 to 2007. Assistant Vice President, Evergreen Investment Services, Inc. from 2000 to 2004 and the head of the Fund Reporting and Control Team within Fund Administration from 2005 to 2010.

66

Wells Fargo Advantage WealthBuilder Portfolios

Other Information (Unaudited)

Name and Year of Birth

Position Held and Length of Service

Principal Occupations During Past Five Years

Debra Ann Early (Born 1964)

Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from 2005 to 2007.
Chief Financial Officer of Parnassus Investments from 2004 to 2007 and Senior Audit Manager of PricewaterhouseCoopers LLP from 1998 to 2004.

1.
The Statement of Additional Information includes additional information about the Portfolios’ Trustees and is available, without charge, upon request, by calling
1-800-222-8222 or by visiting the Portfolios’ Web site at www.wellsfargo.com/advantagefunds.

Other Information (Unaudited)

Wells Fargo Advantage WealthBuilder Portfolios

67

BOARD CONSIDERATION OF INVESTMENT ADVISORY AND SUB-ADVISORY AGREEMENTS:

WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder
Growth Balanced Portfolio, WealthBuilder Moderate Balanced Portfolio and WealthBuilder Tactical Equity Portfolio

Each year, as required by
Section 15 of the Investment Company Act of 1940 (the “1940 Act”), the Board of Trustees (the “Board”) of Wells Fargo Funds Trust (the “Trust”), all the members of which have no direct or indirect interest in the investment advisory and sub-advisory agreements and are not “interested persons” of the Trust, as defined in the 1940 Act (the “Independent Trustees”), determines whether to approve the continuation of the Trust’s investment advisory and sub-advisory agreements. In this regard, at an in person meeting held on March 24-25, 2011 (the “Meeting”), the Board reviewed and re-approved: (i) an investment advisory agreement with Wells Fargo Funds Management, LLC
(“Funds Management”) for each of the WealthBuilder Conservative Allocation Portfolio, WealthBuilder Equity Portfolio, WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio, WealthBuilder Moderate Balanced
Portfolio and WealthBuilder Tactical Equity Portfolio (collectively, the “Funds”); and (ii) an investment sub-advisory agreement with Wells Capital Management Incorporated (“Wells Capital Management”) for the Funds. The
investment advisory agreements with Funds Management and the investment sub-advisory agreements with Wells Capital Management are collectively referred to as the “Advisory Agreements.”

At the Meeting, the Board considered the factors and reached the conclusions described below relating to the selection of Funds Management and Wells Capital
Management and continuation of the Advisory Agreements. Prior to the Meeting, the Trustees conferred extensively among themselves and with representatives of Funds Management about these matters. The Board also met throughout the year and received information that was useful to them in considering the continuation of the Advisory Agreements. The Independent Trustees were assisted in their evaluation of the Advisory Agreements by independent legal counsel, from whom they received separate legal advice and with whom they met separately from Funds Management.

Nature, extent and quality of services

The Board received and considered various information regarding the nature, extent and quality of services provided to the Funds by Funds Management and
Wells Capital Management under the Advisory Agreements. The Board also received and considered information provided in response to a detailed set of requests submitted by the Independent Trustees’ independent legal counsel on their behalf. The
Board received and considered, among other things, information about the background and experience of senior management of Funds Management, and the qualifications, backgrounds, tenures and responsibilities of the portfolio managers primarily responsible for the day-to-day portfolio management of the Funds.

The Board evaluated the ability of Funds Management and Wells Capital
Management, based on their respective financial condition, resources, reputation and other attributes, to attract and retain qualified investment professionals, including research, advisory, and supervisory personnel. The Board further considered the compliance programs and compliance records of Funds Management and Wells Capital Management. In addition, the Board took into account the administrative services provided to the Funds by Funds Management and its affiliates.

The Board’s decision to approve the continuation of the Advisory Agreements was based on a comprehensive evaluation of all of the information provided to it. In approving the continuation of the Advisory Agreements, the Board did not identify any particular information or consideration that was all-important or controlling, and each Trustee attributed different weights to various factors. The
Board evaluated information provided to it both in terms of the funds generally and with respect to each Fund, specifically as it considered appropriate. Although the Board considered the continuation of the Advisory Agreements for the Funds as part of the larger process of considering the continuation of the advisory agreements for all of the funds, its decision to continue the Advisory Agreements for each of the Funds was ultimately made on a fund-by-fund basis.

In considering these matters, the Board considered not only the specific information presented in connection with the Meeting, but also the knowledge gained over time through interaction with Funds Management and Wells Capital Management about various topics, including Funds Management’s oversight of service providers. The above factors, together with those referenced below, are some of the most important, but not necessarily all, factors considered by the Board in concluding that it was satisfied with the nature, extent and quality of the investment advisory services provided to the Funds by Funds Management and Wells Capital Management.

68

Wells Fargo Advantage WealthBuilder Portfolios

Other Information (Unaudited)

Fund performance and expenses

The Board considered the performance results for each of the Funds over various time periods ended December 31, 2010. The Board also considered these results in comparison to the median performance of a universe of relevant funds (the “Universe”) that were determined by Lipper Inc. (“Lipper”) to be similar to the Funds, and in comparison to each Fund’s benchmark index and to other comparative data. Lipper is an independent provider of investment company data. The Board received a description of the methodology used by Lipper to select the mutual funds in the Universe.

The Board noted that the performance of the WealthBuilder Conservative Allocation Portfolio was lower than the performance of its Universe for the one-year period under review and in range of the median performance of its Universe for the other periods under review. The Board noted that the performance of the WealthBuilder Tactical Equity Portfolio was higher than the median performance of its Universe for the one- and ten-year periods under review and lower than the median performance of its Universe for the three- and five-year periods. The Board further noted that the performance of the WealthBuilder Equity Portfolio, WealthBuilder Growth
Allocation Portfolio, WealthBuilder Growth Balanced Portfolio and WealthBuilder Moderate Balanced Portfolio was lower than the median performance of each Fund’s Universe for most of the periods under review, and warranted further discussion. As part of its further review, the Board received an analysis of, and discussed factors contributing to, the underperformance of the WealthBuilder Equity Portfolio, Wealth Builder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio and
WealthBuilder Moderate Balanced Portfolio. The Board noted, in particular, that the WealthBuilder Equity Portfolio and WealthBuilder Growth Balanced Portfolio had a higher percentage of their respective portfolios allocated to equity securities compared to funds included in their Universes. The Board noted actions that had been taken that were designed to address each such Fund’s underperformance, and was satisfied that Funds Management and Wells Capital Management were taking appropriate actions with respect to the Funds’ investment performance.

The Board received and considered information regarding each
Fund’s contractual advisory fee and net operating expense ratios and their various components, including actual management fees (which reflect fee waivers, if any), transfer agent, custodian and other non-management fees, Rule 12b-1 and non-Rule 12b-1 fees, service fees and fee waiver and expense reimbursement arrangements. The Board also considered these ratios in comparison to the median ratios of an expense Universe and a narrower expense group of mutual funds (each, an
“Expense Group”) that was determined by Lipper to be similar to each Fund. The Board received a description of the methodology used by Lipper to select the mutual funds in a Fund’s Expense Group.

The Board noted that the Funds invest in both proprietary and non-proprietary underlying mutual funds, while many of funds included in the Expense Group invested only in proprietary funds. The Board noted that the net expense operating ratio comparisons provided by Lipper did not include the expenses of the underlying mutual funds. Funds Management presented the Board with additional information about the Funds’ expenses, including the expenses of the underlying funds. The Board noted that the net operating expense ratios, including the underlying mutual fund expenses, of the WealthBuilder Conservative Allocation Portfolio and
WealthBuilder Moderate Balanced Portfolio were in range of each such Fund’s respective Expense Group’s median net operating expense ratio. The Board also noted that the net operating expense ratios of the WealthBuilder Equity Portfolio,
WealthBuilder Growth Allocation Portfolio, WealthBuilder Growth Balanced Portfolio and WealthBuilder Tactical Equity Portfolio were higher than each such Fund’s respective Expense Group median net operating expense ratio. The Board further noted that Funds Management had agreed to contractual fee cap arrangements for the Funds and, after giving effect to these arrangements, that each Fund’s net operating expense ratio, excluding the underlying mutual fund expenses, was not appreciably higher than the median rate of each Fund’s Expense Group, except WealthBuilder Growth Balanced Portfolio. The Board noted that the net operating expense ratio of the WealthBuilder Growth Balanced Portfolio was higher than the median rate of its Expense Group. The Board further noted that Funds Management had agreed to continue contractual fee cap arrangements for the WealthBuilder Growth Balanced Portfolio designed to lower the Fund’s expenses.

Based on the above-referenced considerations and other factors, the Board concluded that the overall performance and expense structure of the Funds supported the re-approval of the Advisory Agreements for the Funds.

Investment advisory and sub-advisory fee rates

The Board reviewed and considered the contractual investment advisory fee rates that are payable by the Funds to Funds Management for investment advisory services (the “Advisory Agreement Rates”), both on a stand-alone basis and on a combined basis with the Funds’ administration fee rates. The Board took into account the separate administrative and

Other Information (Unaudited)

Wells Fargo Advantage WealthBuilder Portfolios

69

other services covered by the administration fee rates. The Board also reviewed and considered the contractual investment sub-advisory fee rates that are payable by Funds Management to Wells
Capital Management for investment sub-advisory services (the “Sub-Advisory Agreement Rates”). In addition, the Board reviewed and considered the existing fee waiver/cap arrangements applicable to the Advisory Agreement Rates and considered the Advisory Agreement Rates after taking the waivers/caps into account (the “Net Advisory Rates”).

The Board noted that the Advisory
Agreement Rates and the Net Advisory Rates for the Funds were higher than the median rates of each Fund’s Expense Group. The Board also noted that the Funds are among the few fund-of-funds utilizing non-proprietary funds.

The Board also received and considered information about the nature and extent of services offered and fee rates charged by Funds Management and Wells
Capital Management to other types of clients. In this regard, the Board received information about differences between the services, and the compliance, reporting, and other legal burdens and risks of providing investment advice to mutual funds and those associated with providing advice to non-mutual fund clients such as collective funds or institutional separate accounts.

In each case, the
Board determined that the Advisory Agreement Rates for the Funds, both with and without administration fee rates and before and after waivers, were acceptable in light of the Funds’ Expense Group information, the net expense ratio commitments, the services covered by the Advisory Agreements and other information provided. The Board also reviewed and considered the Sub-Advisory Agreement Rates and concluded that the Sub-Advisory Agreement Rates were acceptable in light of the services covered by the Sub-Advisory Agreement and other information provided.

Profitability

The Board received and considered a profitability analysis of Funds Management, as well as an analysis of the profitability to the collective Wells Fargo businesses that provide services to the Funds. It considered that the information provided to it was necessarily estimated, and that the profitability information provided to it, especially on a fund-by-fund basis, did not necessarily provide a precise tool for evaluating the appropriateness of each Fund’s Advisory Agreement Rates in isolation. It noted that the levels of profitability of the Funds to Funds Management varied widely, depending on, among other things, the size and type of fund. The Board concluded that the profitability to Funds Management of the services provided to any of the Funds, individually or in the aggregate, was not unreasonable.

The Board did not consider separate profitability information with respect to Wells Capital Management, because, as an affiliate of Funds Management, its profitability information was subsumed in the collective Wells Fargo profitability analysis provided by Funds Management.

Economies of scale

With respect to possible economies of scale, the Board reviewed the breakpoints in each Fund’s advisory fee structure, which operate generally to reduce the effective Advisory Agreement Rate of the Funds (as a percentage of Fund assets) as the Funds grow in size. It considered that, as a fund shrinks in size, breakpoints conversely result in increasing fee levels. The Board noted that it would continue to review the appropriate levels of breakpoints in the future, and concluded that the breakpoints as implemented appeared to be a reasonable step toward sharing economies of scale with the Funds. However, the Board acknowledged the inherent limitations of any analysis of an investment adviser’s economies of scale and of any attempt to correlate breakpoints with such economies, stemming largely from the Board’s understanding that economies of scale are realized, if at all, by an investment adviser across a variety of products and services, not just with respect to a single fund.

Other benefits to
Funds Management and Wells Capital Management

The Board received and considered information regarding potential “fall-out” or ancillary benefits received by Funds Management and its affiliates, including Wells Capital Management, as a result of their relationship with the Funds. Ancillary benefits could include, among others, benefits directly attributable to the relationship of Funds Management and Wells Capital Management with the Funds and benefits potentially derived from an increase in Funds Management’s and Wells Capital Management’s business as a result of their relationship with the Funds
(such as the ability to market to shareholders other financial products offered by Funds Management and its affiliates, including Wells Capital Management).

The Board considered that Wells Fargo Funds Distributor, LLC, an affiliate of Funds Management, serves as distributor to the Funds and receives certain compensation for those services. The Board noted that the Funds pays sub-transfer agency fees to various financial institutions, including affiliates of Funds Management that hold fund shares in omnibus accounts.

70

Wells Fargo Advantage WealthBuilder Portfolios

Other Information (Unaudited)

It also considered that these entities may receive distribution-related fees and shareholder servicing payments (including amounts derived from payments under the funds’ Rule 12b-1 plans) in respect of shares sold or held through them.

The Board also reviewed information about whether and to what extent soft dollar credits are sought and how any such credits are utilized and any benefits that may be realized by using an affiliated broker.

Other factors and
broader review

The Board also considered the markets for distribution of the Funds’ shares, including the multiple channels through which the Funds’ shares are offered and sold. The Board noted that the Funds are part of one of the few fund families that have both direct-to-fund and intermediary distribution channels. As discussed above, the Board reviews detailed materials received from Funds Management and Wells Capital Management annually as part of the re-approval process under Section 15 of the 1940 Act and also reviews and assesses information about the quality of the services that the Funds receive throughout the year. In this regard, the Board has reviewed reports of Funds Management at each of its quarterly meetings, which include, among other things, portfolio reviews and performance reports. In addition, the Board confers with portfolio managers at various times throughout the year.

Conclusion

After considering the above-described factors and based on its deliberations and its evaluation of the information described above, the Board concluded that approval of the continuation of the Advisory
Agreements for the Funds was in the best interest of the Funds and their shareholders. Accordingly, the Board unanimously approved the continuation of the Advisory Agreements for an additional one-year period.

List of Abbreviations

Wells Fargo Advantage WealthBuilder Portfolios

71

The following is a list of common abbreviations for terms and entities which may have appeared in this report.

ABAG
— Association of Bay Area Governments

ACB
— Agricultural Credit Bank

ADR
— American Depositary Receipt

ADS
— American Depository Shares

AGC-ICC
— Assured Guaranty Corporation - Insured Custody Certificates

AGM
— Assured Guaranty Municipal

AMBAC
— American Municipal Bond Assurance Corporation

AMT
— Alternative Minimum Tax

ARM
— Adjustable Rate Mortgages

AUD
— Australian Dollar

BAN
— Bond Anticipation Notes

BART
— Bay Area Rapid Transit

BHAC
— Berkshire Hathaway Assurance Corporation

BRL
— Brazil Real

CAD
— Canadian Dollar

CDA
— Community Development Authority

CDO
— Collateralized Debt Obligation

CDSC
— Contingent Deferred Sales Charge

CGIC
— Capital Guaranty Insurance Company

CGY
— Capital Guaranty Corporation

CHF
— Swiss Franc

CIFG
— CDC (Caisse des Dépôts et Consignations) IX IS Financial Guarantee

COP
— Certificate of Participation

CP
— Commercial Paper

CR
— Custody Receipts

CTF
— Common Trust Fund

DEM
— Deutsche Mark

DKK
— Danish Krone

DRIVER
— Derivative Inverse Tax-Exempt Receipts

DW&P
— Department of Water & Power

DWR
— Department of Water Resources

ECFA
— Educational & Cultural Facilities Authority

EDFA
— Economic Development Finance Authority

ETET
— Eagle Tax-Exempt Trust

ETF
— Exchange-Traded Fund

EUR
— Euro

FFCB
— Federal Farm Credit Bank

FGIC
— Financial Guaranty Insurance Corporation

FHA
— Federal Housing Authority

FHAG
— Federal Housing Agency

FHLB
— Federal Home Loan Bank

FHLMC
— Federal Home Loan Mortgage Corporation

FNMA
— Federal National Mortgage Association

FRF
— French Franc

FSA
— Farm Service Agency

GBP
— Great British Pound

GDR
— Global Depositary Receipt

GNMA
— Government National Mortgage Association

GO
— General Obligation

HCFR
— Healthcare Facilities Revenue

HEFA
— Health & Educational Facilities Authority

HEFAR
— Higher Education Facilities Authority Revenue

HFA
— Housing Finance Authority

HFFA
— Health Facilities Financing Authority

HKD
— Hong Kong Dollar

HUD
—  Housing & Urban Development

HUF
— Hungarian Forint

IDA
— Industrial Development Authority

IDAG
— Industrial Development Agency

IDR
— Industrial Development Revenue

IEP
— Irish Pound

JPY
— Japanese Yen

KRW
— Republic of Korea Won

LIBOR
— London Interbank Offered Rate

LLC
— Limited Liability Company

LLP
— Limited Liability Partnership

LOC
— Letter of Credit

LP
— Limited Partnership

MBIA
— Municipal Bond Insurance Association

MFHR
— Multi-Family Housing Revenue

MFMR
— Multi-Family Mortgage Revenue

MMD
— Municipal Market Data

MSTR
— Municipal Securities Trust Receipts

MTN
— Medium Term Note

MUD
— Municipal Utility District

MXN
— Mexican Peso

MYR
— Malaysian Ringgit

NATL-RE
— National Public Finance Guarantee Corporation

NLG
— Netherlands Guilder

NOK
— Norwegian Krone

NZD
— New Zealand Dollar

PCFA
— Pollution Control Finance Authority

PCR
— Pollution Control Revenue

PFA
— Public Finance Authority

PFFA
— Public Facilities Financing Authority

PFOTER
— Puttable Floating Option Tax-Exempt Receipts

plc
— Public Limited Company

PLN
— Polish Zloty

PSFG
— Public School Fund Guaranty

PUTTER
— Puttable Tax-Exempt Receipts

R&D
— Research & Development

RDA
— Redevelopment Authority

RDFA
— Redevelopment Finance Authority

REIT
— Real Estate Investment Trust

ROC
— Reset Option Certificates

SEK
— Swedish Krona

SFHR
— Single Family Housing Revenue

SFMR
— Single Family Mortgage Revenue

SGD
— Singapore Dollar

SKK
— Slovakian Koruna

SLMA
— Student Loan Marketing Association

SPDR
— Standard & Poor’s Depositary Receipts

STIT
— Short-Term Investment Trust

TAN
— Tax Anticipation Notes

TBA
— To Be Announced

TIPS
— Treasury Inflation-Protected Securities

TRAN
— Tax Revenue Anticipation Notes

TCR
— Transferable Custody Receipts

TRY
— Turkish Lira

TTFA
— Transportation Trust Fund Authority

USD
— Unified School District

XLCA
— XL Capital Assurance

ZAR
—  South African Rand

This page is intentionally left
blank.

More information about Wells Fargo Advantage Funds is available free upon request. To obtain literature, please write, e-mail, visit the Portfolios’ Web site, or call:

Wells Fargo Advantage Funds

P.O. Box 8266

Boston, MA 02266-8266

E-mail: wfaf@wellsfargo.com

Web site:
www.wellsfargo.com/advantagefunds Individual Investors: 1- 800-222-8222

Retail Investment Professionals: 1- 888-877-9275 Institutional Investment
Professionals: 1- 866-765-0778

This report and the financial statements contained herein are submitted for the general information of the shareholders of Wells Fargo Advantage Funds. If this report is used for promotional purposes, distribution of the report must be accompanied or preceded by a current prospectus. For a prospectus containing more complete information, including charges and expenses, call 1-800-222-8222 or visit the Portfolios’ Web site at www.wellsfargo.com/advantagefunds. Please consider the investment objectives, risks, charges, and expenses of the investment carefully before investing. This and other information about Wells Fargo Advantage Funds can be found in the current prospectus. Read the prospectus carefully before you invest or send money.

Source: MSCI. MSCI makes no express or implied warranties or representations and shall have no liability whatsoever with respect to any MSCI data contained herein. The MSCI data may not be further redistributed or used as a basis for other indexes or any securities or financial products. This report is not approved, reviewed, or produced by MSCI.

Wells Fargo Funds Management, LLC, a wholly owned subsidiary of Wells Fargo & Company, provides investment advisory and administrative services for
Wells Fargo Advantage Funds. Other affiliates of Wells Fargo & Company provide subadvisory and other services for the Portfolios. The Portfolios are distributed by Wells Fargo Funds Distributor, LLC, Member FINRA/SIPC, an affiliate of
Wells Fargo & Company.

NOT FDIC INSURED  ¡  NO BANK
GUARANTEE  ¡   MAY LOSE VALUE

  © 2011 Wells Fargo Funds Management,
LLC. All rights reserved.

www.wellsfargo.com/advantagefunds

203487 07-11 AWBP/AR102 05-11

ITEM 2.
CODE OF ETHICS

As of the end of the
period, May 31, 2011, Wells Fargo Funds Trust has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer. A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

ITEM 3.
AUDIT COMMITTEE FINANCIAL EXPERT

The
Board of Trustees of Wells Fargo Funds Trust has determined that Judith Johnson is an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mrs. Johnson is independent for purposes of Item 3 of Form N-CSR.

ITEM 4.
PRINCIPAL ACCOUNTANT FEES AND SERVICES

(a) Audit Fees - Provided below are the aggregate fees billed for the fiscal years ended May 31, 2010 and May 31, 2011 for professional services rendered by the principal accountant for the audit of the Registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements.

For the fiscal years ended May 31, 2010 and May 31, 2011, the Audit Fees were $1,901,810 and $2,112,632, respectively.

(b) Audit-Related Fees - There were no audit-related fees incurred for the fiscal years ended May 31, 2010 and May 31, 2011 for assurance and related services by the principal accountant for the Registrant.

(c) Tax Fees - Provided below are the aggregate
fees billed for the fiscal years ended May 31, 2010 and May 31, 2011 for professional services rendered by the principal accountant for the Registrant for tax compliance, tax advice, and tax planning.

For the fiscal years ended May 31, 2010 and May 31, 2011, the Tax Fees were $189,320 and $148,800, respectively. The incurred
Tax Fees are comprised of excise tax review services.

For the fiscal years ended May 31, 2010 and May 31, 2011, the
Tax Fees were $177,910 and $323,845, respectively. The incurred Tax Fees are comprised of tax preparation and consulting services.

(d) All
Other Fees - There were no other fees incurred for the fiscal years ended May 31, 2010 and May 31, 2011.

(e)(1) The Chairman of
the Audit Committees is authorized to pre-approve: (1) audit services to the mutual funds of Wells Fargo Funds Trust; (2) non-audit tax or compliance consulting or training services provided to the Funds by the independent auditors
(“Auditors”) if the fees for any particular engagement are not anticipated to exceed $50,000; and (3) non-audit tax or compliance consulting or training services provided by the Auditors to a Fund’s investment adviser and its controlling entities (where pre-approval is required because the engagement relates directly to the operations and financial reporting of the Fund) if the fee to the Auditors for any particular engagement is not anticipated to exceed $50,000. For any such pre-approval sought from the Chairman, Management shall prepare a brief description of the proposed services. If the Chairman approves of such service, he or she shall sign the statement prepared by Management. Such written statement shall be presented to the full Committees at their next regularly scheduled meetings.

(e)(2) Not Applicable.

(f) Not Applicable.

(g) Provided below are
the aggregate non-audit fees billed for the fiscal years ended May 31, 2010 and May 31, 2011, by the principal accountant for services rendered to the Registrant, and rendered to the Registrant’s investment adviser, and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the Registrant.

For the
fiscal year ended May 31, 2010, the Registrant incurred non-audit fees in the amount of $103,000. The non-audit fees consist of SAS70 control reviews of Wells Fargo Bank, N.A.

For the fiscal year ended May 31, 2011, the Registrant’s investment adviser incurred non-audit fees in the amount of $130,639.
The non-audit fees for the year ended May 31, 2011 relates to mergers and review of registration statements.

(h) The Registrant’s audit committee of the board of directors has determined that non-audit services rendered to the registrant’s investment adviser, that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of the Regulation S-X, does not compromise the independence of the principal accountant.

ITEM 5.
AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable.

ITEMS 6.
SCHEDULE OF INVESTMENTS

The Schedule of
Investments is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7.
DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 8.
PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable.

ITEM 9.
PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASES

Not applicable.

ITEM 10.
SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

The Governance Committee (the “Committee”) of the Board of Trustees of the registrant (the “Trust”) has adopted procedures by which a shareholder of any series of the Trust may submit properly a nominee recommendation for the Committee’s consideration.

The shareholder must submit any such recommendation (a
“Shareholder Recommendation”) in writing to the Trust, to the attention of the Trust’s Secretary, at the address of the principal executive offices of the Trust.

The Shareholder Recommendation must be delivered to, or mailed and received at, the principal executive offices of the Trust not less than forty-five (45) calendar days nor more than seventy-five
(75) calendar days prior to the date of the Committee meeting at which the nominee would be considered.

The Shareholder Recommendation
must include: (i) a statement in writing setting forth (A) the name, age, date of birth, business address, residence address and nationality of the person recommended by the shareholder (the “candidate”); (B) the series
(and, if applicable, class) and number of all shares of the Trust owned of record or beneficially by the candidate, as reported to such shareholder by the candidate; (C) any other information regarding the candidate called for with respect to director nominees by paragraphs (a), (d), (e) and (f) of Item 401 of Regulation S-K or paragraph (b) of Item 22 of Rule 14a-101 (Schedule 14A) under the Securities Exchange Act of 1934, as amended (the “Exchange
Act”), adopted by the Securities and Exchange Commission (or the corresponding provisions of any regulation or rule subsequently adopted by the Securities and Exchange Commission or any successor agency applicable to the Trust); (D) any other information regarding the candidate that would be required to be disclosed if the candidate were a nominee in a proxy statement or other filing required to be made in connection with solicitation of proxies for election of directors pursuant to
Section 14 of the Exchange Act and the rules and regulations promulgated thereunder; and (E) whether the recommending shareholder believes that the candidate is or will be an “interested person” of the Trust (as defined in the
Investment Company Act of 1940, as amended) and, if not an “interested person,” information regarding the candidate that will be sufficient for the Trust to make such determination; (ii) the written and signed consent of the candidate to be named as a nominee and to serve as a Trustee if elected; (iii) the recommending shareholder’s name as it appears on the Trust’s books; (iv) the series (and, if applicable, class) and number of all shares of the Trust owned beneficially and of record by the recommending shareholder; and (v) a description of all arrangements or understandings between the recommending shareholder and the candidate and any other person or persons (including their names) pursuant to which the recommendation is being made by the recommending shareholder. In addition, the Committee may require the candidate to interview in person and furnish such other information as it may reasonably require or deem necessary to determine the eligibility of such candidate to serve as a Trustee of the Trust.

ITEM 11.
CONTROLS AND PROCEDURES

(a) The
President and Treasurer have concluded that the Wells Fargo Funds Trust (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons based on their evaluation of these controls and procedures as of a date within 90 days of the filing of this report.

(b) There were no significant changes in the Trust’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment
Company Act of 1940) that occurred during the second quarter of the period covered by this report that materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 12.
EXHIBITS

(a)(1) Code of Ethics pursuant
to Item 2 of Form N-CSR is filed and attached hereto as Exhibit 10a.

(a)(2) Certification pursuant to Rule 30a-2(a) under the Investment
Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

(a)(3) Not applicable.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is filed and attached hereto as Exhibit
99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Wells Fargo Funds Trust

By:

/s/    KARLA M.
RABUSCH

Karla M. Rabusch

President

Date: July 29, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act
of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the date indicated.

By:

/s/    KARLA M.
RABUSCH

Karla M. Rabusch

President

Date: July 29, 2011

By:

/s/    KASEY L.
PHILLIPS

Kasey L. Phillips

Treasurer

Date: July 29, 2011